UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 333-56073

Pre Effective Amendment No.	☐

Post Effective Amendment No. 25	☑

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	File No. 811-08241

Amendment No. 135	☑

(Check appropriate box or boxes.)

NATIONWIDE VARIABLE ACCOUNT-9
(Exact Name of Registrant)

NATIONWIDE LIFE INSURANCE COMPANY
(Name of Depositor)

One Nationwide Plaza, Columbus, Ohio 43215
(Address of Depositor's Principal Executive Offices)  (Zip Code)

Depositor's Telephone Number, including Area Code	(614) 249-7111

Robert W. Horner, III, Vice President and Secretary, One Nationwide Plaza, Columbus, Ohio 43215
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering	May 1 , 2011

It is proposed that this filing will become effective (check appropriate box)
☐      immediately upon filing pursuant to paragraph (b)
☑      on May 1, 2011 pursuant to paragraph (b)
☐      60 days after filing pursuant to paragraph (a)(1)
☐      on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
☐      this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered	Individual Deferred Variable Annuity Contract

The Best of America® V
NEA Valuebuilder Select

Nationwide Life Insurance Company
Individual Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company through its Nationwide Variable Account-9
The date of this prospectus is May 1, 2011 .

This prospectus contains basic information you should understand about the contracts before investing   Please read this prospectus carefully and keep it for future reference.

Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisors, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with your investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs.

The Statement of Additional Information (dated May 1, 2011 ), which contains additional information about the contracts and the Variable Account, including the Condensed Financial Information for the various Variable Account charges applicable to the contracts, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference.  (The Condensed Financial Information for the minimum and maximum Variable Account charges is available in Appendix B of this prospectus.)  The table of contents for the Statement of Additional Information is on page 37.  For general information or to obtain FREE copies of the Statement of Additional Information, call 1-800-848-6331 (TDD 1-800-238-3035) or write:

Nationwide Life Insurance Company
5100 Rings Road, RR1-04-F4
Dublin, Ohio 43017-1522

Information about this and other Nationwide products can be found at: www.nationwide.com.

Information about us and the product (including the Statement of Additional Information) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549.  Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.  The SEC also maintains a website (www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference, and other information.

These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus.  Any representation to the contrary is a criminal offense.

The Sub-Accounts available under this contract invest in the underlying mutual funds of the companies listed below.

•	AllianceBernstein Variable Products Series Fund, Inc.
•	American Century Variable Portfolios II, Inc.
•	American Century Variable Portfolios, Inc.
•	BlackRock Variable Series Funds, Inc.
•	Credit Suisse Trust
•	Dreyfus
•	Dreyfus Investment Portfolios
•	Dreyfus Variable Investment Fund
•	Federated Insurance Series
•	Fidelity Variable Insurance Products Fund
•	Franklin Templeton Variable Insurance Products Trust
•	Invesco
•	Ivy Funds Variable Insurance Portfolios, Inc.
•	Janus Aspen Series
•	JPMorgan Insurance Trust
•	MFS® Variable Insurance Trust
•	MFS® Variable Insurance Trust II
•	Nationwide Variable Insurance Trust
•	Neuberger Berman Advisers Management Trust
•	Oppenheimer Variable Account Funds
•	PIMCO Variable Insurance Trust
•	Royce Capital Fund

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•	SBL Fund
•	T. Rowe Price Equity Series, Inc.
•	The Universal Institutional Funds, Inc.
•	Van Eck VIP Trust
•	Wells Fargo Variable Trust

For a complete list of the available Sub-Accounts, please refer to "Appendix A: Underlying Mutual Funds." For more information on the underlying mutual funds, please refer to the prospectus for the mutual fund.  Purchase payments not invested in the underlying mutual funds of the Nationwide Variable Account may be allocated to the Fixed Account.

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Glossary of Special Terms

Accumulation Unit- An accounting unit of measure used to calculate the contract value allocated to the Variable Account before the Annuitization Date.

Annuitant- The person upon whose continuation of life benefit payments involving life contingencies depends.

Annuitization Date- The date on which annuity payments begin.

Annuity Commencement Date- The date on which annuity payments are scheduled to begin. This date may be changed by the Contract Owner with Nationwide's consent.

Annuity Unit - An accounting unit of measure used to calculate variable annuity payments.

Contract Owner -   The person(s) who owns all rights under the Contract.  All references in this prospectus to "you" shall mean the Contract Owner.

Contract Value- The total value of all Accumulation Units in a contract plus any amount held in the Fixed Account, any amount held under Guaranteed Term Options and any amounts transferred as a loan to the collateral fixed account.

Contract Year- Each year the contract is in force beginning with the date the contract is issued.

Daily Net Assets- A figure that is calculated at the end of each Valuation Date and represents the sum of all the Contract Owners' interests in the variable Sub-Accounts after the deduction of contract and underlying mutual fund expenses.

ERISA- The Employee Retirement Income Security Act of 1974, as amended.

Fixed Account- An investment option that is funded by the General Account of Nationwide.  Amounts allocated to the Fixed Account will receive periodic interest, subject to a guaranteed minimum crediting rate.

General Account- All assets of Nationwide other than those of the Variable Account or in other separate accounts that have been or may be established by Nationwide.

Guaranteed Term Option- Investment Options that are part of the Multiple Maturity Separate Account providing a guaranteed interest rate paid over certain period of time (or terms), if certain conditions are met.  Guaranteed Term Option is referred to as Target Term Option in the state of Pennsylvania.

Individual Retirement Account- An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.

Individual Retirement Annuity- An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs.

Investment-Only Contract- A contract purchased by a Qualified Pension, Profit-Sharing or Stock Bonus Plan as defined by Section 401(a) of the Internal Revenue Code.

Nationwide- Nationwide Life Insurance Company.   All references in this prospectus to "we" or "us" shall mean Nationwide.

Net Asset Value- The value of one share of an underlying mutual fund at the close of the New York Stock Exchange.

Non-Qualified Contract- A contract which does not qualify for favorable tax treatment as a Qualified Plan, Individual Retirement Annuity, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.

Qualified Plans- Retirement plans which receive favorable tax treatment under Section 401 of the Internal Revenue Code.

Roth IRA- An annuity contract which qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.

SEC- Securities and Exchange Commission.

SEP IRA- An annuity contract that qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.

Simple IRA- An annuity contract that qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.

Sub-Accounts- Divisions of the Variable Account, each of which invests in a single underlying mutual fund.

Tax Sheltered Annuity- An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.

Valuation Date- Each day the New York Stock Exchange is open for business, or any other day during which there is a sufficient degree of trading of underlying mutual fund shares such that the current Net Asset Value of Accumulation Units or Annuity Units might be materially affected.  Values of the Variable Account are determined as of the close of the New York Stock Exchange which generally closes at 4:00 pm EST, but may close earlier on certain days and as conditions warrant.

Valuation Period- The period of time commencing at the close of a Valuation Date and ending at the close of the New York Stock Exchange for the next succeeding Valuation Date.

Variable Account- Nationwide Variable Account-9, a separate account of Nationwide that contains Variable Account allocations.  The Variable Account is divided into Sub-Accounts, each of which invests in shares of a separate underlying mutual fund.

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Table of Contents	Page
Glossary of Special Terms	3
Contract Expenses	6
Underlying Mutual Fund Annual Expenses	7
Example	8
Synopsis of the Contracts	9
Minimum Initial and Subsequent Purchase Payments
Dollar Limit Restrictions
Charges and Expenses
Annuity Payments
Taxation
Right to Examine and Cancel
Financial Statements	10
Condensed Financial Information	10
Nationwide Life Insurance Company	10
Nationwide Investment Services Corporation.	11
Security Distributors, Inc.	11
Investing in the Contract	11
The Variable Account and Underlying Mutual Funds
Guaranteed Term Options
The Fixed Account
The Contract in General	13
Distribution, Promotional and Sales Expenses
Underlying Mutual Fund Payments
Profitability
Contract Modification
Standard Charges and Deductions	15
Contract Maintenance Charge
Mortality and Expense Risk Charge
Contingent Deferred Sales Charge
Premium Taxes
Short-Term Trading Fees
Optional Contract Benefits, Charges and Deductions	16
CDSC Options and Charges
Optional Death Benefits
Contract Ownership	18
Joint Ownership
Contingent Ownership
Annuitant
Beneficiary and Contingent Beneficiary
Operation of the Contract	19
Minimum Initial and Subsequent Purchase Payments
Pricing
Allocation of Purchase Payments
Determining the Contract Value
Transfers Prior to Annuitization
Transfers After Annuitization
Transfer Requests
Transfer Restrictions
Right to Examine and Cancel	23
Surrender (Redemption) Prior to Annuitization	23
Partial Surrenders (Partial Redemptions)
Full Surrenders (Full Redemptions)
Surrenders Under a Tax Sheltered Annuity
Surrenders Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan

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Table of Contents (continued)	Page
Loan Privilege	25
Minimum and Maximum Loan Amounts
Maximum Loan Processing Fee
How Loan Requests are Processed
Interest
Loan Repayment
Distributions and Annuity Payments
Transferring the Contract
Grace Period and Loan Default
Assignment	26
Contract Owner Services	26
Asset Rebalancing
Dollar Cost Averaging
Systematic Withdrawals
Annuity Commencement Date	28
Annuitizing the Contract	28
Annuitization Date
Annuitization
Fixed Payment Annuity
Variable Payment Annuity
Frequency and Amount of Annuity Payments
Annuity Payment Options
Death Benefits	31
Upon Death
Death Benefit Payment
Statements and Reports	33
Legal Proceedings	33
Table of Contents of Statement of Additional Information	37
Appendix A: Underlying Mutual Funds	38
Appendix B: Condensed Financial Information	52
Appendix C: Contract Types and Tax Information	93
Appendix D: State Variations	102

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Contract Expenses

The following tables describe the fees and expenses that a Contract Owner will pay when buying, owning, or surrendering the contract.

The first table describes the fees and expenses a Contract Owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.  State premium taxes may also be deducted.

Contract Owner Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments surrendered)	7%1
* Range of CDSC over time:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
Some state jurisdictions require a lower CDSC schedule.  Please refer to your contract for state specific information.
Maximum Loan Processing Fee	$252
Maximum Premium Tax Charge (as a percentage of purchase payments)	5%3
Maximum Short-Term Trading Fee (as a percentage of transaction amount)	1%

The next table describes the fees and expenses that a Contract Owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).

Recurring Contract Expenses
Annual Loan Interest Charge	2.25%4
Maximum Annual Contract Maintenance Charge	$155
Variable Account Annual Expenses (assessed as an annualized percentage of the Daily Net Assets)6
Mortality and Expense Risk Charge	1.10%
Five-Year CDSC Option Total Variable Account Charges (including this option only)	0.15%7 1.25%
CDSC Waiver Options (an applicant may elect one or more)
Additional Withdrawal Without Charge and Disability Waiver Total Variable Account Charges (including this option only)	0.10%8 1.20%
10 Year and Disability Waiver (available for Tax Sheltered Annuities only) Total Variable Account Charges (including this option only)	0.05% 1.15%
Hardship Waiver (available for Tax Sheltered Annuities only) Total Variable Account Charges (including this option only)	0.15% 1.25%
Death Benefit Options (an applicant may elect one)
Optional One-Year Step Up Death Benefit Total Variable Account Charges (including this option only)	0.05% 1.15%
Optional 5% Enhanced Death Benefit Total Variable Account Charges (including this option only)	0.10% 1.20%

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The next table shows the fees and expenses that a Contract Owner would pay if he/she elected all of the optional benefits under the contract (and the most expensive of mutually exclusive optional benefits).

Summary of Maximum Contract Expenses
Mortality and Expense Risk Charge (applicable to all contracts)	1.10%
Five-Year CDSC Option	0.15%
Additional Withdrawal Without Charge and Disability Waiver	0.10%
10 Year and Disability Waiver for Tax Sheltered Annuities	0.05%
Hardship Waiver for Tax Sheltered Annuities	0.15%
Optional 5% Enhanced Death Benefit	0.10%
Maximum Possible Total Variable Account Charges	1.65%

Underlying Mutual Fund Annual Expenses

The next table provides the minimum and maximum total operating expenses, as of December 31, 2010 , charged by the underlying mutual funds that you may pay periodically during the life of the Contract.  The table does not reflect short-term trading fees.  More detail concerning each underlying mutual fund's fees and expenses is contained in the prospectus for each underlying mutual fund.

Total Annual Underlying Mutual Fund Operating Expenses	Minimum	Maximum
(expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets)	0.27%	2.43%

The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds.  Therefore, actual expenses could be lower.  Refer to the underlying mutual fund prospectuses for specific expense information.

1 Each Contract Year, the Contract Owner may withdraw without a CDSC the greater of:
(1) 10% of all purchase payments made to the contract (15% of all purchase payments made to the contract if the Contract Owner elected the Additional Withdrawal Without Charge and Disability Waiver); or
(2) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.
This free withdrawal privilege is non-cumulative.  Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year.  The Internal Revenue Code may impose restrictions on surrenders from contracts issued as Tax Sheltered Annuities.
2 Nationwide assesses a loan processing fee at the time each new loan is processed.  Loans are only available for contracts issued as Tax Sheltered Annuities.  Loans are not available in all states.  In addition, some states may not permit Nationwide to assess a loan processing fee.
3 Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities.  The amount assessed to the contract will equal the amount assessed by the state or government entity.
4 The loan interest rate is determined, based on market conditions, at the time of loan application or issuance.  The loan balance in the collateral fixed account is credited with interest at 2.25% less than the loan interest rate.  Thus, the net loan interest charge is 2.25%.
5 The Contract Maintenance Charge is deducted annually from all contracts containing less than $25,000 on each contract anniversary.  This charge is waived for any contract valued at $25,000 or more on any contract anniversary.
6 These charges apply only to Sub-Account allocations.  They do not apply to allocations made to the Fixed Account or to the Guaranteed Term Options.  They are charged on a daily basis at the annualized rate noted above.
7 Range of Five-Year CDSC over time:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5
CDSC Percentage	7%	7%	6%	4%	2%	0%
For contracts issued in the State of New York, this option is available only for contracts issued as Roth IRAs.
8 Range of CDSC over time:
Each Contract Year, the Contract Owner may withdraw without a CDSC the greater of:
(1)10% of all purchase payments made to the contract (15% of all purchase payments made to the contract if the Contract Owner elected the Additional Withdrawal Without Charge and Disability Waiver); or
(2)any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.
This free withdrawal privilege is non-cumulative.  Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year.  The Internal Revenue Code may impose restrictions on surrenders from contracts issued as Tax Sheltered Annuities.

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Example

This Example is intended to help Contract Owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts.  These costs include Contract Owner transaction expenses, contract fees, Variable Account annual expenses, and underlying mutual fund fees and expenses.  The Example does not reflect premium taxes or Short-Term Trading Fees which, if reflected, would result in higher expenses.

The Example assumes:
•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds;
•	the 7 year CDSC schedule;
•	a $15 Contract Maintenance Charge expressed as a percentage of the average account size; and
•	the total Variable Account charges associated with the most expensive combination of optional benefits (1.65%).

For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.

	If you surrender your contract at the end of the applicable time period				If you annuitize your contract at the end of the applicable time period				If you do not surrender your contract
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses ( 2.43% )	$1,039	$1,765	$2,501	$4,555	*	$1,340	$2,246	$4,555	$444	$1,340	$2,246	$4,555
Minimum Total Underlying Mutual Fund Operating Expenses ( 0.27% )	$812	$1,096	$1,405	$2,472	*	$671	$1,150	$2,472	$217	$671	$1,150	$2,472

*The contracts sold under this prospectus do not permit annuitization during the first two Contract Years.

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Synopsis of the Contracts

The contracts described in this prospectus are modified single purchase payment contracts.  The contracts may be issued as either individual or group contracts.  In those states where contracts are issued as group contracts, references throughout this prospectus to "contract(s)" will also mean "certificate(s)" and "Contract Owner" will mean "participant."

The contracts can be categorized as:

•	Charitable Remainder Trusts;
•	Investment Only (Qualified Plan);
•	Individual Retirement Annuities ("IRAs");
•	Non-Qualified Contract;
•	Roth IRAs;
•	Simplified Employee Pension ("SEP IRAs");
•	Simple IRA; and
•	Tax Sheltered Annuities.

For more detailed information with regard to the differences in contract types ( see "Types of Contracts" in the "Appendix C: Contract Types and Tax Information" ).   Prospective purchasers may apply to purchase a contract through broker dealers that have entered into a selling agreement with Nationwide Investment Services Corporation.

Surrenders

Contract Owners may generally surrender some or all of their Contract Value at any time prior to annuitization by notifying Nationwide in writing (see "Surrender (Redemption) Prior to Annuitization" ).   After the Annuitization Date, surrenders are not permitted (see the "Surrender (Redemption) After Annuitization" ) .

Minimum Initial and Subsequent Purchase Payments

Contract Type	Minimum Initial Purchase Payment	Minimum Subsequent Payments
Charitable Remainder Trust	$0	$0
Investment Only (Qualified Plan)	$1,000	$0
IRA	$1,000	$0
Non-Qualified	$1,000	$0
Roth IRA	$1,000	$0
SEP IRA	$1,000	$0
Simple IRA	$1,000	$0
Tax Sheltered Annuity*	$0	$25

*Only available for individual 403(b) Tax Sheltered Annuity contracts subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.

Some states have different minimum initial and subsequent purchase payment amounts, and subsequent purchase payments may not be permitted in all states (see "Appendix D: State Variations".)

Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant to exceed $1,000,000.  Its decision as to whether or not to accept a purchase payment in excess of that amount will be based on one or more factors, including, but not limited to: age, spouse age (if applicable), Annuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging costs.  All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner.  In the event that we do not accept a purchase payment under these guidelines, we will immediately return the purchase payment in its entirety in the same manner as it was received.  If we accept the purchase payment, it will be applied to the contract immediately and will receive the next calculated Accumulation Unit value.  Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.

Dollar Limit Restrictions

In addition to the potential purchase payment restriction listed above, certain features of the contract have additional purchase payment and/or Contract Value limitations associated with them:

Annuitization.  Your annuity payment options will be limited if you submit total purchase payments in excess of $2,000,000.  Furthermore, if the amount to be annuitized is greater than $5,000,000, we may limit both the amount that can be annuitized on a single life and the annuity payment options.

Death benefit calculations.  Purchase payments up to $3,000,000 will result in a higher death benefit payment than purchase payments in excess of $3,000,000.

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract.  The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

Charges and Expenses

Underlying Mutual Fund Annual Expenses

The underlying mutual funds charge fees and expenses that are deducted from underlying mutual fund assets.  These fees and expenses are in addition to the fees and expenses assessed by the contract.  The prospectus for each underlying mutual fund provides information regarding the fees and expenses applicable to the fund.

Short-Term Trading Fees

Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.  Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.

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Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.10% of the Daily Net Assets of the Variable Account Nationwide assesses this charge in return for bearing certain mortality and administrative risks (see "Mortality and Expense Risk Charge").

A $15 Contract Maintenance Charge is assessed against each contract on the contract anniversary.  This charge will be waived if the Contract Value is $25,000 or more on any contract anniversary (see "Contract Maintenance Charge").

Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract.  However, Nationwide may deduct a CDSC if any amount is withdrawn from the contract.  This CDSC reimburses Nationwide for sales expenses.  The amount of the CDSC will not exceed 7% of purchase payments surrendered.

There are several CDSC options that are available to Contract Owners, each with different characteristics and costs.  The charge associated with each option is charged as a percentage of the Daily Net Assets of the Variable Account.  They are as follows:

Option	Contract Type	Annual Charge
Five Year CDSC	All	0.15%
Additional Withdrawal Without Charge and Disability Waiver	All	0.10%
10 Year and Disability Waiver	Tax Sheltered Annuities	0.05%
Hardship Waiver	Tax Sheltered Annuities	0.15%

Two optional death benefits are available under the contract.  Nationwide will deduct an annualized rate of 0.05% if the One-Year Step Up Death Benefit is elected, or an annualized rate of 0.10% if the 5% Enhanced Death Benefit is elected.

Upon annuitization of the contact, any amounts assessed for any rider options elected will be waived and only those charges applicable to the base contract will be assessed.

Annuity Payments

Annuity payments begin on the Annuitization Date and will be based on the annuity payment option chosen prior to annuitization.   Nationwide will send annuity payments no later than 7 days after each annuity payments date.

Taxation

How a contract is taxed depends on the type of contract issued and the purpose for which the contract is purchased. Nationwide will charge against the contract any premium taxes levied by any governmental authority.  Premium tax rates currently range from 0% to 5% (see "Federal Tax Considerations" in "Appendix C: Contract Types and Tax Information" and "Premium Taxes").

Right to Examine and Cancel

Under state insurance laws, Contract Owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it.  This right is referred to as a "free look" right.  The length of this time period depends on state law and may vary depending on whether your purchase is replacing another annuity contract you own.

If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any withdrawals from the contract and applicable federal and state income tax withholding.  Otherwise, Nationwide will return the Contract Value, less any withdrawals from the contract and applicable federal and state income tax withholding.

Financial Statements

Financial statements for the Variable Account and consolidated financial statements for Nationwide Life Insurance Company are located in the Statement of Additional Information.  A current Statement of Additional Information may be obtained without charge by contacting Nationwide's home office at the telephone number listed on page 1 of this prospectus.

Condensed Financial Information

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of Variable Account charges which may vary from contract to contract (for more information on the calculation of Accumulation Unit values, see "Determining Variable Account Value – Valuing an Accumulation Unit").  Please refer to Appendix B for information regarding the minimum and maximum class of Accumulation Unit values.  All classes of Accumulation Unit values may be obtained FREE OF CHARGE by contacting Nationwide's home office at the telephone number listed on page 1 of this prospectus.

Nationwide Life Insurance Company

Nationwide, the depositor, is a stock life insurance company organized under Ohio law in March 1929 with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities and retirement products.  It is admitted to do business in all states, the District of Columbia and Puerto Rico.

Nationwide is a member of the Nationwide group of companies.  Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies.  The Companies were organized under Ohio law in December 1925 and 1933 respectively.  The Companies engage in a general insurance and reinsurance business, except life insurance.

10

Nationwide Investment Services Corporation

The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215.  NISC is a wholly owned subsidiary of Nationwide.

Security Distributors, Inc.

The contracts are distributed by the general distributor, Security Distributors, Inc., One Security Benefit Place, Topeka, Kansas 66636-0001.

Investing in the Contract

The Variable Account and Underlying Mutual Funds

Nationwide Variable Account-9 is a Variable Account that invests in the underlying mutual funds listed in "Appendix A: Underlying Mutual Funds."  Nationwide established the Variable Account on May 22, 1997, pursuant to Ohio law.  Although the Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the Variable Account.

Income, gains, and losses credited to, or charged against, the Variable Account reflect the Variable Account's own investment experience and not the investment experience of Nationwide's other assets.  The Variable Account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide.  Nationwide is obligated to pay all amounts promised to Contract Owners under the contracts.

The Variable Account is divided into Sub-Accounts, each corresponding to a single underlying mutual fund.  Nationwide uses the assets of each Sub-Account to buy shares of the underlying mutual fund based on Contract Owner instructions.

Contract Owners receive underlying mutual fund prospectuses when they make their initial Sub-Account allocations and any time they change those allocations. Contract Owners can obtain prospectuses for underlying funds at any other time by contacting Nationwide's home office at the telephone number listed on page 1 of this prospectus.

Underlying mutual funds in the Variable Account are NOT publicly traded mutual funds.  They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.  Contract Owners should read these prospectuses carefully before investing.

The investment advisors of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives.  However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund.  Contract Owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the Variable Account.  The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.

The particular underlying mutual funds available under the contract may change from time to time.  Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment.  New underlying mutual funds or new share classes of currently available underlying mutual funds may be added.  Contract Owners will receive notice of any such changes that affect their contract.

In the future, additional underlying mutual funds managed by certain financial institutions or brokerage firms may be added to the Variable Account.  These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.

Voting Rights

Contract Owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights.  Nationwide will vote Contract Owner shares at special shareholder meetings based on Contract Owner instructions.  However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.

Contract Owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting.

Notification will contain proxy materials and a form with which to give Nationwide voting instructions.  Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.  What this means to you is that when only a small number of Contract Owners vote, each vote has a greater impact on, and may control the outcome.

The number of shares which a Contract Owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of that underlying mutual fund.  Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide.  Nationwide does not anticipate any disadvantages to this.  However, it is possible that a conflict may arise between the interests of the Variable Account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the Contract Owners and those of other companies.  If a material conflict occurs, Nationwide will take whatever steps are necessary to protect Contract Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying mutual fund(s) involved in the conflict.

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Substitution of Securities

Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

1)	shares of a current underlying mutual fund are no longer available for investment; or

2)	further investment in an underlying mutual fund is inappropriate.

No substitution, elimination, or combination of shares may take place without the prior approval of the SEC.  All affected Contract Owners will be notified in the event there is a substitution, elimination or combination of shares.

Deregistration of the Separate Account

Nationwide may deregister Nationwide Variable Account-9 under the 1940 Act in the event the separate account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account or for any other purpose approved by the SEC.

No deregistration may take place without the prior approval of the SEC.  All Contract Owners will be notified in the event Nationwide deregisters Variable Account-9.

Guaranteed Term Options

Guaranteed Term Options ("GTOs") are separate investment options under the contract.  Allocations to Guaranteed Term Options are not subject to Variable Account charges.  The minimum amount that may be allocated to a GTO is $1,000. Allocations to a Guaranteed Term Option are held in a separate account, established by Nationwide pursuant to Ohio law, to aid in the reserving and accounting for Guaranteed Term Option obligations.  The separate account's assets are held separately from Nationwide's other assets and are not chargeable with liabilities incurred in any other business of Nationwide.  However, the general assets of Nationwide are available for the purpose of meeting the guarantees of any Guaranteed Term Option, subject to Nationwide's claims-paying ability.  A Guaranteed Term Option prospectus should be read along with this prospectus.

Guaranteed Term Options provide a guaranteed rate of interest over four different maturity durations:  3, 5, 7 , or 10 years.  Note:  The guaranteed term may last for up to 3 months beyond the 3, 5, 7, or 10-year period since every guaranteed term will end on the final day of a calendar quarter.

For the duration selected, Nationwide will declare a guaranteed interest rate.  The guaranteed interest rate will be credited to amounts allocated to the Guaranteed Term Option(s) unless a distribution is taken before the maturity date.  If a distribution occurs before the maturity date, the amount distributed will be subject to a market value adjustment.  A market value adjustment can increase or decrease the amount distributed depending on fluctuations in constant maturity treasury rates.  No market value adjustment will be applied if Guaranteed Term Option allocations are held to maturity.

Because a market value adjustment can affect the value of a distribution, its effects should be carefully considered before surrendering or transferring from Guaranteed Term Options.  Please refer to the prospectus for the Guaranteed Term Options for further information.  Contract Owners can obtain a GTO prospectus, by contacting Nationwide's home office at the telephone number listed on page 1 of this prospectus.

Guaranteed Term Options are available only during the accumulation phase of a contract.  They are not available after the Annuitization Date.  In addition, Guaranteed Term Options are not available for use with asset rebalancing, dollar cost averaging, or systematic withdrawals.

Guaranteed Term Options may not be available in every state.

The Fixed Account

The Fixed Account is an investment option that is funded by assets of Nationwide's General Account.  The General Account contains all of Nationwide's assets other than those in this and other Nationwide separate accounts and is used to support Nationwide's annuity and insurance obligations.  The General Account is not subject to the same laws as the Variable Account and the SEC has not reviewed material in this prospectus relating to the Fixed Account.

Purchase payments will be allocated to the Fixed Account by election of the Contract Owner.  Nationwide reserves the right to limit or refuse purchase payments allocated to the Fixed Account at its sole discretion.  Nationwide reserves the right to refuse transfers into the Fixed Account if the Fixed Account value is (or would be after the transfer) equal to or greater than 30% of the Contract Value at the time the transfer is requested.  Generally, Nationwide will invoke this right when interest rates are low by historical standards.

The investment income earned by the Fixed Account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of Fixed Account allocations:

•
New Money Rate – The rate credited on the Fixed Account allocation when the contract is purchased or when subsequent purchase payments are made.  Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.

•
Variable Account to Fixed Rate – Allocations transferred from any of the underlying mutual funds in the Variable Account to the Fixed Account may receive a different rate.  The rate may be lower than the New Money Rate.  There may be limits on the amount and frequency of movements from the Variable Account to the Fixed Account.

•
Renewal Rate – The rate available for maturing Fixed Account allocations that are entering a new guarantee period.  The Contract Owner will be notified of this rate in a letter issued with the quarterly statements when any of the money in the Contract Owner's Fixed Account matures.  At that time, the Contract Owner will have an

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opportunity to leave the money in the Fixed Account and receive the Renewal Rate or the Contract Owner can move the money to any of the underlying mutual fund options.

•	Dollar Cost Averaging – From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a dollar cost averaging program.

All of these rates are subject to change on a daily basis; however, once applied to the Fixed Account, the interest rates are guaranteed until the end of the calendar quarter during the 12-month anniversary in which the Fixed Account allocation occurs.

Credited interest rates are annualized rates - the effective yield of interest over a one-year period.  Interest is credited to each contract on a daily basis.  As a result, the credited interest rate is compounded daily to achieve the stated effective yield.

The guaranteed rate for any purchase payment will be effective for not less than twelve months.  Nationwide guarantees that the rate will not be less than the minimum interest rate required by applicable state law per year.

Any interest in excess of the minimum interest rate required by applicable state law will be credited to Fixed Account allocations at Nationwide's sole discretion.  The Contract Owner assumes the risk that interest credited to Fixed Account allocations may not exceed the minimum interest rate required by applicable state law for any given year.

Nationwide guarantees that the Fixed Account contract value will not be less than the amount of the purchase payments allocated to the Fixed Account, plus interest credited as described above, less surrenders and any applicable charges including CDSC.

The Contract in General

Not all benefits, programs, features and investment options described in this prospectus are available or approved for use in every state.  For more detailed information regarding provisions that vary by state, please see "Appendix D: State Variations" later in this prospectus.

In order to comply with the USA Patriot Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.

In general, deferred variable annuities are long-term investments; they are not intended as short-term investments.  Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership.  It is very important that Contract Owners and prospective Contract Owners understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract.  Contract and optional charges may not be the same in later Contract Years as they are in early Contract Years.  The various contract and optional benefit charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.

If this contract is purchased to replace another variable annuity, be aware that the mortality tables used to determine the amount of annuity payments may be less favorable than those in the contract being replaced.  These contracts are offered to customers of various financial institutions and brokerage firms.  No financial institution or brokerage firm is responsible for any of the contractual insurance benefits and features guaranteed under the contract.   These guarantees are the sole responsibility of Nationwide.

Following is a discussion of some relevant factors that may be of particular interest to prospective investors.

Distribution, Promotional and Sales Expenses

Nationwide pays commissions to the firms that sell the contracts.  The maximum gross commission that Nationwide will pay on the sale of the contracts is 5.25% of purchase payments.  Note that the individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm.  Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.

In addition to or partially in lieu of commission, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products.  How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products.  For more information on the exact compensation arrangement associated with this contract, please consult your registered representative.

Underlying Mutual Fund Payments

Nationwide's Relationship with the Underlying Mutual Funds

The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares.  The Variable Account aggregates Contract Owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily.   The Variable Account (and not the Contract Owners) is the underlying mutual fund shareholder.  When the Variable Account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public.  Nationwide incurs these expenses instead.

Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefits the underlying mutual funds by providing Contract Owners with Sub-Account options that correspond to the underlying mutual funds.

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An investment advisor or subadvisor of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities.  These activities may provide the advisor or subadvisor (or their affiliates) with increased exposure to persons involved in the distribution of the contract.

Types of Payments Nationwide Receives

In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the "payments").  The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee.  These payments may be used by us for any corporate purpose, which includes reducing the prices of the contracts, paying expenses that Nationwide or its affiliates incur in promoting, marketing, and administering the contracts and the underlying mutual funds, and achieving a profit.

Nationwide or its affiliates receive the following types of payments:

•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;

•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and

•
Payments by an underlying mutual fund's advisor or subadvisor (or its affiliates).  Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.

Furthermore, Nationwide benefits from assets invested in Nationwide's affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services.  Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.

Nationwide took into consideration the anticipated payments from the underlying mutual funds when we determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds).  Without these payments, Nationwide would have imposed higher charges under the contract.

Amount of Payments Nationwide Receives

For the year ended December 31, 2010 , the underlying mutual fund payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0. 61% (as a percentage of the average Daily Net Assets invested in the underlying mutual funds) offered through this contract or other variable contracts that Nationwide and its affiliates issue.  Payments from investment advisors or subadvisors to participate in educational and/or marketing activities have not been taken into account in this percentage.

Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all.  Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).

For additional information related to amount of payments Nationwide receives, go to www.nationwide.com.

Identification of Underlying Mutual Funds

Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following:  investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, and fund expenses.  Another factor Nationwide considers during the identification process is whether the underlying mutual fund's advisor or subadvisor is one of our affiliates or whether the underlying mutual fund, its advisor, its subadvisor(s), or an affiliate will make payments to us or our affiliates.

There may be underlying mutual funds with lower fees, as well as other variable contracts that offer underlying mutual funds with lower fees.  You should consider all of the fees and charges of the contract in relation to its features and benefits when making your decision to invest.  Please note that higher contract and underlying mutual fund fees and charges have a direct effect on and may lower your investment performance.

Profitability

Nationwide does consider profitability when determining the charges in the contract.  In early Contract Years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher.  Nationwide does, however, anticipate earning a profit in later Contract Years.  In general, Nationwide's profit will be greater the higher the investment return and the longer the contract is held.

Contract Modification

Nationwide may modify the annuity contracts, but no modification will affect the amount or term of any annuity contract unless a modification is required to conform the annuity contract to applicable federal or state law.  No modification will affect the method by which the Contract Values are determined.

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Standard Charges and Deductions

Contract Maintenance Charge

On each contract anniversary (and upon a full surrender of the contract), Nationwide deducts a $15 Contract Maintenance Charge.  This charge reimburses Nationwide for administrative expenses involved in issuing and maintaining the contract.

If on any contract anniversary (or on the date of a full surrender), the Contract Value is $25,000 or more, Nationwide will waive the Contract Maintenance Charge.

The deduction of the Contract Maintenance Charge will be taken proportionately from each Sub-Account, the Fixed Account and the Guaranteed Term Options based on the value in each option as compared to the total Contract Value.

Nationwide will not increase the Contract Maintenance Charge.  Nationwide will not reduce or eliminate the Contract Maintenance Charge where it would be discriminatory or unlawful.

Mortality and Expense Risk Charge

Nationwide deducts a Mortality and Expense Risk Charge from the Variable Account This amount is computed on a daily basis, and is equal to an annualized rate of 1.10% of the Daily Net Assets of the Variable Account.

The Mortality Risk Charge compensates Nationwide for guaranteeing annuity purchase rates of the contracts.  This guarantee ensures that the annuity purchase rates will not change regardless of the death rates of annuity payees or the general population.  The Mortality Risk Charge also compensates Nationwide for risks assumed in connection with the standard death benefit, but only partially compensates Nationwide in connection with the optional death benefits, for which there are separate charges.

The Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses.

If the Mortality and Expense Risk Charge is insufficient to cover actual expenses, the loss is borne by Nationwide.  Nationwide may realize a profit from this charge.

Contingent Deferred Sales Charge

No sales charge deduction is made from the purchase payments when amounts are deposited into the contracts.  However, if any part of the contract is surrendered, Nationwide will deduct a CDSC.  The CDSC will not exceed 7% of purchase payments surrendered.

The CDSC is calculated by multiplying the applicable CDSC percentage (noted below) by the amount of purchase payments surrendered.

For purposes of calculating the CDSC, surrenders are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth.  Earnings are not subject to the CDSC, however, earnings may not be distributed prior to the distribution of all purchase payments.  (For tax purposes, a surrender is usually treated as a withdrawal of earnings first.)

The CDSC applies as follows:

Number of Completed Years from Date of Purchase Payment	CDSC Percentage
0	7%
1	7%
2	6%
3	5%
4	4%
5	3%
6	2%
7	0%

The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses.  If expenses are greater than the CDSC, the shortfall will be made up from Nationwide's General Account, which may indirectly include portions of the Contract

Maintenance Charge and other Variable Account charges, since Nationwide may generate a profit from these charges.

All or a portion of any withdrawal may be subject to federal income taxes.  Contract Owners taking withdrawals before age 59½ may be subject to a 10% penalty tax.

Waiver of Contingent Deferred Sales Charge

Each Contract Year, the Contract Owner may withdraw without a CDSC the greater of:

a)	10% of all purchase payments (15% of all purchase payments if the Contract Owner elected the Additional Withdrawal Without Charge and Disability Waiver); or

b)	any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

This CDSC-free privilege is non-cumulative.  Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year.

In addition, no CDSC will be deducted:

1)	upon the annuitization of contracts which have been in force for at least two years;

2)	upon payment of a death benefit; or

3)	from any values which have been held under a contract for at least 7 years (5 years if the Five Year CDSC option is elected).

No CDSC applies to transfers among Sub-Accounts or between or among the Guaranteed Term Options, the Fixed Account, or the Variable Account.

A contract held by a Charitable Remainder Trust (within the meaning of Internal Revenue Code Section 664) may withdraw CDSC-free the greater of a) or b), where:

a)	is the amount which would otherwise be available for withdrawal without a CDSC; and

b)
is the difference between the total purchase payments made to the contract as of the date of the withdrawal (reduced by previous withdrawals) and the Contract Value at the close of the day prior to the date of the withdrawal.

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The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.

Premium Taxes

Nationwide will charge against the Contract Value any premium taxes levied by a state or other government entity.  Premium tax rates currently range from 0% to 5%.  This range is subject to change.  Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state.  Premium tax requirements vary from state to state.

Premium taxes may be deducted from death benefit proceeds.

Short-Term Trading Fees

Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.

Short-term trading fees are intended to compensate the underlying mutual fund (and Contract Owners with interests allocated in the underlying mutual fund) for the negative impact on fund performance that may result from frequent, short-term trading strategies.  Short-term trading fees are not intended to affect the large majority of Contract Owners not engaged in such strategies.

Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.  Short-term trading fees will only apply to those Sub-Accounts corresponding to underlying mutual funds that charge such fees (see the underlying mutual fund prospectus).  Any short-term trading fees paid are retained by the underlying mutual fund, not by Nationwide, and are part of the underlying mutual fund's assets.  Contract Owners are responsible for monitoring the length of time allocations are held in any particular underlying mutual fund.  Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.

For a complete list of the underlying mutual funds offered under the contract that assess (or reserve the right to assess) a short-term trading fee ( see "Appendix A: Underlying Mutual Funds" ) .

If a short-term trading fee is assessed, the underlying mutual fund will charge the Variable Account 1% of the amount determined to be engaged in short-term trading.  The Variable Account will then pass the short-term trading fee on to the specific Contract Owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that Contract Owner's Sub-Account value.  All such fees will be remitted to the underlying mutual fund; none of the fee proceeds will be retained by Nationwide or the Variable Account.

When multiple purchase payments (or exchanges) are made to a Sub-Account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees.  In other words, units held the longest time will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.

Some transactions are not subject to the short-term trading fees.  Transactions that are not subject to short-term trading fees include:

•	scheduled and systematic transfers, such as Dollar Cost Averaging, Asset Rebalancing, and Systematic Withdrawals;

•	contract loans or surrenders, including CDSC-free withdrawals;

•	transfers made upon annuitization of the contract;

•	surrenders of Annuity Units to make annuity payments; or

•	surrenders of Accumulation Units to pay a death benefit.

New share classes of certain currently available underlying mutual funds may be added as investment options under the contracts.  These new share classes may require the assessment of short-term trading or redemption fees.  When these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.

Optional Contract Benefits, Charges and Deductions

For an additional charge, the following optional benefits are available to Contract Owners.  Not all optional benefits are available in every state.  Unless otherwise indicated:

(1)	optional benefits must be elected at the time of application;

(2)	optional benefits, once elected, may not be terminated; and

(3)	the charges associated with the optional benefits will be assessed until annuitization.

CDSC Options and Charges

Five Year CDSC Option

For an additional charge at an annualized rate of 0.15% of the Daily Net Assets of the Variable Account, the Contract Owner may choose the Five Year CDSC Option.

The Five Year CDSC Option applies as follows:

Number of Completed Years from Date of Purchase Payment	CDSC Percentage
0	7%
1	7%
2	6%
3	4%
4	2%
5	0%

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Under this option, CDSC will not exceed 7% of purchase payments surrendered.

Nationwide may realize a profit from the charge assessed for this option.

Additional Withdrawal Without Charge and
Disability Waiver

Each contract has a standard 10% CDSC-free withdrawal privilege each year.  For an additional charge at an annualized rate of 0.10% of the Daily Net Assets of the Variable Account, the Contract Owner can withdraw an additional 5% of total purchase payments each year without incurring a CDSC.  This would allow the Contract Owner to withdraw a total of 15% of the total of all purchase payments each year free of CDSC.  Like the standard 10% CDSC-free privilege, this additional withdrawal benefit is non-cumulative.

This option also contains a disability waiver.  Nationwide will waive CDSC if a Contract Owner (or Annuitant if the contract is owned by a non-natural owner) is disabled after the contract is issued but before reaching age 65.  If this waiver becomes effective due to disability, no additional purchase payments may be made to the contract.

Nationwide may realize a profit from the charge assessed for this option.

Additional CDSC Waiver Options for Tax Sheltered Annuities 10 Year and Disability Waiver

For an additional charge of at an annualized rate 0.05% of the Daily Net Assets of the Variable Account, the Contract Owner of a Tax Sheltered Annuity can purchase the 10 Year and Disability Waiver.  Under this option, Nationwide will waive CDSC if two conditions are met:

1)	the Contract Owner has been the owner of the contract for 10 years; and

2)	the Contract Owner has made regular payroll deferrals during the entire Contract Year for at least 5 of those 10 years.

This option also contains a disability waiver.  Nationwide will waive CDSC if the Contract Owner is disabled after the contract is issued but before reaching age 65.  If this waiver becomes effective due to disability, no additional purchase payments may be made to the contract.

Nationwide may realize a profit from the charge assessed for this option.

Hardship Waiver

For an additional charge at an annualized rate of 0.15% of the Daily Net Assets of the Variable Account, the Contract Owner of a Tax Sheltered Annuity can purchase the Hardship Waiver.  Under this option, Nationwide will waive CDSC if the Contract Owner experiences a hardship (as defined for purposes of Internal Revenue Code Section 401(k)).  The Contract Owner may be required to provide proof of hardship.

If this waiver becomes effective, no additional purchase payments may be made to the contract.

Nationwide may realize a profit from the charge assessed for this option.

Optional Death Benefits

The following death benefit options are available with the contracts.  Not all of the death benefit options may be available in every state.

If the Contract Owner chooses an optional death benefit, Nationwide will deduct an additional charge equal to an annualized rate of either 0.05% or 0.10% of the Daily Net Assets of the Variable Account, depending upon the option chosen. Nationwide may lower either of these charges at any time without notifying Contract Owners.  Nationwide may realize a profit from the charges assessed for these options.  Further information about the standard and optional death benefits can be found in the "Death Benefit Payment" provision.

Optional One-Year Step Up Death Benefit

If the Annuitant dies before the Annuitization Date, the death benefit will be the greatest of:

1)	the Contract Value;

2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

3)
the highest Contract Value on any contract anniversary before the Annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items 2) and 3) above in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

Optional 5% Enhanced Death Benefit

If the Annuitant dies before the Annuitization Date, the death benefit will be the greater of:

1)	the Contract Value; or

2)
the total of all purchase payments, less any amounts surrendered, accumulated at 5% simple interest from the date of each purchase payment or surrender to the most recent contract anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received since that contract anniversary.

The total accumulated amount will not exceed 200% of the net of purchase payments and amounts surrendered.  The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

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Long Term Care Facility Provisions

If the Contract Owner chooses an optional death benefit, no CDSC will be charged if:

•	the third contract anniversary has passed; and

•	the Contract Owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date.

Additionally, if the Contract Owner chooses an optional death benefit, no CDSC will be charged if:

•	the Contract Owner has been diagnosed by a physician, at any time after contract issuance, to have a terminal illness; and

•	Nationwide receives and records a letter from that physician indicating such diagnosis.

Written notice and proof of terminal illness or confinement for 90 days in a hospital or long term care facility must be received in a form satisfactory to Nationwide and recorded at Nationwide's home offer prior to waiver of the CDSC.

For those contracts that have a non-natural person as Contract Owner for the benefit of a natural person, the Annuitant may exercise the rights of the Contract Owner for the purposes described in this provision.  If the non-natural Contract Owner has not been established for the benefit of a natural person (e.g., the Contract Owner is a corporation or a trust for the benefit of an entity), the Annuitant may not exercise the rights described in this provision.

Upon annuitization of the contract, any amounts assessed for any rider options elected will be waived and only those charges applicable to the base contract will be assessed.

Contract Ownership

The Contract Owner has all rights under the contract.  Purchasers who name someone other than themselves as the Contract Owner will have no rights under the contract.

Contract Owners of Non-Qualified Contracts may name a new Contract Owner at any time before the Annuitization Date.  Any change of Contract Owner automatically revokes any prior Contract Owner designation.  Changes in Contract Ownership may result in federal income taxation and may be subject to state and federal gift taxes.

A change in Contract Ownership must be submitted in writing and recorded at Nationwide's home office.  Once recorded, the change will be effective as of the date the request was signed.  However, the change will not affect any payments made or actions taken by Nationwide before the change was recorded.  No change will be effective unless and until it is received and recorded at Nationwide's home office.

The Contract Owner may also request a change in the Annuitant, contingent Annuitant, contingent owner, beneficiary, or contingent beneficiary before the Annuitization Date.  These changes must be:

•	on a Nationwide form;

•	signed by the Contract Owner; and

•	received at Nationwide's home office before the Annuitization Date.

Nationwide must review and approve any change requests.  If the Contract Owner is not a natural person and there is a change of the Annuitant, distributions will be made as if the Contract Owner died at the time of the change.

On the Annuitization Date, the Annuitant will become the Contract Owner, unless the Contract Owner is a Charitable Remainder Trust.

Joint Ownership

Joint owners each own an undivided interest in the contract.

Contract Owners can name a joint owner at any time before annuitization subject to the following conditions:

•	joint owners can only be named for Non-Qualified Contracts;

•	joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners;

•	the exercise of any ownership right in the contract will generally require a written request signed by both joint owners;

•	an election in writing signed by both Contract Owners must be made to authorize Nationwide to allow the exercise of ownership rights independently by either joint owner; and

•	Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.

Contingent Ownership

The contingent owner is entitled to certain benefits under the contract if a Contract Owner who is not the Annuitant dies before the Annuitization Date and there is no surviving joint owner.

The Contract Owner may name or change a contingent owner at any time before the Annuitization Date.  To change the contingent owner, a written request must be submitted to Nationwide.  Once Nationwide has recorded the change, it will be effective as of the date it was signed, whether or not the Contract Owner was living at the time it was recorded.  The change will not affect any action taken by Nationwide before the change was recorded.

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Annuitant

The Annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends.  This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an Annuitant of greater age.  The Annuitant may be changed before the Annuitization Date with Nationwide's consent.

Beneficiary and Contingent Beneficiary

The beneficiary is the person who is entitled to the death benefit if the Annuitant dies before the Annuitization Date and there is no joint owner and/or contingent Annuitant.  The Contract Owner can name more than one beneficiary.  Multiple beneficiaries will share the death benefit equally, unless otherwise specified.

The Contract Owner may change the beneficiary or contingent beneficiary during the Annuitant's lifetime by submitting a written request to Nationwide.  Once recorded, the change will be effective as of the date it was signed, whether or not the Annuitant was living at the time it was recorded.  The change will not affect any action taken by Nationwide before the change was recorded.

Operation of the Contract

Minimum Initial and Subsequent Purchase Payments

Contract Type	Minimum Initial Purchase Payment	Minimum Subsequent Payments
Charitable Remainder Trust	$0	$0
Investment Only (Qualified Plan)	$1,000	$0
IRA	$1,000	$0
Non-Qualified	$1,000	$0
Roth IRA	$1,000	$0
SEP IRA	$1,000	$0
Simple IRA	$1,000	$0
Tax Sheltered Annuity*	$0	$25

*Only available for individual 403(b) Tax Sheltered Annuity contracts subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.

Some states have different minimum initial and subsequent purchase payment amounts, and subsequent purchase payments may not be permitted in all states.

The cumulative total of all purchase payments under contracts issued by Nationwide on the life of any one Annuitant cannot exceed $1,000,000 without Nationwide's prior consent.  Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.

Nationwide prohibits subsequent purchase payments made after death of the Contract Owner(s) or the Annuitant. If upon notification of death of the Contract Owner(s) or the Annuitant, it is determined that death occurred prior to a subsequent purchase payment being made, Nationwide reserves the right to return the purchase payment subject to investment performance.

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract.  The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

Pricing

Initial purchase payments allocated to Sub-Accounts will be priced at the Accumulation Unit value determined no later than 2 business days after receipt of an order to purchase if the application and all necessary information are complete.  If the application is not complete, Nationwide may retain a purchase payment for up to 5 business days while attempting to complete it.  If the application is not completed within 5 business days, the prospective purchaser will be informed of the reason for the delay.  The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.

Subsequent purchase payments will be priced based on the next available Accumulation Unit value after the payment is received.  The cumulative total of all purchase payments under contracts issued by Nationwide on the life of any one Annuitant cannot exceed $1,000,000 without Nationwide's prior consent.

Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide. If a subsequent purchase payment is received at Nationwide's home office (along with all necessary information) after the close of the New York Stock Exchange, it will be priced at the Accumulation Unit value determined on the following valuation day.

Except on the days listed below and on weekends, purchase payments, transfers and surrenders are priced every day.  Purchase payments will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

• New Year's Day	• Independence Day
• Martin Luther King, Jr. Day	• Labor Day
• Presidents' Day	• Thanksgiving
• Good Friday	• Christmas
• Memorial Day

Nationwide also will not price purchase payments if:

1)	trading on the New York Stock Exchange is restricted;

2)	an emergency exists making disposal or valuation of securities held in the Variable Account impracticable; or

3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.

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Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist.  If Nationwide is closed on days when the New York Stock Exchange is open, Contract Value may change and Contract Owners will not have access to their accounts.

Allocation of Purchase Payments

Nationwide allocates purchase payments to Sub-Accounts, the Fixed Account, and/or Guaranteed Term Options as instructed by the Contract Owner.  Shares of the underlying mutual funds allocated to the Sub-Accounts are purchased at Net Asset Value, then converted into Accumulation Units.  Nationwide reserves the right to limit or refuse purchase payments allocated to the Fixed Account at its sole discretion.

Contract Owners can change allocations or make exchanges among the Sub-Accounts, Fixed Account or Guaranteed Term Options.  However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any Sub-Account.  Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

Determining the Contract Value

The Contract Value is the sum of:

1)	the value of amounts allocated to the Sub-Accounts of the Variable Account;

2)	amounts allocated to the Fixed Account; and

3)	amounts allocated to a Guaranteed Term Option.

If part or all of the Contract Value is surrendered, or charges are assessed against the Contract Value, Nationwide will deduct a proportionate amount from each Sub-Account, the Fixed Account and any Guaranteed Term Option based on current cash values.

Determining Variable Account Value – Valuing an Accumulation Unit

Purchase payments or transfers allocated to Sub-Accounts are accounted for in Accumulation Units.  Accumulation Unit values (for each Sub-Account) are determined by calculating the net investment factor for the underlying mutual funds for the current Valuation Period and multiplying that result with the Accumulation Unit values determined on the previous Valuation Period.

Nationwide uses the net investment factor as a way to calculate the investment performance of a Sub-Account from Valuation Period to Valuation Period.  For each Sub-Account, the net investment factor shows the investment performance of the underlying mutual fund in which a particular Sub-Account invests, including the charges assessed against that Sub-Account for a Valuation Period.

The net investment factor for any particular Sub-Account is determined by dividing (a) by (b), and then subtracting (c) from the result, where:

a)	is the sum of:

1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and

2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period);

b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period; and

c)
is a factor representing the daily Variable Account charges, which may include charges for contract options chosen by the Contract Owner.  The factor is equal to an annualized rate ranging from 1.10% to 1.65% of the Daily Net Assets of the Variable Account, depending on which contract features the Contract Owner chooses.

Based on the change in the net investment factor, the value of an Accumulation Unit may increase or decrease.  Changes in the net investment factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.

Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.

Determining Fixed Account Value

Nationwide determines the value of the Fixed Account by:

1)	adding all amounts allocated to the Fixed Account, minus amounts previously transferred or withdrawn; and

2)	adding any interest earned on the amounts allocated.

Determining the Guaranteed Term Option Value

Nationwide determines the value of a Guaranteed Term Option by:

1)	adding all amounts allocated to any Guaranteed Term Option, minus amounts previously transferred or withdrawn (which may be subject to a market value adjustment);

2)	adding any interest earned on the amounts allocated to any Guaranteed Term Option; and

3)	subtracting charges deducted in accordance with the contract.

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Transfers Prior to Annuitization

Transfers from the Fixed Account to the Variable Account or a Guaranteed Term Option

Contract Owners may request to have Fixed Account allocations transferred to the Variable Account only upon reaching the end of an interest rate guarantee period.  Normally, Nationwide will permit 100% of such Fixed Account allocations to be transferred to the Variable Account or a Guaranteed Term Option; however Nationwide may, under certain economic conditions and at its discretion, limit the maximum transferable amount.  Under no circumstances will the maximum transferable amount be less than 10% of the Fixed Account allocation reaching the end of an interest rate guarantee period.

Transfers of the Fixed Account allocations must be made within 45 days after reaching the end of an interest rate guarantee period.

Contract Owners who use dollar cost averaging may transfer from the Fixed Account to the Variable Account (but not to Guaranteed Term Options) under the terms of that program (see "Dollar Cost Averaging").

Transfers to the Fixed Account

Contract Owners may request to have Variable Account allocations transferred to the Fixed Account at any time.  Normally, Nationwide will not restrict transfers from the Variable Account to the Fixed Account; however, Nationwide may establish a maximum transfer limit from the Variable Account to the Fixed Account.  Except as noted below, the transfer limit will not be less than 10% of the combined value of the Variable Account and amounts allocated to the Guaranteed Term Options for any 12 month period.  Nationwide reserves the right to refuse transfers to the Fixed Account if the Fixed Account value is (or would be after the transfer) equal to or greater than 30% of the Contract Value at the time the transfer is requested.  Generally, Nationwide will invoke this right when interest rates are low by historical standards.

Transfers from a Guaranteed Term Option

Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment.

Transfers Among the Sub-Accounts

A Contract Owner may request to transfer allocations among the Sub-Accounts at any time, subject to terms and conditions imposed by this prospectus and the underlying mutual funds.

Transfers After Annuitization

After annuitization, transfers may only be made on the anniversary of the Annuitization Date.  Guaranteed Term Options are not available after annuitization.

Transfer Requests

Contract Owners may submit transfer requests in writing, over the telephone, or via the internet.  Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine.  Nationwide may restrict or withdraw the telephone and/or internet transfer privilege at any time.

Generally, Sub-Account transfers will receive the Accumulation Unit value next computed after the transfer request is received.  However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via internet or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next business day after the exchange request is received by Nationwide (see "Managers of Multiple Contracts").

Interest Rate Guarantee Period

The interest rate guarantee period is the period of time that the Fixed Account interest rate is guaranteed to remain the same.  Within 45 days of the end of an interest rate guarantee period, transfers may be made from the Fixed Account to the Variable Account or to the Guaranteed Term Options.  Nationwide will determine the amount that may be transferred and will declare this amount at the end of the guarantee period.  This amount will not be less than 10% of the amount in the Fixed Account that is maturing.

For new purchase payments allocated to the Fixed Account, or transfers to the Fixed Account from the Variable Account or a Guaranteed Term Option, this period begins on the date of deposit or transfer and ends on the one year anniversary of the deposit or transfer.  The guaranteed interest rate period may last for up to 3 months beyond the 1-year anniversary because guaranteed terms end on the last day of a calendar quarter.

The interest rate guarantee period does not in any way refer to interest rate crediting practices connected with Guaranteed Term Options.

During an interest rate guarantee period, transfers cannot be made from the Fixed Account, and amounts transferred to the Fixed Account must remain on deposit.

Transfer Restrictions

Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading").  A Contract Owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide variable annuity contracts that offer underlying mutual funds that are designed specifically to support active trading strategies.

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Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract.  Short-term trading can result in:

•	the dilution of the value of the investors' interests in the underlying mutual fund;

•
underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or

•	increased administrative costs due to frequent purchases and redemptions.

To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies.

Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.

Nationwide cannot guarantee that its attempts to deter active trading strategies will be successful.  If we are unable to deter active trading strategies, the performance of the Sub-Accounts that are actively traded may be adversely impacted.

Redemption Fees

Some underlying mutual funds assess a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to the Sub-Account.  The fee is assessed against the amount transferred and is paid to the underlying mutual fund.  Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading ( see the "Short-Term Trading Fees" ).

U.S. Mail Restrictions

Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices.  Transaction reports are produced and examined.  Generally, a contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period.  A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (Valuation Period).  For example, if a Contract Owner executes multiple transfers involving 10 underlying mutual funds in 1 day, this counts as 1 transfer event.  A single transfer occurring on a given trading day and involving only 2 underlying mutual funds (or 1 underlying mutual fund if the transfer is made to or from the Fixed Account or a Guaranteed Term Option) will also count as 1 transfer event.

As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted.

In general, Nationwide will adhere to the following guidelines:

Trading Behavior	Nationwide's Response
6 or more transfer events in one calendar quarter
Nationwide will mail a letter to the Contract Owner notifying them that:

(1) they have been identified as engaging in harmful trading practices; and

(2) if their transfer events exceed 11 in 2 consecutive calendar quarters or 20 in one calendar year, the Contract Owner will be limited to submitting transfer requests via U.S. mail on a Nationwide issued form.

More than 11 transfer events in 2 consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the Contract Owner to submitting transfer requests via U.S. mail on a Nationwide issued form.

For purposes of Nationwide's transfer policy, US. Mail includes standard U.S. mail, overnight U.S. mail, and overnight delivery via private carrier.

Each January 1st, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1.  See, however, the "Other Restrictions" provision below.

Managers of Multiple Contracts

Some investment advisors/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple Contract Owners.  These multi-contract advisors will generally be required by Nationwide to submit all transfer requests via U.S. mail.

Nationwide may, as an administrative practice, implement a " 1 -day delay" program for these multi-contract advisors, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail.  The 1 -day delay option permits multi-contract advisors to continue to submit transfer requests via the internet or telephone.  However, transfer requests submitted by multi-contract advisors via the internet or telephone will not receive the next available Accumulation Unit value.  Rather, they will receive the Accumulation Unit value that is calculated on the following business day.  Transfer requests submitted under the 1 -day delay program are irrevocable.  Multi-contract advisors will receive advance notice of being subject to the 1 -day delay program.

Other Restrictions

Contract Owners that are required to submit transfer requests via U.S. mail will be required to use a Nationwide issued form for their transfer request.  Nationwide will refuse transfer requests that either do not use the Nationwide issued form for their transfer request or fail to provide accurate and complete information on their transfer request form.  In the event that a

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Contract Owner's transfer request is refused by Nationwide, they will receive notice in writing by U.S. mail and will be required to resubmit their transfer request on a Nationwide issued form.

Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary, in order to protect Contract Owners, Annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf).

In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.

Any restrictions that Nationwide implements will be applied consistently and uniformly.

Underlying Mutual Fund Restrictions and Prohibitions

Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:

(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Nationwide Contract Owner;

(2)	request the amounts and dates of any purchase, redemption, transfer or exchange request ("transaction information"); and

(3)
instruct Nationwide to restrict or prohibit further purchases or exchanges by Contract Owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide's policies).

Nationwide is required to provide such transaction information to the underlying mutual funds upon their request.  In addition, Nationwide is required to restrict or prohibit further purchases or exchange requests upon instruction from the underlying mutual fund.  Nationwide and any affected Contract Owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or exchange requests.  If an underlying mutual fund refuses to accept a purchase or exchange request submitted by Nationwide, Nationwide will keep any affected Contract Owner in their current underlying mutual fund allocation.

Right to Examine and Cancel

If the Contract Owner elects to cancel the contract, he/she may return it to Nationwide's home office within a certain period of time known as the "free look" period.  Depending on the state in which the contract was purchased (and, in some states, if the contract is purchased as a replacement for another annuity contract), the free look period may be 10 days or longer.  For ease of administration, Nationwide will honor any free look cancellation that is received at Nationwide's home office or postmarked within 30 days after the contract issue date.  For contracts issued in the State of California, Nationwide will honor any free look cancellation that is received at Nationwide's home office or postmarked within 35 days after the contract issue date.  The contract issue date is the date the initial purchase payment is applied to the contract.

If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any withdrawals from the contract and applicable federal and state income tax withholding.  Otherwise, Nationwide will return the Contract Value, less any withdrawals from the contract and applicable federal and state income tax withholding.

Where state law requires the return of purchase payments upon cancellation of the contract during the free look period, Nationwide will allocate initial purchase payments allocated to Sub-Accounts to the money market Sub-Account during the free look period.  After the free look period, Nationwide will reallocate the Contract Value among the Sub-Accounts based on the instructions contained on the application.  Where state law requires the return of Contract Value upon cancellation of the contract during the free look period, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.  In other states, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.

Liability of the Variable Account under this provision is limited to the contract value in each Sub-Account on the date of revocation.  Any additional amounts refunded to the Contract Owner will be paid by Nationwide.

Surrender (Redemption) Prior to Annuitization

Contract Owners may surrender some or all of their Contract Value before the earlier of the Annuitization Date or the Annuitant's death.  Surrender requests must be in writing and Nationwide may require additional information.  When taking a full surrender, the contract must accompany the written request.  Nationwide may require a signature guarantee.

Nationwide will pay any amounts surrendered from the Sub-Accounts within 7 days.  However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer (See "Pricing").

Nationwide is required by state law to reserve the right to postpone payment of assets in the Fixed Account for a period of up to six months from the date of the surrender request.

Surrenders from the contract may be subject to federal income tax and/or a penalty tax (see "Federal Income Taxes" in the "Appendix C: Contract Types and Tax Information" ).

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Partial Surrenders (Partial Redemptions)

Nationwide will surrender Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and Guaranteed Term Options.  The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request.

A CDSC may apply.  The Contract Owner may direct Nationwide to deduct the CDSC from either:

a)	the amount requested; or

b)	the Contract Value remaining after the Contract Owner has received the requested amount.

If the Contract Owner does not make a specific election, any applicable CDSC will be taken from the Contract Value remaining after the Contract Owner has received the requested amount.

The CDSC is deducted as a percentage of the amount requested by the Contract Owner.  Amounts deducted for CDSC are not subject to subsequent CDSC.

Partial Surrenders to Pay Investment Advisory Fees

Some Contract Owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee.  Investment advisors are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications.  The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus.  Some Contract Owners authorize their investment advisor to take a partial surrender(s) from the contract in order to collect investment advisory fees.  Surrenders taken from this contract to pay advisory or investment management fees are subject to the CDSC provisions of the contract and may be subject to income tax and/or tax penalties.

Full Surrenders (Full Redemptions)

The Contract Value upon full surrender may be more or less than the total of all purchase payments made to the contract.  The Contract Value will reflect:

•	Variable Account charges;

•	a $15 Contract Maintenance Charge, if applicable;

•	underlying mutual fund charges;

•	the investment performance of the underlying mutual funds;

•	any outstanding loan balance plus accrued interest;

•	amounts allocated to the Fixed Account and any interest credited; and

•	any amounts allocated to the Guaranteed Term Options plus or minus any market value adjustment.

A CDSC may apply.

Surrenders Under a Tax Sheltered Annuity

Contract Owners of a Tax Sheltered Annuity may surrender part or all of their Contract Value before the earlier of the Annuitization Date or the Annuitant's death, except as provided below:

A)
Contract Value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be surrendered only:

1)	when the Contract Owner reaches age 59½, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or

2)
in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may not include any income earned on salary reduction contributions.

B)	The surrender limitations described in Section A also apply to:

1)	salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;

2)	earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

3)	all amounts transferred from 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).

C)
Any distribution other than the above, including a ten-day free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Qualified Contract or Tax Sheltered Annuity.

In order to prevent disqualification of a Tax Sheltered Annuity after a ten-day free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the Contract Owner.

These provisions explain Nationwide's understanding of current withdrawal restrictions.  These restrictions may change.

Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated above.

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Surrenders Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan

Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.

The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:

•	the participant dies;

•	the participant retires;

•	the participant terminates employment due to total disability; or

•	the participant that works in a Texas public institution of higher education terminates employment.

A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment.  All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.

Due to the restrictions described above, a participant under either of these plans will not be able to withdraw cash values from the contract unless one of the applicable conditions is met.  However, Contract Value may be transferred to other carriers, subject to any CDSC.

Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940.  Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.

Loan Privilege

The loan privilege is only available to owners of Tax Sheltered Annuities.  Contract Owners of Tax Sheltered Annuities may take loans from the Contract Value beginning 30 days after the contract is issued up to the Annuitization Date.  Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code.  Nationwide may modify the terms of a loan to comply with changes in applicable law.

Minimum and Maximum Loan Amounts

Contract Owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount.  Each loan must individually satisfy the contract minimum amount.

Nationwide will calculate the maximum nontaxable loan amount based upon information provided by the participant or the employer.  Loans may be taxable if a participant has additional loans from other plans.  The total of all outstanding loans must not exceed the following limits:

	Contract Values	Maximum Outstanding Loan Balance Allowed
Non-ERISA Plans	up to $20,000	up to 80% of Contract Value (not more than $10,000)
	$20,000 and over	up to 50% of Contract Value (not more than $50,000*)
ERISA Plans	All	up to 50% of Contract Value (not more than $50,000*)

*The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.

For salary reduction Tax Sheltered Annuities, loans may be secured only by the Contract Value.

Maximum Loan Processing Fee

Nationwide charges a $25 loan processing fee at the time each new loan is processed.  This fee compensates Nationwide for expenses related to administering and processing loans.

The fee is taken from the Sub-Accounts, Fixed Account, and Guaranteed Term Options in proportion to the Contract Value at the time the loan is processed.

How Loan Requests are Processed

All loans are made from the collateral Fixed Account.  Nationwide transfers Accumulation Units in proportion to the assets in each Sub-Account to the collateral Fixed Account until the requested amount is reached.  If there are not enough Accumulation Units available in the contract to reach the requested loan amount, Nationwide next transfers contract value from the Fixed Account.  Any remaining required collateral will be transferred from the Guaranteed Term Options.  Transfers from the Guaranteed Term Options may be subject to a market value adjustment.  No CDSC will be deducted on transfers related to loan processing.

Interest

The outstanding loan balance in the collateral Fixed Account is credited with interest until the loan is repaid in full.  The interest rate will be 2.25% less than the loan interest rate fixed by Nationwide.  The interest rate is guaranteed never to fall below the minimum interest rate required by applicable state law.

Specific loan terms are disclosed at the time of loan application or issuance.

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Loan Repayment

Loans must be repaid in five years.  However, if the loan is used to purchase the Contract Owner's principal residence, the Contract Owner has 15 years to repay the loan.

Contract Owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan.  Payments must be substantially level and made at least quarterly.

Loan repayments will consist of principal and interest in amounts set forth in the loan agreement.  Repayments are allocated to the Sub-Accounts in accordance with the contract, unless Nationwide and the Contract Owner have agreed to amend the contract at a later date on a case by case basis.

Loan repayments to the Guaranteed Term Options must be at least $1,000.  If the proportional share of the repayment to the Guaranteed Term Option is less than $1,000, that portion of the repayment will be allocated to the money market Sub-Account unless the Contract Owner directs otherwise.

Distributions and Annuity Payments

Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:

•	the contract is surrendered;

•	the Contract Owner/Annuitant dies;

•	the Contract Owner who is not the Annuitant dies prior to annuitization; or

•	annuity payments begin.

Transferring the Contract

Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.

Grace Period and Loan Default

If a loan payment is not made when due, interest will continue to accrue.  A grace period may be available (please refer to the terms of the loan agreement).  If a loan payment is not made by the end of the applicable grace period, the entire loan will be treated as a deemed distribution and will be taxable to the borrower.  This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service.

After default, interest will continue to accrue on the loan.  Defaulted amounts, plus interest, are deducted from the Contract Value when the participant is eligible for a distribution of at least that amount.  Additional loans are not available while a previous loan is in default.

Assignment

Contract rights are personal to the Contract Owner and may not be assigned without Nationwide's written consent.

A Non-Qualified Contract Owner may assign some or all rights under the contract.  An assignment must occur before annuitization while the Annuitant is alive.  The Contract Owner must submit the request to Nationwide in writing and Nationwide must receive the request at its home office before the Annuitization Date.  Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed.

IRAs, SEP IRAs, Simple IRAs, Roth IRAs, and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

Nationwide is not responsible for the validity or tax consequences of any assignment.  Nationwide is not liable for any payment or settlement made before the assignment is recorded.  Assignments will not be recorded until Nationwide receives sufficient direction from the Contract Owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned.  Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.

Assignment of the entire Contract Value may cause the portion of the Contract Value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

Contract Owner Services

Asset Rebalancing

Asset rebalancing is the automatic reallocation of contract value to the Sub-Accounts on a predetermined percentage basis.  Asset rebalancing is not available for assets held in the Fixed Account or the Guaranteed Term Options. Requests for asset rebalancing must be on a Nationwide form.  Once asset rebalancing is elected, it will only be terminated upon specific instruction from the Contract Owner; manual transfers will not automatically terminate the program.

Asset rebalancing occurs every three months or on another frequency if permitted by Nationwide.  If the last day of the three-month period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, asset rebalancing will occur on the next business day.

Asset rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan.  Contract Owners should consult a financial advisor to discuss the use of asset rebalancing.

Nationwide reserves the right to stop establishing new asset rebalancing programs.  Nationwide also reserves the right to assess a processing fee for this service.

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Dollar Cost Averaging

Dollar Cost Averaging is a long-term transfer program that allows the Contract Owner   to make regular, level investments over time.   Dollar Cost Averaging involves the automatic transfer of a specific amount from the Fixed Account and/or certain Sub-Accounts into other Sub-Accounts.   With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility.   Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.

Contract Owners direct Nationwide to automatically transfer specified amounts from the Fixed Account and the following Sub-Accounts :

Nationwide Variable Insurance Trust (“NVIT”)
•	NVIT Core Bond Fund: Class I
•	NVIT Government Bond Fund: Class I
•	NVIT Money Market Fund: Class I
•	NVIT Short Term Bond Fund: Class II

Neuberger Berman Advisers Management Trust
•	AMT Short Duration Bond Portfolio: I Class

PIMCO Variable Insurance Trust
•	Low Duration Portfolio: Advisor Class

to any other Sub-Account(s) .  Dollar Cost Averaging transfers may not be directed to the Fixed Account or Guaranteed Term Options. Transfers from the Fixed Account must be equal to or less than 1/30 th of the Fixed Account value at the time the program is requested.  Contract Owners that wish to utilize the Dollar Cost Averaging should first inquire whether any Enhanced Fixed Account Dollar Cost Averaging programs are available.

Transfers occur monthly or on another frequency if permitted by Nationwide.  Nationwide will process transfers until either the value in the originating investment option is exhausted, or the Contract Owner instructs Nationwide to stop the transfers.

When a Contract Owner instructs Nationwide to stop the transfers, all amounts remaining in the originating Fixed Account or Sub-Account will remain allocated to the Fixed Account or Sub-Account, unless Nationwide is instructed otherwise.  Dollar Cost Averaging transfers are not considered transfer events.

Nationwide reserves the right to stop establishing new dollar cost averaging programs.  Nationwide also reserves the right to assess a processing fee for this service.

Nationwide is required by state law to reserve the right to postpone payment of assets in the Fixed Account for a period of up to six months from the date of the surrender request.

Enhanced Fixed Account Dollar Cost Averaging

Nationwide may, periodically , offer Dollar Cost Averaging programs with an enhanced interest rate referred to as "Enhanced Fixed Account Dollar Cost Averaging."    Enhanced Fixed Account Dollar Cost Averaging involves the automatic transfer of a specific amount from an enhanced rate Fixed Account into any Sub-Account(s).  With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility.  Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.

Only new purchase payments to the contract are eligible for Enhanced Fixed Account Dollar Cost Averaging.  Enhanced Fixed Account Dollar Cost Averaging transfers may not be directed to the Fixed Account.  Amounts allocated to the enhanced rate Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program earn a higher rate of interest than assets allocated to the standard Fixed Account.  Each enhanced rate is guaranteed for as long as the corresponding program is in effect.

Transfers occur monthly or on another frequency if permitted by Nationwide.  Nationwide will process transfers until either amounts allocated to the Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program are exhausted or the Contract Owner instructs Nationwide to stop the transfers.  When a Contract Owner instructs Nationwide to stop the transfers, Nationwide will automatically reallocate any amount remaining in the enhanced rate Fixed Account according to future investment allocation instructions, unless directed otherwise.  Enhanced Fixed Account Dollar Cost Averaging transfers are not considered transfer events.

Nationwide reserves the right to stop establishing new Enhanced Fixed Account Dollar Cost Averaging programs.  Nationwide is required by state law to reserve the right to postpone transfer of assets from the Fixed Account, including the enhanced rate Fixed Account, for a period of up to 6 months from the date of the transfer request.

Systematic Withdrawals

Systematic Withdrawals allow Contract Owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis.  Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be in writing.

The withdrawals will be taken from the Sub-Accounts and the Fixed Account proportionately unless Nationwide is instructed otherwise. Systematic withdrawals are not available from the Guaranteed Term Options.

Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the Contract Owner.  The Internal Revenue Service may impose a 10% penalty tax if the Contract Owner is under age 59½ unless the Contract Owner has made an irrevocable election of distributions of substantially equal payments.

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A CDSC may apply to amounts taken through Systematic Withdrawals.  If the Contract Owner takes systematic withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greater of the amount available under the CSDC-free withdrawal privilege, and a given percentage of the Contract Value that is based on the Contract Owner's age.  This translates into CDSC-free Systematic Withdrawals equal to the greatest of:

1)
10% of all purchase payments made to the contract as of the withdrawal date (15% of all purchase payments as of the withdrawal date if the Contract Owner purchased the Additional Withdrawal Without Charge and Disability Waiver);

2)	an amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code; or

3)	a percentage of the Contract Value based on the Contract Owner's age, as shown in the table that follows:

Contract Owner's Age	Percentage of Contract Value
Under age 59½	5%
Age 59½ through age 61	7%
Age 62 through age 64	8%
Age 65 through age 74	10%
Age 75 and over	13%

Contract Value and Contract Owner's age are determined as of the date the request for the withdrawal program is recorded by Nationwide's home office.  For joint owners, the older joint owner's age will be used.

If total amounts withdrawn in any Contract Year exceed the CDSC-free amount described above, those amounts will only be eligible for the CDSC-free withdrawal privilege described in the "Contingent Deferred Sales Charge" section.  The total amount of CDSC for that Contract Year will be determined in accordance with that provision.

The CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative.  Free amounts not taken during any Contract Year cannot be taken as free amounts in a subsequent Contract Year.

Nationwide reserves the right to stop establishing new Systematic Withdrawal programs.  Systematic Withdrawals are not available before the end of the ten-day free look period (see "Right to Examine and Cancel ") .

Annuity Commencement Date

The Annuity Commencement Date is the date on which annuity payments are scheduled to begin.  Annuity payments will not begin until the Contract Owner affirmatively elects to begin annuity payments.  The Contract Owner may change the Annuity Commencement Date before annuitization.  This change must be in writing and approved by Nationwide.

Annuitizing the Contract

Annuitization Date

The Annuitization Date is the date that annuity payments begin.  The Annuitization Date will be the first day of a calendar month unless otherwise agreed.  The Annuitization Date must be at least 2 years after the contract is issued, but may not be later than either:

•	the age (or date) specified in your contract; or

•	the age (or date) specified by state law, where applicable.

If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first 2 years subject to Nationwide's approval.

The Internal Revenue Code may require that distributions be made prior to the Annuitization Dates specified above (see "Required Distributions" in the "Appendix C: Contract Types and Tax Information").

Annuitization

Annuitization is the period during which annuity payments are received.  It is irrevocable once payments have begun.  Upon arrival of the Annuitization Date, the Annuitant must choose:

1)	an annuity payment option; and

2)	either a fixed payment annuity, variable payment annuity, or an available combination.

Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization.  Under a variable payment annuity, the amount of each payment will vary with the performance of the underlying mutual funds chosen by the Contract Owner.

Fixed Payment Annuity

A fixed payment annuity is an annuity where the amount of the annuity payment remains level.

The first payment under a fixed payment annuity is determined on the Annuitization Date based on the Annuitant's age (in accordance with the contract) by:

1)	deducting applicable premium taxes from the total Contract Value; then

2)	applying the Contract Value amount specified by the Contract Owner to the fixed payment annuity table for the annuity payment option elected.

Subsequent payments will remain level unless the annuity payment option elected provides otherwise. Nationwide does not credit discretionary interest during annuitization.

Variable Payment Annuity

A variable payment annuity is an annuity where the amount of the annuity payments will vary depending on the performance of the underlying mutual funds selected.  Variable annuity payments will vary depending on the performance of the underlying mutual funds selected.  The underlying mutual funds available during annuitization are those underlying mutual funds shown in the "Appendix A: Underlying Mutual Funds."

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The first payment under a variable payment annuity is determined on the Annuitization Date based on the Annuitant's age (in accordance with the contract) by:

1)	deducting applicable premium taxes from the total Contract Value; then

2)	applying the Contract Value amount specified by the Contract Owner to the variable payment annuity table for the annuity payment option elected.

The dollar amount of the first payment is converted into a set number of Annuity Units that will represent each monthly payment.  This is done by dividing the dollar amount of the first payment by the value of an Annuity Unit as of the Annuitization Date.  The number of Annuity Units comprising each variable annuity payment, on a Sub-Account basis, will remain constant, unless the Contract Owner transfers value from one underlying mutual fund to another.

The second and subsequent payments are determined by multiplying the fixed number of Annuity Units by the Annuity Unit value for the Valuation Period in which the payment is due.  The amount of the second and subsequent payments will vary with the performance of the selected underlying mutual funds.  Nationwide guarantees that variations in mortality experience from assumptions used to calculate the first payment will not affect the dollar amount of the second and subsequent payments.

Value of an Annuity Unit

Annuity Unit values for Sub-Accounts are determined by:

1)	multiplying the Annuity Unit value for the immediately preceding Valuation Period by the net investment factor for the subsequent Valuation Period (see "Determining the Contract Value"); and then

2)	multiplying the result from (1) by an interest factor to neutralize the assumed investment rate of 3.5% per year built into the purchase rate basis for variable payment annuities.

Assumed Investment Rate

An assumed investment rate is the percentage rate of return assumed to determine the amount of the first payment under a variable payment annuity.  Nationwide uses the assumed investment rate of 3.5% to calculate the first annuity payment and to calculate the investment performance of an underlying mutual fund in order to determine subsequent payments under a variable payment annuity.  An assumed investment rate is the percentage rate of return required to maintain level variable annuity payments.  Subsequent variable annuity payments may be more or less than the first payment based on whether actual investment performance of the underlying mutual funds is higher or lower than the assumed investment rate of 3.5%.

Exchanges among Underlying Mutual Funds

Exchanges among underlying mutual funds during annuitization must be requested in writing.  Exchanges will occur on each anniversary of the Annuitization Date.

Frequency and Amount of Annuity Payments

Payments are made based on the annuity payment option selected, unless:

•	the amount to be distributed is less than $5,000, in which case Nationwide may make one lump sum payment of the Contract Value; or

•
an annuity payment would be less than $100, in which case Nationwide can change the frequency of payments to intervals that will result in payments of at least $100.  Payments will be made at least annually.

Nationwide will send annuity payments no later than 7 days after each annuity payment date.

Annuity Payment Options

Contract Owners must elect an annuity payment option before the Annuitization Date.  The annuity payment options are:

1)
Life Annuity - An annuity payable periodically, but at least annually, for the lifetime of the Annuitant.  Payments will end upon the Annuitant's death.  For example, if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one annuity payment.  The Annuitant will only receive two annuity payments if he or she dies before the third annuity payment date, and so on.

2)
Joint and Survivor Annuity - An annuity payable periodically, but at least annually, during the joint lifetimes of the Annuitant and a designated second individual.  If one of these parties dies, payments will continue for the lifetime of the survivor.  As is the case under Life Annuity, there is no guaranteed number of payments. Therefore, it is possible that if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one annuity payment. No death benefit payment will be paid.

3)
Life Annuity with 120 or 240 Monthly Payments Guaranteed - An annuity payable monthly during the lifetime of the Annuitant.  If the Annuitant dies before all of the guaranteed payments have been made, payments will continue to the end of the guaranteed period and will be paid to a designee chosen by the Annuitant at the time the annuity payment option was elected.

The designee may elect to receive the present value of the remaining guaranteed payments in a lump sum.  The present value will be computed as of the date Nationwide receives the notice of the Annuitant's death.

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If the Annuitant does not elect an annuity payment option, a variable payment life annuity with a guarantee period of 240 months will be assumed as the automatic form of payment upon annuitization.  Once elected or assumed, the annuity payment option may not be changed.

Not all of the annuity payment options may be available in all states.  Contract Owners may request other options before the Annuitization Date.  These options are subject to Nationwide's approval.

No distribution for Non-Qualified Contracts will be made until an annuity payment option has been elected.  IRAs and Tax Sheltered Annuities are subject to the "minimum distribution" requirements set forth in the plan, contract, and the Internal Revenue Code.

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Death Benefits

Upon Death

If death occurs before Annuitization:

If the deceased is the …	And …	And …	then the …
Contract Owner	The Contract Owner is not the Annuitant	There is a surviving joint owner	Surviving joint owner becomes the Contract Owner and no death benefit is paid.
Contract Owner	The Contract Owner is not the Annuitant	There is a contingent owner, but no surviving joint owner	Contingent owner becomes the Contract Owner and no death benefit is paid.
Contract Owner	The Contract Owner is not the Annuitant	There is no surviving joint owner or surviving contingent owner	Estate of the last surviving Contract Owner becomes the new Contract Owner, and no death benefit is paid.
Contract Owner	The Contract Owner is the Annuitant	There is a surviving joint owner	Death benefit is paid to the surviving joint owner.
Contract Owner	The Contract Owner is the Annuitant	There is no surviving joint owner	Death benefit is paid to the beneficiary.
Contract Owner	The Contract Owner is the Annuitant	There is no surviving joint owner and no surviving beneficiary	Death benefit is paid to the contingent beneficiary.
Contract Owner	The Contract Owner is the Annuitant	There is no surviving joint owner, no surviving beneficiary and no surviving contingent beneficiary	Death benefit is paid to the estate of the Contract Owner.
Annuitant	The Annuitant is not the Contract Owner	There is a surviving contingent Annuitant	Surviving contingent Annuitant becomes the Annuitant and no death benefit is paid.
Annuitant	The Annuitant is not the Contract Owner	There is no surviving contingent Annuitant	Death benefit is paid to the beneficiary.
Annuitant	The Annuitant is not the Contract Owner	There is no surviving contingent Annuitant, no surviving beneficiary	Death benefit is paid to contingent beneficiary.
Annuitant	The Annuitant is not the Contract Owner	There is no surviving contingent Annuitant, no surviving beneficiary and no surviving contingent beneficiary	Death benefit is paid to the Contract Owner.
Annuitant	The Annuitant is not the Contract Owner	There is no surviving contingent Annuitant, no surviving beneficiary, no surviving contingent beneficiary and no surviving Contract Owner	Death benefit is paid to the last surviving Contract Owner's estate.

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If the Contract Owner and Annuitant are the same, and the Contract Owner/Annuitant dies before the Annuitization Date, then the contingent owner will not have any rights in the contract unless the contingent owner is also the beneficiary.

If more than one beneficiary survives the Annuitant, each beneficiary will share equally unless otherwise specified in the beneficiary designation on the contract application.  If more than one contingent beneficiary survives the Annuitant, each contingent beneficiary will share equally unless otherwise specified in the beneficiary designation on the contract application.

If the Contract Owner is a Charitable Remainder Trust and the Annuitant dies before the Annuitization Date, the death benefit will be paid to the Charitable Remainder Trust.  Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.

The beneficiary may elect to receive the death benefit:

1)	in a lump sum;

2)	as an annuity; or

3)	in any other manner permitted by law and approved by Nationwide.

The beneficiary must notify Nationwide of this election within 60 days of the Annuitant's death.  If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum.

Distributions will be made pursuant to the "Required Distributions" provisions in the "Appendix C: Contract Types and Tax Information" section of this prospectus.

If death occurs after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.

Death Benefit Payment

Contract Owners may select one of three death benefits available under the contract at the time of application (not all death benefit options may be available in all states).  If no selection is made at the time of application, the death benefit will be the Five-Year Reset Death Benefit.

The death benefit value is determined as of the date Nationwide receives:

1)	proper proof of the Annuitant's death;

2)	an election specifying the distribution method; and

3)	any state required form(s).

Contract Value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.

Nationwide will pay (or will begin to pay) the death benefit upon receiving proof of death and the instructions as to the payment of the death benefit.

If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the Contract Value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with instructions for payment of death benefit proceeds.   After the first beneficiary provides these instructions, the variable portion of the Contract Value for all beneficiaries will be allocated to the available money market Sub-Account until instructions are received from the beneficiary(ies) to allocate their Contract Value in another manner.  Any Contract Value allocated to the Fixed Account or GTO will remain invested and will not be allocated to the available money market Sub-Account.

Five-Year Reset Death Benefit (Standard Contractual Death Benefit)

If the Annuitant dies before the Annuitization Date, the death benefit will be the greatest of:

1)	the Contract Value;

2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

3)
the Contract Value as of the most recent five year contract anniversary before the Annuitant's 86th birthday, less an adjustment for amounts surrendered, plus purchase payments received after that five year contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

One-Year Step Up Death Benefit

If the Annuitant dies before the Annuitization Date, the death benefit will be the greatest of:

1)	the Contract Value;

2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

3)
the highest Contract Value on any contract anniversary before the Annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

5% Enhanced Death Benefit

If the Annuitant dies before the Annuitization Date, the death benefit will be the greater of:

1)	the Contract Value; or

2)
the total of all purchase payments, less any amounts surrendered, accumulated at 5% simple interest from the date of each purchase payment or surrender to the most recent contract anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received since that contract anniversary.

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The total accumulated amount will not exceed 200% of the net of purchase payments and amounts surrendered.  The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

Statements and Reports

Nationwide will mail Contract Owners statements and reports.  Therefore, Contract Owners should promptly notify Nationwide of any address change.

These mailings will contain:

•	statements showing the contract's quarterly activity;

•
confirmation statements showing transactions that affect the contract's value.  Confirmation statements will not be sent for recurring transactions (i.e., dollar cost averaging or salary reduction programs).  Instead, confirmation of recurring transactions will appear in the contract's quarterly statements; and

•	semi-annual and annual reports of allocated underlying mutual funds.

Contract Owners should review statements and confirmations carefully.  All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract.  Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.

IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY HOLDER DOCUMENTS

When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements and semi-annual and annual reports are required to be mailed to multiple Contract Owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the Contract Owner(s).  Household delivery will continue for the life of the contracts.     A Contract Owner can revoke their consent to household delivery and reinstate individual delivery by calling 1-866-223-0303 or by writing to the address on page 1 of this prospectus.  Nationwide will reinstate individual delivery within 30 days after receiving such notification.

Legal Proceedings

Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, "the Company") was formed in November 1996.  NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base.  NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.

The Company is a subject to legal and regulatory proceedings in the ordinary course of its business. The Company's legal and regulatory matters include proceedings specific to the Company and other proceedings generally applicable to business practices in the industries in which the Company operates. The Company's litigation and regulatory matters are subject to many uncertainties, and given their complexity and scope, their outcomes cannot be predicted. Regulatory proceedings also could affect the outcome of one or more of the Company's litigations matters. Furthermore, it is often not possible to determine the ultimate outcomes of the pending regulatory investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs' claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. Management believes, however, that based on their currently known information, the ultimate outcome of all pending legal and regulatory matters is not likely to have a material adverse effect on the Company's consolidated financial position. Nonetheless, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that such outcomes could materially affect the Company's consolidated financial position or results of operations in a particular quarter or annual period.

The financial services industry has been the subject of increasing scrutiny on a broad range of issues by regulators and legislators. The Company and/or its affiliates have been contacted by, self reported or received subpoenas from state and federal regulatory agencies, including the Securities and Exchange Commission, and other governmental bodies, state securities law regulators and state attorneys general for information relating to, among other things, compensation, the allocation of compensation, revenue sharing and bidding arrangements, market-timing, anticompetitive activities, unsuitable sales or replacement practices, fee arrangements in retirement plans, and the use of side agreements and finite reinsurance agreements. The Company is cooperating with regulators in connection with these inquiries and will cooperate with Nationwide Mutual Insurance Company (NMIC) in responding to these inquiries to the extent that any inquiries encompass NMIC's operations.

A promotional and marketing arrangement associated with the Company's offering of a retirement plan product and related services in Alabama was investigated by the Alabama Attorney General, which assumed the investigation from the Alabama Securities Commission. On October 27, 2010, the State Attorney General announced a settlement agreement, subject to court approval, between the Company and the State of Alabama, the Alabama Department of Insurance, the

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Alabama Securities Commission, and the Alabama State Personnel Board. If the court approves the settlement agreement, the Company currently expects that the settlement will not have a material adverse impact on its consolidated financial position. It is not possible to predict what effect, if any, the settlement may have on the Company's retirement plan operations with respect to promotional and marketing arrangements in general in the future.

On September 10, 2009, Nationwide Retirement Solutions, Inc. (NRS) was named in a lawsuit filed in the Circuit Court for Montgomery County, Alabama entitled Twanna Brown, Individually and on behalf of all other persons in Alabama who are similarly situated, v Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc., Edwin "Mac" McArthur, Steve Walkley, Glenn Parker, Ulysses Lavender, Diana McLain, Randy Hebson, and Robert Wagstaff; and Unknown Defendants A-Z. On February 17, 2010, Brown filed an Amended Complaint alleging in Count One, that all the defendants were involved in a civil conspiracy and seeks to recover actual damages, forfeiture of all other payments and/or salaries to be the fruit of such other payments, punitive damages and costs and attorneys fees. In Count Two, although NRS is not named, it is alleged that the remaining defendants breached their fiduciary duties and seeks actual damages, forfeiture of all other payments and/or salaries to be the fruit of such other payments, punitive damages and costs and attorneys fees. In Count Three, although NRS is not named, the plaintiff seeks declaratory relief that the individual defendants breached their fiduciary duties, seeks injunctive relief permanently removing said defendants from their respective offices in the Alabama State Employees Association (ASEA) and PEBCO and costs and attorneys fees. In Count Four, it alleges that any money Nationwide paid belonged exclusively to ASEA for the use and benefit of its membership at large and not for the personal benefit of the individual defendants. Plaintiff seeks to recover actual damages from the individual defendants, forfeiture of all other payments and/or salaries to be the fruit of such other payments, punitive damages and costs and attorneys fees. On March 10, 2011, the plaintiff filed a Notice of Dismissal. The Company continues to defend this case vigorously.

On November 20, 2007, NRS and NLIC were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z. On March 12, 2010, NRS and NLIC were named in a Second Amended Class Action Complaint filed in the Circuit Court of Jefferson County, Alabama entitled Steven E. Coker, Sandra H. Turner, David N. Lichtenstein and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc, Alabama State Employees Association, Inc., PEBCO, Inc. and Fictitious Defendants A to Z claiming to represent a class of all participants in the ASEA Plan, excluding members of the Deferred Compensation Committee, ASEA's directors, officers and board members, and PEBCO's directors, officers and board members. The class period is from November 20, 2001 to the date of trial. In the second amended class action complaint, the plaintiffs allege breach of fiduciary duty, wantonness and breach of contract. The second amended class action complaint seeks a disgorgement of amounts paid, compensatory damages and punitive damages, plus interest, attorneys' fees and costs and such other equitable and legal relief to which plaintiffs and class members may be entitled. On April 2, 2010, NRS and NLIC filed an answer. On June 4, 2010, the plaintiffs filed a motion for class certification. On July 8, 2010, the defendants filed their briefs in opposition to plaintiffs' motion for class certification. On October 17, 2010, Twanna Brown filed a motion to intervene in this case. On October 22, 2010, the parties to this action executed a stipulation of settlement that agrees to certify a class for settlement purposes only, that provides for payments to the settlement class, and that provides for releases, certain bar orders, and dismissal of the case, subject to the Circuit Courts' approval. After a hearing on November 5, 2010, on November 9, 2010, the Court denied Brown's motion to intervene. On November 13, 2010, the Court issued a Preliminary Approval Order and held a Settlement Fairness Hearing on January 26, 2011. On November 22, 2010, Brown filed a Notice of Appeal with the Supreme Court of Alabama, appealing the Preliminary Approval Order. On January 25, 2011, the Alabama Supreme Court dismissed the appeal. Class notices were sent out on November 24, 2010. On December 3, 2010, Brown filed a motion with the trial court to stay this case. On December 22, 2010, Brown filed with the Alabama Supreme Court, a motion to stay all further Gwin trial court proceedings until Ms. Brown's appeal of the certification order is decided. On January 25, 2011, the Alabama Supreme Court denied Brown's motion to stay. On February 28, 2011, the Court entered its Order permitting ASEA/PEBCO to assert indemnification claims for attorneys' fees and costs, but barring them from asserting any other claims for indemnification. On March 3, 2011, ASEA and PEBCO filed a cross claim against NLIC and NRS seeking indemnification. On March 9, 2011, the Court severed the cross claim. NRS and NLIC continue to defend this case vigorously.

On July 11, 2007, NLIC was named in a lawsuit filed in the United States District Court for the Western District of Washington at Tacoma entitled Jerre Daniels-Hall and David Hamblen, Individually and on Behalf of All Others Similarly Situated v. National Education Association, NEA Member Benefits Corporation, Nationwide Life Insurance Company, Security Benefit Life Insurance Company, Security Benefit Group, Inc., Security Distributors, Inc., et al. The plaintiffs seek to represent a class of all current or former NEA members who participated in the NEA Valuebuilder 403(b) program at any time between January 1, 1991 and the present (and their heirs and/or beneficiaries). The plaintiffs allege that the defendants violated ERISA by failing to prudently and loyally manage plan assets, by failing to provide complete and accurate information, by engaging in prohibited transactions, and by breaching their fiduciary duties when they failed to prevent other fiduciaries from breaching their fiduciary duties. The complaint seeks to have the defendants restore all losses to the plan, restoration of plan assets and profits to participants, disgorgement of endorsement fees, disgorgement of service fee payments, disgorgement of excessive fees charged to plan participants, other unspecified relief for

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restitution, declaratory and injunctive relief, and attorneys' fees. On May 23, 2008, the Court granted the defendants' motion to dismiss. On June 19, 2008, the plaintiffs filed a notice of appeal. On December 20, 2010, the 9th Circuit Court of Appeals affirmed the dismissal of this case and entered judgment. The plaintiffs did not file a writ of certiorari with the US Supreme Court. NLIC intends to continue to defend this case vigorously.

On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. In the plaintiffs' sixth amended complaint, filed November 18, 2009, they amended the list of named plaintiffs and claim to represent a class of qualified retirement plan trustees under ERISA that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys' fees. On November 6, 2009, the Court granted the plaintiff's motion for class certification and certified a class of "All trustees of all employee pension benefit plans covered by ERISA which had variable annuity contracts with NFS and NLIC or whose participants had individual variable annuity contracts with NFS and NLIC at any time from January 1, 1996, or the first date NFS and NLIC began receiving payments from mutual funds based on a percentage of assets invested in the funds by NFS and NLIC, whichever came first, to the date of November 6, 2009". On October 20, 2010, the Second Circuit Court of Appeals granted NLIC's 23(f) petition agreeing to hear an appeal of the District Court's order granting class certification. On October 21, 2010, the District Court dismissed NFS from the lawsuit. On October 27, 2010, the District Court stayed the underlying action pending a decision from the Second Circuit Court of Appeals. On March 2, 2011, the Company filed its brief in the 2nd Circuit Court of Appeals. NLIC continues to defend this lawsuit vigorously.

On May 14, 2010, NLIC was named in a lawsuit filed in the Western District of New York entitled Sandra L. Meidenbauer, on behalf of herself and all others similarly situated v. Nationwide Life Insurance Company . The plaintiff claims to represent a class of all individuals who purchased a variable life insurance policy from NLIC during an unspecified period. The complaint claims breach of contract, alleging that NLIC charged excessive monthly deductions and costs of insurance resulting in reduced policy values and, in some cases, premature lapsing of policies. The complaint seeks reimbursement of excessive charges, costs, interest, attorney's fees, and other relief. NLIC filed a motion to dismiss the complaint on July 23, 2010. NLIC filed a motion to disqualify the proposed class representative on August 27, 2010. Plaintiff filed a motion to amend the complaint on September 17, 2010, and NLIC filed an opposition to the motion to amend on November 2, 2010. Those motions have been fully briefed. NLIC continues to vigorously defend this case.

On October 22, 2010, NRS was named in a lawsuit filed in the United States District Court, Middle District of Florida, Orlando Division entitled Camille McCullough, and Melanie Monroe, Individually and on behalf of all others similarly situated v. National Association of Counties, NACo Research Foundation, NACo Financial Services Corp., NACo Financial Center, and Nationwide Retirement Solutions, Inc. The Plaintiffs' First Amended Class Action Complaint and Demand for Jury Trial was filed on February 18, 2011. If the Court determines that the Plan is governed by ERISA, then Plaintiffs seek to represent a class of "All natural persons in the United States who are currently employed or previously were employed at any point during the six years preceding the date Plaintiffs filed their Original Class Action Complaint, by a government entity that is or was a member of the National Association of Counties, and who participate or participated in the Section 457 Deferred Compensation Plan for Public Employees endorsed by the National Association of Counties and administered by Nationwide Retirement Solutions, Inc." If the Court determines that the Plan is not governed by ERISA, then the Plaintiffs seek to represent a class of " All natural persons in the United States who are currently employed or previously were employed at any point during the four years preceding the date Plaintiffs filed their Original Class Action Complaint, by a government entity that is or was a member of the National Association of Counties, and who participate or participated in a Section 457 Deferred Compensation Plan for Public Employees endorsed by the National Association of Counties and administered by Nationwide Retirement Solutions, Inc." The First Amended Complaint alleges ERISA Violation, Breach of Fiduciary Duty - NACo, Aiding and Abetting Breach of Fiduciary Duty - Nationwide, Breach of Fiduciary Duty - Nationwide, and Aiding and Abetting Breach of Fiduciary Duty - NACo. The First Amended Complaint asks for actual damages, lost profits, lost opportunity costs, restitution, and/or other injunctive or other relief, including without limitation (a) ordering Nationwide and NACo to restore all plan losses, (b) ordering Nationwide to refund all fees associated with Nationwide's Plan to Plaintiffs and Class members, (c) ordering NACo and Nationwide to pay the expenses and losses incurred by Plaintiffs and/or any Class member as a proximate result of Defendants' breaches of fiduciary duty, (d) forcing NACo to forfeit the fees that NACo received from Nationwide for promoting and endorsing its Plan and disgorging all profits, benefits, and other compensation obtained by NACo from its wrongful conduct, and (e) awarding Plaintiff and Class members their reasonable and necessary attorney's fees and cost incurred in connection with this suit, punitive damages, and pre-judgment and post judgment interest, at the highest rates allowed by law, on the damages awarded. On March 21, 2011, the Company filed a motion to dismiss the plaintiffs' first amended complaint. The Company intends to defend this case vigorously.

On December 27, 2006, NLIC and NRS were named as defendants in a lawsuit filed in Circuit Court, Cole County Missouri entitled State of Missouri, Office of Administration, and Missouri State Employees Deferred Comp Plan v NLIC

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and NRS. The complaint seeks recovery for breach of contract and breach of the implied covenant of good faith and fair dealing against NLIC and NRS as well as a breach of fiduciary duty against NRS. The complaint seeks to recover the amount of the market value adjustment withheld by NLIC ($18,586, 380 ), prejudgment interest, loss of investment income from ING due to Nationwide's assessment of the market value adjustment, and an accounting. On March 8, 2007 the Company filed a motion to remove this case from state court to federal court in Missouri. On March 20, 2007 the State filed a motion to remand to state court and to stay court order. On April 3, 2007 the case was remanded to state court. On June 25, 2007 the Companies filed an Answer. On October 16, 2009, the plaintiff filed a partial motion for summary judgment. On November 20, 2009, the Companies filed a response to the plaintiff's motion for summary judgment and also filed a motion for summary judgment on behalf of the Companies. On February 26, 2010, the court denied Missouri's partial motion for summary judgment and granted Nationwide's motion for summary judgment and dismissed the case. On March 8, 2011, the Missouri Court of Appeals reversed the granting of Nationwide's motion for summary judgment and directed the trial court to enter judgment in favor of the State and against Nationwide in the amount of $18,586, 380 , plus statutory interest at the rate of 9% per annum from June 2, 2006. On March 22, 2011, the Companies filed with the Missouri Court of Appeals, a motion for rehearing and an application for transfer to the Supreme Court of Missouri. The Companies intend to defend this case vigorously.

The general distributor, NISC, is not engaged in any litigation of any material nature. Security Distributors, Inc., the principal underwriter of the Contract ("SDI"), has been named, among several others, as defendants in a class action filed in federal court in the Western District of Washington, captioned as Daniels-Hall et al., v. National Education Association, et al. , No. C 07-5339 RBL, challenging under the Employee Retirement Income Security Act of 1974 (ERISA) payments made by to MBC under the NEA Valuebuilder Program.  The other defendants include other affiliates of SDI and, unaffiliated companies, and individuals. Plaintiffs claim that all of the defendants, among other things, failed to prudently and loyally manage plan assets, failed to provide complete and accurate information, engaged in prohibited transactions, and breached their fiduciary duty under ERISA in connection with the payments described above.  SDI and the other defendants filed motions to dismiss the complaint based primarily on the grounds that ERISA does not apply to the matters alleged in the complaint.  The District Court granted defendants' motion to dismiss.

The plaintiffs appealed to the Ninth Circuit Court of Appeals. The Court conducted oral argument on July 10, 2009.  Thereafter, the Court requested an amicus curiae brief from the United States Department of Labor with respect to the issues on appeal. The Department of Labor submitted its brief on September 4, 2009.  The brief supported the positions taken on appeal by the company. On December 20, 2010, the Ninth Circuit Court of Appeals affirmed the decision of the district court dismissing the case but doing so on different grounds.  The Ninth Circuit held that the district court had subject matter jurisdiction to consider whether the arrangement at issue was governed by ERISA, and then held on the merits that ERISA does not apply.  Plaintiffs failed to request a rehearing within the 14-day time limit, which expired on January 3, 2011.  The deadline for filing a petition for a writ of certiorari with the United States Supreme Court is 90 days from issuance of the decision.

The general distributor, Security Distributors, Inc. does not believe that these claims are likely to have a material adverse effect on its ability to perform its duties as principal underwriter of the Contract.

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To learn more about this product, you should read the Statement of Additional Information (the "SAI") dated the same date as this prospectus.  For a free copy of the SAI and to request other information about this product please call our Service Center at 1-800-848-6331 (TDD 1-800-238-3035) or write to us at Nationwide Life Insurance Company, 5100 Rings Road, RR1-04-F4, Dublin, Ohio 43017-1522.

The SAI has been filed with the SEC and is incorporated by reference into this prospectus. The SEC maintains an internet website (http://www.sec.gov) that contains the SAI and other information about us and the product.  Information about us and the product (including the SAI) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.

Investment Company Act of 1940 Registration File No. 811- 08241
Securities Act of 1933 Registration File No. 333-56073

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Appendix A: Underlying Mutual Funds

Below is a list of the available Sub-Accounts and information about the corresponding underlying mutual funds in which they invest.  The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.  There is no guarantee that the investment objectives will be met.  Please refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:
STTF:	The underlying mutual fund corresponding to this Sub-Account assesses (or reserves the right to assess) a Short-Term Trading Fee (see "Short-Term Trading Fees" earlier in the prospectus).
FF:
The underlying mutual fund corresponding to this Sub-Account primarily invests in other mutual funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds.   Please refer to the prospectus for this underlying mutual fund for more information.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term total return using a strategy that seeks to protect against U.S. inflation.

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Capital growth by investing in common stocks. Income is a secondary objective.

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Capital growth.

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC; BlackRock International Limited
Investment Objective:	Seeks high total investment return.

Credit Suisse Trust - International Equity Flex III Portfolio
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2002
Investment Advisor:	Credit Suisse Asset Management, LLC
Investment Objective:	Capital appreciation.

Credit Suisse Trust - U.S. Equity Flex I Portfolio
Investment Advisor:	Credit Suisse Asset Management, LLC
Investment Objective:	The fund seeks capital growth.

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
Investment Advisor:	The Dreyfus Corporation
Sub-advisor:	Mellon Capital Management
Investment Objective:	To match performance of the S&P SmallCap 600 Index®.

Dreyfus Socially Responsible Growth Fund, Inc. (The): Initial Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	Capital growth with current income as a secondary goal.

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Dreyfus Stock Index Fund, Inc.: Initial Shares
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	To match performance of the S&P 500.

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares
Investment Advisor:	The Dreyfus Corporation
Sub-advisor:	Fayez Sarofim & Co.
Investment Objective:	Long-term capital growth consistent with the preservation of capital.

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Federated Investment Management Company
Investment Objective:	Current income.

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class
Investment Advisor:	Strategic Advisers Inc. Boston MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class
Investment Advisor:	Strategic Advisers Inc. Boston MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class
Investment Advisor:	Strategic Advisers Inc. Boston MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Fidelity Management & Research Company Boston, MA
Sub-advisor:
FMR Co., Inc., Fidelity Investments Money Management, Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited

Investment Objective:	Long-term capital appreciation.

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company Boston, MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company
Investment Objective:	Capital appreciation.

Designation: STTF

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company Boston, MA
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited

Investment Objective:	Reasonable income.

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Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2002
Investment Advisor:	Fidelity Management & Research Company Boston, MA
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited

Investment Objective:	Capital growth.

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company Boston, MA
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited

Investment Objective:	Capital appreciation.

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company Boston, MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income while also considering growth of capital.

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R
Investment Advisor:	Fidelity Management & Research Company Boston, MA
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income while also considering growth of capital.
Designation: STTF

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company Boston, MA
Sub-advisor:	Fidelity Investments Money Management, Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income.

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company Boston, MA
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited

Investment Objective:	Long-term growth of capital.

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company Boston, MA
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited

Investment Objective:	Long-term capital growth.

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R
Investment Advisor:	Fidelity Management & Research Company Boston, MA
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited

Investment Objective:	Long-term capital growth.
Designation: STTF

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Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	Fidelity Management & Research Company Boston, MA
Sub-advisor:
FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited

Investment Objective:	Capital appreciation.

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Maximum income while maintaining prospects for capital appreciation.

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2
Investment Advisor:	Franklin Advisory Services, LLC
Investment Objective:	Long-term total return.

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2
Investment Advisor:	Franklin Templeton Services, LLC
Investment Objective:	Capital appreciation with income as a secondary goal.
Designation: FF

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Templeton Asset Management, Ltd.
Investment Objective:	Long-term capital appreciation.
Designation: STTF

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Advisor:	Templeton Investment Counsel, LLC
Investment Objective:	Long-term capital growth.

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Advisor:	Templeton Investment Counsel, LLC
Investment Objective:	Long-term capital growth.
Designation: STTF

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	High current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.
Designation: STTF

Invesco - Invesco V.I. Capital Appreciation Fund: Series II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.

Invesco - Invesco V.I. Capital Development Fund: Series II
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.

Invesco - Invesco V.I. Global Health Care Fund: Series I
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long term growth of capital.

Invesco - Invesco V.I. Global Real Estate Fund: Series I
Investment Advisor:	Invesco Advisers, Inc.
Sub-advisor:	Invesco Asset Management Limited
Investment Objective:	Total return through growth of capital and current income.

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Invesco - Invesco V.I. International Growth Fund: Series I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	High total return over the long run.

Janus Aspen Series - Forty Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.

Janus Aspen Series - Global Technology Portfolio: Service II Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Designation: STTF

Janus Aspen Series - Global Technology Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.

Janus Aspen Series - Overseas Portfolio: Service II Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Designation: STTF

Janus Aspen Series - Overseas Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.

JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1
Investment Advisor:	J.P. Morgan Investment Management Inc.
Investment Objective:	Capital appreciation with the secondary goal of achieving current income by investing primarily in equity securities.

MFS® Variable Insurance Trust - MFS Value Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.

MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	The fund’s investment objective is to seek capital appreciation. MFS normally invests the fund’s assets primarily in foreign equity securities, including emerging market equity securities.

Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class I (formerly, Nationwide Variable Insurance Trust - NVIT Growth Fund: Class I)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.
Investment Objective:	The Fund seeks long-term capital appreciation.

Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.
Investment Objective:	The Fund seeks capital appreciation, and secondarily current income.

Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund seeks to provide high total return (including income and capital gains) consistent with the preservation of capital over the long term.

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Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The Fund seeks to maximize an investors level of current income and preserve the investor's capital.

Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The Fund is designed for investors seeking capital appreciation through stocks.

Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The Fund is designed for investors seeking capital appreciation principally through investment in stocks.

Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund seeks returns from both capital gains as well as income generated by dividends paid by stock issuers.

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.
Designation: STTF

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Management LLC
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Management LLC
Investment Objective:	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the fund's financial criteria and social policy.

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Cardinal Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed income securities.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other Cardinal Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Cardinal Funds.

Designation: FF

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Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Cardinal Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Cardinal Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of current income consistent with preserving capital.

Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Fixed Income LLC
Investment Objective:	The Fund seeks long-term total return consistent with reasonable risk.

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Baring International Investment Limited
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Baring International Investment Limited
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The fund seeks as high level of income as is consistent with the preserving of capital.

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (formerly, Nationwide Variable Insurance Trust - Gartmore NVIT International Equity Fund: Class I)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class III (formerly, Nationwide Variable Insurance Trust - Gartmore NVIT International Equity Fund: Class III)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.
Designation: STTF

44

Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the MSCI, Inc. Europe, Australasia and Far East Index ("MSCI EAFE»Index") as closely as possible before the deduction of Fund expenses.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Balanced Fund seeks a high level of total return through investment in both equity and fixed-income securities.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:
The NVIT Investor Destinations Capital Appreciation Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other NVIT Investor Destinations Funds.

Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Conservative Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderate Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:
The NVIT Investor Destinations Moderately Aggressive Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Investor Destinations Funds.

Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Conservative Fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.

45

Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity.

Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Logan Circle Partners, L.P.
Investment Objective:	The Fund seeks to provide above average total return over a market cycle of three to five years.

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc. and American Century Investment Management, Inc.
Investment Objective:	The Fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class III
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc. and American Century Investment Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class III
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	AllianceBernstein L.P.; JPMorgan Investment Management, Inc.
Investment Objective:	The Fund seeks long-term capital appreciation.
Designation: STTF

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Winslow Capital Management, Inc.; Neuberger Berman Management Inc. and Wells Capital Management, Inc.;
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Goldman Sachs Asset Management, L.P.; Wellington Management Company, LLP; The Boston Company Asset Management, LLC
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2010
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Goldman Sachs Asset Management, L.P.; Wellington Management Company, LLP; The Boston Company Asset Management, LLC
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.; Neuberger Berman Management LLC; Wells Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.; Columbia Management Investment Advisers, LLC; Thompson, Siegel & Walmsley LLC
Investment Objective:	The fund seeks long-term capital appreciation.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Waddell & Reed Investment Management Company; OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital growth.

46

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Aberdeen Asset Management, Inc.; Epoch Investment Partners, Inc.; J.P. Morgan Investment Management Inc.
Investment Objective:	The Fund seeks capital appreciation.

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Aberdeen Asset Management, Inc.; Morgan Stanley Investment Management; Neuberger Berman Management, Inc.; Putnam Investment Management, LLC; and Waddell & Reed Investment Management Company
Investment Objective:	The Fund seeks capital appreciation.

Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Aberdeen Asset Management, Inc. and Diamond Hill Capital Management, Inc.
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Morgan Stanley Investment Management, Inc.
Investment Objective:	The Fund seeks current income and long-term capital appreciation.

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value.

Nationwide Variable Insurance Trust - NVIT Worldwide Leaders Fund: Class I (formerly, Nationwide Variable Insurance Trust - Gartmore NVIT Worldwide Leaders Fund: Class I)

This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2003
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc.
Investment Objective:	The fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT Worldwide Leaders Fund: Class III (formerly, Nationwide Variable Insurance Trust - Gartmore NVIT Worldwide Leaders Fund: Class III)

This underlying mutual fund is no longer available to receive transfers or new purchase payments effective April 30, 2011
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Designation: STTF

Nationwide Variable Insurance Trust - Oppenheimer NVIT Large Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class III
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Templeton Investment Counsel, LLC
Investment Objective:	The Fund seeks to maximize total return consisting of capital appreciation and/or current income.
Designation: STTF

Nationwide Variable Insurance Trust - Van Kampen NVIT Comstock Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund’s investment objective is to seek capital growth and income through investments in equity securities, including common stocks, preferred stocks, and convertible securities.

47

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Neuberger Berman Fixed Income LLC
Investment Objective:	Highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal.

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Neuberger Berman, LLC
Investment Objective:	Long-term capital growth.

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Neuberger Berman, LLC
Investment Objective:	Long-term growth by investing primarily in securities of companies that meet financial criteria and social policy.

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation by investing in securities of well-known, established companies.

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:
Long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities.

Designation: STTF

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:
Long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities.

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:	High level of current income.
Designation: STTF

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2007
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:	High level of current income.

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:	High total return which includes growth in the value of its shares as well as current income from equity and debt securities.

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares (formerly, Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares)
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation.

Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares
Investment Advisor:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation.

48

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:
Seeks maximum total return consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to foreign (non-U.S.) countries, representing at least three foreign countries, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:
Seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:
Seeks maximum real return consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities and corporations, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:
Seeks maximum total return consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objectives by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as option, futures contracts or swap agreements.

PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The fund seeks maximum total return, consistent with preservation of capital and prudent investment management.

Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class
Investment Advisor:	Royce & Associates, LLC
Investment Objective:	Long-term capital growth.

SBL Fund - Series D (Global Series)
Investment Advisor:	Security Investors, LLC
Sub-advisor:	Security Global Investors, LLC
Investment Objective:	Long-term capital growth.

SBL Fund - Series J (Mid Cap Growth Series)
Investment Advisor:	Security Investors, LLC
Investment Objective:	Capital appreciation.

SBL Fund - Series N (Managed Asset Allocation Series)
Investment Advisor:	Security Investors, LLC
Sub-advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	High level of total return.

SBL Fund - Series O (All Cap Value Series)
Investment Advisor:	Security Investors, LLC
Sub-advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	Substantial dividend income and capital appreciation.

49

SBL Fund - Series P (High Yield Series)
Investment Advisor:	Security Investors, LLC
Investment Objective:	High current income and capital appreciation as a secondary objective.

SBL Fund - Series Q (Small Cap Value Series)
Investment Advisor:	Security Investors, LLC
Investment Objective:	Long-term capital appreciation.

SBL Fund - Series V (Mid Cap Value Series)
Investment Advisor:	Security Investors, LLC
Investment Objective:	Long-term growth of capital.

SBL Fund - Series X (Small Cap Growth Series)
Investment Advisor:	Security Investors, LLC
Investment Objective:	Long-term growth of capital.

SBL Fund - Series Y (Large Cap Concentrated Growth Series) (formerly, SBL Fund - Series Y (Select 25 Series))
Investment Advisor:	Security Investors, LLC
Investment Objective:	Long-term growth of capital.

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
Investment Advisor:	T. Rowe Price Investment Services
Investment Objective:	Long-term capital appreciation.

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	Above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities.

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	High total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.

The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio:  Class I
Investment Advisor:	Morgan Stanley Investment Management Inc.
Sub-advisor:	Morgan Stanley Investment Management Limited and Morgan Stanley Investment Management Company
Investment Objective:	Long-term capital appreciation by investing primarily in equity securities of non-U.S. issuers domiciled in EAFE countries.

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Class R1
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2002
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.
Designation: STTF

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Class R1
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
Designation: STTF

50

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.

Wells Fargo Variable Trust - Wells Fargo Advantage VT Small Cap Growth Fund
Investment Advisor:	Wells Fargo Funds Management, LLC
Sub-advisor:	Wells Capital Management Inc.
Investment Objective:	Long-term capital appreciation.

51

Appendix B: Condensed Financial Information

The following tables list the Condensed Financial Information (the Accumulation Unit value information for Accumulation Units outstanding) for contracts with no optional benefits (the minimum Variable Account charge of 1.10%) and contracts with all optional benefits available on December 31, 2010 (the maximum Variable Account charge of 1.65%).  The term "Period" is defined as a complete calendar year, unless otherwise noted.  Those Periods with an asterisk (*) reflect Accumulation Unit information for a partial year only.  Should the Variable Account charges applicable to your contract fall between the maximum and minimum charges, AND you wish to see a copy of the Condensed Financial Information applicable to your contract, such information can be obtained in the Statement of Additional Information FREE OF CHARGE by:

calling:                                  1-800-848-6331, TDD 1-800-238-3035
writing:                                  Nationwide Life Insurance Company
5100 Rings Road, RR1-04-F4
Dublin, Ohio 43017-1522
checking
on-line at:                           www.nationwide.com

The following fund was added to the Variable Account effective May 1, 2011 , therefore, no Condensed Financial Information is available:

PIMCO Variable Insurance Trust
•	Total Return Portfolio: Advisor Class

No Additional Contract Options Elected (Total 1.10%)
(Variable account charges of 1.10% of the daily net assets of the variable account)

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	8.759604	10.966845	25.20%	11,406	2010
	6.208582	8.759604	41.09%	6,263	2009
	10.000000	6.208582	-37.91%	129	2008*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	12.433365	12.926098	3.96%	84,035	2010
	11.406501	12.433365	9.00%	66,084	2009
	11.719554	11.406501	-2.67%	68,119	2008
	10.823057	11.719554	8.28%	31,167	2007
	10.772114	10.823057	0.47%	26,022	2006
	10.724012	10.772114	0.45%	28,923	2005
	10.247814	10.724012	4.65%	18,628	2004
	10.000000	10.247814	2.48%	2,209	2003*

52

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	11.940917	13.480316	12.89%	129,544	2010
	10.223592	11.940917	16.80%	150,261	2009
	15.803283	10.223592	-35.31%	158,715	2008
	15.990790	15.803283	-1.17%	172,953	2007
	13.808600	15.990790	15.80%	177,039	2006
	13.343804	13.808600	3.48%	176,379	2005
	11.940757	13.343804	11.75%	153,183	2004
	9.333731	11.940757	27.93%	131,778	2003
	11.705008	9.333731	-20.26%	114,316	2002
	12.914785	11.705008	-9.37%	100,002	2001

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	14.508855	16.256819	12.05%	0	2010
	10.967180	14.508855	32.29%	0	2009
	20.097962	10.967180	-45.43%	27,731	2008
	17.214343	20.097962	16.75%	30,693	2007
	13.921341	17.214343	23.65%	36,130	2006
	12.428422	13.921341	12.01%	39,581	2005
	10.934729	12.428422	13.66%	42,920	2004
	8.879812	10.934729	23.14%	47,575	2003
	11.275782	8.879812	-21.25%	53,502	2002
	16.098754	11.275782	-29.96%	58,134	2001

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	10.285729	12.131262	17.94%	43,635	2010
	8.003497	10.285729	28.52%	36,037	2009
	10.697120	8.003497	-25.18%	30,383	2008
	11.071995	10.697120	-3.39%	32,499	2007
	10.000000	11.071995	10.72%	9,059	2006*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	17.645061	19.793514	12.18%	0	2010
	14.884699	17.645061	18.54%	212,461	2009
	20.554101	14.884699	-27.58%	227,614	2008
	21.909766	20.554101	-6.19%	243,150	2007
	18.670139	21.909766	17.35%	250,221	2006
	17.972501	18.670139	3.88%	230,750	2005
	15.894190	17.972501	13.08%	196,553	2004
	12.461991	15.894190	27.54%	152,124	2003
	14.420645	12.461991	-13.58%	117,173	2002
	12.924722	14.420645	11.57%	63,465	2001

53

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	12.088339	13.122397	8.55%	50,410	2010
	10.000000	12.088339	20.88%	4,149	2009*

Credit Suisse Trust - International Equity Flex III Portfolio - Q/NQ	10.102743	11.213802	11.00%	1,335	2010
	10.000000	10.102743	1.03%	1,335	2009*

Credit Suisse Trust - U.S. Equity Flex I Portfolio - Q/NQ	10.846559	12.278382	13.20%	1,902	2010

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	12.465786	15.512910	24.44%	76,791	2010
	10.081407	12.465786	23.65%	78,926	2009
	14.755033	10.081407	-31.67%	80,830	2008
	15.018400	14.755033	-1.75%	82,541	2007
	13.272308	15.018400	13.16%	79,520	2006
	12.514320	13.272308	6.06%	64,841	2005
	10.381496	12.514320	20.54%	41,457	2004
	7.618563	10.381496	36.27%	16,084	2003
	10.000000	7.618563	-23.81%	3,336	2002*

Dreyfus Socially Responsible Growth Fund, Inc. (The) : Initial Shares - Q/NQ	10.317348	11.715723	13.55%	152,707	2010
	7.799377	10.317348	32.28%	165,456	2009
	12.026253	7.799377	-35.15%	180,866	2008
	11.282351	12.026253	6.59%	198,342	2007
	10.446352	11.282351	8.00%	227,188	2006
	10.193646	10.446352	2.48%	244,194	2005
	9.704318	10.193646	5.04%	255,941	2004
	7.787219	9.704318	24.62%	256,172	2003
	11.081580	7.787219	-29.73%	251,247	2002
	14.472958	11.081580	-23.43%	242,514	2001

Dreyfus Stock Index Fund, Inc. : Initial Shares - Q/NQ	11.817023	13.421278	13.58%	500,450	2010
	9.457808	11.817023	24.94%	558,667	2009
	15.213830	9.457808	-37.83%	615,287	2008
	14.615858	15.213830	4.09%	645,804	2007
	12.795006	14.615858	14.23%	677,765	2006
	12.357170	12.795006	3.54%	687,042	2005
	11.292966	12.357170	9.42%	661,939	2004
	8.895399	11.292966	26.95%	596,698	2003
	11.585200	8.895399	-23.22%	546,163	2002
	13.339745	11.585200	-13.15%	478,009	2001

54

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund -Appreciation Portfolio: Initial Shares - Q/NQ	13.133645	14.978871	14.05%	75,111	2010
	10.835374	13.133645	21.21%	70,774	2009
	15.551743	10.835374	-30.33%	75,249	2008
	14.678695	15.551743	5.95%	80,707	2007
	12.741982	14.678695	15.20%	89,987	2006
	12.342942	12.741982	3.23%	94,351	2005
	11.880707	12.342942	3.89%	92,257	2004
	9.914002	11.880707	19.84%	84,422	2003
	12.036131	9.914002	-17.63%	67,989	2002
	13.420126	12.036131	-10.31%	56,393	2001

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	15.397564	16.523281	7.31%	127,214	2010
	12.927144	15.397564	19.11%	128,849	2009
	14.098393	12.927144	-8.31%	151,473	2008
	13.527760	14.098393	4.22%	155,070	2007
	13.132275	13.527760	3.01%	143,105	2006
	13.107871	13.132275	0.19%	133,341	2005
	12.790643	13.107871	2.48%	111,998	2004
	12.358755	12.790643	3.49%	104,713	2003
	11.432220	12.358755	8.10%	72,830	2002
	10.702323	11.432220	6.82%	24,774	2001

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ	10.290497	11.473634	11.50%	27,505	2010
	8.380770	10.290497	22.79%	44,331	2009
	11.310248	8.380770	-25.90%	45,269	2008
	10.526627	11.310248	7.44%	26,185	2007
	10.000000	10.526627	5.27%	6,955	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ	9.738655	11.030144	13.26%	102,509	2010
	7.646576	9.738655	27.36%	71,351	2009
	11.490429	7.646576	-33.45%	61,250	2008
	10.546649	11.490429	8.95%	19,743	2007
	10.000000	10.546649	5.47%	7,256	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ	9.249263	10.611150	14.72%	73,082	2010
	7.117041	9.249263	29.96%	60,662	2009
	11.621249	7.117041	-38.76%	49,687	2008
	10.566834	11.621249	9.98%	23,275	2007
	10.000000	10.566834	5.67%	5,794	2006*

55

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ	18.394528	21.304743	15.82%	573	2010
	13.709604	18.394528	34.17%	505,956	2009
	24.156274	13.709604	-43.25%	564,916	2008
	20.786972	24.156274	16.21%	597,939	2007
	18.834678	20.786972	10.37%	579,650	2006
	16.297747	18.834678	15.57%	468,623	2005
	14.287374	16.297747	14.07%	382,283	2004
	11.255043	14.287374	26.94%	310,064	2003
	12.564462	11.255043	-10.42%	271,483	2002
	14.497111	12.564462	-13.33%	239,522	2001

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	8.900303	10.488753	17.85%	92,977	2010
	6.098189	8.900303	45.95%	99,333	2009
	13.523666	6.098189	-54.91%	91,899	2008
	9.389333	13.523666	44.03%	54,808	2007
	10.000000	9.389333	-6.11%	19,196	2006*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	13.193376	15.017074	13.82%	288,996	2010
	10.259159	13.193376	28.60%	313,768	2009
	18.105249	10.259159	-43.34%	345,695	2008
	18.051815	18.105249	0.30%	350,643	2007
	15.199905	18.051815	18.76%	347,849	2006
	14.531777	15.199905	4.60%	310,576	2005
	13.191825	14.531777	10.16%	270,446	2004
	10.243000	13.191825	28.79%	210,298	2003
	12.478012	10.243000	-17.91%	162,033	2002
	13.294130	12.478012	-6.14%	119,839	2001

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	8.055873	9.851932	22.30%	0	2010
	5.589833	8.055873	44.12%	39,450	2009
	12.577225	5.589833	-55.56%	44,789	2008
	10.336124	12.577225	21.68%	43,897	2007
	9.924641	10.336124	4.15%	44,719	2006
	9.217840	9.924641	7.67%	54,170	2005
	8.705771	9.217840	5.88%	55,929	2004
	6.788835	8.705771	28.24%	51,124	2003
	8.791124	6.788835	-22.78%	46,281	2002
	10.389625	8.791124	-15.39%	41,449	2001

56

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	10.636620	13.050381	22.69%	419,460	2010
	8.392585	10.636620	26.74%	453,783	2009
	16.082526	8.392585	-47.82%	499,379	2008
	12.818073	16.082526	25.47%	519,696	2007
	12.142810	12.818073	5.56%	561,417	2006
	11.618360	12.142810	4.51%	568,293	2005
	11.376318	11.618360	2.13%	564,329	2004
	8.662889	11.376318	31.32%	530,150	2003
	12.549094	8.662889	-30.97%	491,100	2002
	15.423665	12.549094	-18.64%	446,621	2001

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	12.474675	14.038580	12.54%	36,577	2010
	8.773015	12.474675	42.19%	43,824	2009
	11.837516	8.773015	-25.89%	51,482	2008
	11.660133	11.837516	1.52%	65,470	2007
	10.604160	11.660133	9.96%	94,601	2006
	10.457917	10.604160	1.40%	90,408	2005
	9.659661	10.457917	8.26%	81,544	2004
	7.692360	9.659661	25.57%	79,484	2003
	7.506322	7.692360	2.48%	54,260	2002
	8.615157	7.506322	-12.87%	44,056	2001

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ	10.363858	11.650255	12.41%	37,226	2010
	7.280603	10.363858	42.35%	35,636	2009
	9.812673	7.280603	-25.80%	22,354	2008
	10.000000	9.812673	-1.87%	18,755	2007*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	12.282400	13.080146	6.50%	152,016	2010
	10.736231	12.282400	14.40%	168,610	2009
	11.231360	10.736231	-4.41%	159,858	2008
	10.897994	11.231360	3.06%	146,654	2007
	10.564594	10.897994	3.16%	111,100	2006
	10.464104	10.564594	0.96%	79,371	2005
	10.142433	10.464104	3.17%	51,429	2004
	10.000000	10.142433	1.42%	2,792	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	9.338298	11.886570	27.29%	133,153	2010
	6.743663	9.338298	38.48%	116,135	2009
	11.272286	6.743663	-40.17%	104,133	2008
	9.869805	11.272286	14.21%	86,324	2007
	10.000000	9.869805	-1.30%	38,517	2006*

57

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	14.787237	16.524786	11.75%	9,354	2010
	11.825312	14.787237	25.05%	10,485	2009
	21.300566	11.825312	-44.48%	12,763	2008
	18.376710	21.300566	15.91%	14,138	2007
	15.753299	18.376710	16.65%	18,870	2006
	13.388056	15.753299	17.67%	19,728	2005
	11.928089	13.388056	12.24%	20,329	2004
	8.421945	11.928089	41.63%	24,730	2003
	10.690513	8.421945	-21.22%	25,879	2002
	13.731142	10.690513	-22.14%	33,441	2001

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	13.594998	15.194792	11.77%	75,654	2010
	10.867381	13.594998	25.10%	85,661	2009
	19.579612	10.867381	-44.50%	88,404	2008
	16.889323	19.579612	15.93%	95,985	2007
	14.477894	16.889323	16.66%	86,461	2006
	12.309005	14.477894	17.62%	64,107	2005
	10.965863	12.309005	12.25%	48,173	2004
	7.739985	10.965863	41.68%	21,291	2003
	10.000000	7.739985	-22.60%	10,606	2002*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	11.999041	15.006538	25.06%	45,151	2010
	7.708219	11.999041	55.67%	52,294	2009
	15.963627	7.708219	-51.71%	55,005	2008
	15.286166	15.963627	4.43%	56,555	2007
	13.301272	15.286166	14.92%	52,577	2006
	13.113789	13.301272	1.43%	42,573	2005
	11.632535	13.113789	12.73%	37,864	2004
	7.454046	11.632535	56.06%	16,739	2003
	10.000000	7.454046	-25.46%	658	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.658939	11.877684	11.43%	69,966	2010
	7.948254	10.658939	34.10%	57,226	2009
	11.424928	7.948254	-30.43%	77,331	2008
	11.134394	11.424928	2.61%	49,474	2007
	10.000000	11.134394	11.34%	19,040	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	8.308699	10.536498	26.81%	57,934	2010
	6.504602	8.308699	27.74%	67,719	2009
	9.818976	6.504602	-33.75%	38,341	2008
	10.170851	9.818976	-3.46%	25,813	2007
	10.000000	10.170851	1.71%	6,067	2006*

58

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	8.511220	9.280772	9.04%	2,830	2010
	6.607120	8.511220	28.82%	1,223	2009
	10.000000	6.607120	-33.93%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	10.867049	12.629855	16.22%	22,965	2010
	6.364846	10.867049	70.74%	22,834	2009
	13.598175	6.364846	-53.19%	15,608	2008
	10.684141	13.598175	27.27%	16,984	2007
	10.000000	10.684141	6.84%	7,166	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ	14.671362	15.768838	7.48%	0	2010
	10.801198	14.671362	35.83%	0	2009
	18.274046	10.801198	-40.89%	0	2008
	15.958716	18.274046	14.51%	0	2007
	13.258865	15.958716	20.36%	0	2006
	12.134664	13.258865	9.26%	0	2005
	10.321614	12.134664	17.57%	0	2004
	7.873374	10.321614	31.10%	0	2003
	10.000000	7.873374	-21.27%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	9.929187	10.645578	7.22%	14,769	2010
	7.317648	9.929187	35.69%	14,588	2009
	12.413074	7.317648	-41.05%	51,945	2008
	10.872497	12.413074	14.17%	27,782	2007
	10.000000	10.872497	8.72%	4,913	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	14.166385	16.025238	13.12%	80,698	2010
	12.068737	14.166385	17.38%	51,221	2009
	11.489837	12.068737	5.04%	51,390	2008
	10.463874	11.489837	9.80%	11,449	2007
	10.000000	10.463874	4.64%	2,705	2006*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	7.405096	8.437292	13.94%	4,235	2010
	6.202428	7.405096	19.39%	4,087	2009
	10.930971	6.202428	-43.26%	3,050	2008
	9.892531	10.930971	10.50%	352	2007
	10.000000	9.892531	-1.07%	83	2006*

59

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco - Invesco V.I. Capital Development Fund: Series II Shares - Q/NQ	8.103801	9.495201	17.17%	2,689	2010
	5.770779	8.103801	40.43%	2,123	2009
	11.036313	5.770779	-47.71%	1,931	2008
	10.094887	11.036313	9.33%	4,444	2007
	10.000000	10.094887	0.95%	632	2006*

Invesco - Invesco V.I. Global Health Care Fund: Series I Shares - Q/NQ	10.539915	10.975776	4.14%	0	2010
	8.347111	10.539915	26.27%	0	2009
	11.824034	8.347111	-29.41%	0	2008
	10.689063	11.824034	10.62%	0	2007
	10.000000	10.689063	6.89%	0	2006*

Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares - Q/NQ	8.492310	9.869890	16.22%	0	2010
	6.528516	8.492310	30.08%	0	2009
	11.925753	6.528516	-45.26%	0	2008
	12.766269	11.925753	-6.58%	0	2007
	10.000000	12.766269	27.66%	0	2006*

Invesco - Invesco V.I. International Growth Fund: Series I Shares - Q/NQ	16.989575	18.964195	11.62%	0	2010
	12.702013	16.989575	33.75%	0	2009
	21.542349	12.702013	-41.04%	0	2008
	18.988211	21.542349	13.45%	0	2007
	14.971718	18.988211	26.83%	0	2006
	12.836417	14.971718	16.63%	0	2005
	10.466614	12.836417	22.64%	0	2004
	8.199880	10.466614	27.64%	0	2003
	10.000000	8.199880	-18.00%	0	2002*

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	22.037235	23.685706	7.48%	37,451	2010
	17.819252	22.037235	23.67%	25,112	2009*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	9.386671	9.884966	5.31%	283,944	2010
	6.500045	9.386671	44.41%	280,785	2009
	11.801837	6.500045	-44.92%	304,628	2008
	8.734063	11.801837	35.12%	274,073	2007
	8.093142	8.734063	7.92%	281,262	2006
	7.270035	8.093142	11.32%	288,742	2005
	6.231243	7.270035	16.67%	276,525	2004
	5.240220	6.231243	18.91%	263,995	2003
	6.302423	5.240220	-16.85%	238,234	2002
	8.152720	6.302423	-22.70%	196,861	2001

60

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	12.575766	15.486858	23.15%	32,989	2010
	8.094243	12.575766	55.37%	29,496	2009
	14.587904	8.094243	-44.51%	29,970	2008
	12.115386	14.587904	20.41%	29,580	2007
	11.348676	12.115386	6.76%	35,445	2006
	10.307067	11.348676	10.11%	35,789	2005
	10.335357	10.307067	-0.27%	32,243	2004
	7.102551	10.335357	45.52%	25,715	2003
	10.000000	7.102551	-28.97%	12,974	2002*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	4.138988	5.092165	23.03%	36,686	2010
	2.667374	4.138988	55.17%	39,029	2009
	4.813811	2.667374	-44.59%	41,561	2008
	3.999765	4.813811	20.35%	50,760	2007
	3.750538	3.999765	6.65%	64,235	2006
	3.399492	3.750538	10.33%	71,246	2005
	3.417949	3.399492	-0.54%	78,038	2004
	2.359397	3.417949	44.87%	91,114	2003
	4.038883	2.359397	-41.58%	107,416	2002
	6.515527	4.038883	-38.01%	112,873	2001

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	24.319760	30.072820	23.66%	141,481	2010
	13.731980	24.319760	77.10%	149,724	2009
	29.054225	13.731980	-52.74%	138,406	2008
	22.939247	29.054225	26.66%	132,427	2007
	15.810633	22.939247	45.09%	112,227	2006
	12.108943	15.810633	30.57%	85,069	2005
	10.313811	12.108943	17.41%	71,014	2004
	7.750784	10.313811	33.07%	50,982	2003
	10.000000	7.750784	-22.49%	28,534	2002*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	14.255855	17.626398	23.64%	45,719	2010
	8.049491	14.255855	77.10%	49,599	2009
	17.037948	8.049491	-52.76%	55,633	2008
	13.457741	17.037948	26.60%	61,145	2007
	9.279830	13.457741	45.02%	72,247	2006
	7.111343	9.279830	30.49%	98,166	2005
	6.058322	7.111343	17.38%	105,419	2004
	4.553254	6.058322	33.05%	122,199	2003
	6.201296	4.553254	-26.58%	146,242	2002
	8.189524	6.201296	-24.28%	156,320	2001

61

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

JP Morgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ	11.934062	14.571140	22.10%	20,729	2010
	9.524129	11.934062	25.30%	20,268	2009
	14.418129	9.524129	-33.94%	26,798	2008
	14.230228	14.418129	1.32%	31,723	2007
	12.314314	14.230228	15.56%	42,734	2006
	11.400631	12.314314	8.01%	51,553	2005
	10.000000	11.400631	14.01%	7,519	2004*

MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class - Q/NQ	10.000000	10.764126	7.64%	3,959	2010*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	9.496562	10.445607	9.99%	102,377	2010
	7.841640	9.496562	21.10%	99,302	2009
	11.788968	7.841640	-33.48%	61,124	2008
	11.079463	11.788968	6.40%	39,941	2007
	10.000000	11.079463	10.79%	13,904	2006*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.273491	10.697467	4.13%	63,992	2010
	9.166189	10.273491	12.08%	58,554	2009
	10.705809	9.166189	-14.38%	69,420	2008
	10.332505	10.705809	3.61%	66,164	2007
	10.025843	10.332505	3.06%	31,626	2006
	9.992825	10.025843	0.33%	19,964	2005
	10.025854	9.992825	-0.33%	14,180	2004
	10.000000	10.025854	0.26%	62,192	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	7.040521	8.328667	18.30%	3,777	2010
	5.799261	7.040521	21.40%	3,994	2009
	9.688085	5.799261	-40.14%	1,913	2008
	9.746244	9.688085	-0.60%	284	2007
	10.000000	9.746244	-2.54%	25	2006*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	11.126395	13.519055	21.50%	25,370	2010
	8.560035	11.126395	29.98%	25,227	2009
	14.292911	8.560035	-40.11%	27,251	2008
	13.430250	14.292911	6.42%	63,945	2007
	11.942734	13.430250	12.46%	25,003	2006
	11.300308	11.942734	5.69%	7,907	2005
	10.000000	11.300308	13.00%	1,025	2004*

62

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Century NVIT Growth Fund: Class I - Q/NQ	6.861832	8.092604	17.94%	182,170	2010
	5.198214	6.861832	32.00%	191,100	2009
	8.575303	5.198214	-39.38%	209,367	2008
	7.253528	8.575303	18.22%	236,366	2007
	6.907911	7.253528	5.00%	262,470	2006
	6.558208	6.907911	5.33%	298,779	2005
	6.131042	6.558208	6.97%	327,315	2004
	4.670172	6.131042	31.28%	331,473	2003
	6.624951	4.670172	-29.51%	323,027	2002
	9.321861	6.624951	-28.93%	318,353	2001

NVIT American Century NVIT Multi Cap Value Fund: Class I - Q/NQ	12.472097	13.995773	12.22%	313,394	2010
	10.000000	12.472097	24.72%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	9.325078	10.330858	10.79%	54,399	2010
	7.639940	9.325078	22.06%	43,606	2009
	11.000442	7.639940	-30.55%	35,029	2008
	10.479861	11.000442	4.97%	22,431	2007
	10.000000	10.479861	4.80%	7,280	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.533955	11.042165	4.82%	40,578	2010
	9.497230	10.533955	10.92%	59,431	2009
	10.654712	9.497230	-10.86%	58,722	2008
	10.461879	10.654712	1.84%	32,184	2007
	10.000000	10.461879	4.62%	5,251	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.345640	11.388162	10.08%	62,025	2010
	7.387323	10.345640	40.05%	66,085	2009
	12.172813	7.387323	-39.31%	55,028	2008
	10.762882	12.172813	13.10%	37,081	2007
	10.000000	10.762882	7.63%	17,663	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	8.621883	10.078460	16.89%	103,304	2010
	6.281631	8.621883	37.26%	107,997	2009
	11.385541	6.281631	-44.83%	89,248	2008
	10.288678	11.385541	10.66%	84,595	2007
	10.000000	10.288678	2.89%	30,892	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	7.774220	8.532609	9.76%	31,501	2010
	6.014749	7.774220	29.25%	33,737	2009
	9.819431	6.014749	-38.75%	13,568	2008
	10.000000	9.819431	-1.81%	4,834	2007*

63

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	15.408067	17.243189	11.91%	11,766	2010
	10.670909	15.408067	44.39%	13,879	2009
	14.983441	10.670909	-28.78%	16,851	2008
	14.690513	14.983441	1.99%	18,780	2007
	13.429490	14.690513	9.39%	24,185	2006
	13.262747	13.429490	1.26%	33,528	2005
	12.180431	13.262747	8.89%	35,668	2004
	10.072515	12.180431	20.93%	33,755	2003
	9.866328	10.072515	2.09%	16,927	2002
	9.573036	9.866328	3.06%	11,912	2001

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.997439	13.427049	11.92%	42,194	2010
	8.304238	11.997439	44.47%	43,734	2009
	11.677897	8.304238	-28.89%	40,147	2008
	11.445881	11.677897	2.03%	43,275	2007
	10.463797	11.445881	9.39%	31,149	2006
	10.000000	10.463797	4.64%	14,860	2005*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ	7.781931	8.897568	14.34%	193,255	2010
	5.144130	7.781931	51.28%	221,386	2009
	10.000000	5.144130	-48.56%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	7.978095	9.751002	22.22%	39,618	2010
	6.132866	7.978095	30.09%	59,837	2009
	10.000000	6.132866	-38.67%	62,587	2008*

NVIT NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ	8.133865	9.247549	13.69%	24,508	2010
	6.365782	8.133865	27.77%	6,119	2009
	10.000000	6.365782	-36.34%	1,000	2008*

NVIT NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ	9.397542	10.261354	9.19%	24,022	2010
	7.930212	9.397542	18.50%	3,900	2009
	10.000000	7.930212	-20.70%	363	2008*

NVIT NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ	8.850147	9.837220	11.15%	29,326	2010
	7.207070	8.850147	22.80%	2,291	2009
	10.000000	7.207070	-27.93%	411	2008*

NVIT NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ	10.151663	10.722785	5.63%	3,296	2010
	9.082054	10.151663	11.78%	2,437	2009
	10.000000	9.082054	-9.18%	1,026	2008*

64

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ	9.124286	10.050033	10.15%	62,078	2010
	7.565372	9.124286	20.61%	25,388	2009
	10.000000	7.565372	-24.35%	2,103	2008*

NVIT NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ	8.567131	9.600776	12.07%	62,401	2010
	6.843520	8.567131	25.19%	26,785	2009
	10.000000	6.843520	-31.56%	4,390	2008*

NVIT NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ	9.672495	10.430294	7.83%	44,723	2010
	8.310716	9.672495	16.39%	6,375	2009
	10.000000	8.310716	-16.89%	1,439	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	10.621184	11.245593	5.88%	16,810	2010
	9.872127	10.621184	7.59%	22,521	2009
	10.000000	9.872127	-1.28%	1,632	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	11.349822	12.135789	6.92%	17,246	2010
	9.856077	11.349822	15.16%	17,149	2009
	10.000000	9.856077	-1.44%	1,653	2008*

NVIT NVIT Emerging Markets Fund: Class I - Q/NQ	22.972236	26.394743	14.90%	1,295	2010
	14.222724	22.972236	61.52%	1,399	2009
	34.048272	14.222724	-58.23%	1,661	2008
	23.649505	34.048272	43.97%	1,961	2007
	17.489766	23.649505	35.22%	5,433	2006
	13.332348	17.489766	31.18%	9,544	2005
	11.164642	13.332348	19.42%	9,909	2004
	6.830658	11.164642	63.45%	10,080	2003
	8.147532	6.830658	-16.16%	10,603	2002
	8.689073	8.147532	-6.23%	5,018	2001

NVIT NVIT Emerging Markets Fund: Class III - Q/NQ	25.243732	29.014365	14.94%	67,256	2010
	15.612753	25.243732	61.69%	74,987	2009
	37.435968	15.612753	-58.29%	75,493	2008
	26.008051	37.435968	43.94%	85,396	2007
	19.244358	26.008051	35.15%	71,072	2006
	14.667907	19.244358	31.20%	47,794	2005
	12.281718	14.667907	19.43%	28,196	2004
	7.516119	12.281718	63.41%	9,012	2003
	10.000000	7.516119	-24.84%	3,491	2002*

65

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Government Bond Fund: Class I - Q/NQ	15.205460	15.757301	3.63%	340,232	2010
	14.972061	15.205460	1.56%	364,931	2009
	14.053697	14.972061	6.53%	412,379	2008
	13.261543	14.053697	5.97%	381,759	2007
	12.975103	13.261543	2.21%	366,444	2006
	12.704400	12.975103	2.13%	342,702	2005
	12.439896	12.704400	2.13%	323,645	2004
	12.331593	12.439896	0.88%	286,878	2003
	11.234737	12.331593	9.76%	229,253	2002
	10.591943	11.234737	6.07%	133,587	2001

NVIT NVIT International Equity Fund: Class I - Q/NQ	10.787539	12.086948	12.05%	1,094	2010
	8.408349	10.787539	28.30%	1,121	2009
	15.760938	8.408349	-46.65%	1,125	2008
	12.534539	15.760938	25.74%	1,161	2007
	9.531459	12.534539	31.51%	1,163	2006
	7.401248	9.531459	28.78%	1,179	2005
	6.553362	7.401248	12.94%	1,222	2004
	4.885747	6.553362	34.13%	1,636	2003
	6.509205	4.885747	-24.94%	1,720	2002
	9.225133	6.509205	-29.44%	1,969	2001

NVIT NVIT International Equity Fund: Class III - Q/NQ	17.152513	19.215057	12.02%	36,408	2010
	13.374780	17.152513	28.25%	35,947	2009
	25.062342	13.374780	-46.63%	34,326	2008
	19.931416	25.062342	25.74%	34,286	2007
	15.157788	19.931416	31.49%	26,164	2006
	11.773306	15.157788	28.75%	9,680	2005
	10.410101	11.773306	13.10%	3,488	2004
	7.777707	10.410101	33.85%	2,413	2003
	10.000000	7.777707	-22.22%	1,750	2002*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	8.427987	8.952007	6.22%	8,884	2010
	6.626051	8.427987	27.19%	8,709	2009
	11.772823	6.626051	-43.72%	7,951	2008
	10.882719	11.772823	8.18%	5,592	2007
	10.000000	10.882719	8.83%	1,798	2006*

66

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	12.321793	13.969022	13.37%	250,097	2010
	9.794239	12.321793	25.81%	257,744	2009
	15.680560	9.794239	-37.54%	246,692	2008
	14.964301	15.680560	4.79%	238,974	2007
	12.946440	14.964301	15.59%	191,382	2006
	12.128091	12.946440	6.75%	117,995	2005
	10.754510	12.128091	12.77%	71,804	2004
	8.246178	10.754510	30.42%	30,962	2003
	10.000000	8.246178	-17.54%	9,874	2002*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	11.554648	12.549129	8.61%	124	2010
	10.000000	11.554648	15.55%	7	2009

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	12.114759	13.422987	10.80%	1,118	2010
	10.000000	12.114759	21.15%	7	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	12.317877	12.900263	4.73%	59,496	2010
	11.417641	12.317877	7.88%	59,936	2009
	12.284510	11.417641	-7.06%	76,194	2008
	11.787573	12.284510	4.22%	67,170	2007
	11.226330	11.787573	5.00%	62,834	2006
	10.987504	11.226330	2.17%	49,608	2005
	10.615823	10.987504	3.50%	40,828	2004
	9.947392	10.615823	6.72%	27,812	2003
	10.000000	9.947392	-0.53%	7,321	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	12.486034	13.696434	9.69%	763,336	2010
	10.597109	12.486034	17.82%	767,114	2009
	13.951104	10.597109	-24.04%	699,671	2008
	13.351492	13.951104	4.49%	713,673	2007
	12.123233	13.351492	10.13%	600,992	2006
	11.635859	12.123233	4.19%	448,804	2005
	10.741012	11.635859	8.33%	268,840	2004
	9.046478	10.741012	18.73%	115,913	2003
	10.000000	9.046478	-9.54%	35,394	2002*

67

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	12.551362	14.006517	11.59%	721,894	2010
	10.202365	12.551362	23.02%	768,785	2009
	15.035889	10.202365	-32.15%	799,166	2008
	14.323110	15.035889	4.98%	747,557	2007
	12.643526	14.323110	13.28%	658,392	2006
	11.939394	12.643526	5.90%	522,811	2005
	10.769790	11.939394	10.86%	311,805	2004
	8.598521	10.769790	25.25%	112,515	2003
	10.000000	8.598521	-14.01%	35,229	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.560527	13.480344	7.32%	240,147	2010
	11.085962	12.560527	13.30%	248,372	2009
	13.194253	11.085962	-15.98%	287,454	2008
	12.603326	13.194253	4.69%	224,139	2007
	11.753180	12.603326	7.23%	201,821	2006
	11.373337	11.753180	3.34%	168,836	2005
	10.731567	11.373337	5.98%	123,405	2004
	9.543547	10.731567	12.45%	54,919	2003
	10.000000	9.543547	-4.56%	10,774	2002*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	22.667783	28.292664	24.81%	113,326	2010
	16.759745	22.667783	35.25%	125,574	2009
	26.671830	16.759745	-37.16%	131,171	2008
	25.074563	26.671830	6.37%	139,022	2007
	23.071107	25.074563	8.68%	140,632	2006
	20.809277	23.071107	10.87%	124,821	2005
	18.180524	20.809277	14.46%	103,324	2004
	13.651955	18.180524	33.17%	72,343	2003
	16.298133	13.651955	-16.24%	57,912	2002
	16.698444	16.298133	-2.40%	37,050	2001

NVIT NVIT Money Market Fund: Class I - Q/NQ	12.137097	12.003612	-1.10%	359,787	2010
	12.266942	12.137097	-1.06%	402,865	2009
	12.153777	12.266942	0.93%	556,280	2008
	11.727628	12.153777	3.63%	491,969	2007
	11.343801	11.727628	3.38%	384,519	2006
	11.171561	11.343801	1.54%	361,622	2005
	11.204900	11.171561	-0.30%	309,500	2004
	11.259085	11.204900	-0.48%	303,968	2003
	11.248046	11.259085	0.10%	286,394	2002
	10.978256	11.248046	2.46%	242,535	2001

68

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	14.973439	16.376646	9.37%	62,959	2010
	12.172363	14.973439	23.01%	70,672	2009
	14.880871	12.172363	-18.20%	72,659	2008
	14.382121	14.880871	3.47%	74,780	2007
	13.870570	14.382121	3.69%	75,687	2006
	13.725193	13.870570	1.06%	68,269	2005
	13.026690	13.725193	5.36%	61,062	2004
	11.748112	13.026690	10.88%	45,465	2003
	11.080176	11.748112	6.03%	20,677	2002
	10.753649	11.080176	3.04%	9,639	2001

NVIT NVIT Multi-Manager International Growth Fund: Class I - Q/NQ	13.478709	15.215094	12.88%	0	2010
	10.000000	13.478709	34.79%	0	2009*

NVIT NVIT Multi-Manager International Growth Fund: Class III - Q/NQ	8.225872	9.277378	12.78%	174,827	2010
	6.095120	8.225872	34.96%	200,289	2009
	10.000000	6.095120	-39.05%	57,044	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	15.330724	16.088959	4.95%	37,520	2010
	11.938879	15.330724	28.41%	38,702	2009
	22.494186	11.938879	-46.92%	51,110	2008
	22.097949	22.494186	1.79%	55,411	2007
	18.202596	22.097949	21.40%	48,103	2006
	16.424694	18.202596	10.82%	33,765	2005
	13.809398	16.424694	18.94%	11,051	2004
	10.000000	13.809398	38.09%	1,740	2003*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	8.108655	9.263348	14.24%	141,890	2010
	6.317627	8.108655	28.35%	77,410	2009
	10.000000	6.317627	-36.82%	230	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ	10.000000	10.438125	4.38%	12,023	2010*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.940970	8.854670	11.51%	4,343	2010
	6.301835	7.940970	26.01%	4,661	2009
	10.000000	6.301835	-36.98%	255	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ	7.836832	9.829324	25.42%	319,885	2010
	6.233404	7.836832	25.72%	353,412	2009
	10.000000	6.233404	-37.67%	19,829	2008*

69

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	8.655721	10.241195	18.32%	149,893	2010
	6.708071	8.655721	29.03%	177,256	2009
	10.000000	6.708071	-32.92%	40,088	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	11.567848	14.352125	24.07%	64,892	2010
	9.176532	11.567848	26.06%	67,341	2009
	17.317497	9.176532	-47.01%	72,671	2008
	15.955463	17.317497	8.54%	71,877	2007
	15.631166	15.955463	2.07%	69,372	2006
	14.621540	15.631166	6.91%	69,628	2005
	13.035349	14.621540	12.17%	61,240	2004
	9.816488	13.035349	32.79%	53,028	2003
	14.878675	9.816488	-34.02%	42,972	2002
	16.874259	14.878675	-11.83%	30,753	2001

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	27.039543	33.857021	25.21%	82,291	2010
	21.661647	27.039543	24.83%	91,325	2009
	32.282450	21.661647	-32.90%	99,310	2008
	35.060668	32.282450	-7.92%	112,412	2007
	30.222899	35.060668	16.01%	116,911	2006
	29.647062	30.222899	1.94%	123,062	2005
	25.555935	29.647062	16.01%	114,126	2004
	16.473727	25.555935	55.13%	96,893	2003
	22.869189	16.473727	-27.97%	85,792	2002
	18.027390	22.869189	26.86%	63,374	2001

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	23.319904	28.903160	23.94%	110,567	2010
	17.504764	23.319904	33.22%	117,471	2009
	28.635274	17.504764	-38.87%	124,594	2008
	28.351029	28.635274	1.00%	127,233	2007
	25.585419	28.351029	10.81%	130,664	2006
	23.032234	25.585419	11.09%	113,087	2005
	19.566351	23.032234	17.71%	91,053	2004
	14.029693	19.566351	39.46%	75,625	2003
	17.159419	14.029693	-18.24%	66,213	2002
	18.598401	17.159419	-7.74%	48,167	2001

70

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Nationwide Fund: Class I - Q/NQ	11.034479	12.380966	12.20%	351,240	2010
	8.848135	11.034479	24.71%	395,628	2009
	15.307951	8.848135	-42.20%	437,933	2008
	14.308509	15.307951	6.98%	470,614	2007
	12.732098	14.308509	12.38%	508,287	2006
	11.981674	12.732098	6.26%	530,423	2005
	11.038527	11.981674	8.54%	554,018	2004
	8.752996	11.038527	26.11%	545,809	2003
	10.708803	8.752996	-18.26%	538,915	2002
	12.280107	10.708803	-12.80%	505,938	2001

NVIT NVIT Real Estate Fund: Class I - Q/NQ	7.252567	9.337754	28.75%	316,308	2010
	5.604966	7.252567	29.40%	338,603	2009
	10.000000	5.604966	-43.95%	3,280	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.455700	10.590916	1.29%	22,321	2010
	9.870265	10.455700	5.93%	19,992	2009
	10.000000	9.870265	-1.30%	1,205	2008*

NVIT NVIT Worldwide Leaders Fund: Class I - Q/NQ	13.922676	15.347552	10.23%	4,689	2010
	11.261650	13.922676	23.63%	5,442	2009
	20.458951	11.261650	-44.95%	6,501	2008
	17.254227	20.458951	18.57%	8,474	2007
	13.858748	17.254227	24.50%	9,519	2006
	11.741802	13.858748	18.03%	11,075	2005
	10.264387	11.741802	14.39%	12,310	2004
	7.627885	10.264387	34.56%	16,301	2003
	10.337468	7.627885	-26.21%	15,807	2002
	12.874957	10.337468	-19.71%	11,282	2001

NVIT NVIT Worldwide Leaders Fund: Class III - Q/NQ	18.427344	20.295512	10.14%	11,082	2010
	14.906024	18.427344	23.62%	12,767	2009
	27.072479	14.906024	-44.94%	12,840	2008
	22.823774	27.072479	18.62%	13,107	2007
	18.342427	22.823774	24.43%	11,352	2006
	15.540553	18.342427	18.03%	5,022	2005
	13.585158	15.540553	14.39%	2,960	2004
	10.000000	13.585158	35.85%	1,530	2003*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class I - Q/NQ	12.963939	13.949671	7.60%	982,814	2010
	10.000000	12.963939	29.64%	146	2009*

71

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	12.938556	13.608361	5.18%	34,988	2010
	10.000000	12.938556	29.39%	49,967	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	10.795566	12.360869	14.50%	111,618	2010
	8.491429	10.795566	27.13%	124,093	2009
	13.626680	8.491429	-37.69%	135,457	2008
	14.091448	13.626680	-3.30%	145,629	2007
	12.292541	14.091448	14.63%	114,694	2006
	11.922530	12.292541	3.10%	83,840	2005
	10.259752	11.922530	16.21%	59,406	2004
	7.892787	10.259752	29.99%	28,094	2003
	10.661295	7.892787	-25.97%	14,363	2002
	12.271980	10.661295	-13.12%	10,810	2001

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	15.131684	16.374618	8.21%	0	2010
	10.586883	15.131684	42.93%	235,841	2009
	19.648575	10.586883	-46.12%	255,623	2008
	17.405548	19.648575	12.89%	267,642	2007
	16.302811	17.405548	6.76%	291,452	2006
	15.683951	16.302811	3.95%	288,328	2005
	14.829748	15.683951	5.76%	276,491	2004
	11.451136	14.829748	29.50%	232,020	2003
	15.830623	11.451136	-27.66%	202,448	2002
	18.310774	15.830623	-13.54%	164,875	2001

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	18.998591	21.791310	14.70%	182,943	2010
	13.751120	18.998591	38.16%	198,674	2009
	23.249077	13.751120	-40.85%	216,697	2008
	22.107952	23.249077	5.16%	222,177	2007
	18.993498	22.107952	16.40%	196,348	2006
	16.795982	18.993498	13.08%	136,878	2005
	14.247804	16.795982	17.88%	79,720	2004
	10.000000	14.247804	42.48%	28,481	2003*

72

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	12.038250	13.806701	14.69%	47,914	2010
	8.708572	12.038250	38.23%	53,121	2009
	14.722203	8.708572	-40.85%	63,226	2008
	14.002027	14.722203	5.14%	73,651	2007
	12.029135	14.002027	16.40%	80,485	2006
	10.640161	12.029135	13.05%	85,023	2005
	9.028338	10.640161	17.85%	98,233	2004
	6.382747	9.028338	41.45%	108,721	2003
	8.288465	6.382747	-22.99%	115,532	2002
	9.528196	8.288465	-13.01%	56,276	2001

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	2.509638	2.846538	13.42%	6,160	2010
	2.001972	2.509638	25.36%	4,081	2009
	9.589836	2.001972	-79.12%	3,384	2008
	10.000000	9.589836	-4.10%	1,333	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	2.719670	3.088204	13.55%	1,928	2010
	2.194362	2.719670	23.94%	1,959	2009
	10.403406	2.194362	-78.91%	2,996	2008
	10.530449	10.403406	-1.21%	4,121	2007
	10.000000	10.530449	5.30%	3,388	2006*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	12.334467	14.163832	14.83%	158,263	2010
	9.721788	12.334467	26.87%	188,121	2009
	15.976084	9.721788	-39.15%	196,840	2008
	15.470351	15.976084	3.27%	194,220	2007
	13.598711	15.470351	13.76%	171,963	2006
	12.974169	13.598711	4.81%	149,481	2005
	11.984770	12.974169	8.26%	139,089	2004
	9.562870	11.984770	25.33%	113,232	2003
	11.907673	9.562870	-19.69%	95,631	2002
	13.402637	11.907673	-11.15%	66,562	2001

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares - Q/NQ	8.167896	9.968885	22.05%	32,383	2010
	6.019679	8.167896	35.69%	32,015	2009
	9.790374	6.019679	-38.51%	47,011	2008
	10.021096	9.790374	-2.30%	37,701	2007
	10.000000	10.021096	0.21%	10,834	2006*

73

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ	11.803424	14.879893	26.06%	167,696	2010
	9.000027	11.803424	31.15%	179,461	2009
	17.867256	9.000027	-49.63%	191,202	2008
	16.991136	17.867256	5.16%	201,850	2007
	16.686412	16.991136	1.83%	224,057	2006
	15.019928	16.686412	11.10%	232,368	2005
	12.679364	15.019928	18.46%	220,457	2004
	10.207958	12.679364	24.21%	206,142	2003
	14.294141	10.207958	-28.59%	180,525	2002
	21.029849	14.294141	-32.03%	154,870	2001

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.885591	11.774859	8.17%	4,060	2010
	10.000000	10.885591	8.86%	1,415	2009

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.965168	11.406927	4.03%	45,473	2010
	10.000000	10.965168	9.65%	30,617	2009*

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ	11.946595	12.773571	6.92%	0	2010
	10.206869	11.946595	17.04%	0	2009
	11.100121	10.206869	-8.05%	0	2008
	10.144307	11.100121	9.42%	0	2007
	10.000000	10.144307	1.44%	0	2006*

PIMCO Variable Insurance Trust -Total Return Portfolio: Administrative Class - Q/NQ	13.055716	13.959709	6.92%	0	2010
	11.576877	13.055716	12.77%	0	2009
	11.174964	11.576877	3.60%	0	2008
	10.391416	11.174964	7.54%	0	2007
	10.000000	10.391416	3.91%	0	2006*

Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ	9.933727	12.768075	28.53%	0	2010
	6.355345	9.933727	56.31%	0	2009
	11.327700	6.355345	-43.90%	0	2008
	11.016187	11.327700	2.83%	0	2007
	10.000000	11.016187	10.16%	0	2006*

SBL Fund - Series D (Global Series) - Q/NQ	9.032382	10.334618	14.42%	0	2010
	7.627888	9.032382	18.41%	0	2009
	12.517934	7.627888	-39.06%	0	2008
	11.625035	12.517934	7.68%	0	2007
	10.000000	11.625035	16.25%	0	2006*

74

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

SBL Fund - Series J (Mid Cap Growth Series) - Q/NQ	7.739240	9.504511	22.81%	0	2010
	5.435681	7.739240	42.38%	0	2009
	9.155089	5.435681	-40.63%	0	2008
	10.335417	9.155089	-11.42%	0	2007
	10.000000	10.335417	3.35%	0	2006*

SBL Fund - Series N (Managed Asset Allocation Series) - Q/NQ	10.343834	11.310594	9.35%	0	2010
	8.325215	10.343834	24.25%	0	2009
	11.562960	8.325215	-28.00%	0	2008
	11.026505	11.562960	4.87%	0	2007
	10.000000	11.026505	10.27%	0	2006*

SBL Fund - Series O (All Cap Value Series) - Q/NQ	9.293030	10.717928	15.33%	0	2010
	7.064464	9.293030	31.55%	0	2009
	11.600977	7.064464	-39.10%	0	2008
	11.409461	11.600977	1.68%	0	2007
	10.000000	11.409461	14.09%	0	2006*

SBL Fund - Series P (High Yield Series) - Q/NQ	12.651218	14.442906	14.16%	0	2010
	7.404825	12.651218	70.85%	0	2009
	10.692932	7.404825	-30.75%	0	2008
	10.592642	10.692932	0.95%	0	2007
	10.000000	10.592642	5.93%	0	2006*

SBL Fund - Series Q (Small Cap Value Series) - Q/NQ	11.050788	13.321148	20.54%	0	2010
	7.165724	11.050788	54.22%	0	2009
	11.797726	7.165724	-39.26%	0	2008
	10.820360	11.797726	9.03%	0	2007
	10.000000	10.820360	8.20%	0	2006*

SBL Fund - Series V (Mid Cap Value Series) - Q/NQ	10.922922	12.725604	16.50%	0	2010
	7.673631	10.922922	42.34%	0	2009
	10.846442	7.673631	-29.25%	0	2008
	10.767486	10.846442	0.73%	0	2007
	10.000000	10.767486	7.67%	0	2006*

SBL Fund - Series X (Small Cap Growth Series) - Q/NQ	7.553321	9.718655	28.67%	0	2010
	5.649111	7.553321	33.71%	0	2009
	10.823315	5.649111	-47.81%	0	2008
	10.363546	10.823315	4.44%	0	2007
	10.000000	10.363546	3.64%	0	2006*

75

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

SBL Fund - Series Y (Large Cap Concentrated Growth Series) - Q/NQ	8.249778	9.517393	15.37%	0	2010
	6.258576	8.249778	31.82%	0	2009
	10.056156	6.258576	-37.76%	0	2008
	10.838566	10.056156	-7.22%	0	2007
	10.000000	10.838566	8.39%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ	10.000000	10.558722	5.59%	221	2010*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	10.468731	11.093339	5.97%	11,739	2010
	9.654044	10.468731	8.44%	11,744	2009
	10.870771	9.654044	-11.19%	37,432	2008
	10.423896	10.870771	4.29%	34,719	2007
	10.000000	10.423896	4.24%	6,789	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	36.098833	39.180972	8.54%	3,790	2010
	28.031944	36.098833	28.78%	4,091	2009
	33.336470	28.031944	-15.91%	4,903	2008
	31.642335	33.336470	5.35%	5,604	2007
	28.872927	31.642335	9.59%	6,482	2006
	26.007067	28.872927	11.02%	8,406	2005
	23.892237	26.007067	8.85%	9,433	2004
	18.893275	23.892237	26.46%	12,499	2003
	17.490433	18.893275	8.02%	7,810	2002
	16.063592	17.490433	8.88%	4,166	2001

The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class I - Q/NQ	13.165013	13.760263	4.52%	0	2010
	10.044100	13.165013	31.07%	0	2009
	18.340560	10.044100	-45.24%	0	2008
	16.184326	18.340560	13.32%	0	2007
	13.077056	16.184326	23.76%	0	2006
	11.904429	13.077056	9.85%	0	2005
	10.253849	11.904429	16.10%	0	2004
	8.136858	10.253849	26.02%	0	2003
	10.000000	8.136858	-18.63%	0	2002*

76

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Class R1 - Q/NQ	22.762483	28.560065	25.47%	22,371	2010
	10.785353	22.762483	111.05%	21,344	2009
	30.938576	10.785353	-65.14%	20,960	2008
	22.741347	30.938576	36.05%	21,305	2007
	16.478735	22.741347	38.00%	19,494	2006
	12.635307	16.478735	30.42%	13,857	2005
	10.000000	12.635307	26.35%	3,764	2004*

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ	45.857764	57.526748	25.45%	7,256	2010
	21.750628	45.857764	110.83%	8,837	2009
	62.444926	21.750628	-65.17%	9,883	2008
	45.883718	62.444926	36.09%	10,360	2007
	33.258208	45.883718	37.96%	12,335	2006
	25.475580	33.258208	30.55%	17,473	2005
	20.461231	25.475580	24.51%	18,450	2004
	13.417673	20.461231	52.49%	18,845	2003
	13.972459	13.417673	-3.97%	16,780	2002
	14.389442	13.972459	-2.90%	13,598	2001

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Class R1 - Q/NQ	27.557270	35.227807	27.83%	19,754	2010
	17.677839	27.557270	55.89%	15,995	2009
	33.161291	17.677839	-46.69%	15,674	2008
	23.073317	33.161291	43.72%	18,396	2007
	18.732746	23.073317	23.17%	18,257	2006
	12.492289	18.732746	49.95%	15,177	2005
	10.000000	12.492289	24.92%	3,647	2004*

Van Eck VIP Trust - Van Eck Global Hard Assets Fund: Initial Class - Q/NQ	43.160801	55.165970	27.81%	1,330	2010
	27.702334	43.160801	55.80%	1,597	2009
	51.992806	27.702334	-46.72%	1,804	2008
	36.168999	51.992806	43.75%	1,821	2007
	29.375443	36.168999	23.13%	1,936	2006
	19.582479	29.375443	50.01%	2,238	2005
	15.938475	19.582479	22.86%	2,769	2004
	11.130644	15.938475	43.19%	3,394	2003
	11.582739	11.130644	-3.90%	3,275	2002
	13.078363	11.582739	-11.44%	1,387	2001

Wells Fargo Variable Trust - VT Small Cap Growth Fund - Q/NQ	13.104632	16.430457	25.38%	5,497	2010
	10.000000	13.104632	31.05%	2,006	2009*

77

Maximum Contract Options Elected (Total 1.65%)
(Variable account charges of 1.65% of the daily net assets of the variable account)

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	13.960490	17.381158	24.50%	0	2010

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.979304	12.384804	3.39%	0	2010

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	11.214752	12.590202	12.26%	0	2010

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	13.626560	15.183451	11.43%	0	2010

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	10.077340	11.819444	17.29%	0	2010

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	16.572080	18.486618	11.55%	0	2010

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	12.043434	13.000998	7.95%	0	2010

Credit Suisse Trust - International Equity Flex III Portfolio - Q/NQ	10.099666	11.148128	10.38%	0	2010

78

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Credit Suisse Trust - U.S. Equity Flex I Portfolio - Q/NQ	10.831700	12.193451	12.57%	0	2010

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	11.943809	14.780793	23.75%	0	2010

Dreyfus Socially Responsible Growth Fund, Inc. (The) - Initial Shares - Q/NQ	9.689745	10.941923	12.92%	0	2010

Dreyfus Stock Index Fund, Inc. - Initial Shares - Q/NQ	11.098333	12.534993	12.94%	0	2010

Dreyfus Variable Investment Fund -Appreciation Portfolio: Initial Shares - Q/NQ	12.335042	13.989924	13.42%	0	2010

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	14.508802	15.482982	6.71%	0	2010

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ	10.082086	11.178791	10.88%	0	2010

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ	9.541377	10.746652	12.63%	0	2010

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ	9.061840	10.338382	14.09%	0	2010

79

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ	17.275891	19.897979	15.18%	0	2010

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	8.719783	10.218924	17.19%	0	2010

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	12.390959	14.025386	13.19%	0	2010

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	7.565769	9.201156	21.62%	0	2010

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	9.989586	12.188437	22.01%	0	2010

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	11.716151	13.111684	11.91%	0	2010

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ	10.210790	11.414402	11.79%	0	2010

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	11.834084	12.532648	5.90%	0	2010

80

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	9.149056	11.581012	26.58%	0	2010

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	13.887863	15.433555	11.13%	0	2010

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	13.025736	14.477677	11.15%	0	2010

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	11.496555	14.298263	24.37%	0	2010

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.443102	11.572490	10.81%	0	2010

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	8.140276	10.265572	26.11%	0	2010

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	8.432430	9.143771	8.44%	0	2010

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	10.646862	12.305253	15.58%	0	2010

81

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ	14.057145	15.024748	6.88%	0	2010

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	9.728036	10.371969	6.62%	0	2010

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	13.879587	15.613571	12.49%	0	2010

Invesco - Invesco V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	8.630216	9.778555	13.31%	0	2010

Invesco - Invesco V.I. Capital Development Fund: Series II Shares - Q/NQ	10.695424	12.462184	16.52%	0	2010

Invesco - Invesco V.I. Global Health Care Fund: Series I Shares - Q/NQ	10.332565	10.700035	3.56%	0	2010

Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares - Q/NQ	8.325135	9.621867	15.58%	0	2010

Invesco - Invesco V.I. International Growth Fund: Series I Shares - Q/NQ	16.278322	18.069341	11.00%	0	2010

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	20.949286	22.391287	6.88%	0	2010

82

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	8.880893	9.300365	4.72%	0	2010

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	12.049103	14.755881	22.46%	0	2010

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	3.915887	4.790931	22.35%	0	2010

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	23.301506	28.653714	22.97%	0	2010

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	13.487751	16.584115	22.96%	0	2010

JP Morgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ	11.563093	14.039775	21.42%	0	2010

MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class - Q/NQ	10.000000	10.724430	7.24%	0	2010*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	12.038713	13.168233	9.38%	0	2010

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.898494	10.249691	3.55%	0	2010

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	9.881167	11.624127	17.64%	0	2010

83

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	10.780466	13.025977	20.83%	0	2010

NVIT American Century NVIT Growth Fund: Class I - Q/NQ	6.444333	7.558008	17.28%	0	2010

NVIT American Century NVIT Multi Cap Value Fund: Class I - Q/NQ	12.425797	13.866343	11.59%	0	2010

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	9.136156	10.065308	10.17%	0	2010

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.320671	10.758440	4.24%	0	2010

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.136054	11.095465	9.47%	0	2010

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	8.447133	9.819331	16.24%	0	2010

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	7.659289	8.359747	9.15%	0	2010

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	14.471327	16.104864	11.29%	0	2010

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.689363	13.009539	11.29%	0	2010

84

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ	7.709797	8.766116	13.70%	0	2010

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	7.904167	9.606980	21.54%	0	2010

NVIT NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ	8.058507	9.110982	13.06%	0	2010

NVIT NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ	9.310557	10.109875	8.59%	0	2010

NVIT NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ	8.768188	9.691973	10.54%	0	2010

NVIT NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ	10.057746	10.564529	5.04%	0	2010

NVIT NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ	9.039810	9.901666	9.53%	0	2010

NVIT NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ	8.487804	9.459031	11.44%	0	2010

NVIT NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ	9.582985	10.276328	7.24%	0	2010

NVIT NVIT Core Bond Fund: Class I - Q/NQ	10.522958	11.079660	5.29%	0	2010

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	11.244874	11.956729	6.33%	0	2010

85

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Emerging Markets Fund: Class I - Q/NQ	21.817344	24.928611	14.26%	0	2010

NVIT NVIT Emerging Markets Fund: Class III - Q/NQ	24.186925	27.645366	14.30%	0	2010

NVIT NVIT Government Bond Fund: Class I - Q/NQ	14.281051	14.717057	3.05%	0	2010

NVIT NVIT International Equity Fund: Class I - Q/NQ	10.245196	11.415524	11.42%	0	2010

NVIT NVIT International Equity Fund: Class III - Q/NQ	16.434372	18.308307	11.40%	0	2010

NVIT NVIT International Index Fund: Class VIII - Q/NQ	8.257188	8.721870	5.63%	0	2010

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	11.788571	13.290291	12.74%	0	2010

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	11.511714	12.433015	8.00%	0	2010

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	12.069770	13.298836	10.18%	0	2010

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.784925	12.273494	4.15%	0	2010

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	11.945785	13.030994	9.08%	0	2010

86

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	12.008250	13.325997	10.97%	0	2010

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.017093	12.825438	6.73%	0	2010

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	21.289110	26.424307	24.12%	0	2010

NVIT NVIT Money Market Fund: Class I - Q/NQ	11.398912	11.210847	-1.65%	0	2010

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	14.063112	15.295503	8.76%	0	2010

NVIT NVIT Multi-Manager International Growth Fund: Class I - Q/NQ	13.428683	15.074438	12.26%	0	2010

NVIT NVIT Multi-Manager International Growth Fund: Class III - Q/NQ	8.149676	9.140387	12.16%	0	2010

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	14.770986	15.415417	4.36%	0	2010

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	8.033533	9.126546	13.61%	0	2010

NVIT NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ	10.000000	10.399117	3.99%	0	2010*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.867363	8.723860	10.89%	0	2010

87

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ	7.764221	9.684178	24.73%	0	2010

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	8.575528	10.089948	17.66%	0	2010

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	10.899692	13.448046	23.38%	0	2010

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	25.395119	31.621378	24.52%	0	2010

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	21.901665	26.994603	23.25%	0	2010

NVIT NVIT Nationwide Fund: Class I - Q/NQ	10.363320	11.563297	11.58%	0	2010

NVIT NVIT Real Estate Fund: Class I - Q/NQ	7.185158	9.199628	28.04%	0	2010

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.358995	10.434627	0.73%	0	2010

NVIT NVIT Worldwide Leaders Fund: Class I - Q/NQ	13.075896	14.334019	9.62%	0	2010

NVIT NVIT Worldwide Leaders Fund: Class III - Q/NQ	17.754680	19.446007	9.53%	0	2010

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class I - Q/NQ	12.915827	13.820663	7.01%	0	2010

88

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	12.890526	13.482517	4.59%	0	2010

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	10.138888	11.544495	13.86%	0	2010

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	14.211338	15.293218	7.61%	0	2010

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	18.305112	20.879264	14.06%	0	2010

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	11.406210	13.009145	14.05%	0	2010

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	2.472500	2.788812	12.79%	0	2010

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	2.664526	3.008767	12.92%	0	2010

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	11.584325	13.228552	14.19%	0	2010

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Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares - Q/NQ	8.002283	9.712507	21.37%	0	2010

Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ	11.085415	13.897125	25.36%	0	2010

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.845085	11.665801	7.57%	0	2010

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.924366	11.301282	3.45%	0	2010

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ	11.710042	12.451008	6.33%	0	2010

PIMCO Variable Insurance Trust -Total Return Portfolio: Administrative Class - Q/NQ	12.797194	13.607196	6.33%	0	2010

Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ	9.738231	12.447291	27.82%	0	2010

SBL Fund - Series D (Global Series) - Q/NQ	8.854663	10.075009	13.78%	0	2010

SBL Fund - Series J (Mid Cap Growth Series) - Q/NQ	7.586876	9.265645	22.13%	0	2010

90

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

SBL Fund - Series N (Managed Asset Allocation Series) - Q/NQ	10.140371	11.026495	8.74%	0	2010

SBL Fund - Series O (All Cap Value Series) - Q/NQ	9.110161	10.448646	14.69%	0	2010

SBL Fund - Series P (High Yield Series) - Q/NQ	12.402468	14.080244	13.53%	0	2010

SBL Fund - Series Q (Small Cap Value Series) - Q/NQ	10.833277	12.986415	19.88%	0	2010

SBL Fund - Series V (Mid Cap Value Series) - Q/NQ	10.707980	12.405887	15.86%	0	2010

SBL Fund - Series X (Small Cap Growth Series) - Q/NQ	7.404625	9.474425	27.95%	0	2010

SBL Fund - Series Y (Large Cap Concentrated Growth Series) - Q/NQ	8.087402	9.278238	14.72%	0	2010

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ	10.000000	10.519755	5.20%	0	2010*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	10.256771	10.808313	5.38%	0	2010

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	33.904538	36.594804	7.93%	0	2010

The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class I - Q/NQ	12.613792	13.110918	3.94%	0	2010

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Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Class R1 - Q/NQ	22.055080	27.518864	24.77%	0	2010

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ	43.069151	53.728614	24.75%	0	2010

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Class R1 - Q/NQ	26.700686	33.943206	27.12%	0	2010

Van Eck VIP Trust - Van Eck Global Hard Assets Fund: Initial Class - Q/NQ	40.536170	51.523505	27.11%	0	2010

Wells Fargo Variable Trust - VT Small Cap Growth Fund - Q/NQ	13.055981	16.278538	24.68%	0	2010

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Appendix C: Contract Types and Tax Information

Types of Contracts

The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code (the "Code") .  Following is a general description of the various contract types.  Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.

Charitable Remainder Trusts

Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Code.  Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:

(1)	Waiver of sales charge . In addition to any sales load waivers included in the contract , Charitable Remainder Trusts may also withdraw the difference between:

a)	the contract value on the day before the withdrawal; and

b)	the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).

(2)
Contract Ownership at annuitization.  On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.

(3)
Recipient of death benefit proceeds.  With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust.  Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.

While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex.  A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial advisor prior to purchasing the contract.  An annuity that has a Charitable Remainder Trust endorsement is not a charitable remainder trust; the endorsement is merely to facilitate ownership of the contract by a Charitable Remainder Trust.

Investment Only (Qualified Plans)

Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan.  The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.

Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.

Individual Retirement Annuities (IRAs)

IRAs are contracts that satisfy the provisions of Section 408(b) of the Code, including the following requirements:

•	the contract is not transferable by the owner;

•	the premiums are not fixed;

•
if the contract owner is younger than age 50, the annual premium cannot exceed $5,000; if the contract owner is age 50 or older, the annual premium cannot exceed $6,000 (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities and other IRAs can be received);

•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½;

•	the entire interest of the owner in the contract is nonforfeitable; and

•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.

IRAs may receive rollover contributions from other Individual Retirement Accounts, other Individual Retirement Annuities, Tax Sheltered Annuities, certain 457 governmental plans and qualified retirement plans (including 401(k) plans).

When the owner of an IRA attains the age of 70½, the Code requires that certain minimum distributions be made.  In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.  Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value.

Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.

For further details regarding IRAs, please refer to the disclosure statement provided when the IRA was established and the annuity contract's IRA endorsement.

As used herein, the term "individual retirement plans" shall refer to both individual retirement annuities and individual retirement accounts that are described in Section 408 of the Code.

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Non-Qualified Contracts

A Non-Qualified Contract is a contract that does not qualify for certain tax benefits under the Code, and which is not an IRA, a Roth IRA, a SEP IRA, a Simple IRA, or a Tax Sheltered Annuity.

Upon the death of the owner of a Non-Qualified Contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.

Non-Qualified Contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed.  Non-Qualified Contracts that are owned by non-natural persons, such as trusts, corporations and partnerships are generally subject to current income tax on the income earned inside the contract, unless the non-natural person owns the contract as an "agent" of a natural person.

Roth IRAs

Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Code, including the following requirements:

•	the contract is not transferable by the owner;

•	the premiums are not fixed;

•
if the contract owner is younger than age 50, the annual premium cannot exceed $5,000; if the contract owner is age 50 or older, the annual premium cannot exceed $6,000 (although rollovers of greater amounts from other Roth IRAs and individual retirement plans can be received);

•	the entire interest of the owner in the contract is nonforfeitable; and

•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

A Roth IRA can receive a rollover from an individual retirement plan or another eligible retirement plan; however, the amount rolled over from the individual retirement plan or another eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.

There are income limitations on eligibility to participate in a Roth IRA and additional income limitations for eligibility to rollover amounts from an individual retirement plan or other eligible retirement plan to a Roth IRA.

For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract's IRA endorsement.

Simplified Employee Pension IRAs (SEP IRA)

A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.

An employee may make deductible contributions to a SEP IRA subject to the same restrictions and limitations as an IRA.  In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Code and the written plan.

A SEP IRA plan must satisfy:

•	minimum participation rules;

•	top-heavy contribution rules;

•	nondiscriminatory allocation rules; and

•	requirements regarding a written allocation formula.

In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.

When the owner of a SEP IRA attains the age of 70½, the Code requires that certain minimum distributions be made.  Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.

Simple IRAs

A Simple IRA is an Individual Retirement Annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:

•	vesting requirements;

•	participation requirements; and

•	administrative requirements.

The funds contributed to a Simple IRA cannot be commingled with funds in other individual retirement plans or SEP IRAs.

A Simple IRA cannot receive rollover distributions except from another Simple IRA.

When the owner of Simple IRA attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value.

In addition, upon the death of the owner of a Simple IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.

Tax Sheltered Annuities

Certain tax-exempt organizations (described in section 501(c)(3) of the Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees.  These annuity contracts are often referred to as Tax Sheltered Annuities.

Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts.  These amounts should be set forth in the plan adopted by the employer.

94

Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).

The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred.

When the owner of a Tax Sheltered Annuity attains the age of 70½, the Code requires that certain minimum distributions be made.  Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value.  In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.

Final 403(b) Regulations issued by the Internal Revenue Service impose certain restrictions on non-taxable transfers or exchanges of one 403(b) Tax Sheltered Annuity contract for another. Nationwide will no longer issue or accept applications for new and/or in-service transfers to new or existing Nationwide individual 403(b) Tax Sheltered Annuity contracts used for salary reduction plans not subject to ERISA.  Nationwide will continue to accept applications and in-service transfers for individual 403(b) Tax Sheltered Annuity contracts used for 403(b) plans that are subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.

Commencing in 2009, Tax Sheltered Annuities must be issued pursuant to a written plan, and the plan must satisfy various administrative requirements.  You should check with your employer to ensure that these requirements will be satisfied in a timely manner.

Federal Tax Considerations

Federal Income Taxes

The tax consequences of purchasing a contract described in this prospectus will depend on:

•	the type of contract purchased;

•	the purposes for which the contract is purchased; and

•	the personal circumstances of individual investors having interests in the contracts.

Existing tax rules are subject to change, and may affect individuals differently depending on their situation.  Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.

Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment.  In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment.  The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment.  The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment.  Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Code, Nationwide will take whatever steps are available to remain in compliance.

If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401 and 408(a), of the Code), tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract.  Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.

The following is a brief summary of some of the federal income tax considerations related to the types of contracts sold in connection with this prospectus .  In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes.  The tax rules across all states and localities are not uniform and therefore will not be discussed in this prospectus.  Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed.  Nothing in this prospectus should be considered to be tax advice.   Purchasers and prospective purchasers of the contract should consult a financial consultant, tax advisor , or legal counsel to discuss the taxation and use of the contracts.

IRAs, SEP IRAs and Simple IRAs

Distributions from IRAs, SEP IRAs and Simple IRAs are generally taxed as ordinary income when received.  If any of the amounts contributed to the Individual Retirement Annuity was nondeductible for federal income tax purposes, then a portion of each distribution is excludable from income.

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If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to the regular income tax, and an additional penalty tax of 10% is generally applicable.  (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2-year period beginning on the date that the individual first participated in the Simple IRA.)  The 10% penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

•	used for qualified higher education expenses; or

•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.

Roth IRAs

Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions."  A "qualified distribution" is one that satisfies the 5 -year rule and meets 1 of the following requirements:

•	it is made on or after the date on which the contract owner attains age 59½;

•	it is made to a beneficiary (or the contract owner's estate) on or after the death of the contract owner;

•	it is attributable to the contract owner's disability; or

•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.

The 5 -year rule generally is satisfied if the distribution is not made within the 5 year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner.

A qualified distribution is not included in gross income for federal income tax purposes.

A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA.  Any non-qualified distribution in excess of total contributions is includable in the contract owner's gross income as ordinary income in the year that it is distributed to the contract owner.

Special rules apply for Roth IRAs that have proceeds received from an individual retirement plan prior to January 1, 1999 if the owner elected the special 4-year income averaging provisions that were in effect for 1998.

If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%.  The penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

•	for qualified higher education expenses; or

•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.

Tax Sheltered Annuities

Distributions from Tax Sheltered Annuities are generally taxed when received.  A portion of each distribution after the annuitization date is excludable from income based on a formula established pursuant to the Code.  The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered.  Thereafter all distributions are fully taxable.

If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%.  The penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or

•	made to the owner after separation from service with his or her employer after age 55.

A loan from a Tax Sheltered Annuity generally is not considered to be a distribution, and is therefore generally not taxable.  However, if the loan is not repaid in accordance with the repayment schedule, the entire balance of the loan would be treated as being in default, and the defaulted amount would be treated as being distributed to the participant as a taxable distribution.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.

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Non-Qualified Contracts - Natural Persons as Contract Owners

Generally, the income earned inside a non-qualified annuity contract that is owned by a natural person is not taxable until it is distributed from the contract.

Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner's investment in the contract at the time of the distribution.  In general, the investment in the contract is equal to the purchase payments made with after-tax dollars.  Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged, amounts borrowed from the contract, or any portion of the contract that is transferred by gift.  For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.

With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income.  The amount excludable from each annuity payment is determined by multiplying the annuity payment by a fraction which is equal to the contract owner's investment in the contract, divided by the expected return on the contract.  Once the entire investment in the contract is recovered, all distributions are fully includable in income.  The maximum amount excludable from income is the investment in the contract.  If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.

In determining the taxable amount of a distribution, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.

A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982.  For those contracts, distributions that are made prior to the annuitization date are treated first as a recovery of the investment in the contract as of that date.  A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.

The Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½.  The amount of the penalty is 10% of the portion of any distribution that is includable in gross income.  The penalty tax does not apply if the distribution is:

•	the result of a contract owner's death;

•	the result of a contract owner's disability (as defined in the Code);

•
one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or

•	is allocable to an investment in the contract before August 14, 1982.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.

Non-Qualified Contracts - Non-Natural Persons as Contract Owners

The previous discussion related to the taxation of non-qualified contracts owned by individuals.  Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.

Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts under the Code.  Therefore, income earned under a non-qualified contract that is owned by a non-natural person is taxed as ordinary income during the taxable year that it is earned.  Taxation is not deferred, even if the income is not distributed out of the contract.  The income is taxable as ordinary income, not capital gain.

The non-natural persons rules do not apply to all entity-owned contracts.  For purposes of the non-natural persons rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual.  This would cause the contract to be treated as an annuity under the Code, allowing tax deferral.  However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.

The non-natural persons rules also do not apply to contracts that are:

•	acquired by the estate of a decedent by reason of the death of the decedent;

•	issued in connection with certain qualified retirement plans and individual retirement plans;

•	purchased by an employer upon the termination of certain qualified retirement plans; or

•	immediate annuities within the meaning of Section 72(u) of the Code.

If the annuitant dies before the contract is completely distributed, the balance may be included in the annuitant's gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.

Exchanges

As a general rule, federal income tax law treats exchanges of property in the same manner as a sale of the property.  However, pursuant to Section 1035 of the Code, an annuity contract may be exchanged tax-free for another annuity, provided that the obligee (the person to whom the annuity obligation is owed) is the same for both contracts.  If the exchange includes the receipt of property in addition to another annuity contract, such as cash, special rules may cause a portion of the transaction to be taxable.

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Tax Treatment of a Partial 1035 Exchange With Subsequent Withdrawal

In March 2008, the IRS issued Rev. Proc. 2008-24, which addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract.  A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under Section 1035 of the Code if, for a period of at least 12 months from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange.  In addition, the tax-free status of the exchange may still be preserved despite a distribution or surrender from either contract if the contract owner can show that between the date of the direct transfer and the distribution or surrender, one of the conditions described under Section 72(q)(2) of the Code that would exempt the distribution from the 10% early distribution penalty (such as turning age 59½, or becoming disabled; but not a series of substantially equal periodic payments or an immediate annuity) or "other similar life event" such as divorce or loss of employment occurred.  Absent a showing of such an occurrence, Rev. Proc. 2008-24 concludes that the direct transfer would fail to qualify as a tax-free 1035 exchange, and the full amount transferred from the original contract would be treated as a taxable distribution, followed by the purchase of a new annuity contract.  Rev. Proc. 2008-24 applies to direct transfers completed on or after June 30, 2008.  Please discuss any tax consequences concerning any contemplated or completed transactions with a professional tax advisor.

Same-Sex Marriages, Domestic Partnership and Other Similar Relationships

Pursuant to Section 3 of the federal Defense of Marriage Act ("DOMA"), same-sex marriages currently are not recognized for purposes of federal law. Therefore, the favorable income-deferral options afforded by federal tax law to an opposite-sex spouse under Internal Revenue Code Sections 72(s) and 401(a)(9) are currently NOT available to a same-sex spouse. Same-sex spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax advisor. To the extent that an annuity contract or certificate accords to spouses other rights or benefits that are not affected by DOMA, same-sex spouses remain entitled to such rights or benefits to the same extent as any annuity holder's spouse.

Withholding

Pre-death distributions from the contracts are subject to federal income tax.  Nationwide will withhold the tax from the distributions unless the contract owner requests otherwise.  If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:

•
the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in Section 401(a), an eligible deferred compensation plan described in Section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A) or individual retirement plans ; or

•	the distribution satisfies the minimum distribution requirements imposed by the Code.

In addition, under some circumstances, the Code will not permit contract owners to waive withholding.  Such circumstances include:

•	if the payee does not provide Nationwide with a taxpayer identification number; or

•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.

If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to mandatory back-up withholding.  The mandatory back-up withholding rate is established by Section 3406 of the Code and is applied against the amount of income that is distributed.

Non-Resident Aliens

Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.

Nationwide is required to withhold this amount and send it to the Internal Revenue Service.  Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies.  In order to obtain the benefits of such a treaty, the non-resident alien must:

(1)	provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and

(2)	provide Nationwide with an individual taxpayer identification number.

If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.

Another exemption from the 30% withholding rate is for the non-resident alien to provide Nationwide with sufficient evidence that:

(1)	the distribution is connected to the non-resident alien's conduct of business in the United States;

(2)	the distribution is includable in the non-resident alien's gross income for United States federal income tax purposes; and

(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.

Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons, including back-up withholding, which is currently at a rate of 28%, if a correct taxpayer identification number is not provided.

This prospectus does not address any tax matters that may arise by reason of application of the laws of a non-resident alien's country of citizenship and/or country of residence.  Purchasers and prospective purchasers should consult a financial consultant, tax advisor, or legal counsel to discuss the

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applicability of laws of those jurisdictions to the purchase or ownership of a contract.

Federal Estate, Gift and Generation Skipping Transfer Taxes

The following transfers may be considered a gift for federal gift tax purposes:

•	a transfer of the contract from one contract owner to another; or

•	a distribution to someone other than a contract owner.

Upon the contract owner's death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.

Section 2612 of the Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any.  A direct skip is when property is transferred to, or a death benefit or other distribution is made to:

a)	an individual who is two or more generations younger than the contract owner; or

b)	certain trusts, as described in Section 2613 of the Code (generally, trusts that have no beneficiaries who are not two or more generations younger than the contract owner).

If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:

•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or

•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

If a transfer is a direct skip, Nationwide may be required to deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.

Charge for Tax

Nationwide is not required to maintain a capital gain reserve liability on non-qualified contracts.  If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.

Diversification

Code Section 817(h) contains rules on diversification requirements for variable annuity contracts.  A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:

•	the failure to diversify was accidental;

•	the failure is corrected; and

•	a fine is paid to the Internal Revenue Service.

The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.

If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract.  Nationwide believes that the investments underlying this contract meet these diversification requirements.

Required Distributions

The Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus.  Following is an overview of the required distribution rules applicable to each type of contract.  Please consult a qualified tax or financial advisor for more specific required distribution information.

Required Distributions – General Information

In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner's death.  The distribution rules in the Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the Annuitant, or that are made from non-qualified contracts after the death of the contract owner.  A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract.  Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is 0 .

Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.

Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner.  How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries.  For non-qualified contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner's death.  For contracts other than non-qualified contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the contract owner's death.  If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period.  Any beneficiary that is not a designated beneficiary has a life expectancy of 0 .

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Required Distributions for Non-Qualified Contracts

Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies.  The following distributions will be made in accordance with the following requirements:

(1)
If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.

(2)
If any contract owner dies before the snnuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) will be distributed within 5 years of the contract owner's death, provided however:

(a)
any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary.  Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and

(b)
if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit.  Any distributions required under these distribution rules will be made upon that spouse's death.

In the event that the contract owner is not a natural person (e.g., a trust or corporation), for purposes of these distribution provisions:

(a)	the death of the annuitant will be treated as the death of a contract owner;

(b)	any change of annuitant will be treated as the death of a contract owner; and

(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.

These distribution provisions do not apply to any contract exempt from Section 72(s) of the Code by reason of Section 72(s)(5) or any other law or rule.

Required Distributions for Tax Sheltered Annuities, IRAs, SEP IRAs, Simple IRAs and Roth IRAs

Distributions from a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½.  Distributions may be paid in a lump sum or in substantially equal payments over:

(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner's designated beneficiary; or

(b)
a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner.  If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner's spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-9.

For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.

For IRAs, SEP IRAs and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA or Simple IRA of the contract owner.

If the contract owner's entire interest in a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date.  The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½.  The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.

Due to recent changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the contract value.

If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a)
if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death.  For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by 1 for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

(b)
if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by 1 for each calendar year that elapsed thereafter; and

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(c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the 5 th year following the contract owner's death.

If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a)
if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death.  For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the greater of (a) the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by 1 for each year thereafter; or (b) the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

(b)
if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the greater of (a) the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by 1 for each year thereafter; or (b) the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and

(c)
if there is no designated beneficiary, the applicable distribution period is the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by 1 for each year thereafter.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

For IRAs, SEP IRAs and Simple IRAs, all or a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates.  The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution.  The owner of an IRA, SEP IRA or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs, SEP IRAs or Simple IRAs.

Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."

Tax Changes

The foregoing tax information is based on Nationwide's understanding of federal tax laws.  It is NOT intended as tax advice.   All information is subject to change without notice.   You should consult with your personal tax and/or financial advisor for more information.

In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted.  EGTRRA made numerous changes to the Code, including the following:

•	generally lowering federal income tax rates;

•	increasing the amounts that may be contributed to various retirement plans, such as IRAs, Tax Sheltered Annuities and Qualified Plans;

•	increasing the portability of various retirement plans by permitting IRAs, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;

•	eliminating and/or reducing the highest federal estate tax rates;

•	increasing the estate tax credit; and

•	for persons dying after 2009, repealing the estate tax.

In 2006, the Pension Protection Act of 2006 made permanent the EGTRRA provisions noted above that increase the amounts that may be contributed to various retirement plans and that increase the portability of various retirement plans.  However, all of the other changes resulting from EGTRRA are scheduled to "sunset," or become ineffective, after December 31, 2010 unless they are extended by additional legislation.  The sunset date for many of these provisions was extended to December 31, 2012 by the Tax Relief, Unemployment Insurance Reauthorization, and Job Creation Act of 2010.  However, if these changes are not further extended (or modified) by new legislation, the Code will be restored to its pre-EGTRRA form after December 31, 2012.  This creates uncertainty as to future tax requirements and implications.  Please consult a qualified tax or financial advisor for further information relating to EGTRRA and other tax issues.

State Taxation

The tax rules across the various states and localities are not uniform and therefore are not discussed in this prospectus.  Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed.  Purchasers and prospective purchasers should consult a financial consultant, tax advisor, or legal counsel to discuss the taxation and use of the contracts.

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Appendix D: State Variations

Described below are the variations to certain prospectus disclosure resulting from state law or the instruction provided by state insurance authorities as of the date of this prospectus.  Information regarding a state's requirements does not mean that Nationwide currently offers contracts within that jurisdiction.  These variations are subject to change without notice and additional variations may be imposed as required by specific states.  Please contact Nationwide or your registered representative for the most up to date information regarding state variations.

California - For Contracts issued in the State of California, Nationwide will allocate initial purchase payments allocated to Sub-Accounts to the Fixed Account during the free look period (see "Right to Examine and Cancel").

Joint owners are not limited to spouses (see "Contract Ownership").

Connecticut - Joint owners are not limited to spouses (see "Contract Ownership").

Hawaii - Joint owners are not limited to spouses (see "Contract Ownership").

Iowa - Joint owners are not limited to spouses (see "Contract Ownership").

Maryland - Guaranteed Term Options are not available (see "Investing in the Contract" subsection "Guaranteed Term Options").

Joint owners are not limited to spouses (see "Contract Ownership").

Massachusetts - The Long-Term Care Facility Provisions is not available (see "Optional Contract Benefits, Charges and Deductions" subsection "Optional Death Benefits").

Purchase payments, if any, after the initial purchase payment must be at least $25 and made within three years of the initial Purchase payment (see "Synopsis of the Contracts" subsection "Minimum Initial and Subsequent Purchase Payment").

The waiver of CDSC attributable to disability under the "Additional Withdrawal Without Charge and Disability Waiver" is not available (see "Optional Contract Benefits, Charges and Deductions" subsection "CDSC Options and Charges").

The 10 Year and Disability Waiver of CDSC under the "Additional CDSC Waiver Options for Tax Sheltered Annuities" is not available (see "Optional Contract Benefits, Charges and Deductions" subsection "CDSC Options and Charges").

The Hardship Waiver under the "Additional CDSC Waiver Options for Tax Sheltered Annuities" is not available (see "Optional Contract Benefits, Charges and Deductions" subsection "CDSC Options and Charges").

Joint owners are not limited to spouses (see "Contract Ownership").

Minnesota - Joint owners are not limited to spouses (see "Contract Ownership").

Nevada - Joint owners are not limited to spouses (see "Contract Ownership").

New Hampshire - Joint owners are not limited to spouses (see "Contract Ownership").

New Jersey - Charitable Remainder Trust contract type is not available (see "Synopsis of the Contracts").

Guaranteed Term Options are not available (see "Investing in the Contract" subsection "Guaranteed Term Options").

The Long-Term Care Facility Provisions is not available (see "Optional Contract Benefits, Charges and Deductions" subsection "Optional Death Benefits").

A percentage of the Contract Value based on the Contract Owner's age is not included in the calculation to determine the withdrawal amount that may be surrendered without CDSC under the Systematic Withdrawals program. (see "Contract Owner Services" subsection "Systematic Withdrawals").

Joint owners are not limited to spouses (see "Contract Ownership").

Contract loans are not available (see "Loan Privilege").

New York - Joint owners are not limited to spouses (see "Contract Ownership").

Oregon - Joint owners are not limited to spouses (see "Contract Ownership").

Pennsylvania - Guaranteed Term Options are not available (see "Investing in the Contract" subsection "Guaranteed Term Options").

Joint owners are not limited to spouses (see "Contract Ownership").

The Long-Term Care Facility Provisions is not available (see "Optional Contract Benefits, Charges and Deductions" subsection "Optional Death Benefits").

102

Puerto Rico - Nationwide will not charge premium taxes against the Contract.

Rhode Island - Joint owners are not limited to spouses (see "Contract Ownership").

Texas - The $25 loan processing fee is not applicable (see "Loan Privilege" subsection "Maximum Loan Processing Fee").

The dollar limitation on the net amount to be annuitized is $2,000 and the payment limit is $20 (see "Annuitizing the Contract" subsection "Frequency and Amount of Annuity Payments").

Vermont - Joint owners are not limited to spouses (see "Contract Ownership").

Washington - Guaranteed Term Options are not available (see "Investing in the Contract" subsection "Guaranteed Term Options").

The Fixed Account is not available (see "Investing in the Contract" subsection "The Fixed Account").

The Optional 5% Enhanced Death Benefit is not available (see "Optional Contract Benefits, Charges and Deductions" subsection "Optional Death Benefits").

Washington D.C . - Joint owners are not limited to spouses (see "Contract Ownership").

Wisconsin - Contract loans are not available (see "Loan Privilege").

Joint owners are not limited to spouses (see "Contract Ownership").

103

Unassociated Document

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2011

Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company
through its Nationwide Variable Account-9

This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2011 .  The prospectus may be obtained from Nationwide Life Insurance Company by writing 5100 Rings Road, RR1-04-F4, Dublin, Ohio 43017-1522, or calling 1-800-848-6331, TDD 1-800-238-3035.

General Information and History

The Nationwide Variable Account-9 is a separate investment account of Nationwide Life Insurance Company ("Nationwide").  Nationwide is a stock life insurance company organized under the laws of the State of Ohio in March 1929 with our Home Office at One Nationwide Plaza, Columbus, Ohio 43215.  Nationwide provides life insurance, annuities and retirement products.  Nationwide is admitted to do business in all states, the District of Columbia and Puerto Rico.  Nationwide is a member of the Nationwide group of companies and all of our common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company.  Nationwide Corporation owns all of NFS's common stock and is a holding company, as well.  All of Nationwide Corporation's common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $ 148.7 billion as of December 31, 2010 .

Services

Nationwide and Security Benefit Life (SBL), have responsibility for administration of the contracts and the Variable Account.  Nationwide and SBL maintain records of the name, address, taxpayer identification number, and other pertinent information such as the number and type of contracts issued to each Contract Owner and records with respect to Contract Value.

The custodian of the assets of the Variable Account is Nationwide.  Nationwide relies on SBL as a third party administrator to maintain records of all purchases and redemptions of shares of the underlying mutual funds and to forward these to Nationwide.  Nationwide, or its affiliates may have entered into agreements with the underlying mutual funds and/or their affiliates.  The agreements are related to services furnished by Nationwide or an affiliate of Nationwide.  Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials and fund communications, as well as maintaining the websites and voice response systems necessary for contract owners to execute trades in the funds.  Nationwide also acts as a limited agent for the fund for purposes of accepting the trades.

See "Underlying Mutual Fund Payments" located in the prospectus.

Distribution, Promotional, and Sales Expenses

In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products.  How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities, such as training and education, that may contribute to the promotion and marketing of Nationwide's products.  Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the contracts.  For the contracts described in the prospectus, Nationwide assumed 0.75% (of the Daily Net Assets of the Variable Account) for marketing allowance when determining the charges for the contracts.  The actual amount of the marketing allowance may be higher or lower than this assumption.  If the actual amount of marketing allowance paid is more than what was assumed, Nationwide will fund the difference.  Nationwide generally does not profit from any excess marketing allowance if the amount assumed was higher than what is actually paid.  Any excess would be spent on additional marketing for the contracts.  For more information about marketing allowance or how a particular selling firm uses marketing allowances, please consult with your registered representative.

Independent Registered Public Accounting Firm

The financial statements of Nationwide Variable Account-9 and the consolidated financial statements and schedules of Nationwide Life Insurance Company and subsidiaries for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.  The audit report of KPMG LLP covering the consolidated financial statements and schedules of Nationwide Life Insurance Company and subsidiaries contains an explanatory paragraph that states that Nationwide Life Insurance Company and subsidiaries changed its method of evaluating other-than-temporary impairments of debt securities due to the adoption of new accounting requirements issued by the FASB, as of January 1, 2009.  KPMG LLP is located at 191 West Nationwide Blvd., Columbus, Ohio 43215.

Purchase of Securities Being Offered

The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold.  Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the Financial Industry Regulatory Authority ("FINRA").

Underwriters

The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide.  For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation.  During the fiscal years ended December 31, 2010 , 2009 and 2008 , no underwriting commissions were paid by Nationwide to NISC.

Effective November 10, 2000, the contracts, which are offered continuously, are distributed by Security Distributors, Inc. ("SDI"), One Security Benefit Place, Topeka, Kansas 66636 – 0001.  Prior to November 14, 2000, the contracts were distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide.  During the fiscal years ended December 31, 2010 , 2009 , and 2008 , no underwriting commissions were paid by Nationwide to SDI.

Advertising

Money Market Yields

Nationwide may advertise the "yield" and "effective yield" for the money market Sub-Account.  Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.

Yield is a measure of the net dividend and interest income earned over a specific 7-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund's units.  The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC.  Thus, effective yield will be slightly higher than yield, due to the compounding.

Historical Performance of the Sub-Accounts

Nationwide will advertise historical performance of the Sub-Accounts in accordance with SEC prescribed calculations.  Performance information is annualized.  However, if a Sub-Account has been available in the Variable Account for less than one year, the performance information for that Sub-Account is not annualized.

Performance information is based on historical earnings and is not intended to predict or project future results.

Standardized performance will reflect the maximum Variable Account charges possible under the contract, the Contract Maintenance Charge, and the standard CDSC schedule.  Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract.  The expense assumptions will be stated in the advertisement.

Additional Materials

Nationwide may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials.

Performance Comparisons

Each Sub-Account may, from time to time, include in advertisements the ranking of its performance figures compared with performance figures of other annuity contracts' Sub-Accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc., or other recognized ranking services.

Annuity Payments

See "Frequency and Amount of Annuity Payments" located in the prospectus.

Condensed Financial Information

The following charts represent the accumulation unit value for all classes of accumulation units for all asset fees for contracts issued as of December 31, 2010 .  The term "Period" is defined as a complete calendar year, unless otherwise noted.  Those Periods with an asterisk (*) reflect accumulation unit information for a partial year only.  The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and variable account charges which may vary from contract to contract (for more information on the calculation of accumulation unit values, see "Determining Variable Account Value – Valuing an Accumulation Unit" in the prospectus).

The following fund was added to the Variable Account effective May 1, 2011, therefore, no Condensed Financial Information is available:

PIMCO Variable Insurance Trust
•	Total Return Portfolio: Advisor Class

No Additional Contract Options Elected (Total 1.10%)
(Variable account charges of 1.10% of the daily net assets of the variable account)

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	8.759604	10.966845	25.20%	11,406	2010
	6.208582	8.759604	41.09%	6,263	2009
	10.000000	6.208582	-37.91%	129	2008*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	12.433365	12.926098	3.96%	84,035	2010
	11.406501	12.433365	9.00%	66,084	2009
	11.719554	11.406501	-2.67%	68,119	2008
	10.823057	11.719554	8.28%	31,167	2007
	10.772114	10.823057	0.47%	26,022	2006
	10.724012	10.772114	0.45%	28,923	2005
	10.247814	10.724012	4.65%	18,628	2004
	10.000000	10.247814	2.48%	2,209	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	11.940917	13.480316	12.89%	129,544	2010
	10.223592	11.940917	16.80%	150,261	2009
	15.803283	10.223592	-35.31%	158,715	2008
	15.990790	15.803283	-1.17%	172,953	2007
	13.808600	15.990790	15.80%	177,039	2006
	13.343804	13.808600	3.48%	176,379	2005
	11.940757	13.343804	11.75%	153,183	2004
	9.333731	11.940757	27.93%	131,778	2003
	11.705008	9.333731	-20.26%	114,316	2002
	12.914785	11.705008	-9.37%	100,002	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	14.508855	16.256819	12.05%	0	2010
	10.967180	14.508855	32.29%	0	2009
	20.097962	10.967180	-45.43%	27,731	2008
	17.214343	20.097962	16.75%	30,693	2007
	13.921341	17.214343	23.65%	36,130	2006
	12.428422	13.921341	12.01%	39,581	2005
	10.934729	12.428422	13.66%	42,920	2004
	8.879812	10.934729	23.14%	47,575	2003
	11.275782	8.879812	-21.25%	53,502	2002
	16.098754	11.275782	-29.96%	58,134	2001

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	10.285729	12.131262	17.94%	43,635	2010
	8.003497	10.285729	28.52%	36,037	2009
	10.697120	8.003497	-25.18%	30,383	2008
	11.071995	10.697120	-3.39%	32,499	2007
	10.000000	11.071995	10.72%	9,059	2006*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	17.645061	19.793514	12.18%	0	2010
	14.884699	17.645061	18.54%	212,461	2009
	20.554101	14.884699	-27.58%	227,614	2008
	21.909766	20.554101	-6.19%	243,150	2007
	18.670139	21.909766	17.35%	250,221	2006
	17.972501	18.670139	3.88%	230,750	2005
	15.894190	17.972501	13.08%	196,553	2004
	12.461991	15.894190	27.54%	152,124	2003
	14.420645	12.461991	-13.58%	117,173	2002
	12.924722	14.420645	11.57%	63,465	2001

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	12.088339	13.122397	8.55%	50,410	2010
	10.000000	12.088339	20.88%	4,149	2009*

Credit Suisse Trust - International Equity Flex III Portfolio - Q/NQ	10.102743	11.213802	11.00%	1,335	2010
	10.000000	10.102743	1.03%	1,335	2009*

Credit Suisse Trust - U.S. Equity Flex I Portfolio - Q/NQ	10.846559	12.278382	13.20%	1,902	2010

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	12.465786	15.512910	24.44%	76,791	2010
	10.081407	12.465786	23.65%	78,926	2009
	14.755033	10.081407	-31.67%	80,830	2008
	15.018400	14.755033	-1.75%	82,541	2007
	13.272308	15.018400	13.16%	79,520	2006
	12.514320	13.272308	6.06%	64,841	2005
	10.381496	12.514320	20.54%	41,457	2004
	7.618563	10.381496	36.27%	16,084	2003
	10.000000	7.618563	-23.81%	3,336	2002*

Dreyfus Socially Responsible Growth Fund, Inc. (The) - Initial Shares - Q/NQ	10.317348	11.715723	13.55%	152,707	2010
	7.799377	10.317348	32.28%	165,456	2009
	12.026253	7.799377	-35.15%	180,866	2008
	11.282351	12.026253	6.59%	198,342	2007
	10.446352	11.282351	8.00%	227,188	2006
	10.193646	10.446352	2.48%	244,194	2005
	9.704318	10.193646	5.04%	255,941	2004
	7.787219	9.704318	24.62%	256,172	2003
	11.081580	7.787219	-29.73%	251,247	2002
	14.472958	11.081580	-23.43%	242,514	2001

Dreyfus Stock Index Fund, Inc. - Initial Shares - Q/NQ	11.817023	13.421278	13.58%	500,450	2010
	9.457808	11.817023	24.94%	558,667	2009
	15.213830	9.457808	-37.83%	615,287	2008
	14.615858	15.213830	4.09%	645,804	2007
	12.795006	14.615858	14.23%	677,765	2006
	12.357170	12.795006	3.54%	687,042	2005
	11.292966	12.357170	9.42%	661,939	2004
	8.895399	11.292966	26.95%	596,698	2003
	11.585200	8.895399	-23.22%	546,163	2002
	13.339745	11.585200	-13.15%	478,009	2001

Dreyfus Variable Investment Fund -Appreciation Portfolio: Initial Shares - Q/NQ	13.133645	14.978871	14.05%	75,111	2010
	10.835374	13.133645	21.21%	70,774	2009
	15.551743	10.835374	-30.33%	75,249	2008
	14.678695	15.551743	5.95%	80,707	2007
	12.741982	14.678695	15.20%	89,987	2006
	12.342942	12.741982	3.23%	94,351	2005
	11.880707	12.342942	3.89%	92,257	2004
	9.914002	11.880707	19.84%	84,422	2003
	12.036131	9.914002	-17.63%	67,989	2002
	13.420126	12.036131	-10.31%	56,393	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	15.397564	16.523281	7.31%	127,214	2010
	12.927144	15.397564	19.11%	128,849	2009
	14.098393	12.927144	-8.31%	151,473	2008
	13.527760	14.098393	4.22%	155,070	2007
	13.132275	13.527760	3.01%	143,105	2006
	13.107871	13.132275	0.19%	133,341	2005
	12.790643	13.107871	2.48%	111,998	2004
	12.358755	12.790643	3.49%	104,713	2003
	11.432220	12.358755	8.10%	72,830	2002
	10.702323	11.432220	6.82%	24,774	2001

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ	10.290497	11.473634	11.50%	27,505	2010
	8.380770	10.290497	22.79%	44,331	2009
	11.310248	8.380770	-25.90%	45,269	2008
	10.526627	11.310248	7.44%	26,185	2007
	10.000000	10.526627	5.27%	6,955	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ	9.738655	11.030144	13.26%	102,509	2010
	7.646576	9.738655	27.36%	71,351	2009
	11.490429	7.646576	-33.45%	61,250	2008
	10.546649	11.490429	8.95%	19,743	2007
	10.000000	10.546649	5.47%	7,256	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ	9.249263	10.611150	14.72%	73,082	2010
	7.117041	9.249263	29.96%	60,662	2009
	11.621249	7.117041	-38.76%	49,687	2008
	10.566834	11.621249	9.98%	23,275	2007
	10.000000	10.566834	5.67%	5,794	2006*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ	18.394528	21.304743	15.82%	573	2010
	13.709604	18.394528	34.17%	505,956	2009
	24.156274	13.709604	-43.25%	564,916	2008
	20.786972	24.156274	16.21%	597,939	2007
	18.834678	20.786972	10.37%	579,650	2006
	16.297747	18.834678	15.57%	468,623	2005
	14.287374	16.297747	14.07%	382,283	2004
	11.255043	14.287374	26.94%	310,064	2003
	12.564462	11.255043	-10.42%	271,483	2002
	14.497111	12.564462	-13.33%	239,522	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	8.900303	10.488753	17.85%	92,977	2010
	6.098189	8.900303	45.95%	99,333	2009
	13.523666	6.098189	-54.91%	91,899	2008
	9.389333	13.523666	44.03%	54,808	2007
	10.000000	9.389333	-6.11%	19,196	2006*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	13.193376	15.017074	13.82%	288,996	2010
	10.259159	13.193376	28.60%	313,768	2009
	18.105249	10.259159	-43.34%	345,695	2008
	18.051815	18.105249	0.30%	350,643	2007
	15.199905	18.051815	18.76%	347,849	2006
	14.531777	15.199905	4.60%	310,576	2005
	13.191825	14.531777	10.16%	270,446	2004
	10.243000	13.191825	28.79%	210,298	2003
	12.478012	10.243000	-17.91%	162,033	2002
	13.294130	12.478012	-6.14%	119,839	2001

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	8.055873	9.851932	22.30%	0	2010
	5.589833	8.055873	44.12%	39,450	2009
	12.577225	5.589833	-55.56%	44,789	2008
	10.336124	12.577225	21.68%	43,897	2007
	9.924641	10.336124	4.15%	44,719	2006
	9.217840	9.924641	7.67%	54,170	2005
	8.705771	9.217840	5.88%	55,929	2004
	6.788835	8.705771	28.24%	51,124	2003
	8.791124	6.788835	-22.78%	46,281	2002
	10.389625	8.791124	-15.39%	41,449	2001

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	10.636620	13.050381	22.69%	419,460	2010
	8.392585	10.636620	26.74%	453,783	2009
	16.082526	8.392585	-47.82%	499,379	2008
	12.818073	16.082526	25.47%	519,696	2007
	12.142810	12.818073	5.56%	561,417	2006
	11.618360	12.142810	4.51%	568,293	2005
	11.376318	11.618360	2.13%	564,329	2004
	8.662889	11.376318	31.32%	530,150	2003
	12.549094	8.662889	-30.97%	491,100	2002
	15.423665	12.549094	-18.64%	446,621	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	12.474675	14.038580	12.54%	36,577	2010
	8.773015	12.474675	42.19%	43,824	2009
	11.837516	8.773015	-25.89%	51,482	2008
	11.660133	11.837516	1.52%	65,470	2007
	10.604160	11.660133	9.96%	94,601	2006
	10.457917	10.604160	1.40%	90,408	2005
	9.659661	10.457917	8.26%	81,544	2004
	7.692360	9.659661	25.57%	79,484	2003
	7.506322	7.692360	2.48%	54,260	2002
	8.615157	7.506322	-12.87%	44,056	2001

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ	10.363858	11.650255	12.41%	37,226	2010
	7.280603	10.363858	42.35%	35,636	2009
	9.812673	7.280603	-25.80%	22,354	2008
	10.000000	9.812673	-1.87%	18,755	2007*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	12.282400	13.080146	6.50%	152,016	2010
	10.736231	12.282400	14.40%	168,610	2009
	11.231360	10.736231	-4.41%	159,858	2008
	10.897994	11.231360	3.06%	146,654	2007
	10.564594	10.897994	3.16%	111,100	2006
	10.464104	10.564594	0.96%	79,371	2005
	10.142433	10.464104	3.17%	51,429	2004
	10.000000	10.142433	1.42%	2,792	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	9.338298	11.886570	27.29%	133,153	2010
	6.743663	9.338298	38.48%	116,135	2009
	11.272286	6.743663	-40.17%	104,133	2008
	9.869805	11.272286	14.21%	86,324	2007
	10.000000	9.869805	-1.30%	38,517	2006*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	14.787237	16.524786	11.75%	9,354	2010
	11.825312	14.787237	25.05%	10,485	2009
	21.300566	11.825312	-44.48%	12,763	2008
	18.376710	21.300566	15.91%	14,138	2007
	15.753299	18.376710	16.65%	18,870	2006
	13.388056	15.753299	17.67%	19,728	2005
	11.928089	13.388056	12.24%	20,329	2004
	8.421945	11.928089	41.63%	24,730	2003
	10.690513	8.421945	-21.22%	25,879	2002
	13.731142	10.690513	-22.14%	33,441	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	13.594998	15.194792	11.77%	75,654	2010
	10.867381	13.594998	25.10%	85,661	2009
	19.579612	10.867381	-44.50%	88,404	2008
	16.889323	19.579612	15.93%	95,985	2007
	14.477894	16.889323	16.66%	86,461	2006
	12.309005	14.477894	17.62%	64,107	2005
	10.965863	12.309005	12.25%	48,173	2004
	7.739985	10.965863	41.68%	21,291	2003
	10.000000	7.739985	-22.60%	10,606	2002*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	11.999041	15.006538	25.06%	45,151	2010
	7.708219	11.999041	55.67%	52,294	2009
	15.963627	7.708219	-51.71%	55,005	2008
	15.286166	15.963627	4.43%	56,555	2007
	13.301272	15.286166	14.92%	52,577	2006
	13.113789	13.301272	1.43%	42,573	2005
	11.632535	13.113789	12.73%	37,864	2004
	7.454046	11.632535	56.06%	16,739	2003
	10.000000	7.454046	-25.46%	658	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.658939	11.877684	11.43%	69,966	2010
	7.948254	10.658939	34.10%	57,226	2009
	11.424928	7.948254	-30.43%	77,331	2008
	11.134394	11.424928	2.61%	49,474	2007
	10.000000	11.134394	11.34%	19,040	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	8.308699	10.536498	26.81%	57,934	2010
	6.504602	8.308699	27.74%	67,719	2009
	9.818976	6.504602	-33.75%	38,341	2008
	10.170851	9.818976	-3.46%	25,813	2007
	10.000000	10.170851	1.71%	6,067	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	8.511220	9.280772	9.04%	2,830	2010
	6.607120	8.511220	28.82%	1,223	2009
	10.000000	6.607120	-33.93%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	10.867049	12.629855	16.22%	22,965	2010
	6.364846	10.867049	70.74%	22,834	2009
	13.598175	6.364846	-53.19%	15,608	2008
	10.684141	13.598175	27.27%	16,984	2007
	10.000000	10.684141	6.84%	7,166	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ	14.671362	15.768838	7.48%	0	2010
	10.801198	14.671362	35.83%	0	2009
	18.274046	10.801198	-40.89%	0	2008
	15.958716	18.274046	14.51%	0	2007
	13.258865	15.958716	20.36%	0	2006
	12.134664	13.258865	9.26%	0	2005
	10.321614	12.134664	17.57%	0	2004
	7.873374	10.321614	31.10%	0	2003
	10.000000	7.873374	-21.27%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	9.929187	10.645578	7.22%	14,769	2010
	7.317648	9.929187	35.69%	14,588	2009
	12.413074	7.317648	-41.05%	51,945	2008
	10.872497	12.413074	14.17%	27,782	2007
	10.000000	10.872497	8.72%	4,913	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	14.166385	16.025238	13.12%	80,698	2010
	12.068737	14.166385	17.38%	51,221	2009
	11.489837	12.068737	5.04%	51,390	2008
	10.463874	11.489837	9.80%	11,449	2007
	10.000000	10.463874	4.64%	2,705	2006*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	7.405096	8.437292	13.94%	4,235	2010
	6.202428	7.405096	19.39%	4,087	2009
	10.930971	6.202428	-43.26%	3,050	2008
	9.892531	10.930971	10.50%	352	2007
	10.000000	9.892531	-1.07%	83	2006*

Invesco - Invesco V.I. Capital Development Fund: Series II Shares - Q/NQ	8.103801	9.495201	17.17%	2,689	2010
	5.770779	8.103801	40.43%	2,123	2009
	11.036313	5.770779	-47.71%	1,931	2008
	10.094887	11.036313	9.33%	4,444	2007
	10.000000	10.094887	0.95%	632	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco - Invesco V.I. Global Health Care Fund: Series I Shares - Q/NQ	10.539915	10.975776	4.14%	0	2010
	8.347111	10.539915	26.27%	0	2009
	11.824034	8.347111	-29.41%	0	2008
	10.689063	11.824034	10.62%	0	2007
	10.000000	10.689063	6.89%	0	2006*

Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares - Q/NQ	8.492310	9.869890	16.22%	0	2010
	6.528516	8.492310	30.08%	0	2009
	11.925753	6.528516	-45.26%	0	2008
	12.766269	11.925753	-6.58%	0	2007
	10.000000	12.766269	27.66%	0	2006*

Invesco - Invesco V.I. International Growth Fund: Series I Shares - Q/NQ	16.989575	18.964195	11.62%	0	2010
	12.702013	16.989575	33.75%	0	2009
	21.542349	12.702013	-41.04%	0	2008
	18.988211	21.542349	13.45%	0	2007
	14.971718	18.988211	26.83%	0	2006
	12.836417	14.971718	16.63%	0	2005
	10.466614	12.836417	22.64%	0	2004
	8.199880	10.466614	27.64%	0	2003
	10.000000	8.199880	-18.00%	0	2002*

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	22.037235	23.685706	7.48%	37,451	2010
	17.819252	22.037235	23.67%	25,112	2009*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	9.386671	9.884966	5.31%	283,944	2010
	6.500045	9.386671	44.41%	280,785	2009
	11.801837	6.500045	-44.92%	304,628	2008
	8.734063	11.801837	35.12%	274,073	2007
	8.093142	8.734063	7.92%	281,262	2006
	7.270035	8.093142	11.32%	288,742	2005
	6.231243	7.270035	16.67%	276,525	2004
	5.240220	6.231243	18.91%	263,995	2003
	6.302423	5.240220	-16.85%	238,234	2002
	8.152720	6.302423	-22.70%	196,861	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	12.575766	15.486858	23.15%	32,989	2010
	8.094243	12.575766	55.37%	29,496	2009
	14.587904	8.094243	-44.51%	29,970	2008
	12.115386	14.587904	20.41%	29,580	2007
	11.348676	12.115386	6.76%	35,445	2006
	10.307067	11.348676	10.11%	35,789	2005
	10.335357	10.307067	-0.27%	32,243	2004
	7.102551	10.335357	45.52%	25,715	2003
	10.000000	7.102551	-28.97%	12,974	2002*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	4.138988	5.092165	23.03%	36,686	2010
	2.667374	4.138988	55.17%	39,029	2009
	4.813811	2.667374	-44.59%	41,561	2008
	3.999765	4.813811	20.35%	50,760	2007
	3.750538	3.999765	6.65%	64,235	2006
	3.399492	3.750538	10.33%	71,246	2005
	3.417949	3.399492	-0.54%	78,038	2004
	2.359397	3.417949	44.87%	91,114	2003
	4.038883	2.359397	-41.58%	107,416	2002
	6.515527	4.038883	-38.01%	112,873	2001

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	24.319760	30.072820	23.66%	141,481	2010
	13.731980	24.319760	77.10%	149,724	2009
	29.054225	13.731980	-52.74%	138,406	2008
	22.939247	29.054225	26.66%	132,427	2007
	15.810633	22.939247	45.09%	112,227	2006
	12.108943	15.810633	30.57%	85,069	2005
	10.313811	12.108943	17.41%	71,014	2004
	7.750784	10.313811	33.07%	50,982	2003
	10.000000	7.750784	-22.49%	28,534	2002*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	14.255855	17.626398	23.64%	45,719	2010
	8.049491	14.255855	77.10%	49,599	2009
	17.037948	8.049491	-52.76%	55,633	2008
	13.457741	17.037948	26.60%	61,145	2007
	9.279830	13.457741	45.02%	72,247	2006
	7.111343	9.279830	30.49%	98,166	2005
	6.058322	7.111343	17.38%	105,419	2004
	4.553254	6.058322	33.05%	122,199	2003
	6.201296	4.553254	-26.58%	146,242	2002
	8.189524	6.201296	-24.28%	156,320	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

JP Morgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ	11.934062	14.571140	22.10%	20,729	2010
	9.524129	11.934062	25.30%	20,268	2009
	14.418129	9.524129	-33.94%	26,798	2008
	14.230228	14.418129	1.32%	31,723	2007
	12.314314	14.230228	15.56%	42,734	2006
	11.400631	12.314314	8.01%	51,553	2005
	10.000000	11.400631	14.01%	7,519	2004*

MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class - Q/NQ	10.000000	10.764126	7.64%	3,959	2010*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	9.496562	10.445607	9.99%	102,377	2010
	7.841640	9.496562	21.10%	99,302	2009
	11.788968	7.841640	-33.48%	61,124	2008
	11.079463	11.788968	6.40%	39,941	2007
	10.000000	11.079463	10.79%	13,904	2006*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.273491	10.697467	4.13%	63,992	2010
	9.166189	10.273491	12.08%	58,554	2009
	10.705809	9.166189	-14.38%	69,420	2008
	10.332505	10.705809	3.61%	66,164	2007
	10.025843	10.332505	3.06%	31,626	2006
	9.992825	10.025843	0.33%	19,964	2005
	10.025854	9.992825	-0.33%	14,180	2004
	10.000000	10.025854	0.26%	62,192	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	7.040521	8.328667	18.30%	3,777	2010
	5.799261	7.040521	21.40%	3,994	2009
	9.688085	5.799261	-40.14%	1,913	2008
	9.746244	9.688085	-0.60%	284	2007
	10.000000	9.746244	-2.54%	25	2006*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	11.126395	13.519055	21.50%	25,370	2010
	8.560035	11.126395	29.98%	25,227	2009
	14.292911	8.560035	-40.11%	27,251	2008
	13.430250	14.292911	6.42%	63,945	2007
	11.942734	13.430250	12.46%	25,003	2006
	11.300308	11.942734	5.69%	7,907	2005
	10.000000	11.300308	13.00%	1,025	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Century NVIT Growth Fund: Class I - Q/NQ	6.861832	8.092604	17.94%	182,170	2010
	5.198214	6.861832	32.00%	191,100	2009
	8.575303	5.198214	-39.38%	209,367	2008
	7.253528	8.575303	18.22%	236,366	2007
	6.907911	7.253528	5.00%	262,470	2006
	6.558208	6.907911	5.33%	298,779	2005
	6.131042	6.558208	6.97%	327,315	2004
	4.670172	6.131042	31.28%	331,473	2003
	6.624951	4.670172	-29.51%	323,027	2002
	9.321861	6.624951	-28.93%	318,353	2001

NVIT American Century NVIT Multi Cap Value Fund: Class I - Q/NQ	12.472097	13.995773	12.22%	313,394	2010
	10.000000	12.472097	24.72%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	9.325078	10.330858	10.79%	54,399	2010
	7.639940	9.325078	22.06%	43,606	2009
	11.000442	7.639940	-30.55%	35,029	2008
	10.479861	11.000442	4.97%	22,431	2007
	10.000000	10.479861	4.80%	7,280	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.533955	11.042165	4.82%	40,578	2010
	9.497230	10.533955	10.92%	59,431	2009
	10.654712	9.497230	-10.86%	58,722	2008
	10.461879	10.654712	1.84%	32,184	2007
	10.000000	10.461879	4.62%	5,251	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.345640	11.388162	10.08%	62,025	2010
	7.387323	10.345640	40.05%	66,085	2009
	12.172813	7.387323	-39.31%	55,028	2008
	10.762882	12.172813	13.10%	37,081	2007
	10.000000	10.762882	7.63%	17,663	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	8.621883	10.078460	16.89%	103,304	2010
	6.281631	8.621883	37.26%	107,997	2009
	11.385541	6.281631	-44.83%	89,248	2008
	10.288678	11.385541	10.66%	84,595	2007
	10.000000	10.288678	2.89%	30,892	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	7.774220	8.532609	9.76%	31,501	2010
	6.014749	7.774220	29.25%	33,737	2009
	9.819431	6.014749	-38.75%	13,568	2008
	10.000000	9.819431	-1.81%	4,834	2007*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	15.408067	17.243189	11.91%	11,766	2010
	10.670909	15.408067	44.39%	13,879	2009
	14.983441	10.670909	-28.78%	16,851	2008
	14.690513	14.983441	1.99%	18,780	2007
	13.429490	14.690513	9.39%	24,185	2006
	13.262747	13.429490	1.26%	33,528	2005
	12.180431	13.262747	8.89%	35,668	2004
	10.072515	12.180431	20.93%	33,755	2003
	9.866328	10.072515	2.09%	16,927	2002
	9.573036	9.866328	3.06%	11,912	2001

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.997439	13.427049	11.92%	42,194	2010
	8.304238	11.997439	44.47%	43,734	2009
	11.677897	8.304238	-28.89%	40,147	2008
	11.445881	11.677897	2.03%	43,275	2007
	10.463797	11.445881	9.39%	31,149	2006
	10.000000	10.463797	4.64%	14,860	2005*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ	7.781931	8.897568	14.34%	193,255	2010
	5.144130	7.781931	51.28%	221,386	2009
	10.000000	5.144130	-48.56%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	7.978095	9.751002	22.22%	39,618	2010
	6.132866	7.978095	30.09%	59,837	2009
	10.000000	6.132866	-38.67%	62,587	2008*

NVIT NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ	8.133865	9.247549	13.69%	24,508	2010
	6.365782	8.133865	27.77%	6,119	2009
	10.000000	6.365782	-36.34%	1,000	2008*

NVIT NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ	9.397542	10.261354	9.19%	24,022	2010
	7.930212	9.397542	18.50%	3,900	2009
	10.000000	7.930212	-20.70%	363	2008*

NVIT NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ	8.850147	9.837220	11.15%	29,326	2010
	7.207070	8.850147	22.80%	2,291	2009
	10.000000	7.207070	-27.93%	411	2008*

NVIT NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ	10.151663	10.722785	5.63%	3,296	2010
	9.082054	10.151663	11.78%	2,437	2009
	10.000000	9.082054	-9.18%	1,026	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ	9.124286	10.050033	10.15%	62,078	2010
	7.565372	9.124286	20.61%	25,388	2009
	10.000000	7.565372	-24.35%	2,103	2008*

NVIT NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ	8.567131	9.600776	12.07%	62,401	2010
	6.843520	8.567131	25.19%	26,785	2009
	10.000000	6.843520	-31.56%	4,390	2008*

NVIT NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ	9.672495	10.430294	7.83%	44,723	2010
	8.310716	9.672495	16.39%	6,375	2009
	10.000000	8.310716	-16.89%	1,439	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	10.621184	11.245593	5.88%	16,810	2010
	9.872127	10.621184	7.59%	22,521	2009
	10.000000	9.872127	-1.28%	1,632	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	11.349822	12.135789	6.92%	17,246	2010
	9.856077	11.349822	15.16%	17,149	2009
	10.000000	9.856077	-1.44%	1,653	2008*

NVIT NVIT Emerging Markets Fund: Class I - Q/NQ	22.972236	26.394743	14.90%	1,295	2010
	14.222724	22.972236	61.52%	1,399	2009
	34.048272	14.222724	-58.23%	1,661	2008
	23.649505	34.048272	43.97%	1,961	2007
	17.489766	23.649505	35.22%	5,433	2006
	13.332348	17.489766	31.18%	9,544	2005
	11.164642	13.332348	19.42%	9,909	2004
	6.830658	11.164642	63.45%	10,080	2003
	8.147532	6.830658	-16.16%	10,603	2002
	8.689073	8.147532	-6.23%	5,018	2001

NVIT NVIT Emerging Markets Fund: Class III - Q/NQ	25.243732	29.014365	14.94%	67,256	2010
	15.612753	25.243732	61.69%	74,987	2009
	37.435968	15.612753	-58.29%	75,493	2008
	26.008051	37.435968	43.94%	85,396	2007
	19.244358	26.008051	35.15%	71,072	2006
	14.667907	19.244358	31.20%	47,794	2005
	12.281718	14.667907	19.43%	28,196	2004
	7.516119	12.281718	63.41%	9,012	2003
	10.000000	7.516119	-24.84%	3,491	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Government Bond Fund: Class I - Q/NQ	15.205460	15.757301	3.63%	340,232	2010
	14.972061	15.205460	1.56%	364,931	2009
	14.053697	14.972061	6.53%	412,379	2008
	13.261543	14.053697	5.97%	381,759	2007
	12.975103	13.261543	2.21%	366,444	2006
	12.704400	12.975103	2.13%	342,702	2005
	12.439896	12.704400	2.13%	323,645	2004
	12.331593	12.439896	0.88%	286,878	2003
	11.234737	12.331593	9.76%	229,253	2002
	10.591943	11.234737	6.07%	133,587	2001

NVIT NVIT International Equity Fund: Class I - Q/NQ	10.787539	12.086948	12.05%	1,094	2010
	8.408349	10.787539	28.30%	1,121	2009
	15.760938	8.408349	-46.65%	1,125	2008
	12.534539	15.760938	25.74%	1,161	2007
	9.531459	12.534539	31.51%	1,163	2006
	7.401248	9.531459	28.78%	1,179	2005
	6.553362	7.401248	12.94%	1,222	2004
	4.885747	6.553362	34.13%	1,636	2003
	6.509205	4.885747	-24.94%	1,720	2002
	9.225133	6.509205	-29.44%	1,969	2001

NVIT NVIT International Equity Fund: Class III - Q/NQ	17.152513	19.215057	12.02%	36,408	2010
	13.374780	17.152513	28.25%	35,947	2009
	25.062342	13.374780	-46.63%	34,326	2008
	19.931416	25.062342	25.74%	34,286	2007
	15.157788	19.931416	31.49%	26,164	2006
	11.773306	15.157788	28.75%	9,680	2005
	10.410101	11.773306	13.10%	3,488	2004
	7.777707	10.410101	33.85%	2,413	2003
	10.000000	7.777707	-22.22%	1,750	2002*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	8.427987	8.952007	6.22%	8,884	2010
	6.626051	8.427987	27.19%	8,709	2009
	11.772823	6.626051	-43.72%	7,951	2008
	10.882719	11.772823	8.18%	5,592	2007
	10.000000	10.882719	8.83%	1,798	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	12.321793	13.969022	13.37%	250,097	2010
	9.794239	12.321793	25.81%	257,744	2009
	15.680560	9.794239	-37.54%	246,692	2008
	14.964301	15.680560	4.79%	238,974	2007
	12.946440	14.964301	15.59%	191,382	2006
	12.128091	12.946440	6.75%	117,995	2005
	10.754510	12.128091	12.77%	71,804	2004
	8.246178	10.754510	30.42%	30,962	2003
	10.000000	8.246178	-17.54%	9,874	2002*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	11.554648	12.549129	8.61%	124	2010
	10.000000	11.554648	15.55%	7	2009

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	12.114759	13.422987	10.80%	1,118	2010
	10.000000	12.114759	21.15%	7	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	12.317877	12.900263	4.73%	59,496	2010
	11.417641	12.317877	7.88%	59,936	2009
	12.284510	11.417641	-7.06%	76,194	2008
	11.787573	12.284510	4.22%	67,170	2007
	11.226330	11.787573	5.00%	62,834	2006
	10.987504	11.226330	2.17%	49,608	2005
	10.615823	10.987504	3.50%	40,828	2004
	9.947392	10.615823	6.72%	27,812	2003
	10.000000	9.947392	-0.53%	7,321	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	12.486034	13.696434	9.69%	763,336	2010
	10.597109	12.486034	17.82%	767,114	2009
	13.951104	10.597109	-24.04%	699,671	2008
	13.351492	13.951104	4.49%	713,673	2007
	12.123233	13.351492	10.13%	600,992	2006
	11.635859	12.123233	4.19%	448,804	2005
	10.741012	11.635859	8.33%	268,840	2004
	9.046478	10.741012	18.73%	115,913	2003
	10.000000	9.046478	-9.54%	35,394	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	12.551362	14.006517	11.59%	721,894	2010
	10.202365	12.551362	23.02%	768,785	2009
	15.035889	10.202365	-32.15%	799,166	2008
	14.323110	15.035889	4.98%	747,557	2007
	12.643526	14.323110	13.28%	658,392	2006
	11.939394	12.643526	5.90%	522,811	2005
	10.769790	11.939394	10.86%	311,805	2004
	8.598521	10.769790	25.25%	112,515	2003
	10.000000	8.598521	-14.01%	35,229	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.560527	13.480344	7.32%	240,147	2010
	11.085962	12.560527	13.30%	248,372	2009
	13.194253	11.085962	-15.98%	287,454	2008
	12.603326	13.194253	4.69%	224,139	2007
	11.753180	12.603326	7.23%	201,821	2006
	11.373337	11.753180	3.34%	168,836	2005
	10.731567	11.373337	5.98%	123,405	2004
	9.543547	10.731567	12.45%	54,919	2003
	10.000000	9.543547	-4.56%	10,774	2002*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	22.667783	28.292664	24.81%	113,326	2010
	16.759745	22.667783	35.25%	125,574	2009
	26.671830	16.759745	-37.16%	131,171	2008
	25.074563	26.671830	6.37%	139,022	2007
	23.071107	25.074563	8.68%	140,632	2006
	20.809277	23.071107	10.87%	124,821	2005
	18.180524	20.809277	14.46%	103,324	2004
	13.651955	18.180524	33.17%	72,343	2003
	16.298133	13.651955	-16.24%	57,912	2002
	16.698444	16.298133	-2.40%	37,050	2001

NVIT NVIT Money Market Fund: Class I - Q/NQ	12.137097	12.003612	-1.10%	359,787	2010
	12.266942	12.137097	-1.06%	402,865	2009
	12.153777	12.266942	0.93%	556,280	2008
	11.727628	12.153777	3.63%	491,969	2007
	11.343801	11.727628	3.38%	384,519	2006
	11.171561	11.343801	1.54%	361,622	2005
	11.204900	11.171561	-0.30%	309,500	2004
	11.259085	11.204900	-0.48%	303,968	2003
	11.248046	11.259085	0.10%	286,394	2002
	10.978256	11.248046	2.46%	242,535	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	14.973439	16.376646	9.37%	62,959	2010
	12.172363	14.973439	23.01%	70,672	2009
	14.880871	12.172363	-18.20%	72,659	2008
	14.382121	14.880871	3.47%	74,780	2007
	13.870570	14.382121	3.69%	75,687	2006
	13.725193	13.870570	1.06%	68,269	2005
	13.026690	13.725193	5.36%	61,062	2004
	11.748112	13.026690	10.88%	45,465	2003
	11.080176	11.748112	6.03%	20,677	2002
	10.753649	11.080176	3.04%	9,639	2001

NVIT NVIT Multi-Manager International Growth Fund: Class I - Q/NQ	13.478709	15.215094	12.88%	0	2010
	10.000000	13.478709	34.79%	0	2009*

NVIT NVIT Multi-Manager International Growth Fund: Class III - Q/NQ	8.225872	9.277378	12.78%	174,827	2010
	6.095120	8.225872	34.96%	200,289	2009
	10.000000	6.095120	-39.05%	57,044	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	15.330724	16.088959	4.95%	37,520	2010
	11.938879	15.330724	28.41%	38,702	2009
	22.494186	11.938879	-46.92%	51,110	2008
	22.097949	22.494186	1.79%	55,411	2007
	18.202596	22.097949	21.40%	48,103	2006
	16.424694	18.202596	10.82%	33,765	2005
	13.809398	16.424694	18.94%	11,051	2004
	10.000000	13.809398	38.09%	1,740	2003*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	8.108655	9.263348	14.24%	141,890	2010
	6.317627	8.108655	28.35%	77,410	2009
	10.000000	6.317627	-36.82%	230	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ	10.000000	10.438125	4.38%	12,023	2010*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.940970	8.854670	11.51%	4,343	2010
	6.301835	7.940970	26.01%	4,661	2009
	10.000000	6.301835	-36.98%	255	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ	7.836832	9.829324	25.42%	319,885	2010
	6.233404	7.836832	25.72%	353,412	2009
	10.000000	6.233404	-37.67%	19,829	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	8.655721	10.241195	18.32%	149,893	2010
	6.708071	8.655721	29.03%	177,256	2009
	10.000000	6.708071	-32.92%	40,088	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	11.567848	14.352125	24.07%	64,892	2010
	9.176532	11.567848	26.06%	67,341	2009
	17.317497	9.176532	-47.01%	72,671	2008
	15.955463	17.317497	8.54%	71,877	2007
	15.631166	15.955463	2.07%	69,372	2006
	14.621540	15.631166	6.91%	69,628	2005
	13.035349	14.621540	12.17%	61,240	2004
	9.816488	13.035349	32.79%	53,028	2003
	14.878675	9.816488	-34.02%	42,972	2002
	16.874259	14.878675	-11.83%	30,753	2001

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	27.039543	33.857021	25.21%	82,291	2010
	21.661647	27.039543	24.83%	91,325	2009
	32.282450	21.661647	-32.90%	99,310	2008
	35.060668	32.282450	-7.92%	112,412	2007
	30.222899	35.060668	16.01%	116,911	2006
	29.647062	30.222899	1.94%	123,062	2005
	25.555935	29.647062	16.01%	114,126	2004
	16.473727	25.555935	55.13%	96,893	2003
	22.869189	16.473727	-27.97%	85,792	2002
	18.027390	22.869189	26.86%	63,374	2001

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	23.319904	28.903160	23.94%	110,567	2010
	17.504764	23.319904	33.22%	117,471	2009
	28.635274	17.504764	-38.87%	124,594	2008
	28.351029	28.635274	1.00%	127,233	2007
	25.585419	28.351029	10.81%	130,664	2006
	23.032234	25.585419	11.09%	113,087	2005
	19.566351	23.032234	17.71%	91,053	2004
	14.029693	19.566351	39.46%	75,625	2003
	17.159419	14.029693	-18.24%	66,213	2002
	18.598401	17.159419	-7.74%	48,167	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Nationwide Fund: Class I - Q/NQ	11.034479	12.380966	12.20%	351,240	2010
	8.848135	11.034479	24.71%	395,628	2009
	15.307951	8.848135	-42.20%	437,933	2008
	14.308509	15.307951	6.98%	470,614	2007
	12.732098	14.308509	12.38%	508,287	2006
	11.981674	12.732098	6.26%	530,423	2005
	11.038527	11.981674	8.54%	554,018	2004
	8.752996	11.038527	26.11%	545,809	2003
	10.708803	8.752996	-18.26%	538,915	2002
	12.280107	10.708803	-12.80%	505,938	2001

NVIT NVIT Real Estate Fund: Class I - Q/NQ	7.252567	9.337754	28.75%	316,308	2010
	5.604966	7.252567	29.40%	338,603	2009
	10.000000	5.604966	-43.95%	3,280	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.455700	10.590916	1.29%	22,321	2010
	9.870265	10.455700	5.93%	19,992	2009
	10.000000	9.870265	-1.30%	1,205	2008*

NVIT NVIT Worldwide Leaders Fund: Class I - Q/NQ	13.922676	15.347552	10.23%	4,689	2010
	11.261650	13.922676	23.63%	5,442	2009
	20.458951	11.261650	-44.95%	6,501	2008
	17.254227	20.458951	18.57%	8,474	2007
	13.858748	17.254227	24.50%	9,519	2006
	11.741802	13.858748	18.03%	11,075	2005
	10.264387	11.741802	14.39%	12,310	2004
	7.627885	10.264387	34.56%	16,301	2003
	10.337468	7.627885	-26.21%	15,807	2002
	12.874957	10.337468	-19.71%	11,282	2001

NVIT NVIT Worldwide Leaders Fund: Class III - Q/NQ	18.427344	20.295512	10.14%	11,082	2010
	14.906024	18.427344	23.62%	12,767	2009
	27.072479	14.906024	-44.94%	12,840	2008
	22.823774	27.072479	18.62%	13,107	2007
	18.342427	22.823774	24.43%	11,352	2006
	15.540553	18.342427	18.03%	5,022	2005
	13.585158	15.540553	14.39%	2,960	2004
	10.000000	13.585158	35.85%	1,530	2003*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class I - Q/NQ	12.963939	13.949671	7.60%	982,814	2010
	10.000000	12.963939	29.64%	146	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	12.938556	13.608361	5.18%	34,988	2010
	10.000000	12.938556	29.39%	49,967	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	10.795566	12.360869	14.50%	111,618	2010
	8.491429	10.795566	27.13%	124,093	2009
	13.626680	8.491429	-37.69%	135,457	2008
	14.091448	13.626680	-3.30%	145,629	2007
	12.292541	14.091448	14.63%	114,694	2006
	11.922530	12.292541	3.10%	83,840	2005
	10.259752	11.922530	16.21%	59,406	2004
	7.892787	10.259752	29.99%	28,094	2003
	10.661295	7.892787	-25.97%	14,363	2002
	12.271980	10.661295	-13.12%	10,810	2001

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	15.131684	16.374618	8.21%	0	2010
	10.586883	15.131684	42.93%	235,841	2009
	19.648575	10.586883	-46.12%	255,623	2008
	17.405548	19.648575	12.89%	267,642	2007
	16.302811	17.405548	6.76%	291,452	2006
	15.683951	16.302811	3.95%	288,328	2005
	14.829748	15.683951	5.76%	276,491	2004
	11.451136	14.829748	29.50%	232,020	2003
	15.830623	11.451136	-27.66%	202,448	2002
	18.310774	15.830623	-13.54%	164,875	2001

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	18.998591	21.791310	14.70%	182,943	2010
	13.751120	18.998591	38.16%	198,674	2009
	23.249077	13.751120	-40.85%	216,697	2008
	22.107952	23.249077	5.16%	222,177	2007
	18.993498	22.107952	16.40%	196,348	2006
	16.795982	18.993498	13.08%	136,878	2005
	14.247804	16.795982	17.88%	79,720	2004
	10.000000	14.247804	42.48%	28,481	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	12.038250	13.806701	14.69%	47,914	2010
	8.708572	12.038250	38.23%	53,121	2009
	14.722203	8.708572	-40.85%	63,226	2008
	14.002027	14.722203	5.14%	73,651	2007
	12.029135	14.002027	16.40%	80,485	2006
	10.640161	12.029135	13.05%	85,023	2005
	9.028338	10.640161	17.85%	98,233	2004
	6.382747	9.028338	41.45%	108,721	2003
	8.288465	6.382747	-22.99%	115,532	2002
	9.528196	8.288465	-13.01%	56,276	2001

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	2.509638	2.846538	13.42%	6,160	2010
	2.001972	2.509638	25.36%	4,081	2009
	9.589836	2.001972	-79.12%	3,384	2008
	10.000000	9.589836	-4.10%	1,333	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	2.719670	3.088204	13.55%	1,928	2010
	2.194362	2.719670	23.94%	1,959	2009
	10.403406	2.194362	-78.91%	2,996	2008
	10.530449	10.403406	-1.21%	4,121	2007
	10.000000	10.530449	5.30%	3,388	2006*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	12.334467	14.163832	14.83%	158,263	2010
	9.721788	12.334467	26.87%	188,121	2009
	15.976084	9.721788	-39.15%	196,840	2008
	15.470351	15.976084	3.27%	194,220	2007
	13.598711	15.470351	13.76%	171,963	2006
	12.974169	13.598711	4.81%	149,481	2005
	11.984770	12.974169	8.26%	139,089	2004
	9.562870	11.984770	25.33%	113,232	2003
	11.907673	9.562870	-19.69%	95,631	2002
	13.402637	11.907673	-11.15%	66,562	2001

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares - Q/NQ	8.167896	9.968885	22.05%	32,383	2010
	6.019679	8.167896	35.69%	32,015	2009
	9.790374	6.019679	-38.51%	47,011	2008
	10.021096	9.790374	-2.30%	37,701	2007
	10.000000	10.021096	0.21%	10,834	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ	11.803424	14.879893	26.06%	167,696	2010
	9.000027	11.803424	31.15%	179,461	2009
	17.867256	9.000027	-49.63%	191,202	2008
	16.991136	17.867256	5.16%	201,850	2007
	16.686412	16.991136	1.83%	224,057	2006
	15.019928	16.686412	11.10%	232,368	2005
	12.679364	15.019928	18.46%	220,457	2004
	10.207958	12.679364	24.21%	206,142	2003
	14.294141	10.207958	-28.59%	180,525	2002
	21.029849	14.294141	-32.03%	154,870	2001

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.885591	11.774859	8.17%	4,060	2010
	10.000000	10.885591	8.86%	1,415	2009

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.965168	11.406927	4.03%	45,473	2010
	10.000000	10.965168	9.65%	30,617	2009*

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ	11.946595	12.773571	6.92%	0	2010
	10.206869	11.946595	17.04%	0	2009
	11.100121	10.206869	-8.05%	0	2008
	10.144307	11.100121	9.42%	0	2007
	10.000000	10.144307	1.44%	0	2006*

PIMCO Variable Insurance Trust -Total Return Portfolio: Administrative Class - Q/NQ	13.055716	13.959709	6.92%	0	2010
	11.576877	13.055716	12.77%	0	2009
	11.174964	11.576877	3.60%	0	2008
	10.391416	11.174964	7.54%	0	2007
	10.000000	10.391416	3.91%	0	2006*

Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ	9.933727	12.768075	28.53%	0	2010
	6.355345	9.933727	56.31%	0	2009
	11.327700	6.355345	-43.90%	0	2008
	11.016187	11.327700	2.83%	0	2007
	10.000000	11.016187	10.16%	0	2006*

SBL Fund - Series D (Global Series) - Q/NQ	9.032382	10.334618	14.42%	0	2010
	7.627888	9.032382	18.41%	0	2009
	12.517934	7.627888	-39.06%	0	2008
	11.625035	12.517934	7.68%	0	2007
	10.000000	11.625035	16.25%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

SBL Fund - Series J (Mid Cap Growth Series) - Q/NQ	7.739240	9.504511	22.81%	0	2010
	5.435681	7.739240	42.38%	0	2009
	9.155089	5.435681	-40.63%	0	2008
	10.335417	9.155089	-11.42%	0	2007
	10.000000	10.335417	3.35%	0	2006*

SBL Fund - Series N (Managed Asset Allocation Series) - Q/NQ	10.343834	11.310594	9.35%	0	2010
	8.325215	10.343834	24.25%	0	2009
	11.562960	8.325215	-28.00%	0	2008
	11.026505	11.562960	4.87%	0	2007
	10.000000	11.026505	10.27%	0	2006*

SBL Fund - Series O (All Cap Value Series) - Q/NQ	9.293030	10.717928	15.33%	0	2010
	7.064464	9.293030	31.55%	0	2009
	11.600977	7.064464	-39.10%	0	2008
	11.409461	11.600977	1.68%	0	2007
	10.000000	11.409461	14.09%	0	2006*

SBL Fund - Series P (High Yield Series) - Q/NQ	12.651218	14.442906	14.16%	0	2010
	7.404825	12.651218	70.85%	0	2009
	10.692932	7.404825	-30.75%	0	2008
	10.592642	10.692932	0.95%	0	2007
	10.000000	10.592642	5.93%	0	2006*

SBL Fund - Series Q (Small Cap Value Series) - Q/NQ	11.050788	13.321148	20.54%	0	2010
	7.165724	11.050788	54.22%	0	2009
	11.797726	7.165724	-39.26%	0	2008
	10.820360	11.797726	9.03%	0	2007
	10.000000	10.820360	8.20%	0	2006*

SBL Fund - Series V (Mid Cap Value Series) - Q/NQ	10.922922	12.725604	16.50%	0	2010
	7.673631	10.922922	42.34%	0	2009
	10.846442	7.673631	-29.25%	0	2008
	10.767486	10.846442	0.73%	0	2007
	10.000000	10.767486	7.67%	0	2006*

SBL Fund - Series X (Small Cap Growth Series) - Q/NQ	7.553321	9.718655	28.67%	0	2010
	5.649111	7.553321	33.71%	0	2009
	10.823315	5.649111	-47.81%	0	2008
	10.363546	10.823315	4.44%	0	2007
	10.000000	10.363546	3.64%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

SBL Fund - Series Y (Large Cap Concentrated Growth Series) - Q/NQ	8.249778	9.517393	15.37%	0	2010
	6.258576	8.249778	31.82%	0	2009
	10.056156	6.258576	-37.76%	0	2008
	10.838566	10.056156	-7.22%	0	2007
	10.000000	10.838566	8.39%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ	10.000000	10.558722	5.59%	221	2010*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	10.468731	11.093339	5.97%	11,739	2010
	9.654044	10.468731	8.44%	11,744	2009
	10.870771	9.654044	-11.19%	37,432	2008
	10.423896	10.870771	4.29%	34,719	2007
	10.000000	10.423896	4.24%	6,789	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	36.098833	39.180972	8.54%	3,790	2010
	28.031944	36.098833	28.78%	4,091	2009
	33.336470	28.031944	-15.91%	4,903	2008
	31.642335	33.336470	5.35%	5,604	2007
	28.872927	31.642335	9.59%	6,482	2006
	26.007067	28.872927	11.02%	8,406	2005
	23.892237	26.007067	8.85%	9,433	2004
	18.893275	23.892237	26.46%	12,499	2003
	17.490433	18.893275	8.02%	7,810	2002
	16.063592	17.490433	8.88%	4,166	2001

The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class I - Q/NQ	13.165013	13.760263	4.52%	0	2010
	10.044100	13.165013	31.07%	0	2009
	18.340560	10.044100	-45.24%	0	2008
	16.184326	18.340560	13.32%	0	2007
	13.077056	16.184326	23.76%	0	2006
	11.904429	13.077056	9.85%	0	2005
	10.253849	11.904429	16.10%	0	2004
	8.136858	10.253849	26.02%	0	2003
	10.000000	8.136858	-18.63%	0	2002*

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Class R1 - Q/NQ	22.762483	28.560065	25.47%	22,371	2010
	10.785353	22.762483	111.05%	21,344	2009
	30.938576	10.785353	-65.14%	20,960	2008
	22.741347	30.938576	36.05%	21,305	2007
	16.478735	22.741347	38.00%	19,494	2006
	12.635307	16.478735	30.42%	13,857	2005
	10.000000	12.635307	26.35%	3,764	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ	45.857764	57.526748	25.45%	7,256	2010
	21.750628	45.857764	110.83%	8,837	2009
	62.444926	21.750628	-65.17%	9,883	2008
	45.883718	62.444926	36.09%	10,360	2007
	33.258208	45.883718	37.96%	12,335	2006
	25.475580	33.258208	30.55%	17,473	2005
	20.461231	25.475580	24.51%	18,450	2004
	13.417673	20.461231	52.49%	18,845	2003
	13.972459	13.417673	-3.97%	16,780	2002
	14.389442	13.972459	-2.90%	13,598	2001

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Class R1 - Q/NQ	27.557270	35.227807	27.83%	19,754	2010
	17.677839	27.557270	55.89%	15,995	2009
	33.161291	17.677839	-46.69%	15,674	2008
	23.073317	33.161291	43.72%	18,396	2007
	18.732746	23.073317	23.17%	18,257	2006
	12.492289	18.732746	49.95%	15,177	2005
	10.000000	12.492289	24.92%	3,647	2004*

Van Eck VIP Trust - Van Eck Global Hard Assets Fund: Initial Class - Q/NQ	43.160801	55.165970	27.81%	1,330	2010
	27.702334	43.160801	55.80%	1,597	2009
	51.992806	27.702334	-46.72%	1,804	2008
	36.168999	51.992806	43.75%	1,821	2007
	29.375443	36.168999	23.13%	1,936	2006
	19.582479	29.375443	50.01%	2,238	2005
	15.938475	19.582479	22.86%	2,769	2004
	11.130644	15.938475	43.19%	3,394	2003
	11.582739	11.130644	-3.90%	3,275	2002
	13.078363	11.582739	-11.44%	1,387	2001

Wells Fargo Variable Trust - VT Small Cap Growth Fund - Q/NQ	13.104632	16.430457	25.38%	5,497	2010
	10.000000	13.104632	31.05%	2,006	2009*

Additional Contract Options Elected (Total 1.15%)
(Variable account charges of 1.15% of the daily net assets of the variable account)

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	8.752194	10.952024	25.13%	1,176	2010
	6.206477	8.752194	41.02%	563	2009
	10.000000	6.206477	-37.94%	1,329	2008*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	12.391484	12.876049	3.91%	32,509	2010
	11.373829	12.391484	8.95%	31,905	2009
	11.691897	11.373829	-2.72%	25,733	2008
	10.803007	11.691897	8.23%	17,341	2007
	10.757583	10.803007	0.42%	17,985	2006
	10.714951	10.757583	0.40%	10,933	2005
	10.244335	10.714951	4.59%	5,381	2004
	10.000000	10.244335	2.44%	7	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	11.873152	13.397047	12.83%	30,729	2010
	10.170713	11.873152	16.74%	31,948	2009
	15.729529	10.170713	-35.34%	37,160	2008
	15.924263	15.729529	-1.22%	40,870	2007
	13.758089	15.924263	15.74%	46,449	2006
	13.301697	13.758089	3.43%	40,495	2005
	11.909093	13.301697	11.69%	38,095	2004
	9.313685	11.909093	27.87%	34,008	2003
	11.685785	9.313685	-20.30%	25,860	2002
	12.900147	11.685785	-9.41%	20,992	2001

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	14.426549	16.156444	11.99%	0	2010
	10.910476	14.426549	32.23%	0	2009
	20.004201	10.910476	-45.46%	10,491	2008
	17.142734	20.004201	16.69%	11,405	2007
	13.870417	17.142734	23.59%	13,454	2006
	12.389207	13.870417	11.96%	14,362	2005
	10.905738	12.389207	13.60%	15,649	2004
	8.860735	10.905738	23.08%	16,607	2003
	11.257260	8.860735	-21.29%	18,981	2002
	16.080508	11.257260	-29.99%	21,924	2001

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	10.266647	12.102633	17.88%	22,308	2010
	7.992698	10.266647	28.45%	21,558	2009
	10.688098	7.992698	-25.22%	15,828	2008
	11.068287	10.688098	-3.43%	14,069	2007
	10.000000	11.068287	10.68%	3,882	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	17.544896	19.671216	12.12%	0	2010
	14.807686	17.544896	18.49%	87,248	2009
	20.458146	14.807686	-27.62%	97,343	2008
	21.818582	20.458146	-6.24%	105,679	2007
	18.601817	21.818582	17.29%	100,655	2006
	17.915769	18.601817	3.83%	97,136	2005
	15.852041	17.915769	13.02%	81,815	2004
	12.435228	15.852041	27.48%	66,146	2003
	14.396972	12.435228	-13.63%	54,959	2002
	12.910062	14.396972	11.52%	32,499	2001

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	12.084265	13.111331	8.50%	22,069	2010
	10.000000	12.084265	20.84%	2,315	2009*

Credit Suisse Trust - International Equity Flex III Portfolio - Q/NQ	10.102465	11.207828	10.94%	0	2010
	10.000000	10.102465	1.02%	0	2009*

Credit Suisse Trust - U.S. Equity Flex I Portfolio - Q/NQ	10.845214	12.270663	13.14%	847	2010

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	12.417560	15.445097	24.38%	24,333	2010
	10.047490	12.417560	23.59%	27,509	2009
	14.712847	10.047490	-31.71%	30,856	2008
	14.983074	14.712847	-1.80%	34,291	2007
	13.247767	14.983074	13.10%	30,052	2006
	12.497476	13.247767	6.00%	29,270	2005
	10.372759	12.497476	20.48%	23,764	2004
	7.615982	10.372759	36.20%	15,444	2003
	10.000000	7.615982	-23.84%	182	2002*

Dreyfus Socially Responsible Growth Fund, Inc. (The) - Initial Shares - Q/NQ	10.258770	11.643316	13.50%	47,714	2010
	7.759012	10.258770	32.22%	53,371	2009
	11.970076	7.759012	-35.18%	60,953	2008
	11.235361	11.970076	6.54%	63,295	2007
	10.408090	11.235361	7.95%	67,951	2006
	10.161439	10.408090	2.43%	70,034	2005
	9.678551	10.161439	4.99%	69,919	2004
	7.770469	9.678551	24.56%	69,441	2003
	11.063366	7.770469	-29.76%	68,913	2002
	14.456547	11.063366	-23.47%	67,083	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Stock Index Fund, Inc. - Initial Shares - Q/NQ	11.749993	13.338399	13.52%	167,339	2010
	9.408908	11.749993	24.88%	189,461	2009
	15.142839	9.408908	-37.87%	189,751	2008
	14.555054	15.142839	4.04%	205,323	2007
	12.748193	14.555054	14.17%	213,585	2006
	12.318167	12.748193	3.49%	215,757	2005
	11.263009	12.318167	9.37%	217,895	2004
	8.876292	11.263009	26.89%	203,936	2003
	11.566182	8.876292	-23.26%	186,900	2002
	13.324628	11.566182	-13.20%	156,799	2001

Dreyfus Variable Investment Fund -Appreciation Portfolio: Initial Shares - Q/NQ	13.059169	14.886421	13.99%	26,230	2010
	10.779382	13.059169	21.15%	21,057	2009
	15.479227	10.779382	-30.36%	22,751	2008
	14.617682	15.479227	5.89%	26,879	2007
	12.695402	14.617682	15.14%	28,576	2006
	12.304021	12.695402	3.18%	27,516	2005
	11.849234	12.304021	3.84%	24,055	2004
	9.892733	11.849234	19.78%	19,785	2003
	12.016387	9.892733	-17.67%	18,244	2002
	13.404933	12.016387	-10.36%	19,304	2001

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	15.314813	16.426173	7.26%	43,257	2010
	12.864153	15.314813	19.05%	56,788	2009
	14.036793	12.864153	-8.35%	57,341	2008
	13.475495	14.036793	4.17%	63,514	2007
	13.088130	13.475495	2.96%	64,264	2006
	13.070401	13.088130	0.14%	63,632	2005
	12.760534	13.070401	2.43%	58,028	2004
	12.335897	12.760534	3.44%	52,889	2003
	11.416849	12.335897	8.05%	39,977	2002
	10.693364	11.416849	6.77%	19,727	2001

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ	10.271440	11.446601	11.44%	15,042	2010
	8.369472	10.271440	22.73%	14,512	2009
	11.300723	8.369472	-25.94%	9,539	2008
	10.523113	11.300723	7.39%	6,730	2007
	10.000000	10.523113	5.23%	2,131	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ	9.720590	11.004106	13.20%	2,931	2010
	7.636252	9.720590	27.30%	1,845	2009
	11.480737	7.636252	-33.49%	2,097	2008
	10.543114	11.480737	8.89%	1,697	2007
	10.000000	10.543114	5.43%	1,025	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ	9.232091	10.586110	14.67%	7,045	2010
	7.107434	9.232091	29.89%	4,654	2009
	11.611433	7.107434	-38.79%	5,368	2008
	10.563287	11.611433	9.92%	4,956	2007
	10.000000	10.563287	5.63%	509	2006*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ	18.290160	21.173161	15.76%	464	2010
	13.638709	18.290160	34.10%	180,144	2009
	24.043548	13.638709	-43.27%	195,801	2008
	20.700489	24.043548	16.15%	215,505	2007
	18.765787	20.700489	10.31%	205,888	2006
	16.246321	18.765787	15.51%	167,670	2005
	14.249503	16.246321	14.01%	126,670	2004
	11.230871	14.249503	26.88%	106,517	2003
	12.543824	11.230871	-10.47%	89,650	2002
	14.480674	12.543824	-13.38%	73,938	2001

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	8.883781	10.463988	17.79%	20,020	2010
	6.089947	8.883781	45.88%	22,495	2009
	13.512260	6.089947	-54.93%	24,812	2008
	9.386190	13.512260	43.96%	18,698	2007
	10.000000	9.386190	-6.14%	13,485	2006*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	13.118484	14.924295	13.77%	94,354	2010
	10.206086	13.118484	28.54%	105,385	2009
	18.020736	10.206086	-43.36%	118,030	2008
	17.976697	18.020736	0.24%	129,683	2007
	15.144293	17.976697	18.70%	128,466	2006
	14.485907	15.144293	4.55%	123,894	2005
	13.156833	14.485907	10.10%	113,799	2004
	10.220994	13.156833	28.72%	86,884	2003
	12.457519	10.220994	-17.95%	72,356	2002
	13.279061	12.457519	-6.19%	52,123	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	8.010122	9.791033	22.23%	0	2010
	5.560895	8.010122	44.04%	7,407	2009
	12.518473	5.560895	-55.58%	8,241	2008
	10.293065	12.518473	21.62%	7,925	2007
	9.888284	10.293065	4.09%	11,237	2006
	9.188710	9.888284	7.61%	16,075	2005
	8.682645	9.188710	5.83%	16,125	2004
	6.774232	8.682645	28.17%	13,201	2003
	8.776671	6.774232	-22.82%	12,165	2002
	10.377837	8.776671	-15.43%	11,620	2001

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	10.576265	12.969774	22.63%	132,381	2010
	8.349186	10.576265	26.67%	145,535	2009
	16.007495	8.349186	-47.84%	167,915	2008
	12.764761	16.007495	25.40%	169,831	2007
	12.098405	12.764761	5.51%	182,714	2006
	11.581701	12.098405	4.46%	184,634	2005
	11.346151	11.581701	2.08%	194,676	2004
	8.644282	11.346151	31.26%	182,195	2003
	12.528481	8.644282	-31.00%	169,994	2002
	15.406192	12.528481	-18.68%	155,022	2001

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	12.403842	13.951807	12.48%	10,273	2010
	8.727615	12.403842	42.12%	11,273	2009
	11.782239	8.727615	-25.93%	13,299	2008
	11.611599	11.782239	1.47%	17,629	2007
	10.565336	11.611599	9.90%	20,126	2006
	10.424872	10.565336	1.35%	21,404	2005
	9.634008	10.424872	8.21%	23,498	2004
	7.675825	9.634008	25.51%	21,353	2003
	7.493979	7.675825	2.43%	14,974	2002
	8.605370	7.493979	-12.92%	9,564	2001

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ	10.349886	11.628672	12.36%	14,245	2010
	7.274465	10.349886	42.28%	11,915	2009
	9.809361	7.274465	-25.84%	7,180	2008
	10.000000	9.809361	-1.91%	4,368	2007*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	12.241042	13.029501	6.44%	45,077	2010
	10.705483	12.241042	14.34%	41,263	2009
	11.204860	10.705483	-4.46%	47,676	2008
	10.877807	11.204860	3.01%	43,699	2007
	10.550355	10.877807	3.10%	36,908	2006
	10.455277	10.550355	0.91%	28,873	2005
	10.139004	10.455277	3.12%	10,106	2004
	10.000000	10.139004	1.39%	530	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	9.320984	11.858536	27.22%	45,115	2010
	6.734567	9.320984	38.41%	42,422	2009
	11.262788	6.734567	-40.21%	44,037	2008
	9.866503	11.262788	14.15%	41,048	2007
	10.000000	9.866503	-1.33%	20,741	2006*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	14.703338	16.422741	11.69%	1,802	2010
	11.764171	14.703338	24.98%	2,217	2009
	21.201191	11.764171	-44.51%	2,668	2008
	18.300275	21.201191	15.85%	2,670	2007
	15.695687	18.300275	16.59%	3,012	2006
	13.345817	15.695687	17.61%	3,245	2005
	11.896469	13.345817	12.18%	3,373	2004
	8.403857	11.896469	41.56%	4,359	2003
	10.672961	8.403857	-21.26%	5,443	2002
	13.715591	10.672961	-22.18%	3,736	2001

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	13.542364	15.128308	11.71%	26,512	2010
	10.830786	13.542364	25.04%	31,676	2009
	19.523570	10.830786	-44.52%	37,215	2008
	16.849545	19.523570	15.87%	38,708	2007
	14.451083	16.849545	16.60%	38,895	2006
	12.292402	14.451083	17.56%	31,430	2005
	10.956617	12.292402	12.19%	22,841	2004
	7.737361	10.956617	41.61%	10,990	2003
	10.000000	7.737361	-22.63%	2,611	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	11.952611	14.940933	25.00%	11,913	2010
	7.682281	11.952611	55.59%	15,831	2009
	15.917982	7.682281	-51.74%	15,623	2008
	15.250212	15.917982	4.38%	15,045	2007
	13.276674	15.250212	14.86%	14,105	2006
	13.096147	13.276674	1.38%	10,457	2005
	11.622753	13.096147	12.68%	7,274	2004
	7.451528	11.622753	55.98%	3,177	2003
	10.000000	7.451528	-25.48%	108	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.639189	11.849673	11.38%	26,514	2010
	7.937530	10.639189	34.04%	22,650	2009
	11.415294	7.937530	-30.47%	23,100	2008
	11.130667	11.415294	2.56%	19,464	2007
	10.000000	11.130667	11.31%	11,596	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	8.293287	10.511650	26.75%	25,751	2010
	6.495824	8.293287	27.67%	27,214	2009
	9.810701	6.495824	-33.79%	23,160	2008
	10.167449	9.810701	-3.51%	12,499	2007
	10.000000	10.167449	1.67%	6,540	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	8.504046	9.268258	8.99%	319	2010
	6.604890	8.504046	28.75%	251	2009
	10.000000	6.604890	-33.95%	251	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	10.846908	12.600082	16.16%	8,484	2010
	6.356257	10.846908	70.65%	10,979	2009
	13.586701	6.356257	-53.22%	7,827	2008
	10.680558	13.586701	27.21%	6,523	2007
	10.000000	10.680558	6.81%	2,463	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ	14.614564	15.699871	7.43%	0	2010
	10.764824	14.614564	35.76%	0	2009
	18.221740	10.764824	-40.92%	0	2008
	15.921139	18.221740	14.45%	0	2007
	13.234311	15.921139	20.30%	0	2006
	12.118301	13.234311	9.21%	0	2005
	10.312906	12.118301	17.51%	0	2004
	7.870705	10.312906	31.03%	0	2003
	10.000000	7.870705	-21.29%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	9.910773	10.620471	7.16%	8,932	2010
	7.307773	9.910773	35.62%	6,206	2009
	12.402623	7.307773	-41.08%	17,687	2008
	10.868857	12.402623	14.11%	10,235	2007
	10.000000	10.868857	8.69%	4,497	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	14.140156	15.987491	13.06%	21,860	2010
	12.052467	14.140156	17.32%	16,251	2009
	11.480144	12.052467	4.99%	14,002	2008
	10.460367	11.480144	9.75%	2,772	2007
	10.000000	10.460367	4.60%	2,573	2006*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	7.391366	8.417400	13.88%	0	2010
	6.194065	7.391366	19.33%	0	2009
	10.921756	6.194065	-43.29%	0	2008
	9.889216	10.921756	10.44%	100	2007
	10.000000	9.889216	-1.11%	4,684	2006*

Invesco - Invesco V.I. Capital Development Fund: Series II Shares - Q/NQ	8.088760	9.472784	17.11%	366	2010
	5.762981	8.088760	40.36%	338	2009
	11.026992	5.762981	-47.74%	305	2008
	10.091496	11.026992	9.27%	383	2007
	10.000000	10.091496	0.91%	41	2006*

Invesco - Invesco V.I. Global Health Care Fund: Series I Shares - Q/NQ	10.520921	10.950455	4.08%	0	2010
	8.336291	10.520921	26.21%	0	2009
	11.814698	8.336291	-29.44%	0	2008
	10.686048	11.814698	10.56%	0	2007
	10.000000	10.686048	6.86%	0	2006*

Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares - Q/NQ	8.476998	9.847115	16.16%	0	2010
	6.520046	8.476998	30.01%	0	2009
	11.916339	6.520046	-45.28%	0	2008
	12.762681	11.916339	-6.63%	0	2007
	10.000000	12.762681	27.63%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco - Invesco V.I. International Growth Fund: Series I Shares - Q/NQ	16.923783	18.881204	11.57%	0	2010
	12.659231	16.923783	33.69%	0	2009
	21.480687	12.659231	-41.07%	0	2008
	18.943490	21.480687	13.39%	0	2007
	14.943983	18.943490	26.76%	0	2006
	12.819102	14.943983	16.58%	0	2005
	10.457776	12.819102	22.58%	0	2004
	8.197100	10.457776	27.58%	0	2003
	10.000000	8.197100	-18.03%	0	2002*

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	21.936284	23.565299	7.43%	11,206	2010
	17.746584	21.936284	23.61%	1,824	2009

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	9.339638	9.830478	5.26%	84,053	2010
	6.470744	9.339638	44.34%	82,636	2009
	11.754601	6.470744	-44.95%	81,745	2008
	8.703523	11.754601	35.06%	88,897	2007
	8.068907	8.703523	7.86%	100,792	2006
	7.251916	8.068907	11.27%	110,457	2005
	6.218858	7.251916	16.61%	118,580	2004
	5.232452	6.218858	18.85%	113,730	2003
	6.296270	5.232452	-16.90%	113,820	2002
	8.148922	6.296270	-22.73%	98,700	2001

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	12.527047	15.419071	23.09%	14,184	2010
	8.066957	12.527047	55.29%	13,853	2009
	14.546116	8.066957	-44.54%	17,139	2008
	12.086833	14.546116	20.35%	16,875	2007
	11.327646	12.086833	6.70%	18,688	2006
	10.293165	11.327646	10.05%	18,164	2005
	10.326633	10.293165	-0.32%	16,687	2004
	7.100137	10.326633	45.44%	12,021	2003
	10.000000	7.100137	-29.00%	8,324	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	4.118270	5.064122	22.97%	15,724	2010
	2.655358	4.118270	55.09%	19,052	2009
	4.794557	2.655358	-44.62%	22,129	2008
	3.985792	4.794557	20.29%	29,541	2007
	3.739321	3.985792	6.59%	37,541	2006
	3.391029	3.739321	10.27%	54,468	2005
	3.411159	3.391029	-0.59%	60,303	2004
	2.355896	3.411159	44.79%	66,811	2003
	4.034937	2.355896	-41.61%	75,644	2002
	6.512483	4.034937	-38.04%	84,498	2001

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	24.225619	29.941281	23.59%	49,368	2010
	13.685742	24.225619	77.01%	55,888	2009
	28.971115	13.685742	-52.76%	56,030	2008
	22.885263	28.971115	26.59%	56,332	2007
	15.781376	22.885263	45.01%	45,718	2006
	12.092621	15.781376	30.50%	33,056	2005
	10.305108	12.092621	17.35%	30,747	2004
	7.748155	10.305108	33.00%	24,793	2003
	10.000000	7.748155	-22.52%	18,530	2002*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	14.184381	17.529179	23.58%	16,720	2010
	8.013182	14.184381	77.01%	19,561	2009
	16.969706	8.013182	-52.78%	21,631	2008
	13.410654	16.969706	26.54%	29,158	2007
	9.252030	13.410654	44.95%	32,298	2006
	7.093614	9.252030	30.43%	39,278	2005
	6.046281	7.093614	17.32%	47,616	2004
	4.546506	6.046281	32.99%	52,341	2003
	6.195252	4.546506	-26.61%	63,386	2002
	8.185713	6.195252	-24.32%	79,741	2001

JP Morgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ	11.899937	14.522134	22.04%	11,181	2010
	9.501691	11.899937	25.24%	12,399	2009
	14.391466	9.501691	-33.98%	14,581	2008
	14.211136	14.391466	1.27%	17,977	2007
	12.303996	14.211136	15.50%	23,366	2006
	11.396821	12.303996	7.96%	34,500	2005
	10.000000	11.396821	13.97%	5,567	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class - Q/NQ	10.000000	10.760516	7.61%	1,370	2010*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	9.478975	10.420990	9.94%	52,980	2010
	7.831075	9.478975	21.04%	48,238	2009
	11.779046	7.831075	-33.52%	32,335	2008
	11.075760	11.779046	6.35%	18,724	2007
	10.000000	11.075760	10.76%	5,341	2006*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.238941	10.656107	4.07%	18,322	2010
	9.139973	10.238941	12.02%	16,526	2009
	10.680593	9.139973	-14.42%	21,343	2008
	10.313421	10.680593	3.56%	22,234	2007
	10.012367	10.313421	3.01%	14,308	2006
	9.984412	10.012367	0.28%	8,473	2005
	10.022469	9.984412	-0.38%	3,536	2004
	10.000000	10.022469	0.22%	218	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	7.027444	8.308990	18.24%	0	2010
	5.791426	7.027444	21.34%	0	2009
	9.679898	5.791426	-40.17%	482	2008
	9.742968	9.679898	-0.65%	308	2007
	10.000000	9.742968	-2.57%	149	2006*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	11.094594	13.473620	21.44%	7,419	2010
	8.539874	11.094594	29.92%	5,535	2009
	14.266478	8.539874	-40.14%	8,014	2008
	13.412223	14.266478	6.37%	16,883	2007
	11.932717	13.412223	12.40%	9,201	2006
	11.296531	11.932717	5.63%	4,805	2005
	10.000000	11.296531	12.97%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Century NVIT Growth Fund: Class I - Q/NQ	6.822890	8.042611	17.88%	61,018	2010
	5.171325	6.822890	31.94%	66,340	2009
	8.535283	5.171325	-39.41%	64,750	2008
	7.223344	8.535283	18.16%	70,913	2007
	6.882641	7.223344	4.95%	76,967	2006
	6.537501	6.882641	5.28%	85,670	2005
	6.114786	6.537501	6.91%	92,290	2004
	4.660144	6.114786	31.21%	94,948	2003
	6.614069	4.660144	-29.54%	91,828	2002
	9.311292	6.614069	-28.97%	88,817	2001

NVIT American Century NVIT Multi Cap Value Fund: Class I - Q/NQ	12.467890	13.983976	12.16%	108,556	2010
	10.000000	12.467890	24.68%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	9.307778	10.306485	10.73%	19,140	2010
	7.629628	9.307778	22.00%	21,225	2009
	10.991163	7.629628	-30.58%	18,298	2008
	10.476339	10.991163	4.91%	16,548	2007
	10.000000	10.476339	4.76%	5,719	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.514432	11.016128	4.77%	21,254	2010
	9.484428	10.514432	10.86%	21,261	2009
	10.645730	9.484428	-10.91%	20,442	2008
	10.458382	10.645730	1.79%	8,863	2007
	10.000000	10.458382	4.58%	732	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.326441	11.361285	10.02%	35,742	2010
	7.377345	10.326441	39.98%	39,023	2009
	12.162544	7.377345	-39.34%	36,526	2008
	10.759272	12.162544	13.04%	19,851	2007
	10.000000	10.759272	7.59%	7,825	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	8.605881	10.054668	16.83%	41,787	2010
	6.273149	8.605881	37.19%	39,816	2009
	11.375941	6.273149	-44.86%	45,460	2008
	10.285224	11.375941	10.60%	32,154	2007
	10.000000	10.285224	2.85%	8,525	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	7.763734	8.516788	9.70%	9,772	2010
	6.009658	7.763734	29.19%	10,450	2009
	9.816107	6.009658	-38.78%	9,496	2008
	10.000000	9.816107	-1.84%	4,279	2007*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	15.320693	17.136752	11.85%	3,607	2010
	10.615762	15.320693	44.32%	5,301	2009
	14.913557	10.615762	-28.82%	5,547	2008
	14.629427	14.913557	1.94%	7,757	2007
	13.380377	14.629427	9.33%	9,395	2006
	13.220896	13.380377	1.21%	14,452	2005
	12.148136	13.220896	8.83%	21,973	2004
	10.050887	12.148136	20.87%	13,956	2003
	9.850124	10.050887	2.04%	6,631	2002
	9.562175	9.850124	3.01%	3,074	2001

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.969129	13.388591	11.86%	11,619	2010
	8.288832	11.969129	44.40%	14,778	2009
	11.662156	8.288832	-28.93%	12,129	2008
	11.436266	11.662156	1.98%	13,635	2007
	10.460288	11.436266	9.33%	13,687	2006
	10.000000	10.460288	4.60%	9,036	2005*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ	7.775357	8.885547	14.28%	53,541	2010
	5.142379	7.775357	51.20%	71,139	2009
	10.000000	5.142379	-48.58%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	7.971380	9.737863	22.16%	7,370	2010
	6.130791	7.971380	30.02%	11,950	2009
	10.000000	6.130791	-38.69%	12,237	2008*

NVIT NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ	8.127013	9.235097	13.63%	11,138	2010
	6.363626	8.127013	27.71%	1,281	2009
	10.000000	6.363626	-36.36%	0	2008*

NVIT NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ	9.389621	10.247522	9.14%	4,902	2010
	7.927537	9.389621	18.44%	1,646	2009
	10.000000	7.927537	-20.72%	435	2008*

NVIT NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ	8.842676	9.823944	11.10%	5,953	2010
	7.204634	8.842676	22.74%	1,337	2009
	10.000000	7.204634	-27.95%	1,339	2008*

NVIT NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ	10.143105	10.708329	5.57%	3,868	2010
	9.078992	10.143105	11.72%	6,052	2009
	10.000000	9.078992	-9.21%	255	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ	9.116587	10.036480	10.09%	13,267	2010
	7.562819	9.116587	20.54%	11,243	2009
	10.000000	7.562819	-24.37%	75	2008*

NVIT NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ	8.559890	9.587811	12.01%	7,705	2010
	6.841204	8.559890	25.12%	4,062	2009
	10.000000	6.841204	-31.59%	1,065	2008*

NVIT NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ	9.664334	10.416230	7.78%	688	2010
	8.307908	9.664334	16.33%	125	2009
	10.000000	8.307908	-16.92%	21	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	10.612240	11.230444	5.83%	3,823	2010
	9.868797	10.612240	7.53%	5,947	2009
	10.000000	9.868797	-1.31%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	11.340265	12.119428	6.87%	6,061	2010
	9.852755	11.340265	15.10%	2,935	2009
	10.000000	9.852755	-1.47%	16	2008*

NVIT NVIT Emerging Markets Fund: Class I - Q/NQ	22.865016	26.258281	14.84%	347	2010
	14.163501	22.865016	61.44%	382	2009
	33.923728	14.163501	-58.25%	479	2008
	23.574977	33.923728	43.90%	488	2007
	17.443443	23.574977	35.15%	757	2006
	13.303723	17.443443	31.12%	1,200	2005
	11.146305	13.303723	19.36%	1,480	2004
	6.822884	11.146305	63.37%	1,485	2003
	8.142380	6.822884	-16.21%	1,535	2002
	8.688017	8.142380	-6.28%	930	2001

NVIT NVIT Emerging Markets Fund: Class III - Q/NQ	25.146066	28.887535	14.88%	33,963	2010
	15.560214	25.146066	61.60%	34,857	2009
	37.328953	15.560214	-58.32%	38,914	2008
	25.946870	37.328953	43.87%	37,455	2007
	19.208764	25.946870	35.08%	29,995	2006
	14.648149	19.208764	31.13%	18,375	2005
	12.271368	14.648149	19.37%	8,517	2004
	7.513570	12.271368	63.32%	3,434	2003
	10.000000	7.513570	-24.86%	1,104	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Government Bond Fund: Class I - Q/NQ	15.119205	15.659998	3.58%	94,196	2010
	14.894664	15.119205	1.51%	104,532	2009
	13.988120	14.894664	6.48%	130,710	2008
	13.206371	13.988120	5.92%	122,435	2007
	12.927647	13.206371	2.16%	121,329	2006
	12.664327	12.927647	2.08%	115,607	2005
	12.406921	12.664327	2.07%	113,283	2004
	12.305129	12.406921	0.83%	117,416	2003
	11.216307	12.305129	9.71%	107,010	2002
	10.579941	11.216307	6.01%	66,395	2001

NVIT NVIT International Equity Fund: Class I - Q/NQ	10.737210	12.024469	11.99%	41	2010
	8.373358	10.737210	28.23%	189	2009
	15.703294	8.373358	-46.68%	191	2008
	12.495047	15.703294	25.68%	193	2007
	9.506220	12.495047	31.44%	340	2006
	7.385378	9.506220	28.72%	579	2005
	6.542624	7.385378	12.88%	582	2004
	4.880201	6.542624	34.06%	644	2003
	6.505103	4.880201	-24.98%	649	2002
	9.224008	6.505103	-29.48%	505	2001

NVIT NVIT International Equity Fund: Class III - Q/NQ	17.086136	19.131030	11.97%	14,060	2010
	13.329763	17.086136	28.18%	18,892	2009
	24.990664	13.329763	-46.66%	18,281	2008
	19.884497	24.990664	25.68%	18,585	2007
	15.129732	19.884497	31.43%	11,874	2006
	11.757438	15.129732	28.68%	8,205	2005
	10.401328	11.757438	13.04%	2,234	2004
	7.775080	10.401328	33.78%	600	2003
	10.000000	7.775080	-22.25%	277	2002*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	8.412370	8.930901	6.16%	4,849	2010
	6.617105	8.412370	27.13%	5,762	2009
	11.762888	6.617105	-43.75%	6,321	2008
	10.879072	11.762888	8.12%	10,227	2007
	10.000000	10.879072	8.79%	6,234	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	12.272451	13.906069	13.31%	81,357	2010
	9.759958	12.272451	25.74%	86,615	2009
	15.633605	9.759958	-37.57%	87,018	2008
	14.927083	15.633605	4.73%	91,958	2007
	12.920750	14.927083	15.53%	80,746	2006
	12.110133	12.920750	6.69%	60,650	2005
	10.744012	12.110133	12.72%	42,170	2004
	8.242281	10.744012	30.35%	19,943	2003
	10.000000	8.242281	-17.58%	5,466	2002*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	11.550746	12.538559	8.55%	854	2010
	10.000000	11.550746	15.51%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	12.110672	13.411681	10.74%	532	2010
	10.000000	12.110672	21.11%	0	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	12.268517	12.842069	4.67%	26,211	2010
	11.377644	12.268517	7.83%	21,210	2009
	12.247679	11.377644	-7.10%	15,538	2008
	11.758213	12.247679	4.16%	16,368	2007
	11.204020	11.758213	4.95%	19,338	2006
	10.971215	11.204020	2.12%	18,207	2005
	10.605451	10.971215	3.45%	13,903	2004
	9.942704	10.605451	6.67%	9,648	2003
	10.000000	9.942704	-0.57%	3,201	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	12.436081	13.634749	9.64%	217,836	2010
	10.560036	12.436081	17.77%	232,415	2009
	13.909352	10.560036	-24.08%	238,831	2008
	13.318307	13.909352	4.44%	287,607	2007
	12.099196	13.318307	10.08%	235,492	2006
	11.618642	12.099196	4.14%	181,878	2005
	10.730544	11.618642	8.28%	116,562	2004
	9.042222	10.730544	18.67%	64,587	2003
	10.000000	9.042222	-9.58%		2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	12.501126	13.943413	11.54%	218,146	2010
	10.166666	12.501126	22.96%	222,675	2009
	14.990874	10.166666	-32.18%	227,178	2008
	14.287497	14.990874	4.92%	212,176	2007
	12.618444	14.287497	13.23%	192,156	2006
	11.921713	12.618444	5.84%	149,893	2005
	10.759274	11.921713	10.80%	105,623	2004
	8.594465	10.759274	25.19%	45,559	2003
	10.000000	8.594465	-14.06%		2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.510267	13.419623	7.27%	66,857	2010
	11.047191	12.510267	13.24%	71,551	2009
	13.154760	11.047191	-16.02%	88,538	2008
	12.571989	13.154760	4.64%	62,840	2007
	11.729868	12.571989	7.18%	63,241	2006
	11.356507	11.729868	3.29%	71,071	2005
	10.721096	11.356507	5.93%	44,378	2004
	9.539048	10.721096	12.39%	23,369	2003
	10.000000	9.539048	-4.61%	3,337	2002*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	22.539123	28.117858	24.75%	34,700	2010
	16.673054	22.539123	35.18%	42,407	2009
	26.547341	16.673054	-37.20%	49,415	2008
	24.970222	26.547341	6.32%	55,570	2007
	22.986686	24.970222	8.63%	55,553	2006
	20.743589	22.986686	10.81%	49,544	2005
	18.132311	20.743589	14.40%	42,214	2004
	13.622624	18.132311	33.10%	28,406	2003
	16.271356	13.622624	-16.28%	15,741	2002
	16.679519	16.271356	-2.45%	10,194	2001

NVIT NVIT Money Market Fund: Class I - Q/NQ	12.068244	11.929477	-1.15%	121,071	2010
	12.203522	12.068244	-1.11%	156,779	2009
	12.097060	12.203522	0.88%	187,610	2008
	11.678837	12.097060	3.58%	137,086	2007
	11.302306	11.678837	3.33%	103,483	2006
	11.136308	11.302306	1.49%	88,502	2005
	11.175193	11.136308	-0.35%	102,395	2004
	11.234913	11.175193	-0.53%	86,521	2003
	11.229574	11.234913	0.05%	106,761	2002
	10.965798	11.229574	2.41%	70,376	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	14.888534	16.275553	9.32%	27,640	2010
	12.109454	14.888534	22.95%	26,184	2009
	14.811446	12.109454	-18.24%	30,425	2008
	14.322312	14.811446	3.42%	35,280	2007
	13.819851	14.322312	3.64%	31,668	2006
	13.681913	13.819851	1.01%	31,211	2005
	12.992190	13.681913	5.31%	27,020	2004
	11.722912	12.992190	10.83%	17,355	2003
	11.062002	11.722912	5.97%	9,900	2002
	10.741462	11.062002	2.98%	6,834	2001

NVIT NVIT Multi-Manager International Growth Fund: Class I - Q/NQ	13.474169	15.202304	12.83%	0	2010
	10.000000	13.474169	34.74%	0	2009*

NVIT NVIT Multi-Manager International Growth Fund: Class III - Q/NQ	8.218933	9.264876	12.73%	64,447	2010
	6.093062	8.218933	34.89%	77,133	2009
	10.000000	6.093062	-39.07%	11,688	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	15.279098	16.026687	4.89%	15,905	2010
	11.904701	15.279098	28.35%	16,747	2009
	22.441172	11.904701	-46.95%	21,395	2008
	22.057082	22.441172	1.74%	21,909	2007
	18.178088	22.057082	21.34%	21,348	2006
	16.410853	18.178088	10.77%	19,384	2005
	13.804740	16.410853	18.88%	9,724	2004
	10.000000	13.804740	38.05%	2,824	2003*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	8.101826	9.250880	14.18%	56,498	2010
	6.315495	8.101826	28.28%	18,169	2009
	10.000000	6.315495	-36.85%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ	10.000000	10.434580	4.35%	8,786	2010*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.934264	8.842733	11.45%	622	2010
	6.299706	7.934264	25.95%	209	2009
	10.000000	6.299706	-37.00%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ	7.830213	9.816061	25.36%	126,685	2010
	6.231294	7.830213	25.66%	140,055	2009
	10.000000	6.231294	-37.69%	4,408	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	8.648417	10.227396	18.26%	93,110	2010
	6.705806	8.648417	28.97%	100,824	2009
	10.000000	6.705806	-32.94%	7,441	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	11.505620	14.267718	24.01%	17,403	2010
	9.131786	11.505620	26.00%	18,979	2009
	17.241801	9.131786	-47.04%	19,931	2008
	15.893793	17.241801	8.48%	23,224	2007
	15.578606	15.893793	2.02%	26,975	2006
	14.579713	15.578606	6.85%	24,476	2005
	13.004630	14.579713	12.11%	22,426	2004
	9.798306	13.004630	32.72%	22,099	2003
	14.858644	9.798306	-34.06%	17,698	2002
	16.860140	14.858644	-11.87%	10,726	2001

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	26.886130	33.647927	25.15%	32,942	2010
	21.549644	26.886130	24.76%	36,895	2009
	32.131819	21.549644	-32.93%	41,179	2008
	34.914843	32.131819	-7.97%	46,199	2007
	30.112384	34.914843	15.95%	47,331	2006
	29.553543	30.112384	1.89%	45,432	2005
	25.488198	29.553543	15.95%	40,621	2004
	16.438351	25.488198	55.05%	34,065	2003
	22.831653	16.438351	-28.00%	27,654	2002
	18.006956	22.831653	26.79%	22,130	2001

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	23.187571	28.724632	23.88%	49,572	2010
	17.414238	23.187571	33.15%	54,050	2009
	28.501641	17.414238	-38.90%	60,843	2008
	28.233079	28.501641	0.95%	66,045	2007
	25.491825	28.233079	10.75%	64,479	2006
	22.959559	25.491825	11.03%	54,587	2005
	19.514472	22.959559	17.65%	46,337	2004
	13.999555	19.514472	39.39%	32,394	2003
	17.131237	13.999555	-18.28%	28,087	2002
	18.577322	17.131237	-7.78%	23,236	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Nationwide Fund: Class I - Q/NQ	10.971862	12.304483	12.15%	105,130	2010
	8.802384	10.971862	24.65%	114,486	2009
	15.236520	8.802384	-42.23%	144,977	2008
	14.248988	15.236520	6.93%	150,546	2007
	12.685521	14.248988	12.32%	161,403	2006
	11.943858	12.685521	6.21%	167,707	2005
	11.009243	11.943858	8.49%	184,674	2004
	8.734199	11.009243	26.05%	177,537	2003
	10.691229	8.734199	-18.31%	168,076	2002
	12.266207	10.691229	-12.84%	164,480	2001

NVIT NVIT Real Estate Fund: Class I - Q/NQ	7.246440	9.325162	28.69%	107,439	2010
	5.603068	7.246440	29.33%	128,544	2009
	10.000000	5.603068	-43.97%	1,771	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.446897	10.576649	1.24%	9,218	2010
	9.866941	10.446897	5.88%	4,870	2009
	10.000000	9.866941	-1.33%	675	2008*

NVIT NVIT Worldwide Leaders Fund: Class I - Q/NQ	13.843686	15.252769	10.18%	1,759	2010
	11.203420	13.843686	23.57%	1,793	2009
	20.363500	11.203420	-44.98%	1,809	2008
	17.182457	20.363500	18.51%	1,810	2007
	13.808057	17.182457	24.44%	2,078	2006
	11.704753	13.808057	17.97%	2,162	2005
	10.237171	11.704753	14.34%	2,742	2004
	7.611516	10.237171	34.50%	3,280	2003
	10.320501	7.611516	-26.25%	3,683	2002
	12.860372	10.320501	-19.75%	3,910	2001

NVIT NVIT Worldwide Leaders Fund: Class III - Q/NQ	18.365329	20.216998	10.08%	2,806	2010
	14.863375	18.365329	23.56%	2,986	2009
	27.008713	14.863375	-44.97%	2,770	2008
	22.781582	27.008713	18.56%	2,939	2007
	18.317742	22.781582	24.37%	2,311	2006
	15.527453	18.317742	17.97%	2,945	2005
	13.580570	15.527453	14.34%	1,879	2004
	10.000000	13.580570	35.81%	1,103	2003*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class I - Q/NQ	12.959566	13.937912	7.55%	341,237	2010
	10.000000	12.959566	29.60%	0	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	12.934195	13.596896	5.12%	6,580	2010
	10.000000	12.934195	29.34%	9,087	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	10.734303	12.284516	14.44%	66,690	2010
	8.447508	10.734303	27.07%	76,868	2009
	13.563070	8.447508	-37.72%	85,969	2008
	14.032808	13.563070	-3.35%	98,774	2007
	12.247557	14.032808	14.58%	86,975	2006
	11.884888	12.247557	3.05%	75,123	2005
	10.232526	11.884888	16.15%	38,680	2004
	7.875820	10.232526	29.92%	20,730	2003
	10.643778	7.875820	-26.01%	3,900	2002
	12.258057	10.643778	-13.17%	2,615	2001

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	15.045825	16.273489	8.16%	502	2010
	10.532128	15.045825	42.86%	106,113	2009
	19.556880	10.532128	-46.15%	118,023	2008
	17.333124	19.556880	12.83%	131,152	2007
	16.243171	17.333124	6.71%	137,483	2006
	15.634471	16.243171	3.89%	133,077	2005
	14.790435	15.634471	5.71%	132,601	2004
	11.426546	14.790435	29.44%	112,744	2003
	15.804639	11.426546	-27.70%	98,160	2002
	18.290036	15.804639	-13.59%	77,846	2001

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	18.934646	21.707002	14.64%	65,887	2010
	13.711763	18.934646	38.09%	71,962	2009
	23.194279	13.711763	-40.88%	81,939	2008
	22.067063	23.194279	5.11%	91,302	2007
	18.967927	22.067063	16.34%	83,603	2006
	16.781825	18.967927	13.03%	66,943	2005
	14.242986	16.781825	17.83%	42,664	2004
	10.000000	14.242986	42.43%	16,465	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	11.979518	13.732396	14.63%	12,272	2010
	8.670472	11.979518	38.16%	14,001	2009
	14.665223	8.670472	-40.88%	15,341	2008
	13.954930	14.665223	5.09%	18,932	2007
	11.994723	13.954930	16.34%	20,786	2006
	10.615063	11.994723	13.00%	23,028	2005
	9.011599	10.615063	17.79%	24,850	2004
	6.374126	9.011599	41.38%	33,636	2003
	8.281465	6.374126	-23.03%	37,732	2002
	9.525016	8.281465	-13.06%	19,429	2001

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	2.506254	2.841247	13.37%	575	2010
	2.000278	2.506254	25.30%	384	2009
	9.586595	2.000278	-79.13%	1,454	2008
	10.000000	9.586595	-4.13%	83	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	2.714612	3.080914	13.49%	32	2010
	2.191393	2.714612	23.88%	72	2009
	10.394627	2.191393	-78.92%	72	2008
	10.526915	10.394627	-1.26%	668	2007
	10.000000	10.526915	5.27%	273	2006*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	12.264481	14.076369	14.77%	58,330	2010
	9.671519	12.264481	26.81%	72,079	2009
	15.901541	9.671519	-39.18%	77,318	2008
	15.405998	15.901541	3.22%	81,268	2007
	13.548971	15.405998	13.71%	82,184	2006
	12.933232	13.548971	4.76%	72,273	2005
	11.952995	12.933232	8.20%	67,599	2004
	9.542333	11.952995	25.26%	61,480	2003
	11.888126	9.542333	-19.73%	49,174	2002
	13.387444	11.888126	-11.20%	36,289	2001

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares - Q/NQ	8.152745	9.945375	21.99%	4,143	2010
	6.011559	8.152745	35.62%	6,452	2009
	9.782119	6.011559	-38.55%	10,446	2008
	10.017743	9.782119	-2.35%	11,848	2007
	10.000000	10.017743	0.18%	7,602	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ	11.736436	14.787968	26.00%	62,681	2010
	8.953474	11.736436	31.08%	66,973	2009
	17.783866	8.953474	-49.65%	67,485	2008
	16.920420	17.783866	5.10%	70,472	2007
	16.625356	16.920420	1.77%	77,089	2006
	14.972502	16.625356	11.04%	78,121	2005
	12.645718	14.972502	18.40%	78,060	2004
	10.186018	12.645718	24.15%	76,327	2003
	14.270642	10.186018	-28.62%	68,719	2002
	21.006006	14.270642	-32.06%	55,971	2001

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.881912	11.764923	8.11%	1,637	2010
	10.000000	10.881912	8.82%	252	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.961461	11.397306	3.98%	20,370	2010
	10.000000	10.961461	9.61%	6,780	2009*

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ	11.924954	12.743989	6.87%	0	2010
	10.193531	11.924954	16.99%	0	2009
	11.091221	10.193531	-8.09%	0	2008
	10.141328	11.091221	9.37%	0	2007
	10.000000	10.141328	1.41%	0	2006*

PIMCO Variable Insurance Trust -Total Return Portfolio: Administrative Class - Q/NQ	13.032053	13.927366	6.87%	0	2010
	11.561741	13.032053	12.72%	0	2009
	11.166001	11.561741	3.54%	0	2008
	10.388364	11.166001	7.49%	0	2007
	10.000000	10.388364	3.88%	0	2006*

Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ	9.915852	12.738663	28.47%	0	2010
	6.347117	9.915852	56.23%	0	2009
	11.318777	6.347117	-43.92%	0	2008
	11.013104	11.318777	2.78%	0	2007
	10.000000	11.013104	10.13%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

SBL Fund - Series D (Global Series) - Q/NQ	9.276291	10.693217	15.27%	0	2010
	7.055306	9.276291	31.48%	0	2009
	11.591815	7.055306	-39.14%	0	2008
	11.406249	11.591815	1.63%	0	2007
	10.000000	11.406249	14.06%	0	2006*

SBL Fund - Series J (Mid Cap Growth Series) - Q/NQ	7.725313	9.482608	22.75%	0	2010
	5.428630	7.725313	42.31%	0	2009
	9.147859	5.428630	-40.66%	0	2008
	10.332511	9.147859	-11.47%	0	2007
	10.000000	10.332511	3.33%	0	2006*

SBL Fund - Series N (Managed Asset Allocation Series) - Q/NQ	10.325228	11.284535	9.29%	955	2010
	8.314433	10.325228	24.18%	956	2009
	11.553835	8.314433	-28.04%	958	2008
	11.023401	11.553835	4.81%	0	2007
	10.000000	11.023401	10.23%	0	2006*

SBL Fund - Series O (All Cap Value Series) - Q/NQ	9.276291	10.693217	15.27%	0	2010
	7.055306	9.276291	31.48%	0	2009
	11.591815	7.055306	-39.14%	0	2008
	11.406249	11.591815	1.63%	0	2007
	10.000000	11.406249	14.06%	0	2006*

SBL Fund - Series P (High Yield Series) - Q/NQ	12.628451	14.409634	14.10%	0	2010
	7.395228	12.628451	70.76%	0	2009
	10.684493	7.395228	-30.79%	0	2008
	10.589657	10.684493	0.90%	0	2007
	10.000000	10.589657	5.90%	0	2006*

SBL Fund - Series Q (Small Cap Value Series) - Q/NQ	11.030887	13.290438	20.48%	0	2010
	7.156435	11.030887	54.14%	0	2009
	11.788402	7.156435	-39.29%	0	2008
	10.817313	11.788402	8.98%	0	2007
	10.000000	10.817313	8.17%	0	2006*

SBL Fund - Series V (Mid Cap Value Series) - Q/NQ	10.903247	12.696267	16.44%	0	2010
	7.663686	10.903247	42.27%	0	2009
	10.837871	7.663686	-29.29%	0	2008
	10.764449	10.837871	0.68%	0	2007
	10.000000	10.764449	7.64%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

SBL Fund - Series X (Small Cap Growth Series) - Q/NQ	7.539731	9.696284	28.60%	0	2010
	5.641794	7.539731	33.64%	0	2009
	10.814772	5.641794	-47.83%	0	2008
	10.360638	10.814772	4.38%	0	2007
	10.000000	10.360638	3.61%	0	2006*

SBL Fund - Series Y (Large Cap Concentrated Growth Series) - Q/NQ	8.234893	9.495422	15.31%	0	2010
	6.250453	8.234893	31.75%	0	2009
	10.048206	6.250453	-37.80%	0	2008
	10.835513	10.048206	-7.27%	0	2007
	10.000000	10.835513	8.36%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ	10.000000	10.555188	5.55%	0	2010*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	10.449346	11.067196	5.91%	2,558	2010
	9.641045	10.449346	8.38%	3,040	2009
	10.861617	9.641045	-11.24%	6,504	2008
	10.420412	10.861617	4.23%	7,885	2007
	10.000000	10.420412	4.20%	2,751	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	35.894065	38.939037	8.48%	727	2010
	27.887028	35.894065	28.71%	766	2009
	33.180925	27.887028	-15.95%	2,679	2008
	31.510701	33.180925	5.30%	2,927	2007
	28.767313	31.510701	9.54%	3,165	2006
	25.924994	28.767313	10.96%	3,583	2005
	23.828896	25.924994	8.80%	3,956	2004
	18.852711	23.828896	26.40%	3,298	2003
	17.461708	18.852711	7.97%	2,315	2002
	16.045362	17.461708	8.83%	621	2001

The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class I - Q/NQ	13.114039	13.700079	4.47%	0	2010
	10.010271	13.114039	31.01%	0	2009
	18.288061	10.010271	-45.26%	0	2008
	16.146209	18.288061	13.27%	0	2007
	13.052832	16.146209	23.70%	0	2006
	11.888377	13.052832	9.79%	0	2005
	10.245194	11.888377	16.04%	0	2004
	8.134101	10.245194	25.95%	0	2003
	10.000000	8.134101	-18.66%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Class R1 - Q/NQ	22.697440	28.464098	25.41%	4,935	2010
	10.759965	22.697440	110.94%	5,194	2009
	30.881418	10.759965	-65.16%	5,987	2008
	22.710866	30.881418	35.98%	6,217	2007
	16.464941	22.710866	37.93%	7,630	2006
	12.631088	16.464941	30.35%	5,488	2005
	10.000000	12.631088	26.31%	2,832	2004*

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ	45.597634	57.171559	25.38%	983	2010
	21.638159	45.597634	110.73%	1,547	2009
	62.153612	21.638159	-65.19%	1,829	2008
	45.692872	62.153612	36.02%	2,392	2007
	33.136572	45.692872	37.89%	2,878	2006
	25.395192	33.136572	30.48%	3,975	2005
	20.406985	25.395192	24.44%	4,217	2004
	13.388854	20.406985	52.42%	5,371	2003
	13.949511	13.388854	-4.02%	4,818	2002
	14.373141	13.949511	-2.95%	3,458	2001

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Class R1 - Q/NQ	27.478457	35.109331	27.77%	5,508	2010
	17.636206	27.478457	55.81%	7,991	2009
	33.099989	17.636206	-46.72%	10,137	2008
	23.042373	33.099989	43.65%	10,284	2007
	18.717058	23.042373	23.11%	14,755	2006
	12.488115	18.717058	49.88%	14,164	2005
	10.000000	12.488115	24.88%	2,996	2004*

Van Eck VIP Trust - Van Eck Global Hard Assets Fund: Initial Class - Q/NQ	42.915980	54.825340	27.75%	1,078	2010
	27.559137	42.915980	55.72%	2,323	2009
	51.750299	27.559137	-46.75%	2,464	2008
	36.018604	51.750299	43.68%	2,584	2007
	29.268051	36.018604	23.06%	4,223	2006
	19.520708	29.268051	49.93%	4,918	2005
	15.896223	19.520708	22.80%	6,721	2004
	11.106735	15.896223	43.12%	7,222	2003
	11.563707	11.106735	-3.95%	2,034	2002
	13.063519	11.563707	-11.48%	566	2001

Wells Fargo Variable Trust - VT Small Cap Growth Fund - Q/NQ	13.100218	16.416634	25.32%	2,632	2010
	10.000000	13.100218	31.00%	2,674	2009*

Additional Contract Options Elected (Total 1.20%)
(Variable account charges of 1.20% of the daily net assets of the variable account)

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	8.744818	10.937267	25.07%	0	2010
	6.204371	8.744818	40.95%	0	2009
	10.000000	6.204371	-37.96%	0	2008*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	12.349734	12.826176	3.86%	4,663	2010
	11.341243	12.349734	8.89%	3,778	2009
	11.664298	11.341243	-2.77%	3,642	2008
	10.782991	11.664298	8.17%	3,992	2007
	10.743070	10.782991	0.37%	3,514	2006
	10.705893	10.743070	0.35%	2,979	2005
	10.240855	10.705893	4.54%	2,809	2004
	10.000000	10.240855	2.41%	2,238	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	11.729347	13.228101	12.78%	11,653	2010
	10.052611	11.729347	16.68%	11,884	2009
	15.554749	10.052611	-35.37%	12,575	2008
	15.755326	15.554749	-1.27%	11,924	2007
	13.618988	15.755326	15.69%	12,171	2006
	13.173845	13.618988	3.38%	9,846	2005
	11.800602	13.173845	11.64%	8,375	2004
	9.233496	11.800602	27.80%	6,834	2003
	11.591056	9.233496	-20.34%	3,328	2002
	12.802086	11.591056	-9.46%	2,057	2001

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	12.971540	14.519615	11.93%	0	2010
	9.815043	12.971540	32.16%	0	2009
	18.004862	9.815043	-45.49%	476	2008
	15.437238	18.004862	16.63%	527	2007
	12.496772	15.437238	23.53%	814	2006
	11.167883	12.496772	11.90%	883	2005
	9.835624	11.167883	13.55%	900	2004
	7.995327	9.835624	23.02%	1,042	2003
	10.162935	7.995327	-21.33%	2,746	2002
	14.524713	10.162935	-30.03%	2,588	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	10.247605	12.074087	17.82%	5,303	2010
	7.981902	10.247605	28.39%	5,303	2009
	10.679075	7.981902	-25.26%	5,673	2008
	11.064576	10.679075	-3.48%	5,229	2007
	10.000000	11.064576	10.65%	54	2006*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	17.786839	19.932410	12.06%	0	2010
	15.019486	17.786839	18.43%	13,651	2009
	20.761269	15.019486	-27.66%	14,627	2008
	22.153132	20.761269	-6.28%	20,563	2007
	18.896571	22.153132	17.23%	18,623	2006
	18.208834	18.896571	3.78%	15,392	2005
	16.119499	18.208834	12.96%	12,703	2004
	12.651422	16.119499	27.41%	9,816	2003
	14.654697	12.651422	-13.67%	5,561	2002
	13.147862	14.654697	11.46%	2,789	2001

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	12.080182	13.100288	8.44%	5,689	2010
	10.000000	12.080182	20.80%	461	2009*

Credit Suisse Trust - International Equity Flex III Portfolio - Q/NQ	10.102183	11.201853	10.89%	0	2010
	10.000000	10.102183	1.02%	0	2009*

Credit Suisse Trust - U.S. Equity Flex I Portfolio - Q/NQ	10.843865	12.262940	13.09%	0	2010

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	12.369464	15.377498	24.32%	7,089	2010
	10.013642	12.369464	23.53%	11,973	2009
	14.670723	10.013642	-31.74%	14,674	2008
	14.947780	14.670723	-1.85%	16,548	2007
	13.223234	14.947780	13.04%	22,173	2006
	12.480627	13.223234	5.95%	19,938	2005
	10.364013	12.480627	20.42%	14,823	2004
	7.613403	10.364013	36.13%	11,487	2003
	10.000000	7.613403	-23.87%	1,628	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Socially Responsible Growth Fund, Inc. (The) - Initial Shares - Q/NQ	10.182340	11.550728	13.44%	2,246	2010
	7.705099	10.182340	32.15%	2,259	2009
	11.892933	7.705099	-35.21%	2,472	2008
	11.168633	11.892933	6.49%	2,476	2007
	10.351504	11.168633	7.89%	3,123	2006
	10.111287	10.351504	2.38%	4,445	2005
	9.635655	10.111287	4.94%	4,352	2004
	7.739942	9.635655	24.49%	6,304	2003
	11.025487	7.739942	-29.80%	6,369	2002
	14.414394	11.025487	-23.51%	5,669	2001

Dreyfus Stock Index Fund, Inc. - Initial Shares - Q/NQ	11.595206	13.156042	13.46%	19,647	2010
	9.289668	11.595206	24.82%	25,899	2009
	14.958510	9.289668	-37.90%	30,737	2008
	14.385200	14.958510	3.99%	30,917	2007
	12.605780	14.385200	14.12%	31,127	2006
	12.186711	12.605780	3.44%	29,593	2005
	11.148445	12.186711	9.31%	27,120	2004
	8.790442	11.148445	26.82%	26,161	2003
	11.460136	8.790442	-23.30%	17,236	2002
	13.209188	11.460136	-13.24%	11,724	2001

Dreyfus Variable Investment Fund -Appreciation Portfolio: Initial Shares - Q/NQ	12.797113	14.580318	13.93%	4,880	2010
	10.568422	12.797113	21.09%	4,796	2009
	15.183971	10.568422	-30.40%	4,817	2008
	14.346155	15.183971	5.84%	4,521	2007
	12.465876	14.346155	15.08%	4,756	2006
	12.087664	12.465876	3.13%	4,082	2005
	11.646776	12.087664	3.79%	3,461	2004
	9.728623	11.646776	19.72%	2,716	2003
	11.823034	9.728623	-17.71%	1,950	2002
	13.195948	11.823034	-10.40%	945	2001

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	15.232405	16.329532	7.20%	13,126	2010
	12.801405	15.232405	18.99%	15,765	2009
	13.975403	12.801405	-8.40%	16,508	2008
	13.423384	13.975403	4.11%	18,135	2007
	13.044103	13.423384	2.91%	21,823	2006
	13.033001	13.044103	0.09%	19,223	2005
	12.730457	13.033001	2.38%	17,382	2004
	12.313044	12.730457	3.39%	18,958	2003
	11.401464	12.313044	8.00%	10,120	2002
	10.684388	11.401464	6.71%	5,592	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ	10.252378	11.419590	11.38%	4,300	2010
	8.358168	10.252378	22.66%	3,492	2009
	11.291189	8.358168	-25.98%	0	2008
	10.519576	11.291189	7.34%	0	2007
	10.000000	10.519576	5.20%	0	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ	9.702572	10.978165	13.15%	909	2010
	7.625956	9.702572	27.23%	720	2009
	11.471058	7.625956	-33.52%	2,300	2008
	10.539579	11.471058	8.84%	727	2007
	10.000000	10.539579	5.40%	675	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ	9.214958	10.561122	14.61%	13,181	2010
	7.097840	9.214958	29.83%	15,116	2009
	11.601646	7.097840	-38.82%	294	2008
	10.559747	11.601646	9.87%	24	2007
	10.000000	10.559747	5.60%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ	17.914214	20.727482	15.70%	0	2010
	13.365134	17.914214	34.04%	42,910	2009
	23.573218	13.365134	-43.30%	39,148	2008
	20.305885	23.573218	16.09%	47,461	2007
	18.417343	20.305885	10.25%	41,576	2006
	15.952706	18.417343	15.45%	32,383	2005
	13.999044	15.952706	13.96%	21,735	2004
	11.039054	13.999044	26.81%	16,302	2003
	12.335838	11.039054	-10.51%	10,319	2002
	14.247834	12.335838	-13.42%	6,426	2001

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	8.867305	10.439308	17.73%	7,194	2010
	6.081720	8.867305	45.80%	5,267	2009
	13.500848	6.081720	-54.95%	3,570	2008
	9.383035	13.500848	43.89%	3,842	2007
	10.000000	9.383035	-6.17%	2,225	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	13.092259	14.886926	13.71%	32,721	2010
	10.190835	13.092259	28.47%	39,619	2009
	18.002932	10.190835	-43.39%	39,255	2008
	17.968073	18.002932	0.19%	48,032	2007
	15.144659	17.968073	18.64%	41,700	2006
	14.493567	15.144659	4.49%	38,503	2005
	13.170455	14.493567	10.05%	31,733	2004
	10.236736	13.170455	28.66%	23,344	2003
	12.483021	10.236736	-17.99%	13,812	2002
	13.313013	12.483021	-6.23%	9,970	2001

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	8.039293	9.821719	22.17%	0	2010
	5.583962	8.039293	43.97%	302	2009
	12.576778	5.583962	-55.60%	303	2008
	10.346265	12.576778	21.56%	512	2007
	9.944414	10.346265	4.04%	512	2006
	9.245533	9.944414	7.56%	513	2005
	8.740750	9.245533	5.78%	514	2004
	6.823011	8.740750	28.11%	515	2003
	8.844341	6.823011	-22.85%	457	2002
	10.463173	8.844341	-15.47%	367	2001

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	10.600829	12.993343	22.57%	26,809	2010
	8.372807	10.600829	26.61%	35,083	2009
	16.060924	8.372807	-47.87%	35,415	2008
	12.813873	16.060924	25.34%	34,797	2007
	12.151083	12.813873	5.45%	35,207	2006
	11.638000	12.151083	4.41%	36,372	2005
	11.407069	11.638000	2.02%	33,029	2004
	8.695091	11.407069	31.19%	28,668	2003
	12.608518	8.695091	-31.04%	20,977	2002
	15.512519	12.608518	-18.72%	16,500	2001

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	12.165048	13.676299	12.42%	2,937	2010
	8.563916	12.165048	42.05%	2,986	2009
	11.567096	8.563916	-25.96%	3,493	2008
	11.405362	11.567096	1.42%	3,546	2007
	10.382924	11.405362	9.85%	12,944	2006
	10.250064	10.382924	1.30%	13,386	2005
	9.477262	10.250064	8.15%	10,578	2004
	7.554754	9.477262	25.45%	9,199	2003
	7.379494	7.554754	2.37%	5,816	2002
	8.478210	7.379494	-12.96%	5,006	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ	10.335924	11.607104	12.30%	7,829	2010
	7.268321	10.335924	42.21%	6,942	2009
	9.806038	7.268321	-25.88%	5,699	2008
	10.000000	9.806038	-1.94%	5,438	2007*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	12.199820	12.979067	6.39%	18,615	2010
	10.674834	12.199820	14.29%	26,016	2009
	11.178437	10.674834	-4.51%	15,300	2008
	10.857668	11.178437	2.95%	16,736	2007
	10.536126	10.857668	3.05%	10,201	2006
	10.446445	10.536126	0.86%	4,884	2005
	10.135570	10.446445	3.07%	3,712	2004
	10.000000	10.135570	1.36%	927	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	9.303679	11.830540	27.16%	17,059	2010
	6.725459	9.303679	38.34%	13,760	2009
	11.253265	6.725459	-40.24%	11,268	2008
	9.863182	11.253265	14.09%	14,410	2007
	10.000000	9.863182	-1.37%	13,537	2006*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	13.555045	15.132512	11.64%	815	2010
	10.850910	13.555045	24.92%	832	2009
	19.565247	10.850910	-44.54%	832	2008
	16.896770	19.565247	15.79%	858	2007
	14.499246	16.896770	16.54%	858	2006
	12.334722	14.499246	17.55%	927	2005
	11.000744	12.334722	12.13%	1,030	2004
	7.775040	11.000744	41.49%	1,031	2003
	9.879361	7.775040	-21.30%	1,036	2002
	12.702222	9.879361	-22.22%	1,116	2001

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	13.489945	15.062151	11.65%	9,630	2010
	10.794322	13.489945	24.97%	13,735	2009
	19.467718	10.794322	-44.55%	13,805	2008
	16.809880	19.467718	15.81%	12,951	2007
	14.424335	16.809880	16.54%	12,249	2006
	12.275838	14.424335	17.50%	11,043	2005
	10.947388	12.275838	12.13%	9,575	2004
	7.734738	10.947388	41.54%	6,210	2003
	10.000000	7.734738	-22.65%	3,482	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	11.906264	14.875465	24.94%	2,724	2010
	7.656370	11.906264	55.51%	2,808	2009
	15.872344	7.656370	-51.76%	2,915	2008
	15.214228	15.872344	4.33%	2,100	2007
	13.252038	15.214228	14.81%	1,736	2006
	13.078442	13.252038	1.33%	1,352	2005
	11.612918	13.078442	12.62%	930	2004
	7.448995	11.612918	55.90%	390	2003
	10.000000	7.448995	-25.51%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.619457	11.821730	11.32%	5,379	2010
	7.926819	10.619457	33.97%	5,675	2009
	11.405666	7.926819	-30.50%	5,192	2008
	11.126930	11.405666	2.51%	3,292	2007
	10.000000	11.126930	11.27%	1,440	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	8.277889	10.486815	26.68%	12,287	2010
	6.487052	8.277889	27.61%	5,625	2009
	9.802409	6.487052	-33.82%	3,946	2008
	10.164026	9.802409	-3.56%	1,725	2007
	10.000000	10.164026	1.64%	803	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	8.496860	9.255758	8.93%	2,613	2010
	6.602655	8.496860	28.69%	141	2009
	10.000000	6.602655	-33.97%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	10.826778	12.570352	16.10%	63	2010
	6.347673	10.826778	70.56%	493	2009
	13.575240	6.347673	-53.24%	625	2008
	10.676971	13.575240	27.15%	825	2007
	10.000000	10.676971	6.77%	450	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ	14.557993	15.631197	7.37%	0	2010
	10.728574	14.557993	35.69%	0	2009
	18.169582	10.728574	-40.95%	0	2008
	15.883636	18.169582	14.39%	0	2007
	13.209799	15.883636	20.24%	0	2006
	12.101957	13.209799	9.15%	0	2005
	10.304201	12.101957	17.45%	0	2004
	7.868033	10.304201	30.96%	0	2003
	10.000000	7.868033	-21.32%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	9.892389	10.595408	7.11%	734	2010
	7.297905	9.892389	35.55%	1,207	2009
	12.392141	7.297905	-41.11%	1,740	2008
	10.865204	12.392141	14.05%	819	2007
	10.000000	10.865204	8.65%	3,430	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	14.113920	15.949762	13.01%	13,393	2010
	12.036200	14.113920	17.26%	13,022	2009
	11.470459	12.036200	4.93%	8,578	2008
	10.456863	11.470459	9.69%	9,661	2007
	10.000000	10.456863	4.57%	1,025	2006*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	7.377654	8.397536	13.82%	0	2010
	6.185696	7.377654	19.27%	0	2009
	10.912533	6.185696	-43.32%	0	2008
	9.885895	10.912533	10.38%	0	2007
	10.000000	9.885895	-1.14%	0	2006*

Invesco - Invesco V.I. Capital Development Fund: Series II Shares - Q/NQ	8.073745	9.450422	17.05%	345	2010
	5.755196	8.073745	40.29%	820	2009
	11.017691	5.755196	-47.76%	818	2008
	10.088107	11.017691	9.21%	746	2007
	10.000000	10.088107	0.88%	669	2006*

Invesco - Invesco V.I. Global Health Care Fund: Series I Shares - Q/NQ	10.501983	10.925222	4.03%	0	2010
	8.325488	10.501983	26.14%	0	2009
	11.805376	8.325488	-29.48%	0	2008
	10.683050	11.805376	10.51%	0	2007
	10.000000	10.683050	6.83%	0	2006*

Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares - Q/NQ	8.461723	9.824406	16.10%	0	2010
	6.511587	8.461723	29.95%	0	2009
	11.906931	6.511587	-45.31%	0	2008
	12.759106	11.906931	-6.68%	0	2007
	10.000000	12.759106	27.59%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco - Invesco V.I. International Growth Fund: Series I Shares - Q/NQ	16.858284	18.798634	11.51%	0	2010
	12.616616	16.858284	33.62%	0	2009
	21.419228	12.616616	-41.10%	0	2008
	18.898897	21.419228	13.34%	0	2007
	14.916325	18.898897	26.70%	0	2006
	12.801831	14.916325	16.52%	0	2005
	10.448966	12.801831	22.52%	0	2004
	8.194331	10.448966	27.51%	0	2003
	10.000000	8.194331	-18.06%	0	2002*

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	21.835756	23.445457	7.37%	5,376	2010
	17.674192	21.835756	23.55%	1,049	2009

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	9.292757	9.776182	5.20%	32,155	2010
	6.441522	9.292757	44.26%	22,179	2009
	11.707458	6.441522	-44.98%	20,968	2008
	8.673028	11.707458	34.99%	14,631	2007
	8.044709	8.673028	7.81%	15,514	2006
	7.233815	8.044709	11.21%	15,779	2005
	6.206483	7.233815	16.55%	14,551	2004
	5.224689	6.206483	18.79%	13,997	2003
	6.290120	5.224689	-16.94%	13,974	2002
	8.145127	6.290120	-22.77%	10,306	2001

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	12.478522	15.351577	23.02%	3,786	2010
	8.039786	12.478522	55.21%	3,998	2009
	14.504483	8.039786	-44.57%	4,061	2008
	12.058365	14.504483	20.29%	4,167	2007
	11.306670	12.058365	6.65%	3,705	2006
	10.279283	11.306670	9.99%	3,378	2005
	10.317923	10.279283	-0.37%	2,807	2004
	7.097740	10.317923	45.37%	2,049	2003
	10.000000	7.097740	-29.02%	1,280	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	4.097605	5.036169	22.91%	417	2010
	2.643381	4.097605	55.01%	462	2009
	4.775364	2.643381	-44.65%	464	2008
	3.971844	4.775364	20.23%	468	2007
	3.728118	3.971844	6.54%	469	2006
	3.382577	3.728118	10.22%	610	2005
	3.404379	3.382577	-0.64%	656	2004
	2.352398	3.404379	44.72%	1,138	2003
	4.030994	2.352398	-41.64%	1,145	2002
	6.509446	4.030994	-38.07%	3,993	2001

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	24.131758	29.810212	23.53%	10,439	2010
	13.639607	24.131758	76.92%	9,004	2009
	28.888141	13.639607	-52.78%	8,098	2008
	22.831314	28.888141	26.53%	7,196	2007
	15.752110	22.831314	44.94%	6,608	2006
	12.076286	15.752110	30.44%	4,299	2005
	10.296399	12.076286	17.29%	3.939	2004
	7.745526	10.296399	32.93%	2,849	2003
	10.000000	7.745526	-22.54%	1,474	2002*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	14.113259	17.432478	23.52%	1,423	2010
	7.977040	14.113259	76.92%	1,458	2009
	16.901767	7.977040	-52.80%	1,461	2008
	13.363752	16.901767	26.47%	1,541	2007
	9.224320	13.363752	44.88%	1,802	2006
	7.075935	9.224320	30.36%	1,922	2005
	6.034263	7.075935	17.26%	2,035	2004
	4.539769	6.034263	32.92%	3,411	2003
	6.189198	4.539769	-26.65%	3,704	2002
	8.181886	6.189198	-24.35%	4,403	2001

JP Morgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ	11.865912	14.473302	21.97%	1,013	2010
	9.479322	11.865912	25.18%	1,430	2009
	14.364858	9.479322	-34.01%	1,433	2008
	14.192075	14.364858	1.22%	2,856	2007
	12.293683	14.192075	15.44%	2,925	2006
	11.393010	12.293683	7.91%	6,602	2005
	10.000000	11.393010	13.93%	1,184	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class - Q/NQ	10.000000	10.756923	7.57%	213	2010*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	9.461369	10.396378	9.88%	3,783	2010
	7.820481	9.461369	20.98%	4,506	2009
	11.769084	7.820481	-33.55%	5,086	2008
	11.072036	11.769084	6.30%	2,553	2007
	10.000000	11.072036	10.72%	14	2006*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.204416	10.614801	4.02%	2,809	2010
	9.113768	10.204416	11.97%	2,981	2009
	10.655363	9.113768	-14.47%	3,396	2008
	10.294293	10.655363	3.51%	1,351	2007
	9.998849	10.294293	2.95%	1,107	2006
	9.975981	9.998849	0.23%	923	2005
	10.019076	9.975981	-0.43%	630	2004
	10.000000	10.019076	0.19%	25	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	7.014399	8.289379	18.18%	0	2010
	5.783597	7.014399	21.28%	0	2009
	9.671730	5.783597	-40.20%	0	2008
	9.739699	9.671730	-0.70%	0	2007
	10.000000	9.739699	-2.60%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	11.062852	13.428283	21.38%	53	2010
	8.519760	11.062852	29.85%	388	2009
	14.240089	8.519760	-40.17%	381	2008
	13.394228	14.240089	6.32%	1,313	2007
	11.922729	13.394228	12.34%	1,241	2006
	11.292761	11.922729	5.58%	466	2005
	10.000000	11.292761	12.93%	363	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Century NVIT Growth Fund: Class I - Q/NQ	6.760382	7.964907	17.82%	4,933	2010
	5.126544	6.760382	31.87%	4,911	2009
	8.465669	5.126544	-39.44%	5,283	2008
	7.168076	8.465669	18.10%	4,966	2007
	6.833425	7.168076	4.90%	5,027	2006
	6.494037	6.833425	5.23%	5,433	2005
	6.077202	6.494037	6.86%	5,973	2004
	4.633836	6.077202	31.15%	5,622	2003
	6.580071	4.633836	-29.58%	5,409	2002
	9.268169	6.580071	-29.00%	7,170	2001

NVIT American Century NVIT Multi Cap Value Fund: Class I - Q/NQ	12.463678	13.972200	12.10%	25,877	2010
	10.000000	12.463678	24.64%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	9.290525	10.282176	10.67%	1,416	2010
	7.619334	9.290525	21.93%	1,443	2009
	10.981885	7.619334	-30.62%	1,472	2008
	10.472825	10.981885	4.86%	1,688	2007
	10.000000	10.472825	4.73%	1,681	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.494946	10.990144	4.72%	2,869	2010
	9.471637	10.494946	10.80%	3,599	2009
	10.636755	9.471637	-10.95%	3,586	2008
	10.454871	10.636755	1.74%	169	2007
	10.000000	10.454871	4.55%	130	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.307303	11.334491	9.97%	6,628	2010
	7.367390	10.307303	39.90%	9,009	2009
	12.152287	7.367390	-39.37%	8,306	2008
	10.755666	12.152287	12.98%	4,134	2007
	10.000000	10.755666	7.56%	2,140	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	8.589921	10.030959	16.78%	10,054	2010
	6.264678	8.589921	37.12%	10,326	2009
	11.366340	6.264678	-44.88%	9,324	2008
	10.281776	11.366340	10.55%	7,859	2007
	10.000000	10.281776	2.82%	5,742	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	7.753245	8.500979	9.64%	12,111	2010
	6.004590	7.753245	29.12%	3,098	2009
	9.812784	6.004590	-38.81%	3,090	2008
	10.000000	9.812784	-1.87%	0	2007*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	15.559975	17.395585	11.80%	261	2010
	10.787009	15.559975	44.25%	428	2009
	15.161801	10.787009	-28.85%	428	2008
	14.880516	15.161801	1.89%	966	2007
	13.616913	14.880516	9.28%	967	2006
	13.461410	13.616913	1.16%	1,146	2005
	12.375393	13.461410	8.78%	1,163	2004
	10.244088	12.375393	20.81%	1,516	2003
	10.044539	10.244088	1.99%	1,188	2002
	9.755865	10.044539	2.96%	11	2001

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.940929	13.350303	11.80%	1,370	2010
	8.273481	11.940929	44.33%	2,166	2009
	11.646442	8.273481	-28.96%	2,550	2008
	11.426670	11.646442	1.92%	2,215	2007
	10.456788	11.426670	9.28%	548	2006
	10.000000	10.456788	4.57%	252	2005*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ	7.768792	8.873553	14.22%	11,090	2010
	5.140642	7.768792	51.12%	12,862	2009
	10.000000	5.140642	-48.59%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	7.964638	9.724722	22.10%	1,563	2010
	6.128718	7.964638	29.96%	2,191	2009
	10.000000	6.128718	-38.71%	2,113	2008*

NVIT NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ	8.120150	9.222635	13.58%	8,877	2010
	6.361474	8.120150	27.65%	987	2009
	10.000000	6.361474	-36.39%	403	2008*

NVIT NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ	9.381701	10.233697	9.08%	0	2010
	7.924860	9.381701	18.38%	0	2009
	10.000000	7.924860	-20.75%	0	2008*

NVIT NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ	8.835230	9.810720	11.04%	0	2010
	7.202203	8.835230	22.67%	0	2009
	10.000000	7.202203	-27.98%	0	2008*

NVIT NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ	10.134560	10.693892	5.52%	0	2010
	9.075933	10.134560	11.66%	0	2009
	10.000000	9.075933	-9.24%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ	9.108906	10.022954	10.03%	0	2010
	7.560267	9.108906	20.48%	0	2009
	10.000000	7.560267	-24.40%	0	2008*

NVIT NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ	8.552690	9.574904	11.95%	1,408	2010
	6.838895	8.552690	25.06%	28	2009
	10.000000	6.838895	-31.61%	28	2008*

NVIT NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ	9.656186	10.402177	7.73%	0	2010
	8.305104	9.656186	16.27%	0	2009
	10.000000	8.305104	-16.95%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	10.603308	11.215326	5.77%	154	2010
	9.865476	10.603308	7.48%	344	2009
	10.000000	9.865476	-1.35%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	11.330708	12.103098	6.82%	0	2010
	9.849433	11.330708	15.04%	0	2009
	10.000000	9.849433	-1.51%	0	2008*

NVIT NVIT Emerging Markets Fund: Class I - Q/NQ	22.758326	26.122563	14.78%	0	2010
	14.104539	22.758326	61.35%	0	2009
	33.799667	14.104539	-58.27%	0	2008
	23.500696	33.799667	43.82%	0	2007
	17.397252	23.500696	35.08%	0	2006
	13.275190	17.397252	31.05%	0	2005
	11.128016	13.275190	19.30%	0	2004
	6.815122	11.128016	63.28%	0	2003
	8.137235	6.815122	-16.25%	0	2002
	8.686950	8.137235	-6.33%	0	2001

NVIT NVIT Emerging Markets Fund: Class III - Q/NQ	25.048732	28.761189	14.82%	6,498	2010
	15.507825	25.048732	61.52%	6,017	2009
	37.222183	15.507825	-58.34%	5,774	2008
	25.885813	37.222183	43.79%	5,701	2007
	19.173227	25.885813	35.01%	3,969	2006
	14.628417	19.173227	31.07%	2,006	2005
	12.261030	14.628417	19.31%	1,193	2004
	7.511024	12.261030	63.24%	136	2003
	10.000000	7.511024	-24.89%	32	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Government Bond Fund: Class I - Q/NQ	15.527093	16.074348	3.52%	15,180	2010
	15.304243	15.527093	1.46%	19,630	2009
	14.380053	15.304243	6.43%	20,765	2008
	13.583305	14.380053	5.87%	22,160	2007
	13.303332	13.583305	2.10%	22,855	2006
	13.038934	13.303332	2.03%	21,792	2005
	12.780385	13.038934	2.02%	19,831	2004
	12.681945	12.780385	0.78%	16,761	2003
	11.565612	12.681945	9.65%	12,656	2002
	10.914977	11.565612	5.96%	8,351	2001

NVIT NVIT International Equity Fund: Class I - Q/NQ	10.687119	11.962338	11.93%	0	2010
	8.338511	10.687119	28.17%	0	2009
	15.645882	8.338511	-46.70%	0	2008
	12.455693	15.645882	25.61%	0	2007
	9.481057	12.455693	31.37%	0	2006
	7.369528	9.481057	28.65%	0	2005
	6.531881	7.369528	12.82%	0	2004
	4.874649	6.531881	34.00%	0	2003
	6.500996	4.874649	-25.02%	0	2002
	9.222891	6.500996	-29.51%	37	2001

NVIT NVIT International Equity Fund: Class III - Q/NQ	17.019966	19.047309	11.91%	5,085	2010
	13.284846	17.019966	28.12%	5,573	2009
	24.919078	13.284846	-46.69%	5,160	2008
	19.837629	24.919078	25.62%	2,306	2007
	15.101683	19.837629	31.36%	1,734	2006
	11.741561	15.101683	28.62%	380	2005
	10.392529	11.741561	12.98%	216	2004
	7.772433	10.392529	33.71%	1	2003
	10.000000	7.772433	-22.28%	1	2002*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	8.396757	8.909825	6.11%	76	2010
	6.608175	8.396757	27.07%	70	2009
	11.752968	6.608175	-43.77%	164	2008
	10.875421	11.752968	8.07%	9	2007
	10.000000	10.875421	8.75%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	12.223295	13.843384	13.25%	49,029	2010
	9.725789	12.223295	25.68%	58,195	2009
	15.586769	9.725789	-37.60%	62,390	2008
	14.889933	15.586769	4.68%	44,367	2007
	12.895102	14.889933	15.47%	27,808	2006
	12.092189	12.895102	6.64%	14,156	2005
	10.733522	12.092189	12.66%	4,836	2004
	8.238400	10.733522	30.29%	3,480	2003
	10.000000	8.238400	-17.62%	1,433	2002*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	11.546847	12.527985	8.50%	0	2010
	10.000000	11.546847	15.47%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	12.106579	13.400366	10.69%	7,948	2010
	10.000000	12.106579	21.07%	0	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	12.219414	12.784205	4.62%	6,516	2010
	11.337840	12.219414	7.78%	2,660	2009
	12.211001	11.337840	-7.15%	2,655	2008
	11.728967	12.211001	4.11%	47	2007
	11.181789	11.728967	4.89%	47	2006
	10.954966	11.181789	2.07%	44	2005
	10.595099	10.954966	3.40%	44	2004
	9.938018	10.595099	6.61%	42	2003
	10.000000	9.938018	-0.62%	124	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	12.386263	13.573262	9.58%	27,545	2010
	10.523064	12.386263	17.71%	41,333	2009
	13.867663	10.523064	-24.12%	59,143	2008
	13.285144	13.867663	4.38%	60,546	2007
	12.075166	13.285144	10.02%	56,009	2006
	11.601416	12.075166	4.08%	52,345	2005
	10.720050	11.601416	8.22%	41,379	2004
	9.037949	10.720050	18.61%	27,184	2003
	10.000000	9.037949	-9.62%	7,931	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	12.451067	13.880562	11.48%	46,011	2010
	10.131069	12.451067	22.90%	55,468	2009
	14.945964	10.131069	-32.22%	62,669	2008
	14.251945	14.945964	4.87%	54,560	2007
	12.593401	14.251945	13.17%	42,996	2006
	11.904051	12.593401	5.79%	28,878	2005
	10.748772	11.904051	10.75%	12,249	2004
	8.590418	10.748772	25.13%	4,592	2003
	10.000000	8.590418	-14.10%	1,220	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.460165	13.359130	7.21%	4,440	2010
	11.008504	12.460165	13.19%	13,167	2009
	13.115336	11.008504	-16.06%	12,549	2008
	12.540694	13.115336	4.58%	13,535	2007
	11.706575	12.540694	7.13%	15,968	2006
	11.339678	11.706575	3.24%	15,294	2005
	10.710627	11.339678	5.87%	14,613	2004
	9.534557	10.710627	12.33%	914	2003
	10.000000	9.534557	-4.65%	156	2002*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	22.424067	27.960209	24.69%	9,393	2010
	16.596330	22.424067	35.11%	12,081	2009
	26.438587	16.596330	-37.23%	15,440	2008
	24.880577	26.438587	6.26%	19,361	2007
	22.915733	24.880577	8.57%	19,796	2006
	20.689986	22.915733	10.76%	16,782	2005
	18.094597	20.689986	14.34%	12,762	2004
	13.601153	18.094597	33.04%	9,587	2003
	16.253946	13.601153	-16.32%	4,952	2002
	16.670157	16.253946	-2.50%	1,560	2001

NVIT NVIT Money Market Fund: Class I - Q/NQ	12.038832	11.894382	-1.20%	19,258	2010
	12.179942	12.038832	-1.16%	23,104	2009
	12.079795	12.179942	0.83%	42,941	2008
	11.668105	12.079795	3.53%	36,988	2007
	11.297619	11.668105	3.28%	22,588	2006
	11.137309	11.297619	1.44%	20,270	2005
	11.181852	11.137309	-0.40%	19,504	2004
	11.247296	11.181852	-0.58%	15,932	2003
	11.247642	11.247296	0.00%	15,671	2002
	10.989031	11.247642	2.35%	11,696	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	15.139348	16.541368	9.26%	3,430	2010
	12.319676	15.139348	22.89%	3,431	2009
	15.076201	12.319676	-18.28%	3,713	2008
	14.585737	15.076201	3.36%	5,936	2007
	14.081135	14.585737	3.58%	5,870	2006
	13.947624	14.081135	0.96%	5,405	2005
	13.251194	13.947624	5.26%	5,360	2004
	11.962673	13.251194	10.77%	5,117	2003
	11.293959	11.962673	5.92%	4,722	2002
	10.972282	11.293959	2.93%	2,086	2001

NVIT NVIT Multi-Manager International Growth Fund: Class I - Q/NQ	13.469612	15.189480	12.77%	0	2010
	10.000000	13.469612	34.70%	0	2009*

NVIT NVIT Multi-Manager International Growth Fund: Class III - Q/NQ	8.212008	9.252389	12.67%	8,369	2010
	6.091001	8.212008	34.82%	11,722	2009
	10.000000	6.091001	-39.09%	2,277	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	15.227625	15.964612	4.84%	6,369	2010
	11.870601	15.227625	28.28%	7,484	2009
	22.388260	11.870601	-46.98%	6,947	2008
	22.016277	22.388260	1.69%	8,910	2007
	18.153613	22.016277	21.28%	4,109	2006
	16.397022	18.153613	10.71%	2,544	2005
	13.800078	16.397022	18.82%	402	2004
	10.000000	13.800078	38.00%	12	2003*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	8.094976	9.238387	14.12%	13,497	2010
	6.313352	8.094976	28.22%	10,347	2009
	10.000000	6.313352	-36.87%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ	10.000000	10.431033	4.31%	172	2010*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.927560	8.830785	11.39%	0	2010
	6.297572	7.927560	25.88%	0	2009
	10.000000	6.297572	-37.02%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ	7.823609	9.802822	25.30%	25,536	2010
	6.229179	7.823609	25.60%	36,245	2009
	10.000000	6.229179	-37.71%	651	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	8.641112	10.213593	18.20%	17,757	2010
	6.703532	8.641112	28.90%	19,036	2009
	10.000000	6.703532	-32.96%	1,508	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	11.443667	14.183713	23.94%	6,129	2010
	9.087220	11.443667	25.93%	6,524	2009
	17.166371	9.087220	-47.06%	6,668	2008
	15.832320	17.166371	8.43%	6,029	2007
	15.526190	15.832320	1.97%	5,512	2006
	14.537994	15.526190	6.80%	4,869	2005
	12.973972	14.537994	12.06%	4,057	2004
	9.780139	12.973972	32.66%	3,918	2003
	14.838618	9.780139	-34.09%	2,899	2002
	16.846010	14.838618	11.92%	2,123	2001

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	25.960286	32.472819	25.09%	5,348	2010
	20.818097	25.960286	24.70%	5,726	2009
	31.056789	20.818097	-32.97%	6,153	2008
	33.763890	31.056789	-8.02%	7,011	2007
	29.134444	33.763890	15.89%	6,352	2006
	28.608182	29.134444	1.84%	5,641	2005
	24.685368	28.608182	15.89%	4,292	2004
	15.928613	24.685368	54.98%	3,246	2003
	22.134881	15.928613	-28.04%	1,637	2002
	17.466310	22.134881	26.73%	550	2001

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	22.859607	28.304046	23.82%	7,444	2010
	17.176615	22.859607	33.09%	8,711	2009
	28.126986	17.176615	-38.93%	9,021	2008
	27.876127	28.126986	0.90%	13,503	2007
	25.182239	27.876127	10.70%	11,122	2006
	22.692159	25.182239	10.97%	8,676	2005
	19.296948	22.692159	17.59%	5,055	2004
	13.850506	19.296948	39.32%	2,750	2003
	16.957444	13.850506	-18.32%	2,323	2002
	18.398225	16.957444	-7.83%	982	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Nationwide Fund: Class I - Q/NQ	10.890161	12.206686	12.09%	31,237	2010
	8.741250	10.890161	24.58%	33,046	2009
	15.138387	8.741250	-42.26%	33,053	2008
	14.164409	15.138387	6.88%	29,844	2007
	12.616582	14.164409	12.27%	30,885	2006
	11.884933	12.616582	6.16%	31,012	2005
	10.960481	11.884933	8.43%	28,853	2004
	8.699902	10.960481	25.98%	25,169	2003
	10.654646	8.699902	-18.35%	20,704	2002
	12.230458	10.654646	-12.88%	19,568	2001

NVIT NVIT Real Estate Fund: Class I - Q/NQ	7.240299	9.312555	28.62%	26,948	2010
	5.601154	7.240299	29.26%	38,192	2009

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.438093	10.562393	1.19%	3,758	2010
	9.863610	10.438093	5.82%	3,759	2009
	10.000000	9.863610	-1.36%	0	2008*

NVIT NVIT Worldwide Leaders Fund: Class I - Q/NQ	13.244440	14.585149	10.12%	728	2010
	10.723883	13.244440	23.50%	728	2009
	19.501770	10.723883	-45.01%	729	2008
	16.463710	19.501770	18.45%	729	2007
	13.237138	16.463710	24.38%	729	2006
	11.226453	13.237138	17.91%	745	2005
	9.823812	11.226453	14.28%	746	2004
	7.307866	9.823812	34.43%	746	2003
	9.913802	7.307866	-26.29%	671	2002
	12.359900	9.913802	-19.79%	163	2001

NVIT NVIT Worldwide Leaders Fund: Class III - Q/NQ	18.303440	20.138689	10.03%	1,539	2010
	14.820780	18.303440	23.50%	1,543	2009
	26.944986	14.820780	-45.00%	1,664	2008
	22.739391	26.944986	18.49%	1,579	2007
	18.293047	22.739391	24.31%	1,352	2006
	15.514347	18.293047	17.91%	1,124	2005
	13.575979	15.514347	14.28%	492	2004
	10.000000	13.575979	35.76%	302	2003*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class I - Q/NQ	12.955200	13.926167	7.49%	58,226	2010
	10.000000	12.955200	29.55%	0	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	12.929827	13.585442	5.07%	664	2010
	10.000000	12.929827	29.30%	1,853	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	10.749552	12.295754	14.38%	17,924	2010
	8.463794	10.749552	27.01%	24,760	2009
	13.596107	8.463794	-37.75%	25,448	2008
	14.074146	13.596107	-3.40%	31,323	2007
	12.289836	14.074146	14.52%	27,349	2006
	11.931935	12.289836	3.00%	26,106	2005
	10.278230	11.931935	16.09%	20,389	2004
	7.914998	10.278230	29.86%	16,694	2003
	10.702140	7.914998	-26.04%	6,649	2002
	12.331560	10.702140	-13.21%	695	2001

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	14.408162	15.575910	8.10%	0	2010
	10.090864	14.408162	42.78%	15,307	2009
	18.747026	10.090864	-46.17%	15,524	2008
	16.623801	18.747026	12.77%	20,996	2007
	15.586311	16.623801	6.66%	20,189	2006
	15.009784	15.586311	3.84%	19,680	2005
	14.206657	15.009784	5.65%	15,875	2004
	10.981083	14.206657	29.37%	12,482	2003
	15.196200	10.981083	-27.74%	9,306	2002
	17.594890	15.196200	-13.63%	6,046	2001

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	18.870882	21.622970	14.58%	14,638	2010
	13.672499	18.870882	38.02%	19,982	2009
	23.139603	13.672499	-40.91%	22,089	2008
	22.026248	23.139603	5.05%	36,947	2007
	18.942389	22.026248	16.28%	31,190	2006
	16.767687	18.942389	12.97%	25,893	2005
	14.238187	16.767687	17.77%	16,358	2004
	10.000000	14.238187	42.38%	7,667	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	11.921033	13.658449	14.57%	1,558	2010
	8.632507	11.921033	38.09%	3,168	2009
	14.608429	8.632507	-40.91%	3,223	2008
	13.907967	14.608429	5.04%	3,450	2007
	11.960386	13.907967	16.28%	3,780	2006
	10.590024	11.960386	12.94%	3,910	2005
	8.994884	10.590024	17.73%	4,355	2004
	6.365520	8.994884	41.31%	5,662	2003
	8.274485	6.365520	-23.07%	5,358	2002
	9.521827	8.274485	-13.10%	998	2001

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	2.502869	2.835976	13.31%	0	2010
	1.998588	2.502869	25.23%	0	2009
	9.583349	1.998588	-79.15%	0	2008
	10.000000	9.583349	-4.17%	0	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	2.709588	3.073658	13.44%	0	2010
	2.188435	2.709588	23.81%	0	2009
	10.385859	2.188435	-78.93%	0	2008
	10.523389	10.385859	-1.31%	0	2007
	10.000000	10.523389	5.23%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	12.008692	13.775808	14.72%	12,048	2010
	9.474608	12.008692	26.75%	13,435	2009
	15.585693	9.474608	-39.21%	14,438	2008
	15.107682	15.585693	3.16%	16,675	2007
	13.293323	15.107682	13.65%	15,669	2006
	12.695602	13.293323	4.71%	13,359	2005
	11.739303	12.695602	8.15%	11,474	2004
	9.376475	11.739303	25.20%	9,369	2003
	11.687410	9.376475	-19.77%	6,675	2002
	13.168121	11.687410	-11.24%	4,691	2001

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares - Q/NQ	8.137614	9.921909	21.93%	270	2010
	6.003438	8.137614	35.55%	1,233	2009
	9.773861	6.003438	-38.58%	2,325	2008
	10.014381	9.773861	-2.40%	1,763	2007
	10.000000	10.014381	0.14%	1,198	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ	11.468790	14.443430	25.94%	6,377	2010
	8.753721	11.468790	31.02%	8,087	2009
	17.395944	8.753721	-49.68%	8,427	2008
	16.559762	17.395944	5.05%	7,391	2007
	16.279198	16.559762	1.72%	9,333	2006
	14.668150	16.279198	10.98%	8,574	2005
	12.394931	14.668150	18.34%	7,051	2004
	9.989064	12.394931	24.09%	5,727	2003
	14.001802	9.989064	-28.66%	3,153	2002
	20.620784	14.001802	-32.10%	2,627	2001

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.878232	11.754996	8.06%	82	2010
	10.000000	10.878232	8.78%	0	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.957755	11.387689	3.92%	3,387	2010
	10.000000	10.957755	9.58%	350	2009*

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ	11.903332	12.714444	6.81%	0	2010
	10.180199	11.903332	16.93%	0	2009
	11.082321	10.180199	-8.14%	0	2008
	10.138350	11.082321	9.31%	0	2007
	10.000000	10.138350	1.38%	0	2006*

PIMCO Variable Insurance Trust -Total Return Portfolio: Administrative Class - Q/NQ	13.008435	13.895086	6.82%	0	2010
	11.546625	13.008435	12.66%	0	2009
	11.157043	11.546625	3.49%	0	2008
	10.385312	11.157043	7.43%	0	2007
	10.000000	10.385312	3.85%	0	2006*

Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ	9.897973	12.709282	28.40%	0	2010
	6.338874	9.897973	56.15%	0	2009
	11.309817	6.338874	-43.95%	0	2008
	11.009999	11.309817	2.72%	0	2007
	10.000000	11.009999	10.10%	0	2006*

SBL Fund - Series D (Global Series) - Q/NQ	8.999893	10.287045	14.30%	0	2010
	7.608140	8.999893	18.29%	0	2009
	12.498196	7.608140	-39.13%	0	2008
	11.618503	12.498196	7.57%	0	2007
	10.000000	11.618503	16.19%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

SBL Fund - Series J (Mid Cap Growth Series) - Q/NQ	7.711382	9.460736	22.69%	0	2010
	5.421591	7.711382	42.23%	0	2009
	9.140620	5.421591	-40.69%	0	2008
	10.329601	9.140620	-11.51%	0	2007
	10.000000	10.329601	3.30%	0	2006*

SBL Fund - Series N (Managed Asset Allocation Series) - Q/NQ	10.306644	11.258535	9.24%	0	2010
	8.303672	10.306644	24.12%	0	2009
	11.544721	8.303672	-28.07%	0	2008
	11.020304	11.544721	4.76%	0	2007
	10.000000	11.020304	10.20%	0	2006*

SBL Fund - Series O (All Cap Value Series) - Q/NQ	9.259588	10.668580	15.22%	0	2010
	7.046167	9.259588	31.41%	0	2009
	11.582675	7.046167	-39.17%	0	2008
	11.403056	11.582675	1.58%	0	2007
	10.000000	11.403056	14.03%	0	2006*

SBL Fund - Series P (High Yield Series) - Q/NQ	12.605713	14.376416	14.05%	0	2010
	7.385647	12.605713	70.68%	0	2009
	10.676057	7.385647	-30.82%	0	2008
	10.586683	10.676057	0.84%	0	2007
	10.000000	10.586683	5.87%	0	2006*

SBL Fund - Series Q (Small Cap Value Series) - Q/NQ	11.011026	13.259810	20.42%	0	2010
	7.147164	11.011026	54.06%	0	2009
	11.779101	7.147164	-39.32%	0	2008
	10.814274	11.779101	8.92%	0	2007
	10.000000	10.814274	8.14%	0	2006*

SBL Fund - Series V (Mid Cap Value Series) - Q/NQ	10.883613	12.667010	16.39%	0	2010
	7.653752	10.883613	42.20%	0	2009
	10.829314	7.653752	-29.32%	0	2008
	10.761427	10.829314	0.63%	0	2007
	10.000000	10.761427	7.61%	0	2006*

SBL Fund - Series X (Small Cap Growth Series) - Q/NQ	7.526143	9.673906	28.54%	0	2010
	5.634475	7.526143	33.57%	0	2009
	10.806233	5.634475	-47.86%	0	2008
	10.357726	10.806233	4.33%	0	2007
	10.000000	10.357726	3.58%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

SBL Fund - Series Y (Large Cap Concentrated Growth Series) - Q/NQ	8.220088	9.473569	15.25%	0	2010
	6.242362	8.220088	31.68%	0	2009
	10.040272	6.242362	-37.83%	0	2008
	10.832470	10.040272	-7.31%	0	2007
	10.000000	10.832470	8.32%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ	10.000000	10.551642	5.52%	0	2010*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	10.429972	11.041085	5.86%	906	2010
	9.628030	10.429972	8.33%	2,132	2009
	10.852448	9.628030	-11.28%	2,988	2008
	10.416914	10.852448	4.18%	1,726	2007
	10.000000	10.416914	4.17%	1,257	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	35.714045	38.724157	8.43%	260	2010
	27.761196	35.714045	28.65%	421	2009
	33.047924	27.761196	-16.00%	421	2008
	31.400371	33.047924	5.25%	421	2007
	28.681058	31.400371	9.48%	422	2006
	25.860301	28.681058	10.91%	422	2005
	23.781464	25.860301	8.74%	522	2004
	18.824701	23.781464	26.33%	1,029	2003
	17.444590	18.824701	7.91%	177	2002
	16.037786	17.444590	8.77%	0	2001

The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class I - Q/NQ	13.063269	13.640138	4.42%	0	2010
	9.976561	13.063269	30.94%	0	2009
	18.235716	9.976561	-45.29%	0	2008
	16.108182	18.235716	13.21%	0	2007
	13.028664	16.108182	23.64%	0	2006
	11.872350	13.028664	9.74%	0	2005
	10.236551	11.872350	15.98%	0	2004
	8.131339	10.236551	25.89%	0	2003
	10.000000	8.131339	-18.69%	0	2002*

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Class R1 - Q/NQ	22.632505	28.368327	25.34%	519	2010
	10.734599	22.632505	110.84%	576	2009
	30.824302	10.734599	-65.17%	513	2008
	22.680384	30.824302	35.91%	389	2007
	16.451145	22.680384	37.87%	318	2006
	12.626866	16.451145	30.29%	335	2005
	10.000000	12.626866	26.27%	289	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ	43.438941	54.437435	25.32%	156	2010
	20.624175	43.438941	110.62%	156	2009
	59.271173	20.624175	-65.20%	156	2008
	43.595964	59.271173	35.96%	156	2007
	31.631833	43.595964	37.82%	156	2006
	24.254218	31.631833	30.42%	156	2005
	19.499977	24.254218	24.38%	156	2004
	12.800242	19.499977	52.34%	424	2003
	13.343009	12.800242	-4.07%	306	2002
	13.755231	13.343009	-3.00%	114	2001

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Class R1 - Q/NQ	27.399871	34.991247	27.71%	355	2010
	17.594660	27.399871	55.73%	0	2009
	33.038793	17.594660	-46.75%	59	2008
	23.011470	33.038793	43.58%	59	2007
	18.701377	23.011470	23.05%	0	2006
	12.483933	18.701377	49.80%	0	2005
	10.000000	12.483933	24.84%	0	2004*

Van Eck VIP Trust - Van Eck Global Hard Assets Fund: Initial Class - Q/NQ	45.534579	58.141223	27.69%	0	2010
	29.255507	45.534579	55.64%	0	2009
	54.963626	29.255507	-46.77%	0	2008
	38.274579	54.963626	43.60%	8	2007
	31.116907	38.274579	23.00%	8	2006
	20.764275	31.116907	49.86%	8	2005
	16.917457	20.764275	22.74%	8	2004
	11.826254	16.917457	43.05%	8	2003
	12.319065	11.826254	-4.00%	8	2002
	13.923943	12.319065	-11.53%	32	2001

Wells Fargo Variable Trust - VT Small Cap Growth Fund - Q/NQ	13.095791	16.402783	25.25%	784	2010
	10.000000	13.095791	30.96%	784	2009*

Additional Contract Options Elected (Total 1.25%)
(Variable account charges of 1.25% of the daily net assets of the variable account)

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	13.376095	16.721219	25.01%	281	2010
	9.495046	13.376095	40.87%	0	2009
	14.965038	9.495046	-36.55%	226	2008*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	12.308103	12.776476	3.81%	3,234	2010
	11.308735	12.308103	8.84%	6,785	2009
	11.636753	11.308735	-2.82%	7,227	2008
	10.763004	11.636753	8.12%	0	2007
	10.728572	10.763004	0.32%	4,713	2006
	10.696844	10.728572	0.30%	4,710	2005
	10.237378	10.696844	4.49%	3,653	2004
	10.000000	10.237378	2.37%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	11.662225	13.145746	12.72%	1,126	2010
	10.000143	11.662225	16.62%	2,986	2009
	15.481418	10.000143	-35.41%	3,336	2008
	15.689047	15.481418	-1.32%	0	2007
	13.568544	15.689047	15.63%	4,574	2006
	13.131678	13.568544	3.33%	3,652	2005
	11.768787	13.131678	11.58%	1,478	2004
	9.213262	11.768787	27.74%	1,535	2003
	11.571520	9.213262	-20.38%	1,292	2002
	12.787029	11.571520	-9.51%	2,803	2001

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	12.897322	14.429237	11.88%	0	2010
	9.763830	12.897322	32.09%	0	2009
	17.920014	9.763830	-45.51%	64	2008
	15.372314	17.920014	16.57%	0	2007
	12.450501	15.372314	23.47%	64	2006
	11.132159	12.450501	11.84%	205	2005
	9.809129	11.132159	13.49%	206	2004
	7.977821	9.809129	22.95%	255	2003
	10.145818	7.977821	-21.37%	257	2002
	14.507647	10.145818	-30.07%	673	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	10.228588	12.045576	17.76%	1,287	2010
	7.971125	10.228588	28.32%	1,644	2009
	10.670055	7.971125	-25.29%	1,898	2008
	11.060864	10.670055	-3.53%	0	2007
	10.000000	11.060864	10.61%	1,117	2006*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	17.685118	19.808392	12.01%	0	2010
	14.941148	17.685118	18.37%	5,363	2009
	20.663458	14.941148	-27.69%	5,947	2008
	22.059989	20.663458	-6.33%	7,366	2007
	18.826617	22.059989	17.17%	7,100	2006
	18.150582	18.826617	3.72%	6,765	2005
	16.076066	18.150582	12.90%	4,461	2004
	12.623723	16.076066	27.35%	2,488	2003
	14.630021	12.623723	-13.71%	2,157	2002
	13.132406	14.630021	11.40%	1,011	2001

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	12.076097	13.089237	8.39%	59	2010
	10.000000	12.076097	20.76%	0	2009*

Credit Suisse Trust - International Equity Flex III Portfolio - Q/NQ	10.101906	11.195883	10.83%	0	2010
	10.000000	10.101906	1.02%	0	2009*

Credit Suisse Trust - U.S. Equity Flex I Portfolio - Q/NQ	10.842517	12.255216	13.03%	0	2010

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	12.321501	15.310131	24.26%	4,719	2010
	9.979863	12.321501	23.46%	5,719	2009
	14.628661	9.979863	-31.78%	4,290	2008
	14.912520	14.628661	-1.90%	0	2007
	13.198697	14.912520	12.98%	2,807	2006
	12.463747	13.198697	5.90%	1,673	2005
	10.355238	12.463747	20.36%	130	2004
	7.610820	10.355238	36.06%	71	2003
	10.000000	7.610820	-23.89%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Socially Responsible Growth Fund, Inc. (The) - Initial Shares - Q/NQ	10.124093	11.478851	13.38%	3,067	2010
	7.664898	10.124093	32.08%	3,794	2009
	11.836884	7.664898	-35.25%	3,998	2008
	11.121665	11.836884	6.43%	0	2007
	10.313177	11.121665	7.84%	4,998	2006
	10.078937	10.313177	2.32%	4,046	2005
	9.609681	10.078937	4.88%	3,461	2004
	7.722981	9.609681	24.43%	3,169	2003
	11.006915	7.722981	-29.84%	3,044	2002
	14.397461	11.006915	-23.55%	3,370	2001

Dreyfus Stock Index Fund, Inc. - Initial Shares - Q/NQ	11.528882	13.074179	13.40%	53,458	2010
	9.241214	11.528882	24.76%	50,843	2009
	14.888051	9.241214	-37.93%	48,183	2008
	14.324729	14.888051	3.93%	187	2007
	12.559128	14.324729	14.06%	34,529	2006
	12.147726	12.559128	3.39%	34,055	2005
	11.118412	12.147726	9.26%	27,379	2004
	8.771190	11.118412	26.76%	19,565	2003
	11.440825	8.771190	-23.33%	7,448	2002
	13.193664	11.440825	-13.29%	5,291	2001

Dreyfus Variable Investment Fund -Appreciation Portfolio: Initial Shares - Q/NQ	12.723920	14.489599	13.88%	1,339	2010
	10.513296	12.723920	21.03%	2,111	2009
	15.112442	10.513296	-30.43%	1,793	2008
	14.285838	15.112442	5.79%	9,309	2007
	12.419725	14.285838	15.03%	1,446	2006
	12.049000	12.419725	3.08%	2,444	2005
	11.615394	12.049000	3.73%	1,929	2004
	9.707308	11.615394	19.66%	832	2003
	11.803122	9.707308	-17.76%	668	2002
	13.180436	11.803122	-10.45%	535	2001

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	15.150425	16.233427	7.15%	6,178	2010
	12.738951	15.150425	18.93%	6,114	2009
	13.914256	12.738951	-8.45%	6,666	2008
	13.371467	13.914256	4.06%	17,658	2007
	13.000205	13.371467	2.86%	9,396	2006
	12.995693	13.000205	0.03%	7,274	2005
	12.700446	12.995693	2.32%	5,854	2004
	12.290233	12.700446	3.34%	4,933	2003
	11.386105	12.290233	7.94%	2,887	2002
	10.675429	11.386105	6.66%	2,130	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ	10.233376	11.392659	11.33%	0	2010
	8.346893	10.233376	22.60%	0	2009
	11.281660	8.346893	-26.01%	802	2008
	10.516049	11.281660	7.28%	10,873	2007
	10.000000	10.516049	5.16%	0	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ	9.684552	10.952229	13.09%	1,747	2010
	7.615645	9.684552	27.17%	3,386	2009
	11.461372	7.615645	-33.55%	5,749	2008
	10.536046	11.461372	8.78%	2,861	2007
	10.000000	10.536046	5.36%	4,027	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ	9.197845	10.536181	14.55%	5,822	2010
	7.088246	9.197845	29.76%	4,814	2009
	11.591849	7.088246	-38.85%	4,184	2008
	10.556199	11.591849	9.81%	0	2007
	10.000000	10.556199	5.56%	110	2006*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ	17.811784	20.598557	15.65%	0	2010
	13.295440	17.811784	33.97%	41,761	2009
	23.462203	13.295440	-43.33%	43,212	2008
	20.220546	23.462203	16.03%	37,428	2007
	18.349198	20.220546	10.20%	22,830	2006
	15.901687	18.349198	15.39%	9,484	2005
	13.961332	15.901687	13.90%	5,885	2004
	11.014882	13.961332	26.75%	4,658	2003
	12.315058	11.014882	-10.56%	3,625	2002
	14.231074	12.315058	-13.46%	2,729	2001

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	8.850802	10.414615	17.67%	0	2010
	6.073480	8.850802	45.73%	0	2009
	13.489422	6.073480	-54.98%	0	2008
	9.379869	13.489422	43.81%	0	2007
	10.000000	9.379869	-6.20%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	13.017361	14.794276	13.65%	5,030	2010
	10.137667	13.017361	28.41%	6,632	2009
	17.918117	10.137667	-43.42%	7,376	2008
	17.892525	17.918117	0.14%	0	2007
	15.088589	17.892525	18.58%	7,147	2006
	14.447194	15.088589	4.44%	5,841	2005
	13.134952	14.447194	9.99%	5,586	2004
	10.214304	13.134952	28.59%	2,858	2003
	12.462000	10.214304	-18.04%	1,738	2002
	13.297371	12.462000	-6.28%	409	2001

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	7.993274	9.760574	22.11%	0	2010
	5.554807	7.993274	43.90%	452	2009
	12.517484	5.554807	-55.62%	457	2008
	10.302731	12.517484	21.50%	0	2007
	9.907573	10.302731	3.99%	451	2006
	9.215932	9.907573	7.50%	776	2005
	8.717183	9.215932	5.72%	779	2004
	6.808058	8.717183	28.04%	851	2003
	8.829438	6.808058	-22.89%	852	2002
	10.450878	8.829438	-15.51%	1,240	2001

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	10.540147	12.912423	22.51%	4,854	2010
	8.329103	10.540147	26.55%	5,094	2009
	15.985215	8.329103	-47.89%	6,181	2008
	12.759957	15.985215	25.28%	0	2007
	12.106070	12.759957	5.40%	7,146	2006
	11.600743	12.106070	4.36%	7,019	2005
	11.376316	11.600743	1.97%	5,866	2004
	8.676036	11.376316	31.12%	3,262	2003
	12.587267	8.676036	-31.07%	7,401	2002
	15.494279	12.587267	-18.76%	7,064	2001

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	12.095392	13.591116	12.37%	1,918	2010
	8.519187	12.095392	41.98%	5,140	2009
	11.512518	8.519187	-26.00%	5,141	2008
	11.357330	11.512518	1.37%	0	2007
	10.344409	11.357330	9.79%	7,688	2006
	10.217205	10.344409	1.24%	7,046	2005
	9.451656	10.217205	8.10%	5,303	2004
	7.538157	9.451656	25.38%	2,049	2003
	7.367024	7.538157	2.32%	4,491	2002
	8.468211	7.367024	-13.00%	7,918	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ	10.321979	11.585583	12.24%	1,186	2010
	7.262190	10.321979	42.13%	975	2009
	9.802731	7.262190	-25.92%	741	2008
	10.000000	9.802731	-1.97%	509	2007*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	12.158698	12.928768	6.33%	5,636	2010
	10.644234	12.158698	14.23%	9,770	2009
	11.152038	10.644234	-4.55%	10,668	2008
	10.837555	11.152038	2.90%	0	2007
	10.521925	10.837555	3.00%	7,408	2006
	10.437626	10.521925	0.81%	7,586	2005
	10.132142	10.437626	3.01%	2,930	2004
	10.000000	10.132142	1.32%	329	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	9.286425	11.802633	27.10%	7,485	2010
	6.716375	9.286425	38.27%	6,830	2009
	11.243766	6.716375	-40.27%	7,272	2008
	9.859873	11.243766	14.04%	0	2007
	10.000000	9.859873	-1.40%	4,536	2006*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	13.477523	15.038362	11.58%	21	2010
	10.794322	13.477523	24.86%	154	2009
	19.473097	10.794322	-44.57%	155	2008
	16.825747	19.473097	15.73%	315	2007
	14.445584	16.825747	16.48%	315	2006
	12.295261	14.445584	17.49%	316	2005
	10.971102	12.295261	12.07%	316	2004
	7.757996	10.971102	41.42%	317	2003
	9.862700	7.757996	-21.34%	318	2002
	12.687275	9.862700	-22.26%	622	2001

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	13.437646	14.996170	11.60%	6,449	2010
	10.757924	13.437646	24.91%	7,071	2009
	19.411921	10.757924	-44.58%	7,215	2008
	16.770243	19.411921	15.75%	6,231	2007
	14.397587	16.770243	16.48%	4,565	2006
	12.259263	14.397587	17.44%	1,834	2005
	10.938143	12.259263	12.08%	602	2004
	7.732121	10.938143	41.46%	266	2003
	10.000000	7.732121	-22.68%	83	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	11.860125	14.810348	24.88%	855	2010
	7.630562	11.860125	55.43%	1,157	2009
	15.826899	7.630562	-51.79%	1,144	2008
	15.178387	15.826899	4.27%	0	2007
	13.227488	15.178387	14.75%	3,688	2006
	13.060805	13.227488	1.28%	781	2005
	11.603120	13.060805	12.56%	199	2004
	7.446470	11.603120	55.82%	45	2003
	10.000000	7.446470	-25.54%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.599753	11.793823	11.27%	1,116	2010
	7.916115	10.599753	33.90%	950	2009
	11.396036	7.916115	-30.54%	977	2008
	11.123200	11.396036	2.45%	0	2007
	10.000000	11.123200	11.23%	114	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	13.168615	16.674194	26.62%	817	2010
	10.324935	13.168615	27.54%	1,480	2009
	15.609664	10.324935	-33.86%	585	2008
	16.193756	15.609664	-3.61%	0	2007
	14.017788	16.193756	15.52%	127	2006

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	8.489692	9.243283	8.88%	486	2010
	6.600419	8.489692	28.62%	34	2009
	10.000000	6.600419	-34.00%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - NQ	10.806703	12.540702	16.05%	0	2010
	6.339102	10.806703	70.48%	0	2009
	13.563790	6.339102	-53.26%	0	2008
	10.673390	13.563790	27.08%	0	2007
	10.000000	10.673390	6.73%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q	16.272686	18.883736	16.05%	84	2010
	9.545392	16.272686	70.48%	215	2009
	20.424312	9.545392	-53.26%	396	2008
	16.071961	20.424312	27.08%	94	2007
	12.698125	16.071961	26.57%	18	2006

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ	14.501577	15.562745	7.32%	0	2010
	10.692415	14.501577	35.62%	0	2009
	18.117537	10.692415	-40.98%	0	2008
	15.846198	18.117537	14.33%	0	2007
	13.185313	15.846198	20.18%	0	2006
	12.085622	13.185313	9.10%	0	2005
	10.295503	12.085622	17.39%	0	2004
	7.865374	10.295503	30.90%	0	2003
	10.000000	7.865374	-21.35%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - NQ	9.874029	10.570404	7.05%	0	2010
	7.288044	9.874029	35.48%	0	2009
	12.381680	7.288044	-41.14%	0	2008
	10.861562	12.381680	14.00%	0	2007
	10.000000	10.861562	8.62%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q	13.491423	14.442913	7.05%	350	2010
	9.958058	13.491423	35.48%	229	2009
	16.917785	9.958058	-41.14%	1,994	2008
	14.840751	16.917785	14.00%	0	2007
	12.372710	14.840751	19.95%	30	2006

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	14.087751	15.912142	12.95%	0	2010
	12.019967	14.087751	17.20%	0	2009
	11.460777	12.019967	4.88%	0	2008
	10.453347	11.460777	9.64%	0	2007
	9.799086	10.453347	4.53%	0	2006

Invesco - Invesco V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	9.047315	10.292801	13.77%	0	2010
	7.589445	9.047315	19.21%	0	2009
	13.395769	7.589445	-43.34%	0	2008
	12.141679	13.395769	10.33%	4,099	2007
	10.000000	12.141679	4.74%	0	2006*

Invesco - Invesco V.I. Capital Development Fund: Series II Shares - Q/NQ	11.689827	13.676173	16.99%	111	2010
	8.337056	11.689827	40.22%	111	2009
	15.968485	8.337056	-47.79%	0	2008
	14.628656	15.968485	9.16%	510	2007
	12.741948	14.628656	14.81%	0	2006

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco - Invesco V.I. Global Health Care Fund: Series I Shares - Q/NQ	10.483045	10.900007	3.98%	0	2010
	8.314688	10.483045	26.08%	0	2009
	11.796042	8.314688	-29.51%	0	2008
	10.680037	11.796042	10.45%	0	2007
	10.000000	10.680037	6.80%	0	2006*

Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares - Q/NQ	8.446471	9.801736	16.05%	0	2010
	6.503145	8.446471	29.88%	0	2009
	11.897525	6.503145	-45.34%	0	2008
	12.755518	11.897525	-6.73%	163	2007
	10.000000	12.755518	27.56%	0	2006*

Invesco - Invesco V.I. International Growth Fund: Series I Shares - Q/NQ	16.792972	18.716336	11.45%	0	2010
	12.574092	16.792972	33.55%	0	2009
	21.357862	12.574092	-41.13%	0	2008
	18.854342	21.357862	13.28%	0	2007
	14.888679	18.854342	26.64%	0	2006
	12.784541	14.888679	16.46%	0	2005
	10.440136	12.784541	22.46%	0	2004
	8.191550	10.440136	27.45%	0	2003
	10.000000	8.191550	-18.08%	0	2002*

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	21.735727	23.326248	7.32%	7,067	2010
	17.602129	21.735727	23.48%	5,121	2009

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	9.246199	9.722280	5.15%	9,090	2010
	6.412493	9.246199	44.19%	8,903	2009
	11.660629	6.412493	-45.01%	9,254	2008
	8.642729	11.660629	34.92%	2,849	2007
	8.020653	8.642729	7.76%	6,386	2006
	7.215824	8.020653	11.15%	4,475	2005
	6.194175	7.215824	16.49%	4,919	2004
	5.216955	6.194175	18.73%	3,336	2003
	6.283990	5.216955	-16.98%	1,954	2002
	8.141323	6.283990	-22.81%	1,048	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	24.038282	29.679736	23.47%	4,055	2010
	13.593655	24.038282	76.83%	6,379	2009
	28.805444	13.593655	-52.81%	7,711	2008
	22.777550	28.805444	26.46%	7,591	2007
	11.285722	22.777550	44.87%	7,303	2006
	10.265417	11.285722	9.94%	679	2005
	10.309227	10.265417	-0.42%	285	2004
	7.095326	10.309227	45.30%	191	2003
	10.000000	7.095326	-29.05%	82	2002*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	14.042580	17.336409	23.46%	832	2010
	7.941109	14.042580	76.83%	1,202	2009
	16.834173	7.941109	-52.83%	1,423	2008
	13.317081	16.834173	26.41%	0	2007
	3.716911	13.317081	44.80%	2,280	2006
	3.374104	3.716911	10.16%	893	2005
	3.397584	3.374104	-0.69%	896	2004
	2.348897	3.397584	44.65%	899	2003
	4.027049	2.348897	-41.67%	902	2002
	6.506406	4.027049	-38.11%	852	2001

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	24.038282	29.679736	23.47%	4,055	2010
	13.593655	24.038282	76.83%	6,379	2009
	28.805444	13.593655	-52.81%	7,711	2008
	22.841581	28.805444	44.87%	7,303	2007
	15.722944	22.841581	45.28%	7,303	2006
	12.060003	15.722944	30.37%	5,301	2005
	10.287726	12.060003	17.23%	5,232	2004
	7.742909	10.287726	32.87%	3,644	2003
	10.000000	7.742909	-22.57%	2,269	2002*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	14.042580	17.336409	23.46%	832	2010
	7.941109	14.042580	76.83%	1,202	2009
	16.834173	7.941109	-52.83%	1,423	2008
	13.317081	16.834173	44.80%	2,280	2007
	9.196737	13.317081	45.15%	2,280	2006
	7.058336	9.196737	30.30%	2,810	2005
	6.022291	7.058336	17.20%	3,172	2004
	4.533041	6.022291	32.85%	3,291	2003
	6.183160	4.533041	-26.69%	3,518	2002
	8.178071	6.183160	-24.39%	3,956	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

JP Morgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ	11.831936	14.424564	21.91%	546	2010
	9.456972	11.831936	25.11%	546	2009
	14.338267	9.456972	-34.04%	546	2008
	14.173021	14.338267	1.17%	543	2007
	12.283381	14.173021	15.38%	547	2006
	11.389202	12.283381	7.85%	2,368	2005
	10.000000	11.389202	13.89%	683	2004*

MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class - Q/NQ	10.000000	10.753310	7.53%	70	2010*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	13.014934	14.293898	9.83%	3,360	2010
	10.763214	13.014934	20.92%	4,342	2009
	16.205840	10.763214	-33.58%	2,978	2008
	15.253770	16.205840	6.24%	0	2007
	12.817901	15.253770	19.00%	29	2006

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.170049	10.573700	3.97%	118	2010
	9.087672	10.170049	11.91%	590	2009
	10.630241	9.087672	-14.51%	1,100	2008
	10.275244	10.630241	3.45%	1,359	2007
	9.985363	10.275244	2.90%	225	2006
	9.967544	9.985363	0.18%	64	2005
	10.015684	9.967544	-0.48%	0	2004
	10.000000	10.015684	0.16%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	8.799827	10.394092	18.12%	0	2010
	7.259416	8.799827	21.22%	0	2009
	12.145853	7.259416	-40.23%	0	2008
	12.237442	12.145853	-0.75%	10,361	2007
	11.773573	12.237442	3.94%	23	2006

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	11.534933	13.994219	21.32%	380	2010
	8.887810	11.534933	29.78%	380	2009
	14.862813	8.887810	-40.20%	466	2008
	13.987076	14.862813	6.26%	0	2007
	12.456727	13.987076	12.29%	275	2006
	11.804504	12.456727	5.53%	0	2005
	10.552559	11.804504	11.86%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Century NVIT Growth Fund: Class I - Q/NQ	6.721715	7.915339	17.76%	1,354	2010
	5.099795	6.721715	31.80%	1,356	2009
	8.425771	5.099795	-39.47%	1,359	2008
	7.137919	8.425771	18.04%	1,362	2007
	6.808112	7.137919	4.84%	2,913	2006
	6.473239	6.808112	5.17%	3,054	2005
	6.060807	6.473239	6.80%	1,554	2004
	4.623680	6.060807	31.08%	1,695	2003
	6.568981	4.623680	-29.61%	1,092	2002
	9.257262	6.568981	-29.04%	2,361	2001

NVIT American Century NVIT Multi Cap Value Fund: Class I - Q/NQ	12.459482	13.960429	12.05%	7,725	2010
	10.000000	12.459482	24.59%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	9.273251	10.257868	10.62%	3,832	2010
	7.609027	9.273251	21.87%	3,506	2009
	10.972607	7.609027	-30.65%	3,512	2008
	10.469308	10.972607	4.81%	0	2007
	10.000000	10.469308	4.69%	206	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.475482	10.964216	4.67%	2,601	2010
	9.458857	10.475482	10.75%	2,163	2009
	10.627782	9.458857	-11.00%	2,508	2008
	10.451366	10.627782	1.69%	34	2007
	10.000000	10.451366	4.51%	1,155	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.288170	11.307734	9.91%	6,668	2010
	7.357433	10.288170	39.83%	6,536	2009
	12.142021	7.357433	-39.41%	7,062	2008
	10.752059	12.142021	12.93%	145	2007
	10.000000	10.752059	7.52%	1,104	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	8.573945	10.007247	16.72%	54,681	2010
	6.256195	8.573945	37.05%	49,230	2009
	11.356722	6.256195	-44.91%	50,750	2008
	10.278312	11.356722	10.49%	5,412	2007
	10.000000	10.278312	2.78%	16,623	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	7.742763	8.485198	9.59%	747	2010
	5.999507	7.742763	29.06%	265	2009
	9.809470	5.999507	-38.84%	87	2008
	10.000000	9.809470	-1.91%	0	2007*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	15.470945	17.287312	11.74%	263	2010
	10.730712	15.470945	44.17%	263	2009
	15.090339	10.730712	-28.89%	264	2008
	14.817911	15.090339	1.84%	276	2007
	13.566462	14.817911	9.22%	411	2006
	13.418308	13.566462	1.10%	421	2005
	12.342012	13.418308	8.72%	360	2004
	10.221629	12.342012	20.74%	106	2003
	10.027593	10.221629	1.94%	48	2002
	9.744373	10.027593	2.91%	48	2001

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.912792	13.312097	11.75%	1,564	2010
	8.258152	11.912792	44.25%	2,436	2009
	11.630759	8.258152	-29.00%	3,152	2008
	11.417078	11.630759	1.87%	0	2007
	10.453271	11.417078	9.22%	1,482	2006
	10.000000	10.453271	4.53%	754	2005*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ	7.762224	8.861580	14.16%	32,917	2010
	5.138900	7.762224	51.05%	31,757	2009
	10.000000	5.138900	-48.61%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	7.957915	9.711597	22.04%	807	2010
	6.126637	7.957915	29.89%	3,068	2009
	10.000000	6.126637	-38.73%	3,289	2008*

NVIT NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ	8.113295	9.210181	13.52%	0	2010
	6.359322	8.113295	27.58%	0	2009
	10.000000	6.359322	-36.41%	0	2008*

NVIT NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ	9.373787	10.219895	9.03%	0	2010
	7.922177	9.373787	18.32%	0	2009
	10.000000	7.922177	-20.78%	0	2008*

NVIT NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ	8.827775	9.797479	10.98%	0	2010
	7.199765	8.827775	22.61%	0	2009
	10.000000	7.199765	-28.00%	0	2008*

NVIT NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ	10.126015	10.679483	5.47%	205	2010
	9.072864	10.126015	11.61%	146	2009
	10.000000	9.072864	-9.27%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ	9.101202	10.009410	9.98%	1,874	2010
	7.557700	9.101202	20.42%	13,667	2009
	10.000000	7.557700	-24.42%	0	2008*

NVIT NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ	8.545465	9.561977	11.90%	0	2010
	6.836576	8.545465	25.00%	0	2009
	10.000000	6.836576	-31.63%	0	2008*

NVIT NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ	9.648048	10.388154	7.67%	88	2010
	8.302301	9.648048	16.21%	74	2009
	10.000000	8.302301	-16.98%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	10.594362	11.200187	5.72%	248	2010
	9.862143	10.594362	7.42%	312	2009
	10.000000	9.862143	-1.38%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	11.321157	12.086780	6.76%	0	2010
	9.846106	11.321157	14.98%	0	2009
	10.000000	9.846106	-1.54%	0	2008*

NVIT NVIT Emerging Markets Fund: Class I - Q/NQ	22.651951	25.987329	14.72%	29	2010
	14.045719	22.651951	61.27%	29	2009
	33.675844	14.045719	-58.29%	29	2008
	23.426504	33.675844	43.75%	29	2007
	17.351085	23.426504	35.01%	29	2006
	13.246644	17.351085	30.98%	48	2005
	11.109704	13.246644	19.23%	48	2004
	6.807349	11.109704	63.20%	48	2003
	8.132085	6.807349	-16.29%	48	2002
	8.685889	8.132085	-6.38%	0	2001

NVIT NVIT Emerging Markets Fund: Class III - Q/NQ	24.951644	28.635227	14.76%	3,336	2010
	15.455536	24.951644	61.44%	4,110	2009
	37.115561	15.455536	-58.36%	3,546	2008
	25.824796	37.115561	43.72%	3,130	2007
	19.137690	25.824796	34.94%	2,810	2006
	14.608663	19.137690	31.00%	2,299	2005
	12.250675	14.608663	19.25%	718	2004
	7.508471	12.250675	63.16%	253	2003
	10.000000	7.508471	-24.92%	88	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Government Bond Fund: Class I - Q/NQ	15.438298	15.974347	3.47%	7,269	2010
	15.224418	15.438298	1.40%	9,977	2009
	14.312279	15.224418	6.37%	8,358	2008
	13.526164	14.312279	5.81%	0	2007
	13.254058	13.526164	2.05%	9,092	2006
	12.997203	13.254058	1.98%	8,218	2005
	12.745923	12.997203	1.97%	6,306	2004
	12.654152	12.745923	0.73%	5,684	2003
	11.546116	12.654152	9.60%	6,260	2002
	10.902126	11.546116	5.91%	3,836	2001

NVIT NVIT International Equity Fund: Class I - Q/NQ	10.637128	11.900361	11.88%	76	2010
	8.303713	10.637128	28.10%	76	2009
	15.588521	8.303713	-46.73%	76	2008
	12.416347	15.588521	25.55%	0	2007
	9.455883	12.416347	31.31%	77	2006
	7.353676	9.455883	28.59%	77	2005
	6.521138	7.353676	12.77%	77	2004
	4.869101	6.521138	33.93%	77	2003
	6.496891	4.869101	-25.05%	78	2002
	9.221767	6.496891	-29.55%	78	2001

NVIT NVIT International Equity Fund: Class III - Q/NQ	16.954039	18.963951	11.86%	4,603	2010
	13.240088	16.954039	28.05%	4,385	2009
	24.847742	13.240088	-46.72%	2,044	2008
	19.790909	24.847742	25.55%	1,288	2007
	15.073720	19.790909	31.29%	1,140	2006
	11.725727	15.073720	28.55%	1,169	2005
	10.383768	11.725727	12.92%	104	2004
	7.769802	10.383768	33.64%	96	2003
	10.000000	7.769802	-22.30%	0	2002*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	8.381156	8.888768	6.06%	1,322	2010
	6.599237	8.381156	27.00%	1,197	2009
	11.743033	6.599237	-43.80%	1,117	2008
	10.871766	11.743033	8.01%	7,007	2007
	10.000000	10.871766	8.72%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	12.174286	13.780903	13.20%	10,302	2010
	9.691703	12.174286	25.62%	11,754	2009
	15.540025	9.691703	-37.63%	10,799	2008
	14.852830	15.540025	4.63%	187	2007
	12.869465	14.852830	15.41%	11,052	2006
	12.074239	12.869465	6.59%	9,296	2005
	10.723013	12.074239	12.60%	1,920	2004
	8.234496	10.723013	30.22%	414	2003
	10.000000	8.234496	-17.66%	122	2002*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	11.542944	12.517421	8.44%	0	2010
	10.000000	11.542944	15.43%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	12.102502	13.389091	10.63%	353	2010
	10.000000	12.102502	21.03%	0	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	12.170443	12.726522	4.57%	1,412	2010
	11.298120	12.170443	7.72%	1,338	2009
	12.174397	11.298120	-7.20%	1,790	2008
	11.699753	12.174397	4.06%	4,817	2007
	11.159571	11.699753	4.84%	2,281	2006
	10.938716	11.159571	2.02%	285	2005
	10.584735	10.938716	3.34%	0	2004
	9.933326	10.584735	6.56%	0	2003
	10.000000	9.933326	-0.67%	0	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	12.336608	13.512010	9.53%	17,700	2010
	10.486186	12.336608	17.65%	18,639	2009
	13.826087	10.486186	-24.16%	18,548	2008
	13.252053	13.826087	4.33%	0	2007
	12.051166	13.252053	9.96%	17,680	2006
	11.584213	12.051166	4.03%	20,693	2005
	10.709575	11.584213	8.17%	1,400	2004
	9.033690	10.709575	18.55%	604	2003
	10.000000	9.033690	-9.66%	1,525	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	12.401149	13.817929	11.42%	45,470	2010
	10.095565	12.401149	22.84%	33,167	2009
	14.901132	10.095565	-32.25%	36,986	2008
	14.216422	14.901132	4.82%	3,798	2007
	12.568358	14.216422	13.11%	24,663	2006
	11.886380	12.568358	5.74%	18,060	2005
	10.738253	11.886380	10.69%	3,549	2004
	8.586354	10.738253	25.06%	1,856	2003
	10.000000	8.586354	-14.14%	0	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.410250	13.298880	7.16%	5,033	2010
	10.969951	12.410250	13.13%	5,049	2009
	13.076032	10.969951	-16.11%	5,238	2008
	12.509474	13.076032	4.53%	0	2007
	11.683322	12.509474	7.07%	5,755	2006
	11.322864	11.683322	3.18%	5,935	2005
	10.700165	11.322864	5.82%	2,208	2004
	9.530058	10.700165	12.28%	416	2003
	10.000000	9.530058	-4.70%	179	2002*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	22.295780	27.786191	24.63%	4,365	2010
	16.509748	22.295780	35.05%	5,273	2009
	26.314008	16.509748	-37.26%	4,844	2008
	24.775941	26.314008	6.21%	4,426	2007
	22.830881	24.775941	8.52%	5,229	2006
	20.623786	22.830881	10.70%	3,149	2005
	18.045837	20.623786	14.29%	1,843	2004
	13.571367	18.045837	32.97%	1,303	2003
	16.226571	13.571367	-16.36%	901	2002
	16.650563	16.226571	-2.55%	569	2001

NVIT NVIT Money Market Fund: Class I - Q/NQ	11.969960	11.820354	-1.25%	11,464	2010
	12.116391	11.969960	-1.21%	14,153	2009
	12.022852	12.116391	0.78%	24,153	2008
	11.619013	12.022852	3.48%	0	2007
	11.255765	11.619013	3.23%	7,016	2006
	11.101653	11.255765	1.39%	6,033	2005
	11.151696	11.101653	-0.45%	3,589	2004
	11.222643	11.151696	-0.63%	4,262	2003
	11.228670	11.222643	-0.05%	3,938	2002
	10.976083	11.228670	2.30%	2,497	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	15.052787	16.438470	9.21%	2,239	2010
	12.255431	15.052787	22.83%	5,988	2009
	15.005176	12.255431	-18.33%	6,645	2008
	14.524404	15.005176	3.31%	0	2007
	14.029010	14.524404	3.53%	6,233	2006
	13.903003	14.029010	0.91%	6,410	2005
	13.215501	13.903003	5.20%	5,696	2004
	11.936481	13.215501	10.72%	2,305	2003
	11.274938	11.936481	5.87%	2,321	2002
	10.959378	11.274938	2.88%	2,061	2001

NVIT NVIT Multi-Manager International Growth Fund: Class I - Q/NQ	13.465073	15.176699	12.71%	0	2010
	10.000000	13.465073	34.65%	0	2009*

NVIT NVIT Multi-Manager International Growth Fund: Class III - Q/NQ	8.205050	9.239879	12.61%	5,705	2010
	6.088932	8.205050	34.75%	7,647	2009
	10.000000	6.088932	-39.11%	3,500	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	15.176301	15.902767	4.79%	2,296	2010
	11.836579	15.176301	28.22%	2,759	2009
	22.335425	11.836579	-47.01%	3,562	2008
	21.975505	22.335425	1.64%	3,929	2007
	18.129148	21.975505	21.22%	1,920	2006
	16.383193	18.129148	10.66%	1,713	2005
	13.795416	16.383193	18.76%	145	2004
	10.000000	13.795416	37.95%	0	2003*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	8.088157	9.225932	14.07%	5,319	2010
	6.311220	8.088157	28.16%	4,190	2009
	10.000000	6.311220	-36.89%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ	10.000000	10.427486	4.27%	350	2010*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.920878	8.818891	11.34%	0	2010
	6.295437	7.920878	25.82%	0	2009
	10.000000	6.295437	-37.05%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ	7.816992	9.789588	25.23%	14,863	2010
	6.227072	7.816992	25.53%	18,147	2009
	10.000000	6.227072	-37.73%	1,015	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	8.633805	10.199792	18.14%	5,359	2010
	6.701262	8.633805	28.84%	7,612	2009
	10.000000	6.701262	-32.99%	2,463	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	11.382047	14.100206	23.88%	1,984	2010
	9.042865	11.382047	25.87%	2,419	2009
	17.091260	9.042865	-47.09%	2,466	2008
	15.771065	17.091260	8.37%	1,952	2007
	15.473935	15.771065	1.92%	2,870	2006
	14.496373	15.473935	6.74%	1,943	2005
	12.943374	14.496373	12.00%	1,037	2004
	9.762003	12.943374	32.59%	931	2003
	14.818626	9.762003	-34.12%	748	2002
	16.831886	14.818626	-11.96%	967	2001

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	25.811790	32.270762	25.02%	1,256	2010
	20.709509	25.811790	24.64%	1,721	2009
	30.910484	20.709509	-33.00%	1,669	2008
	33.621951	30.910484	-8.06%	1,575	2007
	29.026603	33.621951	15.83%	2,395	2006
	28.516666	29.026603	1.79%	2,046	2005
	24.618843	28.516666	15.83%	1,674	2004
	15.893715	24.618843	54.90%	1,457	2003
	22.097595	15.893715	-28.07%	1,158	2002
	17.445777	22.097595	26.66%	818	2001

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	22.728813	28.127878	23.75%	3,025	2010
	17.086989	22.728813	33.02%	3,661	2009
	27.994447	17.086989	-38.96%	3,851	2008
	27.758912	27.994447	0.85%	3,697	2007
	25.089017	27.758912	10.64%	3,506	2006
	22.619557	25.089017	10.92%	2,506	2005
	19.244942	22.619557	17.54%	1,880	2004
	13.820149	19.244942	39.25%	1,208	2003
	16.928867	13.820149	-18.36%	948	2002
	18.376589	16.928867	-7.88%	667	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Nationwide Fund: Class I - Q/NQ	10.827787	12.130640	12.03%	6,500	2010
	8.695593	10.827787	24.52%	7,947	2009
	15.066968	8.695593	-42.29%	8,387	2008
	14.104765	15.066968	6.82%	0	2007
	12.569807	14.104765	12.21%	8,829	2006
	11.846853	12.569807	6.10%	7,879	2005
	10.930890	11.846853	8.38%	7,280	2004
	8.680809	10.930890	25.92%	6,527	2003
	10.636664	8.680809	-18.39%	5,814	2002
	12.216049	10.636664	-12.93%	6,650	2001

NVIT NVIT Real Estate Fund: Class I - Q/NQ	7.234189	9.299999	28.56%	13,579	2010
	5.599255	7.234189	29.20%	16,316	2009
	10.000000	5.599255	-44.01%	0	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.429293	10.548150	1.14%	609	2010
	9.860285	10.429293	5.77%	203	2009
	10.000000	9.860285	-1.40%	0	2008*

NVIT NVIT Worldwide Leaders Fund: Class I - Q/NQ	13.168676	14.494393	10.07%	74	2010
	10.667936	13.168676	23.44%	75	2009
	19.409873	10.667936	-45.04%	75	2008
	16.394468	19.409873	18.39%	75	2007
	13.188122	16.394468	24.31%	75	2006
	11.190533	13.188122	17.85%	75	2005
	9.797330	11.190533	14.22%	83	2004
	7.291847	9.797330	34.36%	84	2003
	9.897097	7.291847	-26.32%	84	2002
	12.345376	9.897097	-19.83%	85	2001

NVIT NVIT Worldwide Leaders Fund: Class III - Q/NQ	18.241791	20.060705	9.97%	707	2010
	14.778347	18.241791	23.44%	707	2009
	26.881481	14.778347	-45.02%	707	2008
	22.697336	26.881481	18.43%	76	2007
	18.268429	22.697336	24.24%	0	2006
	15.501292	18.268429	17.85%	0	2005
	13.571411	15.501292	14.22%	0	2004
	10.000000	13.571411	35.71%	0	2003*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class I - Q/NQ	12.950830	13.914433	7.44%	60,654	2010
	10.000000	12.950830	29.51%	0	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	12.925473	13.574005	5.02%	694	2010
	10.000000	12.925473	29.25%	2,635	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	10.688060	12.219243	14.33%	5,152	2010
	8.419634	10.688060	26.94%	7,286	2009
	13.532052	8.419634	-37.78%	7,297	2008
	14.014970	13.532052	-3.45%	874	2007
	12.244340	14.014970	14.46%	8,620	2006
	11.893755	12.244340	2.95%	3,990	2005
	10.250526	11.893755	16.03%	2,973	2004
	7.897653	10.250526	29.79%	1,628	2003
	10.684106	7.897653	-26.08%	1,488	2002
	12.317063	10.684106	-13.26%	1,303	2001

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	14.325754	15.478999	8.05%	0	2010
	10.038225	14.325754	42.71%	1,270	2009
	18.658710	10.038225	-46.20%	2,853	2008
	16.553915	18.658710	12.71%	4,351	2007
	15.528631	16.553915	6.60%	6,363	2006
	14.961776	15.528631	3.79%	5,923	2005
	14.168379	14.961776	5.60%	5,768	2004
	10.957031	14.168379	29.31%	4,909	2003
	15.170607	10.957031	-27.77%	5,004	2002
	17.574219	15.170607	-13.68%	3,521	2001

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	18.807297	21.539219	14.53%	9,116	2010
	13.633328	18.807297	37.95%	12,984	2009
	23.085020	13.633328	-40.94%	14,461	2008
	21.985482	23.085020	5.00%	14,248	2007
	18.916877	21.985482	16.22%	13,651	2006
	16.753552	18.916877	12.91%	6,770	2005
	14.233382	16.753552	17.71%	3,064	2004
	10.000000	14.233382	42.33%	1,098	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	11.862818	13.584878	14.52%	1,590	2010
	8.594707	11.862818	38.02%	1,833	2009
	14.551844	8.594707	-40.94%	1,834	2008
	13.861145	14.551844	4.98%	0	2007
	11.926147	13.861145	16.22%	1,835	2006
	10.565033	11.926147	12.88%	2,516	2005
	8.978200	10.565033	17.67%	2,754	2004
	6.356923	8.978200	41.23%	2,757	2003
	8.267491	6.356923	-23.11%	3,318	2002
	9.518646	8.267491	-13.14%	1,596	2001

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	2.499491	2.830723	13.25%	6	2010
	1.996897	2.499491	25.17%	7	2009
	9.580103	1.996897	-79.16%	5	2008
	10.000000	9.580103	-4.20%	9	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	2.704523	3.066341	13.38%	24	2010
	2.185467	2.704523	23.75%	25	2009
	10.377086	2.185467	-78.94%	28	2008
	10.519855	10.377086	-1.36%	34	2007
	10.000000	10.519855	5.20%	16	2006*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	11.940024	13.690128	14.66%	10,218	2010
	9.425201	11.940024	26.68%	12,745	2009
	15.512276	9.425201	-39.24%	13,163	2008
	15.044165	15.512276	3.11%	4,348	2007
	13.244102	15.044165	13.59%	10,208	2006
	12.654982	13.244102	4.66%	6,755	2005
	11.707682	12.654982	8.09%	2,324	2004
	9.355937	11.707682	25.14%	720	2003
	11.667724	9.355937	-19.81%	592	2002
	13.152642	11.667724	-11.29%	1,031	2001

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares - Q/NQ	8.122488	9.898460	21.86%	7,846	2010
	5.995323	8.122488	35.48%	7,691	2009
	9.765612	5.995323	-38.61%	9,038	2008
	10.011018	9.765612	-2.45%	8,867	2007
	10.000000	10.011018	0.11%	2,537	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ	11.403177	14.353550	25.87%	1,817	2010
	8.708048	11.403177	30.95%	3,524	2009
	17.313969	8.708048	-49.71%	3,559	2008
	16.490117	17.313969	5.00%	0	2007
	16.218926	16.490117	1.67%	4,258	2006
	14.621223	16.218926	10.93%	4,196	2005
	12.361526	14.621223	18.28%	3,496	2004
	9.967175	12.361526	24.02%	3,101	2003
	13.978216	9.967175	-28.69%	2,796	2002
	20.596567	13.978216	-32.13%	2,062	2001

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.874552	11.745076	8.01%	0	2010
	10.000000	10.874552	8.75%	0	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.954048	11.378072	3.87%	295	2010
	10.000000	10.954048	9.54%	883	2009*

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ	11.881741	12.684960	6.76%	0	2010
	10.166878	11.881741	16.87%	0	2009
	11.073425	10.166878	-8.19%	0	2008
	10.135369	11.073425	9.26%	2,667	2007
	10.000000	10.135369	1.35%	0	2006*

PIMCO Variable Insurance Trust -Total Return Portfolio: Administrative Class - Q/NQ	12.984838	13.862866	6.76%	0	2010
	11.531516	12.984838	12.60%	0	2009
	11.148087	11.531516	3.44%	0	2008
	10.382258	11.148087	7.38%	0	2007
	10.000000	10.382258	3.82%	0	2006*

Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ	9.880140	12.679958	28.34%	0	2010
	6.330660	9.880140	56.07%	0	2009
	11.300887	6.330660	-43.98%	0	2008
	11.006899	11.300887	2.67%	648	2007
	10.000000	11.006899	10.07%	0	2006*

SBL Fund - Series D (Global Series) - Q/NQ	8.983675	10.263320	14.24%	0	2010
	7.598272	8.983675	18.23%	0	2009
	12.488321	7.598272	-39.16%	0	2008
	11.615234	12.488321	7.52%	0	2007
	10.000000	11.615234	16.15%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

SBL Fund - Series J (Mid Cap Growth Series) - Q/NQ	7.697481	9.438912	22.62%	0	2010
	5.414553	7.697481	42.16%	0	2009
	9.133395	5.414553	-40.72%	0	2008
	10.326692	9.133395	-11.56%	0	2007
	10.000000	10.326692	3.27%	0	2006*

SBL Fund - Series N (Managed Asset Allocation Series) - Q/NQ	10.288057	11.232553	9.18%	0	2010
	8.292904	10.288057	24.06%	0	2009
	11.535600	8.292904	-28.11%	0	2008
	11.017210	11.535600	4.71%	5,680	2007
	10.000000	11.017210	10.17%	0	2006*

SBL Fund - Series O (All Cap Value Series) - Q/NQ	9.242888	10.643943	15.16%	0	2010
	7.037023	9.242888	31.35%	0	2009
	11.573519	7.037023	-39.20%	0	2008
	11.399845	11.573519	1.52%	0	2007
	10.000000	11.399845	14.00%	0	2006*

SBL Fund - Series P (High Yield Series) - Q/NQ	12.583027	14.343278	13.99%	0	2010
	7.376075	12.583027	70.59%	0	2009
	10.667618	7.376075	-30.86%	0	2008
	10.583702	10.667618	0.79%	1,470	2007
	10.000000	10.583702	5.84%	0	2006*

SBL Fund - Series Q (Small Cap Value Series) - Q/NQ	10.991151	13.229193	20.36%	0	2010
	7.137877	10.991151	53.98%	0	2009
	11.769787	7.137877	-39.35%	0	2008
	10.811230	11.769787	8.87%	0	2007
	10.000000	10.811230	8.11%	0	2006*

SBL Fund - Series V (Mid Cap Value Series) - Q/NQ	10.863984	12.637767	16.33%	0	2010
	7.643819	10.863984	42.13%	0	2009
	10.820751	7.643819	-29.36%	0	2008
	10.758396	10.820751	0.58%	0	2007
	10.000000	10.758396	7.58%	0	2006*

SBL Fund - Series X (Small Cap Growth Series) - Q/NQ	7.512565	9.651579	28.47%	0	2010
	5.627160	7.512565	33.51%	0	2009
	10.797685	5.627160	-47.89%	0	2008
	10.354803	10.797685	4.28%	1,516	2007
	10.000000	10.354803	3.55%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

SBL Fund - Series Y (Large Cap Concentrated Growth Series) - Q/NQ	8.205251	9.451690	15.19%	0	2010
	6.234253	8.205251	31.62%	0	2009
	10.032335	6.234253	-37.86%	0	2008
	10.829422	10.032335	-7.36%	0	2007
	10.000000	10.829422	8.29%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ	10.000000	10.548103	5.48%	0	2010*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	10.410626	11.015043	5.81%	717	2010
	9.615032	10.410626	8.27%	717	2009
	10.843289	9.615032	-11.33%	1,105	2008
	10.413414	10.843289	4.13%	0	2007
	10.000000	10.413414	4.13%	96	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	35.509855	38.483287	8.37%	74	2010
	27.616445	35.509855	28.58%	74	2009
	32.892265	27.616445	-16.04%	74	2008
	31.268369	32.892265	5.19%	74	2007
	28.574908	31.268369	9.43%	196	2006
	25.777598	28.574908	10.85%	197	2005
	23.717411	25.777598	8.69%	197	2004
	18.783491	23.717411	26.27%	192	2003
	17.415214	18.783491	7.86%	173	2002
	16.018934	17.415214	8.72%	152	2001

The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class I - Q/NQ	13.012625	13.580394	4.36%	0	2010
	9.942920	13.012625	30.87%	0	2009
	18.183456	9.942920	-45.32%	0	2008
	16.070189	18.183456	13.15%	2,716	2007
	13.004495	16.070189	23.57%	0	2006
	11.856303	13.004495	9.68%	0	2005
	10.227893	11.856303	15.92%	0	2004
	8.128587	10.227893	25.83%	0	2003
	10.000000	8.128587	-18.71%	0	2002*

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Class R1 - Q/NQ	22.567734	28.272856	25.28%	0	2010
	10.709286	22.567734	110.73%	0	2009
	30.767280	10.709286	-65.19%	246	2008
	22.649945	30.767280	35.84%	219	2007
	16.437358	22.649945	37.80%	196	2006
	12.622652	16.437358	30.22%	0	2005
	10.000000	12.622652	26.23%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ	43.190476	54.098716	25.26%	0	2010
	20.516561	43.190476	110.52%	0	2009
	58.991911	20.516561	-65.22%	0	2008
	43.412632	58.991911	35.89%	0	2007
	31.514704	43.412632	37.75%	0	2006
	24.176597	31.514704	30.35%	60	2005
	19.447415	24.176597	24.32%	60	2004
	12.772187	19.447415	52.26%	60	2003
	13.320519	12.772187	-4.12%	60	2002
	13.739047	13.320519	-3.05%	60	2001

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Class R1 - Q/NQ	27.321439	34.873436	27.64%	0	2010
	17.553176	27.321439	55.65%	0	2009
	32.977627	17.553176	-46.77%	207	2008
	22.980567	32.977627	43.50%	188	2007
	18.685701	22.980567	22.98%	166	2006
	12.479763	18.685701	49.73%	0	2005
	10.000000	12.479763	24.80%	0	2004*

Van Eck VIP Trust - Van Eck Global Hard Assets Fund: Initial Class - Q/NQ	45.274087	57.779398	27.62%	42	2010
	29.102885	45.274087	55.57%	42	2009
	54.704654	29.102885	-46.80%	42	2008
	38.113622	54.704654	43.53%	43	2007
	31.001698	38.113622	22.94%	43	2006
	20.697822	31.001698	49.78%	43	2005
	16.871845	20.697822	22.68%	43	2004
	11.800336	16.871845	42.98%	44	2003
	12.298301	11.800336	-4.05%	44	2002
	13.907561	12.298301	-11.57%	44	2001

Wells Fargo Variable Trust - VT Small Cap Growth Fund - Q/NQ	13.091373	16.388970	25.19%	0	2010
	10.000000	13.091373	30.91%	0	2009*

boavsaipart2.htm
Additional Contract Options Elected (Total 1.30%)
(Variable account charges of 1.30% of the daily net assets of the variable account)

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	8.730018	10.907709	24.94%	0	2010
	6.200164	8.730018	40.80%	0	2009
	10.000000	6.200164	-38.00%	0	2008*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	12.266583	12.726928	3.75%	4,362	2010
	11.276296	12.266583	8.78%	3,522	2009
	11.609253	11.276296	-2.87%	3,574	2008
	10.743037	11.609253	8.06%	3,176	2007
	10.714080	10.743037	0.27%	2,947	2006
	10.687792	10.714080	0.25%	0	2005
	10.233898	10.687792	4.44%	0	2004
	10.000000	10.233898	2.34%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	11.595507	13.063929	12.66%	589	2010
	9.947974	11.595507	16.56%	697	2009
	15.408481	9.947974	-35.44%	1,080	2008
	15.623076	15.408481	-1.37%	1,250	2007
	13.518310	15.623076	15.57%	1,151	2006
	13.089671	13.518310	3.27%	922	2005
	11.737071	13.089671	11.52%	808	2004
	9.193080	11.737071	27.67%	805	2003
	11.552029	9.193080	-20.42%	609	2002
	12.771997	11.552029	-9.55%	1,151	2001

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	12.823534	14.339445	11.82%	0	2010
	9.712886	12.823534	32.03%	0	2009
	17.835565	9.712886	-45.54%	208	2008
	15.307662	17.835565	16.51%	208	2007
	12.404396	15.307662	23.41%	208	2006
	11.096532	12.404396	11.79%	208	2005
	9.782676	11.096532	13.43%	208	2004
	7.960337	9.782676	22.89%	208	2003
	10.128725	7.960337	-21.41%	208	2002
	14.490593	10.128725	-30.10%	871	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	10.209581	12.017122	17.70%	29	2010
	7.960349	10.209581	28.26%	30	2009
	10.661044	7.960349	-25.33%	30	2008
	11.057147	10.661044	-3.58%	14	2007
	10.000000	11.057147	10.57%	0	2006*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	17.583894	19.685054	11.95%	0	2010
	14.863162	17.583894	18.31%	1,351	2009
	20.566055	14.863162	-27.73%	1,347	2008
	21.967196	20.566055	-6.38%	1,370	2007
	18.756880	21.967196	17.12%	1,883	2006
	18.092486	18.756880	3.67%	1,692	2005
	16.032727	18.092486	12.85%	1,567	2004
	12.596055	16.032727	27.28%	1,976	2003
	14.605357	12.596055	-13.76%	1,701	2002
	13.116946	14.605357	11.35%	704	2001

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	12.072012	13.078195	8.33%	1,192	2010
	10.000000	12.072012	20.72%	0	2009*

Credit Suisse Trust - International Equity Flex III Portfolio - Q/NQ	10.101626	11.189912	10.77%	0	2010
	10.000000	10.101626	1.02%	0	2009*

Credit Suisse Trust - U.S. Equity Flex I Portfolio - Q/NQ	10.841169	12.247488	12.97%	0	2010

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	12.273737	15.243060	24.19%	298	2010
	9.946220	12.273737	23.40%	339	2009
	14.586751	9.946220	-31.81%	1,175	2008
	14.877364	14.586751	-1.95%	771	2007
	13.174239	14.877364	12.93%	590	2006
	12.446927	13.174239	5.84%	693	2005
	10.346504	12.446927	20.30%	411	2004
	7.608241	10.346504	35.99%	88	2003
	10.000000	7.608241	-23.92%	38	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Socially Responsible Growth Fund, Inc. (The) - Initial Shares - Q/NQ	10.066125	11.407346	13.32%	1,848	2010
	7.624873	10.066125	32.02%	1,849	2009
	11.781058	7.624873	-35.28%	2,477	2008
	11.074843	11.781058	6.38%	2,335	2007
	10.274954	11.074843	7.78%	2,151	2006
	10.046653	10.274954	2.27%	1,998	2005
	9.583764	10.046653	4.83%	2,005	2004
	7.706045	9.583764	24.37%	1,849	2003
	10.988353	7.706045	-29.87%	2,340	2002
	14.380518	10.988353	-23.59%	3,406	2001

Dreyfus Stock Index Fund, Inc. - Initial Shares - Q/NQ	11.462933	12.992814	13.35%	3,118	2010
	9.192999	11.462933	24.69%	3,119	2009
	14.817894	9.192999	-37.96%	4,524	2008
	14.264491	14.817894	3.88%	4,541	2007
	12.512627	14.264491	14.00%	4,471	2006
	12.108868	12.512627	3.33%	3,982	2005
	11.088459	12.108868	9.20%	3,586	2004
	8.751979	11.088459	26.70%	4,214	2003
	11.421554	8.751979	-23.37%	3,090	2002
	13.178151	11.421554	-13.33%	7,168	2001

Dreyfus Variable Investment Fund -Appreciation Portfolio: Initial Shares - Q/NQ	12.651120	14.399406	13.82%	637	2010
	10.458431	12.651120	20.97%	653	2009
	15.041197	10.458431	-30.47%	843	2008
	14.225733	15.041197	5.73%	498	2007
	12.373722	14.225733	14.97%	598	2006
	12.010432	12.373722	3.02%	368	2005
	11.584069	12.010432	3.68%	306	2004
	9.686029	11.584069	19.60%	179	2003
	11.783214	9.686029	-17.80%	135	2002
	13.164923	11.783214	-10.50%	79	2001

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	15.068808	16.137809	7.09%	2,563	2010
	12.676743	15.068808	18.87%	2,596	2009
	13.853324	12.676743	-8.49%	3,273	2008
	13.319686	13.853324	4.01%	3,352	2007
	12.956412	13.319686	2.80%	3,103	2006
	12.958478	12.956412	-0.02%	2,798	2005
	12.670489	12.958478	2.27%	2,507	2004
	12.267458	12.670489	3.29%	3,667	2003
	11.370764	12.267458	7.89%	3,006	2002
	10.666472	11.370764	6.60%	776	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ	10.214361	11.365735	11.27%	0	2010
	8.335607	10.214361	22.54%	0	2009
	11.272131	8.335607	-26.05%	0	2008
	10.512515	11.272131	7.23%	0	2007
	10.000000	10.512515	5.13%	0	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ	9.666584	10.926379	13.03%	0	2010
	7.605353	9.666584	27.10%	0	2009
	11.451684	7.605353	-33.59%	0	2008
	10.532507	11.451684	8.73%	0	2007
	10.000000	10.532507	5.33%	0	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ	9.180780	10.511308	14.49%	0	2010
	7.078673	9.180780	29.70%	0	2009
	11.582071	7.078673	-38.88%	0	2008
	10.552664	11.582071	9.75%	0	2007
	10.000000	10.552664	5.53%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ	17.709848	20.470311	15.59%	0	2010
	13.226050	17.709848	33.90%	8,491	2009
	23.351620	13.226050	-43.36%	9,822	2008
	20.135487	23.351620	15.97%	9,303	2007
	18.281239	20.135487	10.14%	8,326	2006
	15.850782	18.281239	15.33%	6,236	2005
	13.923698	15.850782	13.84%	6,251	2004
	10.990756	13.923698	26.69%	4,464	2003
	12.294307	10.990756	-10.60%	3,889	2002
	14.214337	12.294307	-13.51%	4,079	2001

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	8.834360	10.390003	17.61%	420	2010
	6.065267	8.834360	45.65%	932	2009
	13.478023	6.065267	-55.00%	1,306	2008
	9.376713	13.478023	43.74%	353	2007
	10.000000	9.376713	-6.23%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	12.942820	14.702121	13.59%	9,679	2010
	10.084737	12.942820	28.34%	9,858	2009
	17.833606	10.084737	-43.45%	10,713	2008
	17.817217	17.833606	0.09%	10,178	2007
	15.032685	17.817217	18.52%	10,601	2006
	14.400930	15.032685	4.39%	7,049	2005
	13.099526	14.400930	9.93%	5,950	2004
	10.191923	13.099526	28.53%	6,476	2003
	12.440995	10.191923	-18.08%	5,645	2002

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	7.947506	9.699770	22.05%	0	2010
	5.525804	7.947506	43.83%	0	2009
	12.458470	5.525804	-55.65%	105	2008
	10.259376	12.458470	21.43%	95	2007
	9.870863	10.259376	3.94%	368	2006
	9.186413	9.870863	7.45%	359	2005
	8.693663	9.186413	5.67%	529	2004
	6.793127	8.693663	27.98%	510	2003
	8.814543	6.793127	-22.93%	183	2002
	10.438575	8.814543	-15.56%	164	2001

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	10.479802	12.832010	22.45%	3,297	2010
	8.285615	10.479802	26.48%	3,608	2009
	15.909833	8.285615	-47.92%	4,006	2008
	12.706253	15.909833	25.21%	4,601	2007
	12.061208	12.706253	5.35%	4,629	2006
	11.563600	12.061208	4.30%	3,176	2005
	11.345636	11.563600	1.92%	3,077	2004
	8.657007	11.345636	31.06%	3,936	2003
	12.566043	8.657007	-31.11%	3,230	2002
	15.476056	12.566043	-18.80%	1,259	2001

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	12.026207	13.506526	12.31%	491	2010
	8.474745	12.026207	41.91%	643	2009
	11.458268	8.474745	-26.04%	721	2008
	11.309562	11.458268	1.31%	759	2007
	10.306110	11.309562	9.74%	1,232	2006
	10.184506	10.306110	1.19%	960	2005
	9.426171	10.184506	8.04%	1,493	2004
	7.521629	9.426171	25.32%	1,383	2003
	7.354603	7.521629	2.27%	822	2002
	8.458245	7.354603	-13.05%	197	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ	10.308039	11.564076	12.19%	101	2010
	7.256051	10.308039	42.06%	376	2009
	9.799408	7.256051	-25.95%	376	2008
	10.000000	9.799408	-2.01%	576	2007*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	12.117734	12.878696	6.28%	62	2010
	10.613742	12.117734	14.17%	291	2009
	11.125731	10.613742	-4.60%	249	2008
	10.817475	11.125731	2.85%	265	2007
	10.507730	10.817475	2.95%	0	2006
	10.428807	10.507730	0.76%	4	2005
	10.128708	10.428807	2.96%	1	2004
	10.000000	10.128708	1.29%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	9.269168	11.774747	27.03%	574	2010
	6.707301	9.269168	38.20%	756	2009
	11.234279	6.707301	-40.30%	724	2008
	9.856561	11.234279	13.98%	430	2007
	10.000000	9.856561	-1.43%	46	2006*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	13.400354	14.944699	11.52%	0	2010
	10.737954	13.400354	24.79%	0	2009
	19.381260	10.737954	-44.60%	5	2008
	16.754919	19.381260	15.68%	5	2007
	14.392045	16.754919	16.42%	5	2006
	12.255881	14.392045	17.43%	5	2005
	10.941500	12.255881	12.01%	5	2004
	7.740990	10.941500	41.34%	5	2003
	9.846083	7.740990	-21.38%	5	2002
	12.672362	9.846083	-22.30%	0	2001

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	13.385550	14.930471	11.54%	1,470	2010
	10.721641	13.385550	24.85%	1,470	2009
	19.356271	10.721641	-44.61%	2,523	2008
	16.730683	19.356271	15.69%	2,476	2007
	14.370885	16.730683	16.42%	2,350	2006
	12.242700	14.370885	17.38%	1,460	2005
	10.928889	12.242700	12.02%	1,171	2004
	7.729491	10.928889	41.39%	161	2003
	10.000000	7.729491	-22.71%	24	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	11.814180	14.745505	24.81%	150	2010
	7.604841	11.814180	55.35%	150	2009
	15.781569	7.604841	-51.81%	150	2008
	15.142626	15.781569	4.22%	262	2007
	13.202987	15.142626	14.69%	163	2006
	13.043195	13.202987	1.23%	28	2005
	11.593346	13.043195	12.51%	0	2004
	7.443946	11.593346	55.74%	15	2003
	10.000000	7.443946	-25.56%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.580086	11.765995	11.21%	0	2010
	7.905422	10.580086	33.83%	768	2009
	11.386418	7.905422	-30.57%	1,024	2008
	11.119465	11.386418	2.40%	870	2007
	10.000000	11.119465	11.19%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	8.247149	10.437304	26.56%	294	2010
	6.469518	8.247149	27.48%	653	2009
	9.785862	6.469518	-33.89%	480	2008
	10.157203	9.785862	-3.66%	315	2007
	10.000000	10.157203	1.57%	11	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	8.482528	9.230806	8.82%	0	2010
	6.598185	8.482528	28.56%	0	2009
	10.000000	6.598185	-34.02%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	10.786608	12.511054	15.99%	391	2010
	6.330521	10.786608	70.39%	59	2009
	13.552327	6.330521	-53.29%	737	2008
	10.669800	13.552327	27.02%	18	2007
	10.000000	10.669800	6.70%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ	14.445365	15.494581	7.26%	0	2010
	10.656354	14.445365	35.56%	0	2009
	18.065596	10.656354	-41.01%	0	2008
	15.808818	18.065596	14.28%	0	2007
	13.160857	15.808818	20.12%	0	2006
	12.069294	13.160857	9.04%	0	2005
	10.286800	12.069294	17.33%	0	2004
	7.862698	10.286800	30.83%	0	2003
	10.000000	7.862698	-21.37%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	9.855685	10.545423	7.00%	0	2010
	7.278199	9.855685	35.41%	0	2009
	12.371231	7.278199	-41.17%	296	2008
	10.857910	12.371231	13.94%	94	2007
	10.000000	10.857910	8.58%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	14.061614	15.874584	12.89%	256	2010
	12.003743	14.061614	17.14%	646	2009
	11.451105	12.003743	4.83%	73	2008
	10.449841	11.451105	9.58%	0	2007
	10.000000	10.449841	4.50%	0	2006*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	7.350289	8.357920	13.71%	0	2010
	6.168990	7.350289	19.15%	0	2009
	10.894113	6.168990	-43.37%	0	2008
	9.879259	10.894113	10.27%	0	2007
	10.000000	9.879259	-1.21%	0	2006*

Invesco - Invesco V.I. Capital Development Fund: Series II Shares - Q/NQ	8.043783	9.405839	16.93%	22	2010
	5.739643	8.043783	40.14%	22	2009
	10.999093	5.739643	-47.82%	20	2008
	10.081339	10.999093	9.10%	5	2007
	10.000000	10.081339	0.81%	0	2006*

Invesco - Invesco V.I. Global Health Care Fund: Series I Shares - Q/NQ	10.464156	10.874856	3.92%	0	2010
	8.303907	10.464156	26.01%	0	2009
	11.786725	8.303907	-29.55%	0	2008
	10.677037	11.786725	10.39%	0	2007
	10.000000	10.677037	6.77%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares - Q/NQ	8.431232	9.779112	15.99%	0	2010
	6.494699	8.431232	29.82%	0	2009
	11.888124	6.494699	-45.37%	0	2008
	12.751928	11.888124	-6.77%	0	2007
	10.000000	12.751928	27.52%	0	2006*

Invesco - Invesco V.I. International Growth Fund: Series I Shares - Q/NQ	16.727857	18.634341	11.40%	0	2010
	12.531690	16.727857	33.48%	0	2009
	21.296639	12.531690	-41.16%	0	2008
	18.809873	21.296639	13.22%	0	2007
	14.861051	18.809873	26.57%	0	2006
	12.767265	14.861051	16.40%	0	2005
	10.431301	12.767265	22.39%	0	2004
	8.188770	10.431301	27.39%	0	2003
	10.000000	8.188770	-18.11%	0	2002*

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	21.635967	23.207443	7.26%	755	2010
	17.530208	21.635967	23.42%	13	2009*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	9.199859	9.668653	5.10%	303	2010
	6.383581	9.199859	44.12%	1,196	2009
	11.613943	6.383581	-45.04%	603	2008
	8.612511	11.613943	34.85%	569	2007
	7.996638	8.612511	7.70%	532	2006
	7.197845	7.996638	11.10%	523	2005
	6.181859	7.197845	16.43%	449	2004
	6.277859	5.209227	-17.02%	1,351	2003
	8.137529	6.277859	-22.85%	1,704	2002
	10.000000	8.137529	-18.62%	1,569	2001*

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	12.381964	15.217404	22.90%	978	2010
	7.985659	12.381964	55.05%	971	2009
	14.421477	7.985659	-44.63%	920	2008
	12.001567	14.421477	20.16%	1,016	2007
	11.264791	12.001567	6.54%	876	2006
	10.251543	11.264791	9.88%	719	2005
	7.092920	10.300510	45.22%	408	2004
	10.000000	7.092920	-29.07%	226	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	4.056586	4.980700	22.78%	711	2010
	2.619563	4.056586	54.86%	711	2009
	4.737139	2.619563	-44.70%	723	2008
	3.944077	4.737139	20.11%	723	2007
	3.705791	3.944077	6.43%	723	2006
	3.365706	3.705791	10.10%	723	2005
	2.345410	3.390832	44.57%	757	2004
	4.023106	2.345410	-41.70%	1,267	2003
	6.503356	4.023106	-38.14%	1,544	2002
	10.000000	6.503356	-34.97%	1,345	2001*

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	23.945108	29.549757	23.41%	1,139	2010
	13.547818	23.945108	76.75%	1,163	2009
	28.722913	13.547818	-52.83%	1,187	2008
	22.723853	28.722913	26.40%	1,426	2007
	15.693805	22.723853	44.80%	1,346	2006
	12.043732	15.693805	30.31%	1,263	2005
	7.740287	10.279042	32.80%	1,374	2004
	10.000000	7.740287	-22.60%	1,032	2003*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	13.972112	17.240704	23.39%	187	2010
	7.905262	13.972112	76.74%	188	2009
	16.766719	7.905262	-52.85%	208	2008
	13.270466	16.766719	26.35%	208	2007
	9.169173	13.270466	44.73%	211	2006
	7.040734	9.169173	30.23%	507	2005
	4.526318	6.010319	32.79%	605	2004
	6.177123	4.526318	-26.72%	1,487	2003
	8.174255	6.177123	-24.43%	1,143	2002
	10.000000	8.174255	-18.26%	1,238	2001*

JP Morgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ	11.798063	14.375991	21.85%	272	2010
	9.434666	11.798063	25.05%	273	2009
	14.311728	9.434666	-34.08%	277	2008
	14.153990	14.311728	1.11%	381	2007
	12.273075	14.153990	15.33%	1,312	2006
	11.385394	12.273075	7.80%	1,231	2005
	10.000000	11.385394	13.85%	84	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class - Q/NQ	10.000000	10.749702	7.50%	0	2010*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	9.426253	10.347324	9.77%	273	2010
	7.799359	9.426253	20.86%	870	2009
	11.749223	7.799359	-33.62%	553	2008
	11.064604	11.749223	6.19%	335	2007
	10.000000	11.064604	10.65%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.135756	10.532710	3.92%	0	2010
	9.061609	10.135756	11.85%	97	2009
	10.605123	9.061609	-14.55%	198	2008
	10.256191	10.605123	3.40%	185	2007
	9.971898	10.256191	2.85%	0	2006
	9.959135	9.971898	0.13%	0	2005
	10.000000	10.012296	0.12%	0	2004*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	6.988376	8.250275	18.06%	0	2010
	5.767972	6.988376	21.16%	0	2009
	9.655389	5.767972	-40.26%	379	2008
	9.733157	9.655389	-0.80%	0	2007
	10.000000	9.733157	-2.67%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	10.999572	13.337975	21.26%	50	2010
	8.479606	10.999572	29.72%	51	2009
	14.187383	8.479606	-40.23%	51	2008
	13.358247	14.187383	6.21%	259	2007
	11.902710	13.358247	12.23%	265	2006
	11.285193	11.902710	5.47%	132	2005
	10.000000	11.285193	12.85%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Century NVIT Growth Fund: Class I - Q/NQ	6.683205	7.866020	17.70%	170	2010
	5.073150	6.683205	31.74%	171	2009
	8.386001	5.073150	-39.50%	172	2008
	7.107851	8.386001	17.98%	325	2007
	6.782860	7.107851	4.79%	327	2006
	6.452491	6.782860	5.12%	306	2005
	6.044444	6.452491	6.75%	311	2004
	4.613524	6.044444	31.02%	402	2003
	6.557891	4.613524	-29.65%	405	2002
	9.246358	6.557891	-29.08%	438	2001

NVIT American Century NVIT Multi Cap Value Fund: Class I - Q/NQ	12.455269	13.948645	11.99%	1,904	2010
	10.000000	12.455269	24.55%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	9.256045	10.233657	10.56%	0	2010
	7.598753	9.256045	21.81%	0	2009
	10.963349	7.598753	-30.69%	0	2008
	10.465796	10.963349	4.75%	0	2007
	10.000000	10.465796	4.66%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.456028	10.938320	4.61%	0	2010
	9.446067	10.456028	10.69%	0	2009
	10.618787	9.446067	-11.04%	0	2008
	10.447849	10.618787	1.64%	0	2007
	10.000000	10.447849	4.48%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.269056	11.281017	9.85%	546	2010
	7.347487	10.269056	39.76%	593	2009
	12.131768	7.347487	-39.44%	608	2008
	10.748441	12.131768	12.87%	298	2007
	10.000000	10.748441	7.48%	85	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	8.558038	9.983628	16.66%	768	2010
	6.247751	8.558038	36.98%	815	2009
	11.347156	6.247751	-44.94%	886	2008
	10.274872	11.347156	10.44%	431	2007
	10.000000	10.274872	2.75%	88	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	7.732300	8.469447	9.53%	709	2010
	5.994429	7.732300	28.99%	663	2009
	9.806149	5.994429	-38.87%	663	2008
	10.000000	9.806149	-1.94%	267	2007*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	15.382474	17.179754	11.68%	0	2010
	10.674743	15.382474	44.10%	0	2009
	15.019226	10.674743	-28.93%	0	2008
	14.755589	15.019226	1.79%	0	2007
	13.516216	14.755589	9.17%	0	2006
	13.375356	13.516216	1.05%	0	2005
	12.308733	13.375356	8.67%	2	2004
	10.199226	12.308733	20.68%	0	2003
	10.010690	10.199226	1.88%	0	2002
	9.732895	10.010690	2.85%	0	2001

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.884679	13.273959	11.69%	29	2010
	8.242826	11.884679	44.18%	332	2009
	11.615064	8.242826	-29.03%	53	2008
	11.407487	11.615064	1.82%	0	2007
	10.449767	11.407487	9.16%	20	2006
	10.000000	10.449767	4.50%	0	2005*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ	7.755653	8.849604	14.11%	0	2010
	5.137150	7.755653	50.97%	0	2009
	10.000000	5.137150	-48.63%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	7.951186	9.698486	21.98%	93	2010
	6.124558	7.951186	29.82%	387	2009
	10.000000	6.124558	-38.75%	451	2008*

NVIT NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ	8.106439	9.197754	13.46%	0	2010
	6.357162	8.106439	27.52%	0	2009
	10.000000	6.357162	-36.43%	0	2008*

NVIT NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ	9.365872	10.206099	8.97%	567	2010
	7.919500	9.365872	18.26%	569	2009
	10.000000	7.919500	-20.81%	571	2008*

NVIT NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ	8.820316	9.784260	10.93%	0	2010
	7.197326	8.820316	22.55%	0	2009
	10.000000	7.197326	-28.03%	0	2008*

NVIT NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ	10.117462	10.665062	5.41%	0	2010
	9.069797	10.117462	11.55%	0	2009
	10.000000	9.069797	-9.30%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ	9.093523	9.995903	9.92%	0	2010
	7.555141	9.093523	20.36%	0	2009
	10.000000	7.555141	-24.45%	0	2008*

NVIT NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ	8.538248	9.549068	11.84%	0	2010
	6.834262	8.538248	24.93%	0	2009
	10.000000	6.834262	-31.66%	0	2008*

NVIT NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ	9.639911	10.374143	7.62%	0	2010
	8.299494	9.639911	16.15%	0	2009
	10.000000	8.299494	-17.01%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	10.585430	11.185077	5.66%	0	2010
	9.858821	10.585430	7.37%	104	2009
	10.000000	9.858821	-1.41%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	11.311614	12.070481	6.71%	0	2010
	9.842789	11.311614	14.92%	0	2009
	10.000000	9.842789	-1.57%	0	2008*

NVIT NVIT Emerging Markets Fund: Class I - Q/NQ	22.546141	25.852862	14.67%	0	2010
	13.987189	22.546141	61.19%	0	2009
	33.552578	13.987189	-58.31%	0	2008
	23.352634	33.552578	43.68%	0	2007
	17.305110	23.352634	34.95%	0	2006
	13.218203	17.305110	30.92%	0	2005
	11.091469	13.218203	19.17%	0	2004
	6.799600	11.091469	63.12%	0	2003
	8.126945	6.799600	-16.33%	0	2002
	8.684823	8.126945	-6.42%	0	2001

NVIT NVIT Emerging Markets Fund: Class III - Q/NQ	24.854962	28.509847	14.70%	328	2010
	15.403444	24.854962	61.36%	268	2009
	37.009267	15.403444	-58.38%	628	2008
	25.763929	37.009267	43.65%	285	2007
	19.102228	25.763929	34.87%	196	2006
	14.588946	19.102228	30.94%	152	2005
	12.240339	14.588946	19.19%	122	2004
	7.505927	12.240339	63.08%	63	2003
	10.000000	7.505927	-24.94%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Government Bond Fund: Class I - Q/NQ	15.349977	15.874902	3.42%	4,280	2010
	15.144983	15.349977	1.35%	4,486	2009
	14.244815	15.144983	6.32%	5,829	2008
	13.469262	14.244815	5.76%	5,665	2007
	13.204965	13.469262	2.00%	5,492	2006
	12.955598	13.204965	1.92%	5,587	2005
	12.711565	12.955598	1.92%	5,113	2004
	12.626432	12.711565	0.67%	4,712	2003
	11.526653	12.626432	9.54%	3,317	2002
	10.889287	11.526653	5.85%	2,322	2001

NVIT NVIT International Equity Fund: Class I - Q/NQ	10.587452	11.838799	11.82%	0	2010
	8.269122	10.587452	28.04%	0	2009
	15.531453	8.269122	-46.76%	0	2008
	12.377189	15.531453	25.48%	0	2007
	9.430813	12.377189	31.24%	0	2006
	7.337885	9.430813	28.52%	0	2005
	6.510418	7.337885	12.71%	0	2004
	4.863546	6.510418	33.86%	0	2003
	6.492772	4.863546	-25.09%	0	2002
	9.220640	6.492772	-29.58%	0	2001

NVIT NVIT International Equity Fund: Class III - Q/NQ	16.888271	18.880835	11.80%	0	2010
	13.195412	16.888271	27.99%	0	2009
	24.776488	13.195412	-46.74%	0	2008
	19.744200	24.776488	25.49%	0	2007
	15.045739	19.744200	31.23%	0	2006
	11.709868	15.045739	28.49%	633	2005
	10.374988	11.709868	12.87%	0	2004
	7.767159	10.374988	33.58%	0	2003
	10.000000	7.767159	-22.33%	0	2002*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	8.365616	8.867807	6.00%	0	2010
	6.590334	8.365616	26.94%	0	2009
	11.733135	6.590334	-43.83%	821	2008
	10.868126	11.733135	7.96%	0	2007
	10.000000	10.868126	8.68%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	12.125482	13.718712	13.14%	1,190	2010
	9.657744	12.125482	25.55%	1,913	2009
	15.493447	9.657744	-37.67%	4,786	2008
	14.815857	15.493447	4.57%	7,674	2007
	12.843911	14.815857	15.35%	6,983	2006
	12.056354	12.843911	6.53%	6,079	2005
	10.712555	12.056354	12.54%	5,056	2004
	8.230619	10.712555	30.15%	43	2003
	10.000000	8.230619	-17.69%	7	2002*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	11.539047	12.506867	8.39%	0	2010
	10.000000	11.539047	15.39%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	12.098401	13.377772	10.57%	0	2010
	10.000000	12.098401	20.98%	0	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	12.121663	12.669107	4.52%	661	2010
	11.258535	12.121663	7.67%	661	2009
	12.137877	11.258535	-7.24%	661	2008
	11.670602	12.137877	4.00%	993	2007
	11.137379	11.670602	4.79%	856	2006
	10.922479	11.137379	1.97%	501	2005
	10.574381	10.922479	3.29%	352	2004
	9.928642	10.574381	6.50%	0	2003
	10.000000	9.928642	-0.71%	0	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	12.287158	13.451045	9.47%	10,978	2010
	10.449446	12.287158	17.59%	10,979	2009
	13.784623	10.449446	-24.19%	10,592	2008
	13.219043	13.784623	4.28%	10,615	2007
	12.027221	13.219043	9.91%	11,276	2006
	11.567029	12.027221	3.98%	13,663	2005
	10.699107	11.567029	8.11%	11,903	2004
	9.029424	10.699107	18.49%	6,434	2003
	10.000000	9.029424	-9.71%	5,415	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	12.351443	13.755584	11.37%	17,460	2010
	10.060199	12.351443	22.78%	17,523	2009
	14.856478	10.060199	-32.28%	23,750	2008
	14.181041	14.856478	4.76%	22,546	2007
	12.543415	14.181041	13.06%	20,604	2006
	11.868786	12.543415	5.68%	14,370	2005
	10.727781	11.868786	10.64%	10,706	2004
	8.582311	10.727781	25.00%	1,233	2003
	10.000000	8.582311	-14.18%	7	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.360498	13.238865	7.11%	2,476	2010
	10.931514	12.360498	13.07%	2,476	2009
	13.036813	10.931514	-16.15%	2,476	2008
	12.478314	13.036813	4.48%	2,121	2007
	11.660102	12.478314	7.02%	1,563	2006
	11.306072	11.660102	3.13%	937	2005
	10.689699	11.306072	5.77%	304	2004
	9.525559	10.689699	12.22%	49	2003
	10.000000	9.525559	-4.74%	0	2002*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	22.168141	27.613148	24.56%	318	2010
	16.423543	22.168141	34.98%	326	2009
	26.189909	16.423543	-37.29%	326	2008
	24.671671	26.189909	6.15%	301	2007
	22.746284	24.671671	8.46%	442	2006
	20.557736	22.746284	10.65%	704	2005
	17.997152	20.557736	14.23%	250	2004
	13.541599	17.997152	32.90%	311	2003
	16.199200	13.541599	-16.41%	172	2002
	16.630966	16.199200	-2.60%	3	2001

NVIT NVIT Money Market Fund: Class I - Q/NQ	11.901442	11.746742	-1.30%	103	2010
	12.053139	11.901442	-1.26%	3,851	2009
	11.966147	12.053139	0.73%	504	2008
	11.570104	11.966147	3.42%	678	2007
	11.214049	11.570104	3.18%	447	2006
	11.066094	11.214049	1.34%	3,319	2005
	11.121610	11.066094	-0.50%	612	2004
	11.198034	11.121610	-0.68%	7,862	2003
	11.209725	11.198034	-0.10%	9,876	2002
	10.963142	11.209725	2.25%	6,396	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	14.966630	16.336106	9.15%	2,101	2010
	12.191449	14.966630	22.76%	2,239	2009
	14.934416	12.191449	-18.37%	2,313	2008
	14.463279	14.934416	3.26%	2,107	2007
	13.977022	14.463279	3.48%	1,972	2006
	13.858482	13.977022	0.86%	1,105	2005
	13.179840	13.858482	5.15%	507	2004
	11.910299	13.179840	10.66%	459	2003
	11.255907	11.910299	5.81%	289	2002
	10.946464	11.255907	2.83%	116	2001

NVIT NVIT Multi-Manager International Growth Fund: Class I - Q/NQ	13.460527	15.163895	12.65%	0	2010
	10.000000	13.460527	34.61%	0	2009

NVIT NVIT Multi-Manager International Growth Fund: Class III - Q/NQ	8.198125	9.227404	12.56%	1,353	2010
	6.086866	8.198125	34.69%	1,614	2009
	10.000000	6.086866	-39.13%	413	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	15.125104	15.841102	4.73%	0	2010
	11.802643	15.125104	28.15%	0	2009
	22.282710	11.802643	-47.03%	88	2008
	21.934820	22.282710	1.59%	64	2007
	18.104708	21.934820	21.16%	13	2006
	16.369372	18.104708	10.60%	0	2005
	13.790762	16.369372	18.70%	0	2004
	10.000000	13.790762	37.91%	0	2003*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	8.081308	9.213458	14.01%	1,928	2010
	6.309071	8.081308	28.09%	253	2009
	10.000000	6.309071	-36.91%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ	10.000000	10.423944	4.24%	0	2010*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.914167	8.806953	11.28%	0	2010
	6.293303	7.914167	25.76%	0	2009
	10.000000	6.293303	-37.07%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ	7.810388	9.776372	25.17%	13,419	2010
	6.224956	7.810388	25.47%	13,571	2009
	10.000000	6.224956	-37.75%	137	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	8.626530	10.186047	18.08%	5,326	2010
	6.698993	8.626530	28.77%	5,747	2009
	10.000000	6.698993	-33.01%	300	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	11.320708	14.017124	23.82%	159	2010
	8.998682	11.320708	25.80%	159	2009
	17.016399	8.998682	-47.12%	505	2008
	15.709991	17.016399	8.32%	747	2007
	15.421797	15.709991	1.87%	666	2006
	14.454824	15.421797	6.69%	429	2005
	12.912822	14.454824	11.94%	331	2004
	9.743886	12.912822	32.52%	271	2003
	14.798640	9.743886	-34.16%	168	2002
	16.817775	14.798640	-12.01%	17	2001

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	25.664079	32.069864	24.96%	746	2010
	20.601414	25.664079	24.57%	751	2009
	30.764759	20.601414	-33.04%	1,056	2008
	33.480497	30.764759	-8.11%	804	2007
	28.919087	33.480497	15.77%	1,942	2006
	28.425391	28.919087	1.74%	1,913	2005
	24.552470	28.425391	15.77%	1,728	2004
	15.858883	24.552470	54.82%	1,710	2003
	22.060369	15.858883	-28.11%	1,184	2002
	17.425261	22.060369	26.60%	846	2001

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	22.598710	27.952739	23.69%	957	2010
	16.997792	22.598710	32.95%	983	2009
	27.862455	16.997792	-38.99%	1,145	2008
	27.642106	27.862455	0.80%	1,074	2007
	24.996065	27.642106	10.59%	922	2006
	22.547136	24.996065	10.86%	664	2005
	19.193041	22.547136	17.48%	620	2004
	13.789861	19.193041	39.18%	1,007	2003
	16.900322	13.789861	-18.40%	878	2002
	18.354971	16.900322	-7.93%	3	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Nationwide Fund: Class I - Q/NQ	10.765841	12.055137	11.98%	1,059	2010
	8.650226	10.765841	24.46%	1,349	2009
	14.995969	8.650226	-42.32%	1,753	2008
	14.045448	14.995969	6.77%	2,623	2007
	12.523258	14.045448	12.15%	2,729	2006
	11.808950	12.523258	6.05%	3,346	2005
	10.901442	11.808950	8.32%	2,713	2004
	8.661797	10.901442	25.86%	2,342	2003
	10.618745	8.661797	-18.43%	1,868	2002
	12.201684	10.618745	-12.79%	1,658	2001

NVIT NVIT Real Estate Fund: Class I - Q/NQ	7.228034	9.287398	28.49%	1,900	2010
	5.597338	7.228034	29.13%	1,985	2009
	10.000000	5.597338	-44.03%	0	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.420495	10.533921	1.09%	0	2010
	9.856957	10.420495	5.72%	69	2009
	10.000000	9.856957	-1.43%	0	2008*

NVIT NVIT Worldwide Leaders Fund: Class I - Q/NQ	13.093272	14.404097	10.01%	0	2010
	10.612230	13.093272	23.38%	0	2009
	19.318341	10.612230	-45.07%	23	2008
	16.325448	19.318341	18.33%	23	2007
	13.139231	16.325448	24.25%	23	2006
	11.154684	13.139231	17.79%	23	2005
	9.770899	11.154684	14.16%	40	2004
	7.275861	9.770899	34.29%	40	2003
	9.880402	7.275861	-26.36%	35	2002
	12.330829	9.880402	-19.87%	17	2001

NVIT NVIT Worldwide Leaders Fund: Class III - Q/NQ	18.180274	19.982940	9.92%	0	2010
	14.735974	18.180274	23.37%	0	2009
	26.818036	14.735974	-45.05%	45	2008
	22.655299	26.818036	18.37%	40	2007
	18.243804	22.655299	24.18%	37	2006
	15.488203	18.243804	17.79%	33	2005
	13.566822	15.488203	14.16%	22	2004
	10.000000	13.566822	35.67%	9	2003*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class I - Q/NQ	12.946450	13.902694	7.39%	16,696	2010
	10.000000	12.946450	29.46%	0	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	12.921098	13.562540	4.96%	84	2010
	10.000000	12.921098	29.21%	301	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	10.626864	12.143143	14.27%	719	2010
	8.375673	10.626864	26.88%	750	2009
	13.468234	8.375673	-37.81%	3,230	2008
	13.955987	13.468234	-3.49%	3,573	2007
	12.198971	13.955987	14.40%	1,634	2006
	11.855672	12.198971	2.90%	1,356	2005
	10.222862	11.855672	15.97%	207	2004
	7.880333	10.222862	29.73%	46	2003
	10.666092	7.880333	-26.12%	46	2002
	12.302565	10.666092	-13.30%	46	2001

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	14.243730	15.382586	8.00%	0	2010
	9.985816	14.243730	42.64%	4,063	2009
	18.570724	9.985816	-46.23%	4,460	2008
	16.484240	18.570724	12.66%	4,462	2007
	15.471084	16.484240	6.55%	4,527	2006
	14.913859	15.471084	3.74%	2,972	2005
	10.933007	14.130159	29.24%	2,353	2004
	15.145026	10.933007	-27.81%	2,102	2003
	17.553551	15.145026	-13.72%	3,185	2002
	17.824624	17.553551	-1.52%	17,382	2001

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	18.743899	21.455757	14.47%	4,224	2010
	13.594259	18.743899	37.88%	4,267	2009
	23.030564	13.594259	-40.97%	4,667	2008
	21.944788	23.030564	4.95%	3,744	2007
	18.891396	21.944788	16.16%	3,115	2006
	16.739434	18.891396	12.86%	2,451	2005
	10.000000	14.228585	42.29%	816	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	11.804875	13.511686	14.46%	5,482	2010
	8.557055	11.804875	37.95%	5,528	2009
	14.495447	8.557055	-40.97%	6,006	2008
	13.814456	14.495447	4.93%	6,268	2007
	11.891977	13.814456	16.17%	6,503	2006
	10.540076	11.891977	12.83%	6,724	2005
	6.348332	8.961533	41.16%	9,726	2004
	8.260515	6.348332	-23.15%	9,257	2003
	9.515462	8.260515	-13.19%	4,117	2002
	10.000000	9.515462	-4.85%	2,661	2001*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	2.496092	2.825443	13.19%	69	2010
	1.995202	2.496092	25.10%	73	2009
	9.576862	1.995202	-79.17%	38	2008
	10.000000	9.576862	-4.23%	7	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	2.699504	3.059116	13.32%	2	2010
	2.182512	2.699504	23.69%	2	2009
	10.368322	2.182512	-78.95%	2	2008
	10.516325	10.368322	-1.41%	2	2007
	10.000000	10.516325	5.16%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	11.871691	13.604887	14.60%	5,085	2010
	9.376011	11.871691	26.62%	5,269	2009
	15.439159	9.376011	-39.27%	5,354	2008
	14.980884	15.439159	3.06%	4,778	2007
	13.195056	14.980884	13.53%	4,402	2006
	12.614486	13.195056	4.60%	5,411	2005
	9.335444	11.676116	25.07%	3,892	2004
	11.648072	9.335444	-19.85%	3,484	2003
	13.137180	11.648072	-11.34%	3,296	2002
	14.589572	13.137180	-9.96%	2,663	2001

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares - Q/NQ	8.107393	9.875060	21.80%	169	2010
	5.987212	8.107393	35.41%	137	2009
	9.757357	5.987212	-38.64%	305	2008
	10.007657	9.757357	-2.50%	139	2007
	10.000000	10.007657	0.08%	23	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ	11.337902	14.264164	25.81%	1,896	2010
	8.662587	11.337902	30.88%	1,898	2009
	17.232342	8.662587	-49.73%	1,975	2008
	16.420733	17.232342	4.94%	1,815	2007
	16.158843	16.420733	1.62%	2,406	2006
	14.574407	16.158843	10.87%	2,202	2005
	9.945321	12.328183	23.96%	1,630	2004
	13.954638	9.945321	-28.73%	1,775	2003
	20.572328	13.954638	-32.17%	2,002	2002
	23.481073	20.572328	-12.39%	4,073	2001

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.870871	11.735153	7.95%	0	2010
	10.000000	10.870871	8.71%	146	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.950340	11.368465	3.82%	36	2010
	10.000000	10.950340	9.50%	123	2009*

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ	11.860177	12.655520	6.71%	0	2010
	10.153568	11.860177	16.81%	0	2009
	11.064532	10.153568	-8.23%	0	2008
	10.132387	11.064532	9.20%	0	2007
	10.000000	10.132387	1.32%	0	2006*

PIMCO Variable Insurance Trust -Total Return Portfolio: Administrative Class - Q/NQ	12.961276	13.830702	6.71%	0	2010
	11.516424	12.961276	12.55%	0	2009
	11.139136	11.516424	3.39%	0	2008
	10.379205	11.139136	7.32%	0	2007
	10.000000	10.379205	3.79%	0	2006*

Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ	9.862318	12.650700	28.27%	0	2010
	6.322436	9.862318	55.99%	0	2009
	11.291953	6.322436	-44.01%	0	2008
	11.003808	11.291953	2.62%	0	2007
	10.000000	11.003808	10.04%	0	2006*

SBL Fund - Series D (Global Series) - Q/NQ	8.967468	10.239629	14.19%	0	2010
	7.588414	8.967468	18.17%	0	2009
	12.478455	7.588414	-39.19%	0	2008
	11.611969	12.478455	7.46%	0	2007
	10.000000	11.611969	16.12%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

SBL Fund - Series J (Mid Cap Growth Series) - Q/NQ	7.683587	9.417106	22.56%	0	2010
	5.407517	7.683587	42.09%	0	2009
	9.126180	5.407517	-40.75%	0	2008
	10.323790	9.126180	-11.60%	0	2007
	10.000000	10.323790	3.24%	0	2006*

SBL Fund - Series N (Managed Asset Allocation Series) - Q/NQ	10.269513	11.206634	9.13%	0	2010
	8.282144	10.269513	24.00%	0	2009
	11.526482	8.282144	-28.15%	0	2008
	11.014106	11.526482	4.65%	0	2007
	10.000000	11.014106	10.14%	0	2006*

SBL Fund - Series O (All Cap Value Series) - Q/NQ	9.226215	10.619379	15.10%	0	2010
	7.027887	9.226215	31.28%	0	2009
	11.564367	7.027887	-39.23%	0	2008
	11.396634	11.564367	1.47%	0	2007
	10.000000	11.396634	13.97%	0	2006*

SBL Fund - Series P (High Yield Series) - Q/NQ	12.560370	14.310203	13.93%	0	2010
	7.366516	12.560370	70.51%	0	2009
	10.659200	7.366516	-30.89%	0	2008
	10.580725	10.659200	0.74%	0	2007
	10.000000	10.580725	5.81%	0	2006*

SBL Fund - Series Q (Small Cap Value Series) - Q/NQ	10.971327	13.198645	20.30%	0	2010
	7.128610	10.971327	53.91%	0	2009
	11.760475	7.128610	-39.39%	0	2008
	10.808181	11.760475	8.81%	0	2007
	10.000000	10.808181	8.08%	0	2006*

SBL Fund - Series V (Mid Cap Value Series) - Q/NQ	10.844411	12.608615	16.27%	0	2010
	7.633907	10.844411	42.06%	0	2009
	10.812208	7.633907	-29.40%	0	2008
	10.755372	10.812208	0.53%	0	2007
	10.000000	10.755372	7.55%	0	2006*

SBL Fund - Series X (Small Cap Growth Series) - Q/NQ	7.499011	9.629298	28.41%	0	2010
	5.619860	7.499011	33.44%	0	2009
	10.789150	5.619860	-47.91%	0	2008
	10.351888	10.789150	4.22%	0	2007
	10.000000	10.351888	3.52%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

SBL Fund - Series Y (Large Cap Concentrated Growth Series) - Q/NQ	8.190457	9.429872	15.13%	0	2010
	6.226170	8.190457	31.55%	0	2009
	10.024404	6.226170	-37.89%	0	2008
	10.826374	10.024404	-7.41%	0	2007
	10.000000	10.826374	8.26%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ	10.000000	10.544560	5.45%	0	2010*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	10.391310	10.989038	5.75%	0	2010
	9.602059	10.391310	8.22%	0	2009
	10.834137	9.602059	-11.37%	100	2008
	10.409923	10.834137	4.08%	144	2007
	10.000000	10.409923	4.10%	0	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	35.306707	38.243765	8.32%	0	2010
	27.472344	35.306707	28.52%	0	2009
	32.737222	27.472344	-16.08%	36	2008
	31.136832	32.737222	5.14%	36	2007
	28.469072	31.136832	9.37%	100	2006
	25.695091	28.469072	10.80%	101	2005
	18.742335	23.653460	26.20%	100	2004
	17.385852	18.742335	7.80%	15	2003
	16.000072	17.385852	8.66%	0	2002
	14.552579	16.000072	9.95%	0	2001

The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class I - Q/NQ	12.962191	13.520910	4.31%	0	2010
	9.909413	12.962191	30.81%	0	2009
	18.131384	9.909413	-45.35%	0	2008
	16.032327	18.131384	13.09%	0	2007
	12.980403	16.032327	23.51%	0	2006
	11.840306	12.980403	9.63%	0	2005
	8.125827	10.219258	25.76%	0	2004
	10.000000	8.125827	-18.74%	0	2003*

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Class R1 - Q/NQ	22.503131	28.177660	25.22%	167	2010
	10.684030	22.503131	110.62%	372	2009
	30.710332	10.684030	-65.21%	167	2008
	22.619525	30.710332	35.77%	145	2007
	16.423563	22.619525	37.73%	274	2006
	12.618420	16.423563	30.16%	273	2005
	10.000000	12.618420	26.18%	262	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ	42.943373	53.762017	25.19%	201	2010
	20.409502	42.943373	110.41%	201	2009
	58.713950	20.409502	-65.24%	201	2008
	43.230067	58.713950	35.82%	201	2007
	31.398017	43.230067	37.68%	201	2006
	24.099223	31.398017	30.29%	201	2005
	12.744182	19.394982	52.19%	324	2004
	13.298062	12.744182	-4.17%	330	2003
	13.722894	13.298062	-3.10%	127	2002
	23.915562	13.722894	-42.62%	354	2001

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Class R1 - Q/NQ	27.243231	34.756018	27.58%	68	2010
	17.511810	27.243231	55.57%	165	2009
	32.916636	17.511810	-46.80%	0	2008
	22.949739	32.916636	43.43%	0	2007
	18.670053	22.949739	22.92%	0	2006
	12.475588	18.670053	49.65%	0	2005
	10.000000	12.475588	24.76%	0	2004*

Van Eck VIP Trust - Van Eck Global Hard Assets Fund: Initial Class - Q/NQ	45.015030	57.419739	27.56%	0	2010
	28.951032	45.015030	55.49%	0	2009
	54.446893	28.951032	-46.83%	0	2008
	37.953355	54.446893	43.46%	0	2007
	30.886919	37.953355	22.88%	0	2006
	20.631596	30.886919	49.71%	0	2005
	11.774488	16.826365	42.91%	0	2004
	12.277582	11.774488	-4.10%	0	2003
	13.891206	12.277582	-11.62%	0	2002
	12.632809	13.891206	9.96%	0	2001

Wells Fargo Variable Trust - VT Small Cap Growth Fund - Q/NQ	13.086941	16.375138	25.13%	0	2010
	10.000000	13.086941	30.87%	0	2009*

Additional Contract Options Elected (Total 1.35%)
(Variable account charges of 1.35% of the daily net assets of the variable account)

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	8.722650	10.893002	24.88%	1,376	2010
	6.198064	8.722650	40.73%	5,021	2009
	10.000000	6.198064	-38.02%	1,790	2008*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	12.225190	12.677558	3.70%	11,583	2010
	11.243940	12.225190	8.73%	11,577	2009
	11.581808	11.243940	-2.92%	16,145	2008
	10.723102	11.581808	8.01%	10,704	2007
	10.699603	10.723102	0.22%	9,677	2006
	10.678747	10.699603	0.20%	8,287	2005
	10.230418	10.678747	4.38%	4,994	2004
	10.000000	10.230418	2.30%	888	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	11.605666	13.068760	12.61%	3,385	2010
	9.961739	11.605666	16.50%	5,028	2009
	15.437641	9.961739	-35.47%	5,749	2008
	15.660629	15.437641	-1.42%	5,605	2007
	13.557656	15.660629	15.51%	6,629	2006
	13.134404	13.557656	3.22%	5,586	2005
	11.783152	13.134404	11.47%	6,286	2004
	9.233843	11.783152	27.61%	3,581	2003
	11.609139	9.233843	-20.46%	799	2002
	12.841696	11.609139	-9.60%	200	2001

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	14.101544	15.760559	11.76%	0	2010
	10.686293	14.101544	31.96%	0	2009
	19.632988	10.686293	-45.57%	0	2008
	16.858919	19.632988	16.45%	0	2007
	13.668353	16.858919	23.34%	0	2006
	12.233397	13.668353	11.73%	0	2005
	10.790402	12.233397	13.37%	0	2004
	8.784787	10.790402	22.83%	0	2003
	11.183425	8.784787	-21.45%	0	2002
	16.007673	11.183425	-30.14%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	10.190630	11.988741	17.64%	2,325	2010
	7.949586	10.190630	28.19%	1,646	2009
	10.652040	7.949586	-25.37%	2,591	2008
	11.053441	10.652040	-3.63%	2,286	2007
	10.000000	11.053441	10.53%	805	2006*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	17.149628	19.189175	11.89%	0	2010
	14.503440	17.149628	18.25%	11,785	2009
	20.078494	14.503440	-27.77%	14,811	2008
	21.457342	20.078494	-6.43%	17,280	2007
	18.330797	21.457342	17.06%	22,871	2006
	17.690426	18.330797	3.62%	11,196	2005
	15.684387	17.690426	12.79%	6,866	2004
	12.328634	15.684387	27.22%	4,225	2003
	14.302552	12.328634	-13.80%	2,497	2002
	12.851555	14.302552	11.29%	1,866	2001

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	12.067934	13.067152	8.28%	491	2010
	10.000000	12.067934	20.68%	10	2009*

Credit Suisse Trust - International Equity Flex III Portfolio - Q/NQ	10.101345	11.183947	10.72%	484	2010
	10.000000	10.101345	1.01%	0	2009*

Credit Suisse Trust - U.S. Equity Flex I Portfolio - Q/NQ	10.839817	12.239769	12.91%	0	2010

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	12.226094	15.176213	24.13%	19,144	2010
	9.912640	12.226094	23.34%	22,962	2009
	14.544896	9.912640	-31.85%	25,232	2008
	14.842255	14.544896	-2.00%	46,135	2007
	13.149784	14.842255	12.87%	58,256	2006
	12.430106	13.149784	5.79%	50,429	2005
	10.337754	12.430106	20.24%	35,310	2004
	7.605654	10.337754	35.92%	10,171	2003
	10.000000	7.605654	-23.94%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Socially Responsible Growth Fund, Inc. (The) - Initial Shares - Q/NQ	10.027613	11.357968	13.27%	646	2010
	7.599551	10.027613	31.95%	860	2009
	11.747891	7.599551	-35.31%	886	2008
	11.049299	11.747891	6.32%	963	2007
	10.256425	11.049299	7.73%	1,026	2006
	10.033608	10.256425	2.22%	1,487	2005
	9.576172	10.033608	4.78%	1,059	2004
	7.703845	9.576172	24.30%	531	2003
	10.990787	7.703845	-29.91%	210	2002
	14.391057	10.990787	-23.63%	204	2001

Dreyfus Stock Index Fund, Inc. - Initial Shares - Q/NQ	11.485265	13.011532	13.29%	253,893	2010
	9.215577	11.485265	24.63%	346,945	2009
	14.861839	9.215577	-37.99%	439,821	2008
	14.314078	14.861839	3.83%	512,295	2007
	12.562472	14.314078	13.94%	518,534	2006
	12.163248	12.562472	3.28%	421,048	2005
	11.143887	12.163248	9.15%	262,398	2004
	8.800186	11.143887	26.63%	108,695	2003
	11.490304	8.800186	-23.41%	4,299	2002
	13.264252	11.490304	-13.37%	4,163	2001

Dreyfus Variable Investment Fund -Appreciation Portfolio: Initial Shares - Q/NQ	12.765013	14.521692	13.76%	6,883	2010
	10.557930	12.765013	20.90%	7,426	2009
	15.192008	10.557930	-30.50%	7,258	2008
	14.375687	15.192008	5.68%	6,117	2007
	12.510464	14.375687	14.91%	5,345	2006
	12.149293	12.510464	2.97%	4,160	2005
	11.723937	12.149293	3.63%	2,034	2004
	9.807948	11.723937	19.54%	1,312	2003
	11.937596	9.807948	-17.84%	1,076	2002
	13.344202	11.937596	-10.54%	212	2001

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	14.987624	16.042727	7.04%	2,980	2010
	12.614835	14.987624	18.81%	3,168	2009
	13.792665	12.614835	-8.54%	3,361	2008
	13.268123	13.792665	3.95%	3,649	2007
	12.912779	13.268123	2.75%	4,036	2006
	12.921360	12.912779	-0.07%	6,197	2005
	12.640599	12.921360	2.22%	2,836	2004
	12.244728	12.640599	3.23%	731	2003
	11.355438	12.244728	7.83%	138	2002
	10.657518	11.355438	6.55%	171	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ	10.195394	11.338883	11.22%	0	2010
	8.324343	10.195394	22.48%	0	2009
	11.262606	8.324343	-26.09%	0	2008
	10.508981	11.262606	7.17%	0	2007
	10.000000	10.508981	5.09%	0	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ	9.648611	10.900559	12.98%	3,172	2010
	7.595069	9.648611	27.04%	4,098	2009
	11.442011	7.595069	-33.62%	6,371	2008
	10.528964	11.442011	8.67%	2,052	2007
	10.000000	10.528964	5.29%	0	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ	9.163717	10.486471	14.43%	3,928	2010
	7.069088	9.163717	29.63%	6,316	2009
	11.572273	7.069088	-38.91%	8,121	2008
	10.549111	11.572273	9.70%	6,227	2007
	10.000000	10.549111	5.49%	14,601	2006*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ	17.878120	20.654363	15.53%	0	2010
	13.358484	17.878120	33.83%	101,196	2009
	23.597432	13.358484	-43.39%	107,362	2008
	20.357800	23.597432	15.91%	123,819	2007
	18.492427	20.357800	10.09%	131,553	2006
	16.041996	18.492427	15.28%	73,251	2005
	14.098807	16.041996	13.78%	20,371	2004
	11.134608	14.098807	26.62%	8,233	2003
	12.461548	11.134608	-10.65%	3,437	2002
	14.415058	12.461548	-13.55%	2,564	2001

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	8.817909	10.365409	17.55%	42,906	2010
	6.057053	8.817909	45.58%	32,359	2009
	13.466625	6.057053	-55.02%	30,475	2008
	9.373560	13.466625	43.67%	36,825	2007
	10.000000	9.373560	-6.26%	585	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	12.822952	14.558594	13.54%	17,102	2010
	9.996397	12.822952	28.28%	18,691	2009
	17.686387	9.996397	-43.48%	19,328	2008
	17.679134	17.686387	0.04%	18,930	2007
	14.923707	17.679134	18.46%	18,929	2006
	14.303761	14.923707	4.33%	16,116	2005
	13.017728	14.303761	9.88%	10,470	2004
	10.133398	13.017728	28.46%	4,220	2003
	12.375831	10.133398	-18.12%	1,116	2002
	13.218906	12.375831	-6.38%	598	2001

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	7.829580	9.551006	21.99%	0	2010
	5.446575	7.829580	43.75%	1,178	2009
	12.286083	5.446575	-55.67%	1,264	2008
	10.122583	12.286083	21.37%	1,193	2007
	9.744182	10.122583	3.88%	1,130	2006
	9.073103	9.744182	7.40%	1,060	2005
	8.590785	9.073103	5.61%	1,269	2004
	6.716136	8.590785	27.91%	1,192	2003
	8.719070	6.716136	-22.97%	1,080	2002
	10.330777	8.719070	-15.60%	245	2001

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	10.337912	12.651861	22.38%	21,229	2010
	8.177572	10.337912	26.42%	21,351	2009
	15.710359	8.177572	-47.95%	21,284	2008
	12.553328	15.710359	25.15%	16,082	2007
	11.922071	12.553328	5.29%	16,472	2006
	11.435966	11.922071	4.25%	17,615	2005
	11.226098	11.435966	1.87%	140,001	2004
	8.570136	11.226098	30.99%	3,771	2003
	12.446254	8.570136	-31.14%	1,920	2002
	15.336364	12.446254	-18.84%	772	2001

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	12.124453	13.609972	12.25%	4,462	2010
	8.548305	12.124453	41.83%	5,776	2009
	11.563598	8.548305	-26.08%	7,197	2008
	11.419344	11.563598	1.26%	13,757	2007
	10.411407	11.419344	9.68%	24,706	2006
	10.293759	10.411407	1.14%	18,332	2005
	9.532130	10.293759	7.99%	10,370	2004
	7.610038	9.532130	25.26%	3,458	2003
	7.444808	7.610038	2.22%	140	2002
	8.566348	7.444808	-13.09%	126	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ	10.294121	11.542627	12.13%	6,406	2010
	7.249915	10.294121	41.99%	10,606	2009
	9.796088	7.249915	-25.99%	3,385	2008
	10.000000	9.796088	-2.04%	2,806	2007*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	12.076844	12.828733	6.23%	14,594	2010
	10.583295	12.076844	14.11%	17,218	2009
	11.099433	10.583295	-4.65%	18,126	2008
	10.797409	11.099433	2.80%	18,385	2007
	10.493546	10.797409	2.90%	17,607	2006
	10.419995	10.493546	0.71%	11,913	2005
	10.125285	10.419995	2.91%	8,034	2004
	10.000000	10.125285	1.25%	326	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	9.251935	11.746913	26.97%	10,368	2010
	6.698216	9.251935	38.13%	9,762	2009
	11.224769	6.698216	-40.33%	8,874	2008
	9.853242	11.224769	13.92%	8,528	2007
	10.000000	9.853242	-1.47%	3,805	2006*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	14.372058	16.020275	11.47%	611	2010
	11.522435	14.372058	24.73%	611	2009
	20.807759	11.522435	-44.62%	615	2008
	17.997284	20.807759	15.62%	615	2007
	15.467025	17.997284	16.36%	615	2006
	13.177961	15.467025	17.37%	615	2005
	11.770648	13.177961	11.96%	615	2004
	8.331809	11.770648	41.27%	615	2003
	10.602942	8.331809	-21.42%	632	2002
	13.653448	10.602942	-22.34%	81	2001

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	13.333633	14.865051	11.49%	9,364	2010
	10.685482	13.333633	24.78%	9,728	2009
	19.300799	10.685482	-44.64%	10,149	2008
	16.691229	19.300799	15.63%	15,639	2007
	14.344227	16.691229	16.36%	14,547	2006
	12.226160	14.344227	17.32%	12,826	2005
	10.919656	12.226160	11.96%	10,004	2004
	7.726686	10.919656	41.32%	5,056	2003
	10.000000	7.726868	-22.73%	206	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	11.768316	14.680826	24.75%	5,317	2010
	7.579168	11.768316	55.27%	5,040	2009
	15.736301	7.579168	-51.84%	6,835	2008
	15.106887	15.736301	4.17%	9,634	2007
	13.178479	15.106887	14.63%	8,944	2006
	13.025568	13.178479	1.17%	4,925	2005
	11.583541	13.025568	12.45%	3,581	2004
	7.441418	11.583541	55.66%	916	2003
	10.000000	7.441418	-25.59%	59	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.560423	11.738165	11.15%	4,738	2010
	7.894728	10.560423	33.77%	2,199	2009
	11.376790	7.894728	-30.61%	2,489	2008
	11.115728	11.376790	2.35%	1,733	2007
	10.000000	11.115728	11.16%	1,718	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	8.231833	10.412660	26.49%	5,422	2010
	6.460770	8.231833	27.41%	9,061	2009
	9.777596	6.460770	-33.92%	6,569	2008
	10.153798	9.777596	-3.71%	2,992	2007
	10.000000	10.153798	1.54%	659	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	8.475367	9.218340	8.77%	248	2010
	6.595954	8.475367	28.49%	192	2009
	10.000000	6.595954	-34.04%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	10.766565	12.481496	15.93%	590	2010
	6.321955	10.766565	70.30%	813	2009
	13.540865	6.321955	-53.31%	1,376	2008
	10.666212	13.540865	26.95%	1,280	2007
	10.000000	10.666212	6.66%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ	14.389319	15.426648	7.21%	0	2010
	10.620386	14.389319	35.49%	0	2009
	18.013780	10.620386	-41.04%	0	2008
	15.771497	18.013780	14.22%	0	2007
	13.136416	15.771497	20.06%	0	2006
	12.052978	13.136416	8.99%	0	2005
	10.278099	12.052978	17.27%	0	2004
	7.860031	10.278099	30.76%	0	2003
	10.000000	7.860031	-21.40%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	9.837385	10.520509	6.94%	1,188	2010
	7.268362	9.837385	35.35%	1,237	2009
	12.360786	7.268362	-41.20%	7,558	2008
	10.854263	12.360786	13.88%	5,238	2007
	10.000000	10.854263	8.54%	2,382	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	14.035512	15.837090	12.84%	2,827	2010
	11.987524	14.035512	17.08%	2,365	2009
	11.441428	11.987524	4.77%	7,494	2008
	10.446327	11.441428	9.53%	675	2007
	10.000000	10.446327	4.46%	601	2006*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	7.336602	8.338146	13.65%	333	2010
	6.160629	7.336602	19.09%	333	2009
	10.884889	6.160629	-43.40%	345	2008
	9.875930	10.884889	10.22%	162	2007
	10.000000	9.875930	-1.24%	48	2006*

Invesco - Invesco V.I. Capital Development Fund: Series II Shares - Q/NQ	8.028808	9.383574	16.87%	931	2010
	5.731866	8.028808	40.07%	1,000	2009
	10.989779	5.731866	-47.84%	701	2008
	10.077945	10.989779	9.05%	10	2007
	10.000000	10.077945	0.78%	0	2006*

Invesco - Invesco V.I. Global Health Care Fund: Series I Shares - Q/NQ	10.445282	10.849737	3.87%	0	2010
	8.293118	10.445282	25.95%	0	2009
	11.777393	8.293118	-29.58%	0	2008
	10.674020	11.777393	10.34%	0	2007
	10.000000	10.674020	6.74%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares - Q/NQ	8.416033	9.756542	15.93%	0	2010
	6.486273	8.416033	29.75%	0	2009
	11.878721	6.486273	-45.40%	0	2008
	12.748349	11.878721	-6.82%	0	2007
	10.000000	12.748349	27.48%	0	2006

Invesco - Invesco V.I. International Growth Fund: Series I Shares - Q/NQ	16.662980	18.552670	11.34%	0	2010
	12.489403	16.662980	33.42%	0	2009
	21.235572	12.489403	-41.19%	0	2008
	18.765492	21.235572	13.16%	0	2007
	14.833478	18.765492	26.51%	0	2006
	12.750019	14.833478	16.34%	0	2005
	10.422497	12.750019	22.23%	0	2004
	8.185996	10.422497	27.32%	0	2003
	10.000000	8.185996	-18.14%	0	2002*

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	21.536641	23.089227	7.21%	5,330	2010
	17.458570	21.536641	23.36%	4,798	2009

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	9.153635	9.615212	5.04%	14,628	2010
	6.354726	9.153635	44.04%	16,282	2009
	11.567341	6.354726	-45.06%	24,182	2008
	8.582315	11.567341	34.78%	20,162	2007
	7.972641	8.582315	7.65%	19,045	2006
	7.179879	7.972641	11.04%	17,360	2005
	6.169559	7.179879	16.38%	17,198	2004
	5.201491	6.169559	18.61%	12,979	2003
	6.271720	5.201491	-17.06%	4,701	2002
	8.133724	6.271720	-22.89%	2,984	2001

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	12.333932	15.150690	22.84%	1,723	2010
	7.958706	12.333932	54.97%	1,642	2009
	14.380107	7.958706	-44.65%	1,516	2008
	11.973242	14.380107	20.10%	1,865	2007
	11.243886	11.973242	6.49%	1,724	2006
	10.237685	11.243886	9.83%	1,463	2005
	10.291804	10.237685	-0.53%	2,638	2004
	7.090507	10.291804	45.15%	518	2003
	10.000000	7.090507	-29.09%	245	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	4.036206	4.953177	22.72%	1,647	2010
	2.607720	4.036206	54.78%	1,647	2009
	4.718130	2.607720	-44.73%	1,657	2008
	3.930244	4.718130	20.05%	1,657	2007
	3.694652	3.930244	6.38%	1,657	2006
	3.357287	3.694652	10.05%	1,657	2005
	3.384068	3.357287	-0.79%	3,989	2004
	2.341922	3.384068	44.50%	3,989	2003
	4.019173	2.341922	-41.73%	4,009	2002
	6.500322	4.019173	-38.17%	2,453	2001

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	23.852176	29.420179	23.34%	7,541	2010
	13.502080	23.852176	76.66%	10,031	2009
	28.640508	13.502080	-52.86%	9,047	2008
	22.733929	28.640508	44.72%	8,549	2007
	15.664654	22.733929	45.13%	8,549	2006
	12.027429	15.664654	30.24%	1,051	2005
	10.270328	12.027429	17.11%	882	2004
	7.737652	10.270328	32.73%	342	2003
	10.000000	7.737652	-22.62%	198	2002*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	13.901995	17.145500	23.33%	0	2010
	7.869575	13.901995	76.65%	0	2009
	16.699513	7.869575	-52.88%	6	2008
	13.255546	16.699513	44.66%	6	2007
	9.141690	13.255546	45.00%	6	2006
	7.023167	9.141690	30.16%	6	2005
	5.998356	7.023167	17.08%	2,429	2004
	4.519598	5.998356	32.72%	2,429	2003
	6.171086	4.519598	-26.76%	2,429	2002
	8.170438	6.171086	-24.47%	2,541	2001

JP Morgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ	11.764239	14.327528	21.79%	11,673	2010
	9.412391	11.764239	24.99%	11,820	2009
	14.285188	9.412391	-34.11%	11,917	2008
	14.134939	14.285188	1.06%	13,899	2007
	12.262752	14.134939	15.27%	20,484	2006
	11.381571	12.262752	7.74%	22,811	2005
	10.000000	11.381571	13.82%	4,296	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class - Q/NQ	10.000000	10.746091	7.46%	0	2010*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	9.408753	10.322888	9.72%	4,624	2010
	7.788820	9.408753	20.80%	5,802	2009
	11.739304	7.788820	-33.65%	4,525	2008
	11.060891	11.739304	6.13%	1,247	2007
	10.000000	11.060891	10.61%	1,469	2006*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.101568	10.491860	3.86%	1,788	2010
	9.035620	10.101568	11.80%	5,789	2009
	10.580072	9.035620	-14.60%	7,740	2008
	10.237167	10.580072	3.35%	8,892	2007
	9.958429	10.237167	2.80%	10,068	2006
	9.950715	9.958429	0.08%	2,929	2005
	10.008909	9.950715	-0.58%	1,979	2004
	10.000000	10.008909	0.09%	1,846	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	6.975368	8.230749	18.00%	0	2010
	5.760162	6.975368	21.10%	0	2009
	9.647223	5.760162	-40.29%	294	2008
	9.729886	9.647223	-0.85%	0	2007
	10.000000	9.729886	-2.70%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	10.968053	13.293024	21.20%	101	2010
	8.459602	10.968053	29.65%	123	2009
	14.161115	8.459602	-40.26%	123	2008
	13.340303	14.161115	6.15%	8,905	2007
	11.892729	13.340303	12.17%	5,294	2006
	11.281422	11.892729	5.42%	90	2005
	10.000000	11.281422	12.81%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Century NVIT Growth Fund: Class I - Q/NQ	6.669101	7.845440	17.64%	852	2010
	5.065003	6.669101	31.67%	894	2009
	8.376797	5.065003	-39.54%	1,236	2008
	7.103661	8.376797	17.92%	812	2007
	6.782293	7.103661	4.74%	1,012	2006
	6.455208	6.782293	5.07%	939	2005
	6.050040	6.455208	6.70%	685	2004
	4.620133	6.050040	30.95%	599	2003
	6.570618	4.620133	-29.68%	130	2002
	9.269045	6.570618	-29.11%	75	2001

NVIT American Century NVIT Multi Cap Value Fund: Class I - Q/NQ	12.451066	13.936878	11.93%	16,509	2010
	10.000000	12.451066	24.51%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	9.238844	10.209472	10.51%	15,880	2010
	7.588470	9.238844	21.75%	15,497	2009
	10.954073	7.588470	-30.72%	14,596	2008
	10.462278	10.954073	4.70%	10,954	2007
	10.000000	10.462278	4.62%	10,423	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.436622	10.912484	4.56%	108	2010
	9.433308	10.436622	10.64%	455	2009
	10.609831	9.433308	-11.09%	438	2008
	10.444352	10.609831	1.58%	2,434	2007
	10.000000	10.444352	4.44%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.249994	11.254382	9.80%	5,070	2010
	7.337562	10.249994	39.69%	9,290	2009
	12.121527	7.337562	-39.47%	6,700	2008
	10.744833	12.121527	12.81%	3,711	2007
	10.000000	10.744833	7.45%	2,456	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	8.542120	9.960000	16.60%	24,687	2010
	6.239296	8.542120	36.91%	28,299	2009
	11.337557	6.239296	-44.97%	29,608	2008
	10.271422	11.337557	10.38%	11,138	2007
	10.000000	10.271422	2.71%	7,721	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	7.721847	8.453715	9.48%	1,348	2010
	5.989361	7.721847	28.93%	1,462	2009
	9.802828	5.989361	-38.90%	1,448	2008
	10.000000	9.802828	-1.97%	517	2007*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	14.975621	16.716897	11.63%	810	2010
	10.397663	14.975621	44.03%	810	2009
	14.636808	10.397663	-28.96%	888	2008
	14.387216	14.636808	1.73%	5,317	2007
	13.185444	14.387216	9.11%	8,065	2006
	13.054643	13.185444	1.00%	9,716	2005
	12.019681	13.054643	8.61%	9,348	2004
	9.964745	12.019681	20.62%	2,671	2003
	9.785504	9.964745	1.83%	17	2002
	9.518824	9.785504	2.80%	0	2001

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.856601	13.235892	11.63%	6,717	2010
	8.227523	11.856601	44.11%	8,381	2009
	11.599384	8.227523	-29.07%	7,922	2008
	11.397886	11.599384	1.77%	10,539	2007
	10.446260	11.397886	9.11%	8,078	2006
	10.000000	10.446260	4.46%	4,766	2005*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ	7.749115	8.837654	14.05%	15,220	2010
	5.135407	7.749115	50.90%	20,905	2009
	10.000000	5.135407	-48.65%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	7.944449	9.685356	21.91%	4,235	2010
	6.122477	7.944449	29.76%	6,728	2009
	10.000000	6.122477	-38.78%	8,951	2008*

NVIT NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ	8.099592	9.185337	13.40%	468	2010
	6.355008	8.099592	27.45%	0	2009
	10.000000	6.355008	-36.45%	0	2008*

NVIT NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ	9.357952	10.192308	8.92%	38	2010
	7.916818	9.357952	18.20%	0	2009
	10.000000	7.916818	-20.83%	0	2008*

NVIT NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ	8.812871	9.771043	10.87%	0	2010
	7.194892	8.812871	22.49%	0	2009
	10.000000	7.194892	-28.05%	0	2008*

NVIT NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ	10.108923	10.650655	5.36%	0	2010
	9.066730	10.108923	11.49%	0	2009
	10.000000	9.066730	-9.33%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ	9.085842	9.982416	9.87%	1,170	2010
	7.552592	9.085842	20.30%	22,849	2009
	10.000000	7.552592	-24.47%	0	2008*

NVIT NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ	8.531026	9.536164	11.78%	894	2010
	6.831944	8.531026	24.87%	3,281	2009
	10.000000	6.831944	-31.68%	653	2008*

NVIT NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ	9.631751	10.360114	7.56%	0	2010
	8.296674	9.631751	16.09%	774	2009
	10.000000	8.296674	-17.03%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	10.576480	11.169967	5.61%	875	2010
	9.855478	10.576480	7.32%	2,155	2009
	10.000000	9.855478	-1.45%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	11.302080	12.054199	6.65%	0	2010
	9.839470	11.302080	14.86%	613	2009
	10.000000	9.839470	-1.61%	0	2008*

NVIT NVIT Emerging Markets Fund: Class I - Q/NQ	22.440645	25.718880	14.61%	0	2010
	13.928802	22.440645	61.11%	0	2009
	33.429532	13.928802	-58.33%	0	2008
	23.278840	33.429532	43.60%	0	2007
	17.259135	23.278840	34.88%	0	2006
	13.189746	17.259135	30.85%	0	2005
	11.073210	13.189746	19.11%	0	2004
	6.791842	11.073210	63.04%	0	2003
	8.121795	6.791842	-16.38%	0	2002
	8.683765	8.121795	-6.47%	0	2001

NVIT NVIT Emerging Markets Fund: Class III - Q/NQ	24.758534	28.384890	14.65%	7,212	2010
	15.351464	24.758534	61.28%	7,825	2009
	36.903183	15.351464	-58.40%	8,795	2008
	25.703155	36.903183	43.57%	14,131	2007
	19.066801	25.703155	34.81%	6,604	2006
	14.569246	19.066801	30.87%	3,451	2005
	12.229998	14.569246	19.13%	1,915	2004
	7.503370	12.229998	62.99%	461	2003
	10.000000	7.503370	-24.97%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Government Bond Fund: Class I - Q/NQ	14.778718	15.276366	3.37%	12,497	2010
	14.588744	14.778718	1.30%	15,284	2009
	13.728590	14.588744	6.27%	27,711	2008
	12.987757	13.728590	5.70%	38,702	2007
	12.739345	12.987757	1.95%	33,059	2006
	12.505084	12.739345	1.87%	24,749	2005
	12.275758	12.505084	1.87%	10,149	2004
	12.199721	12.275758	0.62%	2,937	2003
	11.142753	12.199721	9.49%	507	2002
	10.531983	11.142753	5.80%	484	2001

NVIT NVIT International Equity Fund: Class I - Q/NQ	10.537955	11.777490	11.76%	0	2010
	8.234631	10.537955	27.97%	0	2009
	15.474531	8.234631	-46.79%	0	2008
	12.338107	15.474531	25.42%	0	2007
	9.405787	12.338107	31.18%	0	2006
	7.322103	9.405787	28.46%	0	2005
	6.499712	7.322103	12.65%	0	2004
	4.858005	6.499712	33.79%	0	2003
	6.488671	4.858005	-25.13%	0	2002
	9.219512	6.488671	-29.62%	0	2001

NVIT NVIT International Equity Fund: Class III - Q/NQ	16.822765	18.798086	11.74%	8,607	2010
	13.150894	16.822765	27.92%	9,823	2009
	24.705460	13.150894	-46.77%	9,265	2008
	19.697626	24.705460	25.42%	6,132	2007
	15.017832	19.697626	31.16%	6,623	2006
	11.694054	15.017832	28.42%	1,968	2005
	10.366220	11.694054	12.81%	270	2004
	7.764530	10.366220	33.51%	0	2003
	10.000000	7.764530	-22.35%	0	2002*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	8.350063	8.846856	5.95%	466	2010
	6.581420	8.350063	26.87%	318	2009
	11.723228	6.581420	-43.86%	265	2008
	10.864484	11.723228	7.90%	47	2007
	10.000000	10.864484	8.64%	47	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	12.076832	13.656755	13.08%	56,711	2010
	9.623865	12.076832	25.49%	59,729	2009
	15.446943	9.623865	-37.70%	70,269	2008
	14.778924	15.446943	4.52%	70,582	2007
	12.818377	14.778924	15.29%	54,073	2006
	12.038453	12.818377	6.48%	22,509	2005
	10.702064	12.038453	12.49%	9,661	2004
	8.226725	10.702064	30.09%	3,585	2003
	10.000000	8.226725	-17.73%	0	2002*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	9.357952	10.192308	8.92%	38	2010
	7.916818	9.357952	18.20%	0	2009

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	8.812871	9.771043	10.87%	0	2010
	7.194892	8.812871	22.49%	0	2009

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	12.073063	12.611921	4.46%	4,462	2010
	11.219083	12.073063	7.61%	5,425	2009
	12.101477	11.219083	-7.29%	4,317	2008
	11.641531	12.101477	3.95%	4,318	2007
	11.115251	11.641531	4.73%	2,566	2006
	10.906285	11.115251	1.92%	4,478	2005
	10.564049	10.906285	3.24%	4,136	2004
	9.923961	10.564049	6.45%	2,518	2003
	10.000000	9.923961	-0.76%	0	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	12.237903	13.390343	9.42%	56,941	2010
	10.412824	12.237903	17.53%	61,139	2009
	13.743287	10.412824	-24.23%	59,290	2008
	13.186120	13.743287	4.23%	62,597	2007
	12.003325	13.186120	9.85%	70,077	2006
	11.549873	12.003325	3.93%	52,711	2005
	10.688646	11.549873	8.06%	15,298	2004
	9.025163	10.688646	18.43%	5,007	2003
	10.000000	9.025163	-9.75%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	12.301916	13.693488	11.31%	66,585	2010
	10.024929	12.301916	22.71%	88,346	2009
	14.811897	10.024929	-32.32%	88,891	2008
	14.145692	14.811897	4.71%	81,376	2007
	12.518467	14.145692	13.00%	81,391	2006
	11.851157	12.518467	5.63%	60,564	2005
	10.717277	11.851157	10.58%	16,745	2004
	8.578257	10.717277	24.94%	1,138	2003
	10.000000	8.578257	-14.22%	0	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.310900	13.179063	7.05%	28,375	2010
	10.893172	12.310900	13.01%	30,222	2009
	12.997689	10.893172	-16.19%	32,809	2008
	12.447195	12.997689	4.42%	31,734	2007
	11.636906	12.447195	6.96%	22,908	2006
	11.289284	11.636906	3.08%	11,029	2005
	10.679239	11.289284	5.71%	307	2004
	9.521061	10.679239	12.16%	0	2003
	10.000000	9.521061	-4.79%	0	2002*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	22.031318	27.428840	24.50%	22,959	2010
	16.330450	22.031318	34.91%	28,870	2009
	26.054702	16.330450	-37.32%	31,943	2008
	24.556798	26.054702	6.10%	34,496	2007
	22.651820	24.556798	8.41%	39,273	2006
	20.482702	22.651820	10.59%	26,352	2005
	17.940543	20.482702	14.17%	13,148	2004
	13.505833	17.940543	32.84%	4,655	2003
	16.164624	13.505833	-16.45%	209	2002
	16.603938	16.164624	-2.65%	144	2001

NVIT NVIT Money Market Fund: Class I - Q/NQ	11.796315	11.637084	-1.35%	44,420	2010
	11.952729	11.796315	-1.31%	67,201	2009
	11.872477	11.952729	0.68%	108,034	2008
	11.485385	11.872477	3.37%	34,099	2007
	11.137564	11.485385	3.12%	25,346	2006
	10.996174	11.137564	1.29%	29,440	2005
	11.056941	10.996174	-0.55%	19,763	2004
	11.138565	11.056941	-0.73%	573	2003
	11.155845	11.138565	-0.15%	497	2002
	10.916008	11.155845	2.20%	304	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	14.553266	15.876876	9.09%	4,761	2010
	11.860742	14.553266	22.70%	6,370	2009
	14.536664	11.860742	-18.41%	6,093	2008
	14.085245	14.536664	3.20%	9,346	2007
	13.618583	14.085245	3.43%	9,986	2006
	13.509902	13.618583	0.80%	11,943	2005
	12.854836	13.509902	5.10%	3,412	2004
	11.622486	12.854836	10.60%	149	2003
	10.989466	11.622486	5.76%	36	2002
	10.692772	10.989466	2.77%	0	2001

NVIT NVIT Multi-Manager International Growth Fund: Class I - Q/NQ	13.455985	15.151118	12.60%	0	2010
	10.000000	13.455985	34.56%	0	2009*

NVIT NVIT Multi-Manager International Growth Fund: Class III - Q/NQ	8.191216	9.214979	12.50%	7,873	2010
	6.084812	8.191216	34.62%	10,640	2009
	10.000000	6.084812	-39.15%	8,536	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	15.074088	15.779675	4.68%	2,503	2010
	11.768783	15.074088	28.09%	3,115	2009
	22.230070	11.768783	-47.06%	5,363	2008
	21.894163	22.230070	1.53%	8,515	2007
	18.080291	21.894163	21.09%	10,181	2006
	16.355551	18.080291	10.55%	6,427	2005
	13.786097	16.355551	18.64%	2,461	2004
	10.000000	13.786097	37.86%	2	2003*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	8.074482	9.201018	13.95%	24,782	2010
	6.306937	8.074482	28.03%	10,196	2009
	10.000000	6.306937	-36.93%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ	10.000000	10.420399	4.20%	635	2010*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.907475	8.795065	11.22%	515	2010
	6.291166	7.907475	25.69%	490	2009
	10.000000	6.291166	-37.09%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ	7.803801	9.763175	25.11%	29,663	2010
	6.222846	7.803801	25.41%	31,381	2009
	10.000000	6.222846	-37.77%	2,743	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	8.619231	10.172277	18.02%	13,337	2010
	6.696728	8.619231	28.71%	13,443	2009
	10.000000	6.696728	-33.03%	6,151	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	11.259668	13.934498	23.76%	5,347	2010
	8.954701	11.259668	25.74%	4,482	2009
	16.941859	8.954701	-47.14%	5,000	2008
	15.649135	16.941859	8.26%	3,372	2007
	15.369821	15.649135	1.82%	4,131	2006
	14.413376	15.369821	6.64%	3,572	2005
	12.882319	14.413376	11.88%	2,256	2004
	9.725788	12.882319	32.46%	752	2003
	14.778663	9.725788	-34.19%	525	2002
	16.803658	14.778663	-12.05%	11	2001

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	26.280420	32.823421	24.90%	5,798	2010
	21.106873	26.280420	24.51%	6,892	2009
	31.535594	21.106873	-33.07%	6,786	2008
	34.336874	31.535594	-8.16%	6,973	2007
	29.673774	34.336874	15.71%	7,164	2006
	29.181930	29.673774	1.69%	4,532	2005
	25.218705	29.181930	15.72%	2,850	2004
	16.297452	25.218705	54.74%	750	2003
	22.681958	16.297452	-28.15%	26	2002
	17.925387	22.681958	26.54%	7	2001

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	22.665147	28.020726	23.63%	3,764	2010
	17.056405	22.665147	32.88%	4,000	2009
	27.972742	17.056405	-39.02%	5,196	2008
	27.765664	27.972742	0.75%	7,017	2007
	25.120487	27.765664	10.53%	7,896	2006
	22.670814	25.120487	10.81%	5,565	2005
	19.308104	22.670814	17.42%	2,265	2004
	13.879545	19.308104	39.11%	85	2003
	17.018889	13.879545	-18.45%	44	2002
	18.493168	17.018889	-7.97%	13	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Nationwide Fund: Class I - Q/NQ	10.724675	12.002966	11.92%	9,035	2010
	8.621508	10.724675	24.39%	11,696	2009
	14.953776	8.621508	-42.35%	14,269	2008
	14.013068	14.953776	6.71%	14,238	2007
	12.500702	14.013068	12.10%	13,266	2006
	11.793631	12.500702	6.00%	10,060	2005
	10.892809	11.793631	8.27%	6,551	2004
	8.659317	10.892809	25.79%	1,439	2003
	10.621089	8.659317	-18.47%	1,340	2002
	12.210612	10.621089	-13.02%	883	2001

NVIT NVIT Real Estate Fund: Class I - Q/NQ	7.221893	9.274797	28.43%	46,433	2010
	5.595431	7.221893	29.07%	54,664	2009
	10.000000	5.595431	-44.05%	96	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.411702	10.519687	1.04%	1,510	2010
	9.853625	10.411702	5.66%	6,743	2009
	10.000000	9.853625	-1.46%	3,255	2008*

NVIT NVIT Worldwide Leaders Fund: Class I - Q/NQ	13.531767	14.878970	9.96%	685	2010
	10.973198	13.531767	23.32%	685	2009
	19.985594	10.973198	-45.09%	685	2008
	16.897939	19.985594	18.27%	685	2007
	13.606861	16.897939	24.19%	685	2006
	11.557498	13.606861	17.73%	685	2005
	10.128863	11.557498	14.10%	685	2004
	7.546232	10.128863	34.22%	685	2003
	10.252768	7.546232	-26.40%	661	2002
	12.802092	10.252768	-19.91%	0	2001

NVIT NVIT Worldwide Leaders Fund: Class III - Q/NQ	18.118948	19.905457	9.86%	287	2010
	14.693709	18.118948	23.31%	450	2009
	26.754702	14.693709	-45.08%	516	2008
	22.613305	26.754702	18.31%	384	2007
	18.219188	22.613305	24.12%	756	2006
	15.475126	18.219188	17.73%	447	2005
	13.562236	15.475126	14.10%	335	2004
	10.000000	13.562236	35.62%	138	2003*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class I - Q/NQ	12.942074	13.890956	7.33%	125,873	2010
	10.000000	12.942074	29.42%	11	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	12.916734	13.551092	4.91%	3,929	2010
	10.000000	12.916734	29.17%	5,350	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	10.492443	11.983456	14.21%	12,485	2010
	8.273910	10.492443	26.81%	16,316	2009
	13.311361	8.273910	-37.84%	18,958	2008
	13.800459	13.311361	-3.54%	34,682	2007
	12.069113	13.800459	14.35%	34,466	2006
	11.735400	12.069113	2.84%	27,154	2005
	10.124293	11.735400	15.91%	16,607	2004
	7.808298	10.124293	29.66%	5,085	2003
	10.573946	7.808298	-26.16%	621	2002
	12.202501	10.573946	-13.35%	0	2001

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	14.706817	15.874668	7.94%	0	2010
	10.315688	14.706817	42.57%	6,672	2009
	19.193963	10.315688	-46.26%	6,598	2008
	17.046145	19.193963	12.60%	11,597	2007
	16.006534	17.046145	6.49%	13,392	2006
	15.437819	16.006534	3.68%	13,064	2005
	14.633993	15.437819	5.49%	8,586	2004
	11.328575	14.633993	29.18%	3,591	2003
	15.700970	11.328575	-27.85%	770	2002
	18.207193	15.700970	-13.77%	426	2001

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	18.680692	21.372582	14.41%	15,894	2010
	13.555289	18.680692	37.81%	18,203	2009
	22.976209	13.555289	-41.00%	19,014	2008
	21.904136	22.976209	4.89%	19,413	2007
	18.865932	21.904136	16.10%	17,044	2006
	16.725308	18.865932	12.80%	10,594	2005
	14.223775	16.725308	17.59%	4,509	2004
	10.000000	14.223775	42.24%	1,069	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	11.747140	13.438803	14.40%	1,304	2010
	8.519524	11.747140	37.88%	1,503	2009
	14.439213	8.519524	-41.00%	1,503	2008
	13.767875	14.439213	4.88%	2,147	2007
	11.857869	13.767875	16.11%	2,203	2006
	10.515171	11.857869	12.77%	2,262	2005
	8.944883	10.515171	17.56%	2,333	2004
	6.339745	8.944883	41.09%	2,346	2003
	8.253527	6.339745	-23.19%	2,096	2002
	9.512275	8.253527	-13.23%	571	2001

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	2.492736	2.820207	13.14%	58	2010
	1.993510	2.492736	25.04%	43	2009
	9.573619	1.993510	-79.18%	11	2008
	10.000000	9.573619	-4.26%	5	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	2.694504	3.051895	13.26%	0	2010
	2.179565	2.694504	23.63%	0	2009
	10.359570	2.179565	-78.96%	0	2008
	10.512796	10.359570	-1.46%	0	2007
	10.000000	10.512796	5.13%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	11.988148	13.731396	14.54%	30,328	2010
	9.472790	11.988148	26.55%	42,732	2009
	15.606456	9.472790	-39.30%	54,065	2008
	15.150935	15.606456	3.01%	66,803	2007
	13.351587	15.150935	13.48%	66,549	2006
	12.770576	13.351587	4.55%	47,268	2005
	11.826595	12.770576	7.98%	30,131	2004
	9.460540	11.826595	25.01%	18,439	2003
	11.810153	9.460540	-19.89%	5,458	2002
	13.326790	11.810153	-11.38%	4,613	2001

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares - Q/NQ	8.092326	9.851723	21.74%	86	2010
	5.979109	8.092326	35.34%	782	2009
	9.749103	5.979109	-38.67%	4,989	2008
	10.004288	9.749103	-2.55%	4,280	2007
	10.000000	10.004288	0.04%	1,891	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ	11.471960	14.425526	25.75%	10,899	2010
	8.769449	11.471960	30.82%	11,206	2009
	17.453795	8.769449	-49.76%	11,685	2008
	16.640228	17.453795	4.89%	15,366	2007
	16.383114	16.640228	1.57%	17,934	2006
	14.784164	16.383114	10.82%	17,167	2005
	12.511950	14.784164	18.16%	11,364	2004
	10.098682	12.511950	23.90%	3,256	2003
	14.177025	10.098682	-28.77%	919	2002
	20.910873	14.177025	-32.20%	274	2001

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.867188	11.725233	7.90%	633	2010
	10.000000	10.867188	8.67%	182	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.946630	11.358857	3.77%	2,051	2010
	10.000000	10.946630	9.47%	2,200	2009*

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ	11.838646	12.626147	6.65%	0	2010
	10.140273	11.838646	16.75%	0	2009
	11.055641	10.140273	-8.28%	0	2008
	10.129406	11.055641	9.14%	0	2007
	10.000000	10.129406	1.29%	0	2006*

PIMCO Variable Insurance Trust -Total Return Portfolio: Administrative Class - Q/NQ	12.937746	13.798602	6.65%	0	2010
	11.501340	12.937746	12.49%	0	2009
	11.130186	11.501340	3.33%	0	2008
	10.376152	11.130186	7.27%	0	2007
	10.000000	10.376152	3.76%	0	2006*

Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ	9.844542	12.621497	28.21%	0	2010
	6.314237	9.844542	55.91%	0	2009
	11.283020	6.314237	-44.04%	0	2008
	11.000705	11.283020	2.57%	0	2007
	10.000000	11.000705	10.01%	0	2006*

SBL Fund - Series D (Global Series) - Q/NQ	8.951281	10.215975	14.13%	0	2010
	7.578555	8.951281	18.11%	0	2009
	12.468578	7.578555	-39.22%	0	2008
	11.608696	12.468578	7.41%	0	2007
	10.000000	11.608696	16.09%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

SBL Fund - Series J (Mid Cap Growth Series) - Q/NQ	7.669714	9.395338	22.50%	0	2010
	5.400494	7.669714	42.02%	0	2009
	9.118956	5.400494	-40.78%	0	2008
	10.320878	9.118956	-11.65%	0	2007
	10.000000	10.320878	3.21%	0	2006*

SBL Fund - Series N (Managed Asset Allocation Series) - Q/NQ	10.250996	11.180762	9.07%	0	2010
	8.271398	10.250996	23.93%	0	2009
	11.517362	8.271398	-28.18%	0	2008
	11.010997	11.517362	4.60%	0	2007
	10.000000	11.010997	10.11%	0	2006*

SBL Fund - Series O (All Cap Value Series) - Q/NQ	9.209575	10.594846	15.04%	0	2010
	7.018770	9.209575	31.21%	0	2009
	11.555230	7.018770	-39.26%	0	2008
	11.393429	11.555230	1.42%	0	2007
	10.000000	11.393429	13.93%	0	2006*

SBL Fund - Series P (High Yield Series) - Q/NQ	12.537717	14.277168	13.87%	0	2010
	7.356950	12.537717	70.42%	0	2009
	10.650762	7.356950	-30.93%	0	2008
	10.577747	10.650762	0.69%	0	2007
	10.000000	10.577747	5.78%	0	2006*

SBL Fund - Series Q (Small Cap Value Series) - Q/NQ	10.951541	13.168176	20.24%	0	2010
	7.119358	10.951541	53.83%	0	2009
	11.751183	7.119358	-39.42%	0	2008
	10.805147	11.751183	8.76%	0	2007
	10.000000	10.805147	8.05%	0	2006*

SBL Fund - Series V (Mid Cap Value Series) - Q/NQ	10.824826	12.579476	16.21%	0	2010
	7.623979	10.824826	41.98%	0	2009
	10.803640	7.623979	-29.43%	0	2008
	10.752333	10.803640	0.48%	0	2007
	10.000000	10.752333	7.52%	0	2006*

SBL Fund - Series X (Small Cap Growth Series) - Q/NQ	7.485480	9.607057	28.34%	0	2010
	5.612552	7.485480	33.37%	0	2009
	10.780612	5.612552	-47.94%	0	2008
	10.348974	10.780612	4.17%	0	2007
	10.000000	10.348974	3.49%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

SBL Fund - Series Y (Large Cap Concentrated Growth Series) - Q/NQ	8.175667	9.408083	15.07%	0	2010
	6.218075	8.175667	31.48%	0	2009
	10.016465	6.218075	-37.92%	0	2008
	10.823320	10.016465	-7.45%	0	2007
	10.000000	10.823320	8.23%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ	10.000000	10.541009	5.41%	0	2010*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	10.372014	10.963069	5.70%	9	2010
	9.589082	10.372014	8.16%	9	2009
	10.824988	9.589082	-11.42%	1,830	2008
	10.406425	10.824988	4.02%	4,097	2007
	10.000000	10.406425	4.06%	3,314	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	35.085823	37.985266	8.26%	85	2010
	27.314305	35.085823	28.45%	88	2009
	32.565389	27.314305	-16.12%	143	2008
	30.989172	32.565389	5.09%	147	2007
	28.348378	30.989172	9.32%	2,157	2006
	25.599081	28.348378	10.74%	2,228	2005
	23.577028	25.599081	8.58%	2,230	2004
	18.691227	23.577028	26.14%	596	2003
	17.347230	18.691227	7.75%	53	2002
	15.972670	17.347230	8.61%	0	2001

The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class I - Q/NQ	12.911901	13.461645	4.26%	0	2010
	9.875959	12.911901	30.74%	0	2009
	18.079359	9.875959	-45.37%	0	2008
	15.994480	18.079359	13.03%	0	2007
	12.956307	15.994480	23.45%	0	2006
	11.824310	12.956307	9.57%	0	2005
	10.210629	11.824310	15.80%	0	2004
	8.123074	10.210629	25.70%	0	2003
	10.000000	8.123074	-18.77%	0	2002*

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Class R1 - Q/NQ	22.438677	28.082748	25.15%	0	2010
	10.658815	22.438677	110.52%	0	2009
	30.653451	10.658815	-65.23%	0	2008
	22.589129	30.653451	35.70%	0	2007
	16.409772	22.589129	37.66%	0	2006
	12.614189	16.409772	30.09%	0	2005
	10.000000	12.614189	26.14%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ	44.570461	55.770790	25.13%	0	2010
	21.193516	44.570461	110.30%	0	2009
	61.000464	21.193516	-65.26%	0	2008
	44.936453	61.000464	35.75%	0	2007
	32.653846	44.936453	37.61%	0	2006
	25.075792	32.653846	30.22%	0	2005
	20.191153	25.075792	24.19%	0	2004
	13.274041	20.191153	52.11%	14	2003
	13.857976	13.274041	-4.21%	11	2002
	14.308006	13.857976	-3.15%	0	2001

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Class R1 - Q/NQ	27.165127	34.638842	27.51%	32	2010
	17.470460	27.165127	55.49%	0	2009
	32.855614	17.470460	-46.83%	26	2008
	22.918869	32.855614	43.36%	24	2007
	18.654364	22.918869	22.86%	19	2006
	12.471404	18.654364	49.58%	13	2005
	10.000000	12.471404	24.71%	6	2004*

Van Eck VIP Trust - Van Eck Global Hard Assets Fund: Initial Class - Q/NQ	41.949101	53.481851	27.49%	0	2010
	26.992877	41.949101	55.41%	0	2009
	50.790086	26.992877	-46.85%	22	2008
	35.422343	50.790086	43.38%	22	2007
	28.841712	35.422343	22.82%	22	2006
	19.275174	28.841712	49.63%	22	2005
	15.728084	19.275174	22.55%	22	2004
	11.011517	15.728084	42.83%	20	2003
	11.487829	11.011517	-4.15%	10	2002
	13.004291	11.487829	-11.66%	0	2001

Wells Fargo Variable Trust - VT Small Cap Growth Fund - Q/NQ	13.082528	16.361321	25.06%	1,973	2010
	10.000000	13.082528	30.83%	1,264	2009*

Additional Contract Options Elected (Total 1.40%)
(Variable account charges of 1.40% of the daily net assets of the variable account)

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	8.715275	10.878283	24.82%	0	2010
	6.195961	8.715275	40.66%	0	2009
	10.000000	6.195961	-38.04%	0	2008*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	12.183910	12.628349	3.65%	0	2010
	11.211657	12.183910	8.67%	0	2009
	11.554412	11.211657	-2.97%	0	2008
	10.703194	11.554412	7.95%	0	2007
	10.685142	10.703194	0.17%	0	2006
	10.669705	10.685142	0.14%	0	2005
	10.226939	10.669705	4.33%	0	2004
	10.000000	10.226939	2.27%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	11.539646	12.987835	12.55%	0	2010
	9.910108	11.539646	16.44%	0	2009
	15.365439	9.910108	-35.50%	0	2008
	15.595327	15.365439	-1.47%	0	2007
	13.507947	15.595327	15.45%	0	2006
	13.092858	13.507947	3.17%	0	2005
	11.751833	13.092858	11.41%	0	2004
	9.213961	11.751833	27.54%	0	2003
	11.590032	9.213961	-20.50%	0	2002
	12.827110	11.590032	-9.64%	0	2001

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	14.021379	15.663029	11.71%	0	2010
	10.630932	14.021379	31.89%	0	2009
	19.541206	10.630932	-45.60%	0	2008
	16.788644	19.541206	16.40%	0	2007
	13.618248	16.788644	23.28%	0	2006
	12.194706	13.618248	11.67%	0	2005
	10.761728	12.194706	13.32%	0	2004
	8.765875	10.761728	22.77%	0	2003
	11.165028	8.765875	-21.49%	0	2002
	15.989500	11.165028	-30.17%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	10.171685	11.960402	17.59%	0	2010
	7.938834	10.171685	28.13%	0	2009
	10.643035	7.938834	-25.41%	0	2008
	11.049729	10.643035	-3.68%	4	2007
	10.000000	11.049729	10.50%	0	2006*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	17.052167	19.070465	11.84%	0	2010
	14.428331	17.052167	18.19%	5	2009
	19.984662	14.428331	-27.80%	6	2008
	21.367955	19.984662	-6.47%	0	2007
	18.263666	21.367955	17.00%	0	2006
	17.634549	18.263666	3.57%	0	2005
	15.642757	17.634549	12.73%	0	2004
	12.302130	15.642757	27.15%	0	2003
	14.279045	12.302130	-13.84%	0	2002
	12.836968	14.279045	11.23%	0	2001

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	12.063857	13.056117	8.23%	0	2010
	10.000000	12.063857	20.64%	0	2009*

Credit Suisse Trust - International Equity Flex III Portfolio - Q/NQ	10.101066	11.177959	10.66%	0	2010
	10.000000	10.101066	1.01%	0	2009

Credit Suisse Trust - U.S. Equity Flex I Portfolio - Q/NQ	10.838463	12.232045	12.86%	0	2010

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	12.178690	15.109725	24.07%	4	2010
	9.879210	12.178690	23.28%	0	2009
	14.503198	9.879210	-31.88%	0	2008
	14.807242	14.503198	-2.05%	0	2007
	13.125399	14.807242	12.81%	0	2006
	12.413331	13.125399	5.74%	0	2005
	10.329023	12.413331	20.18%	0	2004
	7.603070	10.329023	35.85%	0	2003
	10.000000	7.603070	-23.97%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Socially Responsible Growth Fund, Inc. (The) - Initial Shares - Q/NQ	9.970594	11.287657	13.21%	0	2010
	7.560169	9.970594	31.88%	0	2009
	11.692955	7.560169	-35.34%	0	2008
	11.003223	11.692955	6.27%	1	2007
	10.218827	11.003223	7.68%	1	2006
	10.001884	10.218827	2.17%	1	2005
	9.550729	10.001884	4.72%	1	2004
	7.687264	9.550729	24.24%	1	2003
	10.972704	7.687264	-29.94%	1	2002
	14.374715	10.972704	-23.67%	1	2001

Dreyfus Stock Index Fund, Inc. - Initial Shares - Q/NQ	11.419938	12.930981	13.23%	8	2010
	9.167807	11.419938	24.57%	8	2009
	14.792314	9.167807	-38.02%	9	2008
	14.254382	14.792314	3.77%	1,245	2007
	12.516404	14.254382	13.89%	894	2006
	12.124769	12.516404	3.23%	474	2005
	11.114277	12.124769	9.09%	207	2004
	8.781243	11.114277	26.57%	1	2003
	11.471393	8.781243	-23.45%	1	2002
	13.249172	11.471393	-13.42%	1	2001

Dreyfus Variable Investment Fund -Appreciation Portfolio: Initial Shares - Q/NQ	12.692396	14.431777	13.70%	0	2010
	10.503190	12.692396	20.84%	0	2009
	15.120919	10.503190	-30.54%	0	2008
	14.315710	15.120919	5.62%	0	2007
	12.464569	14.315710	14.85%	0	2006
	12.110835	12.464569	2.92%	0	2005
	11.692755	12.110835	3.58%	0	2004
	9.786828	11.692755	19.47%	0	2003
	11.917939	9.786828	-17.88%	0	2002
	13.329025	11.917939	-10.59%	0	2001

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	14.906875	15.948207	6.99%	6	2010
	12.553222	14.906875	18.75%	6	2009
	13.732251	12.553222	-8.59%	326	2008
	13.216733	13.732251	3.90%	204	2007
	12.869267	13.216733	2.70%	0	2006
	12.884321	12.869267	-0.12%	0	2005
	12.610763	12.884321	2.17%	0	2004
	12.222015	12.610763	3.18%	0	2003
	11.340121	12.222015	7.78%	0	2002
	10.648571	11.340121	6.49%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ	10.176442	11.312070	11.16%	9	2010
	8.313085	10.176442	22.41%	9	2009
	11.253089	8.313085	-26.13%	10	2008
	10.505459	11.253089	7.12%	0	2007
	10.000000	10.505459	5.05%	0	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ	9.630658	10.874747	12.92%	0	2010
	7.584783	9.630658	26.97%	0	2009
	11.432335	7.584783	-33.65%	0	2008
	10.525423	11.432335	8.62%	0	2007
	10.000000	10.525423	5.25%	0	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ	9.146676	10.461668	14.38%	0	2010
	7.059531	9.146676	29.56%	0	2009
	11.562493	7.059531	-38.94%	0	2008
	10.545563	11.562493	9.64%	0	2007
	10.000000	10.545563	5.46%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ	17.776459	20.526510	15.47%	0	2010
	13.289253	17.776459	33.77%	806	2009
	23.487077	13.289253	-43.42%	975	2008
	20.272919	23.487077	15.85%	726	2007
	18.424638	20.272919	10.03%	598	2006
	15.991270	18.424638	15.22%	488	2005
	11.061341	15.991270	13.73%	464	2004
	11.110642	11.061341	26.56%	464	2003
	12.441038	11.110642	-10.69%	465	2002
	14.398684	12.441038	-13.60%	0	2001

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	8.801514	10.340902	17.49%	0	2010
	6.048851	8.801514	45.51%	0	2009
	13.455244	6.048851	-55.04%	0	2008
	9.370407	13.455244	43.59%	0	2007
	10.000000	9.370407	-6.30%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	12.750014	14.468450	13.48%	0	2010
	9.944576	12.750014	28.21%	0	2009
	17.603654	9.944576	-43.51%	0	2008
	17.605402	17.603654	-0.01%	1	2007
	14.868984	17.605402	18.40%	1	2006
	14.258511	14.868984	4.28%	1	2005
	12.983123	14.258511	9.82%	1	2004
	10.111588	12.983123	28.40%	1	2003
	12.355466	10.111588	-18.16%	1	2002
	13.203880	12.355466	-6.43%	1	2001

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	7.785067	9.491901	21.92%	0	2010
	5.418346	7.785067	43.68%	0	2009
	12.228638	5.418346	-55.69%	0	2008
	10.080384	12.228638	21.31%	0	2007
	9.708462	10.080384	3.83%	0	2006
	9.044412	9.708462	7.34%	0	2005
	8.567950	9.044412	5.56%	0	2004
	6.701675	8.567950	27.85%	0	2003
	8.704709	6.701675	-23.01%	0	2002
	10.319040	8.704709	-15.64%	0	2001

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	10.279106	12.573533	22.32%	0	2010
	8.135167	10.279106	26.35%	0	2009
	15.636843	8.135167	-47.97%	0	2008
	12.500955	15.636843	25.09%	1	2007
	11.878333	12.500955	5.24%	1	2006
	11.399783	11.878333	4.20%	1	2005
	11.196253	11.399783	1.82%	1	2004
	8.551687	11.196253	30.92%	1	2003
	12.425772	8.551687	-31.18%	1	2002
	15.318941	12.425772	-18.89%	1	2001

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	12.055544	13.525764	12.20%	0	2010
	8.504019	12.055544	41.76%	0	2009
	11.509516	8.504019	-26.11%	0	2008
	11.371725	11.509516	1.21%	0	2007
	10.373232	11.371725	9.63%	0	2006
	10.261209	10.373232	1.09%	0	2005
	9.506798	10.261209	7.94%	0	2004
	7.593653	9.506798	25.19%	0	2003
	7.432559	7.593653	2.17%	0	2002
	8.556624	7.432559	-13.14%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ	10.280217	11.521192	12.07%	0	2010
	7.243785	10.280217	41.92%	0	2009
	9.792776	7.243785	-26.03%	0	2008
	10.000000	9.792776	-2.07%	0	2007*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	12.036092	12.778972	6.17%	2	2010
	10.552916	12.036092	14.05%	2	2009
	11.073183	10.552916	-4.70%	2	2008
	10.777370	11.073183	2.74%	2	2007
	10.479364	10.777370	2.84%	0	2006
	10.411178	10.479364	0.65%	0	2005
	10.121844	10.411178	2.86%	0	2004
	10.000000	10.121844	1.22%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	9.234738	11.719144	26.90%	1,006	2010
	6.689160	9.234738	38.06%	1,006	2009
	11.215287	6.689160	-40.36%	176	2008
	9.849935	11.215287	13.86%	82	2007
	10.000000	9.849935	-1.50%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	14.290321	15.921110	11.41%	0	2010
	11.462720	14.290321	24.67%	0	2009
	20.710438	11.462720	-44.65%	0	2008
	17.922234	20.710438	15.56%	0	2007
	15.410290	17.922234	16.30%	0	2006
	13.136258	15.410290	17.31%	0	2005
	11.739347	13.136258	11.90%	0	2004
	8.313864	11.739347	41.20%	0	2003
	10.585490	8.313864	-21.46%	0	2002
	13.637938	10.585490	22.38%	0	2001

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	13.281875	14.799842	11.43%	0	2010
	10.649405	13.281875	24.72%	0	2009
	19.245422	10.649405	-44.67%	142	2008
	16.651827	19.245422	15.58%	97	2007
	14.317604	16.651827	16.30%	0	2006
	12.209635	14.317604	17.26%	0	2005
	10.910427	12.209635	11.91%	0	2004
	7.724242	10.910427	41.25%	0	2003
	10.000000	7.724242	-22.76%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	11.722632	14.616436	24.69%	0	2010
	7.553572	11.722632	55.19%	0	2009
	15.691143	7.553572	-51.86%	0	2008
	15.071219	15.691143	4.11%	0	2007
	13.154007	15.071219	14.58%	0	2006
	13.007940	13.154007	1.12%	647	2005
	11.573740	13.007940	12.39%	647	2004
	7.438892	11.573740	55.58%	647	2003
	10.000000	7.438892	-25.61%	647	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.540823	11.710454	11.10%	1,310	2010
	7.884068	10.540823	33.70%	1,310	2009
	11.367190	7.884068	-30.64%	0	2008
	11.112000	11.367190	2.30%	0	2007
	10.000000	11.112000	11.12%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	8.216525	10.388032	26.43%	5	2010
	6.452025	8.216525	27.35%	9	2009
	9.769322	6.452025	-33.96%	0	2008
	10.150386	9.769322	-3.75%	0	2007
	10.000000	10.150386	1.50%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	8.468198	9.205881	8.71%	0	2010
	6.593718	8.468198	28.43%	0	2009
	10.000000	6.593718	-34.06%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	10.746557	12.451999	15.87%	0	2010
	6.313407	10.746557	70.22%	0	2009
	13.529433	6.313407	-53.34%	0	2008
	10.662627	13.529433	26.89%	0	2007
	10.000000	10.662627	6.63%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ	14.333510	15.359041	7.15%	0	2010
	10.584566	14.333510	35.42%	0	2009
	17.962143	10.584566	-41.07%	0	2008
	15.734309	17.962143	14.16%	0	2007
	13.112067	15.734309	20.00%	0	2006
	12.036709	13.112067	8.93%	0	2005
	10.269420	12.036709	17.21%	0	2004
	7.857358	10.269420	30.70%	0	2003
	10.000000	7.857358	-21.43%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	9.819093	10.495628	6.89%	0	2010
	7.258526	9.819093	35.28%	0	2009
	12.350333	7.258526	-41.23%	8	2008
	10.850622	12.350333	13.82%	9	2007
	10.000000	10.850622	8.51%	1	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	14.009423	15.799654	12.78%	328	2010
	11.971313	14.009423	17.02%	328	2009
	11.431762	11.971313	4.72%	0	2008
	10.442823	11.431762	9.47%	0	2007
	10.000000	10.442823	4.43%	0	2006*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	7.322973	8.318444	13.59%	0	2010
	6.152307	7.322973	19.03%	0	2009
	10.875701	6.152307	-43.43%	0	2008
	9.872617	10.875701	10.16%	0	2007
	10.000000	9.872617	-1.27%	0	2006*

Invesco - Invesco V.I. Capital Development Fund: Series II Shares - Q/NQ	8.013895	9.361401	16.81%	0	2010
	5.724115	8.013895	40.00%	0	2009
	10.980495	5.724115	-47.87%	0	2008
	10.074567	10.980495	8.99%	0	2007
	10.000000	10.074567	0.75%	0	2006*

Invesco - Invesco V.I. Global Health Care Fund: Series I Shares - Q/NQ	10.426437	10.824680	3.82%	0	2010
	8.282354	10.426437	25.89%	0	2009
	11.768074	8.282354	-29.62%	0	2008
	10.671018	11.768074	10.28%	0	2007
	10.000000	10.671018	6.71%	0	2006*

Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares - Q/NQ	8.400806	9.733961	15.87%	0	2010
	6.477839	8.400806	29.69%	0	2009
	11.869320	6.477839	-45.42%	0	2008
	12.744751	11.869320	-6.87%	0	2007
	10.000000	12.744751	27.45%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco - Invesco V.I. International Growth Fund: Series I Shares - Q/NQ	16.598334	18.471341	11.28%	0	2010
	12.447264	16.598334	33.35%	0	2009
	21.174672	12.447264	-41.22%	0	2008
	18.721215	21.174672	13.11%	0	2007
	14.805963	18.721215	26.44%	0	2006
	12.732798	14.805963	16.28%	0	2005
	10.413687	12.732798	22.27%	0	2004
	8.183208	10.413687	27.26%	0	2003
	10.000000	8.183208	-18.17%	0	2002*

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	21.437776	22.971594	7.15%	0	2010
	17.387222	21.437776	23.30%	0	2009

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	9.107636	9.562054	4.99%	0	2010
	6.326003	9.107636	43.97%	0	2009
	11.520915	6.326003	-45.09%	0	2008
	8.552224	11.520915	34.71%	1	2007
	7.948696	8.552224	7.59%	1	2006
	7.161930	7.948696	10.99%	1	2005
	6.157266	7.161930	16.32%	1	2004
	5.193752	6.157266	18.55%	2	2003
	6.265584	5.193752	-17.11%	1	2002
	8.129929	6.265584	-22.93%	2	2001

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	12.286059	15.084254	22.78%	0	2010
	7.931839	12.286059	54.90%	0	2009
	14.338854	7.931839	-44.68%	0	2008
	11.944978	14.338854	20.04%	0	2007
	11.223011	11.944978	6.43%	0	2006
	10.223851	11.223011	9.77%	0	2005
	10.283100	10.223851	-0.58%	0	2004
	7.088099	10.283100	45.08%	0	2003
	10.000000	7.088099	-29.12%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	4.015918	4.925784	22.66%	0	2010
	2.595933	4.015918	54.70%	0	2009
	4.699186	2.595933	-44.76%	0	2008
	3.916461	4.699186	19.99%	0	2007
	3.683574	3.916461	6.32%	0	2006
	3.348910	3.683574	9.99%	0	2005
	3.377335	3.348910	-0.84%	0	2004
	2.338439	3.377335	44.43%	0	2003
	4.015227	2.338439	-41.76%	0	2002
	6.497274	4.015227	-38.20%	0	2001

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	23.759654	29.291247	23.28%	0	2010
	13.456513	23.759654	76.57%	2	2009
	28.558402	13.456513	-52.88%	3	2008
	22.616725	28.558402	26.27%	977	2007
	15.635606	22.616725	44.65%	769	2006
	12.011186	15.635606	30.18%	478	2005
	10.261664	12.011186	17.05%	228	2004
	7.735029	10.261664	32.66%	0	2003
	10.000000	7.735029	-22.65%	0	2002*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	13.832197	17.050778	23.27%	0	2010
	7.834034	13.832197	76.57%	0	2009
	16.632567	7.834034	-52.90%	0	2008
	13.177706	16.632567	26.22%	0	2007
	9.114282	13.177706	44.58%	0	2006
	7.005646	9.114282	30.10%	0	2005
	5.986432	7.005646	17.03%	0	2004
	4.512894	5.986432	32.65%	0	2003
	6.165048	4.512894	-26.80%	0	2002
	8.166613	6.165048	-24.51%	849	2001

JP Morgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ	11.730542	14.279258	21.73%	0	2010
	9.390184	11.730542	24.92%	0	2009
	14.258726	9.390184	-34.14%	0	2008
	14.115945	14.258726	1.01%	0	2007
	12.252465	14.115945	15.21%	0	2006
	11.377764	12.252465	7.69%	0	2005
	10.000000	11.377764	13.78%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class - Q/NQ	10.000000	10.742489	7.42%	0	2010*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	9.391265	10.298488	9.66%	10	2010
	7.778283	9.391265	20.74%	7	2009
	11.729383	7.778283	-33.69%	164	2008
	11.057180	11.729383	6.08%	77	2007
	10.000000	11.057180	10.57%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.067484	10.451154	3.81%	0	2010
	9.009695	10.067484	11.74%	0	2009
	10.555062	9.009695	-14.64%	0	2008
	10.218181	10.555062	3.30%	0	2007
	9.944989	10.218181	2.75%	0	2006
	9.942308	9.944989	0.03%	0	2005
	10.005513	9.942308	-0.63%	0	2004
	10.000000	10.005513	0.06%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	6.962419	8.211320	17.94%	0	2010
	5.752371	6.962419	21.04%	0	2009
	9.639072	5.752371	-40.32%	0	2008
	9.726615	9.639072	-0.90%	0	2007
	10.000000	9.726615	-2.73%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	10.936610	13.248211	21.14%	0	2010
	8.439623	10.936610	29.59%	0	2009
	14.134860	8.439623	-40.29%	0	2008
	13.322362	14.134860	6.10%	10	2007
	11.882732	13.322362	12.12%	2	2006
	11.277640	11.882732	5.37%	0	2005
	10.000000	11.277640	12.78%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Century NVIT Growth Fund: Class I - Q/NQ	6.631125	7.796820	17.58%	0	2010
	5.038723	6.631125	31.60%	0	2009
	8.337574	5.038723	-39.57%	0	2008
	7.074000	8.337574	17.86%	0	2007
	6.757391	7.074000	4.69%	0	2006
	6.434764	6.757391	5.01%	0	2005
	6.033943	6.434764	6.64%	0	2004
	4.610169	6.033943	30.88%	0	2003
	6.559782	4.610169	-29.72%	0	2002
	9.258498	6.559782	-29.15%	713	2001

NVIT American Century NVIT Multi Cap Value Fund: Class I - Q/NQ	12.446849	13.925107	11.88%	7	2010
	10.000000	12.446849	24.47%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	9.221689	10.185355	10.45%	0	2010
	7.578222	9.221689	21.69%	0	2009
	10.944829	7.578222	-30.76%	0	2008
	10.458763	10.944829	4.65%	0	2007
	10.000000	10.458763	4.59%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.417221	10.886683	4.51%	0	2010
	9.420556	10.417221	10.58%	0	2009
	10.600857	9.420556	-11.13%	0	2008
	10.440837	10.600857	1.53%	0	2007
	10.000000	10.440837	4.41%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.230924	11.227749	9.74%	0	2010
	7.327629	10.230924	39.62%	0	2009
	12.111276	7.327629	-39.50%	0	2008
	10.741225	12.111276	12.76%	0	2007
	10.000000	10.741225	7.41%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	8.526248	9.936478	16.54%	3	2010
	6.230855	8.526248	36.84%	3	2009
	11.327974	6.230855	-45.00%	3	2008
	10.267965	11.327974	10.32%	3	2007
	10.000000	10.267965	2.68%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	7.711392	8.437999	9.42%	0	2010
	5.984290	7.711392	28.86%	0	2009
	9.799507	5.984290	-38.93%	0	2008
	10.000000	9.799507	-2.00%	0	2007*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	14.890479	16.613435	11.57%	0	2010
	10.343788	14.890479	43.96%	0	2009
	14.568352	10.343788	-29.00%	0	2008
	14.327225	14.568352	1.68%	0	2007
	13.137103	14.327225	9.06%	0	2006
	13.013356	13.137103	0.95%	0	2005
	11.987751	13.013356	8.56%	0	2004
	9.943317	11.987751	20.56%	0	2003
	9.769394	9.943317	1.78%	0	2002
	9.507993	9.769394	2.75%	0	2001

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.828576	13.197926	11.58%	0	2010
	8.212227	11.828576	44.04%	0	2009
	11.583704	8.212227	-29.11%	160	2008
	11.388285	11.583704	1.72%	78	2007
	10.442736	11.388285	9.05%	0	2006
	10.000000	10.442736	4.43%	0	2005*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ	7.742536	8.825688	13.99%	0	2010
	5.133661	7.742536	50.82%	0	2009
	10.000000	5.133661	-48.66%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	7.937739	9.672275	21.85%	8	2010
	6.120401	7.937739	29.69%	11	2009
	10.000000	6.120401	-38.80%	11	2008*

NVIT NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ	8.092734	9.172909	13.35%	0	2010
	6.352856	8.092734	27.39%	0	2009
	10.000000	6.352856	-36.47%	0	2008*

NVIT NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ	9.350064	10.178550	8.86%	0	2010
	7.914141	9.350064	18.14%	0	2009
	10.000000	7.914141	-20.86%	0	2008*

NVIT NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ	8.805424	9.757848	10.82%	0	2010
	7.192456	8.805424	22.43%	0	2009
	10.000000	7.192456	-28.08%	0	2008*

NVIT NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ	10.100382	10.636271	5.31%	0	2010
	9.063670	10.100382	11.44%	0	2009
	10.000000	9.063670	-9.36%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ	9.078170	9.968937	9.81%	0	2010
	7.550034	9.078170	20.24%	0	2009
	10.000000	7.550034	-24.50%	0	2008*

NVIT NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ	8.523825	9.523283	11.73%	0	2010
	6.829631	8.523825	24.81%	0	2009
	10.000000	6.829631	-31.70%	0	2008*

NVIT NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ	9.623621	10.346130	7.51%	5,232	2010
	8.293877	9.623621	16.03%	5,232	2009
	10.000000	8.293877	-17.06%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	10.567560	11.154881	5.56%	0	2010
	9.852148	10.567560	7.26%	0	2009
	10.000000	9.852148	-1.48%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	11.292531	12.037904	6.60%	0	2010
	9.836146	11.292531	14.81%	0	2009
	10.000000	9.836146	-1.64%	0	2008*

NVIT NVIT Emerging Markets Fund: Class I - Q/NQ	22.335735	25.585692	14.55%	0	2010
	13.870698	22.335735	61.03%	0	2009
	33.307042	13.870698	-58.36%	0	2008
	23.205358	33.307042	43.53%	0	2007
	17.213353	23.205358	34.81%	0	2006
	13.161389	17.213353	30.79%	0	2005
	11.054993	13.161389	19.05%	0	2004
	6.784099	11.054993	62.95%	0	2003
	8.116661	6.784099	-16.42%	0	2002
	8.682706	8.116661	-6.52%	0	2001

NVIT NVIT Emerging Markets Fund: Class III - Q/NQ	24.662454	28.260426	14.59%	0	2010
	15.299635	24.662454	61.20%	0	2009
	36.797325	15.299635	-58.42%	0	2008
	25.642476	36.797325	43.50%	0	2007
	19.031401	25.642476	34.74%	0	2006
	14.549538	19.031401	30.80%	0	2005
	12.219653	14.549538	19.07%	0	2004
	7.500827	12.219653	62.91%	0	2003
	10.000000	7.500827	-24.99%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Government Bond Fund: Class I - Q/NQ	14.694661	15.181780	3.31%	6	2010
	14.513118	14.694661	1.25%	6	2009
	13.664343	14.513118	6.21%	5	2008
	12.933561	13.664343	5.65%	0	2007
	12.692608	12.933561	1.90%	0	2006
	12.465513	12.692608	1.82%	0	2005
	12.243119	12.465513	1.82%	0	2004
	12.173458	12.243119	0.57%	0	2003
	11.124403	12.173458	9.43%	0	2002
	10.519995	11.124403	5.75%	0	2001

NVIT NVIT International Equity Fund: Class I - Q/NQ	10.488624	11.716421	11.71%	0	2010
	8.200240	10.488624	27.91%	0	2009
	15.417748	8.200240	-46.81%	0	2008
	12.299092	15.417748	25.36%	0	2007
	9.380789	12.299092	31.11%	0	2006
	7.306337	9.380789	28.39%	0	2005
	6.489005	7.306337	12.60%	0	2004
	4.852467	6.489005	33.73%	0	2003
	6.484565	4.852467	-25.17%	0	2002
	9.218392	6.484565	29.66%	0	2001

NVIT NVIT International Equity Fund: Class III - Q/NQ	16.757493	18.715659	11.69%	855	2010
	13.106515	16.757493	27.86%	855	2009
	24.634597	13.106515	-46.80%	855	2008
	19.651130	24.634597	25.36%	705	2007
	14.989960	19.651130	31.10%	658	2006
	11.678247	14.989960	28.36%	0	2005
	10.357459	11.678247	12.75%	0	2004
	7.761892	10.357459	33.44%	0	2003
	10.000000	7.761892	-22.38%	0	2002*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	8.334511	8.825898	5.90%	0	2010
	6.572504	8.334511	26.81%	0	2009
	11.713296	6.572504	-43.89%	0	2008
	10.860812	11.713296	7.85%	0	2007
	10.000000	10.860812	8.61%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	12.028363	13.595059	13.03%	0	2010
	9.590102	12.028363	25.42%	0	2009
	15.400568	9.590102	-37.73%	0	2008
	14.742058	15.400568	4.47%	0	2007
	12.792856	14.742058	15.24%	0	2006
	12.020568	12.792856	6.42%	0	2005
	10.691584	12.020568	12.43%	0	2004
	8.222834	10.691584	30.02%	0	2003
	10.000000	8.222834	-17.77%	0	2002*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	11.531239	12.485749	8.28%	0	2010
	10.000000	11.531239	15.31%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	12.090220	13.355194	10.46%	0	2010
	10.000000	12.090220	20.90%	0	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	12.024651	12.554982	4.41%	86	2010
	11.179749	12.024651	7.56%	75	2009
	12.065159	11.179749	-7.34%	88	2008
	11.612509	12.065159	3.90%	84	2007
	11.093142	11.612509	4.68%	81	2006
	10.890089	11.093142	1.86%	0	2005
	10.553714	10.890089	3.19%	0	2004
	9.919273	10.553714	6.40%	0	2003
	10.000000	9.919273	-0.81%	0	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	12.188811	13.329878	9.36%	195	2010
	10.376310	12.188811	17.47%	213	2009
	13.702051	10.376310	-24.27%	206	2008
	13.153254	13.702051	4.17%	199	2007
	11.979453	13.153254	9.80%	193	2006
	11.532734	11.979453	3.87%	0	2005
	10.678199	11.532734	8.00%	0	2004
	9.020903	10.678199	18.37%	0	2003
	10.000000	9.020903	-9.79%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	12.252537	13.631623	11.26%	5,426	2010
	9.989754	12.252537	22.65%	5,443	2009
	14.767442	9.989754	-32.35%	5,444	2008
	14.110426	14.767442	4.66%	5,437	2007
	12.493570	14.110426	12.94%	4,041	2006
	11.833566	12.493570	5.58%	2,549	2005
	10.706793	11.833566	10.52%	2,037	2004
	8.574196	10.706793	24.87%	0	2003
	10.000000	8.574196	-14.26%	0	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.261505	13.119542	7.00%	200	2010
	10.854964	12.261505	12.96%	196	2009
	12.958668	10.854964	-16.23%	202	2008
	12.416152	12.958668	4.37%	196	2007
	11.613758	12.416152	6.91%	194	2006
	11.272511	11.613758	3.03%	89	2005
	10.668780	11.272511	5.66%	0	2004
	9.516564	10.668780	12.11%	0	2003
	10.000000	9.516564	-4.83%	0	2002*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	21.905984	27.258994	24.44%	141	2010
	16.245788	21.905984	34.84%	141	2009
	25.932810	16.245788	-37.35%	141	2008
	24.454381	25.932810	6.05%	0	2007
	22.568763	24.454381	8.35%	0	2006
	20.417909	22.568763	10.53%	0	2005
	17.892866	20.417909	14.11%	0	2004
	13.476762	17.892866	32.77%	0	2003
	16.138025	13.476762	-16.49%	0	2002
	16.585077	16.138025	-2.70%	0	2001

NVIT NVIT Money Market Fund: Class I - Q/NQ	11.729216	11.565023	-1.40%	1,053	2010
	11.890766	11.729216	-1.36%	1,053	2009
	11.816919	11.890766	0.62%	8,047	2008
	11.437465	11.816919	3.32%	0	2007
	11.096705	11.437465	3.07%	0	2006
	10.961374	11.096705	1.23%	1,451	2005
	11.027537	10.961374	-0.60%	979	2004
	11.114578	11.027537	-0.78%	506	2003
	11.137467	11.114578	-0.21%	36	2002
	10.903584	11.137467	2.15%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	14.470434	15.778518	9.04%	26	2010
	11.799208	14.470434	22.64%	25	2009
	14.468591	11.799208	-18.45%	28	2008
	14.026433	14.468591	3.15%	28	2007
	13.568574	14.026433	3.37%	28	2006
	13.467108	13.568574	0.75%	30	2005
	12.820626	13.467108	5.04%	0	2004
	11.597439	12.820626	10.55%	0	2003
	10.971350	11.597439	5.71%	0	2002
	10.680606	10.971350	2.72%	0	2001

NVIT NVIT Multi-Manager International Growth Fund: Class I - Q/NQ	13.451439	15.138326	12.54%	0	2010
	10.000000	13.451439	34.51%	0	2009*

NVIT NVIT Multi-Manager International Growth Fund: Class III - Q/NQ	8.184265	9.202487	12.44%	16	2010
	6.082741	8.184265	34.55%	13	2009
	10.000000	6.082741	-39.17%	15	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	15.023225	15.718480	4.63%	0	2010
	11.735032	15.023225	28.02%	0	2009
	22.177588	11.735032	-47.09%	3	2008
	21.853598	22.177588	1.48%	5	2007
	18.055902	21.853598	21.03%	1	2006
	16.341750	18.055902	10.49%	0	2005
	13.781443	16.341750	18.58%	0	2004
	10.000000	13.781443	37.81%	0	2003*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	8.067649	9.188587	13.89%	564	2010
	6.304802	8.067649	27.96%	8	2009
	10.000000	6.304802	-36.95%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ	10.000000	10.416860	4.17%	0	2010*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.900785	8.783164	11.17%	0	2010
	6.289031	7.900785	25.63%	0	2009
	10.000000	6.289031	-37.11%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ	7.797173	9.749946	25.04%	1,211	2010
	6.220733	7.797173	25.34%	1,214	2009
	10.000000	6.220733	-37.79%	3	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	8.611937	10.158513	17.96%	6	2010
	6.694455	8.611937	28.64%	7	2009
	10.000000	6.694455	-33.06%	9	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	11.198962	13.852352	23.69%	0	2010
	8.910934	11.198962	25.68%	0	2009
	16.867623	8.910934	-47.17%	0	2008
	15.588507	16.867623	8.21%	0	2007
	15.318030	15.588507	1.77%	0	2006
	14.372068	15.318030	6.58%	0	2005
	12.851906	14.372068	11.83%	0	2004
	9.707740	12.851906	32.39%	0	2003
	14.758730	9.707740	-34.22%	0	2002
	16.789563	14.758730	-12.10%	0	2001

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	26.130932	32.620202	24.83%	0	2010
	20.997459	26.130932	24.45%	0	2009
	31.388067	20.997459	-33.10%	0	2008
	34.193682	31.388067	-8.21%	352	2007
	29.564986	34.193682	15.66%	251	2006
	29.089641	29.564986	1.63%	135	2005
	25.151693	29.089641	15.66%	61	2004
	16.262376	25.151693	54.66%	0	2003
	22.644645	16.262376	-28.18%	0	2002
	17.905028	22.644645	26.47%	0	2001

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	22.536251	27.847272	23.57%	586	2010
	16.967998	22.536251	32.82%	586	2009
	27.841912	16.967998	-39.06%	846	2008
	27.649899	27.841912	0.69%	609	2007
	25.028404	27.649899	10.47%	417	2006
	22.599126	25.028404	10.75%	0	2005
	19.256799	22.599126	17.36%	0	2004
	13.849676	19.256799	39.04%	0	2003
	16.990870	13.849676	-18.49%	0	2002
	18.472168	16.990870	-8.02%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Nationwide Fund: Class I - Q/NQ	10.663668	11.928634	11.86%	8	2010
	8.576821	10.663668	24.33%	8	2009
	14.883829	8.576821	-42.37%	141	2008
	13.954626	14.883829	6.66%	73	2007
	12.454858	13.954626	12.04%	3	2006
	11.756316	12.454858	5.94%	1	2005
	10.863847	11.756316	8.22%	1	2004
	8.640665	10.863847	25.73%	1	2003
	10.603608	8.640665	-18.51%	1	2002
	12.196740	10.603608	-13.06%	623	2001

NVIT NVIT Real Estate Fund: Class I - Q/NQ	7.215778	9.262269	28.36%	0	2010
	5.593521	7.215778	29.00%	0	2009
	10.000000	5.593521	-44.06%	0	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.402907	10.505471	0.99%	0	2010
	9.850295	10.402907	5.61%	0	2009
	10.000000	9.850295	-1.50%	0	2008*

NVIT NVIT Worldwide Leaders Fund: Class I - Q/NQ	13.454805	14.786846	9.90%	0	2010
	10.916317	13.454805	23.25%	0	2009
	19.892114	10.916317	-45.12%	0	2008
	16.827483	19.892114	18.21%	45	2007
	13.556971	16.827483	24.12%	45	2006
	11.520951	13.556971	17.67%	46	2005
	10.101947	11.520951	14.05%	47	2004
	7.529984	10.101947	34.16%	48	2003
	10.235887	7.529984	-26.44%	50	2002
	12.787543	10.235887	-19.95%	51	2001

NVIT NVIT Worldwide Leaders Fund: Class III - Q/NQ	18.057807	19.828250	9.80%	0	2010
	14.651550	18.057807	23.25%	0	2009
	26.691509	14.651550	-45.11%	0	2008
	22.571390	26.691509	18.25%	0	2007
	18.194610	22.571390	24.06%	0	2006
	15.462062	18.194610	17.67%	0	2005
	13.557650	15.462062	14.05%	0	2004
	10.000000	13.557650	35.58%	0	2003*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class I - Q/NQ	12.937705	13.879239	7.28%	1,172	2010
	10.000000	12.937705	29.38%	0	2009

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	12.912369	13.539657	4.86%	10	2010
	10.000000	12.912369	29.12%	10	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	10.432735	11.909239	14.15%	4	2010
	8.231001	10.432735	26.75%	4	2009
	13.249079	8.231001	-37.87%	4	2008
	13.742893	13.249079	-3.59%	9	2007
	12.024844	13.742893	14.29%	1	2006
	11.698262	12.024844	2.79%	0	2005
	10.097367	11.698262	15.85%	0	2004
	7.791482	10.097367	29.59%	0	2003
	10.556552	7.791482	-26.19%	0	2002
	12.188636	10.556552	-13.39%	0	2001

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	14.623163	15.776364	7.89%	0	2010
	10.262211	14.623163	42.50%	0	2009
	19.104160	10.262211	-46.28%	0	2008
	16.975039	19.104160	12.54%	0	2007
	15.947833	16.975039	6.44%	0	2006
	15.388983	15.947833	3.63%	0	2005
	14.595104	15.388983	5.44%	0	2004
	11.304185	14.595104	29.11%	0	2003
	15.675123	11.304185	-27.88%	0	2002
	18.186519	15.675123	-13.81%	0	2001

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	18.617594	21.289616	14.35%	19	2010
	13.516351	18.617594	37.74%	23	2009
	22.921857	13.516351	-41.03%	104	2008
	21.863480	22.921857	4.84%	57	2007
	18.840442	21.863480	16.05%	18	2006
	16.711161	18.840442	12.74%	24	2005
	14.218957	16.711161	17.53%	0	2004
	10.000000	14.218957	42.19%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	11.689703	13.366337	14.34%	0	2010
	8.482166	11.689703	37.82%	0	2009
	14.383197	8.482166	-41.03%	0	2008
	13.721463	14.383197	4.82%	0	2007
	11.823860	13.721463	16.05%	0	2006
	10.490302	11.823860	12.71%	0	2005
	8.928255	10.490302	17.50%	0	2004
	6.331165	8.928255	41.02%	0	2003
	8.246547	6.331165	-23.23%	0	2002
	9.509088	8.246547	-13.28%	0	2001

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	2.489349	2.814944	13.08%	0	2010
	1.991820	2.489349	24.98%	0	2009
	9.570368	1.991820	-79.19%	461	2008
	10.000000	9.570368	-4.30%	186	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	2.689494	3.044681	13.21%	0	2010
	2.176607	2.689494	23.56%	0	2009
	10.350807	2.176607	-78.97%	0	2008
	10.509264	10.350807	-1.51%	0	2007
	10.000000	10.509264	5.09%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	11.919993	13.646425	14.48%	37	2010
	9.423709	11.919993	26.49%	40	2009
	15.533481	9.423709	-39.33%	35	2008
	15.087777	15.533481	2.95%	34	2007
	13.302642	15.087777	13.42%	29	2006
	12.730190	13.302642	4.50%	564	2005
	11.795169	12.730190	7.93%	533	2004
	9.440180	11.795169	24.95%	533	2003
	11.790725	9.440180	-19.94%	533	2002
	13.311650	11.790725	-11.43%	1	2001

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares - Q/NQ	8.077252	9.828402	21.68%	0	2010
	5.971012	8.077252	35.27%	0	2009
	9.740855	5.971012	-38.70%	202	2008
	10.000925	9.740855	-2.60%	95	2007
	10.000000	10.000925	0.01%	1	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ	11.406673	14.336167	25.68%	0	2010
	8.723969	11.406673	30.75%	0	2009
	17.372133	8.723969	-49.78%	0	2008
	16.570821	17.372133	4.84%	1	2007
	16.323041	16.570821	1.52%	1	2006
	14.737397	16.323041	10.76%	1	2005
	12.478694	14.737397	18.10%	1	2004
	10.076931	12.478694	23.83%	1	2003
	14.153669	10.076931	-28.80%	1	2002
	20.887100	14.153669	-32.24%	310	2001

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.863506	11.715321	7.84%	0	2010
	10.000000	10.863506	8.64%	0	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.942921	11.349250	3.71%	0	2010
	10.000000	10.942921	9.43%	0	2009*

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ	11.817145	12.596832	6.60%	0	2010
	10.126988	11.817145	16.69%	0	2009
	11.046758	10.126988	-8.33%	0	2008
	10.126425	11.046758	9.09%	0	2007
	10.000000	10.126425	1.26%	0	2006*

PIMCO Variable Insurance Trust -Total Return Portfolio: Administrative Class - Q/NQ	12.914239	13.766554	6.60%	0	2010
	11.486267	12.914239	12.43%	0	2009
	11.121235	11.486267	3.28%	0	2008
	10.373094	11.121235	7.21%	0	2007
	10.000000	10.373094	3.73%	0	2006*

Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ	9.826745	12.592305	28.14%	0	2010
	6.306022	9.826745	55.83%	0	2009
	11.274080	6.306022	-44.07%	0	2008
	10.997597	11.274080	2.51%	0	2007
	10.000000	10.997597	9.98%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

SBL Fund - Series D (Global Series) - Q/NQ	8.935117	10.192366	14.07%	0	2010
	7.568709	8.935117	18.05%	0	2009
	12.458716	7.568709	-39.25%	0	2008
	11.605428	12.458716	7.35%	0	2007
	10.000000	11.605428	16.05%	0	2006*

SBL Fund - Series J (Mid Cap Growth Series) - Q/NQ	7.655864	9.373638	22.44%	0	2010
	5.393468	7.655864	41.95%	0	2009
	9.111723	5.393468	-40.81%	0	2008
	10.317965	9.111723	-11.69%	0	2007
	10.000000	10.317965	3.18%	0	2006*

SBL Fund - Series N (Managed Asset Allocation Series) - Q/NQ	10.232481	11.154921	9.01%	0	2010
	8.260648	10.232481	23.87%	0	2009
	11.508243	8.260648	-28.22%	0	2008
	11.007891	11.508243	4.55%	0	2007
	10.000000	11.007891	10.08%	0	2006*

SBL Fund - Series O (All Cap Value Series) - Q/NQ	9.192945	10.570367	14.98%	0	2010
	7.009642	9.192945	31.15%	0	2009
	11.546077	7.009642	-39.29%	0	2008
	11.390217	11.546077	1.37%	0	2007
	10.000000	11.390217	13.90%	0	2006*

SBL Fund - Series P (High Yield Series) - Q/NQ	12.515093	14.244193	13.82%	0	2010
	7.347394	12.515093	70.33%	0	2009
	10.642331	7.347394	-30.96%	0	2008
	10.574761	10.642331	0.64%	0	2007
	10.000000	10.574761	5.75%	0	2006*

SBL Fund - Series Q (Small Cap Value Series) - Q/NQ	10.931761	13.137732	20.18%	0	2010
	7.110104	10.931761	53.75%	0	2009
	11.741872	7.110104	-39.45%	0	2008
	10.802089	11.741872	8.70%	0	2007
	10.000000	10.802089	8.02%	0	2006*

SBL Fund - Series V (Mid Cap Value Series) - Q/NQ	10.805303	12.550421	16.15%	0	2010
	7.614088	10.805303	41.91%	0	2009
	10.795096	7.614088	-29.47%	0	2008
	10.749310	10.795096	0.43%	0	2007
	10.000000	10.749310	7.49%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

SBL Fund - Series X (Small Cap Growth Series) - Q/NQ	7.471964	9.584853	28.28%	0	2010
	5.605260	7.471964	33.30%	0	2009
	10.772082	5.605260	-47.96%	0	2008
	10.346061	10.772082	4.12%	0	2007
	10.000000	10.346061	3.46%	0	2006*

SBL Fund - Series Y (Large Cap Concentrated Growth Series) - Q/NQ	8.160914	9.386340	15.02%	0	2010
	6.210003	8.160914	31.42%	0	2009
	10.008542	6.210003	-37.95%	0	2008
	10.820268	10.008542	-7.50%	0	2007
	10.000000	10.820268	8.20%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ	10.000000	10.537474	5.37%	0	2010*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	10.352730	10.937141	5.64%	0	2010
	9.576107	10.352730	8.11%	0	2009
	10.815830	9.576107	-11.46%	0	2008
	10.402929	10.815830	3.97%	0	2007
	10.000000	10.402929	4.03%	0	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	34.886363	37.750186	8.21%	0	2010
	27.172779	34.886363	28.39%	0	2009
	32.413104	27.172779	-16.17%	0	2008
	30.859988	32.413104	5.03%	0	2007
	28.244481	30.859988	9.26%	0	2006
	25.518160	28.244481	10.68%	0	2005
	23.514411	25.518160	8.52%	0	2004
	18.651037	23.514411	26.08%	0	2003
	17.318710	18.651037	7.69%	0	2002
	15.954543	17.318710	8.55%	0	2001

The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class I - Q/NQ	12.861786	13.402613	4.20%	0	2010
	9.842625	12.861786	30.67%	0	2009
	18.027497	9.842625	-45.40%	0	2008
	15.956721	18.027497	12.98%	0	2007
	12.932254	15.956721	23.39%	0	2006
	11.808336	12.932254	9.52%	0	2005
	10.201991	11.808336	15.75%	0	2004
	8.120315	10.201991	25.64%	0	2003
	10.000000	8.120315	-18.80%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Class R1 - Q/NQ	22.374338	27.988071	25.09%	0	2010
	10.633635	22.374338	110.41%	0	2009
	30.596660	10.633635	-65.25%	0	2008
	22.558762	30.596660	35.63%	0	2007
	16.396002	22.558762	37.59%	0	2006
	12.609968	16.396002	30.02%	0	2005
	10.000000	12.609968	26.10%	0	2004*

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ	44.316971	55.425541	25.07%	0	2010
	21.083641	44.316971	110.20%	0	2009
	60.715138	21.083641	-65.27%	0	2008
	44.749051	60.715138	35.68%	0	2007
	32.534103	44.749051	37.55%	0	2006
	24.996452	32.534103	30.15%	0	2005
	20.137470	24.996452	24.13%	0	2004
	13.245459	20.137470	52.03%	0	2003
	13.835162	13.245459	-4.26%	0	2002
	14.291739	13.835162	-3.19%	0	2001

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Class R1 - Q/NQ	27.087285	34.522099	27.45%	0	2010
	17.429231	27.087285	55.41%	0	2009
	32.794748	17.429231	-46.85%	0	2008
	22.888068	32.794748	43.28%	0	2007
	18.638711	22.888068	22.80%	0	2006
	12.467222	18.638711	49.50%	0	2005
	10.000000	12.467222	24.67%	0	2004*

Van Eck VIP Trust - Van Eck Global Hard Assets Fund: Initial Class - Q/NQ	41.710547	53.150799	27.43%	0	2010
	26.852986	41.710547	55.33%	0	2009
	50.552578	26.852986	-46.88%	0	2008
	35.274668	50.552578	43.31%	0	2007
	28.735989	35.274668	22.75%	0	2006
	19.214216	28.735989	49.56%	0	2005
	15.686285	19.214216	22.49%	0	2004
	10.987828	15.686285	42.76%	0	2003
	11.468935	10.987828	-4.19%	0	2002
	12.989532	11.468935	-11.71%	0	2001

Wells Fargo Variable Trust - VT Small Cap Growth Fund - Q/NQ	13.078108	16.347518	25.00%	0	2010
	10.000000	13.078108	30.78%	0	2009*

Additional Contract Options Elected (Total 1.45%)
(Variable account charges of 1.45% of the daily net assets of the variable account)

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	13.210063	16.480266	24.76%	0	2010
	9.396216	13.210063	40.59%	0	2009
	14.839422	9.396216	-36.68%	0	2008*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	12.142758	12.579318	3.60%	110	2010
	11.179458	12.142758	8.62%	90	2009
	11.527071	11.179458	-3.02%	67	2008
	10.683311	11.527071	7.90%	134	2007
	10.670686	10.683311	0.12%	404	2006
	10.660662	10.670686	0.09%	16	2005
	10.223456	10.660662	4.28%	0	2004
	10.000000	10.223456	2.23%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	11.474011	12.907424	12.49%	318	2010
	9.858737	11.474011	16.38%	286	2009
	15.293548	9.858737	-35.54%	272	2008
	15.530272	15.293548	-1.52%	268	2007
	13.458402	15.530272	15.39%	237	2006
	13.051431	13.458402	3.12%	186	2005
	11.720585	13.051431	11.35%	116	2004
	9.194119	11.720585	27.48%	76	2003
	11.570948	9.194119	-20.54%	0	2002
	12.812521	11.570948	-9.69%	0	2001

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	13.941581	15.565999	11.65%	0	2010
	10.575796	13.941581	31.83%	0	2009
	19.449742	10.575796	-45.63%	0	2008
	16.718585	19.449742	16.34%	0	2007
	13.568283	16.718585	23.22%	0	2006
	12.156115	13.568283	11.62%	0	2005
	10.733117	12.156115	13.26%	0	2004
	8.747002	10.733117	22.71%	0	2003
	11.146637	8.747002	-21.53%	0	2002
	15.971330	11.146637	-30.21%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	10.152758	11.932093	17.53%	767	2010
	7.928090	10.152758	28.06%	1,440	2009
	10.634032	7.928090	-25.45%	1,442	2008
	11.046020	10.634032	-3.73%	1,778	2007
	10.000000	11.046020	10.46%	0	2006*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	16.955134	18.952346	11.78%	0	2010
	14.353499	16.955134	18.13%	4,919	2009
	19.891120	14.353499	-27.84%	4,833	2008
	21.278799	19.891120	-6.52%	5,247	2007
	18.196661	21.278799	16.94%	5,232	2006
	17.578743	18.196661	3.52%	4,496	2005
	15.601172	17.578743	12.68%	47	2004
	12.275645	15.601172	27.09%	0	2003
	14.255535	12.275645	-13.89%	0	2002
	12.822378	14.255535	11.18%	0	2001

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	12.059777	13.045088	8.17%	0	2010
	10.000000	12.059777	20.60%	0	2009*

Credit Suisse Trust - International Equity Flex III Portfolio - Q/NQ	10.100787	11.172014	10.61%	0	2010
	10.000000	10.100787	1.01%	0	2009*

Credit Suisse Trust - U.S. Equity Flex I Portfolio - Q/NQ	10.837117	12.224332	12.80%	0	2010

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	12.131407	15.043438	24.00%	5,743	2010
	9.845842	12.131407	23.21%	7,801	2009
	14.461573	9.845842	-31.92%	9,058	2008
	14.772279	14.461573	-2.10%	9,231	2007
	13.101031	14.772279	12.76%	7,209	2006
	12.396547	13.101031	5.68%	6,962	2005
	10.320294	12.396547	20.12%	4,973	2004
	7.600492	10.320294	35.78%	221	2003
	10.000000	7.600492	-24.00%	221	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Socially Responsible Growth Fund, Inc. (The) - Initial Shares - Q/NQ	9.913825	11.217703	13.15%	0	2010
	7.520932	9.913825	31.82%	0	2009
	11.638187	7.520932	-35.38%	0	2008
	10.957272	11.638187	6.21%	0	2007
	10.181289	10.957272	7.62%	0	2006
	9.970177	10.181289	2.12%	0	2005
	9.525286	9.970177	4.67%	0	2004
	7.670681	9.525286	24.18%	0	2003
	10.954608	7.670681	-29.98%	0	2002
	14.358357	10.954608	-23.71%	0	2001

Dreyfus Stock Index Fund, Inc. - Initial Shares - Q/NQ	11.354934	12.850866	13.17%	64,317	2010
	9.120253	11.354934	24.50%	77,325	2009
	14.723077	9.120253	-38.05%	82,901	2008
	14.194908	14.723077	3.72%	93,583	2007
	12.470481	14.194908	13.83%	106,215	2006
	12.086394	12.470481	3.18%	91,880	2005
	11.084718	12.086394	9.04%	72,480	2004
	8.762333	11.084718	26.50%	0	2003
	11.452508	8.762333	-23.49%	0	2002
	13.234124	11.452508	-13.46%	0	2001

Dreyfus Variable Investment Fund -Appreciation Portfolio: Initial Shares - Q/NQ	12.620167	14.342372	13.65%	0	2010
	10.448718	12.620167	20.78%	0	2009
	15.050138	10.448718	-30.57%	0	2008
	14.255975	15.050138	5.57%	0	2007
	12.418841	14.255975	14.79%	0	2006
	12.072519	12.418841	2.87%	0	2005
	11.661674	12.072519	3.52%	0	2004
	9.765754	11.661674	19.41%	0	2003
	11.898327	9.765754	-17.92%	0	2002
	13.313894	11.898327	-10.63%	0	2001

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	14.826476	15.854161	6.93%	448	2010
	12.491847	14.826476	18.69%	802	2009
	13.672045	12.491847	-8.63%	760	2008
	13.165512	13.672045	3.85%	794	2007
	12.825871	13.165512	2.65%	668	2006
	12.847380	12.825871	-0.17%	546	2005
	12.580977	12.847380	2.12%	372	2004
	12.199338	12.580977	3.13%	305	2003
	11.324824	12.199338	7.72%	305	2002
	10.639621	11.324824	6.44%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ	10.157509	11.285309	11.10%	0	2010
	8.301827	10.157509	22.35%	0	2009
	11.243560	8.301827	-26.16%	0	2008
	10.501921	11.243560	7.06%	0	2007
	10.000000	10.501921	5.02%	0	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ	9.612773	10.849065	12.86%	0	2010
	7.574533	9.612773	26.91%	0	2009
	11.422675	7.574533	-33.69%	0	2008
	10.521894	11.422675	8.56%	0	2007
	10.000000	10.521894	5.22%	0	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ	9.129655	10.436903	14.32%	0	2010
	7.049968	9.129655	29.50%	0	2009
	11.552705	7.049968	-38.98%	0	2008
	10.542019	11.552705	9.59%	0	2007
	10.000000	10.542019	5.42%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ	17.675281	20.399348	15.41%	0	2010
	13.220332	17.675281	33.70%	28,683	2009
	23.377160	13.220332	-43.45%	29,308	2008
	20.188342	23.377160	15.80%	26,196	2007
	18.357045	20.188342	9.98%	18,072	2006
	15.940662	18.357045	15.16%	11,931	2005
	14.023952	15.940662	13.67%	0	2004
	11.086716	14.023952	26.49%	0	2003
	12.420560	11.086716	-10.74%	0	2002
	14.382315	12.420560	-13.64%	0	2001

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	8.785117	10.316401	17.43%	0	2010
	6.040655	8.785117	45.43%	0	2009
	13.443845	6.040655	-55.07%	0	2008
	9.367249	13.443845	43.52%	4,415	2007
	10.000000	9.367249	-6.33%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	12.677441	14.378804	13.42%	485	2010
	9.892995	12.677441	28.15%	795	2009
	17.521257	9.892995	-43.54%	779	2008
	17.531934	17.521257	-0.06%	2,320	2007
	14.814417	17.531934	18.34%	2,159	2006
	14.213371	14.814417	4.23%	399	2005
	12.948586	14.213371	9.77%	366	2004
	10.089795	12.948586	28.33%	1,182	2003
	12.335099	10.089795	-18.20%	1,149	2002
	13.188860	12.335099	-6.47%	778	2001

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	7.740722	9.433060	21.86%	0	2010
	5.390221	7.740722	43.61%	0	2009
	12.171365	5.390221	-55.71%	0	2008
	10.038281	12.171365	21.25%	0	2007
	9.672813	10.038281	3.78%	0	2006
	9.015753	9.672813	7.29%	0	2005
	8.545136	9.015753	5.51%	0	2004
	6.687212	8.545136	27.78%	0	2003
	8.690341	6.687212	-23.05%	0	2002
	10.307281	8.690341	-15.69%	0	2001

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	10.220627	12.495657	22.26%	1,142	2010
	8.093000	10.220627	26.29%	1,566	2009
	15.563709	8.093000	-48.00%	1,601	2008
	12.448828	15.563709	25.02%	463	2007
	11.834788	12.448828	5.19%	435	2006
	11.363725	11.834788	4.15%	389	2005
	11.166492	11.363725	1.77%	389	2004
	8.533273	11.166492	30.86%	1,305	2003
	12.405324	8.533273	-31.21%	1,343	2002
	15.301552	12.405324	-18.93%	791	2001

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	11.986961	13.442010	12.14%	668	2010
	8.459919	11.986961	41.69%	668	2009
	11.455663	8.459919	-26.15%	679	2008
	11.324289	11.455663	1.16%	2,881	2007
	10.335185	11.324289	9.57%	3,362	2006
	10.228738	10.335185	1.04%	2,406	2005
	9.481524	10.228738	7.88%	43	2004
	7.577300	9.481524	25.13%	523	2003
	7.420301	7.577300	2.12%	561	2002
	8.546878	7.420301	-13.18%	635	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ	10.266316	11.499779	12.01%	102	2010
	7.237660	10.266316	41.85%	92	2009
	9.789459	7.237660	-26.07%	87	2008
	10.000000	9.789459	-2.11%	95	2007*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	11.995456	12.729366	6.12%	377	2010
	10.522621	11.995456	14.00%	392	2009
	11.046997	10.522621	-4.75%	401	2008
	10.757370	11.046997	2.69%	31	2007
	10.465216	10.757370	2.79%	0	2006
	10.402383	10.465216	0.60%	0	2005
	10.118423	10.402383	2.81%	0	2004
	10.000000	10.118423	1.18%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	9.217537	11.691389	26.84%	1,014	2010
	6.680093	9.217537	37.99%	1,015	2009
	11.205785	6.680093	-40.39%	1,024	2008
	9.846616	11.205785	13.80%	996	2007
	10.000000	9.846616	-1.53%	933	2006*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	14.209012	15.822499	11.36%	0	2010
	11.403279	14.209012	24.60%	0	2009
	20.613530	11.403279	-44.68%	0	2008
	17.847473	20.613530	15.50%	0	2007
	15.353778	17.847473	16.24%	0	2006
	13.094692	15.353778	17.25%	0	2005
	11.708141	13.094692	11.84%	0	2004
	8.295957	11.708141	41.13%	0	2003
	10.568057	8.295957	-21.50%	0	2002
	13.622435	10.568057	-22.42%	444	2001

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	13.230275	14.734890	11.37%	537	2010
	10.613415	13.230275	24.66%	566	2009
	19.190138	10.613415	-44.69%	510	2008
	16.612455	19.190138	15.52%	542	2007
	14.290986	16.612455	16.24%	374	2006
	12.193101	14.290986	17.21%	265	2005
	10.901182	12.193101	11.85%	79	2004
	7.721614	10.901182	41.18%	486	2003
	10.000000	7.721614	-22.78%	529	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	11.677127	14.552334	24.62%	171	2010
	7.528076	11.677127	55.11%	142	2009
	15.646148	7.528076	-51.89%	119	2008
	15.035657	15.646148	4.06%	80	2007
	13.129617	15.035657	14.52%	51	2006
	12.990391	13.129617	1.07%	35	2005
	11.563978	12.990391	12.33%	0	2004
	7.436365	11.563978	55.51%	0	2003
	10.000000	7.436365	-25.64%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.521206	11.682728	11.04%	0	2010
	7.873384	10.521206	33.63%	0	2009
	11.357564	7.873384	-30.68%	0	2008
	11.108263	11.357564	2.24%	0	2007
	10.000000	11.108263	11.08%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	13.005172	16.433932	26.36%	233	2010
	10.217490	13.005172	27.28%	236	2009
	15.478667	10.217490	-33.99%	226	2008
	16.090636	15.478667	-3.80%	223	2007
	13.956702	16.090636	15.29%	204	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	8.461035	9.193434	8.66%	0	2010
	6.591481	8.461035	28.36%	0	2009
	10.000000	6.591481	-34.09%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	10.726539	12.422511	15.81%	666	2010
	6.304842	10.726539	70.13%	666	2009
	13.517984	6.304842	-53.36%	674	2008
	10.659039	13.517984	26.82%	666	2007
	10.000000	10.659039	6.59%	629	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ	14.277830	15.291627	7.10%	0	2010
	10.548801	14.277830	35.35%	0	2009
	17.910554	10.548801	-41.10%	0	2008
	15.697116	17.910554	14.10%	0	2007
	13.087694	15.697116	19.94%	0	2006
	12.020412	13.087694	8.88%	0	2005
	10.260715	12.020412	17.15%	0	2004
	7.854689	10.260715	30.63%	0	2003
	10.000000	7.854689	-21.45%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	9.800819	10.470799	6.84%	0	2010
	7.248694	9.800819	35.21%	0	2009
	12.339884	7.248694	-41.26%	38	2008
	10.846970	12.339884	13.76%	32	2007
	10.000000	10.846970	8.47%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	13.983398	15.762310	12.72%	0	2010
	11.955131	13.983398	16.97%	0	2009
	11.422100	11.955131	4.67%	0	2008
	10.439316	11.422100	9.41%	0	2007
	10.000000	10.439316	4.39%	0	2006*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	8.934998	10.144460	13.54%	0	2010
	7.510434	8.934998	18.97%	0	2009
	13.283293	7.510434	-43.46%	0	2008
	12.064311	13.283293	10.10%	0	2007
	10.000000	12.064311	4.52%	0	2006*

Invesco - Invesco V.I. Capital Development Fund: Series II Shares - Q/NQ	11.544732	13.479106	16.76%	0	2010
	8.250282	11.544732	39.93%	0	2009
	15.834457	8.250282	-47.90%	0	2008
	14.535457	15.834457	8.94%	0	2007
	12.686383	14.535457	14.58%	0	2006*

Invesco - Invesco V.I. Global Health Care Fund: Series I Shares - Q/NQ	10.407622	10.799678	3.77%	0	2010
	8.271597	10.407622	25.82%	0	2009
	11.758772	8.271597	-29.66%	0	2008
	10.668014	11.758772	10.22%	0	2007
	10.000000	10.668014	6.68%	0	2006*

Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares - Q/NQ	8.385642	9.711483	15.81%	0	2010
	6.469422	8.385642	29.62%	0	2009
	11.859928	6.469422	-45.45%	0	2008
	12.741165	11.859928	-6.92%	0	2007
	10.000000	12.741165	27.41%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco - Invesco V.I. International Growth Fund: Series I Shares - Q/NQ	16.533932	18.390342	11.23%	0	2010
	12.405241	16.533932	33.28%	0	2009
	21.113905	12.405241	-41.25%	0	2008
	18.677008	21.113905	13.05%	0	2007
	14.778470	18.677008	26.38%	0	2006
	12.715583	14.778470	16.22%	0	2005
	10.404876	12.715583	22.21%	0	2004
	8.180432	10.404876	27.19%	0	2003
	10.000000	8.180432	-18.20%	0	2002*

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	21.339290	22.854476	7.10%	0	2010
	17.316121	21.339290	23.23%	0	2009

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	9.061898	9.509210	4.94%	0	2010
	6.297416	9.061898	43.90%	0	2009
	11.474682	6.297416	-45.12%	0	2008
	8.522247	11.474682	34.64%	0	2007
	7.924857	8.522247	7.54%	0	2006
	7.144059	7.924857	10.93%	0	2005
	6.145006	7.144059	16.26%	0	2004
	5.186035	6.145006	18.49%	1,700	2003
	6.259448	5.186035	-17.15%	1,581	2002
	8.126129	6.259448	-22.97%	1,564	2001

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	12.238335	15.018055	22.71%	0	2010
	7.905032	12.238335	54.82%	0	2009
	14.297680	7.905032	-44.71%	0	2008
	11.916745	14.297680	19.98%	0	2007
	11.202161	11.916745	6.38%	0	2006
	10.210014	11.202161	9.72%	0	2005
	10.274404	10.210014	-0.63%	0	2004
	7.085688	10.274404	45.00%	494	2003
	10.000000	7.085688	-29.14%	534	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	3.995742	4.898570	22.59%	0	2010
	2.584197	3.995742	54.62%	0	2009
	4.680325	2.584197	-44.79%	0	2008
	3.902724	4.680325	19.92%	0	2007
	3.672506	3.902724	6.27%	0	2006
	3.340536	3.672506	9.94%	0	2005
	3.370605	3.340536	-0.89%	0	2004
	2.334963	3.370605	44.35%	0	2003
	4.011291	2.334963	-41.79%	0	2002
	6.494235	4.011291	-38.23%	2,420	2001

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	23.667446	29.162799	23.22%	461	2010
	13.411091	23.667446	76.48%	2,107	2009
	28.476500	13.411091	-52.90%	474	2008
	22.563352	28.476500	26.21%	464	2007
	15.606584	22.563352	44.58%	440	2006
	11.994950	15.606584	30.11%	0	2005
	10.252980	11.994950	16.99%	0	2004
	7.732399	10.252980	32.60%	520	2003
	10.000000	7.732399	-22.68%	530	2002*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	13.762660	16.956484	23.21%	0	2010
	7.798599	13.762660	76.48%	0	2009
	16.565770	7.798599	-52.92%	0	2008
	13.131471	16.565770	26.15%	0	2007
	9.086896	13.131471	44.51%	0	2006
	6.988123	9.086896	30.03%	0	2005
	5.974486	6.988123	16.97%	0	2004
	4.506173	5.974486	32.58%	0	2003
	6.159009	4.506173	-26.84%	0	2002
	8.162793	6.159009	-24.55%	796	2001

JP Morgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ	11.696896	14.231083	21.67%	1	2010
	9.368008	11.696896	24.86%	1	2009

MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class - Q/NQ	10.000000	10.738866	7.39%	0	2010*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	12.853443	14.087976	9.60%	123	2010
	10.651224	12.853443	20.68%	119	2009
	16.069848	10.651224	-33.72%	95	2008
	15.156623	16.069848	6.03%	84	2007
	12.762021	15.156623	18.76%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.033500	10.410601	3.76%	0	2010
	8.983830	10.033500	11.68%	0	2009
	10.530103	8.983830	-14.68%	9	2008
	10.199219	10.530103	3.24%	16	2007
	9.931551	10.199219	2.70%	0	2006
	9.933898	9.931551	-0.02%	0	2005
	10.002124	9.933898	-0.68%	0	2004
	10.000000	10.002124	0.02%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	8.690609	10.244319	17.88%	0	2010
	7.183867	8.690609	20.97%	0	2009
	12.043892	7.183867	-40.35%	0	2008
	12.159478	12.043892	-0.95%	0	2007
	11.722254	12.159478	3.73%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	11.391748	13.792558	21.07%	0	2010
	8.795299	11.391748	29.52%	0	2009
	14.738047	8.795299	-40.32%	0	2008
	13.897962	14.738047	6.04%	48	2007
	12.402412	13.897962	12.06%	0	2006
	11.776812	12.402412	5.31%	0	2005
	10.000000	11.776812	11.64%	0	2004*

NVIT American Century NVIT Growth Fund: Class I - Q/NQ	6.593381	7.748509	17.52%	0	2010
	5.012580	6.593381	31.54%	0	2009
	8.298523	5.012580	-39.60%	0	2008
	7.044463	8.298523	17.80%	43	2007
	6.732585	7.044463	4.63%	27	2006
	6.414387	6.732585	4.96%	0	2005
	6.017884	6.414387	6.59%	0	2004
	4.600232	6.017884	30.82%	0	2003
	6.548971	4.600232	-29.76%	0	2002
	9.247972	6.548971	-29.18%	0	2001

NVIT American Century NVIT Multi Cap Value Fund: Class I - Q/NQ	12.442635	13.913344	11.82%	5,759	2010
	10.000000	12.442635	24.43%	0	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	9.204535	10.161246	10.39%	0	2010
	7.567959	9.204535	21.63%	0	2009
	10.935557	7.567959	-30.79%	0	2008
	10.455243	10.935557	4.59%	0	2007
	10.000000	10.455243	4.55%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.397879	10.860962	4.45%	0	2010
	9.407821	10.397879	10.52%	0	2009
	10.591896	9.407821	-11.18%	0	2008
	10.437325	10.591896	1.48%	0	2007
	10.000000	10.437325	4.37%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.211900	11.201198	9.69%	0	2010
	7.317716	10.211900	39.55%	0	2009
	12.101040	7.317716	-39.53%	0	2008
	10.737612	12.101040	12.70%	0	2007
	10.000000	10.737612	7.38%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	8.510393	9.912974	16.48%	466	2010
	6.222418	8.510393	36.77%	466	2009
	11.318398	6.222418	-45.02%	483	2008
	10.264514	11.318398	10.27%	475	2007
	10.000000	10.264514	2.65%	431	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	7.700958	8.422309	9.37%	482	2010
	5.979217	7.700958	28.80%	5,341	2009
	9.796181	5.979217	-38.96%	0	2008
	10.000000	9.796181	-2.04%	0	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	14.805788	16.510569	11.51%	17	2010
	10.290167	14.805788	43.88%	22	2009
	14.500192	10.290167	-29.03%	22	2008
	14.267463	14.500192	1.63%	1,064	2007
	13.088926	14.267463	9.00%	1,064	2006
	12.972189	13.088926	0.90%	1,064	2005
	11.955882	12.972189	8.50%	0	2004
	9.921909	11.955882	20.50%	0	2003
	9.753315	9.921909	1.73%	0	2002
	9.497186	9.753315	2.70%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.800636	13.160066	11.52%	507	2010
	8.196988	11.800636	43.96%	509	2009
	11.568076	8.196988	-29.14%	488	2008
	11.378717	11.568076	1.66%	450	2007
	10.439233	11.378717	9.00%	371	2006
	10.000000	10.439233	4.39%	16	2005*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ	7.735999	8.813764	13.93%	515	2010
	5.131922	7.735999	50.74%	515	2009
	10.000000	5.131922	-48.68%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	7.931024	9.659198	21.79%	42	2010
	6.118329	7.931024	29.63%	45	2009
	10.000000	6.118329	-38.82%	52	2008*

NVIT NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ	8.085889	9.160504	13.29%	0	2010
	6.350701	8.085889	27.32%	0	2009
	10.000000	6.350701	-36.49%	0	2008*

NVIT NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ	9.342158	10.164795	8.81%	0	2010
	7.911463	9.342158	18.08%	0	2009
	10.000000	7.911463	-20.89%	0	2008*

NVIT NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ	8.797984	9.744657	10.76%	0	2010
	7.190018	8.797984	22.36%	0	2009
	10.000000	7.190018	-28.10%	0	2008*

NVIT NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ	10.091860	10.621908	5.25%	0	2010
	9.060605	10.091860	11.38%	0	2009
	10.000000	9.060605	-9.39%	0	2008*

NVIT NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ	9.070489	9.955449	9.76%	0	2010
	7.547472	9.070489	20.18%	0	2009
	10.000000	7.547472	-24.53%	0	2008*

NVIT NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ	8.516605	9.510405	11.67%	0	2010
	6.827311	8.516605	24.74%	0	2009
	10.000000	6.827311	-31.73%	0	2008*

NVIT NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ	9.615490	10.332147	7.45%	0	2010
	8.291069	9.615490	15.97%	0	2009
	10.000000	8.291069	-17.09%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Core Bond Fund: Class I - Q/NQ	10.558648	11.139841	5.50%	0	2010
	9.848830	10.558648	7.21%	0	2009
	10.000000	9.848830	-1.51%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	11.282996	12.021646	6.55%	0	2010
	9.832816	11.282996	14.75%	0	2009
	10.000000	9.832816	-1.67%	0	2008*

NVIT NVIT Emerging Markets Fund: Class I - Q/NQ	22.231185	25.453036	14.49%	0	2010
	13.812777	22.231185	60.95%	0	2009
	33.184857	13.812777	-58.38%	0	2008
	23.132005	33.184857	43.46%	0	2007
	17.167614	23.132005	34.74%	0	2006
	13.133057	17.167614	30.72%	0	2005
	11.036792	13.133057	18.99%	0	2004
	6.776365	11.036792	62.87%	0	2003
	8.111518	6.776365	-16.46%	0	2002
	8.681644	8.111518	-6.57%	0	2001

NVIT NVIT Emerging Markets Fund: Class III - Q/NQ	24.566755	28.136524	14.53%	102	2010
	15.247993	24.566755	61.11%	1,632	2009
	36.691806	15.247993	-58.44%	86	2008
	25.581976	36.691806	43.43%	270	2007
	18.996097	25.581976	34.67%	239	2006
	14.529882	18.996097	30.74%	129	2005
	12.209330	14.529882	19.01%	38	2004
	7.498277	12.209330	62.83%	0	2003
	10.000000	7.498277	-25.02%	0	2002*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	14.611075	15.087774	3.26%	923	2010
	14.437885	14.611075	1.20%	1,001	2009
	13.600397	14.437885	6.16%	8,683	2008
	12.879601	13.600397	5.60%	1,117	2007
	12.646037	12.879601	1.85%	779	2006
	12.426052	12.646037	1.77%	447	2005
	12.210544	12.426052	1.76%	70	2004
	12.147237	12.210544	0.52%	789	2003
	11.106073	12.147237	9.37%	697	2002
	10.508016	11.106073	5.69%	423	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT International Equity Fund: Class I - Q/NQ	10.439526	11.655675	11.65%	0	2010
	8.165994	10.439526	27.84%	0	2009
	15.361167	8.165994	-46.84%	0	2008
	12.260210	15.361167	25.29%	0	2007
	9.355861	12.260210	31.04%	0	2006
	7.290600	9.355861	28.33%	0	2005
	6.478305	7.290600	12.54%	0	2004
	4.846917	6.478305	33.66%	0	2003
	6.480453	4.846917	-25.21%	0	2002
	9.217263	6.480453	-29.69%	0	2001

NVIT NVIT International Equity Fund: Class III - Q/NQ	16.692442	18.633579	11.63%	959	2010
	13.062257	16.692442	27.79%	1,000	2009
	24.563902	13.062257	-46.82%	929	2008
	19.604737	24.563902	25.30%	1,036	2007
	14.962124	19.604737	31.03%	953	2006
	11.662449	14.962124	28.29%	168	2005
	10.348693	11.662449	12.69%	0	2004
	7.759258	10.348693	33.37%	0	2003
	10.000000	7.759258	-22.41%	0	2002*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	8.319006	8.805007	5.84%	0	2010
	6.563605	8.319006	26.74%	0	2009
	11.703384	6.563605	-43.92%	0	2008
	10.857171	11.703384	7.79%	0	2007
	10.000000	10.857171	8.57%	0	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	11.980071	13.533627	12.97%	22,295	2010
	9.556444	11.980071	25.36%	18,286	2009
	15.354325	9.556444	-37.76%	13,766	2008
	14.705289	15.354325	4.41%	9,733	2007
	12.767402	14.705289	15.18%	6,791	2006
	12.002712	12.767402	6.37%	3,535	2005
	10.681108	12.002712	12.37%	0	2004
	8.218945	10.681108	29.96%	0	2003
	10.000000	8.218945	-17.81%	0	2002*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	11.527329	12.475188	8.22%	0	2010
	10.000000	11.527329	15.27%	0	2009

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	12.086136	13.343928	10.41%	0	2010
	10.000000	12.086136	20.86%	0	2009

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.976342	12.498208	4.36%	246	2010
	11.140488	11.976342	7.50%	238	2009
	12.028901	11.140488	-7.39%	202	2008
	11.583512	12.028901	3.85%	161	2007
	11.071052	11.583512	4.63%	260	2006
	10.873912	11.071052	1.81%	200	2005
	10.543381	10.873912	3.13%	147	2004
	9.914588	10.543381	6.34%	0	2003
	10.000000	9.914588	-0.85%	0	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	12.139841	13.269596	9.31%	4,602	2010
	10.339873	12.139841	17.41%	4,805	2009
	13.660867	10.339873	-24.31%	3,906	2008
	13.120417	13.660867	4.12%	3,715	2007
	11.955598	13.120417	9.74%	3,762	2006
	11.515594	11.955598	3.82%	3,481	2005
	10.667735	11.515594	7.95%	3,366	2004
	9.016631	10.667735	18.31%	0	2003
	10.000000	9.016631	-9.83%	0	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	12.203317	13.569976	11.20%	769	2010
	9.954672	12.203317	22.59%	1,152	2009
	14.723058	9.954672	-32.39%	2,391	2008
	14.075186	14.723058	4.60%	2,483	2007
	12.468670	14.075186	12.88%	3,556	2006
	11.815958	12.468670	5.52%	1,737	2005
	10.696293	11.815958	10.47%	1,420	2004
	8.570137	10.696293	24.81%	0	2003
	10.000000	8.570137	-14.30%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.212310	13.060279	6.94%	781	2010
	10.816900	12.212310	12.90%	2,814	2009
	12.919773	10.816900	-16.28%	3,018	2008
	12.385198	12.919773	4.32%	3,445	2007
	11.590666	12.385198	6.85%	3,941	2006
	11.255804	11.590666	2.98%	3,372	2005
	10.658362	11.255804	5.61%	2,141	2004
	9.512081	10.658362	12.05%	0	2003
	10.000000	9.512081	-4.88%	0	2002*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	21.781329	27.090157	24.37%	8,069	2010
	16.161541	21.781329	34.77%	9,441	2009
	25.811450	16.161541	-37.39%	10,605	2008
	24.352351	25.811450	5.99%	10,559	2007
	22.485972	24.352351	8.30%	8,828	2006
	20.353296	22.485972	10.48%	6,253	2005
	17.845279	20.353296	14.05%	3,474	2004
	13.447730	17.845279	32.70%	0	2003
	16.111432	13.447730	-16.53%	0	2002
	16.566203	16.111432	-2.75%	0	2001

NVIT NVIT Money Market Fund: Class I - Q/NQ	11.662474	11.493389	-1.45%	1,597	2010
	11.829103	11.662474	-1.41%	2,681	2009
	11.761601	11.829103	0.57%	2,677	2008
	11.389731	11.761601	3.26%	1,010	2007
	11.055984	11.389731	3.02%	805	2006
	10.926674	11.055984	1.18%	289	2005
	10.998203	10.926674	-0.65%	83	2004
	11.090636	10.998203	-0.83%	0	2003
	11.119112	11.090636	-0.26%	0	2002
	10.891167	11.119112	2.09%	0	2001

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	14.388142	15.680829	8.98%	590	2010
	11.738054	14.388142	22.58%	614	2009
	14.400908	11.738054	-18.49%	638	2008
	13.967937	14.400908	3.10%	758	2007
	13.518819	13.967937	3.32%	700	2006
	13.424511	13.518819	0.70%	0	2005
	12.786566	13.424511	4.99%	0	2004
	11.572500	12.786566	10.49%	0	2003
	10.953304	11.572500	5.65%	0	2002
	10.668471	10.953304	2.67%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager International Growth Fund: Class I - Q/NQ	13.446880	15.125524	12.48%	0	2010
	10.000000	13.446880	34.47%	0	2009*

NVIT NVIT Multi-Manager International Growth Fund: Class III - Q/NQ	8.177359	9.190058	12.38%	58	2010
	6.080687	8.177359	34.48%	49	2009
	10.000000	6.080687	-39.19%	56	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	14.972479	15.657454	4.57%	0	2010
	11.701327	14.972479	27.96%	7	2009
	22.125147	11.701327	-47.11%	18	2008
	21.813054	22.125147	1.43%	35	2007
	18.031528	21.813054	20.97%	10	2006
	16.327943	18.031528	10.43%	11	2005
	13.776777	16.327943	18.52%	32	2004
	10.000000	13.776777	37.77%	0	2003*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	8.060818	9.176149	13.84%	704	2010
	6.302657	8.060818	27.90%	403	2009
	10.000000	6.302657	-36.97%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ	10.000000	10.413311	4.13%	0	2010*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.894107	8.771301	11.11%	0	2010
	6.286901	7.894107	25.56%	0	2009
	10.000000	6.286901	-37.13%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ	7.790588	9.736789	24.98%	59	2010
	6.218621	7.790588	25.28%	61	2009
	10.000000	6.218621	-37.81%	16	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	8.604649	10.144778	17.90%	95	2010
	6.692181	8.604649	28.58%	736	2009
	10.000000	6.692181	-33.08%	40	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	11.138481	13.770569	23.63%	0	2010
	8.867311	11.138481	25.61%	0	2009
	16.793597	8.867311	-47.20%	0	2008
	15.528017	16.793597	8.15%	10	2007
	15.266316	15.528017	1.71%	6	2006
	14.330796	15.266316	6.53%	0	2005
	12.821504	14.330796	11.77%	0	2004
	9.689686	12.821504	32.32%	384	2003
	14.738777	9.689686	-34.26%	413	2002
	16.775454	14.738777	-12.14%	343	2001

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	25.982239	32.418151	24.77%	520	2010
	20.888577	25.982239	24.38%	458	2009
	31.241186	20.888577	-33.14%	369	2008
	34.051054	31.241186	-8.25%	357	2007
	29.456548	34.051054	15.60%	267	2006
	28.997596	29.456548	1.58%	182	2005
	25.084829	28.997596	15.60%	8	2004
	16.227347	25.084829	54.58%	210	2003
	22.607355	16.227347	-28.22%	254	2002
	17.884672	22.607355	26.41%	227	2001

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	22.407994	27.674761	23.50%	45	2010
	16.880000	22.407994	32.75%	45	2009
	27.711600	16.880000	-39.09%	41	2008
	27.534538	27.711600	0.64%	14	2007
	24.936594	27.534538	10.42%	4	2006
	22.527605	24.936594	10.69%	0	2005
	19.205589	22.527605	17.30%	0	2004
	13.819838	19.205589	38.97%	0	2003
	16.962886	13.819838	-18.53%	0	2002
	18.451164	16.962886	-8.07%	0	2001

NVIT NVIT Nationwide Fund: Class I - Q/NQ	10.602976	11.854736	11.81%	51	2010
	8.532324	10.602976	24.27%	50	2009
	14.814157	8.532324	-42.40%	57	2008
	13.896397	14.814157	6.60%	65	2007
	12.409166	13.896397	11.98%	14	2006
	11.719115	12.409166	5.89%	0	2005
	10.834968	11.719115	8.16%	0	2004
	8.622061	10.834968	25.67%	2,835	2003
	10.586142	8.622061	-18.55%	2,796	2002
	12.182869	10.586142	-13.11%	2,717	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Real Estate Fund: Class I - Q/NQ	7.209649	9.249704	28.30%	9,317	2010
	5.591616	7.209649	28.94%	21,539	2009
	10.000000	5.591616	-44.08%	0	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.394113	10.491270	0.93%	0	2010
	9.846962	10.394113	5.56%	0	2009
	10.000000	9.846962	-1.53%	0	2008*

NVIT NVIT Worldwide Leaders Fund: Class I - Q/NQ	13.378217	14.695235	9.84%	0	2010
	10.859682	13.378217	23.19%	0	2009
	19.798979	10.859682	-45.15%	0	2008
	16.757233	19.798979	18.15%	0	2007
	13.507203	16.757233	24.06%	0	2006
	11.484471	13.507203	17.61%	0	2005
	10.075073	11.484471	13.99%	0	2004
	7.513762	10.075073	34.09%	0	2003
	10.219036	7.513762	-26.47%	0	2002
	12.773009	10.219036	-20.00%	0	2001

NVIT NVIT Worldwide Leaders Fund: Class III - Q/NQ	17.996820	19.751264	9.75%	0	2010
	14.609482	17.996820	23.19%	0	2009
	26.628401	14.609482	-45.14%	0	2008
	22.529507	26.628401	18.19%	0	2007
	18.170038	22.529507	23.99%	0	2006
	15.448981	18.170038	17.61%	0	2005
	13.553060	15.448981	13.99%	0	2004
	10.000000	13.553060	35.53%	0	2003*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class I - Q/NQ	12.933335	13.867515	7.22%	29,983	2010
	10.000000	12.933335	29.33%	0	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	12.908002	13.528212	4.80%	38	2010
	10.000000	12.908002	29.08%	40	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	10.373383	11.835488	14.09%	141	2010
	8.188324	10.373383	26.69%	137	2009
	13.187082	8.188324	-37.91%	137	2008
	13.685555	13.187082	-3.64%	1,876	2007
	11.980731	13.685555	14.23%	1,849	2006
	11.661238	11.980731	2.74%	1,849	2005
	10.070517	11.661238	15.80%	112	2004
	7.774693	10.070517	29.53%	90	2003
	10.539153	7.774693	-26.23%	0	2002
	12.174767	10.539153	-13.43%	0	2001

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	14.539941	15.678634	7.83%	0	2010
	10.208982	14.539941	42.42%	2,217	2009
	19.014745	10.208982	-46.31%	2,217	2008
	16.904209	19.014745	12.49%	5,102	2007
	15.889314	16.904209	6.39%	5,028	2006
	15.340269	15.889314	3.58%	1,341	2005
	14.556280	15.340269	5.39%	0	2004
	11.279831	14.556280	29.05%	0	2003
	15.649321	11.279831	-27.92%	0	2002
	18.165855	15.649321	-13.85%	0	2001

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	18.554780	21.207036	14.29%	221	2010
	13.477578	18.554780	37.67%	195	2009
	22.867724	13.477578	-41.06%	180	2008
	21.822967	22.867724	4.79%	1,414	2007
	18.815041	21.822967	15.99%	1,375	2006
	16.697062	18.815041	12.68%	1,319	2005
	14.214155	16.697062	17.47%	14	2004
	10.000000	14.214155	42.14%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	11.632540	13.294223	14.28%	0	2010
	8.444970	11.632540	37.75%	0	2009
	14.327425	8.444970	-41.06%	0	2008
	13.675231	14.327425	4.77%	0	2007
	11.789981	13.675231	15.99%	0	2006
	10.465531	11.789981	12.66%	0	2005
	8.911680	10.465531	17.44%	0	2004
	6.322604	8.911680	40.95%	0	2003
	8.239576	6.322604	-23.27%	0	2002
	9.505903	8.239576	-13.32%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	2.485965	2.809693	13.02%	69	2010
	1.990129	2.485965	24.91%	69	2009
	9.567120	1.990129	-79.20%	57	2008
	10.000000	9.567120	-4.33%	10	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	2.684471	3.037459	13.15%	0	2010
	2.173660	2.684471	23.50%	0	2009
	10.342058	2.173660	-78.98%	0	2008
	10.505732	10.342058	-1.56%	0	2007
	10.000000	10.505732	5.06%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	11.852164	13.561894	14.43%	17,106	2010
	9.374830	11.852164	26.43%	21,513	2009
	15.460789	9.374830	-39.36%	22,814	2008
	15.024833	15.460789	2.90%	23,174	2007
	13.253841	15.024833	13.36%	26,376	2006
	12.689909	13.253841	4.44%	19,810	2005
	11.763806	12.689909	7.87%	11,342	2004
	9.419845	11.763806	24.88%	25	2003
	11.771303	9.419845	-19.98%	0	2002
	13.296520	11.771303	-11.47%	0	2001

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares - Q/NQ	8.062226	9.805147	21.62%	86	2010
	5.962922	8.062226	35.21%	86	2009
	9.732608	5.962922	-38.73%	106	2008
	9.997565	9.732608	-2.65%	82	2007
	10.000000	9.997565	-0.02%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ	11.341777	14.247372	25.62%	515	2010
	8.678735	11.341777	30.68%	515	2009
	17.290851	8.678735	-49.81%	515	2008
	16.501698	17.290851	4.78%	699	2007
	16.263170	16.501698	1.47%	678	2006
	14.690755	16.263170	10.70%	531	2005
	12.445509	14.690755	18.04%	44	2004
	10.055227	12.445509	23.77%	0	2003
	14.130362	10.055227	-28.84%	29	2002
	20.863367	14.130362	-32.27%	16	2001

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.859825	11.705408	7.79%	0	2010
	10.000000	10.859825	8.60%	0	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.939212	11.339656	3.66%	16	2010
	10.000000	10.939212	9.39%	16	2009*

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ	11.795669	12.567564	6.54%	0	2010
	10.113712	11.795669	16.63%	0	2009
	11.037872	10.113712	-8.37%	0	2008
	10.123440	11.037872	9.03%	0	2007
	10.000000	10.123440	1.23%	0	2006*

PIMCO Variable Insurance Trust -Total Return Portfolio: Administrative Class - Q/NQ	12.890771	13.734563	6.55%	0	2010
	11.471211	12.890771	12.37%	0	2009
	11.112292	11.471211	3.23%	0	2008
	10.370039	11.112292	7.16%	0	2007
	10.000000	10.370039	3.70%	0	2006*

Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ	9.809001	12.563204	28.08%	0	2010
	6.297828	9.809001	55.75%	0	2009
	11.265159	6.297828	-44.09%	0	2008
	10.994500	11.265159	2.46%	0	2007
	10.000000	10.994500	9.95%	0	2006*

SBL Fund - Series D (Global Series) - Q/NQ	8.918993	10.168820	14.01%	0	2010
	7.558878	8.918993	17.99%	0	2009
	12.448855	7.558878	-39.28%	0	2008
	11.602156	12.448855	7.30%	0	2007
	10.000000	11.602156	16.02%	0	2006*

SBL Fund - Series J (Mid Cap Growth Series) - Q/NQ	7.642037	9.351964	22.38%	0	2010
	5.386463	7.642037	41.87%	0	2009
	9.104513	5.386463	-40.84%	0	2008
	10.315062	9.104513	-11.74%	0	2007
	10.000000	10.315062	3.15%	0	2006*

SBL Fund - Series N (Managed Asset Allocation Series) - Q/NQ	10.214032	11.129166	8.96%	0	2010
	8.249929	10.214032	23.81%	0	2009
	11.499152	8.249929	-28.26%	0	2008
	11.004798	11.499152	4.49%	0	2007
	10.000000	11.004798	10.05%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

SBL Fund - Series O (All Cap Value Series) - Q/NQ	9.176350	10.545945	14.93%	0	2010
	7.000546	9.176350	31.08%	0	2009
	11.536953	7.000546	-39.32%	0	2008
	11.387009	11.536953	1.32%	0	2007
	10.000000	11.387009	13.87%	0	2006*

SBL Fund - Series P (High Yield Series) - Q/NQ	12.492509	14.211284	13.76%	0	2010
	7.337855	12.492509	70.25%	0	2009
	10.633911	7.337855	-31.00%	0	2008
	10.571782	10.633911	0.59%	0	2007
	10.000000	10.571782	5.72%	0	2006*

SBL Fund - Series Q (Small Cap Value Series) - Q/NQ	10.912009	13.107356	20.12%	0	2010
	7.100855	10.912009	53.67%	0	2009
	11.732573	7.100855	-39.48%	0	2008
	10.799047	11.732573	8.64%	0	2007
	10.000000	10.799047	7.99%	0	2006*

SBL Fund - Series V (Mid Cap Value Series) - Q/NQ	10.785783	12.521412	16.09%	0	2010
	7.604188	10.785783	41.84%	0	2009
	10.786546	7.604188	-29.50%	0	2008
	10.746274	10.786546	0.37%	0	2007
	10.000000	10.746274	7.46%	0	2006*

SBL Fund - Series X (Small Cap Growth Series) - Q/NQ	7.458449	9.562681	28.21%	0	2010
	5.597969	7.458449	33.23%	0	2009
	10.763552	5.597969	-47.99%	0	2008
	10.343142	10.763552	4.06%	0	2007
	10.000000	10.343142	3.43%	0	2006*

SBL Fund - Series Y (Large Cap Concentrated Growth Series) - Q/NQ	8.146185	9.364663	14.96%	0	2010
	6.201934	8.146185	31.35%	0	2009
	10.000623	6.201934	-37.98%	0	2008
	10.817217	10.000623	-7.55%	0	2007
	10.000000	10.817217	8.17%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ	10.000000	10.533927	5.34%	0	2010*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	10.333491	10.911279	5.59%	0	2010
	9.563160	10.333491	8.06%	0	2009
	10.806679	9.563160	-11.51%	0	2008
	10.399424	10.806679	3.92%	21	2007
	10.000000	10.399424	3.99%	0	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	34.687929	37.516437	8.15%	0	2010
	27.031931	34.687929	28.32%	0	2009
	32.261466	27.031931	-16.21%	0	2008
	30.731273	32.261466	4.98%	0	2007
	28.140902	30.731273	9.21%	0	2006
	25.437438	28.140902	10.63%	0	2005
	23.451931	25.437438	8.47%	0	2004
	18.610910	23.451931	26.01%	0	2003
	17.290213	18.610910	7.64%	0	2002
	15.936413	17.290213	8.50%	0	2001

The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class I - Q/NQ	12.811838	13.343809	4.15%	0	2010
	9.809374	12.811838	30.61%	0	2009
	17.975722	9.809374	-45.43%	0	2008
	15.919012	17.975722	12.92%	0	2007
	12.908221	15.919012	23.32%	0	2006
	11.792352	12.908221	9.46%	0	2005
	10.193349	11.792352	15.69%	0	2004
	8.117559	10.193349	25.57%	0	2003
	10.000000	8.117559	-18.82%	0	2002*

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Class R1 - Q/NQ	22.310198	27.893698	25.03%	0	2010
	10.608521	22.310198	110.30%	0	2009
	30.539927	10.608521	-65.26%	0	2008
	22.528407	30.539927	35.56%	0	2007
	16.382210	22.528407	37.52%	0	2006
	12.605738	16.382210	29.96%	0	2005
	10.000000	12.605738	26.06%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ	44.064804	55.082272	25.00%	0	2010
	20.974288	44.064804	110.09%	0	2009
	60.431031	20.974288	-65.29%	0	2008
	44.562351	60.431031	35.61%	0	2007
	32.414752	44.562351	37.48%	0	2006
	24.917339	32.414752	30.09%	0	2005
	20.083913	24.917339	24.07%	0	2004
	13.216913	20.083913	51.96%	0	2003
	13.812362	13.216913	-4.31%	0	2002
	14.275487	13.812362	-3.24%	0	2001

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Class R1 - Q/NQ	27.009576	34.405632	27.38%	0	2010
	17.388052	27.009576	55.33%	0	2009
	32.733939	17.388052	-46.88%	0	2008
	22.857287	32.733939	43.21%	0	2007
	18.623055	22.857287	22.74%	0	2006
	12.463044	18.623055	49.43%	0	2005
	10.000000	12.463044	24.63%	0	2004*

Van Eck VIP Trust - Van Eck Global Hard Assets Fund: Initial Class - Q/NQ	41.473254	52.821656	27.36%	0	2010
	26.713771	41.473254	55.25%	0	2009
	50.316098	26.713771	-46.91%	0	2008
	35.127563	50.316098	43.24%	0	2007
	28.630638	35.127563	22.69%	0	2006
	19.153438	28.630638	49.48%	0	2005
	15.644606	19.153438	22.43%	0	2004
	10.964166	15.644606	42.69%	0	2003
	11.450041	10.964166	-4.24%	39	2002
	12.974758	11.450041	-11.75%	25	2001

Wells Fargo Variable Trust - VT Small Cap Growth Fund - Q/NQ	13.073677	16.333716	24.94%	0	2010
	10.000000	13.073677	30.74%	0	2009*

boavsaipart3.htm

Additional Contract Options Elected (Total 1.50%)
(Variable account charges of 1.50% of the daily net assets of the variable account)

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	14.124597	17.612263	24.69%	0	2010
	10.051813	14.124597	40.52%	0	2009
	15.882881	10.051813	-36.71%	0	2008*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	12.101716	12.530438	3.54%	0	2010
	11.147327	12.101716	8.56%	0	2009
	11.499777	11.147327	-3.06%	0	2008
	10.663455	11.499777	7.84%	0	2007
	10.656245	10.663455	0.07%	0	2006
	10.651623	10.656245	0.04%	0	2005
	10.219974	10.651623	4.22%	0	2004
	10.000000	10.219974	2.20%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	11.408680	12.827425	12.44%	0	2010
	9.807567	11.408680	16.33%	0	2009
	15.221926	9.807567	-35.57%	0	2008
	15.465441	15.221926	-1.57%	0	2007
	13.409003	15.465441	15.34%	0	2006
	13.010107	13.409003	3.07%	0	2005
	11.689405	13.010107	11.30%	0	2004
	9.174309	11.689405	27.41%	0	2003
	11.551890	9.174309	-20.58%	0	2002

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	13.862139	15.469468	11.60%	0	2010
	10.520876	13.862139	31.76%	0	2009
	19.358592	10.520876	-45.65%	0	2008
	16.648726	19.358592	16.28%	0	2007
	13.518429	16.648726	23.16%	0	2006
	12.117584	13.518429	11.56%	0	2005
	10.704526	12.117584	13.20%	0	2004
	8.728132	10.704526	22.64%	0	2003
	11.128268	8.728132	-21.57%	0	2002

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	10.133858	11.903854	17.47%	0	2010
	7.917341	10.133858	28.00%	0	2009
	10.625020	7.917341	-25.48%	0	2008
	11.042287	10.625020	-3.78%	0	2007
	10.000000	11.042287	10.42%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	16.858625	18.834917	11.72%	0	2010
	14.279047	16.858625	18.07%	0	2009
	19.798017	14.279047	-27.88%	0	2008
	21.190011	19.798017	-6.57%	0	2007
	18.129889	21.190011	16.88%	0	2006
	17.523098	18.129889	3.46%	0	2005
	15.559667	17.523098	12.62%	0	2004
	12.249189	15.559667	27.03%	0	2003
	14.232053	12.249189	-13.93%	0	2002

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	12.055694	13.034055	8.12%	0	2010
	10.000000	12.055694	20.56%	0	2009*

Credit Suisse Trust - International Equity Flex III Portfolio - Q/NQ	10.100507	11.166035	10.55%	0	2010
	10.000000	10.100507	1.01%	0	2009*

Credit Suisse Trust - U.S. Equity Flex I Portfolio - Q/NQ	10.835764	12.216607	12.74%	0	2010

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	12.084235	14.977337	23.94%	0	2010
	9.812538	12.084235	23.15%	0	2009
	14.420003	9.812538	-31.95%	0	2008
	14.737340	14.420003	-2.15%	0	2007
	13.076669	14.737340	12.70%	0	2006
	12.379750	13.076669	5.63%	0	2005
	10.311541	12.379750	20.06%	0	2004
	7.597901	10.311541	35.72%	0	2003
	10.000000	7.597901	-24.02%	0	2002*

Dreyfus Socially Responsible Growth Fund, Inc. (The) - Initial Shares - Q/NQ	9.857382	11.148183	13.09%	0	2010
	7.481911	9.857382	31.75%	0	2009
	11.583691	7.481911	-35.41%	0	2008
	10.911525	11.583691	6.16%	0	2007
	10.143929	10.911525	7.57%	0	2006
	9.938626	10.143929	2.07%	0	2005
	9.499959	9.938626	4.62%	0	2004
	7.654150	9.499959	24.12%	0	2003
	10.936572	7.654150	-30.01%	0	2002

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Stock Index Fund, Inc. - Initial Shares - Q/NQ	11.290301	12.771239	13.12%	0	2010
	9.072925	11.290301	24.44%	0	2009
	14.654133	9.072925	-38.09%	0	2008
	14.135644	14.654133	3.67%	0	2007
	12.424711	14.135644	13.77%	0	2006
	12.048127	12.424711	3.13%	0	2005
	11.055229	12.048127	8.98%	0	2004
	8.743455	11.055229	26.44%	0	2003
	11.433642	8.743455	-23.53%	0	2002

Dreyfus Variable Investment Fund -Appreciation Portfolio: Initial Shares - Q/NQ	12.548318	14.253495	13.59%	0	2010
	10.394501	12.548318	20.72%	0	2009
	14.979668	10.394501	-30.61%	0	2008
	14.196462	14.979668	5.52%	0	2007
	12.373260	14.196462	14.74%	0	2006
	12.034289	12.373260	2.82%	0	2005
	11.630648	12.034289	3.47%	0	2004
	9.744716	11.630648	19.35%	0	2003
	11.878721	9.744716	-17.96%	0	2002

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	14.746442	15.760573	6.88%	0	2010
	12.430716	14.746442	18.63%	0	2009
	13.612057	12.430716	-8.68%	0	2008
	13.114438	13.612057	3.79%	0	2007
	12.782592	13.114438	2.60%	0	2006
	12.810509	12.782592	-0.22%	0	2005
	12.551247	12.810509	2.07%	0	2004
	12.176693	12.551247	3.08%	0	2003
	11.309545	12.176693	7.67%	0	2002

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ	10.138614	11.258606	11.05%	0	2010
	8.290592	10.138614	22.29%	0	2009
	11.234050	8.290592	-26.20%	0	2008
	10.498392	11.234050	7.01%	0	2007
	10.000000	10.498392	4.98%	0	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ	9.594872	10.823369	12.80%	0	2010
	7.564266	9.594872	26.84%	0	2009
	11.412998	7.564266	-33.72%	0	2008
	10.518347	11.412998	8.51%	0	2007
	10.000000	10.518347	5.18%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ	9.112684	10.412239	14.26%	0	2010
	7.040431	9.112684	29.43%	0	2009
	11.542938	7.040431	-39.01%	0	2008
	10.538472	11.542938	9.53%	0	2007
	10.000000	10.538472	5.38%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ	17.574694	20.272971	15.35%	0	2010
	13.151764	17.574694	33.63%	53	2009
	23.267756	13.151764	-43.48%	53	2008
	20.104112	23.267756	15.74%	53	2007
	18.289700	20.104112	9.92%	53	2006
	15.890209	18.289700	15.10%	53	2005
	13.986657	15.890209	13.61%	54	2004
	11.062836	13.986657	26.43%	54	2003
	12.400091	11.062836	-10.78%	54	2002

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	8.768775	10.291995	17.37%	332	2010
	6.032463	8.768775	45.36%	332	2009
	13.432461	6.032463	-55.09%	333	2008
	9.364090	13.432461	43.45%	306	2007
	10.000000	9.364090	-6.36%	287	2006*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	12.605268	14.289703	13.36%	86	2010
	9.841661	12.605268	28.08%	87	2009
	17.439229	9.841661	-43.57%	87	2008
	17.458770	17.439229	-0.11%	87	2007
	14.760062	17.458770	18.28%	87	2006
	14.168390	14.760062	4.18%	87	2005
	12.914155	14.168390	9.71%	88	2004
	10.068066	12.914155	28.27%	88	2003
	12.314799	10.068066	-18.24%	88	2002

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	7.696648	9.374596	21.80%	0	2010
	5.362252	7.696648	43.53%	0	2009
	12.114380	5.362252	-55.74%	0	2008
	9.996390	12.114380	21.19%	0	2007
	9.637319	9.996390	3.73%	0	2006
	8.987214	9.637319	7.23%	0	2005
	8.522420	8.987214	5.45%	0	2004
	6.672816	8.522420	27.72%	0	2003
	8.676041	6.672816	-23.09%	0	2002

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	10.162366	12.418141	22.20%	0	2010
	8.050949	10.162366	26.23%	0	2009
	15.490725	8.050949	-48.03%	0	2008
	12.396773	15.490725	24.96%	0	2007
	11.791270	12.396773	5.14%	0	2006
	11.327678	11.791270	4.09%	0	2005
	11.136737	11.327678	1.71%	0	2004
	8.514851	11.136737	30.79%	0	2003
	12.384853	8.514851	-31.25%	0	2002

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	11.918726	13.358714	12.08%	0	2010
	8.416032	11.918726	41.62%	0	2009
	11.402019	8.416032	-26.19%	0	2008
	11.277015	11.402019	1.11%	0	2007
	10.297247	11.277015	9.51%	0	2006
	10.196357	10.297247	0.99%	0	2005
	9.456304	10.196357	7.83%	0	2004
	7.560980	9.456304	25.07%	0	2003
	7.408079	7.560980	2.06%	0	2002

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ	10.252397	11.478372	11.96%	0	2010
	7.231511	10.252397	41.77%	0	2009
	9.786127	7.231511	-26.10%	0	2008
	10.000000	9.786127	-2.14%	0	2007*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	11.954949	12.679944	6.06%	0	2010
	10.492401	11.954949	13.94%	0	2009
	11.020864	10.492401	-4.80%	0	2008
	10.737396	11.020864	2.64%	0	2007
	10.451062	10.737396	2.74%	0	2006
	10.393570	10.451062	0.55%	0	2005
	10.114979	10.393570	2.75%	0	2004
	10.000000	10.114979	1.15%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	9.200402	11.663733	26.77%	336	2010
	6.671050	9.200402	37.92%	336	2009
	11.196312	6.671050	-40.42%	336	2008
	9.843302	11.196312	13.75%	308	2007
	10.000000	9.843302	-1.57%	287	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	14.128098	15.724428	11.30%	0	2010
	11.344108	14.128098	24.54%	0	2009
	20.517005	11.344108	-44.71%	0	2008
	17.772964	20.517005	15.44%	0	2007
	15.297418	17.772964	16.18%	0	2006
	13.053223	15.297418	17.19%	0	2005
	11.676982	13.053223	11.79%	0	2004
	8.278081	11.676982	41.06%	0	2003
	10.550644	8.278081	-21.54%	0	2002

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	13.178908	14.670234	11.32%	0	2010
	10.577575	13.178908	24.59%	0	2009
	19.135070	10.577575	-44.72%	0	2008
	16.573237	19.135070	15.46%	0	2007
	14.264458	16.573237	16.19%	0	2006
	12.176620	14.264458	17.15%	0	2005
	10.891962	12.176620	11.79%	0	2004
	7.718997	10.891962	41.11%	0	2003
	10.000000	7.718997	-22.81%	0	2002*

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	11.631741	14.488426	24.56%	115	2010
	7.502620	11.631741	55.04%	116	2009
	15.601198	7.502620	-51.91%	116	2008
	15.000119	15.601198	4.01%	116	2007
	13.105208	15.000119	14.46%	117	2006
	12.972801	13.105208	1.02%	117	2005
	11.554180	12.972801	12.28%	117	2004
	7.433831	11.554180	55.43%	118	2003
	10.000000	7.433831	-25.66%	118	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.501643	11.655097	10.98%	0	2010
	7.862729	10.501643	33.56%	0	2009
	11.347958	7.862729	-30.71%	0	2008
	11.104529	11.347958	2.19%	0	2007
	10.000000	11.104529	11.05%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	8.185954	10.338907	26.30%	0	2010
	6.434554	8.185954	27.22%	0	2009
	9.752789	6.434554	-34.02%	0	2008
	10.143557	9.752789	-3.85%	0	2007
	10.000000	10.143557	1.44%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	8.453884	9.181002	8.60%	0	2010
	6.589253	8.453884	28.30%	0	2009
	10.000000	6.589253	-34.11%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	10.706574	12.393116	15.75%	0	2010
	6.296301	10.706574	70.05%	0	2009
	13.506531	6.296301	-53.38%	0	2008
	10.655440	13.506531	26.76%	0	2007
	10.000000	10.655440	6.55%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ	14.222374	15.224526	7.05%	0	2010
	10.513161	14.222374	35.28%	0	2009
	17.859129	10.513161	-41.13%	0	2008
	15.660044	17.859129	14.04%	0	2007
	13.063390	15.660044	19.88%	0	2006
	12.004163	13.063390	8.82%	0	2005
	10.252048	12.004163	17.09%	0	2004
	7.852023	10.252048	30.57%	0	2003
	10.000000	7.852023	-21.48%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	9.782597	10.446027	6.78%	0	2010
	7.238892	9.782597	35.14%	0	2009
	12.329457	7.238892	-41.29%	0	2008
	10.843323	12.329457	13.71%	0	2007
	10.000000	10.843323	8.43%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	13.957379	15.725011	12.66%	0	2010
	11.938945	13.957379	16.91%	0	2009
	11.412418	11.938945	4.61%	0	2008
	10.435795	11.412418	9.36%	0	2007
	10.000000	10.435795	4.36%	0	2006*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	8.731681	9.908585	13.48%	0	2010
	7.343252	8.731681	18.91%	0	2009
	12.994210	7.343252	-43.49%	0	2008
	11.807776	12.994210	10.05%	0	2007
	10.000000	11.807776	4.47%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco - Invesco V.I. Capital Development Fund: Series II Shares - Q/NQ	10.788169	12.589403	16.70%	0	2010
	7.713524	10.788169	39.86%	0	2009
	14.811811	7.713524	-47.92%	0	2008
	13.603656	14.811811	8.88%	0	2007
	11.879131	13.603656	14.52%	0	2006*

Invesco - Invesco V.I. Global Health Care Fund: Series I Shares - Q/NQ	10.388824	10.774692	3.71%	0	2010
	8.260850	10.388824	25.76%	0	2009
	11.749454	8.260850	-29.69%	0	2008
	10.665000	11.749454	10.17%	0	2007
	10.000000	10.665000	6.65%	0	2006*

Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares - Q/NQ	8.370485	9.689013	15.75%	0	2010
	6.461002	8.370485	29.55%	0	2009
	11.850539	6.461002	-45.48%	0	2008
	12.737583	11.850539	-6.96%	0	2007
	10.000000	12.737583	27.38%	0	2006*

Invesco - Invesco V.I. International Growth Fund: Series I Shares - Q/NQ	16.469708	18.309622	11.17%	0	2010
	12.363328	16.469708	33.21%	0	2009
	21.053292	12.363328	-41.28%	0	2008
	18.632898	21.053292	12.99%	0	2007
	14.751026	18.632898	26.32%	0	2006
	12.698388	14.751026	16.16%	0	2005
	10.396068	12.698388	22.15%	0	2004
	8.177656	10.396068	27.13%	0	2003
	10.000000	8.177656	-18.22%	0	2002*

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	21.241206	22.737900	7.05%	0	2010
	17.245268	21.241206	23.17%	0	2009

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	9.016324	9.456593	4.88%	0	2010
	6.268928	9.016324	43.83%	0	2009
	11.428589	6.268928	-45.15%	0	2008
	8.492349	11.428589	34.58%	0	2007
	7.901043	8.492349	7.48%	0	2006
	7.126209	7.901043	10.87%	0	2005
	6.132757	7.126209	16.20%	0	2004
	5.178331	6.132757	18.43%	0	2003
	6.253323	5.178331	-17.19%	0	2002

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	12.190787	14.952122	22.65%	0	2010
	7.878316	12.190787	54.74%	0	2009
	14.256608	7.878316	-44.74%	0	2008
	11.888578	14.256608	19.92%	0	2007
	11.181353	11.888578	6.33%	0	2006
	10.196210	11.181353	9.66%	0	2005
	10.265717	10.196210	-0.68%	0	2004
	7.083279	10.265717	44.93%	0	2003
	10.000000	7.083279	-29.17%	0	2002*

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	3.975587	4.871385	22.53%	0	2010
	2.572472	3.975587	54.54%	0	2009
	4.661468	2.572472	-44.81%	0	2008
	3.888995	4.661468	19.86%	0	2007
	3.661446	3.888995	6.21%	0	2006
	3.332166	3.661446	9.88%	0	2005
	3.363865	3.332166	-0.94%	0	2004
	2.331479	3.363865	44.28%	0	2003
	4.007355	2.331479	-41.82%	0	2002

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	23.575481	29.034754	23.16%	172	2010
	13.365756	23.575481	76.39%	172	2009
	28.394698	13.365756	-52.93%	172	2008
	22.510007	28.394698	26.14%	160	2007
	15.577572	22.510007	44.50%	151	2006
	11.978709	15.577572	30.04%	0	2005
	10.244286	11.978709	16.93%	0	2004
	7.729765	10.244286	32.53%	0	2003
	10.000000	7.729765	-22.70%	0	2002*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	13.693467	16.862684	23.14%	0	2010
	7.763332	13.693467	76.39%	0	2009
	16.499263	7.763332	-52.95%	0	2008
	13.085427	16.499263	26.09%	0	2007
	9.059618	13.085427	44.44%	0	2006
	6.970674	9.059618	29.97%	0	2005
	5.962587	6.970674	16.91%	0	2004
	4.499478	5.962587	32.52%	0	2003
	6.152979	4.499478	-26.87%	0	2002

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

JP Morgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ	11.663313	14.183043	21.60%	0	2010
	9.345851	11.663313	24.80%	0	2009
	14.205869	9.345851	-34.21%	0	2008
	14.077968	14.205869	0.91%	0	2007
	12.231867	14.077968	15.09%	0	2006
	11.370133	12.231867	7.58%	0	2005
	10.000000	11.370133	13.70%	0	2004*

MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class - Q/NQ	10.000000	10.735263	7.35%	0	2010*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	12.180267	13.343369	9.55%	0	2010
	10.098507	12.180267	20.61%	0	2009
	15.243699	10.098507	-33.75%	0	2008
	14.384752	15.243699	5.97%	0	2007
	12.118222	14.384752	18.70%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.999600	10.370178	3.71%	0	2010
	8.958025	9.999600	11.63%	0	2009
	10.505182	8.958025	-14.73%	0	2008
	10.180267	10.505182	3.19%	0	2007
	9.918119	10.180267	2.64%	0	2006
	9.925486	9.918119	-0.07%	0	2005
	9.998725	9.925486	-0.73%	0	2004
	10.000000	9.998725	-0.01%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	9.997385	11.778758	17.82%	0	2010
	8.268264	9.997385	20.91%	0	2009
	13.868982	8.268264	-40.38%	0	2008
	14.009236	13.868982	-1.00%	0	2007
	13.512331	14.009236	3.68%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	10.873942	13.158950	21.01%	0	2010
	8.399779	10.873942	29.46%	0	2009
	14.082459	8.399779	-40.35%	0	2008
	13.286513	14.082459	5.99%	0	2007
	11.862757	13.286513	12.00%	0	2006
	11.270076	11.862757	5.26%	0	2005
	10.000000	11.270076	12.70%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Century NVIT Growth Fund: Class I - Q/NQ	6.555835	7.700493	17.46%	0	2010
	4.986558	6.555835	31.47%	0	2009
	8.259649	4.986558	-39.63%	0	2008
	7.015054	8.259649	17.74%	0	2007
	6.707862	7.015054	4.58%	0	2006
	6.394073	6.707862	4.91%	0	2005
	6.001871	6.394073	6.53%	0	2004
	4.590315	6.001871	30.75%	0	2003
	6.538172	4.590315	-29.79%	0	2002

NVIT American Century NVIT Multi Cap Value Fund: Class I - Q/NQ	12.438437	13.901600	11.76%	0	2010
	10.000000	12.438437	24.38%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	9.187384	10.137186	10.34%	0	2010
	7.557697	9.187384	21.56%	0	2009
	10.926297	7.557697	-30.83%	0	2008
	10.451726	10.926297	4.54%	0	2007
	10.000000	10.451726	4.52%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.378523	10.835256	4.40%	0	2010
	9.395078	10.378523	10.47%	0	2009
	10.582931	9.395078	-11.22%	0	2008
	10.433824	10.582931	1.43%	0	2007
	10.000000	10.433824	4.34%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.192912	11.174715	9.63%	0	2010
	7.307804	10.192912	39.48%	0	2009
	12.090799	7.307804	-39.56%	0	2008
	10.734006	12.090799	12.64%	0	2007
	10.000000	10.734006	7.34%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	8.494561	9.889514	16.42%	0	2010
	6.213995	8.494561	36.70%	0	2009
	11.308815	6.213995	-45.05%	0	2008
	10.261053	11.308815	10.21%	0	2007
	10.000000	10.261053	2.61%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	7.690526	8.406630	9.31%	0	2010
	5.974146	7.690526	28.73%	0	2009
	9.792857	5.974146	-38.99%	0	2008
	10.000000	9.792857	-2.07%	0	2007*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	14.721522	16.408272	11.46%	0	2010
	10.236784	14.721522	43.81%	0	2009
	14.432295	10.236784	-29.07%	0	2008
	14.207908	14.432295	1.58%	0	2007
	13.040874	14.207908	8.95%	0	2006
	12.931102	13.040874	0.85%	0	2005
	11.924059	12.931102	8.45%	0	2004
	9.900524	11.924059	20.44%	0	2003
	9.737236	9.900524	1.68%	0	2002

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.772757	13.122323	11.46%	0	2010
	8.181762	11.772757	43.89%	0	2009
	11.552447	8.181762	-29.18%	0	2008
	11.369143	11.552447	1.61%	0	2007
	10.435727	11.369143	8.94%	0	2006
	10.000000	10.435727	4.36%	0	2005*

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ	7.729430	8.801821	13.87%	0	2010
	5.130170	7.729430	50.67%	0	2009
	10.000000	5.130170	-48.70%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	7.924306	9.646129	21.73%	0	2010
	6.116244	7.924306	29.56%	0	2009
	10.000000	6.116244	-38.84%	0	2008*

NVIT NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ	8.079041	9.148112	13.23%	0	2010
	6.348539	8.079041	27.26%	0	2009
	10.000000	6.348539	-36.51%	0	2008*

NVIT NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ	9.334244	10.151038	8.75%	0	2010
	7.908776	9.334244	18.02%	0	2009
	10.000000	7.908776	-20.91%	0	2008*

NVIT NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ	8.790510	9.731444	10.70%	0	2010
	7.187575	8.790510	22.30%	0	2009
	10.000000	7.187575	-28.12%	0	2008*

NVIT NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ	10.083319	10.607527	5.20%	0	2010
	9.057536	10.083319	11.33%	0	2009
	10.000000	9.057536	-9.42%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ	9.062813	9.941983	9.70%	0	2010
	7.544912	9.062813	20.12%	0	2009
	10.000000	7.544912	-24.55%	0	2008*

NVIT NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ	8.509389	9.497527	11.61%	0	2010
	6.824993	8.509389	24.68%	0	2009
	10.000000	6.824993	-31.75%	0	2008*

NVIT NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ	9.607347	10.318164	7.40%	0	2010
	8.288260	9.607347	15.92%	0	2009
	10.000000	8.288260	-17.12%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	10.549709	11.124752	5.45%	0	2010
	9.845494	10.549709	7.15%	0	2009
	10.000000	9.845494	-1.55%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	11.273445	12.005371	6.49%	0	2010
	9.829489	11.273445	14.69%	0	2009
	10.000000	9.829489	-1.71%	0	2008*

NVIT NVIT Emerging Markets Fund: Class I - Q/NQ	22.127024	25.320932	14.43%	0	2010
	13.755036	22.127024	60.86%	0	2009
	33.063004	13.755036	-58.40%	0	2008
	23.058810	33.063004	43.39%	0	2007
	17.121952	23.058810	34.67%	0	2006
	13.104750	17.121952	30.65%	0	2005
	11.018589	13.104750	18.93%	0	2004
	6.768606	11.018589	62.79%	0	2003
	8.106355	6.768606	-16.50%	0	2002

NVIT NVIT Emerging Markets Fund: Class III - Q/NQ	24.471320	28.013014	14.47%	0	2010
	15.196467	24.471320	61.03%	0	2009
	36.586463	15.196467	-58.46%	0	2008
	25.521530	36.586463	43.36%	0	2007
	18.960812	25.521530	34.60%	0	2006
	14.510224	18.960812	30.67%	0	2005
	12.198995	14.510224	18.95%	0	2004
	7.495729	12.198995	62.75%	0	2003
	10.000000	7.495729	-25.04%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Government Bond Fund: Class I - Q/NQ	14.527898	14.994272	3.21%	0	2010
	14.362980	14.527898	1.15%	0	2009
	13.536704	14.362980	6.10%	0	2008
	12.825824	13.536704	5.54%	0	2007
	12.599616	12.825824	1.80%	0	2006
	12.386709	12.599616	1.72%	0	2005
	12.178075	12.386709	1.71%	0	2004
	12.121079	12.178075	0.47%	0	2003
	11.087778	12.121079	9.32%	0	2002

NVIT NVIT International Equity Fund: Class I - Q/NQ	10.390629	11.595202	11.59%	0	2010
	8.131881	10.390629	27.78%	0	2009
	15.304786	8.131881	-46.87%	0	2008
	12.221441	15.304786	25.23%	0	2007
	9.330986	12.221441	30.98%	0	2006
	7.274894	9.330986	28.26%	0	2005
	6.467638	7.274894	12.48%	0	2004
	4.841394	6.467638	33.59%	0	2003
	6.476357	4.841394	-25.25%	0	2002

NVIT NVIT International Equity Fund: Class III - Q/NQ	16.627569	18.551749	11.57%	0	2010
	13.018102	16.627569	27.73%	0	2009
	24.493336	13.018102	-46.85%	0	2008
	19.558384	24.493336	25.23%	0	2007
	14.934305	19.558384	30.96%	0	2006
	11.646653	14.934305	28.23%	0	2005
	10.339912	11.646653	12.64%	0	2004
	7.756602	10.339912	33.30%	0	2003
	10.000000	7.756602	-22.43%	0	2002*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	8.303543	8.784189	5.79%	0	2010
	6.554722	8.303543	26.68%	0	2009
	11.693487	6.554722	-43.95%	0	2008
	10.853520	11.693487	7.74%	0	2007
	10.000000	10.853520	8.54%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	11.931917	13.472382	12.91%	0	2010
	9.522873	11.931917	25.30%	0	2009
	15.308184	9.522873	-37.79%	0	2008
	14.668581	15.308184	4.36%	0	2007
	12.741978	14.668581	15.12%	0	2006
	11.984875	12.741978	6.32%	0	2005
	10.670649	11.984875	12.32%	0	2004
	8.215054	10.670649	29.89%	0	2003
	10.000000	8.215054	-17.85%	0	2002*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	11.523426	12.464635	8.17%	0	2010
	10.000000	11.523426	15.23%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	12.082047	13.332645	10.35%	0	2010
	10.000000	12.082047	20.82%	0	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.928224	12.441672	4.30%	0	2010
	11.101361	11.928224	7.45%	0	2009
	11.992742	11.101361	-7.43%	0	2008
	11.554601	11.992742	3.79%	0	2007
	11.049006	11.554601	4.58%	0	2006
	10.857746	11.049006	1.76%	0	2005
	10.533052	10.857746	3.08%	0	2004
	9.909899	10.533052	6.29%	0	2003
	10.000000	9.909899	-0.90%	0	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	12.091079	13.209596	9.25%	0	2010
	10.303566	12.091079	17.35%	0	2009
	13.619819	10.303566	-24.35%	0	2008
	13.087664	13.619819	4.07%	0	2007
	11.931793	13.087664	9.69%	0	2006
	11.498473	11.931793	3.77%	0	2005
	10.657265	11.498473	7.89%	0	2004
	9.012363	10.657265	18.25%	0	2003
	10.000000	9.012363	-9.88%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	12.154289	13.508611	11.14%	0	2010
	9.919721	12.154289	22.53%	0	2009
	14.678830	9.919721	-32.42%	0	2008
	14.040065	14.678830	4.55%	0	2007
	12.443859	14.040065	12.83%	0	2006
	11.798411	12.443859	5.47%	0	2005
	10.685816	11.798411	10.41%	0	2004
	8.566085	10.685816	24.75%	0	2003
	10.000000	8.566085	-14.34%	0	2002*

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.163228	13.001188	6.89%	0	2010
	10.778891	12.163228	12.84%	0	2009
	12.880912	10.778891	-16.32%	0	2008
	12.354247	12.880912	4.26%	0	2007
	11.567555	12.354247	6.80%	0	2006
	11.239043	11.567555	2.92%	0	2005
	10.647898	11.239043	5.55%	0	2004
	9.507569	10.647898	11.99%	0	2003
	10.000000	9.507569	-4.92%	0	2002*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	21.657282	26.922228	24.31%	0	2010
	16.077655	21.657282	34.70%	0	2009
	25.690552	16.077655	-37.42%	0	2008
	24.250660	25.690552	5.94%	0	2007
	22.403405	24.250660	8.25%	0	2006
	20.288824	22.403405	10.42%	0	2005
	11.797782	20.288824	14.00%	0	2004
	13.418734	11.797782	32.63%	0	2003
	16.084876	13.418734	-16.58%	0	2002

NVIT NVIT Money Market Fund: Class I - Q/NQ	11.596067	11.422145	-1.50%	0	2010
	11.767718	11.596067	-1.46%	0	2009
	11.706507	11.767718	0.52%	0	2008
	11.342165	11.706507	3.21%	0	2007
	11.015384	11.342165	2.97%	0	2006
	10.892063	11.015384	1.13%	0	2005
	10.968931	10.892063	-0.70%	0	2004
	11.066732	10.968931	-0.88%	0	2003
	11.100780	11.066732	-0.31%	0	2002

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	14.306279	15.583700	8.93%	0	2010
	11.677180	14.306279	22.51%	0	2009
	14.333485	11.677180	-18.53%	0	2008
	13.909639	14.333485	3.05%	0	2007
	13.469205	13.909639	3.27%	0	2006
	13.382009	13.469205	0.65%	0	2005
	12.752538	13.382009	4.94%	0	2004
	11.547565	12.752538	10.43%	0	2003
	10.935239	11.547565	5.60%	0	2002

NVIT NVIT Multi-Manager International Growth Fund: Class I - Q/NQ	13.442337	15.112756	12.43%	0	2010
	10.000000	13.442337	34.42%	0	2009

NVIT NVIT Multi-Manager International Growth Fund: Class III - Q/NQ	8.170431	9.177625	12.33%	0	2010
	6.078619	8.170431	34.41%	0	2009
	10.000000	6.078619	-39.21%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	14.921868	15.596616	4.52%	0	2010
	11.667697	14.921868	27.89%	0	2009
	22.072817	11.667697	-47.14%	0	2008
	21.772574	22.072817	1.38%	0	2007
	18.007172	21.772574	20.91%	0	2006
	16.314137	18.007172	10.38%	0	2005
	13.772107	16.314137	18.46%	0	2004
	10.000000	13.772107	37.72%	0	2003*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	8.054001	9.163741	13.78%	0	2010
	6.300524	8.054001	27.83%	0	2009
	10.000000	6.300524	-36.99%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ	10.000000	10.409772	4.10%	0	2010*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.887411	8.759418	11.06%	0	2010
	6.284757	7.887411	25.50%	0	2009
	10.000000	6.284757	-37.15%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ	7.783988	9.723625	24.92%	0	2010
	6.216511	7.783988	25.21%	0	2009
	10.000000	6.216511	-37.83%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	8.597378	10.131081	17.84%	0	2010
	6.689909	8.597378	28.51%	0	2009
	10.000000	6.689909	-33.10%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	11.078364	13.689306	23.57%	0	2010
	8.823919	11.078364	25.55%	0	2009
	16.719936	8.823919	-47.23%	0	2008
	15.467798	16.719936	8.10%	0	2007
	15.214808	15.467798	1.66%	0	2006
	14.289660	15.214808	6.47%	0	2005
	12.791193	14.289660	11.71%	0	2004
	9.671672	12.791193	32.25%	0	2003
	14.718863	9.671672	-34.29%	0	2002

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	25.834325	32.217265	24.71%	0	2010
	20.780205	25.834325	24.32%	0	2009
	31.094922	20.780205	-33.17%	0	2008
	33.908952	31.094922	-8.30%	0	2007
	29.348465	33.908952	15.54%	0	2006
	28.905822	29.348465	1.53%	0	2005
	25.018122	28.905822	15.54%	0	2004
	16.192394	25.018122	54.51%	0	2003
	22.570133	16.192394	-28.26%	0	2002

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	22.280410	27.503258	23.44%	0	2010
	16.792408	22.280410	32.68%	0	2009
	27.581842	16.792408	-39.12%	0	2008
	27.419590	27.581842	0.59%	0	2007
	24.845062	27.419590	10.36%	0	2006
	22.456273	24.845062	10.64%	0	2005
	19.154484	22.456273	17.24%	0	2004
	13.790055	19.154484	38.90%	0	2003
	16.934952	13.790055	-18.57%	0	2002

NVIT NVIT Nationwide Fund: Class I - Q/NQ	10.542591	11.781243	11.75%	0	2010
	8.488044	10.542591	24.21%	0	2009
	14.744782	8.488044	-42.43%	0	2008
	13.838380	14.744782	6.55%	0	2007
	12.363615	13.838380	11.93%	0	2006
	11.682001	12.363615	5.83%	0	2005
	10.806133	11.682001	8.11%	0	2004
	8.603482	10.806133	25.60%	0	2003
	10.568710	8.603482	-18.59%	0	2002

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Real Estate Fund: Class I - Q/NQ	7.203521	9.237175	28.23%	332	2010
	5.589702	7.203521	28.87%	333	2009
	10.000000	5.589702	-44.10%	0	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.385334	10.477107	0.88%	0	2010
	9.843634	10.385334	5.50%	0	2009
	10.000000	9.843634	-1.56%	0	2008*

NVIT NVIT Worldwide Leaders Fund: Class I - Q/NQ	13.302032	14.604136	9.79%	0	2010
	10.803329	13.302032	23.13%	0	2009
	19.706262	10.803329	-45.18%	0	2008
	16.687268	19.706262	18.09%	0	2007
	13.457619	16.687268	24.00%	0	2006
	11.448092	13.457619	17.55%	0	2005
	10.048253	11.448092	13.93%	0	2004
	7.497562	10.048253	34.02%	0	2003
	10.202185	7.497562	-26.51%	0	2002

NVIT NVIT Worldwide Leaders Fund: Class III - Q/NQ	17.936037	19.674581	9.69%	0	2010
	14.567530	17.936037	23.12%	0	2009
	26.565458	14.567530	-45.16%	0	2008
	22.487719	26.565458	18.13%	0	2007
	18.145506	22.487719	23.93%	0	2006
	15.435931	18.145506	17.55%	0	2005
	13.548477	15.435931	13.93%	0	2004
	10.000000	13.548477	35.48%	0	2003*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class I - Q/NQ	12.928952	13.855790	7.17%	76	2010
	10.000000	12.928952	29.29%	0	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	12.903630	13.516785	4.75%	0	2010
	10.000000	12.903630	29.04%	0	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	10.314299	11.762107	14.04%	0	2010
	8.145827	10.314299	26.62%	0	2009
	13.125312	8.145827	-37.94%	0	2008
	13.628411	13.125312	-3.69%	0	2007
	11.936752	13.628411	14.17%	0	2006
	11.624315	11.936752	2.69%	0	2005
	10.043723	11.624315	15.74%	0	2004
	7.757941	10.043723	29.46%	0	2003
	10.521790	7.757941	-26.27%	0	2002

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	14.457152	15.581455	7.78%	0	2010
	10.156003	14.457152	42.35%	0	2009
	18.925714	10.156003	-46.34%	0	2008
	16.833637	18.925714	12.43%	0	2007
	15.830998	16.833637	6.33%	0	2006
	15.291700	15.830998	3.53%	0	2005
	14.517548	15.291700	5.33%	0	2004
	11.255526	14.517548	28.98%	0	2003
	15.623539	11.255526	-27.96%	0	2002

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	18.492103	21.124693	14.24%	0	2010
	13.438879	18.492103	37.60%	0	2009
	22.813666	13.438879	-41.09%	0	2008
	21.782493	22.813666	4.73%	0	2007
	18.789648	21.782493	15.93%	0	2006
	16.682960	18.789648	12.63%	0	2005
	14.209351	16.682960	17.41%	0	2004
	10.000000	14.209351	42.09%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	11.575585	13.222428	14.23%	0	2010
	8.407890	11.575585	37.68%	0	2009
	14.271766	8.407890	-41.09%	0	2008
	13.629059	14.271766	4.72%	0	2007
	11.756121	13.629059	15.93%	0	2006
	10.440758	11.756121	12.60%	0	2005
	8.895100	10.440758	17.38%	0	2004
	6.314040	8.895100	40.88%	0	2003
	8.232600	6.314040	-23.30%	0	2002

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	2.482612	2.804484	12.97%	0	2010
	1.988444	2.482612	24.85%	0	2009
	9.563886	1.988444	-79.21%	0	2008
	10.000000	9.563886	-4.36%	0	2007*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	2.679489	3.030282	13.09%	0	2010
	2.170717	2.679489	23.44%	0	2009
	10.333299	2.170717	-78.99%	0	2008
	10.502191	10.333299	-1.61%	0	2007
	10.000000	10.502191	5.02%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	11.784682	13.477836	14.37%	0	2010
	9.326193	11.784682	26.36%	0	2009
	15.388393	9.326193	-39.39%	0	2008
	14.962113	15.388393	2.85%	0	2007
	13.205210	14.962113	13.30%	0	2006
	12.649738	13.205210	4.39%	0	2005
	11.732516	12.649738	7.82%	0	2004
	9.399555	11.732516	24.82%	0	2003
	11.751920	9.399555	-20.02%	0	2002

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares - Q/NQ	8.047221	9.781928	21.56%	339	2010
	5.954845	8.047221	35.14%	339	2009
	9.724370	5.954845	-38.76%	340	2008
	9.994196	9.724370	-2.70%	307	2007
	10.000000	9.994196	-0.06%	286	2006*

Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ	11.277175	14.159062	25.56%	57	2010
	8.633683	11.277175	30.62%	58	2009
	17.209838	8.633683	-49.83%	58	2008
	16.432771	17.209838	4.73%	58	2007
	16.203447	16.432771	1.42%	58	2006
	14.644219	16.203447	10.65%	58	2005
	12.412379	14.644219	17.98%	58	2004
	10.033548	12.412379	23.71%	59	2003
	14.107081	10.033548	-28.88%	59	2002

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.856139	11.695500	7.73%	0	2010
	10.000000	10.856139	8.56%	0	2009

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.935503	11.330057	3.61%	0	2010
	10.000000	10.935503	9.36%	0	2009

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ	11.774218	12.538344	6.49%	0	2010
	10.100445	11.774218	16.57%	0	2009
	11.028989	10.100445	-8.42%	0	2008
	10.120458	11.028989	8.98%	0	2007
	10.000000	10.120458	1.20%	0	2006*

PIMCO Variable Insurance Trust -Total Return Portfolio: Administrative Class - Q/NQ	12.867331	13.702636	6.49%	0	2010
	11.456166	12.867331	12.32%	0	2009
	11.103352	11.456166	3.18%	0	2008
	10.366984	11.103352	7.10%	0	2007
	10.000000	10.366984	3.67%	0	2006*

Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ	9.791276	12.534159	28.01%	0	2010
	6.289634	9.791276	55.67%	0	2009
	11.256238	6.289634	-44.12%	0	2008
	10.991407	11.256238	2.41%	0	2007
	10.000000	10.991407	9.91%	0	2006*

SBL Fund - Series D (Global Series) - Q/NQ	8.902877	10.145294	13.96%	0	2010
	7.549055	8.902877	17.93%	0	2009
	12.439008	7.549055	-39.31%	0	2008
	11.598891	12.439008	7.24%	0	2007
	10.000000	11.598891	15.99%	0	2006*

SBL Fund - Series J (Mid Cap Growth Series) - Q/NQ	7.628231	9.330339	22.31%	0	2010
	5.379457	7.628231	41.80%	0	2009
	9.097298	5.379457	-40.87%	0	2008
	10.312149	9.097298	-11.78%	0	2007
	10.000000	10.312149	3.12%	0	2006*

SBL Fund - Series N (Managed Asset Allocation Series) - Q/NQ	10.195562	11.103408	8.90%	0	2010
	8.239202	10.195562	23.74%	0	2009
	11.490037	8.239202	-28.29%	0	2008
	11.001693	11.490037	4.44%	0	2007
	10.000000	11.001693	10.02%	0	2006*

SBL Fund - Series O (All Cap Value Series) - Q/NQ	9.159756	10.521534	14.87%	0	2010
	6.991427	9.159756	31.01%	0	2009
	11.527802	6.991427	-39.35%	0	2008
	11.383794	11.527802	1.27%	0	2007
	10.000000	11.383794	13.84%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

SBL Fund - Series P (High Yield Series) - Q/NQ	12.469962	14.178438	13.70%	0	2010
	7.328317	12.469962	70.16%	0	2009
	10.625490	7.328317	-31.03%	0	2008
	10.568800	10.625490	0.54%	0	2007
	10.000000	10.568800	5.69%	0	2006*

SBL Fund - Series Q (Small Cap Value Series) - Q/NQ	10.892292	13.077044	20.06%	0	2010
	7.091623	10.892292	53.59%	0	2009
	11.723275	7.091623	-39.51%	0	2008
	10.796002	11.723275	8.59%	0	2007
	10.000000	10.796002	7.96%	0	2006*

SBL Fund - Series V (Mid Cap Value Series) - Q/NQ	10.766290	12.492434	16.03%	0	2010
	7.594298	10.766290	41.77%	0	2009
	10.777996	7.594298	-29.54%	0	2008
	10.743245	10.777996	0.32%	0	2007
	10.000000	10.743245	7.43%	0	2006*

SBL Fund - Series X (Small Cap Growth Series) - Q/NQ	7.444983	9.540570	28.15%	0	2010
	5.590692	7.444983	33.17%	0	2009
	10.755028	5.590692	-48.02%	0	2008
	10.340219	10.755028	4.01%	0	2007
	10.000000	10.340219	3.40%	0	2006*

SBL Fund - Series Y (Large Cap Concentrated Growth Series) - Q/NQ	8.131464	9.343006	14.90%	0	2010
	6.193861	8.131464	31.28%	0	2009
	9.992694	6.193861	-38.02%	0	2008
	10.814168	9.992694	-7.60%	0	2007
	10.000000	10.814168	8.14%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ	10.000000	10.530386	5.30%	0	2010*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	10.314278	10.885477	5.54%	0	2010
	9.550224	10.314278	8.00%	0	2009
	10.797546	9.550224	-11.55%	0	2008
	10.395936	10.797546	3.86%	0	2007
	10.000000	10.395936	3.96%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	34.490539	37.284043	8.10%	0	2010
	26.891737	34.490539	28.26%	0	2009
	32.110447	26.891737	-16.25%	0	2008
	30.603032	32.110447	4.93%	0	2007
	28.037652	30.603032	9.15%	0	2006
	25.356933	28.037652	10.57%	0	2005
	23.389566	25.356933	8.41%	0	2004
	18.570832	23.389566	25.95%	0	2003
	17.261739	18.570832	7.58%	0	2002

The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class I - Q/NQ	12.762092	13.285251	4.10%	0	2010
	9.776243	12.762092	30.54%	0	2009
	17.924126	9.776243	-45.46%	0	2008
	15.881416	17.924126	12.86%	0	2007
	12.884245	15.881416	23.26%	0	2006
	11.776394	12.884245	9.41%	0	2005
	10.184725	11.776394	15.63%	0	2004
	8.114795	10.184725	25.51%	0	2003
	10.000000	8.114795	-18.85%	0	2002*

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Class R1 - Q/NQ	22.246184	27.799572	24.96%	0	2010
	10.583445	22.246184	110.20%	0	2009
	30.483292	10.583445	-65.28%	0	2008
	22.498101	30.483292	35.49%	0	2007
	16.368454	22.498101	37.45%	0	2006
	12.601515	16.368454	29.89%	0	2005
	10.000000	12.601515	26.02%	0	2004*

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ	43.813936	54.740934	24.94%	0	2010
	20.865450	43.813936	109.98%	0	2009
	60.148122	20.865450	-65.31%	0	2008
	44.376351	60.148122	35.54%	0	2007
	32.295777	44.376351	37.41%	0	2006
	24.838435	32.295777	30.02%	0	2005
	20.030473	24.838435	24.00%	0	2004
	13.188423	20.030473	51.88%	0	2003
	13.789595	13.188423	-4.36%	0	2002

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Class R1 - Q/NQ	26.932078	34.289540	27.32%	0	2010
	17.346970	26.932078	55.26%	0	2009
	32.673221	17.346970	-46.91%	0	2008
	22.826527	32.673221	43.14%	0	2007
	18.607412	22.826527	22.67%	0	2006
	12.458870	18.607412	49.35%	0	2005
	10.000000	12.458870	24.59%	0	2004*

Van Eck VIP Trust - Van Eck Global Hard Assets Fund: Initial Class - Q/NQ	41.237130	52.494310	27.30%	0	2010
	26.575168	41.237130	55.17%	0	2009
	50.080524	26.575168	-46.94%	0	2008
	34.980940	50.080524	43.17%	0	2007
	28.525563	34.980940	22.63%	0	2006
	19.092790	28.525563	49.40%	0	2005
	15.602972	19.092790	22.37%	0	2004
	10.940542	15.602972	42.62%	0	2003
	11.431171	10.940542	-4.29%	0	2002

Wells Fargo Variable Trust - VT Small Cap Growth Fund - Q/NQ	13.069260	16.319922	24.87%	0	2010
	10.000000	13.069260	30.69%	0	2009*

Additional Contract Options Elected (Total 1.55%)
(Variable account charges of 1.55% of the daily net assets of the variable account)

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	14.069675	17.534886	24.63%	0	2010
	10.017824	14.069675	40.45%	0	2009
	15.837244	10.017824	-36.75%	0	2008*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	12.060795	12.481724	3.49%	59	2010
	11.115274	12.060795	8.51%	59	2009
	11.472534	11.115274	-3.11%	59	2008
	10.643627	11.472534	7.79%	33	2007

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	11.343661	12.747859	12.38%	0	2010
	9.756634	11.343661	16.27%	0	2009
	15.150584	9.756634	-35.60%	0	2008
	15.400828	15.150584	-1.62%	0	2007

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	13.783241	15.373629	11.54%	0	2010
	10.466302	13.783241	31.69%	0	2009
	19.267971	10.466302	-45.68%	0	2008
	16.579251	19.267971	16.22%	0	2007

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	10.114983	11.875646	17.41%	0	2010
	7.906617	10.114983	27.93%	0	2009
	10.616031	7.906617	-25.52%	0	2008
	11.038582	10.616031	-3.83%	0	2007

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	16.762603	18.718136	11.67%	0	2010
	14.204930	16.762603	18.01%	0	2009
	19.705270	14.204930	-27.91%	0	2008
	21.101512	19.705270	-6.62%	0	2007

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	12.051594	13.023023	8.06%	0	2010
	10.000000	12.051594	20.52%	0	2009*

Credit Suisse Trust - International Equity Flex III Portfolio - Q/NQ	10.100225	11.160069	10.49%	0	2010
	10.000000	10.100225	1.00%	0	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Credit Suisse Trust - U.S. Equity Flex I Portfolio - Q/NQ	10.834407	12.208879	12.69%	0	2010

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	12.037287	14.911599	23.88%	0	2010
	9.779387	12.037287	23.09%	0	2009
	14.378592	9.779387	-31.99%	0	2008
	14.702514	14.378592	-2.20%	0	2007

Dreyfus Socially Responsible Growth Fund, Inc. (The) - Initial Shares - Q/NQ	9.801238	11.079069	13.04%	0	2010
	7.443071	9.801238	31.68%	0	2009
	11.529422	7.443071	-35.44%	0	2008
	10.865963	11.529422	6.11%	0	2007

Dreyfus Stock Index Fund, Inc. - Initial Shares - Q/NQ	11.225947	12.692005	13.06%	0	2010
	9.025801	11.225947	24.38%	0	2009
	14.585446	9.025801	-38.12%	0	2008
	14.076570	14.585446	3.62%	0	2007

Dreyfus Variable Investment Fund -Appreciation Portfolio: Initial Shares - Q/NQ	12.476865	14.165149	13.53%	0	2010
	10.340571	12.476865	20.66%	0	2009
	14.909523	10.340571	-30.64%	0	2008
	14.137200	14.909523	5.46%	0	2007

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	14.666819	15.667536	6.82%	0	2010
	12.369872	14.666819	18.57%	0	2009
	13.552311	12.369872	-8.72%	0	2008
	13.063536	13.552311	3.74%	0	2007

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ	10.119745	11.231942	10.99%	0	2010
	8.279353	10.119745	22.23%	0	2009
	11.224535	8.279353	-26.24%	0	2008
	10.494851	11.224535	6.95%	0	2007

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ	9.577005	10.797738	12.75%	0	2010
	7.554008	9.577005	26.78%	0	2009
	11.403328	7.554008	-33.76%	0	2008
	10.514805	11.403328	8.45%	0	2007

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ	9.095709	10.387560	14.20%	0	2010
	7.030879	9.095709	29.37%	0	2009
	11.533156	7.030879	-39.04%	0	2008
	10.534920	11.533156	9.48%	0	2007

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ	17.474549	20.147227	15.29%	0	2010
	13.083461	17.474549	33.56%	509	2009
	23.158696	13.083461	-43.51%	509	2008
	20.020089	23.158696	15.68%	251	2007

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	8.752400	10.267563	17.31%	0	2010
	6.024270	8.752400	45.29%	0	2009
	13.421070	6.024270	-55.11%	0	2008
	9.360928	13.421070	43.37%	0	2007

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	12.533482	14.201119	13.31%	578	2010
	9.790590	12.533482	28.02%	578	2009
	17.357577	9.790590	-43.59%	578	2008
	17.385893	17.357577	-0.16%	269	2007

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	7.652780	9.316445	21.74%	0	2010
	5.334388	7.652780	43.46%	0	2009
	12.057582	5.334388	-55.76%	0	2008
	9.954596	12.057582	21.13%	0	2007

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	10.104505	12.341186	22.14%	0	2010
	8.009173	10.104505	26.16%	0	2009
	15.418206	8.009173	-48.05%	0	2008
	12.345038	15.418206	24.89%	0	2007

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	11.850852	13.275911	12.02%	0	2010
	8.372353	11.850852	41.55%	0	2009
	11.348609	8.372353	-26.23%	0	2008
	11.229923	11.348609	1.06%	0	2007

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ	10.238503	11.457005	11.90%	0	2010
	7.225384	10.238503	41.70%	0	2009
	9.782807	7.225384	-26.14%	0	2008
	10.000000	9.782807	-2.17%	0	2007

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	11.914564	12.630703	6.01%	0	2010
	10.462273	11.914564	13.88%	0	2009
	10.994792	10.462273	-4.84%	0	2008
	10.717458	10.994792	2.59%	0	2007

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	9.183259	11.636116	26.71%	0	2010
	6.662004	9.183259	37.85%	0	2009
	11.186819	6.662004	-40.45%	0	2008
	9.839985	11.186819	13.69%	0	2007

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	14.047583	15.626882	11.24%	0	2010
	11.285190	14.047583	24.48%	0	2009
	20.420848	11.285190	-44.74%	0	2008
	17.698704	20.420848	15.38%	0	2007

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	13.127680	14.605820	11.26%	0	2010
	10.541812	13.127680	24.53%	0	2009
	19.080088	10.541812	-44.75%	0	2008
	16.534063	19.080088	15.40%	0	2007

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	11.586518	14.424782	24.50%	75	2010
	7.477240	11.586518	54.96%	75	2009
	15.556357	7.477240	-51.93%	75	2008
	14.964645	15.556357	3.95%	34	2007

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.482089	11.627489	10.93%	0	2010
	7.852078	10.482089	33.49%	0	2009
	11.338348	7.852078	-30.75%	0	2008
	11.100789	11.338348	2.14%	0	2007

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	8.170719	10.314430	26.24%	0	2010
	6.425835	8.170719	27.15%	0	2009
	9.744526	6.425835	-34.06%	0	2008
	10.140131	9.744526	-3.90%	0	2007

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	8.446738	9.168592	8.55%	0	2010
	6.587021	8.446738	28.23%	0	2009
	10.000000	6.587021	-34.13%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	10.686648	12.363780	15.69%	0	2010
	6.287761	10.686648	69.96%	0	2009
	13.495083	6.287761	-53.41%	0	2008
	10.651851	13.495083	26.69%	0	2007

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ	14.167112	15.157673	6.99%	0	2010
	10.477627	14.167112	35.21%	0	2009
	17.807816	10.477627	-41.16%	0	2008
	15.623013	17.807816	13.98%	0	2007

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	9.764383	10.421304	6.73%	0	2010
	7.229077	9.764383	35.07%	0	2009
	12.319021	7.229077	-41.32%	0	2008
	10.839679	12.319021	13.65%	0	2007

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	13.931412	15.687782	12.61%	0	2010
	11.922782	13.931412	16.85%	0	2009
	11.402754	11.922782	4.56%	0	2008
	10.432283	11.402754	9.30%	0	2007

Invesco - Invesco V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	8.697747	9.865082	13.42%	0	2010
	7.318439	8.697747	18.85%	0	2009
	12.956910	7.318439	-43.52%	0	2008
	11.779890	12.956910	9.99%	0	2007

Invesco - Invesco V.I. Capital Development Fund: Series II Shares - Q/NQ	10.757175	12.546867	16.64%	0	2010
	7.695275	10.757175	39.79%	0	2009
	14.784302	7.695275	-47.95%	0	2008
	13.585319	14.784302	8.83%	0	2007

Invesco - Invesco V.I. Global Health Care Fund: Series I Shares - Q/NQ	10.370039	10.749755	3.66%	0	2010
	8.250100	10.370039	25.70%	0	2009
	11.740142	8.250100	-29.73%	0	2008
	10.661992	11.740142	10.11%	0	2007

Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares - Q/NQ	8.355345	9.666579	15.69%	0	2010
	6.452593	8.355345	29.49%	0	2009
	11.841142	6.452593	-45.51%	0	2008
	12.733986	11.841142	-7.01%	0	2007

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco - Invesco V.I. International Growth Fund: Series I Shares - Q/NQ	16.405654	18.229170	11.12%	0	2010
	12.321506	16.405654	33.15%	0	2009
	20.992749	12.321506	-41.31%	0	2008
	18.588802	20.992749	12.93%	0	2007

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	21.143472	22.621790	6.99%	0	2010
	17.174627	21.143472	23.11%	0	2009

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	8.971001	9.404273	4.83%	0	2010
	6.240588	8.971001	43.75%	0	2009
	11.382719	6.240588	-45.17%	0	2008
	8.462578	11.382719	34.51%	0	2007

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	12.143365	14.886414	22.59%	0	2010
	7.851660	12.143365	54.66%	0	2009
	14.215620	7.851660	-44.77%	0	2008
	11.860451	14.215620	19.86%	0	2007

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	3.955620	4.844460	22.47%	0	2010
	2.560843	3.955620	54.47%	0	2009
	4.642758	2.560843	-44.84%	0	2008
	3.875357	4.642758	19.80%	0	2007

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	23.483877	28.907294	23.09%	0	2010
	13.320575	23.483877	76.30%	0	2009
	28.313138	13.320575	-52.95%	0	2008
	22.456808	28.313138	26.08%	0	2007

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	13.624574	16.769353	23.08%	0	2010
	7.728195	13.624574	76.30%	0	2009
	16.432956	7.728195	-52.97%	0	2008
	13.039486	16.432956	26.02%	0	2007

JP Morgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ	11.629845	14.135167	21.54%	0	2010
	9.323754	11.629845	24.73%	0	2009
	14.179487	9.323754	-34.24%	0	2008
	14.059007	14.179487	0.86%	0	2007

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class - Q/NQ	10.000000	10.731658	7.32%	0	2010*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	12.132886	13.284731	9.49%	0	2010
	10.064340	12.132886	20.55%	0	2009
	15.199863	10.064340	-33.79%	0	2008
	14.350718	15.199863	5.92%	0	2007

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.965779	10.329855	3.65%	0	2010
	8.932255	9.965779	11.57%	0	2009
	10.480296	8.932255	-14.77%	0	2008
	10.161335	10.480296	3.14%	0	2007

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	9.958495	11.726980	17.76%	0	2010
	8.240292	9.958495	20.85%	0	2009
	13.829095	8.240292	-40.41%	0	2008
	13.976079	13.829095	-1.05%	0	2007

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	10.842704	13.114504	20.95%	0	2010
	8.379915	10.842704	29.39%	0	2009
	14.056308	8.379915	-40.38%	0	2008
	13.268612	14.056308	5.94%	0	2007

NVITAmerican Century NVIT Growth Fund: Class I - Q/NQ	6.518468	7.652723	17.40%	0	2010
	4.960659	6.518468	31.40%	0	2009
	8.220945	4.960659	-39.66%	0	2008
	6.985741	8.220945	17.68%	0	2007

NVIT American Century NVIT Multi Cap Value Fund: Class I - Q/NQ	12.434223	13.889833	11.71%	0	2010
	10.000000	12.434223	24.34%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	9.170310	10.113208	10.28%	0	2010
	7.547477	9.170310	21.50%	0	2009
	10.917058	7.547477	-30.87%	0	2008
	10.448212	10.917058	4.49%	0	2007

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.359202	10.809588	4.35%	0	2010
	9.382348	10.359202	10.41%	0	2009
	10.573953	9.382348	-11.27%	0	2008
	10.430304	10.573953	1.38%	0	2007

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.173918	11.148227	9.58%	0	2010
	7.297903	10.173918	39.41%	0	2009
	12.080556	7.297903	-39.59%	0	2008
	10.730389	12.080556	12.58%	0	2007

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	8.478706	9.866054	16.36%	0	2010
	6.205551	8.478706	36.63%	0	2009
	11.299224	6.205551	-45.08%	0	2008
	10.257600	11.299224	10.15%	0	2007

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	7.680104	8.390989	9.26%	0	2010
	5.969082	7.680104	28.66%	0	2009
	9.789543	5.969082	-39.03%	0	2008
	10.000000	9.789543	-2.10%	0	2007

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	14.637649	16.306504	11.40%	0	2010
	10.183633	14.637649	43.74%	0	2009
	14.364668	10.183633	-29.11%	0	2008
	14.148553	14.364668	1.53%	0	2007

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.744906	13.084641	11.41%	0	2010
	8.166545	11.744906	43.82%	0	2009
	11.536825	8.166545	-29.21%	0	2008
	11.359568	11.536825	1.56%	0	2007

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ	7.722891	8.789917	13.82%	0	2010
	5.128430	7.722891	50.59%	0	2009
	10.000000	5.128430	-48.72%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	7.917563	9.633034	21.67%	0	2010
	6.114157	7.917563	29.50%	0	2009
	10.000000	6.114157	-38.86%	0	2008*

NVIT NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ	8.072182	9.135711	13.18%	0	2010
	6.346384	8.072182	27.19%	0	2009
	10.000000	6.346384	-36.54%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ	9.326349	10.137305	8.70%	0	2010
	7.906100	9.326349	17.96%	0	2009
	10.000000	7.906100	-20.94%	0	2008*

NVIT NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ	8.783074	9.718279	10.65%	0	2010
	7.185138	8.783074	22.24%	0	2009
	10.000000	7.185138	-28.15%	0	2008*

NVIT NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ	10.074792	10.593192	5.15%	0	2010
	9.054467	10.074792	11.27%	0	2009
	10.000000	9.054467	-9.46%	0	2008*

NVIT NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ	9.055130	9.928511	9.65%	0	2010
	7.542347	9.055130	20.06%	0	2009
	10.000000	7.542347	-24.58%	0	2008*

NVIT NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ	8.502192	9.484680	11.56%	0	2010
	6.822678	8.502192	24.62%	0	2009
	10.000000	6.822678	-31.77%	0	2008*

NVIT NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ	9.599226	10.304217	7.34%	0	2010
	8.285451	9.599226	15.86%	0	2009
	10.000000	8.285451	-17.15%	0	2008*

NVIT NVIT Core Bond Fund: Class I - Q/NQ	10.540779	11.109700	5.40%	0	2010
	9.842156	10.540779	7.10%	0	2009
	10.000000	9.842156	-1.58%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	11.263937	11.989176	6.44%	0	2010
	9.826168	11.263937	14.63%	0	2009
	10.000000	9.826168	-1.74%	0	2008*

NVIT NVIT Emerging Markets Fund: Class I - Q/NQ	22.023367	25.189561	14.38%	0	2010
	13.697545	22.023367	60.78%	0	2009
	32.941605	13.697545	-58.42%	0	2008
	22.985864	32.941605	43.31%	0	2007

NVIT NVIT Emerging Markets Fund: Class III - Q/NQ	24.376212	27.890003	14.41%	63	2010
	15.145084	24.376212	60.95%	63	2009
	36.481374	15.145084	-58.49%	63	2008
	25.461205	36.481374	43.28%	32	2007

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Government Bond Fund: Class I - Q/NQ	14.445190	14.901345	3.16%	0	2010
	14.288471	14.445190	1.10%	0	2009
	13.473320	14.288471	6.05%	0	2008
	12.772282	13.473320	5.49%	0	2007

NVIT NVIT International Equity Fund: Class I - Q/NQ	10.341937	11.535018	11.54%	0	2010
	8.097881	10.341937	27.71%	0	2009
	15.248556	8.097881	-46.89%	0	2008
	12.182757	15.248556	25.17%	0	2007

NVIT NVIT International Equity Fund: Class III - Q/NQ	16.562944	18.470280	11.52%	0	2010
	12.974091	16.562944	27.66%	0	2009
	24.422976	12.974091	-46.88%	0	2008
	19.512150	24.422976	25.17%	0	2007

NVIT NVIT International Index Fund: Class VIII - Q/NQ	8.288047	8.763360	5.73%	0	2010
	6.545828	8.288047	26.62%	0	2009
	11.683575	6.545828	-43.97%	0	2008
	10.849859	11.683575	7.68%	0	2007

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	11.883980	13.411457	12.85%	0	2010
	9.489423	11.883980	25.23%	0	2009
	15.262171	9.489423	-37.82%	0	2008
	14.631960	15.262171	4.31%	0	2007

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	11.519523	12.454099	8.11%	0	2010
	10.000000	11.519523	15.20%	0	2009*

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	12.077950	13.321369	10.29%	0	2010
	10.000000	12.077950	20.78%	0	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.880314	12.385415	4.25%	0	2010
	11.062388	11.880314	7.39%	0	2009
	11.956703	11.062388	-7.48%	0	2008
	11.525753	11.956703	3.74%	0	2007

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	12.042482	13.149831	9.20%	0	2010
	10.267363	12.042482	17.29%	0	2009
	13.578871	10.267363	-24.39%	0	2008
	13.054979	13.578871	4.01%	0	2007

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	12.105449	13.447508	11.09%	0	2010
	9.884870	12.105449	22.46%	0	2009
	14.634701	9.884870	-32.46%	0	2008
	14.005009	14.634701	4.50%	0	2007

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.114345	12.942376	6.84%	0	2010
	10.741025	12.114345	12.79%	0	2009
	12.842197	10.741025	-16.36%	0	2008
	12.323405	12.842197	4.21%	0	2007

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	21.533962	26.755359	24.25%	0	2010
	15.994221	21.533962	34.64%	0	2009
	25.570254	15.994221	-37.45%	0	2008
	24.149432	25.570254	5.88%	0	2007

NVIT NVIT Money Market Fund: Class I - Q/NQ	11.530003	11.351307	-1.55%	0	2010
	11.706618	11.530003	-1.51%	0	2009
	11.651639	11.706618	0.47%	0	2008
	11.294770	11.651639	3.16%	0	2007

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	14.224766	15.487052	8.87%	0	2010
	11.616550	14.224766	22.45%	0	2009
	14.266311	11.616550	-18.57%	0	2008
	13.851522	14.266311	2.99%	0	2007

NVIT NVIT Multi-Manager International Growth Fund: Class I - Q/NQ	13.437789	15.099983	12.37%	0	2010
	10.000000	13.437789	34.38%	0	2009*

NVIT NVIT Multi-Manager International Growth Fund: Class III - Q/NQ	8.163503	9.165199	12.27%	0	2010
	6.076553	8.163503	34.34%	0	2009
	10.000000	6.076553	-39.23%	0	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	14.871436	15.536021	4.47%	0	2010
	11.634171	14.871436	27.83%	0	2009
	22.020598	11.634171	-47.17%	0	2008
	21.732167	22.020598	1.33%	0	2007

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	8.047163	9.151323	13.72%	0	2010
	6.298373	8.047163	27.77%	0	2009
	10.000000	6.298373	-37.02%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ	10.000000	10.406219	4.06%	0	2010*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.880723	8.747553	11.00%	0	2010
	6.282625	7.880723	25.44%	0	2009
	10.000000	6.282625	-37.17%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ	7.777395	9.710454	24.85%	0	2010
	6.214397	7.777395	25.15%	0	2009
	10.000000	6.214397	-37.86%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	8.590080	10.117338	17.78%	0	2010
	6.687632	8.590080	28.45%	0	2009
	10.000000	6.687632	-33.12%	0	2008*

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	11.018517	13.608443	23.51%	0	2010
	8.780713	11.018517	25.49%	0	2009
	16.646531	8.780713	-47.25%	0	2008
	15.407749	16.646531	8.04%	0	2007

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	25.687156	32.017489	24.64%	0	2010
	20.672323	25.687156	24.26%	0	2009
	30.949250	20.672323	-33.21%	0	2008
	33.767343	30.949250	-8.35%	0	2007

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	22.153496	27.332724	23.38%	0	2010
	16.705232	22.153496	32.61%	0	2009
	27.452618	16.705232	-39.15%	0	2008
	27.305066	27.452618	0.54%	0	2007

NVIT NVIT Nationwide Fund: Class I - Q/NQ	10.482532	11.708195	11.69%	0	2010
	8.443977	10.482532	24.14%	0	2009
	14.675695	8.443977	-42.46%	0	2008
	13.780579	14.675695	6.50%	0	2007

NVIT NVIT Real Estate Fund: Class I - Q/NQ	7.197397	9.224641	28.17%	0	2010
	5.587798	7.197397	28.81%	0	2009
	10.000000	5.587798	-44.12%	0	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.376547	10.462925	0.83%	0	2010
	9.840303	10.376547	5.45%	0	2009
	10.000000	9.840303	-1.60%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Worldwide Leaders Fund: Class I - Q/NQ	13.226261	14.513587	9.73%	0	2010
	10.747242	13.226261	23.07%	0	2009
	19.613938	10.747242	-45.21%	0	2008
	16.617558	19.613938	18.03%	0	2007

NVIT NVIT Worldwide Leaders Fund: Class III - Q/NQ	17.875394	19.598114	9.64%	0	2010
	14.525655	17.875394	23.06%	0	2009
	26.502591	14.525655	-45.19%	0	2008
	22.445955	26.502591	18.07%	0	2007

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class I - Q/NQ	12.924568	13.844074	7.11%	731	2010
	10.000000	12.924568	29.25%	0	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	12.899269	13.505359	4.70%	0	2010
	10.000000	12.899269	28.99%	0	2009*

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	10.255537	11.689165	13.98%	0	2010
	8.103526	10.255537	26.56%	0	2009
	13.063813	8.103526	-37.97%	0	2008
	13.571478	13.063813	-3.74%	0	2007

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	14.374787	15.484832	7.72%	0	2010
	10.103262	14.374787	42.28%	0	2009
	18.837030	10.103262	-46.36%	0	2008
	16.763314	18.837030	12.37%	0	2007

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	18.429576	21.042585	14.18%	497	2010
	13.400233	18.429576	37.53%	497	2009
	22.759649	13.400233	-41.12%	497	2008
	21.742014	22.759649	4.68%	238	2007

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	11.518899	13.151006	14.17%	0	2010
	8.370969	11.518899	37.61%	0	2009
	14.216315	8.370969	-41.12%	0	2008
	13.583024	14.216315	4.66%	0	2007

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	2.479231	2.799247	12.91%	0	2010
	1.986750	2.479231	24.79%	0	2009
	9.560634	1.986750	-79.22%	0	2008
	10.000000	9.560634	-4.39%	0	2007

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	2.674491	3.023091	13.03%	0	2010
	2.167769	2.674491	23.38%	0	2009
	10.324542	2.167769	-79.00%	0	2008
	10.498653	10.324542	-1.66%	0	2007

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	11.717558	13.394285	14.31%	0	2010
	9.277785	11.717558	26.30%	0	2009
	15.316318	9.277785	-39.43%	0	2008
	14.899636	15.316318	2.80%	0	2007

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares - Q/NQ	8.032226	9.758750	21.49%	0	2010
	5.946778	8.032226	35.07%	0	2009
	9.716144	5.946778	-38.79%	0	2008
	9.990835	9.716144	-2.75%	0	2007

Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ	11.212926	14.071260	25.49%	67	2010
	8.588847	11.212926	30.55%	67	2009
	17.129200	8.588847	-49.86%	67	2008
	16.364120	17.129200	4.68%	31	2007

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.852457	11.685600	7.68%	0	2010
	10.000000	10.852457	8.52%	0	2009*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.931791	11.320459	3.56%	0	2010
	10.000000	10.931791	9.32%	0	2009*

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ	11.752796	12.509180	6.44%	0	2010
	10.087189	11.752796	16.51%	0	2009
	11.020109	10.087189	-8.47%	0	2008
	10.117473	11.020109	8.92%	0	2007

PIMCO Variable Insurance Trust -Total Return Portfolio: Administrative Class - Q/NQ	12.843922	13.670765	6.44%	0	2010
	11.441129	12.843922	12.26%	0	2009
	11.094409	11.441129	3.13%	0	2008
	10.363926	11.094409	7.05%	0	2007

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ	9.773575	12.505140	27.95%	0	2010
	6.281454	9.773575	55.59%	0	2009
	11.247316	6.281454	-44.15%	0	2008
	10.988299	11.247316	2.36%	0	2007

SBL Fund - Series D (Global Series) - Q/NQ	8.886786	10.121820	13.90%	0	2010
	7.539232	8.886786	17.87%	0	2009
	12.429150	7.539232	-39.34%	0	2008
	11.595612	12.429150	7.19%	0	2007

SBL Fund - Series J (Mid Cap Growth Series) - Q/NQ	7.614397	9.308706	22.25%	0	2010
	5.372434	7.614397	41.73%	0	2009
	9.090064	5.372434	-40.90%	0	2008
	10.309227	9.090064	-11.83%	0	2007

SBL Fund - Series N (Managed Asset Allocation Series) - Q/NQ	10.177148	11.077727	8.85%	0	2010
	8.228485	10.177148	23.68%	0	2009
	11.480932	8.228485	-28.33%	0	2008
	10.998587	11.480932	4.39%	0	2007

SBL Fund - Series O (All Cap Value Series) - Q/NQ	9.143203	10.497200	14.81%	0	2010
	6.982338	9.143203	30.95%	0	2009
	11.518668	6.982338	-39.38%	0	2008
	11.380584	11.518668	1.21%	0	2007

SBL Fund - Series P (High Yield Series) - Q/NQ	12.447422	14.145635	13.64%	0	2010
	7.318776	12.447422	70.08%	0	2009
	10.617056	7.318776	-31.07%	0	2008
	10.565815	10.617056	0.48%	0	2007

SBL Fund - Series Q (Small Cap Value Series) - Q/NQ	10.872598	13.046782	20.00%	0	2010
	7.082398	10.872598	53.52%	0	2009
	11.713981	7.082398	-39.54%	0	2008
	10.792948	11.713981	8.53%	0	2007

SBL Fund - Series V (Mid Cap Value Series) - Q/NQ	10.746830	12.463535	15.97%	0	2010
	7.584413	10.746830	41.70%	0	2009
	10.769443	7.584413	-29.57%	0	2008
	10.740205	10.769443	0.27%	0	2007

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

SBL Fund - Series X (Small Cap Growth Series) - Q/NQ	7.431509	9.518484	28.08%	0	2010
	5.583414	7.431509	33.10%	0	2009
	10.746502	5.583414	-48.04%	0	2008
	10.337299	10.746502	3.96%	0	2007

SBL Fund - Series Y (Large Cap Concentrated Growth Series) - Q/NQ	8.116762	9.321384	14.84%	0	2010
	6.185807	8.116762	31.22%	0	2009
	9.984781	6.185807	-38.05%	0	2008
	10.811115	9.984781	-7.64%	0	2007

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ	10.000000	10.526842	5.27%	0	2010*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	10.295079	10.859702	5.48%	0	2010
	9.537279	10.295079	7.95%	0	2009
	10.788393	9.537279	-11.60%	0	2008
	10.392434	10.788393	3.81%	0	2007

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	34.294273	37.053076	8.04%	0	2010
	26.752279	34.294273	28.19%	0	2009
	31.960149	26.752279	-16.29%	0	2008
	30.475338	31.960149	4.87%	0	2007

The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class I - Q/NQ	12.712495	13.226910	4.05%	0	2010
	9.743196	12.712495	30.48%	0	2009
	17.872621	9.743196	-45.49%	0	2008
	15.843866	17.872621	12.80%	0	2007

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Class R1 - Q/NQ	22.182334	27.705740	24.90%	0	2010
	10.558416	22.182334	110.09%	0	2009
	30.426723	10.558416	-65.30%	0	2008
	22.467806	30.426723	35.42%	0	2007

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ	43.564382	54.401580	24.88%	0	2010
	20.757117	43.564382	109.88%	0	2009
	59.866379	20.757117	-65.33%	0	2008
	44.191018	59.866379	35.47%	0	2007

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Class R1 - Q/NQ	26.854769	34.173757	27.25%	0	2010
	17.305968	26.854769	55.18%	0	2009
	32.612600	17.305968	-46.93%	0	2008
	22.795807	32.612600	43.06%	0	2007

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Eck VIP Trust - Van Eck Global Hard Assets Fund: Initial Class - Q/NQ	41.002242	52.168825	27.23%	0	2010
	26.437223	41.002242	55.09%	0	2009
	49.845964	26.437223	-46.96%	0	2008
	34.834877	49.845964	43.09%	0	2007

Wells Fargo Variable Trust - VT Small Cap Growth Fund - Q/NQ	13.064835	16.306131	24.81%	0	2010
	10.000000	13.064835	30.65%	0	2009*

Additional Contract Options Elected (Total 1.60%)
(Variable account charges of 1.60% of the daily net assets of the variable account)

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	14.015000	17.457886	24.57%	0	2010
	9.983965	14.015000	40.38%	0	2009
	15.791750	9.983965	-36.78%	0	2008*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	12.019984	12.433173	3.44%	0	2010
	11.083295	12.019984	8.45%	0	2009
	11.445340	11.083295	-3.16%	0	2008
	10.623823	11.445340	7.73%	0	2007
	10.627401	10.623823	-0.03%	0	2006
	10.633557	10.627401	-0.06%	0	2005
	10.213008	10.633557	4.12%	0	2004
	10.000000	10.213008	2.13%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	11.279060	12.668825	12.32%	0	2010
	9.706000	11.279060	16.21%	0	2009
	15.079630	9.706000	-35.64%	0	2008
	15.336528	15.079630	-1.68%	0	2007
	13.310693	15.336528	15.22%	0	2006
	12.927802	13.310693	2.96%	0	2005
	11.627252	12.927802	11.19%	0	2004
	9.134791	11.627252	27.29%	0	2003
	11.513844	9.134791	-20.66%	0	2002
	12.768846	11.513844	-9.83%	0	2001

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	13.704659	15.278213	11.48%	0	2010
	10.411917	13.704659	31.62%	0	2009
	19.177624	10.411917	-45.71%	0	2008
	16.509933	19.177624	16.16%	0	2007
	13.419312	16.509933	23.03%	0	2006
	12.040921	13.419312	11.45%	0	2005
	10.647602	12.040921	13.09%	0	2004
	8.690538	10.647602	22.52%	0	2003
	11.091611	8.690538	-21.65%	0	2002
	15.916904	11.091611	-30.32%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	10.096145	11.847521	17.35%	0	2010
	7.895892	10.096145	27.87%	0	2009
	10.607030	7.895892	-25.56%	0	2008
	11.034859	10.607030	-3.88%	0	2007
	10.000000	11.034859	10.35%	0	2006*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	16.667097	18.602046	11.61%	0	2010
	14.131173	16.667097	17.95%	0	2009
	19.612934	14.131173	-27.95%	0	2008
	21.013380	19.612934	-6.66%	0	2007
	17.996978	21.013380	16.76%	0	2006
	17.412261	17.996978	3.36%	0	2005
	15.476950	17.412261	12.50%	0	2004
	12.196439	15.476950	26.90%	0	2003
	14.185172	12.196439	-14.02%	0	2002
	12.778642	14.185172	-11.01%	0	2001

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	12.047512	13.012002	8.01%	0	2010
	10.000000	12.047512	20.48%	0	2009*

Credit Suisse Trust - International Equity Flex III Portfolio - Q/NQ	10.099944	11.154091	10.44%	0	2010
	10.000000	10.099944	1.00%	0	2009*

Credit Suisse Trust - U.S. Equity Flex I Portfolio - Q/NQ					2010

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	11.990480	14.846075	23.82%	36	2010
	9.746305	11.990480	23.03%	124	2009
	14.337260	9.746305	-32.02%	125	2008
	14.667756	14.337260	-2.25%	116	2007
	13.028113	14.667756	12.59%	109	2006
	12.346278	13.028113	5.52%	94	2005
	10.294104	12.346278	19.94%	0	2004
	7.592743	10.294104	35.58%	0	2003
	10.000000	7.592743	-24.07%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Socially Responsible Growth Fund, Inc. (The) - Initial Shares - Q/NQ	9.745324	11.010271	12.98%	0	2010
	7.404379	9.745324	31.62%	0	2009
	11.475348	7.404379	-35.48%	0	2008
	10.820520	11.475348	6.05%	0	2007
	10.069512	10.820520	7.46%	0	2006
	9.875708	10.069512	1.96%	0	2005
	9.449413	9.875708	4.51%	0	2004
	7.621164	9.449413	23.99%	0	2003
	10.900528	7.621164	-30.08%	0	2002
	14.309420	10.900528	-23.82%	0	2001

Dreyfus Stock Index Fund, Inc. - Initial Shares - Q/NQ	11.162010	12.613314	13.00%	0	2010
	8.978954	11.162010	24.31%	12	2009
	14.517123	8.978954	-38.15%	12	2008
	14.017785	14.517123	3.56%	12	2007
	12.333598	14.017785	13.66%	12	2006
	11.971890	12.333598	3.02%	0	2005
	10.996431	11.971890	8.87%	0	2004
	8.705780	10.996431	26.31%	0	2003
	11.395964	8.705780	-23.61%	0	2002
	13.188992	11.395964	-13.59%	0	2001

Dreyfus Variable Investment Fund -Appreciation Portfolio: Initial Shares - Q/NQ	12.405791	14.077306	13.47%	0	2010
	10.286873	12.405791	20.60%	0	2009
	14.839651	10.286873	-30.68%	0	2008
	14.078129	14.839651	5.41%	0	2007
	12.282546	14.078129	14.62%	0	2006
	11.958170	12.282546	2.71%	0	2005
	11.568814	11.958170	3.37%	0	2004
	9.702740	11.568814	19.23%	0	2003
	11.839596	9.702740	-18.05%	0	2002
	13.268495	11.839596	-10.77	0	2001

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	14.587620	15.575011	6.77%	0	2010
	12.309331	14.587620	18.51%	0	2009
	13.492834	12.309331	-8.77%	0	2008
	13.012844	13.492834	3.69%	0	2007
	12.696417	13.012844	2.49%	0	2006
	12.737045	12.696417	-0.32%	0	2005
	12.491949	12.737045	1.96%	0	2004
	12.131471	12.491949	2.97%	0	2003
	11.278978	12.131471	7.56%	0	2002
	10.612780	11.278978	6.28%	165	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ	10.100892	11.205328	10.93%	0	2010
	8.268135	10.100892	22.17%	0	2009
	11.215025	8.268135	-26.28%	0	2008
	10.491320	11.215025	6.90%	0	2007
	10.000000	10.491320	4.91%	0	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ	9.559189	10.772181	12.69%	0	2010
	7.543784	9.559189	26.72%	0	2009
	11.393675	7.543784	-33.79%	0	2008
	10.511263	11.393675	8.39%	0	2007
	10.000000	10.511263	5.11%	0	2006*

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ	9.078750	10.362941	14.15%	0	2010
	7.021341	9.078750	29.30%	0	2009
	11.523387	7.021341	-39.07%	0	2008
	10.531372	11.523387	9.42%	0	2007
	10.000000	10.531372	5.31%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ	17.374968	20.022271	15.24%	0	2010
	13.015516	17.374968	33.49%	0	2009
	23.050179	13.015516	-43.53%	0	2008
	19.936457	23.050179	15.62%	0	2007
	18.155558	19.936457	9.81%	0	2006
	15.789650	18.155558	14.98%	0	2005
	13.912260	15.789650	13.49%	0	2004
	11.015156	13.912260	26.30%	0	2003
	12.359225	11.015156	-10.88%	0	2002
	14.333260	12.359225	-13.77%	0	2001

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	8.736084	10.243222	17.25%	0	2010
	6.016095	8.736084	45.21%	0	2009
	13.409697	6.016095	-55.14%	0	2008
	9.357772	13.409697	43.30%	0	2007
	10.000000	9.357772	-6.42%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	12.462004	14.112961	13.25%	301	2010
	9.739694	12.462004	27.95%	1,068	2009
	17.276143	9.739694	-43.62%	1,070	2008
	17.313177	17.276143	-0.21%	941	2007
	14.651799	17.313177	18.16%	840	2006
	14.078719	14.651799	4.07%	713	2005
	12.845461	14.078719	9.60%	0	2004
	10.024679	12.845461	28.14%	0	2003
	12.274215	10.024679	-18.33%	0	2002
	13.143893	12.274215	-6.62%	0	2001

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	7.609170	9.258653	21.68%	0	2010
	5.306677	7.609170	43.39%	0	2009
	12.001064	5.306677	-55.78%	0	2008
	9.913004	12.001064	21.06%	0	2007
	9.566623	9.913004	3.62%	0	2006
	8.930329	9.566623	7.13%	0	2005
	8.477086	8.930329	5.35%	0	2004
	6.644054	8.477086	27.59%	0	2003
	8.647434	6.644054	-23.17%	0	2002
	10.272119	8.647434	-15.82%	0	2001

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	10.046888	12.264579	22.07%	0	2010
	7.967548	10.046888	26.10%	0	2009
	15.345904	7.967548	-48.08%	0	2008
	12.293412	15.345904	24.83%	0	2007
	11.704811	12.293412	5.03%	0	2006
	11.256004	11.704811	3.99%	0	2005
	11.077503	11.256004	1.61%	0	2004
	8.478157	11.077503	30.66%	0	2003
	12.344049	8.478157	-31.32%	0	2002
	15.249368	12.344049	-19.05%	0	2001

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	11.783305	13.193532	11.97%	0	2010
	8.328857	11.783305	41.48%	0	2009
	11.295399	8.328857	-26.26%	0	2008
	11.182974	11.295399	1.01%	0	2007
	10.221727	11.182974	9.40%	0	2006
	10.131831	10.221727	0.89%	0	2005
	9.406006	10.131831	7.72%	0	2004
	7.528392	9.406006	24.94%	0	2003
	7.383653	7.528392	1.96%	0	2002
	8.517712	7.383653	-13.31%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ	10.224645	11.435687	11.84%	0	2010
	7.219256	10.224645	41.63%	0	2009
	9.779485	7.219256	-26.18%	0	2008
	10.000000	9.779485	-2.21%	0	2007*

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	11.874274	12.581595	5.96%	81	2010
	10.432191	11.874274	13.82%	81	2009
	10.968752	10.432191	-4.89%	78	2008
	10.697536	10.968752	2.54%	64	2007
	10.422813	10.697536	2.64%	43	2006
	10.375977	10.422813	0.45%	0	2005
	10.108120	10.375977	2.65%	0	2004
	10.000000	10.108120	1.08%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	9.166128	11.608504	26.65%	0	2010
	6.652963	9.166128	37.78%	0	2009
	11.177345	6.652963	-40.48%	0	2008
	9.836672	11.177345	13.63%	0	2007
	10.000000	9.836672	-1.63%	0	2006*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	13.967551	15.529980	11.19%	0	2010
	11.226594	13.967551	24.41%	0	2009
	20.325159	11.226594	-44.77%	0	2008
	17.624769	20.325159	15.32%	0	2007
	15.185240	17.624769	16.07%	0	2006
	12.970635	15.185240	17.07%	0	2005
	11.614887	12.970635	11.67%	0	2004
	8.242406	11.614887	40.92%	0	2003
	10.515875	8.242406	-21.62%	0	2002
	13.576001	10.515875	-22.54%	0	2001

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	13.076608	14.541610	11.20%	53	2010
	10.506140	13.076608	24.47%	54	2009
	19.025215	10.506140	-44.78%	54	2008
	16.494924	19.025215	15.34%	33	2007
	14.211442	16.494924	16.07%	15	2006
	12.143653	14.211442	17.03%	0	2005
	10.873513	12.143653	11.68%	0	2004
	7.713742	10.873513	40.96%	0	2003
	10.000000	7.713742	-22.86%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	11.541464	14.361399	24.43%	0	2010
	7.451953	11.541464	54.88%	0	2009
	15.511651	7.451953	-51.96%	0	2008
	14.929260	15.511651	3.90%	0	2007
	13.056524	14.929260	14.34%	0	2006
	12.937705	13.056524	0.92%	0	2005
	11.534626	12.937705	12.16%	0	2004
	7.428775	11.534626	55.27%	0	2003
	10.000000	7.428775	-25.71%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.462580	11.599971	10.87%	0	2010
	7.841436	10.462580	33.43%	0	2009
	11.328748	7.841436	-30.78%	0	2008
	11.097057	11.328748	2.09%	0	2007
	10.000000	11.097057	10.97%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	8.155480	10.289982	26.17%	18	2010
	6.417120	8.155480	27.09%	18	2009
	9.736270	6.417120	-34.09%	0	2008
	10.136721	9.736270	-3.95%	0	2007
	10.000000	10.136721	1.37%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	8.439583	9.156174	8.49%	0	2010
	6.584786	8.439583	28.17%	0	2009
	10.000000	6.584786	-34.15%	0	2008*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	10.666723	12.334464	15.63%	0	2010
	6.279233	10.666723	69.87%	0	2009
	13.483652	6.279233	-53.43%	0	2008
	10.648257	13.483652	26.63%	0	2007
	10.000000	10.648257	6.48%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ	14.112023	15.091064	6.94%	0	2010
	10.442193	14.112023	35.14%	0	2009
	17.756634	10.442193	-41.19%	0	2008
	15.586068	17.756634	13.93%	0	2007
	13.014844	15.586068	19.76%	0	2006
	11.971670	13.014844	8.71%	0	2005
	10.234685	11.971670	16.97%	0	2004
	7.846679	10.234685	30.43%	0	2003
	10.000000	7.846679	-21.53%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	9.746172	10.396586	6.67%	0	2010
	7.219258	9.746172	35.00%	0	2009
	12.308557	7.219258	-41.35%	25	2008
	10.836015	12.308557	13.59%	5	2007
	10.000000	10.836015	8.36%	0	2006*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	13.905472	15.650639	12.55%	0	2010
	11.906623	13.905472	16.79%	0	2009
	11.393085	11.906623	4.51%	0	2008
	10.428766	11.393085	9.25%	0	2007
	10.000000	10.428766	4.29%	0	2006*

Invesco - Invesco V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	8.663914	9.821708	13.36%	0	2010
	7.293671	8.663914	18.79%	0	2009
	12.919640	7.293671	-43.55%	0	2008
	11.752005	12.919640	9.94%	0	2007
	10.000000	11.752005	4.37%	0	2006*

Invesco - Invesco V.I. Capital Development Fund: Series II Shares - Q/NQ	10.726251	12.504449	16.58%	0	2010
	7.677053	10.726251	39.72%	0	2009
	14.756829	7.677053	-47.98%	0	2008
	13.567015	14.756829	8.77%	0	2007
	11.859145	13.567015	14.40%	0	2006*

Invesco - Invesco V.I. Global Health Care Fund: Series I Shares - Q/NQ	10.351307	10.724895	3.61%	0	2010
	8.239374	10.351307	25.63%	0	2009
	11.730836	8.239374	-29.76%	0	2008
	10.658976	11.730836	10.06%	0	2007
	10.000000	10.658976	6.59%	0	2006*

Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares - Q/NQ	8.340207	9.644185	15.63%	0	2010
	6.444185	8.340207	29.42%	0	2009
	11.831754	6.444185	-45.53%	0	2008
	12.730391	11.831754	-7.06%	0	2007
	10.000000	12.730391	27.30%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Invesco - Invesco V.I. International Growth Fund: Series I Shares - Q/NQ	16.341890	18.149100	11.06%	0	2010
	12.279846	16.341890	33.08%	0	2009
	20.932428	12.279846	-41.34%	0	2008
	18.544861	20.932428	12.87%	0	2007
	14.696197	18.544861	26.19%	0	2006
	12.663998	14.696197	16.05%	0	2005
	10.378445	12.663998	22.02%	0	2004
	8.172087	10.378445	27.00%	0	2003
	10.000000	8.172087	-18.28%	0	2002*

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	21.046219	22.506313	6.94%	0	2010
	17.104303	21.046219	23.05%	0	2009*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	8.925862	9.352218	4.78%	0	2010
	6.212331	8.925862	43.68%	0	2009
	11.336953	6.212331	-45.20%	0	2008
	8.432856	11.336953	34.44%	0	2007
	7.853644	8.432856	7.38%	0	2006
	7.090622	7.853644	10.76%	0	2005
	6.108331	7.090622	16.08%	0	2004
	5.162942	6.108331	18.31%	0	2003
	6.241085	5.162942	-17.27%	0	2002
	8.114733	6.241085	-23.09%	0	2001

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	12.096185	14.821055	22.53%	0	2010
	7.825124	12.096185	54.58%	0	2009
	14.174782	7.825124	-44.80%	0	2008
	11.832408	14.174782	19.80%	0	2007
	11.139790	11.832408	6.22%	0	2006
	10.168590	11.139790	9.55%	0	2005
	10.248317	10.168590	-0.78%	0	2004
	7.078454	10.248317	44.78%	0	2003
	10.000000	7.078454	-29.22%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	3.935705	4.817615	22.41%	0	2010
	2.549249	3.935705	54.39%	0	2009
	4.624093	2.549249	-44.87%	0	2008
	3.861747	4.624093	19.74%	0	2007
	3.639474	3.861747	6.11%	0	2006
	3.315514	3.639474	9.77%	0	2005
	3.350462	3.315514	-1.04%	0	2004
	2.324540	3.350462	44.13%	0	2003
	3.999498	2.324540	-41.88%	0	2002
	6.485104	3.999498	-38.33%	0	2001

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	23.392553	28.780274	23.03%	0	2010
	13.275516	23.392553	76.21%	0	2009
	28.231761	13.275516	-52.98%	0	2008
	22.403696	28.231761	26.01%	0	2007
	15.519699	22.403696	44.36%	0	2006
	11.946276	15.519699	29.91%	0	2005
	10.226942	11.946276	16.81%	0	2004
	7.724506	10.226942	32.40%	0	2003
	10.000000	7.724506	-22.75%	0	2002*

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	13.556034	16.676529	23.02%	0	2010
	7.693219	13.556034	76.21%	0	2009
	16.366939	7.693219	-53.00%	0	2008
	12.993737	16.366939	25.96%	0	2007
	9.005239	12.993737	44.29%	0	2006
	6.935852	9.005239	29.84%	0	2005
	5.938819	6.935852	16.79%	0	2004
	4.486092	5.938819	32.38%	0	2003
	6.140922	4.486092	-26.95%	0	2002
	8.151333	6.140922	-24.66%	0	2001

JP Morgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ	11.596447	14.087429	21.48%	0	2010
	9.301704	11.596447	24.67%	0	2009
	14.153158	9.301704	-34.28%	0	2008
	14.040063	14.153158	0.81%	0	2007
	12.211289	14.040063	14.98%	0	2006
	11.362502	12.211289	7.47%	0	2005
	10.000000	11.362502	13.63%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class - Q/NQ	10.000000	10.728047	7.28%	0	2010*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	12.085718	13.226366	9.44%	30	2010
	10.030303	12.085718	20.49%	22	2009
	15.156167	10.030303	-33.82%	0	2008
	14.316771	15.156167	5.86%	0	2007
	12.073182	14.316771	18.58%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.932110	10.289725	3.60%	27	2010
	8.906607	9.932110	11.51%	27	2009
	10.455501	8.906607	-14.81%	42	2008
	10.142483	10.455501	3.09%	21	2007
	9.891322	10.142483	2.54%	0	2006
	9.908686	9.891322	-0.18%	0	2005
	9.991948	9.908686	-0.83%	0	2004
	10.000000	9.991948	-0.08%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	9.919776	11.675464	17.70%	0	2010
	8.212423	9.919776	20.79%	0	2009
	13.789344	8.212423	-40.44%	0	2008
	13.943023	13.789344	-1.10%	0	2007
	13.462114	13.943023	3.57%	0	2006*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	10.811558	13.070198	20.89%	0	2010
	8.360084	10.811558	29.32%	0	2009
	14.030202	8.360084	-40.41%	0	2008
	13.250742	14.030202	5.88%	17	2007
	11.842802	13.250742	11.89%	0	2006
	11.262512	11.842802	5.15%	0	2005
	10.000000	11.262512	12.63%	0	2004*

NVIT American Century NVIT Growth Fund: Class I - Q/NQ	6.481277	7.605196	17.34%	0	2010
	4.934864	6.481277	31.34%	0	2009
	8.182358	4.934864	-39.69%	0	2008
	6.956499	8.182358	17.62%	0	2007
	6.658614	6.956499	4.47%	0	2006
	6.353549	6.658614	4.80%	0	2005
	5.969902	6.353549	6.43%	0	2004
	4.570511	5.969902	30.62%	0	2003
	6.516595	4.570511	-29.86%	0	2002
	9.216406	6.516595	-29.29%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT American Century NVIT Multi Cap Value Fund: Class I - Q/NQ	12.430016	13.878093	11.65%	0	2010
	10.000000	12.430016	24.30%	0	2009*

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	9.153218	10.089236	10.23%	0	2010
	7.537242	9.153218	21.44%	0	2009
	10.907812	7.537242	-30.90%	0	2008
	10.444700	10.907812	4.43%	0	2007
	10.000000	10.444700	4.45%	0	2006*

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.339936	10.783999	4.29%	0	2010
	9.369657	10.339936	10.36%	0	2009
	10.565011	9.369657	-11.31%	0	2008
	10.426790	10.565011	1.33%	0	2007
	10.000000	10.426790	4.27%	0	2006*

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.154988	11.121844	9.52%	0	2010
	7.288016	10.154988	39.34%	0	2009
	12.070327	7.288016	-39.62%	0	2008
	10.726774	12.070327	12.53%	0	2007
	10.000000	10.726774	7.27%	0	2006*

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	8.462921	9.842687	16.30%	0	2010
	6.197142	8.462921	36.56%	336	2009
	11.289658	6.197142	-45.11%	338	2008
	10.254148	11.289658	10.10%	339	2007
	10.000000	10.254148	2.54%	0	2006*

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	7.669690	8.375360	9.20%	0	2010
	5.964017	7.669690	28.60%	0	2009
	9.786217	5.964017	-39.06%	0	2008
	10.000000	9.786217	-2.14%	0	2007*

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	14.554292	16.205416	11.34%	0	2010
	10.130773	14.554292	43.66%	0	2009
	14.297368	10.130773	-29.14%	0	2008
	14.089452	14.297368	1.48%	0	2007
	12.945246	14.089452	8.84%	0	2006
	12.849293	12.945246	0.75%	0	2005
	11.860661	12.849293	8.34%	0	2004
	9.857878	11.860661	20.32%	0	2003
	9.705141	9.857878	1.57%	0	2002
	9.464778	9.705141	2.54%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.717100	13.047033	11.35%	0	2010
	8.151351	11.717100	43.74%	0	2009
	11.521221	8.151351	-29.25%	0	2008
	11.349994	11.521221	1.51%	0	2007
	10.428702	11.349994	8.83%	0	2006
	10.000000	10.428702	4.29%	0	2005

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ	7.716333	8.777979	13.76%	0	2010
	5.126680	7.716333	50.51%	0	2009
	10.000000	5.126680	-48.73%	0	2008*

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	7.910873	9.620016	21.60%	37	2010
	6.112083	7.910873	29.43%	40	2009
	10.000000	6.112083	-38.88%	46	2008*

NVIT NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ	8.065347	9.123333	13.12%	0	2010
	6.344226	8.065347	27.13%	0	2009
	10.000000	6.344226	-36.56%	0	2008*

NVIT NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ	9.318454	10.123577	8.64%	0	2010
	7.903416	9.318454	17.90%	0	2009
	10.000000	7.903416	-20.97%	0	2008*

NVIT NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ	8.775630	9.705119	10.59%	0	2010
	7.182694	8.775630	22.18%	0	2009
	10.000000	7.182694	-28.17%	0	2008*

NVIT NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ	10.066259	10.578841	5.09%	0	2010
	9.051407	10.066259	11.21%	0	2009
	10.000000	9.051407	-9.49%	0	2008*

NVIT NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ	9.047478	9.915082	9.59%	0	2010
	7.539794	9.047478	20.00%	0	2009
	10.000000	7.539794	-24.60%	0	2008*

NVIT NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ	8.494974	9.471826	11.50%	0	2010
	6.820361	8.494974	24.55%	0	2009
	10.000000	6.820361	-31.80%	0	2008*

NVIT NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ	9.591116	10.290272	7.29%	0	2010
	8.282650	9.591116	15.80%	0	2009
	10.000000	8.282650	-17.17%	0	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Core Bond Fund: Class I - Q/NQ	10.531878	11.094680	5.34%	29	2010
	9.838832	10.531878	7.04%	28	2009
	10.000000	9.838832	-1.61%	0	2008*

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	11.254404	11.972943	6.38%	0	2010
	9.822838	11.254404	14.57%	0	2009
	10.000000	9.822838	-1.77%	0	2008*

NVIT NVIT Emerging Markets Fund: Class I - Q/NQ	21.920197	25.058833	14.32%	0	2010
	13.640295	21.920197	60.70%	0	2009
	32.820669	13.640295	-58.44%	0	2008
	22.913162	32.820669	43.24%	0	2007
	17.031036	22.913162	34.54%	0	2006
	13.048349	17.031036	30.52%	0	2005
	10.982304	13.048349	18.81%	0	2004
	6.753156	10.982304	62.62%	0	2003
	8.096093	6.753156	-16.59%	0	2002
	8.678451	8.096093	-6.71%	0	2001

NVIT NVIT Emerging Markets Fund: Class III - Q/NQ	24.281440	27.767477	14.36%	0	2010
	15.093873	24.281440	60.87%	0	2009
	36.376576	15.093873	-58.51%	0	2008
	25.401015	36.376576	43.21%	0	2007
	18.890385	25.401015	34.47%	0	2006
	14.470955	18.890385	30.54%	0	2005
	12.178340	14.470955	18.83%	0	2004
	7.490620	12.178340	62.58%	0	2003
	10.000000	7.49062	-25.09%	0	2002*

NVIT NVIT Government Bond Fund: Class I - Q/NQ	11.994031	13.090279	9.14%	0	2010
	10.231255	11.994031	17.23%	0	2009
	13.538003	10.231255	-24.43%	0	2008
	13.022333	13.538003	3.96%	0	2007
	11.884255	13.022333	9.58%	0	2006
	11.464275	11.884255	3.66%	0	2005
	12.113343	11.464275	7.78%	0	2004
	12.068906	12.113343	0.37%	0	2003
	11.051278	12.068906	9.21%	0	2002
	10.472185	11.051278	5.53%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT International Equity Fund: Class I - Q/NQ	10.293468	11.475116	11.48%	0	2010
	8.064028	10.293468	27.65%	0	2009
	15.192561	8.064028	-46.92%	0	2008
	12.144219	15.192561	25.10%	0	2007
	9.281421	12.144219	30.84%	0	2006
	7.243582	9.281421	28.13%	0	2005
	6.446338	7.243582	12.37%	0	2004
	4.830339	6.446338	33.46%	0	2003
	6.468145	4.830339	-25.32%	0	2002
	9.213885	6.468145	-29.80%	0	2001

NVIT NVIT International Equity Fund: Class III - Q/NQ	16.498556	18.389157	11.46%	49	2010
	12.930219	16.498556	27.60%	329	2009
	24.352789	12.930219	-46.90%	329	2008
	19.466014	24.352789	25.10%	318	2007
	14.878826	19.466014	30.83%	309	2006
	11.615140	14.878826	28.10%	289	2005
	10.322414	11.615140	12.52%	0	2004
	7.751335	10.322414	33.17%	0	2003
	10.000000	7.751335	-22.49%	0	2002*

NVIT NVIT International Index Fund: Class VIII - Q/NQ	8.272622	8.742609	5.68%	0	2010
	6.536956	8.272622	26.55%	0	2009
	11.673690	6.536956	-44.00%	0	2008
	10.846210	11.673690	7.63%	0	2007
	10.000000	10.846210	8.46%	0	2006*

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	11.836163	13.350715	12.80%	0	2010
	9.456041	11.836163	25.17%	0	2009
	15.216240	9.456041	-37.86%	0	2008
	14.595369	15.216240	4.25%	0	2007
	12.691229	14.595369	15.00%	0	2006
	11.949230	12.691229	6.21%	0	2005
	10.649717	11.949230	12.20%	0	2004
	8.207270	10.649717	29.76%	0	2003
	10.000000	8.207270	-17.93%	0	2002*

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	11.515622	12.443560	8.06%	0	2010
	10.000000	11.515622	15.16%	0	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	12.073858	13.310100	10.24%	0	2010
	10.000000	12.073858	20.74%	0	2009*

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.832509	12.329323	4.20%	0	2010
	11.023466	11.832509	7.34%	0	2009
	11.920695	11.023466	-7.53%	0	2008
	11.496915	11.920695	3.69%	0	2007
	11.004985	11.496915	4.47%	0	2006
	10.825457	11.004985	1.66%	0	2005
	10.512395	10.825457	2.98%	0	2004
	9.900522	10.512395	6.18%	0	2003
	10.000000	9.900522	-0.99%	0	2002*

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	11.994031	13.090279	9.14%	0	2010
	10.231255	11.994031	17.23%	0	2009
	13.538003	10.231255	-24.43%	0	2008
	13.022333	13.538003	3.96%	0	2007
	11.884255	13.022333	9.58%	0	2006
	11.464275	11.884255	3.66%	0	2005
	10.636383	11.464275	7.78%	0	2004
	9.003831	10.636383	18.13%	0	2003
	10.000000	9.003831	-9.96%	0	2002*

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	12.056739	13.386601	11.03%	0	2010
	9.850101	12.056739	22.40%	0	2009
	14.590644	9.850101	-32.49%	0	2008
	13.969982	14.590644	4.44%	0	2007
	12.394286	13.969982	12.71%	0	2006
	11.763314	12.394286	5.36%	0	2005
	10.664866	11.763314	10.30%	0	2004
	8.557964	10.664866	24.62%	0	2003
	10.000000	8.557964	-14.42%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.065634	12.883786	6.78%	0	2010
	10.703273	12.065634	12.73%	0	2009
	12.803569	10.703273	-16.40%	0	2008
	12.292621	12.803569	4.16%	0	2007
	11.521507	12.292621	6.69%	0	2006
	11.205635	11.521507	2.82%	0	2005
	10.627027	11.205635	5.44%	0	2004
	9.498578	10.627027	11.88%	0	2003
	10.000000	9.498578	-5.01%	0	2002*

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	21.411209	26.589338	24.18%	43	2010
	15.911129	21.411209	34.57%	203	2009
	25.450372	15.911129	-37.48%	204	2008
	24.048495	25.450372	5.83%	194	2007
	22.239162	24.048495	8.14%	186	2006
	20.160466	22.239162	10.31%	166	2005
	17.703153	20.160466	13.88%	0	2004
	13.360934	17.703153	32.50%	0	2003
	16.031888	13.360934	-16.66%	0	2002
	16.509731	16.031888	-2.89%	0	2001

NVIT NVIT Money Market Fund: Class I - Q/NQ	11.464287	11.280871	-1.60%	0	2010
	11.645810	11.464287	-1.56%	0	2009
	11.597006	11.645810	0.42%	0	2008
	11.247554	11.597006	3.11%	4	2007
	10.934570	11.247554	2.86%	328	2006
	10.823110	10.934570	1.03%	330	2005
	10.910569	10.823110	-0.80%	0	2004
	11.019038	10.910569	-0.98%	0	2003
	11.064171	11.019038	-0.41%	0	2002
	10.853962	11.064171	1.94%	0	2001

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	14.143714	15.390983	8.82%	167	2010
	11.556220	14.143714	22.39%	430	2009
	14.199439	11.556220	-18.61%	431	2008
	13.793632	14.199439	2.94%	376	2007
	13.370415	13.793632	3.17%	322	2006
	13.297326	13.370415	0.55%	278	2005
	12.684724	13.297326	4.83%	0	2004
	11.497820	12.684724	10.32%	0	2003
	10.899202	11.497820	5.49%	0	2002
	10.632058	10.899202	2.51%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager International Growth Fund: Class I - Q/NQ	13.433240	15.087208	12.31%	0	2010
	10.000000	13.433240	34.33%	0	2009*

NVIT NVIT Multi-Manager International Growth Fund: Class III - Q/NQ	8.156600	9.152795	12.21%	28	2010
	6.074489	8.156600	34.28%	34	2009
	10.000000	6.074489	-39.26%	30	2008*

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	14.821136	15.475612	4.42%	0	2010
	11.600705	14.821136	27.76%	0	2009
	21.968445	11.600705	-47.19%	8	2008
	21.691770	21.968445	1.28%	5	2007
	17.958520	21.691770	20.79%	0	2006
	16.286544	17.958520	10.27%	0	2005
	13.762779	16.286544	18.34%	0	2004
	10.000000	13.762779	37.63%	0	2003*

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	8.040348	9.138925	13.66%	68	2010
	6.296237	8.040348	27.70%	20	2009
	10.000000	6.296237	-37.04%	0	2008*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ	10.000000	10.402675	4.03%	0	2010*

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.874053	8.735710	10.94%	0	2010
	6.280491	7.874053	25.37%	0	2009
	10.000000	6.280491	-37.20%	0	2008*

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ	7.770807	9.697319	24.79%	19	2010
	6.212287	7.770807	25.09%	15	2009
	10.000000	6.212287	-37.88%	14	2008*

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	8.582814	10.103648	17.72%	13	2010
	6.685366	8.582814	28.38%	14	2009
	10.000000	6.685366	-33.15%	22	2008*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	10.958964	13.528039	23.44%	401	2010
	8.737691	10.958964	25.42%	401	2009
	16.573416	8.737691	-47.28%	401	2008
	15.347910	16.573416	7.98%	338	2007
	15.112192	15.347910	1.56%	267	2006
	14.207650	15.112192	6.37%	182	2005
	12.730702	14.207650	11.60%	90	2004
	9.635711	12.730702	32.12%	203	2003
	14.679081	9.635711	-34.36%	134	2002
	16.733188	14.679081	-12.28%	0	2001

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	25.540730	31.818823	24.58%	403	2010
	20.564933	25.540730	24.20%	403	2009
	30.804160	20.564933	-33.24%	403	2008
	33.626225	30.804160	-8.39%	345	2007
	29.133262	33.626225	15.42%	277	2006
	28.722942	29.133262	1.43%	196	2005
	24.885091	28.722942	15.42%	103	2004
	16.122626	24.885091	54.35%	246	2003
	22.495777	16.122626	-28.33%	166	2002
	17.823704	22.495777	26.21%	84	2001

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	22.027260	27.163192	23.32%	0	2010
	16.618484	22.027260	32.55%	0	2009
	27.323988	16.618484	-39.18%	4	2008
	27.191015	27.323988	0.49%	2	2007
	24.662918	27.191015	10.25%	0	2006
	22.314210	24.662918	10.53%	0	2005
	19.052645	22.314210	17.12%	0	2004
	13.730651	19.052645	38.76%	0	2003
	16.879142	13.730651	-18.65%	0	2002
	18.388267	16.879142	-8.21%	0	2001

NVIT NVIT Nationwide Fund: Class I - Q/NQ	10.422768	11.635530	11.64%	30	2010
	8.400103	10.422768	24.08%	30	2009
	14.606893	8.400103	-42.49%	34	2008
	13.722966	14.606893	6.44%	15	2007
	12.272927	13.722966	11.81%	0	2006
	11.608061	12.272927	5.73%	0	2005
	10.748649	11.608061	8.00%	0	2004
	8.566400	10.748649	25.47%	0	2003
	10.533860	8.566400	-18.68%	0	2002
	12.141316	10.533860	-13.24%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Real Estate Fund: Class I - Q/NQ	7.191287	9.212138	28.10%	70	2010
	5.585887	7.191287	28.74%	210	2009
	10.000000	5.585887	-44.14%	0	2008*

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.367761	10.448755	0.78%	0	2010
	9.836967	10.367761	5.40%	0	2009
	10.000000	9.836967	-1.63%	0	2008*

NVIT NVIT Worldwide Leaders Fund: Class I - Q/NQ	13.150891	14.423558	9.68%	0	2010
	10.691433	13.150891	23.00%	0	2009
	19.522028	10.691433	-45.23%	0	2008
	16.548136	19.522028	17.97%	0	2007
	13.358929	16.548136	23.87%	0	2006
	11.375654	13.358929	17.43%	0	2005
	9.994811	11.375654	13.82%	0	2004
	7.465251	9.994811	33.88%	0	2003
	10.168561	7.465251	-26.58%	0	2002
	12.729459	10.168561	-20.12%	0	2001

NVIT NVIT Worldwide Leaders Fund: Class III - Q/NQ	17.814941	19.521925	9.58%	0	2010
	14.483883	17.814941	23.00%	0	2009
	26.439851	14.483883	-45.22%	0	2008
	22.404260	26.439851	18.01%	0	2007
	18.096480	22.404260	23.80%	0	2006
	15.409825	18.096480	17.43%	0	2005
	13.539299	15.409825	13.82%	0	2004
	10.000000	13.539299	35.39%	0	2003*

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class I - Q/NQ	12.920205	13.832370	7.06%	114	2010
	10.000000	12.920205	29.20%	0	2009*

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	12.894893	13.493927	4.65%	21	2010
	10.000000	12.894893	28.95%	23	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	10.197096	11.616664	13.92%	84	2010
	8.061443	10.197096	26.49%	77	2009
	13.002593	8.061443	-38.00%	85	2008
	13.514788	13.002593	-3.79%	50	2007
	11.849219	13.514788	14.06%	8	2006
	11.550766	11.849219	2.58%	0	2005
	9.990303	11.550766	15.62%	0	2004
	7.724509	9.990303	29.33%	0	2003
	10.487119	7.724509	-26.34%	0	2002
	12.133258	10.487119	-13.57%	0	2001

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	14.292826	15.388727	7.67%	0	2010
	10.050760	14.292826	42.21%	0	2009
	18.748697	10.050760	-46.39%	0	2008
	16.693231	18.748697	12.31%	0	2007
	15.714870	16.693231	6.23%	0	2006
	15.194913	15.714870	3.42%	0	2005
	14.440322	15.194913	5.23%	0	2004
	11.207016	14.440322	28.85%	0	2003
	15.572047	11.207016	-28.03%	0	2002
	18.103937	15.572047	-13.99%	0	2001

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	18.367259	20.960799	14.12%	0	2010
	13.361713	18.367259	37.46%	0	2009
	22.705776	13.361713	-41.15%	0	2008
	21.701631	22.705776	4.63%	0	2007
	18.738865	21.701631	15.81%	0	2006
	16.654730	18.738865	12.51%	0	2005
	14.199720	16.654730	17.29%	0	2004
	10.000000	14.199720	42.00%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	11.462435	13.079901	14.11%	0	2010
	8.334165	11.462435	37.54%	0	2009
	14.161034	8.334165	-41.15%	0	2008
	13.537128	14.161034	4.61%	0	2007
	11.688662	13.537128	15.81%	0	2006
	10.391353	11.688662	12.48%	0	2005
	8.862004	10.391353	17.26%	0	2004
	6.296936	8.862004	40.74%	0	2003
	8.218658	6.296936	-23.38%	0	2002
	9.496340	8.218658	-13.45%	0	2001

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	2.475866	2.794034	12.85%	0	2010
	1.985066	2.475866	24.72%	0	2009
	9.557390	1.985066	-79.23%	0	2008
	10.000000	9.557390	-4.43%	0	2007*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	2.669500	3.015924	12.98%	0	2010
	2.164825	2.669500	23.31%	0	2009
	10.315805	2.164825	-79.01%	0	2008
	10.495128	10.315805	-1.71%	0	2007
	10.000000	10.495128	4.95%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	11.650774	13.311181	14.25%	26	2010
	9.229598	11.650774	26.23%	27	2009
	15.244535	9.229598	-39.46%	26	2008
	14.837386	15.244535	2.74%	12	2007
	13.108388	14.837386	13.19%	0	2006
	12.569703	13.108388	4.29%	0	2005
	11.670124	12.569703	7.71%	0	2004
	9.359056	11.670124	24.69%	0	2003
	11.713202	9.359056	-20.10%	0	2002
	13.251196	11.713202	-11.61%	0	2001

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares - Q/NQ	8.017245	9.735621	21.43%	15	2010
	5.938698	8.017245	35.00%	0	2009
	9.707899	5.938698	-38.83%	14	2008
	9.987465	9.707899	-2.80%	4	2007
	10.000000	9.987465	-0.13%	0	2006*

Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ	11.149007	13.983946	25.43%	0	2010
	8.544230	11.149007	30.49%	0	2009
	17.048909	8.544230	-49.88%	0	2008
	16.295740	17.048909	4.62%	0	2007
	16.084619	16.295740	1.31%	0	2006
	14.551544	16.084619	10.54%	0	2005
	12.346352	14.551544	17.86%	0	2004
	9.990303	12.346352	23.58%	0	2003
	14.060573	9.990303	-28.95%	0	2002
	20.792245	14.060573	-32.38%	0	2001

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.848770	11.675695	7.62%	0	2010
	10.000000	10.848770	8.49%	0	2009*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.928078	11.310867	3.50%	11	2010
	10.000000	10.928078	9.28%	10	2009*

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ	11.731404	12.480064	6.38%	0	2010
	10.073944	11.731404	16.45%	0	2009
	11.011231	10.073944	-8.51%	0	2008
	10.114488	11.011231	8.87%	0	2007
	10.000000	10.114488	1.14%	0	2006*

PIMCO Variable Insurance Trust -Total Return Portfolio: Administrative Class - Q/NQ	12.820546	13.638954	6.38%	0	2010
	11.426111	12.820546	12.20%	0	2009
	11.085475	11.426111	3.07%	0	2008
	10.360869	11.085475	6.99%	0	2007
	10.000000	10.360869	3.61%	0	2006*

Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ	9.755878	12.476174	27.88%	0	2010
	6.273267	9.755878	55.52%	0	2009
	11.238387	6.273267	-44.18%	0	2008
	10.985196	11.238387	2.30%	0	2007
	10.000000	10.985196	9.85%	0	2006*

SBL Fund - Series D (Global Series) - Q/NQ	8.870716	10.098400	13.84%	0	2010
	7.529426	8.870716	17.81%	0	2009
	12.419305	7.529426	-39.37%	0	2008
	11.592344	12.419305	7.13%	0	2007
	10.000000	11.592344	15.92%	0	2006*

SBL Fund - Series J (Mid Cap Growth Series) - Q/NQ	7.600635	9.287170	22.19%	0	2010
	5.365446	7.600635	41.66%	0	2009
	9.082860	5.365446	-40.93%	0	2008
	10.306320	9.082860	-11.87%	0	2007
	10.000000	10.306320	3.06%	0	2006*

SBL Fund - Series N (Managed Asset Allocation Series) - Q/NQ	10.158733	11.052074	8.79%	0	2010
	8.217777	10.158733	23.62%	0	2009
	11.471831	8.217777	-28.37%	0	2008
	10.995483	11.471831	4.33%	0	2007
	10.000000	10.995483	9.95%	0	2006*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

SBL Fund - Series O (All Cap Value Series) - Q/NQ	9.126673	10.472894	14.75%	0	2010
	6.973249	9.126673	30.88%	0	2009
	11.509546	6.973249	-39.41%	0	2008
	11.377371	11.509546	1.16%	0	2007
	10.000000	11.377371	13.77%	0	2006*

SBL Fund - Series P (High Yield Series) - Q/NQ	12.424910	14.112888	13.59%	0	2010
	7.309256	12.424910	69.99%	0	2009
	10.608640	7.309256	-31.10%	0	2008
	10.562829	10.608640	0.43%	0	2007
	10.000000	10.562829	5.63%	0	2006*

SBL Fund - Series Q (Small Cap Value Series) - Q/NQ	10.852910	13.016550	19.94%	0	2010
	7.073167	10.852910	53.44%	0	2009
	11.704685	7.073167	-39.57%	0	2008
	10.789901	11.704685	8.48%	0	2007
	10.000000	10.789901	7.90%	0	2006*

SBL Fund - Series V (Mid Cap Value Series) - Q/NQ	10.727384	12.434679	15.92%	0	2010
	7.574542	10.727384	41.62%	0	2009
	10.760906	7.574542	-29.61%	0	2008
	10.737169	10.760906	0.22%	0	2007
	10.000000	10.737169	7.37%	0	2006*

SBL Fund - Series X (Small Cap Growth Series) - Q/NQ	7.418066	9.496453	28.02%	0	2010
	5.576145	7.418066	33.03%	0	2009
	10.737978	5.576145	-48.07%	0	2008
	10.334377	10.737978	3.91%	0	2007
	10.000000	10.334377	3.34%	0	2006*

SBL Fund - Series Y (Large Cap Concentrated Growth Series) - Q/NQ	8.102064	9.299778	14.78%	0	2010
	6.177748	8.102064	31.15%	0	2009
	9.976852	6.177748	-38.08%	0	2008
	10.808065	9.976852	-7.69%	0	2007
	10.000000	10.808065	8.08%	0	2006*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ	10.000000	10.523301	5.23%	0	2010*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	10.275922	10.833986	5.43%	0	2010
	9.524373	10.275922	7.89%	0	2009
	10.779264	9.524373	-11.64%	27	2008
	10.388939	10.779264	3.76%	15	2007
	10.000000	10.388939	3.89%	0	2006*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	34.098904	36.823282	7.99%	0	2010
	26.613380	34.098904	28.13%	0	2009
	31.810375	26.613380	-16.34%	0	2008
	30.348016	31.810375	4.82%	0	2007
	27.832187	30.348016	9.04%	0	2006
	25.196617	27.832187	10.46%	0	2005
	23.265299	25.196617	8.30%	0	2004
	18.490922	23.265299	25.82%	0	2003
	17.204918	18.490922	7.47%	0	2002
	15.882098	17.204918	8.33%	0	2001

The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class I - Q/NQ	12.663054	13.168794	3.99%	0	2010
	9.710238	12.663054	30.41%	0	2009
	17.821247	9.710238	-45.51%	0	2008
	15.806391	17.821247	12.75%	0	2007
	12.836370	15.806391	23.14%	0	2006
	11.744532	12.836370	9.30%	0	2005
	10.167476	11.744532	15.51%	0	2004
	8.109277	10.167476	25.38%	0	2003
	10.000000	8.109277	-18.91%	0	2002*

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Class R1 - Q/NQ	22.118613	27.612148	24.84%	266	2010
	10.533425	22.118613	109.99%	266	2009
	30.370223	10.533425	-65.32%	266	2008
	22.437530	30.370223	35.35%	226	2007
	16.340913	22.437530	37.31%	183	2006
	12.593052	16.340913	29.76%	116	2005
	10.000000	12.593052	25.93%	23	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ	43.316130	54.064138	24.81%	55	2010
	20.649302	43.316130	109.77%	55	2009
	59.585849	20.649302	-65.35%	55	2008
	44.006397	59.585849	35.40%	55	2007
	32.058974	44.006397	37.27%	55	2006
	24.681277	32.058974	29.89%	56	2005
	19.923949	24.681277	23.88%	56	2004
	13.131584	19.923949	51.73%	163	2003
	13.744142	13.131584	-4.46%	112	2002
	14.226803	13.744142	-3.39%	0	2001

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Class R1 - Q/NQ	26.777630	34.058310	27.19%	0	2010
	17.265023	26.777630	55.10%	0	2009
	32.552027	17.265023	-46.96%	0	2008
	22.765085	32.552027	42.99%	0	2007
	18.576124	22.765085	22.55%	0	2006
	12.450500	18.576124	49.20%	0	2005
	10.000000	12.450500	24.51%	0	2004*

Van Eck VIP Trust - Van Eck Global Hard Assets Fund: Initial Class - Q/NQ	40.768529	51.845154	27.17%	0	2010
	26.299894	40.768529	55.01%	0	2009
	49.612322	26.299894	-46.99%	0	2008
	34.689305	49.612322	43.02%	0	2007
	28.316407	34.689305	22.51%	0	2006
	18.971961	28.316407	49.25%	0	2005
	15.519976	18.971961	22.24%	0	2004
	10.893391	15.519976	42.47%	0	2003
	11.393485	10.893391	-4.39%	0	2002
	12.930490	11.393485	-11.89%	0	2001

Wells Fargo Variable Trust - VT Small Cap Growth Fund - Q/NQ	13.060414	16.292339	24.75%	0	2010
	10.000000	13.060414	30.60%	0	2009*

Maximum Contract Options Elected (Total 1.65%)
(Variable account charges of 1.65% of the daily net assets of the variable account)

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	13.960490	17.381158	24.50%	0	2010

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.979304	12.384804	3.39%	0	2010

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	11.214752	12.590202	12.26%	0	2010

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ	13.626560	15.183451	11.43%	0	2010

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	10.077340	11.819444	17.29%	0	2010

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	16.572080	18.486618	11.55%	0	2010

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ	12.043434	13.000998	7.95%	0	2010

Credit Suisse Trust - International Equity Flex III Portfolio - Q/NQ	10.099666	11.148128	10.38%	0	2010

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Credit Suisse Trust - U.S. Equity Flex I Portfolio - Q/NQ	10.831700	12.193451	12.57%	0	2010

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	11.943809	14.780793	23.75%	0	2010

Dreyfus Socially Responsible Growth Fund, Inc. (The) - Initial Shares - Q/NQ	9.689745	10.941923	12.92%	0	2010

Dreyfus Stock Index Fund, Inc. - Initial Shares - Q/NQ	11.098333	12.534993	12.94%	0	2010

Dreyfus Variable Investment Fund -Appreciation Portfolio: Initial Shares - Q/NQ	12.335042	13.989924	13.42%	0	2010

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	14.508802	15.482982	6.71%	0	2010

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ	10.082086	11.178791	10.88%	0	2010

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ	9.541377	10.746652	12.63%	0	2010

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ	9.061840	10.338382	14.09%	0	2010

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ	17.275891	19.897979	15.18%	0	2010

Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ	8.719783	10.218924	17.19%	0	2010

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	12.390959	14.025386	13.19%	0	2010

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ	7.565769	9.201156	21.62%	0	2010

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	9.989586	12.188437	22.01%	0	2010

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ	11.716151	13.111684	11.91%	0	2010

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class R - Q/NQ	10.210790	11.414402	11.79%	0	2010

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	11.834084	12.532648	5.90%	0	2010

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ	9.149056	11.581012	26.58%	0	2010

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	13.887863	15.433555	11.13%	0	2010

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	13.025736	14.477677	11.15%	0	2010

Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ	11.496555	14.298263	24.37%	0	2010

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2 - Q/NQ	10.443102	11.572490	10.81%	0	2010

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	8.140276	10.265572	26.11%	0	2010

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 - Q/NQ	8.432430	9.143771	8.44%	0	2010

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	10.646862	12.305253	15.58%	0	2010

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1 - Q/NQ	14.057145	15.024748	6.88%	0	2010

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	9.728036	10.371969	6.62%	0	2010

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond Securities Fund: Class 3 - Q/NQ	13.879587	15.613571	12.49%	0	2010

Invesco - Invesco V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	8.630216	9.778555	13.31%	0	2010

Invesco - Invesco V.I. Capital Development Fund: Series II Shares - Q/NQ	10.695424	12.462184	16.52%	0	2010

Invesco - Invesco V.I. Global Health Care Fund: Series I Shares - Q/NQ	10.332565	10.700035	3.56%	0	2010

Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares - Q/NQ	8.325135	9.621867	15.58%	0	2010

Invesco - Invesco V.I. International Growth Fund: Series I Shares - Q/NQ	16.278322	18.069341	11.00%	0	2010

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ	20.949286	22.391287	6.88%	0	2010

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	8.880893	9.300365	4.72%	0	2010

Janus Aspen Series - Global Technology Portfolio: Service II Shares - Q/NQ	12.049103	14.755881	22.46%	0	2010

Janus Aspen Series - Global Technology Portfolio: Service Shares - Q/NQ	3.915887	4.790931	22.35%	0	2010

Janus Aspen Series - Overseas Portfolio: Service II Shares - Q/NQ	23.301506	28.653714	22.97%	0	2010

Janus Aspen Series - Overseas Portfolio: Service Shares - Q/NQ	13.487751	16.584115	22.96%	0	2010

JP Morgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ	11.563093	14.039775	21.42%	0	2010

MFS® Variable Insurance Trust II - MFS® International Value Portfolio: Service Class - Q/NQ	10.000000	10.724430	7.24%	0	2010*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	12.038713	13.168233	9.38%	0	2010

Neuberger Berman Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	9.898494	10.249691	3.55%	0	2010

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Small Cap Growth Portfolio: S Class - Q/NQ	9.881167	11.624127	17.64%	0	2010

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	10.780466	13.025977	20.83%	0	2010

NVIT American Century NVIT Growth Fund: Class I - Q/NQ	6.444333	7.558008	17.28%	0	2010

NVIT American Century NVIT Multi Cap Value Fund: Class I - Q/NQ	12.425797	13.866343	11.59%	0	2010

NVIT American Funds NVIT Asset Allocation Fund: Class II - Q/NQ	9.136156	10.065308	10.17%	0	2010

NVIT American Funds NVIT Bond Fund: Class II - Q/NQ	10.320671	10.758440	4.24%	0	2010

NVIT American Funds NVIT Global Growth Fund: Class II - Q/NQ	10.136054	11.095465	9.47%	0	2010

NVIT American Funds NVIT Growth Fund: Class II - Q/NQ	8.447133	9.819331	16.24%	0	2010

NVIT American Funds NVIT Growth-Income Fund: Class II - Q/NQ	7.659289	8.359747	9.15%	0	2010

NVIT Federated NVIT High Income Bond Fund: Class I - Q/NQ	14.471327	16.104864	11.29%	0	2010

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Federated NVIT High Income Bond Fund: Class III - Q/NQ	11.689363	13.009539	11.29%	0	2010

NVIT Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ	7.709797	8.766116	13.70%	0	2010

NVIT Neuberger Berman NVIT Socially Responsible Fund: Class I - Q/NQ	7.904167	9.606980	21.54%	0	2010

NVIT NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ	8.058507	9.110982	13.06%	0	2010

NVIT NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ	9.310557	10.109875	8.59%	0	2010

NVIT NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ	8.768188	9.691973	10.54%	0	2010

NVIT NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ	10.057746	10.564529	5.04%	0	2010

NVIT NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ	9.039810	9.901666	9.53%	0	2010

NVIT NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ	8.487804	9.459031	11.44%	0	2010

NVIT NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ	9.582985	10.276328	7.24%	0	2010

NVIT NVIT Core Bond Fund: Class I - Q/NQ	10.522958	11.079660	5.29%	0	2010

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Core Plus Bond Fund: Class II - Q/NQ	11.244874	11.956729	6.33%	0	2010

NVIT NVIT Emerging Markets Fund: Class I - Q/NQ	21.817344	24.928611	14.26%	0	2010

NVIT NVIT Emerging Markets Fund: Class III - Q/NQ	24.186925	27.645366	14.30%	0	2010

NVIT NVIT Government Bond Fund: Class I - Q/NQ	14.281051	14.717057	3.05%	0	2010

NVIT NVIT International Equity Fund: Class I - Q/NQ	10.245196	11.415524	11.42%	0	2010

NVIT NVIT International Equity Fund: Class III - Q/NQ	16.434372	18.308307	11.40%	0	2010

NVIT NVIT International Index Fund: Class VIII - Q/NQ	8.257188	8.721870	5.63%	0	2010

NVIT NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	11.788571	13.290291	12.74%	0	2010

NVIT NVIT Investor Destinations Balanced Fund: Class II - Q/NQ	11.511714	12.433015	8.00%	0	2010

NVIT NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ	12.069770	13.298836	10.18%	0	2010

NVIT NVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.784925	12.273494	4.15%	0	2010

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Investor Destinations Moderate Fund: Class II - Q/NQ	11.945785	13.030994	9.08%	0	2010

NVIT NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	12.008250	13.325997	10.97%	0	2010

NVIT NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.017093	12.825438	6.73%	0	2010

NVIT NVIT Mid Cap Index Fund: Class I - Q/NQ	21.289110	26.424307	24.12%	0	2010

NVIT NVIT Money Market Fund: Class I - Q/NQ	11.398912	11.210847	-1.65%	0	2010

NVIT NVIT Multi Sector Bond Fund: Class I - Q/NQ	14.063112	15.295503	8.76%	0	2010

NVIT NVIT Multi-Manager International Growth Fund: Class I - Q/NQ	13.428683	15.074438	12.26%	0	2010

NVIT NVIT Multi-Manager International Growth Fund: Class III - Q/NQ	8.149676	9.140387	12.16%	0	2010

NVIT NVIT Multi-Manager International Value Fund: Class III - Q/NQ	14.770986	15.415417	4.36%	0	2010

NVIT NVIT Multi-Manager Large Cap Growth Fund: Class I - Q/NQ	8.033533	9.126546	13.61%	0	2010

NVIT NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ	10.000000	10.399117	3.99%	0	2010*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ	7.867363	8.723860	10.89%	0	2010

NVIT NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ	7.764221	9.684178	24.73%	0	2010

NVIT NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ	8.575528	10.089948	17.66%	0	2010

NVIT NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ	10.899692	13.448046	23.38%	0	2010

NVIT NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ	25.395119	31.621378	24.52%	0	2010

NVIT NVIT Multi-Manager Small Company Fund: Class I - Q/NQ	21.901665	26.994603	23.25%	0	2010

NVIT NVIT Nationwide Fund: Class I - Q/NQ	10.363320	11.563297	11.58%	0	2010

NVIT NVIT Real Estate Fund: Class I - Q/NQ	7.185158	9.199628	28.04%	0	2010

NVIT NVIT Short Term Bond Fund: Class II - Q/NQ	10.358995	10.434627	0.73%	0	2010

NVIT NVIT Worldwide Leaders Fund: Class I - Q/NQ	13.075896	14.334019	9.62%	0	2010

NVIT NVIT Worldwide Leaders Fund: Class III - Q/NQ	17.754680	19.446007	9.53%	0	2010

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

NVIT Oppenheimer NVIT Large Cap Growth Fund: Class I - Q/NQ	12.915827	13.820663	7.01%	0	2010

NVIT Templeton NVIT International Value Fund: Class III - Q/NQ	12.890526	13.482517	4.59%	0	2010

NVIT Van Kampen NVIT Comstock Value Fund: Class I - Q/NQ	10.138888	11.544495	13.86%	0	2010

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	14.211338	15.293218	7.61%	0	2010

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	18.305112	20.879264	14.06%	0	2010

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	11.406210	13.009145	14.05%	0	2010

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 - Q/NQ	2.472500	2.788812	12.79%	0	2010

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	2.664526	3.008767	12.92%	0	2010

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	11.584325	13.228552	14.19%	0	2010

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small- & Mid-Cap Fund®/VA: Non-Service Shares - Q/NQ	8.002283	9.712507	21.37%	0	2010

Oppenheimer Variable Account Funds - Oppenheimer Small- & Mid-Cap Growth Fund/VA: Non-Service Shares - Q/NQ	11.085415	13.897125	25.36%	0	2010

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ	10.845085	11.665801	7.57%	0	2010

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ	10.924366	11.301282	3.45%	0	2010

PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ	11.710042	12.451008	6.33%	0	2010

PIMCO Variable Insurance Trust -Total Return Portfolio: Administrative Class - Q/NQ	12.797194	13.607196	6.33%	0	2010

Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ	9.738231	12.447291	27.82%	0	2010

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

SBL Fund - Series D (Global Series) - Q/NQ	8.854663	10.075009	13.78%	0	2010

SBL Fund - Series J (Mid Cap Growth Series) - Q/NQ	7.586876	9.265645	22.13%	0	2010

SBL Fund - Series N (Managed Asset Allocation Series) - Q/NQ	10.140371	11.026495	8.74%	0	2010

SBL Fund - Series O (All Cap Value Series) - Q/NQ	9.110161	10.448646	14.69%	0	2010

SBL Fund - Series P (High Yield Series) - Q/NQ	12.402468	14.080244	13.53%	0	2010

SBL Fund - Series Q (Small Cap Value Series) - Q/NQ	10.833277	12.986415	19.88%	0	2010

SBL Fund - Series V (Mid Cap Value Series) - Q/NQ	10.707980	12.405887	15.86%	0	2010

SBL Fund - Series X (Small Cap Growth Series) - Q/NQ	7.404625	9.474425	27.95%	0	2010

SBL Fund - Series Y (Large Cap Concentrated Growth Series) - Q/NQ	8.087402	9.278238	14.72%	0	2010

T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ	10.000000	10.519755	5.20%	0	2010*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ	10.256771	10.808313	5.38%	0	2010

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ	33.904538	36.594804	7.93%	0	2010

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class I - Q/NQ	12.613792	13.110918	3.94%	0	2010

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Class R1 - Q/NQ	22.055080	27.518864	24.77%	0	2010

Van Eck VIP Trust - Van Eck VIP Emerging Markets Fund: Initial Class - Q/NQ	43.069151	53.728614	24.75%	0	2010

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Class R1 - Q/NQ	26.700686	33.943206	27.12%	0	2010

Van Eck VIP Trust - Van Eck Global Hard Assets Fund: Initial Class - Q/NQ	40.536170	51.523505	27.11%	0	2010

Wells Fargo Variable Trust - VT Small Cap Growth Fund - Q/NQ	13.055981	16.278538	24.68%	0	2010

Unassociated Document
Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

Contract Owners of Nationwide Variable Account-9:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-9 (comprised of the sub-accounts listed in note 1(b) (collectively, “the Accounts”)) as of December 31, 2010, and the related statements of operations for the year then ended, the statements of changes in contract owners’ equity for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2010, the results of their operations for the year then ended, the changes in contract owners’ equity for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/    KPMG LLP

Columbus, Ohio

March 9, 2011

2

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2010

Assets:
Investments at fair value:
Capital Manager Equity VIF (BBCMAG)
109,591 shares (cost $889,789)	$732,067
Large Cap VIF (BBGI)
152,315 shares (cost $1,639,035)	1,280,969
Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class III (MLVGA3)
2,047,844 shares (cost $27,807,899)	29,673,261
Credit Suisse Trust- International Equity Flex III Portfolio (CSIEF3)
168,822 shares (cost $982,319)	1,109,158
U.S. Equity Flex I Portfolio (WSCP)
335,743 shares (cost $3,865,834)	4,784,332
VA International Equity Fund (HVIE)
340 shares (cost $4,879)	4,922
VA Situs Fund (HVSIT)
1,022 shares (cost $15,310)	15,314
Insurance Trust - Insurance Trust Mid Cap Value Portfolio 1 (JPMMV1)
1,751,577 shares (cost $7,970,968)	11,910,724
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)
3,849 shares (cost $101,953)	113,234
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
3,458,344 shares (cost $112,546,355)	121,872,026
Janus Aspen Series - Global Technology Portfolio - Service II Shares (JAGTS2)
2,903,750 shares (cost $12,461,579)	16,812,712
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
3,502,714 shares (cost $12,842,509)	19,825,363
Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)
2,159,454 shares (cost $105,508,833)	121,706,804
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
1,440,470 shares (cost $46,140,535)	80,723,941
Investors Growth Stock Series - Service Class (MIGSC)
17,548 shares (cost $160,550)	188,812
Mid Cap Growth Series - Service Class (MMCGSC)
291,698 shares (cost $1,705,241)	1,703,518
New Discovery Series - Service Class (MNDSC)
69,976 shares (cost $874,429)	1,241,374
Value Series - Service Class (MVFSC)
2,827,042 shares (cost $33,126,730)	36,270,955
Variable Insurance Trust II - International Value Portfolio - Service Class (MVIVSC)
65,927 shares (cost $944,792)	1,017,260
Core Plus Fixed Income Portfolio - Class I (MSVFI)
367,346 shares (cost $3,691,806)	3,677,135
Core Plus Fixed Income Portfolio - Class II (MSVF2)
88,892 shares (cost $922,186)	888,035
Emerging Markets Debt Portfolio - Class I (MSEM)
1,442,346 shares (cost $11,346,584)	11,740,693
Mid Cap Growth Portfolio - Class I (MSVMG)
5,660 shares (cost $50,732)	68,596
U.S. Real Estate Portfolio - Class I (MSVRE)
86,368 shares (cost $756,541)	1,115,007
AllianceBernstein NVIT Global Fixed Income Fund - Class III (NVAGF3)
140,179 shares (cost $1,589,853)	1,537,762
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
12,413,785 shares (cost $173,307,178)	176,151,613
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)
249,875 shares (cost $3,478,515)	3,535,733
(Continued)

3

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2010

American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
1,997,661 shares (cost $33,390,152)	34,579,508
American Funds NVIT Bond Fund - Class II (GVABD2)
2,612,733 shares (cost $26,253,696)	28,896,829
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
1,242,176 shares (cost $25,857,614)	27,116,711
American Funds NVIT Growth Fund - Class II (GVAGR2)
783,486 shares (cost $41,619,940)	42,535,431
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
360,122 shares (cost $11,487,157)	13,277,688
Federated NVIT High Income Bond Fund - Class I (HIBF)
4,923,302 shares (cost $35,643,267)	33,724,619
Federated NVIT High Income Bond Fund - Class III (HIBF3)
5,453,655 shares (cost $37,023,451)	37,303,003
Gartmore NVIT Emerging Markets Fund - Class I (GEM)
147,737 shares (cost $1,969,296)	1,948,648
Gartmore NVIT Emerging Markets Fund - Class III (GEM3)
4,336,094 shares (cost $51,730,345)	57,106,355
Gartmore NVIT Emerging Markets Fund - Class VI (GEM6)
75,753 shares (cost $759,637)	994,642
Gartmore NVIT International Equity Fund - Class I (GIG)
85,256 shares (cost $647,486)	766,456
Gartmore NVIT International Equity Fund - Class III (GIG3)
2,771,601 shares (cost $23,203,154)	24,944,413
Gartmore NVIT International Equity Fund - Class VI (NVIE6)
6,213 shares (cost $56,216)	55,728
Gartmore NVIT Worldwide Leaders Fund - Class I (GEF)
638,635 shares (cost $5,727,584)	7,203,807
Gartmore NVIT Worldwide Leaders Fund - Class III (GEF3)
453,970 shares (cost $5,826,856)	5,116,237
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
10,192,540 shares (cost $79,032,381)	91,223,232
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
303,797 shares (cost $2,319,124)	3,141,261
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
198 shares (cost $1,504)	2,046
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
298,775 shares (cost $2,376,911)	2,674,036
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
988,587 shares (cost $9,303,884)	10,310,965
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
595,154 shares (cost $5,245,810)	6,034,864
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
889,065 shares (cost $8,956,715)	9,290,729
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
2,004,143 shares (cost $17,579,358)	20,622,631
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
825,860 shares (cost $7,057,364)	8,217,304
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
806,718 shares (cost $7,953,100)	8,478,607
NVIT Core Bond Fund - Class I (NVCBD1)
781,746 shares (cost $8,327,243)	8,231,781
NVIT Core Bond Fund - Class II (NVCBD2)
75,116 shares (cost $765,365)	789,466
NVIT Core Plus Bond Fund - Class II (NVLCP2)
341,657 shares (cost $3,831,098)	3,788,980
NVIT Fund - Class I (TRF)
13,765,527 shares (cost $133,999,641)	125,403,954
(Continued)

4

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2010

NVIT Fund - Class II (TRF2)
68,704 shares (cost $665,922)	623,146
NVIT Government Bond Fund - Class I (GBF)
22,282,118 shares (cost $261,414,116)	256,021,534
NVIT Government Bond Fund - Class II (GBF2)
694,570 shares (cost $8,037,813)	7,952,822
NVIT Growth Fund - Class I (CAF)
2,215,472 shares (cost $23,336,060)	30,883,678
NVIT International Index Fund - Class VIII (GVIX8)
366,268 shares (cost $2,792,344)	3,124,265
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
5,335,318 shares (cost $57,060,466)	49,511,751
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
308,643 shares (cost $3,745,110)	4,012,353
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
78,348 shares (cost $1,038,188)	1,116,458
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
5,460,000 shares (cost $54,252,553)	55,637,400
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
26,525,133 shares (cost $276,668,949)	280,105,400
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
13,358,710 shares (cost $154,460,836)	138,930,580
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
8,036,663 shares (cost $84,868,756)	83,742,028
NVIT Mid Cap Index Fund - Class I (MCIF)
6,618,709 shares (cost $114,266,920)	122,181,367
NVIT Money Market Fund - Class I (SAM)
282,442,464 shares (cost $282,442,464)	282,442,464
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)
1,391 shares (cost $11,799)	13,635
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
6,866,387 shares (cost $52,452,178)	67,153,268
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)
258 shares (cost $3,437)	2,619
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
1,427,739 shares (cost $19,530,109)	14,505,827
NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)
63,197 shares (cost $780,639)	638,922
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
3,162,246 shares (cost $28,614,482)	30,389,180
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
92,598 shares (cost $725,362)	888,012
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
1,142,139 shares (cost $10,125,701)	10,256,408
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
519,982 shares (cost $4,043,548)	4,659,039
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
10,552,678 shares (cost $78,693,021)	112,280,496
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
761,910 shares (cost $5,742,237)	8,045,774
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
7,356,871 shares (cost $61,250,084)	75,775,767
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
1,949,607 shares (cost $25,562,638)	30,082,429
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
33,654 shares (cost $488,605)	508,169
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
11,758,307 shares (cost $130,090,029)	122,874,311
(Continued)

5

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2010

NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
124,648 shares (cost $1,268,770)	1,285,123
NVIT Multi-Manager Small Company Fund - Class I (SCF)
6,915,863 shares (cost $137,349,397)	124,900,492
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
151,824 shares (cost $2,855,911)	2,679,686
NVIT Multi-Sector Bond Fund - Class I (MSBF)
8,204,224 shares (cost $66,538,338)	70,392,240
NVIT Short Term Bond Fund - Class II (NVSTB2)
1,553,193 shares (cost $16,011,985)	16,060,012
Oppenheimer NVIT Large Cap Growth Fund - Class I (NVOLG1)
32,911,738 shares (cost $498,283,741)	499,929,296
Oppenheimer NVIT Large Cap Growth Fund - Class II (NVOLG2)
850,042 shares (cost $12,835,695)	12,878,142
Templeton NVIT International Value Fund - Class III (NVTIV3)
305,314 shares (cost $3,777,044)	3,825,584
Van Kampen NVIT Comstock Value Fund - Class I (EIF)
2,709,655 shares (cost $20,016,370)	27,448,805
Van Kampen NVIT Real Estate Fund - Class I (NVRE1)
12,222,906 shares (cost $80,632,639)	105,361,449
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)
2,710,041 shares (cost $30,711,066)	30,352,456
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
623,780 shares (cost $6,908,107)	7,111,090
Low Duration Portfolio - Advisor Class (PMVLAD)
3,182,357 shares (cost $32,880,683)	33,223,810
V.I. Basic Balanced Fund - Series I (AVB)
21,871 shares (cost $199,290)	201,210
V.I. Basic Value Fund - Series II (AVBV2)
11,446 shares (cost $60,399)	72,569
V.I. Capital Appreciation Fund - Series I (AVCA)
4,016 shares (cost $91,993)	93,563
V.I. Capital Appreciation Fund - Series II (AVCA2)
51,392 shares (cost $889,562)	1,177,912
V.I. Capital Development Fund - Series II (AVCD2)
95,805 shares (cost $1,057,061)	1,247,385
V.I. Core Equity Fund - Series I (AVGI)
18,053 shares (cost $436,456)	487,986
V.I. Core Equity Fund - Series II (AVCE2)
30,121 shares (cost $654,382)	807,854
V.I. Global Health Care Fund - Series I (IVHS)
6,167 shares (cost $85,535)	103,044
V.I. Global Real Estate Fund - Series I (IVRE)
25,229 shares (cost $279,945)	342,605
VPS Growth and Income Portfolio - Class B (ALVGIB)
85,151 shares (cost $1,833,996)	1,448,426
VPS Large Cap Growth Portfolio - Class B (ALVPGB)
59,389 shares (cost $1,482,096)	1,608,252
VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)
611,520 shares (cost $9,262,033)	10,316,346
VP Income & Growth Fund - Class I (ACVIG)
10,894,336 shares (cost $72,445,315)	65,910,732
VP Income & Growth Fund - Class II (ACVIG2)
249,903 shares (cost $1,696,298)	1,511,915
VP Inflation Protection Fund - Class II (ACVIP2)
5,945,021 shares (cost $63,065,404)	65,930,280
VP International Fund - Class I (ACVI)
250,208 shares (cost $1,861,131)	2,141,778
(Continued)

6

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2010

VP International Fund - Class III (ACVI3)
17,992 shares (cost $124,872)	154,012
VP Mid Cap Value Fund - Class I (ACVMV1)
783,974 shares (cost $9,093,001)	11,085,388
VP Mid Cap Value Fund - Class II (ACVMV2)
38,447 shares (cost $484,210)	543,636
VP Ultra(R) Fund - Class I (ACVU1)
26,223 shares (cost $228,934)	245,968
VP Value Fund - Class I (ACVV)
400,147 shares (cost $2,136,142)	2,344,860
VP Value Fund - Class II (ACVV2)
66 shares (cost $364)	389
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2,218,205 shares (cost $20,329,070)	27,062,095
Stock Index Fund, Inc. - Initial Shares (DSIF)
11,711,669 shares (cost $310,145,744)	347,485,227
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
1,504,707 shares (cost $36,896,576)	44,990,742
The Dreyfus Socially Responsible Growth Fund, Inc. - Service Shares (DSRGS)
3,033 shares (cost $75,877)	90,116
Appreciation Portfolio - Initial Shares (DCAP)
1,710,327 shares (cost $58,519,917)	60,613,986
Appreciation Portfolio - Service Shares (DCAPS)
46,035 shares (cost $1,597,117)	1,621,823
Developing Leaders Portfolio - Initial Shares (DSC)
3,034 shares (cost $79,439)	92,817
International Value Portfolio - Initial Shares (DVIV)
10,467 shares (cost $130,505)	117,335
Capital Appreciation Fund II - Service Shares (FCA2S)
94,927 shares (cost $547,724)	607,532
High Income Bond Fund II - Service Shares (FHIBS)
367,305 shares (cost $2,163,510)	2,571,132
Quality Bond Fund II - Primary Shares (FQB)
11,869,025 shares (cost $130,066,784)	137,087,236
Quality Bond Fund II - Service Shares (FQBS)
503,773 shares (cost $5,388,000)	5,793,395
Contrafund Portfolio - Service Class 2 (FC2)
387 shares (cost $8,547)	9,101
Fidelity(R) VIP Fund - Value Strategies Portfolio - Service Class 2 (FVSS2)
109,931 shares (cost $1,055,968)	1,076,228
VIP Fund - Contrafund Portfolio - Service Class (FCS)
562,121 shares (cost $15,054,847)	13,384,090
VIP Fund - Energy Portfolio - Service Class 2 (FNRS2)
1,357,965 shares (cost $22,543,566)	27,077,823
VIP Fund - Equity-Income Portfolio - Service Class (FEIS)
13,669,030 shares (cost $319,229,482)	259,164,816
VIP Fund - Equity-Income Portfolio - Service Class 2 (FEI2)
359,811 shares (cost $8,264,204)	6,746,462
VIP Fund - Freedom Fund 2010 Portfolio - Service Class (FF10S)
888,638 shares (cost $8,670,463)	9,419,562
VIP Fund - Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)
6,250 shares (cost $61,438)	65,998
VIP Fund - Freedom Fund 2020 Portfolio - Service Class (FF20S)
800,669 shares (cost $7,639,035)	8,471,078
VIP Fund - Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)
14,565 shares (cost $137,974)	153,662
VIP Fund - Freedom Fund 2030 Portfolio - Service Class (FF30S)
497,912 shares (cost $4,664,084)	5,078,702
(Continued)

7

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2010

VIP Fund - Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)
35,675 shares (cost $377,918)	363,172
VIP Fund - Growth Opportunities Portfolio - Service Class (FGOS)
40,693 shares (cost $593,750)	727,994
VIP Fund - Growth Portfolio - Service Class (FGS)
4,880,713 shares (cost $144,887,369)	180,537,588
VIP Fund - Growth Portfolio - Service Class 2 (FG2)
75,602 shares (cost $2,580,756)	2,776,095
VIP Fund - High Income Portfolio - Service Class (FHIS)
10,461,530 shares (cost $60,020,507)	57,956,875
VIP Fund - High Income Portfolio - Service Class R (FHISR)
11,630,035 shares (cost $62,971,571)	64,197,795
VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)
5,832,592 shares (cost $71,851,271)	74,248,895
VIP Fund - Mid Cap Portfolio - Service Class (FMCS)
1,630,120 shares (cost $44,619,426)	53,011,497
VIP Fund - Mid Cap Portfolio - Service Class 2 (FMC2)
280,457 shares (cost $8,345,994)	9,011,083
VIP Fund - Overseas Portfolio - Service Class (FOS)
1,295,826 shares (cost $22,093,003)	21,640,293
VIP Fund - Overseas Portfolio - Service Class 2 R (FO2R)
256,321 shares (cost $5,122,058)	4,224,172
VIP Fund - Overseas Portfolio - Service Class R (FOSR)
2,182,965 shares (cost $44,704,881)	36,411,850
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)
1,602,894 shares (cost $11,866,749)	15,564,105
Franklin Income Securities Fund - Class 2 (FTVIS2)
3,573,489 shares (cost $51,963,747)	52,959,100
Franklin Rising Dividends Securities Fund - Class 2 (FTVRD2)
36,054 shares (cost $664,381)	678,532
Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)
1,442,210 shares (cost $18,299,142)	23,435,911
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
1,290,328 shares (cost $11,826,352)	14,490,381
Templeton Foreign Securities Fund - Class 2 (TIF2)
2,161 shares (cost $31,750)	30,880
Templeton Foreign Securities Fund - Class 3 (TIF3)
618,458 shares (cost $7,275,882)	8,806,848
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
3,006,991 shares (cost $51,818,019)	58,576,181
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
578,430 shares (cost $4,048,324)	4,459,693
Guardian Portfolio - I Class Shares (AMGP)
10,533 shares (cost $151,573)	199,498
International Portfolio - S Class Shares (AMINS)
7 shares (cost $70)	71
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
16,395 shares (cost $300,932)	449,562
Partners Portfolio - I Class Shares (AMTP)
5,557 shares (cost $56,620)	62,624
Regency Portfolio - S Class Shares (AMRS)
247 shares (cost $2,928)	4,099
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
142,143 shares (cost $1,503,761)	1,742,672
Socially Responsive Portfolio - I Class Shares (AMSRS)
657,139 shares (cost $8,769,874)	9,765,084
Capital Appreciation Fund/VA - Service Class (OVCAFS)
39 shares (cost $1,409)	1,558
(Continued)

8

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2010

Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
84,736 shares (cost $3,326,315)	3,419,112
Global Securities Fund/VA - Class 3 (OVGS3)
3,159,967 shares (cost $94,515,895)	96,378,991
Global Securities Fund/VA - Non-Service Shares (OVGS)
2,168,523 shares (cost $54,810,444)	65,706,258
Global Securities Fund/VA - Service Class (OVGSS)
88,560 shares (cost $2,160,306)	2,660,346
High Income Fund/VA - Class 3 (OVHI3)
1,323,683 shares (cost $2,634,125)	2,832,681
High Income Fund/VA - Non-Service Shares (OVHI)
59,188 shares (cost $443,762)	126,070
High Income Fund/VA - Service Class (OVHIS)
12,346 shares (cost $96,577)	26,421
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
5,579,445 shares (cost $105,690,822)	116,498,812
Main Street Fund(R)/VA - Service Class (OVGIS)
147,876 shares (cost $2,996,975)	3,062,516
Main Street Small Cap Fund(R)/VA - Non-Service Shares (OVSC)
525,795 shares (cost $8,304,475)	9,285,534
Main Street Small Cap Fund(R)/VA - Service Class (OVSCS)
11,289 shares (cost $180,039)	197,561
MidCap Fund/VA - Non-Service Shares (OVAG)
1,424,723 shares (cost $58,497,991)	66,320,858
Strategic Bond Fund/VA - Service Class (OVSBS)
789,459 shares (cost $4,244,581)	4,484,129
Real Return Portfolio - Administrative Class (PMVRRA)
65,076 shares (cost $820,367)	855,102
Series D (Global Series) (SBLD)
23,508 shares (cost $214,882)	240,952
Series J (Mid Cap Growth Series) (SBLJ)
5,149 shares (cost $117,010)	154,714
Series N (Managed Asset Allocation Series) (SBLN)
6,902 shares (cost $120,060)	137,286
Series O (All Cap Value Series) (SBLO)
47,250 shares (cost $853,016)	1,054,630
Series P (High Yield Series) (SBLP)
15,813 shares (cost $358,776)	423,471
Series Q (Small Cap Value Series) (SBLQ)
32,581 shares (cost $875,107)	1,096,029
Series V (Mid Cap Value Series) (SBLV)
41,668 shares (cost $1,849,454)	2,407,558
Series X (Small Cap Growth Series) (SBLX)
6,203 shares (cost $94,328)	117,180
Series Y (Select 25 Series) (SBLY)
2,093 shares (cost $16,479)	20,824
Total Return Portfolio - Administrative Class (PMVTRA)
263,560 shares (cost $2,867,666)	2,920,248
Putnam VT Growth and Income Fund - IB Shares (PVGIB)
716 shares (cost $15,254)	11,627
Capital Growth Portfolio - Class II (ACEG2)
45,303 shares (cost $1,091,853)	1,517,214
Comstock Portfolio - Class II (ACC2)
667,469 shares (cost $8,264,908)	7,789,369
Diversified Stock Fund Class A Shares (VYDS)
472,842 shares (cost $5,254,386)	4,624,391
Micro-Cap Portfolio - Investment Class (ROCMC)
87,125 shares (cost $788,346)	1,061,181
(Continued)

9

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2010

Equity Income Portfolio - II (TREI2)
36 shares (cost $704)	725
Health Sciences Portfolio - II (TRHS2)
93,788 shares (cost $1,259,460)	1,363,685
Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Class R1 (VWEMR)
1,664,145 shares (cost $16,675,172)	23,514,366
Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Initial Class (VWEM)
1,389,074 shares (cost $18,727,145)	19,641,506
Worldwide Insurance Trust - Worldwide Hard Assets Fund - Class R1 (VWHAR)
1,273,683 shares (cost $36,456,658)	47,992,380
Worldwide Insurance Trust - Worldwide Hard Assets Fund - Initial Class (VWHA)
448,366 shares (cost $12,408,957)	16,889,952
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)
24,820,106 shares (cost $219,115,664)	246,006,964
Ivy Fund Variable Insurance Portfolios, Inc. - Balanced (WRBP)
5,985,989 shares (cost $43,780,496)	57,393,060
Ivy Fund Variable Insurance Portfolios, Inc. - Bond (WRBDP)
19,740,061 shares (cost $105,034,092)	110,457,487
Ivy Fund Variable Insurance Portfolios, Inc. - Core Equity (WRCEP)
11,203,385 shares (cost $108,981,045)	133,437,922
Ivy Fund Variable Insurance Portfolios, Inc. - Dividend Opportunities (WRDIV)
3,301,470 shares (cost $22,719,791)	22,646,104
Ivy Fund Variable Insurance Portfolios, Inc. - Energy (WRENG)
1,973,417 shares (cost $11,828,045)	12,619,410
Ivy Fund Variable Insurance Portfolios, Inc. - Global Natural Resources (WRGNR)
6,259,966 shares (cost $40,288,605)	42,121,436
Ivy Fund Variable Insurance Portfolios, Inc. - Growth (WRGP)
13,536,327 shares (cost $106,327,360)	140,474,590
Ivy Fund Variable Insurance Portfolios, Inc. - High Income (WRHIP)
24,262,034 shares (cost $77,065,834)	84,693,908
Ivy Fund Variable Insurance Portfolios, Inc. - International Growth (WRIP)
5,301,285 shares (cost $38,116,885)	45,108,633
Ivy Fund Variable Insurance Portfolios, Inc. - International Value (WRI2P)
1,144,407 shares (cost $22,332,385)	19,781,420
Ivy Fund Variable Insurance Portfolios, Inc. - Micro Cap Growth (WRMIC)
255,094 shares (cost $4,386,034)	5,641,286
Ivy Fund Variable Insurance Portfolios, Inc. - Mid Cap Growth (WRMCG)
2,061,653 shares (cost $13,373,738)	17,915,972
Ivy Fund Variable Insurance Portfolios, Inc. - Money Market (WRMMP)
29,209,018 shares (cost $29,209,018)	29,209,018
Ivy Fund Variable Insurance Portfolios, Inc. - Real Estate Securities (WRRESP)
1,618,831 shares (cost $11,376,129)	10,487,434
Ivy Fund Variable Insurance Portfolios, Inc. - Science and Technology (WRSTP)
5,009,363 shares (cost $71,795,671)	83,803,640
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Growth (WRSCP)
7,174,173 shares (cost $66,204,130)	75,545,481
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Value (WRSCV)
572,256 shares (cost $7,929,236)	9,603,422
Ivy Fund Variable Insurance Portfolios, Inc. - Value (WRVP)
10,379,217 shares (cost $60,714,468)	62,818,135
Advantage Funds Variable Trust - VT Opportunity Fund (SVOF)
15,898 shares (cost $221,133)	292,845
(Continued)

10

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2010

Advantage Funds Variable Trust - VT Small Cap Growth Fund (WFVSCG)
1,421,712 shares (cost $10,678,130)	11,444,783

Total Investments	$7,542,516,343

Accounts Payable	(258,543)

$7,542,257,800

Contract Owners’ Equity:
Accumulation units	7,457,794,711
Contracts in payout (annuitization) period (note 1f)	84,463,089

Total Contract Owners’ Equity (note 5)	$7,542,257,800

See accompanying notes to financial statements.

11

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	Total	BBCMAG	BBGI	BBCA	MLVGA3	CSIEF3	WSCP	HVIE
Reinvested dividends	$117,949,073	11,189	16,952	-	312,264	1,018	7,073	-
Mortality and expense risk charges (note 2)	(86,364,917)	(10,446)	(17,201)	(937)	(241,673)	(10,288)	(49,058)	(1)

Net investment income (loss)	31,584,156	743	(249)	(937)	70,591	(9,270)	(41,985)	(1)

Realized gain (loss) on investments	(56,533,762)	(107,659)	(687,004)	(524,360)	407,938	4,440	121,503	1
Change in unrealized gain (loss) on investments	885,246,152	195,441	813,200	506,384	1,343,809	114,790	511,185	42

Net gain (loss) on investments	828,712,390	87,782	126,196	(17,976)	1,751,747	119,230	632,688	43

Reinvested capital gains	38,426,055	-	-	-	169,611	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$898,722,601	88,525	125,947	(18,913)	1,991,949	109,960	590,703	42

Investment Activity:	HVSIT	JPMMV1	JABS	JACAS	JAGTS2	JAGTS	JARLCS	JAIGS2
Reinvested dividends	$-	134,133	2,842	270,062	-	-	143	593,007
Mortality and expense risk charges (note 2)	(2)	(124,036)	(1,414)	(1,420,100)	(147,605)	(196,497)	(47)	(1,278,420)

Net investment income (loss)	(2)	10,097	1,428	(1,150,038)	(147,605)	(196,497)	96	(685,413)

Realized gain (loss) on investments	53	782,473	1,409	10,793,264	316,299	805,632	894	2,409,923
Change in unrealized gain (loss) on investments	4	1,394,609	4,603	(4,098,525)	2,482,442	3,240,262	(544)	21,432,682

Net gain (loss) on investments	57	2,177,082	6,012	6,694,739	2,798,741	4,045,894	350	23,842,605

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$55	2,187,179	7,440	5,544,701	2,651,136	3,849,397	446	23,157,192

(Continued)

12

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	JAIGS	MIGSC	MMCGSC	MNDSC	MVFSC	MVIVSC	MSVFI	MSVF2
Reinvested dividends	$417,230	540	-	-	485,047	-	266,103	41,050
Mortality and expense risk charges (note 2)	(852,279)	(2,326)	(29,153)	(20,890)	(421,447)	(3,132)	(58,159)	(17,497)

Net investment income (loss)	(435,049)	(1,786)	(29,153)	(20,890)	63,600	(3,132)	207,944	23,553

Realized gain (loss) on investments	9,225,218	1,972	(26,771)	(5,076)	(2,225,769)	12,252	84,494	(48,054)
Change in unrealized gain (loss) on investments	7,949,018	17,222	435,360	345,445	5,447,120	72,467	(6,107)	64,038

Net gain (loss) on investments	17,174,236	19,194	408,589	340,369	3,221,351	84,719	78,387	15,984

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$16,739,187	17,408	379,436	319,479	3,284,951	81,587	286,331	39,537

Investment Activity:	MSEM	MSVMG	MSVRE	NVAGF3	NVAMV1	NVAMV2	GVAAA2	GVABD2
Reinvested dividends	$534,427	-	25,152	86,212	272,080	5,809	537,275	644,996
Mortality and expense risk charges (note 2)	(145,533)	(907)	(18,136)	(14,571)	(119,490)	(4,640)	(423,232)	(369,051)

Net investment income (loss)	388,894	(907)	7,016	71,641	152,590	1,169	114,043	275,945

Realized gain (loss) on investments	(84,500)	4,401	113,371	34,192	101,418	10,180	(2,412,778)	694,437
Change in unrealized gain (loss) on investments	757,864	10,914	154,463	(44,200)	2,830,584	57,218	5,741,498	570,183

Net gain (loss) on investments	673,364	15,315	267,834	(10,008)	2,932,002	67,398	3,328,720	1,264,620

Reinvested capital gains	-	-	-	34,865	372,605	8,014	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,062,258	14,408	274,850	96,498	3,457,197	76,581	3,442,763	1,540,565

(Continued)

13

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	GVAGG2	GVAGR2	GVAGI2	HIBF	HIBF3	GEM	GEM3	GEM6
Reinvested dividends	$215,052	63,843	120,585	2,997,128	2,933,453	1,073	36,549	-
Mortality and expense risk charges (note 2)	(296,530)	(443,309)	(151,905)	(399,562)	(418,071)	(21,631)	(602,763)	(19,010)

Net investment income (loss)	(81,478)	(379,466)	(31,320)	2,597,566	2,515,382	(20,558)	(566,214)	(19,010)

Realized gain (loss) on investments	(1,709,080)	(3,209,864)	(646,824)	(1,803,639)	13,861,200	(64,651)	(11,714,634)	(260,475)
Change in unrealized gain (loss) on investments	4,108,005	9,681,197	1,831,687	3,224,192	(12,613,795)	360,262	19,225,413	397,489

Net gain (loss) on investments	2,398,925	6,471,333	1,184,863	1,420,553	1,247,405	295,611	7,510,779	137,014

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$2,317,447	6,091,867	1,153,543	4,018,119	3,762,787	275,053	6,944,565	118,004

Investment Activity:	GVGU1	GVGU	GIG	GIG3	NVIE6	GEF	GEF3	NVNMO1
Reinvested dividends	$176	67,273	7,180	228,023	427	71,083	51,628	178,134
Mortality and expense risk charges (note 2)	(89)	(32,737)	(10,216)	(277,986)	(664)	(77,041)	(59,848)	(1,029,411)

Net investment income (loss)	87	34,536	(3,036)	(49,963)	(237)	(5,958)	(8,220)	(851,277)

Realized gain (loss) on investments	(10,224)	(1,733,405)	56,569	(5,227,492)	(3,832)	472,938	(1,368,173)	2,969,870
Change in unrealized gain (loss) on investments	9,323	1,366,564	(10,389)	7,913,535	9,569	178,383	1,844,986	2,178,031

Net gain (loss) on investments	(901)	(366,841)	46,180	2,686,043	5,737	651,321	476,813	5,147,901

Reinvested capital gains	-	-	-	-	-	-	-	7,570,839

Net increase (decrease) in contract owners’ equity resulting from operations	$(814)	(332,305)	43,144	2,636,080	5,500	645,363	468,593	11,867,463

(Continued)

14

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	NVNSR1	NVNSR2	NVCRA2	NVCRB2	NVCCA2	NVCCN2	NVCMD2	NVCMA2
Reinvested dividends	$26,781	12	6,555	61,557	29,789	89,051	134,054	38,782
Mortality and expense risk charges (note 2)	(43,151)	(39)	(21,971)	(85,204)	(52,910)	(84,938)	(196,752)	(83,244)

Net investment income (loss)	(16,370)	(27)	(15,416)	(23,647)	(23,121)	4,113	(62,698)	(44,462)

Realized gain (loss) on investments	454,570	7	260,027	293,238	(72,225)	403,070	294,009	353,810
Change in unrealized gain (loss) on investments	302,498	374	(134,930)	387,632	596,301	(84,730)	1,497,093	511,762

Net gain (loss) on investments	757,068	381	125,097	680,870	524,076	318,340	1,791,102	865,572

Reinvested capital gains	-	-	188,921	-	204	125,034	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$740,698	354	298,602	657,223	501,159	447,487	1,728,404	821,110

Investment Activity:	NVCMC2	NVCBD1	NVCBD2	NVLCP2	TRF	TRF2	GVGF1	GVGFS
Reinvested dividends	$74,346	226,419	18,681	101,896	1,231,188	4,959	14	14,506
Mortality and expense risk charges (note 2)	(84,209)	(95,739)	(14,012)	(46,737)	(1,301,478)	(13,052)	(16)	(15,920)

Net investment income (loss)	(9,863)	130,680	4,669	55,159	(70,290)	(8,093)	(2)	(1,414)

Realized gain (loss) on investments	557,537	321,224	4,039	203,794	(4,115,477)	(60,171)	(1,713)	273,692
Change in unrealized gain (loss) on investments	(49,399)	(113,371)	15,054	(79,871)	17,958,649	137,224	1,776	(202,660)

Net gain (loss) on investments	508,138	207,853	19,093	123,923	13,843,172	77,053	63	71,032

Reinvested capital gains	13,578	81,541	7,760	89,656	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$511,853	420,074	31,522	268,738	13,772,882	68,960	61	69,618

(Continued)

15

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	GBF	GBF2	CAF	GVGH1	GVGHS	GVIX8	GVIDA	NVDBL2
Reinvested dividends	$8,489,402	241,552	177,439	219	39,919	60,154	819,162	36,828
Mortality and expense risk charges (note 2)	(3,233,392)	(167,620)	(296,805)	(282)	(51,379)	(31,484)	(609,278)	(29,844)

Net investment income (loss)	5,256,010	73,932	(119,366)	(63)	(11,460)	28,670	209,884	6,984

Realized gain (loss) on investments	4,949,691	44,449	1,693,588	(4,216)	(255,140)	(453,341)	(4,398,101)	39,309
Change in unrealized gain (loss) on investments	(8,988,636)	(138,379)	3,194,497	5,196	494,241	596,544	10,097,082	233,886

Net gain (loss) on investments	(4,038,945)	(93,930)	4,888,085	980	239,101	143,203	5,698,981	273,195

Reinvested capital gains	9,655,851	301,802	-	-	-	-	-	7,419

Net increase (decrease) in contract owners’ equity resulting from operations	$10,872,916	281,804	4,768,719	917	227,641	171,873	5,908,865	287,598

Investment Activity:	NVDCA2	GVIDC	GVIDM	GVDMA	GVDMC	GVUSL	MCIF	SAM
Reinvested dividends	$8,733	1,367,832	5,834,010	2,681,131	1,996,533	7,656	1,460,424	502
Mortality and expense risk charges (note 2)	(8,877)	(735,731)	(3,558,959)	(1,803,893)	(1,121,156)	(21,954)	(1,341,201)	(3,968,338)

Net investment income (loss)	(144)	632,101	2,275,051	877,238	875,377	(14,298)	119,223	(3,967,836)

Realized gain (loss) on investments	16,632	(528,713)	(5,364,250)	(6,689,409)	(2,434,915)	(2,607,221)	668,115	-
Change in unrealized gain (loss) on investments	42,983	2,486,787	29,044,386	20,329,521	7,721,154	2,869,155	24,964,675	-

Net gain (loss) on investments	59,615	1,958,074	23,680,136	13,640,112	5,286,239	261,934	25,632,790	-

Reinvested capital gains	1,686	166,254	-	-	-	-	124,371	-

Net increase (decrease) in contract owners’ equity resulting from operations	$61,157	2,756,429	25,955,187	14,517,350	6,161,616	247,636	25,876,384	(3,967,836)

(Continued)

16

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	NVMIG1	NVMIG3	GVDIV2	GVDIV3	GVDIV6	NVMLG1	NVMLG2	NVMLV1
Reinvested dividends	$95	488,628	52	315,683	12,970	14,188	-	51,650
Mortality and expense risk charges (note 2)	(123)	(738,497)	(32)	(172,629)	(11,909)	(269,864)	(17,717)	(78,354)

Net investment income (loss)	(28)	(249,869)	20	143,054	1,061	(255,676)	(17,717)	(26,704)

Realized gain (loss) on investments	(970)	2,081,973	(110)	(3,812,622)	(315,994)	1,206,613	43,222	(205,887)
Change in unrealized gain (loss) on investments	1,747	5,856,229	198	4,243,150	328,212	668,604	41,508	130,707

Net gain (loss) on investments	777	7,938,202	88	430,528	12,218	1,875,217	84,730	(75,180)

Reinvested capital gains	-	-	-	-	-	1,118,211	39,440	348,076

Net increase (decrease) in contract owners’ equity resulting from operations	$749	7,688,333	108	573,582	13,279	2,737,752	106,453	246,192

Investment Activity:	NVMLV2	NVMMG1	NVMMG2	NVMMV2	SCGF	SCGF2	SCVF	SCVF2
Reinvested dividends	$24,336	-	-	974,212	-	-	701,060	4,603
Mortality and expense risk charges (note 2)	(75,058)	(1,152,256)	(92,638)	(878,865)	(301,985)	(9,617)	(1,310,469)	(21,995)

Net investment income (loss)	(50,722)	(1,152,256)	(92,638)	95,347	(301,985)	(9,617)	(609,409)	(17,392)

Realized gain (loss) on investments	163,146	5,261,698	257,437	2,955,674	(1,319,049)	(5,150)	(9,908,916)	(210,338)
Change in unrealized gain (loss) on investments	132,358	19,775,865	1,462,680	6,142,025	7,327,167	118,205	36,677,316	482,568

Net gain (loss) on investments	295,504	25,037,563	1,720,117	9,097,699	6,008,118	113,055	26,768,400	272,230

Reinvested capital gains	207,149	-	-	3,384,013	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$451,931	23,885,307	1,627,479	12,577,059	5,706,133	103,438	26,158,991	254,838

(Continued)

17

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	SCF	SCF2	MSBF	NVSTB2	GGTC	GGTC3	GVUG1	GVUGL
Reinvested dividends	$332,160	1,438	4,672,634	240,409	-	-	-	-
Mortality and expense risk charges (note 2)	(1,314,414)	(50,649)	(872,284)	(211,829)	(3,345)	(37,987)	(1,493)	(29,860)

Net investment income (loss)	(982,254)	(49,211)	3,800,350	28,580	(3,345)	(37,987)	(1,493)	(29,860)

Realized gain (loss) on investments	(14,481,957)	(435,338)	(3,154,503)	39,677	10,772	2,043,904	(73,314)	(2,198,108)
Change in unrealized gain (loss) on investments	40,966,066	1,030,722	6,246,020	152,590	16,283	(1,758,726)	86,661	2,576,510

Net gain (loss) on investments	26,484,109	595,384	3,091,517	192,267	27,055	285,178	13,347	378,402

Reinvested capital gains	-	-	-	29,857	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$25,501,855	546,173	6,891,867	250,704	23,710	247,191	11,854	348,542

Investment Activity:	NVOLG1	NVOLG2	NVTIV3	EIF	NVRE1	AMTB	PMVFAD	PMVLAD
Reinvested dividends	$24,239	724	86,909	415,309	1,913,207	1,630,581	73,659	450,610
Mortality and expense risk charges (note 2)	(339,832)	(14,698)	(54,496)	(320,466)	(1,156,194)	(364,707)	(63,279)	(336,181)

Net investment income (loss)	(315,593)	(13,974)	32,413	94,843	757,013	1,265,874	10,380	114,429

Realized gain (loss) on investments	3,352	7,683	486,042	(804,439)	6,326,928	(1,520,958)	38,029	(1,151)
Change in unrealized gain (loss) on investments	1,595,745	41,915	(877,268)	4,346,272	10,699,688	1,473,189	347,535	819,202

Net gain (loss) on investments	1,599,097	49,598	(391,226)	3,541,833	17,026,616	(47,769)	385,564	818,051

Reinvested capital gains	142,197	3,683	536,722	-	8,019,861	-	61,485	111,657

Net increase (decrease) in contract owners’ equity resulting from operations	$1,425,701	39,307	177,909	3,636,676	25,803,490	1,218,105	457,429	1,044,137

(Continued)

18

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	AVB	AVBV2	AVCA	AVCA2	AVCD2	AVGI	AVCE2	IVHS
Reinvested dividends	$4,294	248	723	5,662	-	4,131	6,604	-
Mortality and expense risk charges (note 2)	(3,001)	(944)	(1,235)	(17,763)	(17,716)	(6,153)	(17,048)	(1,212)

Net investment income (loss)	1,293	(696)	(512)	(12,101)	(17,716)	(2,022)	(10,444)	(1,212)

Realized gain (loss) on investments	(25,010)	1,164	(425)	47,087	189,048	849	(11,774)	(11,304)
Change in unrealized gain (loss) on investments	38,809	3,029	13,429	107,799	37,163	39,686	75,200	15,412

Net gain (loss) on investments	13,799	4,193	13,004	154,886	226,211	40,535	63,426	4,108

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$15,092	3,497	12,492	142,785	208,495	38,513	52,982	2,896

Investment Activity:	IVRE	ALVGIB	ALVPGB	ALVSVB	ACVIG	ACVIG2	ACVIP2	ACVI
Reinvested dividends	$17,119	-	4,705	37,406	989,143	18,749	1,157,178	39,749
Mortality and expense risk charges (note 2)	(3,731)	(27,989)	(29,734)	(150,572)	(738,505)	(28,929)	(793,503)	(20,873)

Net investment income (loss)	13,388	(27,989)	(25,029)	(113,166)	250,638	(10,180)	363,675	18,876

Realized gain (loss) on investments	(62,711)	(169,440)	81,174	1,627,372	(1,500,432)	(60,331)	430,039	89,442
Change in unrealized gain (loss) on investments	101,454	349,649	57,337	(42,881)	9,073,806	232,364	1,833,868	149,839

Net gain (loss) on investments	38,743	180,209	138,511	1,584,491	7,573,374	172,033	2,263,907	239,281

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$52,131	152,220	113,482	1,471,325	7,824,012	161,853	2,627,582	258,157

(Continued)

19

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	ACVI3	ACVMV1	ACVMV2	ACVU1	ACVV	ACVV2	DVSCS	DSIF
Reinvested dividends	$3,336	231,915	10,392	69	2,508,670	51,053	172,397	5,989,659
Mortality and expense risk charges (note 2)	(2,429)	(119,613)	(8,662)	(1,040)	(1,755,954)	(62,792)	(304,660)	(3,661,042)

Net investment income (loss)	907	112,302	1,730	(971)	752,716	(11,739)	(132,263)	2,328,617

Realized gain (loss) on investments	3,455	628,565	(10,687)	5,845	(40,368,903)	(941,497)	(590,013)	7,866,902
Change in unrealized gain (loss) on investments	11,279	828,738	88,017	12,279	54,692,187	1,268,133	6,113,604	32,392,551

Net gain (loss) on investments	14,734	1,457,303	77,330	18,124	14,323,284	326,636	5,523,591	40,259,453

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$15,641	1,569,605	79,060	17,153	15,076,000	314,897	5,391,328	42,588,070

Investment Activity:	DSRG	DSRGS	DCAP	DCAPS	DSC	DVIV	FCA2S	FALFS
Reinvested dividends	$382,816	723	1,226,515	33,207	889	4,382	4,317	3,074
Mortality and expense risk charges (note 2)	(466,537)	(1,855)	(617,592)	(30,064)	(1,230)	(2,467)	(11,888)	(729)

Net investment income (loss)	(83,721)	(1,132)	608,923	3,143	(341)	1,915	(7,571)	2,345

Realized gain (loss) on investments	1,303,082	5,071	(1,187,204)	(23,319)	(64,814)	(59,593)	39,295	(117,852)
Change in unrealized gain (loss) on investments	4,273,277	6,784	7,903,281	216,900	93,355	59,025	23,346	121,201

Net gain (loss) on investments	5,576,359	11,855	6,716,077	193,581	28,541	(568)	62,641	3,349

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$5,492,638	10,723	7,325,000	196,724	28,200	1,347	55,070	5,694

(Continued)

20

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	FHIBS	FVMOS	FQB	FQBS	FC2	FVSS2	FCS	FNRS2
Reinvested dividends	$267,448	80,662	7,664,996	325,142	5,651	2,871	316,198	83,828
Mortality and expense risk charges (note 2)	(55,589)	(6,049)	(1,715,279)	(119,664)	(181,217)	(20,665)	(3,874,141)	(270,124)

Net investment income (loss)	211,859	74,613	5,949,717	205,478	(175,566)	(17,794)	(3,557,943)	(186,296)

Realized gain (loss) on investments	(185,299)	(136,793)	(1,515,432)	(57,150)	(2,399,028)	(222,251)	(67,722,185)	(4,634,838)
Change in unrealized gain (loss) on investments	314,327	87,939	6,203,379	257,906	3,800,265	466,766	118,538,242	8,440,692

Net gain (loss) on investments	129,028	(48,854)	4,687,947	200,756	1,401,237	244,515	50,816,057	3,805,854

Reinvested capital gains	-	-	-	-	4	-	5,574	-

Net increase (decrease) in contract owners’ equity resulting from operations	$340,887	25,759	10,637,664	406,234	1,225,675	226,721	47,263,688	3,619,558

Investment Activity:	FEIS	FEI2	FF10S	FF10S2	FF20S	FF20S2	FF30S	FF30S2
Reinvested dividends	$4,216,470	102,081	184,566	1,224	166,573	2,888	90,487	6,042
Mortality and expense risk charges (note 2)	(2,880,314)	(125,031)	(100,651)	(1,241)	(80,946)	(2,780)	(39,839)	(5,386)

Net investment income (loss)	1,336,156	(22,950)	83,915	(17)	85,627	108	50,648	656

Realized gain (loss) on investments	(13,265,659)	(577,910)	(334,601)	(1,204)	(265,707)	(3,640)	(331,622)	(22,435)
Change in unrealized gain (loss) on investments	44,718,030	1,397,027	1,076,956	6,728	1,057,117	19,341	768,262	64,392

Net gain (loss) on investments	31,452,371	819,117	742,355	5,524	791,410	15,701	436,640	41,957

Reinvested capital gains	-	-	164,953	1,215	59,649	1,174	32,443	2,627

Net increase (decrease) in contract owners’ equity resulting from operations	$32,788,527	796,167	991,223	6,722	936,686	16,983	519,731	45,240

(Continued)

21

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	FGOS	FGS	FG2	FHIS	FHISR	FIGBS	FMCS	FMC2
Reinvested dividends	$620	282,489	761	4,352,639	4,765,188	2,636,360	122,958	9,869
Mortality and expense risk charges (note 2)	(225,257)	(1,813,762)	(49,368)	(666,862)	(553,710)	(926,225)	(474,144)	(164,449)

Net investment income (loss)	(224,637)	(1,531,273)	(48,607)	3,685,777	4,211,478	1,710,135	(351,186)	(154,580)

Realized gain (loss) on investments	4,288,142	8,031,789	79,074	(2,488,184)	7,385,023	1,262,221	(2,007,535)	(435,506)
Change in unrealized gain (loss) on investments	603,836	27,213,484	482,723	5,975,252	(5,627,418)	1,384,792	12,405,724	2,606,641

Net gain (loss) on investments	4,891,978	35,245,273	561,797	3,487,068	1,757,605	2,647,013	10,398,189	2,171,135

Reinvested capital gains	-	554,337	8,857	-	-	823,517	138,430	28,966

Net increase (decrease) in contract owners’ equity resulting from operations	$4,667,341	34,268,337	522,047	7,172,845	5,969,083	5,180,665	10,185,433	2,045,521

Investment Activity:	FOS	FO2R	FOSR	FVSS	FTVIS2	FTVRD2	FTVSV2	FTVDM3
Reinvested dividends	$263,999	46,903	445,159	62,044	3,312,204	10,691	149,506	175,723
Mortality and expense risk charges (note 2)	(227,067)	(81,621)	(414,526)	(179,867)	(596,904)	(9,940)	(204,873)	(147,621)

Net investment income (loss)	36,932	(34,718)	30,633	(117,823)	2,715,300	751	(55,367)	28,102

Realized gain (loss) on investments	225,391	(334,369)	(3,433,701)	683,837	(3,344,936)	(4,387)	(18,937)	1,281,542
Change in unrealized gain (loss) on investments	1,925,014	691,385	6,910,124	2,514,617	6,055,740	115,813	4,240,044	588,045

Net gain (loss) on investments	2,150,405	357,016	3,476,423	3,198,454	2,710,804	111,426	4,221,107	1,869,587

Reinvested capital gains	38,823	7,606	65,465	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$2,226,160	329,904	3,572,521	3,080,631	5,426,104	112,177	4,165,740	1,897,689

(Continued)

22

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	TIF2	TIF3	FTVGI3	FTVFA2	AMGP	AMINS	AMCG	AMTP
Reinvested dividends	$538	136,601	717,858	90,277	1,201	-	-	3,356
Mortality and expense risk charges (note 2)	(369)	(106,598)	(605,659)	(49,212)	(4,793)	-	(6,543)	(7,263)

Net investment income (loss)	169	30,003	112,199	41,065	(3,592)	-	(6,543)	(3,907)

Realized gain (loss) on investments	(24)	(723,139)	886,022	290,145	31,150	90	(20,163)	23,859
Change in unrealized gain (loss) on investments	1,658	1,051,148	5,253,681	3,710	17,173	(155)	123,210	482

Net gain (loss) on investments	1,634	328,009	6,139,703	293,855	48,323	(65)	103,047	24,341

Reinvested capital gains	-	-	130,740	339	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,803	358,012	6,382,642	335,259	44,731	(65)	96,504	20,434

Investment Activity:	AMRS	AMFAS	AMSRS	OVCAFS	OVGR	OVGS3	OVGS	OVGSS
Reinvested dividends	$12	-	1,394	-	241,607	1,426,051	988,785	36,533
Mortality and expense risk charges (note 2)	(50)	(18,315)	(50,819)	(52,118)	(1,396,157)	(1,120,261)	(759,179)	(51,559)

Net investment income (loss)	(38)	(18,315)	(49,425)	(52,118)	(1,154,550)	305,790	229,606	(15,026)

Realized gain (loss) on investments	180	115,209	(921,657)	499,905	32,859,974	440,510	5,468,830	354,292
Change in unrealized gain (loss) on investments	703	84,375	1,817,749	(297,601)	(23,460,400)	12,003,076	3,094,202	(1,021)

Net gain (loss) on investments	883	199,584	896,092	202,304	9,399,574	12,443,586	8,563,032	353,271

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$845	181,269	846,667	150,186	8,245,024	12,749,376	8,792,638	338,245

(Continued)

23

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	OVHI3	OVHI	OVHIS	OVGI	OVGIS	OVSC	OVSCS	OVAG
Reinvested dividends	$128,447	7,755	1,548	1,326,230	27,989	55,246	753	-
Mortality and expense risk charges (note 2)	(24,023)	(1,448)	(325)	(1,299,679)	(52,838)	(101,015)	(2,274)	(632,528)

Net investment income (loss)	104,424	6,307	1,223	26,551	(24,849)	(45,769)	(1,521)	(632,528)

Realized gain (loss) on investments	312,340	(45,261)	(9,833)	3,993,309	58,379	2,136,446	(827)	538,121
Change in unrealized gain (loss) on investments	(141,364)	54,934	11,763	11,592,779	353,557	(370,019)	38,173	13,595,269

Net gain (loss) on investments	170,976	9,673	1,930	15,586,088	411,936	1,766,427	37,346	14,133,390

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$275,400	15,980	3,153	15,612,639	387,087	1,720,658	35,825	13,500,862

Investment Activity:	OVSBS	PMVRRA	SBLD	SBLJ	SBLN	SBLO	SBLP	SBLQ
Reinvested dividends	$369,157	12,652	-	-	-	-	-	-
Mortality and expense risk charges (note 2)	(81,920)	(9,896)	(2,583)	(1,486)	(1,652)	(9,950)	(4,435)	(9,968)

Net investment income (loss)	287,237	2,756	(2,583)	(1,486)	(1,652)	(9,950)	(4,435)	(9,968)

Realized gain (loss) on investments	29,557	8,924	(14,258)	2,659	(2,742)	18,283	66,256	5,208
Change in unrealized gain (loss) on investments	226,229	38,145	46,699	26,575	17,338	151,131	(10,447)	189,231

Net gain (loss) on investments	255,786	47,069	32,441	29,234	14,596	169,414	55,809	194,439

Reinvested capital gains	-	7,699	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$543,023	57,524	29,858	27,748	12,944	159,464	51,374	184,471

(Continued)

24

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	SBLV	SBLX	SBLY	PMVTRA	PVGIB	ACEG2	ACC2	VYDS
Reinvested dividends	$-	-	-	70,332	172	-	11,081	35,021
Mortality and expense risk charges (note 2)	(23,908)	(783)	(274)	(31,682)	(139)	(27,993)	(145,062)	(57,110)

Net investment income (loss)	(23,908)	(783)	(274)	38,650	33	(27,993)	(133,981)	(22,089)

Realized gain (loss) on investments	444	3,726	2,565	52,023	(872)	123,396	9,992	180,137
Change in unrealized gain (loss) on investments	364,878	15,725	417	5,986	2,136	136,702	1,107,419	310,482

Net gain (loss) on investments	365,322	19,451	2,982	58,009	1,264	260,098	1,117,411	490,619

Reinvested capital gains	-	-	-	89,849	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$341,414	18,668	2,708	186,508	1,297	232,105	983,430	468,530

Investment Activity:	ROCMC	TRBCG2	TREI2	TRHS2	TRLT2	VWEMR	VWEM	VWHAR
Reinvested dividends	$17,182	-	198,037	-	-	133,786	113,128	130,272
Mortality and expense risk charges (note 2)	(9,633)	(78,843)	(176,111)	(5,864)	(14)	(221,263)	(197,009)	(416,269)

Net investment income (loss)	7,549	(78,843)	21,926	(5,864)	(14)	(87,477)	(83,881)	(285,997)

Realized gain (loss) on investments	(70,350)	3,244,156	(47,503)	62,630	-	387,993	(2,416,423)	(1,883,245)
Change in unrealized gain (loss) on investments	290,591	(2,321,877)	1,873,491	104,225	-	3,864,473	6,681,269	11,882,217

Net gain (loss) on investments	220,241	922,279	1,825,988	166,855	-	4,252,466	4,264,846	9,998,972

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$227,790	843,436	1,847,914	160,991	(14)	4,164,989	4,180,965	9,712,975

(Continued)

25

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	VWHA	WRASP	WRBP	WRBDP	WRCEP	WRDIV	WRENG	WRGNR
Reinvested dividends	$53,597	2,751,739	1,111,603	4,515,727	1,306,412	250,852	30,084	-
Mortality and expense risk charges (note 2)	(155,105)	(2,904,090)	(639,534)	(1,336,290)	(1,485,463)	(251,106)	(125,436)	(478,276)

Net investment income (loss)	(101,508)	(152,351)	472,069	3,179,437	(179,051)	(254)	(95,352)	(478,276)

Realized gain (loss) on investments	978,613	14,320,070	2,913,056	(364,042)	2,035,709	(190,096)	(252,796)	(3,784,161)
Change in unrealized gain (loss) on investments	2,899,851	2,019,798	4,008,209	2,688,985	21,143,520	3,206,588	2,505,467	9,246,495

Net gain (loss) on investments	3,878,464	16,339,868	6,921,265	2,324,943	23,179,229	3,016,492	2,252,671	5,462,334

Reinvested capital gains	-	-	810,129	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$3,776,956	16,187,517	8,203,463	5,504,380	23,000,178	3,016,238	2,157,319	4,984,058

Investment Activity:	WRGP	WRHIP	WRIP	WRI2P	WRMIC	WRMCG	WRMMP	WRMSP
Reinvested dividends	$914,599	6,611,406	434,967	269,856	-	5,377	25,796	216,963
Mortality and expense risk charges (note 2)	(1,639,820)	(961,238)	(510,079)	(219,516)	(51,497)	(177,479)	(377,262)	(15,627)

Net investment income (loss)	(725,221)	5,650,168	(75,112)	50,340	(51,497)	(172,102)	(351,466)	201,336

Realized gain (loss) on investments	9,136,456	(203,625)	3,086,974	(1,573,378)	(127,012)	459,753	-	(671,949)
Change in unrealized gain (loss) on investments	6,033,273	5,314,572	2,340,000	3,713,164	1,761,449	3,857,811	-	519,714

Net gain (loss) on investments	15,169,729	5,110,947	5,426,974	2,139,786	1,634,437	4,317,564	-	(152,235)

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$14,444,508	10,761,115	5,351,862	2,190,126	1,582,940	4,145,462	(351,466)	49,101

(Continued)

26

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENT OF OPERATIONS

Year Ended December 31, 2010

Investment Activity:	WRRESP	WRSTP	WRSCP	WRSCV	WRVP	SVOF	WFVSCG
Reinvested dividends	$188,888	-	-	6,697	560,427	2,064	-
Mortality and expense risk charges (note 2)	(115,894)	(972,461)	(797,455)	(101,378)	(725,862)	(4,852)	(77,523)

Net investment income (loss)	72,994	(972,461)	(797,455)	(94,681)	(165,435)	(2,788)	(77,523)

Realized gain (loss) on investments	(984,825)	6,513,220	2,261,234	(98,232)	366,368	28,732	1,223,633
Change in unrealized gain (loss) on investments	3,303,735	576,821	15,717,745	2,200,472	9,574,380	29,648	365,873

Net gain (loss) on investments	2,318,910	7,090,041	17,978,979	2,102,240	9,940,748	58,380	1,589,506

Reinvested capital gains	-	2,531,297	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$2,391,904	8,648,877	17,181,524	2,007,559	9,775,313	55,592	1,511,983

See accompanying notes to financial statements.

27

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	Total		BBCMAG		BBGI		BBCA
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$31,584,156	69,066,562	743	(3,901)	(249)	(3,578)	(937)	(12,467)
Realized gain (loss) on investments	(56,533,762)	(679,416,549)	(107,659)	(269,562)	(687,004)	(805,753)	(524,360)	(187,904)
Change in unrealized gain (loss) on investments	885,246,152	2,141,717,605	195,441	400,950	813,200	1,071,310	506,384	438,221
Reinvested capital gains	38,426,055	109,584,169	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	898,722,601	1,640,951,787	88,525	127,487	125,947	261,979	(18,913)	237,850

Equity transactions:
Purchase payments received from contract owners (note 3)	175,161,828	213,963,897	7,901	(8,897)	21,499	25,760	1,249	15,355
Transfers between funds	-	-	21,843	(123)	(111,260)	(346,129)	(1,089,532)	(12)
Redemptions (note 3)	(1,485,445,815)	(1,535,732,127)	(166,097)	(221,819)	(452,368)	(336,773)	(13,956)	(244,251)
Annuity benefits	(5,840,577)	(5,109,456)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(199,103)	(226,624)	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(1,454,198)	(3,951,708)	(196)	(580)	(1,045)	(159)	-	(89)
Adjustments to maintain reserves	(78,577)	(110,835)	(2)	(28)	(44)	(31)	(7)	(52)

Net equity transactions	(1,317,856,442)	(1,331,166,853)	(136,551)	(231,447)	(543,217)	(657,332)	(1,102,246)	(229,049)

Net change in contract owners’ equity	(419,133,841)	309,784,934	(48,026)	(103,960)	(417,270)	(395,353)	(1,121,159)	8,801
Contract owners’ equity beginning of period	7,961,391,641	7,651,606,707	780,089	884,049	1,698,220	2,093,573	1,121,159	1,112,358

Contract owners’ equity end of period	$7,542,257,800	7,961,391,641	732,063	780,089	1,280,950	1,698,220	-	1,121,159

CHANGES IN UNITS:
Beginning units	631,032,455	721,371,476	79,522	110,981	181,163	261,627	93,676	117,435
Units purchased	193,534,437	275,440,652	7,189	1,099	4,723	9,325	89	8,541
Units redeemed	(283,851,700)	(365,779,673)	(20,723)	(32,558)	(62,499)	(89,789)	(93,765)	(32,300)

Ending units	540,715,192	631,032,455	65,988	79,522	123,387	181,163	-	93,676

(Continued)

28

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	MLVGA3		CSIEF3		WSCP		HVIE
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$70,591	141,162	(9,270)	(621)	(41,985)	(12,857)	(1)	-
Realized gain (loss) on investments	407,938	59,155	4,440	19	121,503	11,810	1	-
Change in unrealized gain (loss) on investments	1,343,809	521,553	114,790	12,049	511,185	407,313	42	-
Reinvested capital gains	169,611	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,991,949	721,870	109,960	11,447	590,703	406,266	42	-

Equity transactions:
Purchase payments received from contract owners (note 3)	1,171,643	270,186	1,655	55	101,230	18,839	-	-
Transfers between funds	14,396,359	15,799,366	(75,476)	1,185,824	(202,190)	4,778,356	4,880	-
Redemptions (note 3)	(3,978,794)	(676,123)	(122,425)	(1,827)	(780,022)	(128,128)	-	-
Annuity benefits	(16,063)	(3,681)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(96)	(21)	(2)	-	(94)	(24)	-	-
Contingent deferred sales charges (note 2)	(938)	(1,476)	(48)	(5)	(563)	(19)	-	-
Adjustments to maintain reserves	(1,023)	(112)	506	(46)	(96)	11	-	-

Net equity transactions	11,571,088	15,388,139	(195,790)	1,184,001	(881,735)	4,669,035	4,880	-

Net change in contract owners’ equity	13,563,037	16,110,009	(85,830)	1,195,448	(291,032)	5,075,301	4,922	-
Contract owners’ equity beginning of period	16,110,009	-	1,195,448	-	5,075,301	-	-	-

Contract owners’ equity end of period	$29,673,046	16,110,009	1,109,618	1,195,448	4,784,269	5,075,301	4,922	-

CHANGES IN UNITS:
Beginning units	1,329,525	-	118,233	-	465,051	-	-	-
Units purchased	1,730,348	1,472,293	39,993	118,413	13,555	485,940	479	-
Units redeemed	(809,032)	(142,768)	(59,437)	(180)	(91,515)	(20,889)	(2)	-

Ending units	2,250,841	1,329,525	98,789	118,233	387,091	465,051	477	-

(Continued)

29

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	HVSIT		JPMMV1		JABS		JACAS
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(2)	-	10,097	(81,061)	1,428	1,549	(1,150,038)	(1,362,426)
Realized gain (loss) on investments	53	-	782,473	235,837	1,409	741	10,793,264	6,549,275
Change in unrealized gain (loss) on investments	4	-	1,394,609	2,545,147	4,603	16,911	(4,098,525)	38,820,781
Reinvested capital gains	-	-	-	-	-	3,877	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	55	-	2,187,179	2,699,923	7,440	23,078	5,544,701	44,007,630

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	105,717	42,418	-	50	2,478,918	2,743,945
Transfers between funds	15,259	-	307,064	9,246,326	-	6,108	(5,022,668)	5,252,337
Redemptions (note 3)	-	-	(1,685,760)	(988,531)	(7,268)	(6,892)	(20,035,823)	(18,927,419)
Annuity benefits	-	-	(2,425)	(1,362)	(409)	(282)	(42,040)	(25,688)
Contract maintenance charges (note 2)	-	-	(374)	(190)	1	-	(2,690)	(3,141)
Contingent deferred sales charges (note 2)	-	-	(747)	(1,003)	-	-	(26,096)	(51,463)
Adjustments to maintain reserves	2	-	(1,160)	2,339	39	(14)	(2,348)	57,400

Net equity transactions	15,261	-	(1,277,686)	8,299,997	(7,637)	(1,030)	(22,652,747)	(10,954,029)

Net change in contract owners’ equity	15,316	-	909,493	10,999,920	(197)	22,048	(17,108,046)	33,053,601
Contract owners’ equity beginning of period	-	-	10,999,920	-	113,433	91,385	138,973,393	105,919,792

Contract owners’ equity end of period	$15,316	-	11,909,413	10,999,920	113,236	113,433	121,865,347	138,973,393

CHANGES IN UNITS:
Beginning units	-	-	921,638	-	7,927	7,919	14,689,565	15,992,721
Units purchased	1,674	-	190,347	1,121,053	39	1,152	1,589,579	4,124,757
Units redeemed	(318)	-	(294,557)	(199,415)	(557)	(1,144)	(4,014,211)	(5,427,913)

Ending units	1,356	-	817,428	921,638	7,409	7,927	12,264,933	14,689,565

(Continued)

30

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	JAGTS2		JAGTS		JARLCS		JAIGS2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(147,605)	(131,639)	(196,497)	(176,543)	96	(2,711)	(685,413)	(628,943)
Realized gain (loss) on investments	316,299	278,524	805,632	(23,221)	894	(787,140)	2,409,923	(3,933,548)
Change in unrealized gain (loss) on investments	2,482,442	5,154,528	3,240,262	7,483,498	(544)	906,460	21,432,682	47,489,460
Reinvested capital gains	-	-	-	-	-	-	-	2,369,924

Net increase (decrease) in contract owners’ equity resulting from operations	2,651,136	5,301,413	3,849,397	7,283,734	446	116,609	23,157,192	45,296,893

Equity transactions:
Purchase payments received from contract owners (note 3)	806,542	602,350	128,552	211,803	11	3,613	2,866,917	2,925,196
Transfers between funds	2,620,446	709,197	(985,517)	(606,592)	(6,742)	(1,597,596)	1,440,069	15,394,785
Redemptions (note 3)	(2,191,966)	(2,356,313)	(2,374,682)	(2,072,844)	19	(123,657)	(17,389,236)	(13,437,090)
Annuity benefits	-	-	(2,308)	(1,833)	(177)	(636)	(27,537)	(23,173)
Contract maintenance charges (note 2)	(403)	(490)	(669)	(712)	-	(10)	(2,885)	(3,027)
Contingent deferred sales charges (note 2)	(4,828)	(10,197)	(1,697)	(3,612)	-	(469)	(37,696)	(48,397)
Adjustments to maintain reserves	(158)	74,097	(5,572)	(5,423)	6	(106)	3,335	(4,598)

Net equity transactions	1,229,632	(981,356)	(3,241,893)	(2,479,213)	(6,883)	(1,718,861)	(13,147,034)	4,803,696

Net change in contract owners’ equity	3,880,768	4,320,057	607,504	4,804,521	(6,437)	(1,602,252)	10,010,158	50,100,589
Contract owners’ equity beginning of period	12,931,641	8,611,584	19,213,326	14,408,805	6,437	1,608,689	111,696,500	61,595,911

Contract owners’ equity end of period	$16,812,409	12,931,641	19,820,830	19,213,326	-	6,437	121,706,658	111,696,500

CHANGES IN UNITS:
Beginning units	1,031,386	1,067,580	4,618,124	5,376,361	475	140,574	4,589,729	4,486,666
Units purchased	540,662	718,595	17,929	47,000	1	45,295	1,127,414	2,024,382
Units redeemed	(484,060)	(754,789)	(765,194)	(805,237)	(476)	(185,394)	(1,674,103)	(1,921,319)

Ending units	1,087,988	1,031,386	3,870,859	4,618,124	-	475	4,043,040	4,589,729

(Continued)

31

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	JAIGS		MIGSC		MMCGSC		MNDSC
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(435,049)	(460,539)	(1,786)	(1,377)	(29,153)	(26,044)	(20,890)	(17,628)
Realized gain (loss) on investments	9,225,218	4,928,002	1,972	(1,393)	(26,771)	(88,015)	(5,076)	(68,745)
Change in unrealized gain (loss) on investments	7,949,018	31,358,613	17,222	56,691	435,360	587,668	345,445	524,183
Reinvested capital gains	-	1,949,340	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	16,739,187	37,775,416	17,408	53,921	379,436	473,609	319,479	437,810

Equity transactions:
Purchase payments received from contract owners (note 3)	636,150	886,150	-	(195)	11,907	1,485	9,301	1,230
Transfers between funds	(3,619,665)	(2,752,353)	(220)	5,393	(43,801)	6,539	156	84,239
Redemptions (note 3)	(12,596,333)	(10,519,223)	(16,600)	(5,641)	(254,124)	(169,267)	(260,082)	(53,851)
Annuity benefits	(16,464)	(15,338)	(6,405)	(5,842)	-	-	-	-
Contract maintenance charges (note 2)	(1,543)	(1,549)	1	-	-	-	-	-
Contingent deferred sales charges (note 2)	(12,706)	(17,582)	(339)	(17)	(170)	(1,736)	(222)	(262)
Adjustments to maintain reserves	2,676	(2,088)	(164)	97	96	(65)	(313)	286

Net equity transactions	(15,607,884)	(12,421,983)	(23,726)	(6,205)	(286,091)	(163,044)	(251,159)	31,642

Net change in contract owners’ equity	1,131,303	25,353,433	(6,318)	47,716	93,345	310,565	68,320	469,452
Contract owners’ equity beginning of period	79,592,841	54,239,408	194,959	147,243	1,610,125	1,299,560	1,173,015	703,563

Contract owners’ equity end of period	$80,724,144	79,592,841	188,641	194,959	1,703,470	1,610,125	1,241,335	1,173,015

CHANGES IN UNITS:
Beginning units	5,558,077	6,684,942	17,463	18,125	210,034	234,916	106,493	101,953
Units purchased	49,333	124,988	-	688	6,194	20,743	15,204	25,562
Units redeemed	(1,046,463)	(1,251,853)	(2,204)	(1,350)	(40,997)	(45,625)	(37,361)	(21,022)

Ending units	4,560,947	5,558,077	15,259	17,463	175,231	210,034	84,336	106,493

(Continued)

32

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	MVFSC		MVIVSC		MSVFI		MSVF2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$63,600	(10,470)	(3,132)	-	207,944	474,490	23,553	55,591
Realized gain (loss) on investments	(2,225,769)	(4,199,319)	12,252	-	84,494	(193,713)	(48,054)	(25,994)
Change in unrealized gain (loss) on investments	5,447,120	10,394,323	72,467	-	(6,107)	182,335	64,038	32,877
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,284,951	6,184,534	81,587	-	286,331	463,112	39,537	62,474

Equity transactions:
Purchase payments received from contract owners (note 3)	1,233,430	816,327	106,889	-	186,137	129,846	8,717	-
Transfers between funds	424,074	5,359,412	835,173	-	(169,084)	(3,023,753)	231,989	14,018
Redemptions (note 3)	(5,440,171)	(4,251,942)	(6,367)	-	(774,478)	(1,106,061)	(207,272)	(114,584)
Annuity benefits	(33,222)	(17,140)	-	-	-	-	(10,905)	(10,781)
Contract maintenance charges (note 2)	(1,012)	(1,063)	-	-	(77)	(303)	1	-
Contingent deferred sales charges (note 2)	(8,459)	(11,001)	(21)	-	(804)	(4,221)	(114)	(858)
Adjustments to maintain reserves	4	21,045	(16)	-	(156)	2,059	(8)	(61)

Net equity transactions	(3,825,355)	1,915,638	935,657	-	(758,462)	(4,002,433)	22,408	(112,266)

Net change in contract owners’ equity	(540,404)	8,100,172	1,017,244	-	(472,131)	(3,539,321)	61,945	(49,792)
Contract owners’ equity beginning of period	36,810,961	28,710,789	-	-	4,149,190	7,688,511	826,070	875,862

Contract owners’ equity end of period	$36,270,557	36,810,961	1,017,244	-	3,677,059	4,149,190	888,015	826,070

CHANGES IN UNITS:
Beginning units	3,696,423	3,458,496	-	-	397,097	797,752	63,439	75,504
Units purchased	865,222	2,046,178	107,371	-	6,106,500	873,688	30,570	5,764
Units redeemed	(1,262,585)	(1,808,251)	(12,890)	-	(6,171,237)	(1,274,343)	(27,288)	(17,829)

Ending units	3,299,060	3,696,423	94,481	-	332,360	397,097	66,721	63,439

(Continued)

33

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	MSEM		MSVMG		MSVRE		NVAGF3
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$388,894	887,135	(907)	(79,371)	7,016	2,132,202	71,641	30,329
Realized gain (loss) on investments	(84,500)	(453,053)	4,401	(6,911,501)	113,371	(118,691,386)	34,192	8,210
Change in unrealized gain (loss) on investments	757,864	2,824,653	10,914	10,827,887	154,463	121,284,727	(44,200)	(7,890)
Reinvested capital gains	-	-	-	-	-	-	34,865	4,490

Net increase (decrease) in contract owners’ equity resulting from operations	1,062,258	3,258,735	14,408	3,837,015	274,850	4,725,543	96,498	35,139

Equity transactions:
Purchase payments received from contract owners (note 3)	88,406	106,914	37	250,427	13,145	776,904	16,461	12,910
Transfers between funds	(610,897)	(822,603)	17,477	(12,017,677)	(96,252)	(92,059,094)	697,200	995,682
Redemptions (note 3)	(2,132,358)	(2,296,012)	(18,004)	(1,454,122)	(245,466)	(7,924,155)	(246,363)	(69,376)
Annuity benefits	(9,660)	(9,846)	(1,315)	(3,390)	(11,894)	(25,093)	-	-
Contract maintenance charges (note 2)	(260)	(336)	(14)	(221)	(118)	(2,294)	(2)	(3)
Contingent deferred sales charges (note 2)	(2,043)	(5,906)	(1)	(2,038)	(214)	(27,812)	(46)	(30)
Adjustments to maintain reserves	(467)	(654)	(1,458)	(47,959)	2,150	4,197	(338)	(14)

Net equity transactions	(2,667,279)	(3,028,443)	(3,278)	(13,274,980)	(338,649)	(99,257,347)	466,912	939,169

Net change in contract owners’ equity	(1,605,021)	230,292	11,130	(9,437,965)	(63,799)	(94,531,804)	563,410	974,308
Contract owners’ equity beginning of period	13,345,338	13,115,046	55,889	9,493,854	1,180,599	95,712,403	974,308	-

Contract owners’ equity end of period	$11,740,317	13,345,338	67,019	55,889	1,116,800	1,180,599	1,537,718	974,308

CHANGES IN UNITS:
Beginning units	466,768	586,733	4,834	1,708,103	47,730	5,202,889	85,960	-
Units purchased	20,915	47,736	2,757	843,541	1,486	618,853	118,628	99,992
Units redeemed	(110,175)	(167,701)	(1,095)	(2,546,810)	(13,983)	(5,774,012)	(78,725)	(14,032)

Ending units	377,508	466,768	6,496	4,834	35,233	47,730	125,863	85,960

(Continued)

34

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	NVAMV1		NVAMV2		GVAAA2		GVABD2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$152,590	948	1,169	-	114,043	(379,310)	275,945	(269,914)
Realized gain (loss) on investments	101,418	3,794	10,180	-	(2,412,778)	(2,838,254)	694,437	(3,729,975)
Change in unrealized gain (loss) on investments	2,830,584	13,851	57,218	-	5,741,498	9,026,556	570,183	7,240,981
Reinvested capital gains	372,605	13,244	8,014	-	-	836,324	-	9,965

Net increase (decrease) in contract owners’ equity resulting from operations	3,457,197	31,837	76,581	-	3,442,763	6,645,316	1,540,565	3,251,057

Equity transactions:
Purchase payments received from contract owners (note 3)	244,987	29,111	41,354	-	1,049,843	1,536,979	763,309	483,396
Transfers between funds	174,239,861	363,916	3,647,837	-	250,710	2,815,926	1,205,534	3,208,035
Redemptions (note 3)	(2,151,859)	(32,806)	(230,045)	-	(6,971,963)	(5,240,766)	(6,223,556)	(5,818,847)
Annuity benefits	(6,599)	(11)	-	-	(74,385)	(66,777)	(60,731)	(46,432)
Contract maintenance charges (note 2)	(237)	(9)	-	-	(1,010)	(922)	(391)	(417)
Contingent deferred sales charges (note 2)	(4,976)	-	-	-	(9,045)	(6,481)	(12,376)	(9,636)
Adjustments to maintain reserves	(5,778)	(13)	12	-	1,353	(681)	(491)	(519)

Net equity transactions	172,315,399	360,188	3,459,159	-	(5,754,497)	(962,722)	(4,328,702)	(2,184,420)

Net change in contract owners’ equity	175,772,596	392,025	3,535,740	-	(2,311,734)	5,682,594	(2,788,137)	1,066,637
Contract owners’ equity beginning of period	392,025	-	-	-	36,891,031	31,208,437	31,684,732	30,618,095

Contract owners’ equity end of period	$176,164,621	392,025	3,535,740	-	34,579,297	36,891,031	28,896,595	31,684,732

CHANGES IN UNITS:
Beginning units	31,259	-	-	-	3,655,535	3,842,337	2,923,369	3,167,010
Units purchased	12,697,067	34,548	274,349	-	781,157	1,380,676	848,414	3,133,380
Units redeemed	(257,011)	(3,289)	(17,735)	-	(1,366,087)	(1,567,478)	(1,230,949)	(3,377,021)

Ending units	12,471,315	31,259	256,614	-	3,070,605	3,655,535	2,540,834	2,923,369

(Continued)

35

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	GVAGG2		GVAGR2		GVAGI2		HIBF
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(81,478)	(262,953)	(379,466)	(328,995)	(31,320)	(108,429)	2,597,566	3,067,115
Realized gain (loss) on investments	(1,709,080)	(2,508,317)	(3,209,864)	(3,543,526)	(646,824)	(1,263,463)	(1,803,639)	(4,148,468)
Change in unrealized gain (loss) on investments	4,108,005	8,592,064	9,681,197	9,293,715	1,831,687	3,531,610	3,224,192	14,256,487
Reinvested capital gains	-	1,761,984	-	3,122,179	-	244,640	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,317,447	7,582,778	6,091,867	8,543,373	1,153,543	2,404,358	4,018,119	13,175,134

Equity transactions:
Purchase payments received from contract owners (note 3)	408,316	489,752	1,389,984	909,029	517,953	680,705	79,217	84,683
Transfers between funds	716,536	4,448,817	3,162,437	10,496,698	1,582,482	3,029,225	(1,809,615)	(2,221,650)
Redemptions (note 3)	(4,065,330)	(4,280,332)	(6,893,127)	(5,023,461)	(2,091,288)	(1,322,132)	(6,934,686)	(6,729,066)
Annuity benefits	(14,476)	(17,876)	(48,756)	(32,281)	(50,834)	(37,355)	(17,271)	(21,985)
Contract maintenance charges (note 2)	(837)	(923)	(1,432)	(1,391)	(295)	(268)	(466)	(532)
Contingent deferred sales charges (note 2)	(3,848)	(12,386)	(9,958)	(12,914)	(2,427)	(3,677)	(5,552)	(8,946)
Adjustments to maintain reserves	2,055	(1,567)	2,492	(1,522)	(801)	(2,586)	(916)	(2,713)

Net equity transactions	(2,957,584)	625,485	(2,398,359)	6,334,158	(45,210)	2,343,912	(8,689,289)	(8,900,209)

Net change in contract owners’ equity	(640,137)	8,208,263	3,693,508	14,877,531	1,108,333	4,748,270	(4,671,170)	4,274,925
Contract owners’ equity beginning of period	27,756,521	19,548,258	38,841,932	23,964,401	12,169,402	7,421,132	38,395,329	34,120,404

Contract owners’ equity end of period	$27,116,384	27,756,521	42,535,440	38,841,932	13,277,735	12,169,402	33,724,159	38,395,329

CHANGES IN UNITS:
Beginning units	2,651,292	2,607,903	4,400,289	3,724,440	1,422,326	1,149,098	2,432,766	3,127,646
Units purchased	555,037	1,420,654	1,082,780	2,425,025	515,144	749,225	62,462	155,403
Units redeemed	(853,770)	(1,377,265)	(1,379,228)	(1,749,176)	(516,447)	(475,997)	(589,634)	(850,283)

Ending units	2,352,559	2,651,292	4,103,841	4,400,289	1,421,023	1,422,326	1,905,594	2,432,766

(Continued)

36

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	HIBF3		GEM		GEM3		GEM6
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$2,515,382	3,835,163	(20,558)	3,525	(566,214)	60,086	(19,010)	(6,599)
Realized gain (loss) on investments	13,861,200	(6,350,245)	(64,651)	(218,211)	(11,714,634)	(16,893,431)	(260,475)	(323,330)
Change in unrealized gain (loss) on investments	(12,613,795)	20,999,703	360,262	1,118,599	19,225,413	39,070,874	397,489	737,136
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,762,787	18,484,621	275,053	903,913	6,944,565	22,237,529	118,004	407,207

Equity transactions:
Purchase payments received from contract owners (note 3)	832,954	787,358	66,253	111,599	1,209,703	1,620,444	34,861	13,067
Transfers between funds	(21,181,442)	9,912,116	(156,085)	(94,119)	(1,774,128)	2,701,712	4,713	149,929
Redemptions (note 3)	(6,722,168)	(7,197,760)	(455,737)	(417,217)	(8,480,529)	(7,332,600)	(276,463)	(150,590)
Annuity benefits	(28,975)	(44,044)	(5,551)	(3,275)	(34,168)	(24,429)	-	-
Contract maintenance charges (note 2)	(345)	(385)	(59)	(85)	(2,888)	(3,113)	-	-
Contingent deferred sales charges (note 2)	(6,167)	(11,277)	(450)	(840)	(24,382)	(22,375)	(201)	(636)
Adjustments to maintain reserves	(3,089)	776	(191)	(123)	202	(481)	109	5

Net equity transactions	(27,109,232)	3,446,784	(551,820)	(404,060)	(9,106,190)	(3,060,842)	(236,981)	11,775

Net change in contract owners’ equity	(23,346,445)	21,931,405	(276,767)	499,853	(2,161,625)	19,176,687	(118,977)	418,982
Contract owners’ equity beginning of period	60,646,897	38,715,492	2,225,227	1,725,374	59,267,422	40,090,735	1,113,594	694,612

Contract owners’ equity end of period	$37,300,452	60,646,897	1,948,460	2,225,227	57,105,797	59,267,422	994,617	1,113,594

CHANGES IN UNITS:
Beginning units	5,022,438	4,616,958	92,773	117,608	2,343,389	2,568,733	57,783	57,587
Units purchased	3,367,157	4,610,564	1,647	10,065	515,837	1,093,399	8,913	20,399
Units redeemed	(5,647,397)	(4,205,084)	(23,635)	(34,900)	(897,453)	(1,318,743)	(21,367)	(20,203)

Ending units	2,742,198	5,022,438	70,785	92,773	1,961,773	2,343,389	45,329	57,783

(Continued)

37

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	GVGU1		GVGU		GIG		GIG3
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$87	587	34,536	243,639	(3,036)	(909)	(49,963)	(37,503)
Realized gain (loss) on investments	(10,224)	(875)	(1,733,405)	(5,829,198)	56,569	(111,347)	(5,227,492)	(8,949,644)
Change in unrealized gain (loss) on investments	9,323	1,828	1,366,564	5,619,924	(10,389)	352,373	7,913,535	14,475,264
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(814)	1,540	(332,305)	34,365	43,144	240,117	2,636,080	5,488,117

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	123,574	205,331	32,910	45,772	316,040	445,688
Transfers between funds	(21,384)	-	(8,183,900)	(5,017,490)	(361,742)	291,336	(1,220,819)	829,819
Redemptions (note 3)	230	(2,262)	(927,733)	(1,771,067)	(137,485)	(199,034)	(4,266,072)	(3,648,045)
Annuity benefits	(40)	(113)	-	-	(829)	(2,300)	(98)	(23)
Contract maintenance charges (note 2)	-	-	(99)	(149)	(40)	(54)	(603)	(663)
Contingent deferred sales charges (note 2)	-	-	(2,235)	(3,064)	(432)	(249)	(12,154)	(12,229)
Adjustments to maintain reserves	1	(4)	(152)	(345)	(265)	127	(552)	(668)

Net equity transactions	(21,193)	(2,379)	(8,990,545)	(6,586,784)	(467,883)	135,598	(5,184,257)	(2,386,121)

Net change in contract owners’ equity	(22,007)	(839)	(9,322,850)	(6,552,419)	(424,739)	375,715	(2,548,177)	3,101,996
Contract owners’ equity beginning of period	22,007	22,846	9,322,850	15,875,269	1,191,175	815,460	27,492,057	24,390,061

Contract owners’ equity end of period	$-	22,007	-	9,322,850	766,436	1,191,175	24,943,880	27,492,057

CHANGES IN UNITS:
Beginning units	1,356	1,501	617,366	1,126,815	108,942	95,197	1,606,441	1,835,707
Units purchased	14	-	46,767	213,262	5,025	47,278	309,157	751,390
Units redeemed	(1,370)	(145)	(664,133)	(722,711)	(51,250)	(33,533)	(616,230)	(980,656)

Ending units	-	1,356	-	617,366	62,717	108,942	1,299,368	1,606,441

(Continued)

38

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	NVIE6		GEF		GEF3		NVNMO1
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(237)	(160)	(5,958)	(2,595)	(8,220)	(6,123)	(851,277)	(356,697)
Realized gain (loss) on investments	(3,832)	(3,944)	472,938	253,741	(1,368,173)	(1,704,366)	2,969,870	973,687
Change in unrealized gain (loss) on investments	9,569	14,274	178,383	1,263,513	1,844,986	2,900,358	2,178,031	10,041,102
Reinvested capital gains	-	-	-	-	-	-	7,570,839	220,910

Net increase (decrease) in contract owners’ equity resulting from operations	5,500	10,170	645,363	1,514,659	468,593	1,189,869	11,867,463	10,879,002

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	23,764	51,268	143,754	270,709	1,520,229	937,904
Transfers between funds	-	21,133	(289,502)	(354,850)	(986,988)	(321,583)	(9,478,834)	96,213,801
Redemptions (note 3)	(4,230)	(4,258)	(1,220,039)	(1,199,210)	(989,354)	(921,308)	(14,703,827)	(6,087,874)
Annuity benefits	(1,765)	(873)	(3,212)	(2,579)	-	-	(16,807)	(6,304)
Contract maintenance charges (note 2)	1	-	(115)	(142)	(203)	(233)	(1,861)	(638)
Contingent deferred sales charges (note 2)	-	-	(753)	(633)	(2,080)	(2,562)	(19,979)	(7,118)
Adjustments to maintain reserves	6	12	(366)	4,386	307	(494)	4,583	(6,927)

Net equity transactions	(5,988)	16,014	(1,490,222)	(1,501,760)	(1,834,564)	(975,471)	(22,696,497)	91,042,844

Net change in contract owners’ equity	(488)	26,184	(844,859)	12,899	(1,365,971)	214,398	(10,829,034)	101,921,846
Contract owners’ equity beginning of period	56,219	30,035	8,047,951	8,035,052	6,481,949	6,267,551	102,052,823	130,977

Contract owners’ equity end of period	$55,731	56,219	7,203,092	8,047,951	5,115,978	6,481,949	91,223,789	102,052,823

CHANGES IN UNITS:
Beginning units	8,052	5,501	586,309	726,959	352,465	421,671	13,082,723	24,053
Units purchased	28	3,378	1,764	17,983	30,337	85,154	956,878	15,151,610
Units redeemed	(927)	(827)	(112,578)	(158,633)	(130,594)	(154,360)	(3,818,384)	(2,092,940)

Ending units	7,153	8,052	475,495	586,309	252,208	352,465	10,221,217	13,082,723

(Continued)

39

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	NVNSR1		NVNSR2		NVCRA2		NVCRB2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(16,370)	(31,173)	(27)	(11)	(15,416)	(3,206)	(23,647)	42,214
Realized gain (loss) on investments	454,570	(2,091,723)	7	1	260,027	(369,652)	293,238	(244,151)
Change in unrealized gain (loss) on investments	302,498	3,083,853	374	169	(134,930)	886,321	387,632	988,580
Reinvested capital gains	-	-	-	-	188,921	529	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	740,698	960,957	354	159	298,602	513,992	657,223	786,643

Equity transactions:
Purchase payments received from contract owners (note 3)	241,728	147,305	-	-	197,959	326,945	215,456	662,845
Transfers between funds	(1,410,734)	(2,202,180)	-	1,534	110,790	525,761	4,834,439	2,254,009
Redemptions (note 3)	(806,825)	(938,577)	-	-	(302,268)	(289,877)	(1,370,476)	(753,576)
Annuity benefits	(575)	(395)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(767)	(1,020)	-	-	(383)	(74)	(138)	(75)
Contingent deferred sales charges (note 2)	(4,318)	(6,181)	-	-	(1,233)	(222)	(10,695)	(225)
Adjustments to maintain reserves	44	3,889	-	2	(34)	146	(41)	(109)

Net equity transactions	(1,981,448)	(2,997,159)	-	1,536	4,831	562,679	3,668,545	2,162,869

Net change in contract owners’ equity	(1,240,750)	(2,036,202)	354	1,695	303,433	1,076,671	4,325,768	2,949,512
Contract owners’ equity beginning of period	4,381,839	6,418,041	1,695	-	2,370,573	1,293,902	5,985,142	3,035,630

Contract owners’ equity end of period	$3,141,089	4,381,839	2,049	1,695	2,674,006	2,370,573	10,310,910	5,985,142

CHANGES IN UNITS:
Beginning units	545,466	1,045,538	217	-	291,521	203,409	589,939	382,103
Units purchased	204,391	182,907	-	217	134,326	243,321	672,494	386,459
Units redeemed	(431,164)	(682,979)	-	-	(136,676)	(155,209)	(300,200)	(178,623)

Ending units	318,693	545,466	217	217	289,171	291,521	962,233	589,939

(Continued)

40

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	NVCCA2		NVCCN2		NVCMD2		NVCMA2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(23,121)	6,189	4,113	77,900	(62,698)	68,923	(44,462)	12,827
Realized gain (loss) on investments	(72,225)	(512,697)	403,070	(94,790)	294,009	(585,543)	353,810	(409,788)
Change in unrealized gain (loss) on investments	596,301	1,335,014	(84,730)	526,732	1,497,093	2,605,933	511,762	1,241,673
Reinvested capital gains	204	-	125,034	11,379	-	620	-	2,043

Net increase (decrease) in contract owners’ equity resulting from operations	501,159	828,506	447,487	521,221	1,728,404	2,089,933	821,110	846,755

Equity transactions:
Purchase payments received from contract owners (note 3)	178,334	201,435	416,266	89,458	1,516,375	1,611,034	365,806	1,293,097
Transfers between funds	2,064,489	886,720	3,455,185	4,172,111	7,467,967	5,586,811	2,315,760	1,421,546
Redemptions (note 3)	(729,333)	(2,059,944)	(1,237,401)	(1,199,870)	(2,919,401)	(1,937,222)	(757,811)	(261,619)
Annuity benefits	(889)	-	(25,006)	(17,163)	(78,588)	(48,497)	(74,432)	(20,564)
Contract maintenance charges (note 2)	(171)	(43)	(212)	(87)	(860)	(299)	(523)	(169)
Contingent deferred sales charges (note 2)	(1,410)	(6,456)	(1,606)	(5,579)	(1,839)	(7,725)	(1,890)	(368)
Adjustments to maintain reserves	(175)	(122)	4,310	68,962	(730)	(197)	(2,531)	(90)

Net equity transactions	1,510,846	(978,410)	2,611,536	3,107,832	5,982,924	5,203,905	1,844,379	2,431,833

Net change in contract owners’ equity	2,012,005	(149,904)	3,059,023	3,629,053	7,711,328	7,293,838	2,665,489	3,278,588
Contract owners’ equity beginning of period	4,022,814	4,172,718	6,234,788	2,605,735	12,911,239	5,617,401	5,551,785	2,273,197

Contract owners’ equity end of period	$6,034,819	4,022,814	9,293,811	6,234,788	20,622,567	12,911,239	8,217,274	5,551,785

CHANGES IN UNITS:
Beginning units	418,388	559,727	581,196	283,337	1,273,021	742,815	487,057	303,444
Units purchased	303,563	368,003	579,372	617,478	1,252,700	1,009,155	479,194	374,682
Units redeemed	(141,929)	(509,342)	(352,869)	(319,619)	(613,597)	(478,949)	(262,451)	(191,069)

Ending units	580,022	418,388	807,699	581,196	1,912,124	1,273,021	703,800	487,057

(Continued)

41

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	NVCMC2		NVCBD1		NVCBD2		NVLCP2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(9,863)	56,727	130,680	93,347	4,669	5,007	55,159	77,279
Realized gain (loss) on investments	557,537	(115,908)	321,224	126,672	4,039	3,675	203,794	74,825
Change in unrealized gain (loss) on investments	(49,399)	707,744	(113,371)	10,632	15,054	7,583	(79,871)	27,689
Reinvested capital gains	13,578	3,640	81,541	33,675	7,760	3,187	89,656	71,400

Net increase (decrease) in contract owners’ equity resulting from operations	511,853	652,203	420,074	264,326	31,522	19,452	268,738	251,193

Equity transactions:
Purchase payments received from contract owners (note 3)	414,056	387,857	305,088	101,829	-	-	14,847	19,118
Transfers between funds	2,453,693	2,538,399	2,690,069	6,628,168	109,708	579,089	266,457	3,536,367
Redemptions (note 3)	(1,051,497)	(1,132,337)	(2,394,549)	(914,752)	(19,869)	(30,807)	(722,306)	(383,426)
Annuity benefits	(4,982)	(1,247)	(14,531)	(10,261)	-	-	(8,224)	(5,681)
Contract maintenance charges (note 2)	(186)	(117)	(486)	(194)	-	-	(45)	(39)
Contingent deferred sales charges (note 2)	(438)	(12,815)	(3,295)	(1,026)	-	(42)	(62)	(179)
Adjustments to maintain reserves	(2)	(115)	(253)	(153)	(10)	(40)	(105)	(35)

Net equity transactions	1,810,643	1,779,625	582,043	5,803,611	89,829	548,200	(449,439)	3,166,125

Net change in contract owners’ equity	2,322,496	2,431,828	1,002,117	6,067,937	121,351	567,652	(180,701)	3,417,318
Contract owners’ equity beginning of period	6,156,078	3,724,250	7,229,509	1,161,572	668,098	100,446	3,969,618	552,300

Contract owners’ equity end of period	$8,478,574	6,156,078	8,231,626	7,229,509	789,449	668,098	3,788,917	3,969,618

CHANGES IN UNITS:
Beginning units	633,405	445,889	669,759	109,155	63,999	10,259	344,564	53,319
Units purchased	560,817	579,509	686,476	1,182,533	10,355	58,175	263,446	727,470
Units redeemed	(395,699)	(391,993)	(633,905)	(621,929)	(2,158)	(4,435)	(300,475)	(436,225)

Ending units	798,523	633,405	722,330	669,759	72,196	63,999	307,535	344,564

(Continued)

42

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	TRF		TRF2		GVGF1		GVGFS
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(70,290)	329,455	(8,093)	(5,093)	(2)	(5)	(1,414)	(3,798)
Realized gain (loss) on investments	(4,115,477)	(13,766,520)	(60,171)	(41,969)	(1,713)	(630)	273,692	(2,226,308)
Change in unrealized gain (loss) on investments	17,958,649	39,345,162	137,224	196,791	1,776	1,717	(202,660)	3,488,754
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	13,772,882	25,908,097	68,960	149,729	61	1,082	69,618	1,258,648

Equity transactions:
Purchase payments received from contract owners (note 3)	2,684,534	3,027,289	600	2,545	-	-	12,558	49,757
Transfers between funds	(325,992)	(3,906,228)	(61,800)	92,192	(3,863)	-	(4,235,395)	(720,768)
Redemptions (note 3)	(19,229,198)	(19,382,011)	(240,080)	(59,751)	90	(722)	(179,724)	(763,555)
Annuity benefits	(90,425)	(77,505)	-	-	-	-	(140)	(351)
Contract maintenance charges (note 2)	(8,457)	(9,736)	-	-	-	-	(34)	(72)
Contingent deferred sales charges (note 2)	(27,681)	(40,798)	(70)	(358)	-	-	(325)	(2,065)
Adjustments to maintain reserves	(14,076)	(9,969)	(22)	(53)	(1)	(1)	(247)	(410)

Net equity transactions	(17,011,295)	(20,398,958)	(301,372)	34,575	(3,773)	(723)	(4,403,308)	(1,437,464)

Net change in contract owners’ equity	(3,238,413)	5,509,139	(232,412)	184,304	(3,712)	359	(4,333,690)	(178,816)
Contract owners’ equity beginning of period	128,617,738	123,108,599	855,533	671,229	3,712	3,353	4,333,690	4,512,506

Contract owners’ equity end of period	$125,379,325	128,617,738	623,121	855,533	-	3,712	-	4,333,690

CHANGES IN UNITS:
Beginning units	11,511,657	13,778,445	90,233	87,219	294	346	331,596	450,548
Units purchased	923,449	949,645	329	15,800	-	-	17,482	210,482
Units redeemed	(2,448,098)	(3,216,433)	(31,466)	(12,786)	(294)	(52)	(349,078)	(329,434)

Ending units	9,987,008	11,511,657	59,096	90,233	-	294	-	331,596

(Continued)

43

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	GBF		GBF2		CAF		GVGH1
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$5,256,010	7,729,164	73,932	149,087	(119,366)	(134,438)	(63)	(597)
Realized gain (loss) on investments	4,949,691	2,882,260	44,449	(139,562)	1,693,588	1,006,038	(4,216)	(3,992)
Change in unrealized gain (loss) on investments	(8,988,636)	(10,019,570)	(138,379)	(110,847)	3,194,497	6,655,242	5,196	14,445
Reinvested capital gains	9,655,851	4,461,069	301,802	155,671	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	10,872,916	5,052,923	281,804	54,349	4,768,719	7,526,842	917	9,856

Equity transactions:
Purchase payments received from contract owners (note 3)	3,784,154	5,878,536	91,844	193,855	592,577	1,969,591	(862)	(28)
Transfers between funds	(6,455,822)	(33,027,493)	(162,632)	(674,907)	(701,182)	(127,600)	(67,831)	(7,613)
Redemptions (note 3)	(53,526,215)	(80,250,764)	(2,787,357)	(2,014,478)	(3,513,337)	(5,899,400)	322	(1,857)
Annuity benefits	(213,211)	(228,905)	(696)	(55,880)	(6,461)	(5,782)	195	(1,598)
Contract maintenance charges (note 2)	(5,562)	(7,141)	-	-	(2,895)	(3,200)	-	-
Contingent deferred sales charges (note 2)	(64,767)	(188,318)	(2,903)	(12,578)	(6,149)	(6,233)	-	-
Adjustments to maintain reserves	(26,512)	(8,301)	16	(7,454)	(34)	(20,567)	532	456

Net equity transactions	(56,507,935)	(107,832,386)	(2,861,729)	(2,571,442)	(3,637,481)	(4,093,191)	(67,643)	(10,640)

Net change in contract owners’ equity	(45,635,019)	(102,779,463)	(2,579,925)	(2,517,093)	1,131,238	3,433,651	(66,726)	(784)
Contract owners’ equity beginning of period	301,631,836	404,411,299	10,532,755	13,049,848	29,752,271	26,318,620	66,726	67,510

Contract owners’ equity end of period	$255,996,817	301,631,836	7,952,830	10,532,755	30,883,509	29,752,271	-	66,726

CHANGES IN UNITS:
Beginning units	18,571,113	25,449,213	853,076	1,063,595	4,093,988	4,801,429	5,321	6,333
Units purchased	4,156,549	4,886,085	67,725	70,196	256,602	670,273	-	60
Units redeemed	(7,546,702)	(11,764,185)	(294,308)	(280,715)	(750,145)	(1,377,714)	(5,321)	(1,072)

Ending units	15,180,960	18,571,113	626,493	853,076	3,600,445	4,093,988	-	5,321

(Continued)

44

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	GVGHS		GVIX8		GVIDA		NVDBL2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(11,460)	(119,380)	28,670	40,228	209,884	(101,730)	6,984	7,688
Realized gain (loss) on investments	(255,140)	(4,891,975)	(453,341)	(499,950)	(4,398,101)	(5,708,040)	39,309	411
Change in unrealized gain (loss) on investments	494,241	6,261,895	596,544	1,085,420	10,097,082	14,175,669	233,886	33,357
Reinvested capital gains	-	-	-	-	-	2,648,715	7,419	10,743

Net increase (decrease) in contract owners’ equity resulting from operations	227,641	1,250,540	171,873	625,698	5,908,865	11,014,614	287,598	52,199

Equity transactions:
Purchase payments received from contract owners (note 3)	151,079	161,972	39,542	50,672	1,345,721	1,718,914	20,233	27,200
Transfers between funds	(12,880,293)	(4,063,238)	219,618	765,939	(2,966,055)	(3,348,295)	2,294,762	1,429,039
Redemptions (note 3)	(920,670)	(2,018,199)	(378,317)	(189,841)	(6,600,800)	(4,800,538)	(93,544)	(3,515)
Annuity benefits	(778)	(2,381)	(1,984)	(1,762)	(67,557)	(58,595)	(1,073)	(92)
Contract maintenance charges (note 2)	(205)	(556)	(121)	(130)	(7,634)	(8,358)	(2)	-
Contingent deferred sales charges (note 2)	(2,931)	(8,782)	(846)	(979)	(42,772)	(43,507)	(1)	-
Adjustments to maintain reserves	(1,375)	(460)	(42)	(145)	550	(916)	(487)	(7)

Net equity transactions	(13,655,173)	(5,931,644)	(122,150)	623,754	(8,338,547)	(6,541,295)	2,219,888	1,452,625

Net change in contract owners’ equity	(13,427,532)	(4,681,104)	49,723	1,249,452	(2,429,682)	4,473,319	2,507,486	1,504,824
Contract owners’ equity beginning of period	13,427,532	18,108,636	3,074,462	1,825,010	51,941,164	47,467,845	1,504,824	-

Contract owners’ equity end of period	$-	13,427,532	3,124,185	3,074,462	49,511,482	51,941,164	4,012,310	1,504,824

CHANGES IN UNITS:
Beginning units	1,040,801	1,656,216	362,938	274,031	4,157,079	4,774,409	127,959	-
Units purchased	105,509	517,957	97,028	222,842	530,279	809,695	231,565	151,707
Units redeemed	(1,146,310)	(1,133,372)	(114,125)	(133,935)	(1,208,563)	(1,427,025)	(42,112)	(23,748)

Ending units	-	1,040,801	345,841	362,938	3,478,795	4,157,079	317,412	127,959

(Continued)

45

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	NVDCA2		GVIDC		GVIDM		GVDMA
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(144)	5,318	632,101	438,883	2,275,051	796,940	877,238	(10,638)
Realized gain (loss) on investments	16,632	9,014	(528,713)	(2,079,314)	(5,364,250)	(12,417,527)	(6,689,409)	(8,221,910)
Change in unrealized gain (loss) on investments	42,983	35,288	2,486,787	6,448,554	29,044,386	54,473,664	20,329,521	31,899,916
Reinvested capital gains	1,686	3,978	166,254	338,752	-	6,890,545	-	6,127,577

Net increase (decrease) in contract owners’ equity resulting from operations	61,157	53,598	2,756,429	5,146,875	25,955,187	49,743,622	14,517,350	29,794,945

Equity transactions:
Purchase payments received from contract owners (note 3)	62,507	19,579	693,146	909,838	6,189,021	7,574,577	3,372,128	3,992,577
Transfers between funds	276,757	829,455	2,750,386	3,438,277	(6,674,460)	33,576,689	(3,347,695)	(6,673,971)
Redemptions (note 3)	(46,453)	(137,898)	(13,802,346)	(17,890,855)	(60,863,833)	(51,636,339)	(29,224,210)	(21,146,166)
Annuity benefits	(1,119)	(626)	(81,383)	(107,081)	(679,775)	(560,852)	(340,024)	(312,574)
Contract maintenance charges (note 2)	(10)	-	(1,480)	(1,453)	(13,622)	(14,619)	(16,360)	(18,082)
Contingent deferred sales charges (note 2)	-	(436)	(31,184)	(44,090)	(98,793)	(220,931)	(100,196)	(102,831)
Adjustments to maintain reserves	(82)	(7)	8,815	2,065	(28)	299,532	3,965	(3,794)

Net equity transactions	291,600	710,067	(10,464,046)	(13,693,299)	(62,141,490)	(10,981,943)	(29,652,392)	(24,264,841)

Net change in contract owners’ equity	352,757	763,665	(7,707,617)	(8,546,424)	(36,186,303)	38,761,679	(15,135,042)	5,530,104
Contract owners’ equity beginning of period	763,665	-	63,356,378	71,902,802	316,270,533	277,508,854	154,063,379	148,533,275

Contract owners’ equity end of period	$1,116,422	763,665	55,648,761	63,356,378	280,084,230	316,270,533	138,928,337	154,063,379

CHANGES IN UNITS:
Beginning units	61,529	-	5,109,651	6,279,027	24,580,501	25,414,593	11,933,118	14,184,832
Units purchased	65,897	73,997	1,032,488	2,162,702	2,680,321	9,343,606	1,564,260	1,844,241
Units redeemed	(48,767)	(12,468)	(1,853,304)	(3,332,078)	(7,563,396)	(10,177,698)	(3,911,508)	(4,095,955)

Ending units	78,659	61,529	4,288,835	5,109,651	19,697,426	24,580,501	9,585,870	11,933,118

(Continued)

46

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	GVDMC		GVUS1		GVUSL		MCIF
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$875,377	485,910	-	(1)	(14,298)	(16,986)	119,223	(214,565)
Realized gain (loss) on investments	(2,434,915)	(5,159,593)	-	(1,415)	(2,607,221)	(2,145,245)	668,115	(5,066,068)
Change in unrealized gain (loss) on investments	7,721,154	15,166,898	-	1,719	2,869,155	3,736,000	24,964,675	34,901,409
Reinvested capital gains	-	1,566,703	-	-	-	-	124,371	3,360,831

Net increase (decrease) in contract owners’ equity resulting from operations	6,161,616	12,059,918	-	303	247,636	1,573,769	25,876,384	32,981,607

Equity transactions:
Purchase payments received from contract owners (note 3)	2,746,268	1,767,196	-	3	39,077	144,864	1,747,583	2,425,750
Transfers between funds	(1,303,103)	(5,429,253)	-	(2,048)	(6,051,091)	(856,503)	(4,952,259)	(6,339,940)
Redemptions (note 3)	(24,105,332)	(18,570,063)	-	-	(308,255)	(832,822)	(21,847,242)	(18,602,115)
Annuity benefits	(141,521)	(149,038)	-	(115)	-	-	(78,073)	(59,571)
Contract maintenance charges (note 2)	(3,902)	(4,169)	-	-	(62)	(182)	(3,095)	(3,478)
Contingent deferred sales charges (note 2)	(37,276)	(64,170)	-	-	(1,155)	(2,347)	(36,822)	(44,499)
Adjustments to maintain reserves	(1,128)	(1,448)	-	27	(73)	(371)	5,868	(2,995)

Net equity transactions	(22,845,994)	(22,450,945)	-	(2,133)	(6,321,559)	(1,547,361)	(25,164,039)	(22,626,848)

Net change in contract owners’ equity	(16,684,378)	(10,391,027)	-	(1,830)	(6,073,923)	26,408	712,345	10,354,759
Contract owners’ equity beginning of period	100,423,857	110,814,884	-	1,830	6,073,923	6,047,515	121,468,188	111,113,429

Contract owners’ equity end of period	$83,739,479	100,423,857	-	-	-	6,073,923	122,180,533	121,468,188

CHANGES IN UNITS:
Beginning units	7,849,777	9,861,417	-	221	503,325	663,781	5,661,511	7,039,039
Units purchased	1,007,203	1,604,697	-	1	10,996	111,763	570,629	914,484
Units redeemed	(2,815,498)	(3,616,337)	-	(222)	(514,321)	(272,219)	(1,683,298)	(2,292,012)

Ending units	6,041,482	7,849,777	-	-	-	503,325	4,548,842	5,661,511

(Continued)

47

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	SAM		NVMIG1		NVMIG3		GVDIV2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(3,967,836)	(5,902,070)	(28)	(8)	(249,869)	(72,282)	20	14
Realized gain (loss) on investments	-	-	(970)	-	2,081,973	(564,526)	(110)	(152)
Change in unrealized gain (loss) on investments	-	-	1,747	89	5,856,229	10,682,185	198	742
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(3,967,836)	(5,902,070)	749	81	7,688,333	10,045,377	108	604

Equity transactions:
Purchase payments received from contract owners (note 3)	30,568,583	45,261,229	-	-	921,875	377,466	-	-
Transfers between funds	54,146,452	(10,457,895)	1,928	10,877	(4,795,227)	65,275,959	-	-
Redemptions (note 3)	(194,917,158)	(318,490,773)	-	-	(11,118,397)	(5,072,674)	12	-
Annuity benefits	(465,152)	(491,537)	-	-	(10,093)	(4,426)	(218)	(197)
Contract maintenance charges (note 2)	(5,431)	(7,180)	-	-	(2,014)	(1,352)	-	-
Contingent deferred sales charges (note 2)	(153,731)	(544,656)	-	-	(17,269)	(8,182)	-	-
Adjustments to maintain reserves	(32,631)	(41,971)	1	0	2,958	1,000	0	10

Net equity transactions	(110,859,069)	(284,772,783)	1,929	10,877	(15,018,166)	60,567,791	(206)	(187)

Net change in contract owners’ equity	(114,826,905)	(290,674,853)	2,678	10,958	(7,329,833)	70,613,168	(98)	417
Contract owners’ equity beginning of period	397,239,251	687,914,104	10,958	-	74,482,633	3,869,465	2,718	2,301

Contract owners’ equity end of period	$282,412,346	397,239,251	13,636	10,958	67,152,800	74,482,633	2,620	2,718

CHANGES IN UNITS:
Beginning units	31,981,566	55,065,021	813	-	9,022,689	634,973	230	249
Units purchased	23,226,328	28,887,352	827	813	494,833	9,754,515	1	-
Units redeemed	(32,271,241)	(51,970,807)	(744)	-	(2,310,109)	(1,366,799)	(19)	(19)

Ending units	22,936,653	31,981,566	896	813	7,207,413	9,022,689	212	230

(Continued)

48

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	GVDIV3		GVDIV6		NVMLG1		NVMLG2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$143,054	163,276	1,061	1,565	(255,676)	(10,587)	(17,717)	(5,212)
Realized gain (loss) on investments	(3,812,622)	(9,583,270)	(315,994)	(288,045)	1,206,613	117,088	43,222	9,185
Change in unrealized gain (loss) on investments	4,243,150	13,736,670	328,212	482,139	668,604	1,119,818	41,508	121,142
Reinvested capital gains	-	-	-	-	1,118,211	-	39,440	-

Net increase (decrease) in contract owners’ equity resulting from operations	573,582	4,316,676	13,279	195,659	2,737,752	1,226,319	106,453	125,115

Equity transactions:
Purchase payments received from contract owners (note 3)	177,737	209,599	15,949	7,986	381,675	133,609	20,161	7,640
Transfers between funds	(1,482,147)	(5,313,468)	(28,201)	(76,757)	22,374,986	8,373,034	(167,564)	1,016,495
Redemptions (note 3)	(2,335,441)	(2,665,546)	(276,285)	(60,744)	(4,326,362)	(625,133)	(172,399)	(47,310)
Annuity benefits	-	-	(11,848)	(11,256)	(24,493)	(3,668)	(410)	-
Contract maintenance charges (note 2)	(692)	(979)	3	-	(1,312)	(375)	-	-
Contingent deferred sales charges (note 2)	(3,981)	(7,023)	(379)	(415)	(12,356)	(3,771)	(33)	(452)
Adjustments to maintain reserves	892	(4,427)	85	(30)	(10,064)	(230)	479	(178)

Net equity transactions	(3,643,632)	(7,781,844)	(300,676)	(141,216)	18,382,074	7,873,466	(319,767)	976,195

Net change in contract owners’ equity	(3,070,050)	(3,465,168)	(287,397)	54,443	21,119,826	9,099,785	(213,314)	1,101,310
Contract owners’ equity beginning of period	17,575,662	21,040,830	926,394	871,951	9,155,872	56,087	1,101,310	-

Contract owners’ equity end of period	$14,505,612	17,575,662	638,997	926,394	30,275,698	9,155,872	887,996	1,101,310

CHANGES IN UNITS:
Beginning units	1,150,634	1,767,075	67,302	78,668	1,116,209	8,873	138,048	-
Units purchased	116,963	206,674	6,945	10,201	3,481,033	1,296,479	1,661	147,615
Units redeemed	(362,446)	(823,115)	(34,832)	(21,567)	(1,362,057)	(189,143)	(42,301)	(9,567)

Ending units	905,151	1,150,634	39,415	67,302	3,235,185	1,116,209	97,408	138,048

(Continued)

49

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	NVMLV1		NVMLV2		NVMMG1		NVMMG2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(26,704)	-	(50,722)	(7,222)	(1,152,256)	(551,450)	(92,638)	(35,244)
Realized gain (loss) on investments	(205,887)	-	163,146	176,869	5,261,698	956,178	257,437	54,026
Change in unrealized gain (loss) on investments	130,707	-	132,358	479,467	19,775,865	14,618,887	1,462,680	840,857
Reinvested capital gains	348,076	-	207,149	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	246,192	-	451,931	649,114	23,885,307	15,023,615	1,627,479	859,639

Equity transactions:
Purchase payments received from contract owners (note 3)	100,366	-	60,112	56,414	1,918,724	749,257	111,284	(179,166)
Transfers between funds	11,324,576	-	(444,967)	5,007,591	(5,160,556)	98,434,637	(407,884)	6,974,862
Redemptions (note 3)	(1,417,191)	-	(898,416)	(301,422)	(16,017,711)	(8,122,814)	(831,937)	(311,969)
Annuity benefits	(336)	-	(8,507)	(4,392)	(65,043)	(29,805)	-	-
Contract maintenance charges (note 2)	(70)	-	(26)	(14)	(3,826)	(6,880)	-	-
Contingent deferred sales charges (note 2)	(886)	-	(1,890)	(414)	(28,692)	(19,255)	-	-
Adjustments to maintain reserves	480	-	539	(481)	4,206	182,396	1,132	202,264

Net equity transactions	10,006,939	-	(1,293,155)	4,757,282	(19,352,899)	91,187,536	(1,127,405)	6,685,991

Net change in contract owners’ equity	10,253,131	-	(841,224)	5,406,396	4,532,408	106,211,151	500,074	7,545,630
Contract owners’ equity beginning of period	-	-	5,500,205	93,809	107,746,945	1,535,794	7,545,630	-

Contract owners’ equity end of period	$10,253,131	-	4,658,981	5,500,205	112,279,353	107,746,945	8,045,704	7,545,630

CHANGES IN UNITS:
Beginning units	-	-	671,187	14,426	13,643,300	246,427	970,197	-
Units purchased	1,317,023	-	70,763	988,782	909,181	15,743,231	61,705	1,080,778
Units redeemed	(338,531)	-	(231,653)	(332,021)	(3,228,254)	(2,346,358)	(203,292)	(110,581)

Ending units	978,492	-	510,297	671,187	11,324,227	13,643,300	828,610	970,197

(Continued)

50

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	NVMMV2		SCGF		SCGF2		SCVF
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$95,347	11,971	(301,985)	(300,305)	(9,617)	(9,891)	(609,409)	(616,864)
Realized gain (loss) on investments	2,955,674	(309,902)	(1,319,049)	(9,436,388)	(5,150)	(50,848)	(9,908,916)	(23,805,570)
Change in unrealized gain (loss) on investments	6,142,025	9,580,160	7,327,167	15,353,901	118,205	175,458	36,677,316	48,274,125
Reinvested capital gains	3,384,013	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	12,577,059	9,282,229	5,706,133	5,617,208	103,438	114,719	26,158,991	23,851,691

Equity transactions:
Purchase payments received from contract owners (note 3)	1,112,267	640,896	525,121	542,505	40,677	10,502	1,837,780	2,547,344
Transfers between funds	(5,140,546)	74,469,147	537,786	(748,929)	11,475	(23,356)	(5,510,180)	(6,924,056)
Redemptions (note 3)	(14,112,991)	(6,047,743)	(4,500,541)	(4,659,719)	(242,049)	(95,335)	(20,079,069)	(19,846,277)
Annuity benefits	(18,824)	(6,144)	(9,546)	(7,580)	(28)	(23)	(48,647)	(38,527)
Contract maintenance charges (note 2)	(1,836)	(959)	(970)	(1,075)	-	-	(3,175)	(3,576)
Contingent deferred sales charges (note 2)	(21,522)	(12,899)	(6,395)	(14,531)	(83)	(921)	(30,708)	(55,664)
Adjustments to maintain reserves	2,562	(17,051)	1,115	(978)	129	(42)	6,726	10,761

Net equity transactions	(18,180,890)	69,025,247	(3,453,429)	(4,890,307)	(189,879)	(109,175)	(23,827,274)	(24,309,995)

Net change in contract owners’ equity	(5,603,831)	78,307,476	2,252,704	726,901	(86,441)	5,544	2,331,717	(458,304)
Contract owners’ equity beginning of period	81,378,423	3,070,947	27,829,313	27,102,412	594,603	589,059	120,541,715	121,000,019

Contract owners’ equity end of period	$75,774,592	81,378,423	30,082,017	27,829,313	508,162	594,603	122,873,432	120,541,715

CHANGES IN UNITS:
Beginning units	9,387,443	457,440	2,405,794	2,959,328	75,333	93,131	5,299,089	6,639,101
Units purchased	521,586	10,720,008	304,958	1,220,209	8,273	6,620	404,505	844,761
Units redeemed	(2,522,203)	(1,790,005)	(617,202)	(1,773,743)	(31,045)	(24,418)	(1,395,285)	(2,184,773)

Ending units	7,386,826	9,387,443	2,093,550	2,405,794	52,561	75,333	4,308,309	5,299,089

(Continued)

51

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	SCVF2		SCF		SCF2		MSBF
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(17,392)	(15,781)	(982,254)	(972,767)	(49,211)	(44,888)	3,800,350	6,530,047
Realized gain (loss) on investments	(210,338)	(271,750)	(14,481,957)	(26,582,315)	(435,338)	(382,040)	(3,154,503)	(10,117,568)
Change in unrealized gain (loss) on investments	482,568	545,360	40,966,066	60,450,689	1,030,722	1,181,110	6,246,020	19,485,737
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	254,838	257,829	25,501,855	32,895,607	546,173	754,182	6,891,867	15,898,216

Equity transactions:
Purchase payments received from contract owners (note 3)	18,027	8,482	1,747,711	2,318,107	30,524	22,966	877,761	1,057,996
Transfers between funds	47,389	(49,723)	(7,532,828)	(8,103,761)	(113,999)	(31,923)	(2,492,534)	4,321,755
Redemptions (note 3)	(371,757)	(187,795)	(20,789,293)	(18,951,199)	(680,848)	(421,203)	(15,912,675)	(14,469,332)
Annuity benefits	(81)	(65)	(54,923)	(48,346)	-	-	(36,117)	(37,430)
Contract maintenance charges (note 2)	-	-	(3,265)	(3,619)	-	-	(769)	(890)
Contingent deferred sales charges (note 2)	(130)	(1,409)	(28,046)	(36,717)	(186)	(1,164)	(12,191)	(24,276)
Adjustments to maintain reserves	260	(88)	11,456	(1,697)	(54)	(77)	(279)	(4,052)

Net equity transactions	(306,292)	(230,598)	(26,649,188)	(24,827,232)	(764,564)	(431,401)	(17,576,804)	(9,156,229)

Net change in contract owners’ equity	(51,454)	27,231	(1,147,333)	8,068,375	(218,391)	322,781	(10,684,937)	6,741,987
Contract owners’ equity beginning of period	1,336,545	1,309,314	126,050,167	117,981,792	2,898,029	2,575,248	81,077,095	74,335,108

Contract owners’ equity end of period	$1,285,091	1,336,545	124,902,834	126,050,167	2,679,638	2,898,029	70,392,158	81,077,095

CHANGES IN UNITS:
Beginning units	123,050	148,938	6,145,117	7,666,352	239,791	281,038	5,382,701	6,067,116
Units purchased	20,872	9,550	279,565	837,288	6,640	18,552	773,497	3,305,125
Units redeemed	(48,616)	(35,438)	(1,524,061)	(2,358,523)	(65,528)	(59,799)	(1,892,973)	(3,989,540)

Ending units	95,306	123,050	4,900,621	6,145,117	180,903	239,791	4,263,225	5,382,701

(Continued)

52

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	NVSTB2		GGTC		GGTC3		GVUG1
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$28,580	151,754	(3,345)	(8,699)	(37,987)	(82,737)	(1,493)	(3,867)
Realized gain (loss) on investments	39,677	198,733	10,772	(89,116)	2,043,904	(2,469,685)	(73,314)	(91,588)
Change in unrealized gain (loss) on investments	152,590	(86,287)	16,283	435,935	(1,758,726)	5,596,497	86,661	143,606
Reinvested capital gains	29,857	71,628	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	250,704	335,828	23,710	338,120	247,191	3,044,075	11,854	48,151

Equity transactions:
Purchase payments received from contract owners (note 3)	298,114	395,396	3,488	14,522	129,550	133,417	55,490	2,153
Transfers between funds	(2,043,408)	21,650,019	(920,719)	(7,149)	(11,621,237)	5,686,652	(299,850)	(85,265)
Redemptions (note 3)	(4,234,794)	(2,581,989)	(66,498)	(134,738)	(456,715)	(1,053,719)	(6,531)	(17,701)
Annuity benefits	(52,052)	(6,115)	464	-	298	-	(1,328)	(12,725)
Contract maintenance charges (note 2)	(137)	(72)	(49)	(93)	(124)	(400)	-	-
Contingent deferred sales charges (note 2)	(2,788)	(5,266)	(40)	(218)	(1,469)	(3,539)	-	(46)
Adjustments to maintain reserves	(251)	(2,095)	569	(1,086)	366	(537)	(11)	2,075

Net equity transactions	(6,035,316)	19,449,878	(982,785)	(128,762)	(11,949,331)	4,761,874	(252,230)	(111,509)

Net change in contract owners’ equity	(5,784,612)	19,785,706	(959,075)	209,358	(11,702,140)	7,805,949	(240,376)	(63,358)
Contract owners’ equity beginning of period	21,844,420	2,058,714	959,075	749,717	11,702,140	3,896,191	240,376	303,734

Contract owners’ equity end of period	$16,059,808	21,844,420	-	959,075	-	11,702,140	-	240,376

CHANGES IN UNITS:
Beginning units	2,035,595	208,273	318,647	374,006	1,054,005	530,725	21,372	32,147
Units purchased	356,966	3,219,165	13,228	49,478	155,204	1,053,538	-	509
Units redeemed	(923,375)	(1,391,843)	(331,875)	(104,837)	(1,209,209)	(530,258)	(21,372)	(11,284)

Ending units	1,469,186	2,035,595	-	318,647	-	1,054,005	-	21,372

(Continued)

53

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	GVUGL		NVOLG1		NVOLG2		NVTIV3
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(29,860)	(91,617)	(315,593)	(1,438)	(13,974)	(54)	32,413	(10,213)
Realized gain (loss) on investments	(2,198,108)	(1,460,729)	3,352	5,055	7,683	1	486,042	96,170
Change in unrealized gain (loss) on investments	2,576,510	3,173,287	1,595,745	49,810	41,915	532	(877,268)	925,808
Reinvested capital gains	-	-	142,197	24,039	3,683	210	536,722	9,524

Net increase (decrease) in contract owners’ equity resulting from operations	348,542	1,620,941	1,425,701	77,466	39,307	689	177,909	1,021,289

Equity transactions:
Purchase payments received from contract owners (note 3)	51,468	115,559	784,417	36,434	144,922	-	186,591	148,858
Transfers between funds	(7,919,489)	(531,914)	503,227,250	1,381,379	13,169,143	11,961	(1,504,029)	5,012,489
Redemptions (note 3)	(332,749)	(1,078,097)	(6,877,641)	(19,805)	(384,477)	-	(882,523)	(325,490)
Annuity benefits	-	-	(21,200)	(2,192)	(44)	-	-	-
Contract maintenance charges (note 2)	(76)	(283)	(919)	-	-	-	(884)	(446)
Contingent deferred sales charges (note 2)	(1,635)	(3,862)	(10,115)	(30)	-	-	(5,815)	(2,487)
Adjustments to maintain reserves	(149)	(446)	(41,058)	23	(93,181)	(1)	62	(96)

Net equity transactions	(8,202,629)	(1,499,043)	497,060,734	1,395,809	12,836,363	11,960	(2,206,599)	4,832,828

Net change in contract owners’ equity	(7,854,087)	121,898	498,486,435	1,473,275	12,875,670	12,649	(2,028,690)	5,854,117
Contract owners’ equity beginning of period	7,854,087	7,732,189	1,473,275	-	12,649	-	5,854,117	-

Contract owners’ equity end of period	$-	7,854,087	499,959,710	1,473,275	12,888,319	12,649	3,825,427	5,854,117

CHANGES IN UNITS:
Beginning units	657,631	806,416	103,250	-	983	-	452,463	-
Units purchased	48,568	133,367	36,704,839	109,948	965,172	983	93,255	520,692
Units redeemed	(706,199)	(282,152)	(1,364,432)	(6,698)	(31,933)	-	(264,575)	(68,229)

Ending units	-	657,631	35,443,657	103,250	934,222	983	281,143	452,463

(Continued)

54

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	EIF		NVRE1		AMTB		PMVFAD
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$94,843	(9,310)	757,013	387,712	1,265,874	1,945,679	10,380	2,940
Realized gain (loss) on investments	(804,439)	(11,417,909)	6,326,928	406,496	(1,520,958)	(2,370,986)	38,029	17,171
Change in unrealized gain (loss) on investments	4,346,272	17,755,765	10,699,688	14,255,390	1,473,189	3,884,748	347,535	(144,552)
Reinvested capital gains	-	-	8,019,861	317,124	-	-	61,485	52,958

Net increase (decrease) in contract owners’ equity resulting from operations	3,636,676	6,328,546	25,803,490	15,366,722	1,218,105	3,459,441	457,429	(71,483)

Equity transactions:
Purchase payments received from contract owners (note 3)	416,056	633,988	1,507,534	845,889	487,181	759,366	106,465	191,525
Transfers between funds	(1,274,946)	(3,866,340)	(3,298,660)	87,805,724	5,874,730	1,640,479	3,240,563	3,828,542
Redemptions (note 3)	(5,439,290)	(5,409,728)	(18,180,312)	(5,252,274)	(6,715,242)	(5,386,545)	(569,757)	(71,188)
Annuity benefits	(36,153)	(33,553)	(42,365)	(17,314)	(42,135)	(31,941)	-	-
Contract maintenance charges (note 2)	(1,397)	(1,525)	(3,288)	(1,186)	(705)	(978)	(33)	(3)
Contingent deferred sales charges (note 2)	(11,309)	(13,075)	(30,265)	(12,920)	(13,088)	(15,287)	(799)	-
Adjustments to maintain reserves	3,626	3,662	9,466	(15,158)	(1,079)	(2,584)	162	(552)

Net equity transactions	(6,343,413)	(8,686,571)	(20,037,890)	83,352,761	(410,339)	(3,037,490)	2,776,601	3,948,324

Net change in contract owners’ equity	(2,706,737)	(2,358,025)	5,765,600	98,719,483	807,766	421,951	3,234,030	3,876,841
Contract owners’ equity beginning of period	30,155,588	32,513,613	99,594,873	875,390	29,544,196	29,122,245	3,876,841	-

Contract owners’ equity end of period	$27,448,851	30,155,588	105,360,473	99,594,873	30,351,962	29,544,196	7,110,871	3,876,841

CHANGES IN UNITS:
Beginning units	2,805,689	3,874,794	13,652,000	155,589	2,844,136	3,139,734	356,059	-
Units purchased	319,972	1,223,671	2,138,368	16,533,236	1,617,972	1,798,215	552,224	402,169
Units redeemed	(903,835)	(2,292,776)	(4,579,636)	(3,036,825)	(1,652,809)	(2,093,813)	(305,327)	(46,110)

Ending units	2,221,826	2,805,689	11,210,732	13,652,000	2,809,299	2,844,136	602,956	356,059

(Continued)

55

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	PMVLAD		AVB		AVBV2		AVCA
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$114,429	71,650	1,293	11,247	(696)	(45,701)	(512)	(473)
Realized gain (loss) on investments	(1,151)	53,928	(25,010)	(35,375)	1,164	(2,494,621)	(425)	(3,163)
Change in unrealized gain (loss) on investments	819,202	(476,075)	38,809	84,838	3,029	4,135,944	13,429	18,958
Reinvested capital gains	111,657	752,997	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,044,137	402,500	15,092	60,710	3,497	1,595,622	12,492	15,322

Equity transactions:
Purchase payments received from contract owners (note 3)	1,135,801	384,387	1,192	1,436	-	39,197	760	809
Transfers between funds	18,926,314	18,223,964	(38,417)	64,468	(800)	(4,727,337)	1,349	2,984
Redemptions (note 3)	(5,728,438)	(1,136,626)	(124,506)	(81,231)	(6,200)	(589,656)	(22,649)	(2,691)
Annuity benefits	(20,238)	(897)	-	-	(3,456)	(7,864)	-	-
Contract maintenance charges (note 2)	(389)	(159)	-	-	-	(16)	-	-
Contingent deferred sales charges (note 2)	(5,351)	(2,269)	-	(143)	(191)	(3,631)	(7)	-
Adjustments to maintain reserves	146	(2,127)	-	(33)	(353)	1,550	(44)	18

Net equity transactions	14,307,846	17,466,273	(161,731)	(15,503)	(11,001)	(5,287,757)	(20,592)	1,120

Net change in contract owners’ equity	15,351,983	17,868,773	(146,639)	45,207	(7,504)	(3,692,135)	(8,100)	16,442
Contract owners’ equity beginning of period	17,868,773	-	347,836	302,629	81,041	3,773,176	101,643	85,201

Contract owners’ equity end of period	$33,220,756	17,868,773	201,197	347,836	73,537	81,041	93,543	101,643

CHANGES IN UNITS:
Beginning units	1,622,430	-	37,731	43,568	8,622	642,858	11,670	11,674
Units purchased	3,177,618	1,925,296	3,101	9,801	-	1,589,336	353	1,547
Units redeemed	(1,905,505)	(302,866)	(20,641)	(15,638)	(1,214)	(2,223,572)	(2,663)	(1,551)

Ending units	2,894,543	1,622,430	20,191	37,731	7,408	8,622	9,360	11,670

(Continued)

56

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	AVCA2		AVCD2		AVGI		AVCE2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(12,101)	(15,357)	(17,716)	(18,555)	(2,022)	3,062	(10,444)	(4,892)
Realized gain (loss) on investments	47,087	(653,222)	189,048	(1,059,596)	849	(15,695)	(11,774)	(130,015)
Change in unrealized gain (loss) on investments	107,799	847,275	37,163	1,561,643	39,686	96,347	75,200	378,687
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	142,785	178,696	208,495	483,492	38,513	83,714	52,982	243,780

Equity transactions:
Purchase payments received from contract owners (note 3)	31,183	29,481	28,033	18,343	109,460	932	16,674	46,151
Transfers between funds	(22,323)	49,890	(490,017)	375,153	(37,188)	159,540	(47,361)	(22,976)
Redemptions (note 3)	(191,957)	(115,412)	(386,621)	(252,991)	(120,463)	(47,950)	(319,586)	(416,537)
Annuity benefits	(6,936)	(6,353)	(6,122)	(5,588)	-	-	-	-
Contract maintenance charges (note 2)	(19)	(12)	(37)	(37)	-	-	-	-
Contingent deferred sales charges (note 2)	-	(133)	(625)	(809)	(15)	(444)	(238)	(701)
Adjustments to maintain reserves	714	(102)	1,921	(61)	53	(35)	(52)	(27)

Net equity transactions	(189,338)	(42,641)	(853,468)	134,010	(48,152)	112,043	(350,562)	(394,090)

Net change in contract owners’ equity	(46,553)	136,055	(644,973)	617,502	(9,639)	195,757	(297,580)	(150,310)
Contract owners’ equity beginning of period	1,225,189	1,089,134	1,893,780	1,276,278	497,604	301,847	1,105,384	1,255,694

Contract owners’ equity end of period	$1,178,636	1,225,189	1,248,807	1,893,780	487,965	497,604	807,804	1,105,384

CHANGES IN UNITS:
Beginning units	147,550	153,590	208,876	194,563	41,016	31,402	113,102	161,347
Units purchased	17,968	310,558	96,985	152,938	9,398	31,214	8,857	31,251
Units redeemed	(39,530)	(316,598)	(195,002)	(138,625)	(12,793)	(21,600)	(44,701)	(79,496)

Ending units	125,988	147,550	110,859	208,876	37,621	41,016	77,258	113,102

(Continued)

57

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	IVHS		IVRE		ALVGIB		ALVPGB
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(1,212)	(640)	13,388	(2,797)	(27,989)	26,461	(25,029)	(30,964)
Realized gain (loss) on investments	(11,304)	(15,792)	(62,711)	(99,902)	(169,440)	(146,518)	81,174	(15,601)
Change in unrealized gain (loss) on investments	15,412	37,517	101,454	183,658	349,649	378,153	57,337	552,953
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,896	21,085	52,131	80,959	152,220	258,096	113,482	506,388

Equity transactions:
Purchase payments received from contract owners (note 3)	28,996	47,700	52,424	53,079	30,499	9,203	7,558	6,637
Transfers between funds	16,421	1,223	31,583	57,318	34,087	(21,351)	(61,100)	42,661
Redemptions (note 3)	(62,720)	(31,969)	(102,990)	(92,839)	(405,101)	(146,232)	(463,820)	(178,233)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(393)	(143)	(696)	(504)	(46)	(734)	(2)	(1,276)
Adjustments to maintain reserves	41	(35)	(8)	129	(45)	(85)	(36)	(45)

Net equity transactions	(17,655)	16,776	(19,687)	17,183	(340,606)	(159,199)	(517,400)	(130,256)

Net change in contract owners’ equity	(14,759)	37,861	32,444	98,142	(188,386)	98,897	(403,918)	376,132
Contract owners’ equity beginning of period	117,816	79,955	310,149	212,007	1,636,759	1,537,862	2,012,131	1,635,999

Contract owners’ equity end of period	$103,057	117,816	342,593	310,149	1,448,373	1,636,759	1,608,213	2,012,131

CHANGES IN UNITS:
Beginning units	11,235	9,622	36,267	32,265	174,315	193,493	204,515	224,033
Units purchased	1,785	4,846	9,825	16,035	7,491	7,220	7,165	19,043
Units redeemed	(3,585)	(3,233)	(11,618)	(12,033)	(42,492)	(26,398)	(60,352)	(38,561)

Ending units	9,435	11,235	34,474	36,267	139,314	174,315	151,328	204,515

(Continued)

58

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	ALVSVB		ACVIG		ACVIG2		ACVIP2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(113,166)	(42,903)	250,638	2,551,041	(10,180)	38,509	363,675	378,940
Realized gain (loss) on investments	1,627,372	(1,672,575)	(1,500,432)	(4,122,880)	(60,331)	(79,087)	430,039	279,678
Change in unrealized gain (loss) on investments	(42,881)	2,909,210	9,073,806	11,595,005	232,364	260,358	1,833,868	5,203,620
Reinvested capital gains	-	185,907	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,471,325	1,379,639	7,824,012	10,023,166	161,853	219,780	2,627,582	5,862,238

Equity transactions:
Purchase payments received from contract owners (note 3)	413,404	441,523	1,079,139	1,891,827	956	22,596	1,367,541	1,535,740
Transfers between funds	2,092,442	2,486,770	(2,552,379)	(2,980,691)	17,163	(104,473)	3,711,324	8,913,674
Redemptions (note 3)	(1,649,000)	(560,153)	(11,337,777)	(13,774,170)	(260,961)	(170,185)	(11,601,803)	(13,079,376)
Annuity benefits	(33,065)	(11,522)	(25,688)	(15,181)	(355)	(314)	(138,370)	(112,563)
Contract maintenance charges (note 2)	(51)	(11)	(2,009)	(2,284)	-	-	(572)	(675)
Contingent deferred sales charges (note 2)	(2,547)	(4,900)	(13,967)	(30,625)	(249)	(1,450)	(14,110)	(29,974)
Adjustments to maintain reserves	6,275	(168)	1,382	(11,862)	52	134	15,755	(9,402)

Net equity transactions	827,459	2,351,539	(12,851,300)	(14,922,986)	(243,394)	(253,692)	(6,660,235)	(2,782,576)

Net change in contract owners’ equity	2,298,784	3,731,178	(5,027,288)	(4,899,820)	(81,541)	(33,912)	(4,032,653)	3,079,662
Contract owners’ equity beginning of period	8,017,358	4,286,180	70,937,706	75,837,526	1,593,498	1,627,410	69,965,093	66,885,431

Contract owners’ equity end of period	$10,316,142	8,017,358	65,910,418	70,937,706	1,511,957	1,593,498	65,932,440	69,965,093

CHANGES IN UNITS:
Beginning units	714,580	548,109	5,855,561	7,348,426	163,644	192,829	5,478,989	5,726,351
Units purchased	1,273,259	1,098,414	275,300	678,235	5,259	8,633	1,402,286	2,759,557
Units redeemed	(1,235,934)	(931,943)	(1,322,853)	(2,171,100)	(29,701)	(37,818)	(1,918,542)	(3,006,919)

Ending units	751,905	714,580	4,808,008	5,855,561	139,202	163,644	4,962,733	5,478,989

(Continued)

59

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	ACVI		ACVI3		ACVMV1		ACVMV2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$18,876	522,401	907	423,708	112,302	217,041	1,730	6,786
Realized gain (loss) on investments	89,442	(382,532)	3,455	(4,188,834)	628,565	(2,746,240)	(10,687)	(17,351)
Change in unrealized gain (loss) on investments	149,839	5,793,211	11,279	8,574,650	828,738	3,868,246	88,017	95,962
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	258,157	5,933,080	15,641	4,809,524	1,569,605	1,339,047	79,060	85,397

Equity transactions:
Purchase payments received from contract owners (note 3)	227,972	347,839	1,317	605,607	264,638	270,822	54,972	66,866
Transfers between funds	414,611	(37,065,738)	(9,551)	(33,156,089)	(94,656)	145,612	37,626	(6)
Redemptions (note 3)	(570,723)	(3,132,269)	(5,421)	(2,786,638)	(1,847,730)	(1,392,453)	(15,608)	(9,350)
Annuity benefits	(2,972)	(10,067)	(591)	(833)	-	-	(38,685)	(26,335)
Contract maintenance charges (note 2)	-	(470)	(23)	(570)	(395)	(446)	29	-
Contingent deferred sales charges (note 2)	(2,599)	(3,720)	-	(9,158)	(2,536)	(3,224)	(59)	(74)
Adjustments to maintain reserves	312	(1,169)	81	(2,327)	(280)	(7,042)	110	72

Net equity transactions	66,601	(39,865,594)	(14,187)	(35,350,008)	(1,680,960)	(986,731)	38,385	31,173

Net change in contract owners’ equity	324,758	(33,932,514)	1,454	(30,540,484)	(111,355)	352,316	117,445	116,570
Contract owners’ equity beginning of period	1,817,558	35,750,072	152,658	30,693,142	11,196,510	10,844,194	426,241	309,671

Contract owners’ equity end of period	$2,142,316	1,817,558	154,112	152,658	11,085,155	11,196,510	543,686	426,241

CHANGES IN UNITS:
Beginning units	125,256	3,336,445	11,571	3,095,336	1,084,995	1,333,554	35,520	32,785
Units purchased	35,942	32,933	1,166	306,073	491,391	939,514	7,663	6,339
Units redeemed	(29,308)	(3,244,122)	(2,261)	(3,389,838)	(662,325)	(1,188,073)	(4,338)	(3,604)

Ending units	131,890	125,256	10,476	11,571	914,061	1,084,995	38,845	35,520

(Continued)

60

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	ACVU1		ACVV		ACVV2		ACVVS1
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(971)	(19,883)	752,716	8,182,037	(11,739)	146,653	-	(37,079)
Realized gain (loss) on investments	5,845	(3,220,488)	(40,368,903)	(39,690,837)	(941,497)	(742,671)	-	(4,259,450)
Change in unrealized gain (loss) on investments	12,279	3,911,438	54,692,187	58,222,005	1,268,133	1,224,611	-	4,669,213
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	17,153	671,067	15,076,000	26,713,205	314,897	628,593	-	372,684

Equity transactions:
Purchase payments received from contract owners (note 3)	(1,593)	41,858	2,276,199	3,751,980	23,700	101,622	-	91,638
Transfers between funds	216,415	(4,682,652)	(166,200,809)	(16,858,472)	(3,666,891)	(78,197)	-	(5,906,629)
Redemptions (note 3)	(13,969)	(571,535)	(27,965,135)	(32,061,575)	(778,793)	(755,109)	-	(597,268)
Annuity benefits	-	(5,164)	(69,020)	(67,839)	-	-	-	-
Contract maintenance charges (note 2)	-	(216)	(3,986)	(5,064)	-	-	-	(163)
Contingent deferred sales charges (note 2)	7	(2,402)	(40,006)	(82,221)	(416)	(3,261)	-	(4,263)
Adjustments to maintain reserves	1	(208)	(6,020)	(52,433)	14	(136)	-	(17,322)

Net equity transactions	200,861	(5,220,319)	(192,008,777)	(45,375,624)	(4,422,386)	(735,081)	-	(6,434,007)

Net change in contract owners’ equity	218,014	(4,549,252)	(176,932,777)	(18,662,419)	(4,107,489)	(106,488)	-	(6,061,323)
Contract owners’ equity beginning of period	27,967	4,577,219	179,261,177	197,923,596	4,107,489	4,213,977	-	6,061,323

Contract owners’ equity end of period	$245,981	27,967	2,328,400	179,261,177	-	4,107,489	-	-

CHANGES IN UNITS:
Beginning units	3,041	624,611	10,383,543	13,651,071	358,036	431,804	-	889,566
Units purchased	22,418	67,042	541,204	1,681,592	13,643	36,112	-	88,029
Units redeemed	(1,844)	(688,612)	(10,807,086)	(4,949,120)	(371,679)	(109,880)	-	(977,595)

Ending units	23,615	3,041	117,661	10,383,543	-	358,036	-	-

(Continued)

61

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	ACVVS2		DVSCS		DSIF		DSRG
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$-	(2,669)	(132,263)	326,799	2,328,617	3,106,179	(83,721)	(40,764)
Realized gain (loss) on investments	-	(220,605)	(590,013)	(13,196,435)	7,866,902	(6,831,586)	1,303,082	340,147
Change in unrealized gain (loss) on investments	-	245,455	6,113,604	12,778,447	32,392,551	54,567,717	4,273,277	11,413,547
Reinvested capital gains	-	-	-	4,079,322	-	20,763,529	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	22,181	5,391,328	3,988,133	42,588,070	71,605,839	5,492,638	11,712,930

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	385,397	444,988	7,546,756	11,940,758	1,493,947	2,331,393
Transfers between funds	(1,077)	(278,393)	(2,956,421)	(2,597,247)	(6,486,526)	(10,061,543)	(1,368,028)	(1,720,918)
Redemptions (note 3)	65	(4,993)	(4,509,403)	(3,076,052)	(49,955,688)	(54,297,090)	(6,404,196)	(6,699,361)
Annuity benefits	681	(13,204)	(46,739)	(37,157)	(168,231)	(144,647)	(5,866)	(4,984)
Contract maintenance charges (note 2)	-	-	(1,403)	(1,450)	(10,169)	(11,452)	(3,562)	(3,926)
Contingent deferred sales charges (note 2)	-	-	(8,890)	(14,586)	(106,802)	(128,538)	(21,625)	(27,806)
Adjustments to maintain reserves	331	66	(2,420)	(1,301)	(1,702)	(18,780)	(270)	(2,672)

Net equity transactions	-	(296,524)	(7,139,880)	(5,282,805)	(49,182,361)	(52,721,292)	(6,309,600)	(6,128,274)

Net change in contract owners’ equity	-	(274,343)	(1,748,552)	(1,294,672)	(6,594,291)	18,884,547	(816,962)	5,584,656
Contract owners’ equity beginning of period	-	274,343	28,810,209	30,104,881	354,077,849	335,193,302	45,808,835	40,224,179

Contract owners’ equity end of period	$-	-	27,061,657	28,810,209	347,483,558	354,077,849	44,991,873	45,808,835

CHANGES IN UNITS:
Beginning units	-	32,734	2,276,941	2,956,423	29,044,402	34,537,124	4,390,417	5,103,159
Units purchased	-	-	895,658	1,396,910	2,238,764	4,662,547	132,790	257,714
Units redeemed	-	(32,734)	(1,456,447)	(2,076,392)	(6,246,533)	(10,155,269)	(726,803)	(970,456)

Ending units	-	-	1,716,152	2,276,941	25,036,633	29,044,402	3,796,404	4,390,417

(Continued)

62

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	DSRGS		DCAP		DCAPS		DSC
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(1,132)	(1,180)	608,923	841,126	3,143	14,969	(341)	503
Realized gain (loss) on investments	5,071	(10)	(1,187,204)	(3,114,475)	(23,319)	(142,826)	(64,814)	(10,035)
Change in unrealized gain (loss) on investments	6,784	30,275	7,903,281	8,565,347	216,900	254,207	93,355	40,653
Reinvested capital gains	-	-	-	4,248,521	-	159,016	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	10,723	29,085	7,325,000	10,540,519	196,724	285,366	28,200	31,121

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	1,044,411	1,513,681	23,451	43,397	1,538	1,659
Transfers between funds	67	(554)	2,389,306	(3,135,812)	2,186	(366,182)	(48,228)	4,345
Redemptions (note 3)	(34,626)	(11,097)	(8,524,120)	(9,343,972)	(365,825)	(278,198)	(46,431)	(2,958)
Annuity benefits	-	-	(47,863)	(34,187)	-	-	-	-
Contract maintenance charges (note 2)	-	-	(1,421)	(1,631)	-	-	-	-
Contingent deferred sales charges (note 2)	(52)	-	(14,917)	(22,730)	(442)	(985)	-	(2)
Adjustments to maintain reserves	(9)	(29)	2,790	(4,931)	33	(86)	(33)	(1)

Net equity transactions	(34,620)	(11,680)	(5,151,814)	(11,029,582)	(340,596)	(602,054)	(93,154)	3,043

Net change in contract owners’ equity	(23,897)	17,405	2,173,186	(489,063)	(143,872)	(316,688)	(64,954)	34,164
Contract owners’ equity beginning of period	114,013	96,608	58,440,758	58,929,821	1,765,657	2,082,345	157,759	123,595

Contract owners’ equity end of period	$90,116	114,013	60,613,944	58,440,758	1,621,785	1,765,657	92,805	157,759

CHANGES IN UNITS:
Beginning units	12,253	13,576	4,306,442	5,283,363	170,902	243,047	17,873	17,445
Units purchased	14	-	559,236	731,917	5,043	16,642	1,894	1,660
Units redeemed	(3,671)	(1,323)	(960,614)	(1,708,838)	(36,569)	(88,787)	(11,602)	(1,232)

Ending units	8,596	12,253	3,905,064	4,306,442	139,376	170,902	8,165	17,873

(Continued)

63

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	DVIV		FCA2S		FALFS		FHIBS
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$1,915	6,977	(7,571)	(6,636)	2,345	577	211,859	294,877
Realized gain (loss) on investments	(59,593)	(1,733)	39,295	16,943	(117,852)	(59,811)	(185,299)	(251,671)
Change in unrealized gain (loss) on investments	59,025	62,504	23,346	45,309	121,201	77,495	314,327	1,273,309
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,347	67,748	55,070	55,616	5,694	18,261	340,887	1,316,515

Equity transactions:
Purchase payments received from contract owners (note 3)	52	-	776	1,728	1,603	165	21,309	88,043
Transfers between funds	-	-	157,657	(21,677)	(184,185)	(32,306)	149,801	(25,340)
Redemptions (note 3)	(141,182)	(46,316)	(171,031)	(83,210)	(10,203)	(605)	(1,536,207)	(497,383)
Annuity benefits	-	-	-	-	-	-	(188)	(155)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(16)	(28)	(123)	(166)	-	-	(642)	(3,013)
Adjustments to maintain reserves	101	(57)	(19)	(22)	(14)	(21)	(10)	(346)

Net equity transactions	(141,045)	(46,401)	(12,740)	(103,347)	(192,798)	(32,767)	(1,365,937)	(438,194)

Net change in contract owners’ equity	(139,698)	21,347	42,330	(47,731)	(187,104)	(14,506)	(1,025,050)	878,321
Contract owners’ equity beginning of period	257,017	235,670	565,180	612,911	187,104	201,610	3,596,161	2,717,840

Contract owners’ equity end of period	$117,319	257,017	607,510	565,180	-	187,104	2,571,111	3,596,161

CHANGES IN UNITS:
Beginning units	16,864	20,031	58,283	70,121	23,209	27,949	242,434	273,394
Units purchased	3	-	20,823	2,667	221	122	25,470	41,843
Units redeemed	(9,522)	(3,167)	(22,258)	(14,505)	(23,430)	(4,862)	(113,551)	(72,803)

Ending units	7,345	16,864	56,848	58,283	-	23,209	154,353	242,434

(Continued)

64

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FVMOS		FQB		FQBS		FC2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$74,613	42,765	5,949,717	8,644,914	205,478	291,955	(175,566)	(69,922)
Realized gain (loss) on investments	(136,793)	63,058	(1,515,432)	(4,351,727)	(57,150)	(239,255)	(2,399,028)	(367,177)
Change in unrealized gain (loss) on investments	87,939	(100,637)	6,203,379	22,969,480	257,906	1,024,685	3,800,265	3,402,497
Reinvested capital gains	-	106,126	-	-	-	-	4	2,859

Net increase (decrease) in contract owners’ equity resulting from operations	25,759	111,312	10,637,664	27,262,667	406,234	1,077,385	1,225,675	2,968,257

Equity transactions:
Purchase payments received from contract owners (note 3)	325	113,149	1,859,344	2,949,375	42,563	142,829	291,114	134,795
Transfers between funds	(2,969,387)	(287,918)	(665,029)	(3,406,293)	331,812	148,611	(10,375,269)	(279,751)
Redemptions (note 3)	(136,639)	(1,474,215)	(30,503,747)	(31,639,160)	(1,661,455)	(1,073,039)	(2,694,188)	(1,066,233)
Annuity benefits	-	-	(84,186)	(79,357)	(711)	(649)	(6,118)	(5,075)
Contract maintenance charges (note 2)	(19)	(73)	(1,744)	(2,117)	-	-	-	-
Contingent deferred sales charges (note 2)	(5)	(2,283)	(44,706)	(63,963)	(729)	(6,581)	(2,312)	(7,089)
Adjustments to maintain reserves	(5)	(131)	(1,032)	1,484	36	(209)	(9,030)	(110)

Net equity transactions	(3,105,731)	(1,651,471)	(29,441,100)	(32,240,031)	(1,288,484)	(789,038)	(12,795,802)	(1,223,463)

Net change in contract owners’ equity	(3,079,972)	(1,540,159)	(18,803,436)	(4,977,364)	(882,250)	288,347	(11,570,127)	1,744,794
Contract owners’ equity beginning of period	3,079,972	4,620,131	155,889,549	160,866,913	6,675,673	6,387,326	11,570,127	9,825,333

Contract owners’ equity end of period	$-	3,079,972	137,086,113	155,889,549	5,793,423	6,675,673	-	11,570,127

CHANGES IN UNITS:
Beginning units	312,243	469,126	10,095,439	12,428,184	538,177	606,570	871,508	983,215
Units purchased	4,914	687,721	1,229,240	2,509,896	63,893	95,819	45,160	47,702
Units redeemed	(317,157)	(844,604)	(3,070,513)	(4,842,641)	(162,267)	(164,212)	(916,668)	(159,409)

Ending units	-	312,243	8,254,166	10,095,439	439,803	538,177	-	871,508

(Continued)

65

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FVSS2		FCS		FNRS2		FEIS
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(17,794)	(16,308)	(3,557,943)	449,126	(186,296)	(207,409)	1,336,156	2,518,653
Realized gain (loss) on investments	(222,251)	(423,541)	(67,722,185)	(9,349,615)	(4,634,838)	(8,994,144)	(13,265,659)	(21,060,117)
Change in unrealized gain (loss) on investments	466,766	918,885	118,538,242	112,944,656	8,440,692	17,283,512	44,718,030	82,099,875
Reinvested capital gains	-	-	5,574	95,326	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	226,721	479,036	47,263,688	104,139,493	3,619,558	8,081,959	32,788,527	63,558,411

Equity transactions:
Purchase payments received from contract owners (note 3)	75,562	34,220	6,419,426	7,557,503	814,630	608,783	3,833,709	5,703,525
Transfers between funds	(113,277)	(121,310)	(377,376,752)	(16,322,870)	655,691	428,099	(12,455,202)	(11,638,804)
Redemptions (note 3)	(321,579)	(187,669)	(55,450,687)	(56,833,341)	(4,214,833)	(3,060,662)	(43,988,595)	(45,284,274)
Annuity benefits	-	-	(224,360)	(231,824)	(13,592)	(9,619)	(148,728)	(128,796)
Contract maintenance charges (note 2)	-	-	(11,048)	(13,111)	(1,035)	(1,232)	(4,753)	(5,514)
Contingent deferred sales charges (note 2)	(369)	(1,593)	(96,170)	(141,459)	(9,060)	(12,136)	(52,257)	(105,757)
Adjustments to maintain reserves	46	(68)	794	495	5,112	(1,163)	16,293	(6,861)

Net equity transactions	(359,617)	(276,420)	(426,738,797)	(65,984,607)	(2,763,087)	(2,047,930)	(52,799,533)	(51,466,481)

Net change in contract owners’ equity	(132,896)	202,616	(379,475,109)	38,154,886	856,471	6,034,029	(20,011,006)	12,091,930
Contract owners’ equity beginning of period	1,209,103	1,006,487	392,843,897	354,689,011	26,222,410	20,188,381	279,179,217	267,087,287

Contract owners’ equity end of period	$1,076,207	1,209,103	13,368,788	392,843,897	27,078,881	26,222,410	259,168,211	279,179,217

CHANGES IN UNITS:
Beginning units	107,421	137,880	21,380,872	25,997,531	2,882,823	3,165,031	21,467,817	26,543,981
Units purchased	10,945	14,581	1,403,770	2,629,810	1,012,466	1,806,123	1,142,619	2,748,863
Units redeemed	(41,489)	(45,040)	(22,156,948)	(7,246,469)	(1,341,225)	(2,088,331)	(5,142,055)	(7,825,027)

Ending units	76,877	107,421	627,694	21,380,872	2,554,064	2,882,823	17,468,381	21,467,817

(Continued)

66

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FEI2		FF10S		FF10S2		FF20S
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(22,950)	12,658	83,915	203,459	(17)	612	85,627	130,120
Realized gain (loss) on investments	(577,910)	(676,225)	(334,601)	(1,238,428)	(1,204)	(1,391)	(265,707)	(1,193,894)
Change in unrealized gain (loss) on investments	1,397,027	2,316,109	1,076,956	2,605,255	6,728	4,898	1,057,117	2,282,203
Reinvested capital gains	-	-	164,953	66,383	1,215	186	59,649	72,898

Net increase (decrease) in contract owners’ equity resulting from operations	796,167	1,652,542	991,223	1,636,669	6,722	4,305	936,686	1,291,327

Equity transactions:
Purchase payments received from contract owners (note 3)	89,382	54,387	282,750	129,372	43,594	5,325	576,927	555,955
Transfers between funds	(47,076)	(334,236)	1,598,798	16,418	-	-	1,850,106	1,171,251
Redemptions (note 3)	(1,669,047)	(870,048)	(1,767,128)	(1,512,357)	(3,997)	(3,552)	(1,332,398)	(1,778,574)
Annuity benefits	-	-	(7,933)	(3,025)	(6,173)	(2,514)	(7,203)	(6,127)
Contract maintenance charges (note 2)	-	-	(85)	(112)	(2)	-	(906)	(1,013)
Contingent deferred sales charges (note 2)	(589)	(6,326)	(844)	(1,212)	-	-	(4,774)	(8,648)
Adjustments to maintain reserves	150	(257)	1,532	(193)	6	(7)	1,046	(237)

Net equity transactions	(1,627,180)	(1,156,480)	107,090	(1,371,109)	33,427	(748)	1,082,797	(67,393)

Net change in contract owners’ equity	(831,013)	496,062	1,098,313	265,560	40,149	3,557	2,019,483	1,223,934
Contract owners’ equity beginning of period	7,577,401	7,081,339	8,321,128	8,055,568	25,849	22,292	6,451,443	5,227,509

Contract owners’ equity end of period	$6,746,388	7,577,401	9,419,441	8,321,128	65,998	25,849	8,470,926	6,451,443

CHANGES IN UNITS:
Beginning units	766,428	912,834	805,897	949,001	2,327	2,431	660,383	670,911
Units purchased	32,815	39,013	323,133	368,621	4,117	516	290,687	334,671
Units redeemed	(194,914)	(185,419)	(309,196)	(511,725)	(916)	(620)	(183,837)	(345,199)

Ending units	604,329	766,428	819,834	805,897	5,528	2,327	767,233	660,383

(Continued)

67

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FF20S2		FF30S		FF30S2		FGOS
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$108	2,435	50,648	31,760	656	1,590	(224,637)	(142,042)
Realized gain (loss) on investments	(3,640)	(3,843)	(331,622)	(657,992)	(22,435)	(28,930)	4,288,142	(1,283,016)
Change in unrealized gain (loss) on investments	19,341	27,269	768,262	1,311,464	64,392	107,454	603,836	9,078,300
Reinvested capital gains	1,174	1,260	32,443	37,534	2,627	4,464	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	16,983	27,121	519,731	722,766	45,240	84,578	4,667,341	7,653,242

Equity transactions:
Purchase payments received from contract owners (note 3)	-	58,655	256,562	412,910	-	18,750	349,664	607,535
Transfers between funds	-	-	1,538,730	296,988	-	-	(24,597,702)	(430,007)
Redemptions (note 3)	(3,418)	(3,330)	(542,867)	(480,995)	(16,891)	(15,312)	(3,221,134)	(3,500,957)
Annuity benefits	(7,979)	(6,111)	-	-	(24,763)	(20,830)	(761)	(610)
Contract maintenance charges (note 2)	(2)	-	(1,643)	(1,831)	(7)	-	(346)	(392)
Contingent deferred sales charges (note 2)	-	-	(3,972)	(8,861)	-	-	(4,433)	(7,078)
Adjustments to maintain reserves	10	39	(258)	(134)	60	47	2,367	(1,480)

Net equity transactions	(11,389)	49,253	1,246,553	218,077	(41,601)	(17,345)	(27,472,345)	(3,332,989)

Net change in contract owners’ equity	5,594	76,374	1,766,284	940,843	3,639	67,233	(22,805,004)	4,320,253
Contract owners’ equity beginning of period	148,069	71,695	3,312,351	2,371,508	359,536	292,303	23,532,857	19,212,604

Contract owners’ equity end of period	$153,663	148,069	5,078,635	3,312,351	363,175	359,536	727,853	23,532,857

CHANGES IN UNITS:
Beginning units	13,725	8,292	357,399	329,992	33,564	35,261	2,823,689	3,325,249
Units purchased	74	6,477	224,627	168,081	129	2,373	156,537	283,300
Units redeemed	(1,098)	(1,044)	(103,850)	(140,674)	(3,961)	(4,070)	(2,906,758)	(784,860)

Ending units	12,701	13,725	478,176	357,399	29,732	33,564	73,468	2,823,689

(Continued)

68

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FGS		FG2		FHIS		FHISR
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(1,531,273)	(1,248,715)	(48,607)	(46,062)	3,685,777	3,915,354	4,211,478	2,705,280
Realized gain (loss) on investments	8,031,789	1,146,420	79,074	(17,209)	(2,488,184)	(6,426,537)	7,385,023	(2,907,003)
Change in unrealized gain (loss) on investments	27,213,484	37,767,384	482,723	699,170	5,975,252	24,264,875	(5,627,418)	12,952,030
Reinvested capital gains	554,337	135,846	8,857	2,341	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	34,268,337	37,800,935	522,047	638,240	7,172,845	21,753,692	5,969,083	12,750,307

Equity transactions:
Purchase payments received from contract owners (note 3)	3,438,081	4,923,811	25,625	42,834	208,455	405,054	1,153,873	1,481,323
Transfers between funds	(2,750,486)	(7,586,619)	(29,643)	(118,867)	(2,569,392)	(4,295,463)	21,877,472	13,592,533
Redemptions (note 3)	(25,745,466)	(27,523,069)	(664,152)	(484,433)	(11,567,067)	(11,651,175)	(8,455,627)	(8,605,629)
Annuity benefits	(78,062)	(66,999)	-	-	(24,901)	(30,048)	-	-
Contract maintenance charges (note 2)	(7,918)	(8,961)	-	-	(757)	(933)	(282)	(255)
Contingent deferred sales charges (note 2)	(40,192)	(63,986)	(286)	(2,063)	(10,882)	(18,388)	(6,848)	(18,567)
Adjustments to maintain reserves	9,693	(39,191)	110	(85)	506	(2,732)	(754)	13,542

Net equity transactions	(25,174,349)	(30,365,014)	(668,346)	(562,614)	(13,964,039)	(15,593,685)	14,567,834	6,462,947

Net change in contract owners’ equity	9,093,988	7,435,921	(146,299)	75,626	(6,791,194)	6,160,007	20,536,917	19,213,254
Contract owners’ equity beginning of period	171,446,910	164,010,989	2,922,370	2,846,744	64,748,174	58,588,167	43,660,512	24,447,258

Contract owners’ equity end of period	$180,540,898	171,446,910	2,776,071	2,922,370	57,956,980	64,748,174	64,197,429	43,660,512

CHANGES IN UNITS:
Beginning units	15,488,178	18,900,121	341,722	418,764	5,487,281	7,073,592	4,212,440	3,359,844
Units purchased	1,060,782	1,596,266	10,202	19,031	178,927	280,336	4,877,236	5,211,288
Units redeemed	(3,289,012)	(5,008,209)	(85,264)	(96,073)	(1,311,037)	(1,866,647)	(3,573,245)	(4,358,692)

Ending units	13,259,948	15,488,178	266,660	341,722	4,355,171	5,487,281	5,516,431	4,212,440

(Continued)

69

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FIGBS		FMCS		FMC2		FOS
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$1,710,135	4,988,563	(351,186)	(150,203)	(154,580)	(115,031)	36,932	192,343
Realized gain (loss) on investments	1,262,221	92,206	(2,007,535)	(3,751,495)	(435,506)	(266,661)	225,391	(818,682)
Change in unrealized gain (loss) on investments	1,384,792	3,537,944	12,405,724	13,063,566	2,606,641	2,947,511	1,925,014	5,401,185
Reinvested capital gains	823,517	280,887	138,430	166,121	28,966	41,280	38,823	69,697

Net increase (decrease) in contract owners’ equity resulting from operations	5,180,665	8,899,600	10,185,433	9,327,989	2,045,521	2,607,099	2,226,160	4,844,543

Equity transactions:
Purchase payments received from contract owners (note 3)	1,750,474	1,239,489	1,153,140	714,233	297,673	213,947	53,916	128,780
Transfers between funds	3,705,855	26,837,411	11,513,647	6,761,487	(42,209)	(594,628)	(1,045,082)	(1,372,725)
Redemptions (note 3)	(15,779,296)	(12,122,959)	(6,724,718)	(4,806,391)	(2,198,100)	(991,418)	(2,968,356)	(3,143,138)
Annuity benefits	(149,732)	(89,688)	(347)	(247)	(91,762)	(82,092)	(10,203)	(9,857)
Contract maintenance charges (note 2)	(2,076)	(2,193)	(1,150)	(1,207)	35	-	(136)	(150)
Contingent deferred sales charges (note 2)	(26,456)	(23,763)	(11,712)	(17,890)	(1,535)	(4,752)	(2,113)	(2,911)
Adjustments to maintain reserves	(598)	(2,203)	(287)	(1,012)	2,699	(135)	4	(571)

Net equity transactions	(10,501,829)	15,836,094	5,928,573	2,648,973	(2,033,199)	(1,459,078)	(3,971,970)	(4,400,572)

Net change in contract owners’ equity	(5,321,164)	24,735,694	16,114,006	11,976,962	12,322	1,148,021	(1,745,810)	443,971
Contract owners’ equity beginning of period	79,570,081	54,834,387	36,897,069	24,920,107	9,000,268	7,852,247	23,385,449	22,941,478

Contract owners’ equity end of period	$74,248,917	79,570,081	53,011,075	36,897,069	9,012,590	9,000,268	21,639,639	23,385,449

CHANGES IN UNITS:
Beginning units	6,353,808	4,984,533	3,928,131	3,606,217	463,361	562,586	1,697,629	2,082,989
Units purchased	1,991,982	4,195,848	2,118,829	1,961,305	37,046	27,999	1,497	31,386
Units redeemed	(2,790,198)	(2,826,573)	(1,585,870)	(1,639,391)	(148,151)	(127,224)	(294,561)	(416,746)

Ending units	5,555,592	6,353,808	4,461,090	3,928,131	352,256	463,361	1,404,565	1,697,629

(Continued)

70

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FO2R		FOSR		FVSS		FTVIS2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(34,718)	1,809	30,633	322,873	(117,823)	(86,123)	2,715,300	2,716,316
Realized gain (loss) on investments	(334,369)	(159,778)	(3,433,701)	(2,918,825)	683,837	(10,648,667)	(3,344,936)	(3,933,797)
Change in unrealized gain (loss) on investments	691,385	1,198,551	6,910,124	10,854,503	2,514,617	16,182,156	6,055,740	13,010,258
Reinvested capital gains	7,606	16,122	65,465	126,166	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	329,904	1,056,704	3,572,521	8,384,717	3,080,631	5,447,366	5,426,104	11,792,777

Equity transactions:
Purchase payments received from contract owners (note 3)	57,470	16,923	520,502	976,482	308,892	564,622	1,819,993	1,008,436
Transfers between funds	(240,008)	(269,050)	(2,770,449)	(2,322,278)	(1,358,390)	1,576,674	3,897,858	9,095,924
Redemptions (note 3)	(1,280,028)	(605,831)	(7,117,613)	(6,663,567)	(2,526,337)	(2,292,687)	(8,221,679)	(6,127,284)
Annuity benefits	(157)	(141)	(53,675)	(45,500)	(12,529)	(12,462)	(82,129)	(66,936)
Contract maintenance charges (note 2)	-	-	(1,086)	(1,332)	(604)	(674)	(488)	(560)
Contingent deferred sales charges (note 2)	(438)	(3,045)	(20,081)	(24,426)	(5,800)	(6,887)	(4,392)	(11,631)
Adjustments to maintain reserves	763	99	3,531	(844)	2,589	(833)	1,681	(815)

Net equity transactions	(1,462,398)	(861,045)	(9,438,871)	(8,081,465)	(3,592,178)	(172,247)	(2,589,156)	3,897,134

Net change in contract owners’ equity	(1,132,494)	195,659	(5,866,350)	303,252	(511,547)	5,275,119	2,836,948	15,689,911
Contract owners’ equity beginning of period	5,356,655	5,160,996	42,278,986	41,975,734	16,075,975	10,800,856	50,121,963	34,432,052

Contract owners’ equity end of period	$4,224,161	5,356,655	36,412,636	42,278,986	15,564,428	16,075,975	52,958,911	50,121,963

CHANGES IN UNITS:
Beginning units	421,604	503,679	3,074,483	3,829,152	1,328,090	1,388,196	4,609,866	4,245,169
Units purchased	25,360	21,782	271,737	617,845	428,834	1,312,113	1,579,475	2,111,337
Units redeemed	(147,385)	(103,857)	(979,173)	(1,372,514)	(730,543)	(1,372,219)	(1,818,911)	(1,746,640)

Ending units	299,579	421,604	2,367,047	3,074,483	1,026,381	1,328,090	4,370,430	4,609,866

(Continued)

71

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	FTVRD2		FTVSV2		FTVDM3		TIF2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$751	(397)	(55,367)	57,997	28,102	155,824	169	1,172
Realized gain (loss) on investments	(4,387)	(28,427)	(18,937)	(3,972,025)	1,281,542	(3,560,166)	(24)	(4,239)
Change in unrealized gain (loss) on investments	115,813	114,005	4,240,044	6,859,070	588,045	8,512,987	1,658	10,892
Reinvested capital gains	-	-	-	625,297	-	24,970	-	2,020

Net increase (decrease) in contract owners’ equity resulting from operations	112,177	85,181	4,165,740	3,570,339	1,897,689	5,133,615	1,803	9,845

Equity transactions:
Purchase payments received from contract owners (note 3)	(60)	(31)	558,294	508,366	150,962	511,146	-	-
Transfers between funds	5,449	(19,582)	4,768,363	1,224,615	(37,098)	5,581,512	-	(19,000)
Redemptions (note 3)	(36,813)	(25,991)	(3,556,314)	(2,530,556)	(1,827,580)	(1,958,810)	261	-
Annuity benefits	(54,539)	(48,432)	(37,519)	(31,176)	(21,510)	(17,499)	(2,637)	(5,216)
Contract maintenance charges (note 2)	3	(3)	(661)	(505)	(279)	(254)	2	-
Contingent deferred sales charges (note 2)	(982)	(285)	(6,325)	(6,238)	(5,148)	(3,132)	-	-
Adjustments to maintain reserves	(52)	27	594	(170)	1,444	(490)	9	402

Net equity transactions	(86,993)	(94,297)	1,726,432	(835,664)	(1,739,209)	4,112,473	(2,365)	(23,814)

Net change in contract owners’ equity	25,184	(9,116)	5,892,172	2,734,675	158,480	9,246,088	(562)	(13,969)
Contract owners’ equity beginning of period	653,229	662,345	17,543,401	14,808,726	14,331,670	5,085,582	31,449	45,418

Contract owners’ equity end of period	$678,413	653,229	23,435,573	17,543,401	14,490,150	14,331,670	30,887	31,449

CHANGES IN UNITS:
Beginning units	63,352	74,256	2,007,761	2,135,224	1,279,742	746,789	2,121	4,144
Units purchased	1,751	872	1,522,698	1,237,657	797,722	1,171,780	25	46
Units redeemed	(9,708)	(11,776)	(1,386,523)	(1,365,120)	(955,766)	(638,827)	(200)	(2,069)

Ending units	55,395	63,352	2,143,936	2,007,761	1,121,698	1,279,742	1,946	2,121

(Continued)

72

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	TIF3		FTVGI3		FTVFA2		AMGP
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$30,003	249,874	112,199	5,589,508	41,065	53,698	(3,592)	(255,906)
Realized gain (loss) on investments	(723,139)	(5,330,269)	886,022	601,497	290,145	(75,983)	31,150	1,490,078
Change in unrealized gain (loss) on investments	1,051,148	7,064,420	5,253,681	783,873	3,710	503,967	17,173	3,597,567
Reinvested capital gains	-	434,845	130,740	-	339	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	358,012	2,418,870	6,382,642	6,974,878	335,259	481,682	44,731	4,831,739

Equity transactions:
Purchase payments received from contract owners (note 3)	175,938	244,047	1,252,600	870,556	413,779	169,135	29	490,119
Transfers between funds	(1,691,337)	188,397	10,184,285	7,541,975	1,068,021	1,886,224	(34,684)	(40,111,750)
Redemptions (note 3)	(1,149,240)	(1,352,397)	(8,330,018)	(8,487,057)	(705,162)	(207,634)	(93,258)	(3,934,940)
Annuity benefits	(23,011)	(21,559)	(21,617)	(17,624)	(2,132)	(1,535)	-	(4,786)
Contract maintenance charges (note 2)	(172)	(621)	(609)	(595)	(29)	(11)	(34)	(497)
Contingent deferred sales charges (note 2)	(635)	(4,179)	(5,547)	(18,059)	(266)	(349)	-	(5,912)
Adjustments to maintain reserves	658	2,839	(752)	(710)	134	(75)	(33)	(1,493)

Net equity transactions	(2,687,799)	(943,473)	3,078,341	(111,514)	774,346	1,845,755	(127,979)	(43,569,259)

Net change in contract owners’ equity	(2,329,787)	1,475,397	9,460,983	6,863,364	1,109,605	2,327,437	(83,248)	(38,737,520)
Contract owners’ equity beginning of period	11,136,530	9,661,133	49,114,903	42,251,539	3,350,028	1,022,591	282,819	39,020,339

Contract owners’ equity end of period	$8,806,743	11,136,530	58,575,886	49,114,903	4,459,633	3,350,028	199,571	282,819

CHANGES IN UNITS:
Beginning units	1,082,482	1,248,884	3,437,497	3,465,329	392,225	152,212	24,926	3,174,895
Units purchased	233,083	795,098	1,513,557	1,834,558	262,187	326,533	1,086	268,648
Units redeemed	(517,551)	(961,500)	(1,318,016)	(1,862,390)	(176,268)	(86,520)	(9,903)	(3,418,617)

Ending units	798,014	1,082,482	3,633,038	3,437,497	478,144	392,225	16,109	24,926

(Continued)

73

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	AMINS		AMCG		AMTP		AMRS
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$-	(11,899)	(6,543)	(441,523)	(3,907)	(319,640)	(38)	(20,119)
Realized gain (loss) on investments	90	(915,404)	(20,163)	2,438,296	23,859	(48,266,083)	180	(1,711,142)
Change in unrealized gain (loss) on investments	(155)	1,231,409	123,210	5,956,056	482	63,903,225	703	2,204,244
Reinvested capital gains	-	-	-	-	-	48,357	-	47

Net increase (decrease) in contract owners’ equity resulting from operations	(65)	304,106	96,504	7,952,829	20,434	15,365,859	845	473,030

Equity transactions:
Purchase payments received from contract owners (note 3)	6	9,729	27,317	1,009,391	916	696,391	-	4,274
Transfers between funds	(665)	(1,773,116)	(7,233)	(68,841,092)	(445,039)	(56,709,043)	-	(2,580,828)
Redemptions (note 3)	-	(133,599)	(40,119)	(6,190,490)	(22,382)	(4,533,482)	-	(298,953)
Annuity benefits	729	(754)	(5,472)	(12,786)	(628)	(3,301)	(966)	(3,864)
Contract maintenance charges (note 2)	-	(47)	(39)	(1,290)	(3)	(964)	-	(75)
Contingent deferred sales charges (note 2)	-	(1,003)	-	(17,860)	(47)	(10,313)	-	(613)
Adjustments to maintain reserves	(5)	(282)	(845)	(146,605)	(65)	3,646	20	268

Net equity transactions	65	(1,899,072)	(26,392)	(74,200,732)	(467,248)	(60,557,066)	(946)	(2,879,791)

Net change in contract owners’ equity	-	(1,594,966)	70,112	(66,247,903)	(446,814)	(45,191,207)	(101)	(2,406,761)
Contract owners’ equity beginning of period	-	1,594,966	380,063	66,627,966	508,961	45,700,168	4,191	2,410,952

Contract owners’ equity end of period	$-	-	450,175	380,063	62,147	508,961	4,090	4,191

CHANGES IN UNITS:
Beginning units	-	266,109	27,121	4,899,483	49,029	5,238,503	422	408,423
Units purchased	14	57,193	4,636	270,584	1,044	1,028,680	-	701,280
Units redeemed	(14)	(323,302)	(6,195)	(5,142,946)	(45,472)	(6,218,154)	(91)	(1,109,281)

Ending units	-	-	25,562	27,121	4,601	49,029	331	422

(Continued)

74

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	AMFAS		AMSRS		OVCAFS		OVGR
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(18,315)	(17,378)	(49,425)	32,115	(52,118)	(57,958)	(1,154,550)	(1,088,150)
Realized gain (loss) on investments	115,209	(411,072)	(921,657)	(940,646)	499,905	90,471	32,859,974	3,283,907
Change in unrealized gain (loss) on investments	84,375	668,003	1,817,749	1,734,978	(297,601)	1,112,075	(23,460,400)	45,618,716
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	181,269	239,553	846,667	826,447	150,186	1,144,588	8,245,024	47,814,473

Equity transactions:
Purchase payments received from contract owners (note 3)	6,555	96,002	67,214	39,954	51,833	30,340	2,395,647	3,415,732
Transfers between funds	304,995	392,183	6,175,326	(192,882)	(3,105,014)	(122,246)	(133,774,936)	(8,561,844)
Redemptions (note 3)	(259,474)	(279,741)	(890,578)	(522,286)	(649,855)	(521,700)	(19,332,815)	(24,301,499)
Annuity benefits	(3,070)	(3,247)	(6,213)	(5,382)	(451)	(437)	(92,751)	(94,474)
Contract maintenance charges (note 2)	(21)	(17)	(298)	(298)	-	-	(4,633)	(5,494)
Contingent deferred sales charges (note 2)	(21)	(1,413)	(1,245)	(1,255)	(235)	(2,179)	(30,003)	(58,902)
Adjustments to maintain reserves	(88)	(135)	270	(336)	(1,419)	(540)	(21,191)	(10,895)

Net equity transactions	48,877	203,632	5,344,477	(682,485)	(3,705,141)	(616,762)	(150,860,681)	(29,617,376)

Net change in contract owners’ equity	230,146	443,185	6,191,144	143,962	(3,554,955)	527,826	(142,615,657)	18,197,097
Contract owners’ equity beginning of period	1,512,386	1,069,201	3,574,047	3,430,085	3,554,955	3,027,129	146,007,388	127,810,291

Contract owners’ equity end of period	$1,742,532	1,512,386	9,765,191	3,574,047	-	3,554,955	3,391,731	146,007,388

CHANGES IN UNITS:
Beginning units	189,090	150,345	315,329	389,079	366,282	441,461	10,161,530	12,747,789
Units purchased	142,720	183,747	654,465	70,255	19,501	17,024	470,356	1,371,508
Units redeemed	(146,376)	(145,002)	(251,939)	(144,005)	(385,783)	(92,203)	(10,422,644)	(3,957,767)

Ending units	185,434	189,090	717,855	315,329	-	366,282	209,242	10,161,530

(Continued)

75

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	OVGS3		OVGS		OVGSS		OVHI3
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$305,790	1,021,135	229,606	778,031	(15,026)	5,276	104,424	(17,897)
Realized gain (loss) on investments	440,510	(4,202,394)	5,468,830	3,057,837	354,292	209,682	312,340	(533,695)
Change in unrealized gain (loss) on investments	12,003,076	31,249,377	3,094,202	15,888,598	(1,021)	669,885	(141,364)	983,470
Reinvested capital gains	-	2,040,532	-	1,477,876	-	67,718	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	12,749,376	30,108,650	8,792,638	21,202,342	338,245	952,561	275,400	431,878

Equity transactions:
Purchase payments received from contract owners (note 3)	2,125,182	2,543,148	173,836	304,568	-	-	93,843	33,767
Transfers between funds	(5,148,751)	(6,027,544)	(4,261,584)	(5,094,575)	(110,944)	(132,383)	572,597	1,933,160
Redemptions (note 3)	(17,133,020)	(14,539,441)	(10,606,781)	(10,859,159)	(754,616)	(608,367)	(267,416)	(561,837)
Annuity benefits	(54,381)	(45,697)	(42,864)	(34,351)	(2,968)	(2,448)	-	-
Contract maintenance charges (note 2)	(3,361)	(3,871)	(664)	(750)	-	-	(16)	(14)
Contingent deferred sales charges (note 2)	(35,703)	(55,738)	(9,831)	(13,450)	(60)	(2,804)	(185)	(383)
Adjustments to maintain reserves	4,322	(3,179)	(2,671)	(4,794)	112	(145)	(118)	(65)

Net equity transactions	(20,245,712)	(18,132,322)	(14,750,558)	(15,702,511)	(868,476)	(746,147)	398,705	1,404,628

Net change in contract owners’ equity	(7,496,336)	11,976,328	(5,957,920)	5,499,831	(530,231)	206,414	674,105	1,836,506
Contract owners’ equity beginning of period	103,872,942	91,896,614	71,664,514	66,164,683	3,190,506	2,984,092	2,158,516	322,010

Contract owners’ equity end of period	$96,376,606	103,872,942	65,706,594	71,664,514	2,660,275	3,190,506	2,832,621	2,158,516

CHANGES IN UNITS:
Beginning units	5,462,572	6,681,809	5,899,391	7,350,485	234,040	299,786	859,349	160,909
Units purchased	512,611	883,118	61,868	517,075	1,716	-	953,478	1,487,261
Units redeemed	(1,556,823)	(2,102,355)	(1,234,672)	(1,968,169)	(64,461)	(65,746)	(817,668)	(788,821)

Ending units	4,418,360	5,462,572	4,726,587	5,899,391	171,295	234,040	995,159	859,349

(Continued)

76

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	OVHI		OVHIS		OVGI		OVGIS
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$6,307	(1,622)	1,223	(297)	26,551	982,809	(24,849)	(4,261)
Realized gain (loss) on investments	(45,261)	(123,303)	(9,833)	(11,633)	3,993,309	(915,631)	58,379	(32,191)
Change in unrealized gain (loss) on investments	54,934	149,471	11,763	17,230	11,592,779	27,014,066	353,557	738,143
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	15,980	24,546	3,153	5,300	15,612,639	27,081,244	387,087	701,691

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	1,807,694	2,222,999	37,950	12,424
Transfers between funds	(1,318)	(19,456)	0	-	(5,934,585)	(5,749,670)	(51,649)	(132,545)
Redemptions (note 3)	(12,159)	(9,824)	(446)	(899)	(19,124,057)	(19,573,950)	(555,972)	(353,519)
Annuity benefits	-	-	(2,166)	(1,851)	(61,771)	(55,790)	-	-
Contract maintenance charges (note 2)	(9)	(12)	-	-	(2,966)	(3,216)	-	-
Contingent deferred sales charges (note 2)	33	(97)	-	-	(29,288)	(60,067)	(227)	(793)
Adjustments to maintain reserves	(49)	(61)	(2)	24	2,812	(17,203)	2	(80)

Net equity transactions	(13,502)	(29,450)	(2,613)	(2,726)	(23,342,161)	(23,236,897)	(569,897)	(474,513)

Net change in contract owners’ equity	2,478	(4,904)	540	2,574	(7,729,522)	3,844,347	(182,810)	227,178
Contract owners’ equity beginning of period	123,551	128,455	25,880	23,306	124,228,116	120,383,769	3,245,291	3,018,113

Contract owners’ equity end of period	$126,029	123,551	26,420	25,880	116,498,594	124,228,116	3,062,481	3,245,291

CHANGES IN UNITS:
Beginning units	45,401	58,162	8,314	9,322	10,897,405	13,429,592	334,673	391,338
Units purchased	4,917	3,986	64	-	3,005,173	1,191,059	5,924	6,355
Units redeemed	(9,347)	(16,747)	(868)	(1,008)	(5,017,862)	(3,723,246)	(63,460)	(63,020)

Ending units	40,971	45,401	7,510	8,314	8,884,716	10,897,405	277,137	334,673

(Continued)

77

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	OVSC		OVSCS		OVAG		OVSBS
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(45,769)	(22,325)	(1,521)	(924)	(632,528)	(588,808)	287,237	(62,792)
Realized gain (loss) on investments	2,136,446	(1,684,312)	(827)	(6,232)	538,121	(2,298,344)	29,557	(54,957)
Change in unrealized gain (loss) on investments	(370,019)	4,800,249	38,173	53,849	13,595,269	17,451,483	226,229	702,990
Reinvested capital gains	-	-	-	-	-	-	-	3,096

Net increase (decrease) in contract owners’ equity resulting from operations	1,720,658	3,093,612	35,825	46,693	13,500,862	14,564,331	543,023	588,337

Equity transactions:
Purchase payments received from contract owners (note 3)	199,570	173,142	1,648	2,190	1,671,468	2,252,617	76,576	65,774
Transfers between funds	(260,831)	1,019,428	-	-	1,287,847	(2,811,785)	298,850	377,278
Redemptions (note 3)	(1,193,145)	(1,304,821)	(5,506)	(7,254)	(9,048,745)	(8,256,397)	(987,151)	(639,066)
Annuity benefits	(100)	(61)	(9,194)	(7,810)	(4,911)	(4,271)	-	-
Contract maintenance charges (note 2)	(207)	(533)	(3)	-	(4,089)	(4,440)	-	-
Contingent deferred sales charges (note 2)	(2,739)	(3,268)	-	-	(22,316)	(31,941)	(1,631)	(4,748)
Adjustments to maintain reserves	214	7,637	14	(43)	2,309	(1,706)	(118)	(79)

Net equity transactions	(1,257,238)	(108,476)	(13,042)	(12,917)	(6,118,437)	(8,857,923)	(613,475)	(200,841)

Net change in contract owners’ equity	463,420	2,985,136	22,783	33,776	7,382,425	5,706,408	(70,452)	387,496
Contract owners’ equity beginning of period	8,821,860	5,836,724	174,782	141,006	58,937,925	53,231,517	4,558,458	4,170,962

Contract owners’ equity end of period	$9,285,280	8,821,860	197,565	174,782	66,320,350	58,937,925	4,488,006	4,558,458

CHANGES IN UNITS:
Beginning units	1,073,093	954,905	14,582	15,897	5,642,712	6,695,313	325,335	346,353
Units purchased	2,532,907	2,808,481	208	267	642,533	536,283	58,730	71,668
Units redeemed	(2,675,210)	(2,690,293)	(1,226)	(1,582)	(1,246,773)	(1,588,884)	(99,643)	(92,686)

Ending units	930,790	1,073,093	13,564	14,582	5,038,472	5,642,712	284,422	325,335

(Continued)

78

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	PMVRRA		SBLD		SBLJ		SBLN
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$2,756	14,026	(2,583)	(2,122)	(1,486)	(776)	(1,652)	(1,307)
Realized gain (loss) on investments	8,924	(19,655)	(14,258)	(16,029)	2,659	(17,512)	(2,742)	(6,344)
Change in unrealized gain (loss) on investments	38,145	87,656	46,699	55,934	26,575	42,373	17,338	33,614
Reinvested capital gains	7,699	28,923	—	—	—	—	—	—

Net increase (decrease) in contract owners’ equity resulting from operations	57,524	110,950	29,858	37,783	27,748	24,085	12,944	25,963

Equity transactions:
Purchase payments received from contract owners (note 3)	93,993	121,975	36,741	68,676	14,559	12,437	17,857	33,768
Transfers between funds	234,550	136,621	1,452	32,121	(610)	26,590	(32,292)	23,002
Redemptions (note 3)	(311,683)	(260,891)	(38,355)	(92,898)	(785)	(9,279)	(7,437)	(42,723)
Annuity benefits	—	—	—	—	—	—	—	—
Contract maintenance charges (note 2)	—	—	—	—	—	—	(15)	(15)
Contingent deferred sales charges (note 2)	(2,051)	(1,244)	(374)	(338)	(26)	(16)	(85)	(446)
Adjustments to maintain reserves	82	90	(61)	(13)	(10)	(11)	(8)	7

Net equity transactions	14,891	(3,449)	(597)	7,548	13,128	29,721	(21,981)	13,593

Net change in contract owners’ equity	72,415	107,501	29,261	45,331	40,876	53,806	(9,037)	39,556
Contract owners’ equity beginning of period	782,688	675,187	211,619	166,288	113,801	59,995	146,319	106,763

Contract owners’ equity end of period	$855,103	782,688	240,880	211,619	154,677	113,801	137,282	146,319

CHANGES IN UNITS:
Beginning units	65,525	66,141	23,481	21,833	14,777	11,088	14,169	12,844
Units purchased	42,909	25,251	6,035	7,595	6,690	9,047	2,629	3,590
Units redeemed	(41,504)	(25,867)	(6,140)	(5,947)	(5,112)	(5,358)	(4,628)	(2,265)

Ending units	66,930	65,525	23,376	23,481	16,355	14,777	12,170	14,169

(Continued)

79

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	SBLO		SBLP		SBLQ		SBLV
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(9,950)	(7,898)	(4,435)	(3,000)	(9,968)	(6,516)	(23,908)	(18,261)
Realized gain (loss) on investments	18,283	(160,114)	66,256	4,857	5,208	(24,589)	444	(49,996)
Change in unrealized gain (loss) on investments	151,131	366,385	(10,447)	125,917	189,231	287,895	364,878	686,118
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	159,464	198,373	51,374	127,774	184,471	256,790	341,414	617,861

Equity transactions:
Purchase payments received from contract owners (note 3)	91,165	134,694	50,961	29,177	105,550	165,976	290,559	436,511
Transfers between funds	549,224	(162,829)	37,597	260,761	309,906	(50,113)	71,370	2,979
Redemptions (note 3)	(446,168)	(292,753)	(161,161)	(101,357)	(200,770)	(134,337)	(311,755)	(363,987)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(1,286)	(1,223)	(770)	(251)	(634)	(1,369)	(1,621)	(2,531)
Adjustments to maintain reserves	(541)	8	(92)	104	(113)	146	(1,165)	270

Net equity transactions	192,394	(322,103)	(73,465)	188,434	213,940	(19,697)	47,388	73,242

Net change in contract owners’ equity	351,858	(123,730)	(22,091)	316,208	398,411	237,093	388,802	691,103
Contract owners’ equity beginning of period	702,539	826,269	445,532	129,324	697,437	460,344	2,018,141	1,327,038

Contract owners’ equity end of period	$1,054,397	702,539	423,441	445,532	1,095,848	697,437	2,406,943	2,018,141

CHANGES IN UNITS:
Beginning units	75,841	117,337	35,166	17,473	63,451	64,592	185,377	173,469
Units purchased	59,308	17,942	20,494	39,615	43,250	18,276	33,756	48,866
Units redeemed	(36,428)	(59,438)	(26,349)	(21,922)	(24,028)	(19,417)	(29,234)	(36,958)

Ending units	98,721	75,841	29,311	35,166	82,673	63,451	189,899	185,377

(Continued)

80

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	SBLX		SBLY		PMVTRA		PVGIB
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(783)	(307)	(274)	(230)	38,650	84,132	33	139
Realized gain (loss) on investments	3,726	(3,890)	2,565	474	52,023	32	(872)	(5,652)
Change in unrealized gain (loss) on investments	15,725	13,196	417	5,463	5,986	86,403	2,136	7,561
Reinvested capital gains	-	-	-	-	89,849	74,667	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	18,668	8,999	2,708	5,707	186,508	245,234	1,297	2,048

Equity transactions:
Purchase payments received from contract owners (note 3)	19,198	15,367	7,468	10,853	329,017	338,183	-	-
Transfers between funds	38,589	1,023	(14,454)	(5,927)	724,916	872,470	-	-
Redemptions (note 3)	(7,151)	(9)	-	-	(777,734)	(767,956)	(792)	(3,694)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(58)	(6)	(12)	(20)	(2,231)	(2,606)	-	-
Adjustments to maintain reserves	(13)	3	3	(17)	207	614	2	6

Net equity transactions	50,565	16,378	(6,995)	4,889	274,175	440,705	(790)	(3,688)

Net change in contract owners’ equity	69,233	25,377	(4,287)	10,596	460,683	685,939	507	(1,640)
Contract owners’ equity beginning of period	47,929	22,552	25,093	14,497	2,460,265	1,774,326	11,122	12,762

Contract owners’ equity end of period	$117,162	47,929	20,806	25,093	2,920,948	2,460,265	11,629	11,122

CHANGES IN UNITS:
Beginning units	6,371	4,010	3,045	2,318	188,936	153,732	1,111	1,634
Units purchased	7,136	4,389	397	2,360	101,354	117,549	12	-
Units redeemed	(1,417)	(2,028)	(1,251)	(1,633)	(80,503)	(82,345)	(95)	(523)

Ending units	12,090	6,371	2,191	3,045	209,787	188,936	1,028	1,111

(Continued)

81

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	ACEG2		ACC2		VYDS		ROCMC
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(27,993)	(27,336)	(133,981)	203,074	(22,089)	(20,849)	7,549	(6,549)
Realized gain (loss) on investments	123,396	48,582	9,992	(269,348)	180,137	(545,263)	(70,350)	(100,256)
Change in unrealized gain (loss) on investments	136,702	677,709	1,107,419	1,932,263	310,482	1,764,076	290,591	383,373
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	232,105	698,955	983,430	1,865,989	468,530	1,197,964	227,790	276,568

Equity transactions:
Purchase payments received from contract owners (note 3)	2,582	14,101	206,258	115,376	49,970	137,214	166,862	243,916
Transfers between funds	(160,807)	14,750	(294,245)	(736,649)	(383,725)	(380,749)	(2,697)	(55,622)
Redemptions (note 3)	(250,902)	(226,926)	(1,805,545)	(1,017,613)	(1,046,876)	(1,332,989)	(112,269)	(118,000)
Annuity benefits	-	-	(4,607)	(3,843)	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(282)	(698)	(1,293)	(3,805)	(783)	(1,781)	(533)	(1,134)
Adjustments to maintain reserves	35	(65)	(229)	(195)	(65)	(168)	(28)	(243)

Net equity transactions	(409,374)	(198,838)	(1,899,662)	(1,646,729)	(1,381,479)	(1,578,473)	51,335	68,917

Net change in contract owners’ equity	(177,269)	500,117	(916,232)	219,260	(912,949)	(380,509)	279,125	345,485
Contract owners’ equity beginning of period	1,694,443	1,194,326	8,705,495	8,486,235	5,537,239	5,917,748	781,980	436,495

Contract owners’ equity end of period	$1,517,174	1,694,443	7,789,263	8,705,495	4,624,290	5,537,239	1,061,105	781,980

CHANGES IN UNITS:
Beginning units	181,324	207,406	821,709	1,011,292	510,692	691,105	78,868	68,775
Units purchased	2,734	19,105	35,296	33,093	23,425	131,376	22,653	24,694
Units redeemed	(45,635)	(45,187)	(209,990)	(222,676)	(150,392)	(311,789)	(18,251)	(14,601)

Ending units	138,423	181,324	647,015	821,709	383,725	510,692	83,270	78,868

(Continued)

82

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	TRBCG2		TREI2		TRHS2		TRLT2
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(78,843)	(122,671)	21,926	71,768	(5,864)	-	(14)	266,836
Realized gain (loss) on investments	3,244,156	(5,034,040)	(47,503)	(4,553,780)	62,630	-	-	454,676
Change in unrealized gain (loss) on investments	(2,321,877)	9,395,817	1,873,491	7,167,373	104,225	-	-	324,300
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	843,436	4,239,106	1,847,914	2,685,361	160,991	-	(14)	1,045,812

Equity transactions:
Purchase payments received from contract owners (note 3)	227,233	218,482	389,229	278,607	82,390	-	(170)	166,306
Transfers between funds	(7,474,070)	(7,271,550)	(15,504,141)	(256,085)	1,227,095	-	(13,218)	(13,650,421)
Redemptions (note 3)	(984,433)	(1,478,995)	(2,332,311)	(1,985,561)	(106,732)	-	(53)	(4,112,823)
Annuity benefits	(20,796)	(19,212)	(36,397)	(31,659)	-	-	763	(12,281)
Contract maintenance charges (note 2)	(129)	(435)	(259)	(300)	-	-	-	(113)
Contingent deferred sales charges (note 2)	(802)	(3,109)	(1,998)	(6,219)	-	-	-	(23,323)
Adjustments to maintain reserves	2,108	(1,308)	847	85	(69)	-	106	(10,148)

Net equity transactions	(8,250,889)	(8,556,127)	(17,485,030)	(2,001,132)	1,202,684	-	(12,573)	(17,642,803)

Net change in contract owners’ equity	(7,407,453)	(4,317,021)	(15,637,116)	684,229	1,363,675	-	(12,587)	(16,596,991)
Contract owners’ equity beginning of period	7,407,453	11,724,474	15,637,116	14,952,887	-	-	12,587	16,609,578

Contract owners’ equity end of period	$-	7,407,453	-	15,637,116	1,363,675	-	-	12,587

CHANGES IN UNITS:
Beginning units	754,802	1,679,454	1,708,614	1,993,851	-	-	1,107	1,526,688
Units purchased	1,053,375	1,407,384	1,082,518	742,486	219,493	-	-	1,379,840
Units redeemed	(1,808,177)	(2,332,036)	(2,791,132)	(1,027,723)	(90,312)	-	(1,107)	(2,905,421)

Ending units	-	754,802	-	1,708,614	129,181	-	-	1,107

(Continued)

83

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	VWEMR		VWEM		VWHAR		VWHA
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(87,477)	(156,768)	(83,881)	(134,567)	(285,997)	(253,065)	(101,508)	(104,118)
Realized gain (loss) on investments	387,993	(7,035,063)	(2,416,423)	(3,889,732)	(1,883,245)	(4,167,125)	978,613	504,098
Change in unrealized gain (loss) on investments	3,864,473	17,240,733	6,681,269	13,681,766	11,882,217	17,024,224	2,899,851	5,264,923
Reinvested capital gains	-	802,362	-	1,011,248	-	140,476	-	68,964

Net increase (decrease) in contract owners’ equity resulting from operations	4,164,989	10,851,264	4,180,965	10,668,715	9,712,975	12,744,510	3,776,956	5,733,867

Equity transactions:
Purchase payments received from contract owners (note 3)	365,602	434,711	135,515	185,517	884,300	685,507	146,563	145,380
Transfers between funds	(1,033,435)	5,674,959	(962,113)	(826,101)	5,310,955	4,256,490	(328,594)	(526,033)
Redemptions (note 3)	(3,082,063)	(2,334,969)	(2,599,299)	(1,857,279)	(4,168,525)	(3,874,821)	(1,728,973)	(1,366,300)
Annuity benefits	-	(57)	(5,804)	(5,546)	(4,055)	(3,252)	(16,282)	(15,624)
Contract maintenance charges (note 2)	(193)	(184)	(346)	(336)	(261)	(276)	(85)	(97)
Contingent deferred sales charges (note 2)	(2,061)	(4,724)	(1,960)	(2,459)	(4,079)	(7,385)	(1,413)	(2,052)
Adjustments to maintain reserves	(328)	12,989	573	(2,309)	3,372	5,412	758	(246)

Net equity transactions	(3,752,478)	3,782,725	(3,433,435)	(2,508,513)	2,021,708	1,061,675	(1,928,026)	(1,764,972)

Net change in contract owners’ equity	412,511	14,633,989	747,530	8,160,202	11,734,683	13,806,185	1,848,930	3,968,895
Contract owners’ equity beginning of period	23,100,080	8,466,091	18,894,162	10,733,960	36,257,202	22,451,017	15,040,897	11,072,002

Contract owners’ equity end of period	$23,512,591	23,100,080	19,641,692	18,894,162	47,991,885	36,257,202	16,889,827	15,040,897

CHANGES IN UNITS:
Beginning units	1,015,118	785,222	712,637	857,455	1,314,117	1,269,810	473,719	540,162
Units purchased	366,202	805,519	17,348	52,428	515,458	767,187	6,599	28,951
Units redeemed	(558,087)	(575,623)	(148,511)	(197,246)	(467,618)	(722,880)	(68,087)	(95,394)

Ending units	823,233	1,015,118	581,474	712,637	1,361,957	1,314,117	412,231	473,719

(Continued)

84

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	WRASP		WRBP		WRBDP		WRCEP
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(152,351)	(2,023,480)	472,069	503,588	3,179,437	2,998,262	(179,051)	(192,835)
Realized gain (loss) on investments	14,320,070	6,318,051	2,913,056	1,795,582	(364,042)	(1,248,237)	2,035,709	(6,021,980)
Change in unrealized gain (loss) on investments	2,019,798	22,928,585	4,008,209	3,538,066	2,688,985	4,745,812	21,143,520	32,181,263
Reinvested capital gains	-	23,828,981	810,129	337,991	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	16,187,517	51,052,137	8,203,463	6,175,227	5,504,380	6,495,837	23,000,178	25,966,448

Equity transactions:
Purchase payments received from contract owners (note 3)	5,259,499	4,438,696	846,542	879,789	2,315,518	1,772,278	1,803,111	2,178,634
Transfers between funds	341,583	20,329,943	(345)	(2,153,990)	17,067,639	4,532,194	(3,457,324)	(9,532,631)
Redemptions (note 3)	(44,684,221)	(34,928,884)	(9,305,672)	(9,442,029)	(25,160,849)	(20,906,230)	(24,748,397)	(19,565,660)
Annuity benefits	(38,487)	(31,105)	(13,379)	(11,565)	(34,794)	(33,039)	(16,625)	(12,283)
Contract maintenance charges (note 2)	(231)	(41)	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(8,872)	(110,423)	16,600	(37,837)	20,408	(60,083)	100,746	(54,925)
Adjustments to maintain reserves	10,410	(2,911)	(3,459)	(476)	(1,775)	1,953	3,660	(481)

Net equity transactions	(39,120,320)	(10,304,725)	(8,459,714)	(10,766,108)	(5,793,854)	(14,692,927)	(26,314,829)	(26,987,346)

Net change in contract owners’ equity	(22,932,803)	40,747,412	(256,251)	(4,590,881)	(289,474)	(8,197,090)	(3,314,651)	(1,020,898)
Contract owners’ equity beginning of period	268,939,319	228,191,907	57,645,365	62,236,246	110,745,563	118,942,653	136,750,467	137,771,365

Contract owners’ equity end of period	$246,006,516	268,939,319	57,389,114	57,645,365	110,456,089	110,745,563	133,435,816	136,750,467

CHANGES IN UNITS:
Beginning units	12,278,354	12,909,693	4,701,582	5,696,020	7,877,501	8,981,987	14,723,373	18,240,906
Units purchased	2,069,798	3,277,982	500,692	859,958	2,482,295	2,367,326	1,384,934	2,492,907
Units redeemed	(3,925,100)	(3,909,321)	(1,167,667)	(1,854,396)	(2,885,113)	(3,471,812)	(4,120,063)	(6,010,440)

Ending units	10,423,052	12,278,354	4,034,607	4,701,582	7,474,683	7,877,501	11,988,244	14,723,373

(Continued)

85

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	WRDIV		WRENG		WRGNR		WRGP
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(254)	(46,425)	(95,352)	(113,104)	(478,276)	(462,391)	(725,221)	(1,192,342)
Realized gain (loss) on investments	(190,096)	(730,970)	(252,796)	(643,484)	(3,784,161)	(1,426,307)	9,136,456	(630,027)
Change in unrealized gain (loss) on investments	3,206,588	3,940,788	2,505,467	3,749,945	9,246,495	20,367,361	6,033,273	30,999,530
Reinvested capital gains	-	-	-	-	-	-	-	4,191,940

Net increase (decrease) in contract owners’ equity resulting from operations	3,016,238	3,163,393	2,157,319	2,993,357	4,984,058	18,478,663	14,444,508	33,369,101

Equity transactions:
Purchase payments received from contract owners (note 3)	223,915	291,505	324,794	155,862	964,380	917,351	1,850,116	2,312,587
Transfers between funds	(266,756)	(1,302,226)	629,894	1,212,947	(3,645,464)	7,323,248	(6,095,425)	(9,838,663)
Redemptions (note 3)	(3,736,440)	(3,158,433)	(1,356,876)	(1,181,686)	(7,159,135)	(4,631,342)	(25,771,814)	(21,678,093)
Annuity benefits	(3,908)	(3,398)	-	-	(2,812)	(1,849)	(15,705)	(11,694)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(7,809)	(7,771)	(1,793)	(3,322)	(10,887)	(13,262)	108,026	(80,138)
Adjustments to maintain reserves	824	(374)	284	(167)	2,595	(365)	7,478	(2,716)

Net equity transactions	(3,790,175)	(4,180,697)	(403,696)	183,634	(9,851,323)	3,593,781	(29,917,324)	(29,298,717)

Net change in contract owners’ equity	(773,937)	(1,017,304)	1,753,623	3,176,991	(4,867,265)	22,072,444	(15,472,816)	4,070,384
Contract owners’ equity beginning of period	23,420,023	24,437,327	10,865,760	7,688,769	46,988,612	24,916,168	155,945,505	151,875,121

Contract owners’ equity end of period	$22,646,086	23,420,023	12,619,383	10,865,760	42,121,347	46,988,612	140,472,689	155,945,505

CHANGES IN UNITS:
Beginning units	1,974,176	2,406,092	1,063,778	1,046,875	3,338,506	3,038,959	16,771,104	20,570,540
Units purchased	309,840	434,311	275,593	483,019	528,792	1,378,298	1,482,791	2,610,477
Units redeemed	(629,169)	(866,227)	(316,297)	(466,116)	(1,287,147)	(1,078,751)	(4,716,309)	(6,409,913)

Ending units	1,654,847	1,974,176	1,023,074	1,063,778	2,580,151	3,338,506	13,537,586	16,771,104

(Continued)

86

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	WRHIP		WRIP		WRI2P		WRMIC
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$5,650,168	5,732,309	(75,112)	140,299	50,340	400,363	(51,497)	(39,050)
Realized gain (loss) on investments	(203,625)	(269,739)	3,086,974	2,237,652	(1,573,378)	(2,488,334)	(127,012)	(348,170)
Change in unrealized gain (loss) on investments	5,314,572	21,265,608	2,340,000	7,178,898	3,713,164	6,156,159	1,761,449	1,492,389
Reinvested capital gains	-	-	-	-	-	980,727	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	10,761,115	26,728,178	5,351,862	9,556,849	2,190,126	5,048,915	1,582,940	1,105,169

Equity transactions:
Purchase payments received from contract owners (note 3)	1,326,235	1,463,640	580,485	682,556	281,201	170,974	84,125	55,186
Transfers between funds	3,702,574	11,505,322	(776,053)	2,497,212	2,559	858,938	856,049	516,981
Redemptions (note 3)	(16,165,941)	(11,473,380)	(8,632,363)	(7,419,037)	(3,401,299)	(2,821,104)	(928,048)	(425,994)
Annuity benefits	(28,010)	(22,216)	(3,351)	(2,623)	(10,734)	(8,731)	(3,038)	(2,255)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	2,891	(39,497)	11,909	(29,688)	(6,663)	(8,868)	(2,501)	(1,373)
Adjustments to maintain reserves	(1,848)	(375)	935	(211)	1,201	(1,232)	455	452

Net equity transactions	(11,164,098)	1,433,494	(8,818,438)	(4,271,791)	(3,133,735)	(1,810,023)	7,043	142,997

Net change in contract owners’ equity	(402,983)	28,161,672	(3,466,576)	5,285,058	(943,609)	3,238,892	1,589,983	1,248,166
Contract owners’ equity beginning of period	85,094,624	56,932,952	48,574,882	43,289,824	20,724,711	17,485,819	4,051,196	2,803,030

Contract owners’ equity end of period	$84,691,641	85,094,624	45,108,306	48,574,882	19,781,102	20,724,711	5,641,179	4,051,196

CHANGES IN UNITS:
Beginning units	4,948,846	4,801,530	4,678,629	5,243,842	1,454,572	1,645,885	361,907	350,971
Units purchased	968,291	1,833,792	598,423	1,484,094	246,740	491,395	143,651	149,951
Units redeemed	(1,592,558)	(1,686,476)	(1,460,569)	(2,049,307)	(466,499)	(682,708)	(145,017)	(139,015)

Ending units	4,324,579	4,948,846	3,816,483	4,678,629	1,234,813	1,454,572	360,541	361,907

(Continued)

87

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	WRMCG		WRMMP		WRMSP		WRRESP
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(172,102)	(135,137)	(351,466)	(72,780)	201,336	254,330	72,994	162,567
Realized gain (loss) on investments	459,753	(701,518)	-	-	(671,949)	(293,975)	(984,825)	(2,178,321)
Change in unrealized gain (loss) on investments	3,857,811	4,902,103	-	-	519,714	436,785	3,303,735	3,576,435
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	4,145,462	4,065,448	(351,466)	(72,780)	49,101	397,140	2,391,904	1,560,681

Equity transactions:
Purchase payments received from contract owners (note 3)	257,751	187,968	6,537,559	8,085,623	144,122	42,058	131,896	222,841
Transfers between funds	1,758,789	3,122,657	12,587,337	(4,466,459)	(5,628,819)	(326,766)	(169,346)	(549,747)
Redemptions (note 3)	(2,938,549)	(2,112,030)	(27,698,107)	(32,908,264)	(164,797)	(975,124)	(1,654,464)	(1,318,565)
Annuity benefits	-	-	(29,749)	(23,926)	-	(1,264)	(4,220)	(2,457)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(4,761)	(4,504)	71,218	(77,908)	(510)	(1,913)	(3,684)	(4,507)
Adjustments to maintain reserves	1,312	(215)	5,133	5,277	(2)	(115)	860	(2,679)

Net equity transactions	(925,457)	1,193,876	(8,526,610)	(29,385,657)	(5,650,005)	(1,263,124)	(1,698,958)	(1,655,114)

Net change in contract owners’ equity	3,220,005	5,259,324	(8,878,076)	(29,458,437)	(5,600,904)	(865,984)	692,946	(94,433)
Contract owners’ equity beginning of period	14,695,895	9,436,571	38,090,703	67,549,140	5,600,904	6,466,888	9,794,449	9,888,882

Contract owners’ equity end of period	$17,915,900	14,695,895	29,212,627	38,090,703	-	5,600,904	10,487,395	9,794,449

CHANGES IN UNITS:
Beginning units	1,188,377	1,106,727	3,428,531	6,113,637	543,845	672,056	869,687	1,068,301
Units purchased	384,133	581,646	3,037,076	3,830,840	35,401	149,146	166,621	285,094
Units redeemed	(460,504)	(499,996)	(3,815,252)	(6,515,946)	(579,246)	(277,357)	(302,402)	(483,708)

Ending units	1,112,006	1,188,377	2,650,355	3,428,531	-	543,845	733,906	869,687

(Continued)

88

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	WRSTP		WRSCP		WRSCV		WRVP
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(972,461)	(969,244)	(797,455)	(496,451)	(94,681)	(92,700)	(165,435)	497,684
Realized gain (loss) on investments	6,513,220	2,351,564	2,261,234	448,289	(98,232)	(1,055,510)	366,368	(1,567,132)
Change in unrealized gain (loss) on investments	576,821	21,764,143	15,717,745	18,757,875	2,200,472	3,050,968	9,574,380	14,055,829
Reinvested capital gains	2,531,297	5,252,733	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	8,648,877	28,399,196	17,181,524	18,709,713	2,007,559	1,902,758	9,775,313	12,986,381

Equity transactions:
Purchase payments received from contract owners (note 3)	1,152,207	1,593,516	728,392	995,246	106,476	117,861	777,608	802,610
Transfers between funds	(3,329,255)	(1,263,433)	(2,185,837)	(999,587)	545,485	(53,765)	(1,467,429)	(3,476,195)
Redemptions (note 3)	(14,629,729)	(11,687,782)	(13,046,827)	(9,598,632)	(1,677,134)	(1,110,086)	(9,648,710)	(9,027,570)
Annuity benefits	(8,249)	(5,987)	(9,423)	(6,810)	(10,779)	(8,355)	(12,573)	(10,803)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	25,454	(53,089)	66,004	(32,754)	(3,876)	(2,647)	20,128	(40,025)
Adjustments to maintain reserves	2,953	(2,091)	894	(1,957)	1,534	(400)	2,539	(231)

Net equity transactions	(16,786,619)	(11,418,866)	(14,446,797)	(9,644,494)	(1,038,294)	(1,057,392)	(10,328,437)	(11,752,214)

Net change in contract owners’ equity	(8,137,742)	16,980,330	2,734,727	9,065,219	969,265	845,366	(553,124)	1,234,167
Contract owners’ equity beginning of period	91,941,552	74,961,222	72,809,105	63,743,886	8,634,050	7,788,684	63,371,090	62,136,923

Contract owners’ equity end of period	$83,803,810	91,941,552	75,543,832	72,809,105	9,603,315	8,634,050	62,817,966	63,371,090

CHANGES IN UNITS:
Beginning units	6,937,432	8,066,843	6,103,814	7,141,914	719,794	824,726	5,275,682	6,491,989
Units purchased	827,574	1,387,537	645,189	1,272,955	191,380	232,432	621,343	1,088,787
Units redeemed	(2,113,179)	(2,516,948)	(1,791,978)	(2,311,055)	(266,899)	(337,364)	(1,453,581)	(2,305,094)

Ending units	5,651,827	6,937,432	4,957,025	6,103,814	644,275	719,794	4,443,444	5,275,682

(Continued)

89

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	SVOF		WFVSCG		WIEP		WVCP
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$(2,788)	(510,896)	(77,523)	(16,563)	-	(18,170)	-	16,037
Realized gain (loss) on investments	28,732	(34,456,674)	1,223,633	97,997	-	441,743	-	(38,972)
Change in unrealized gain (loss) on investments	29,648	53,085,484	365,873	400,780	-	(67,524)	-	279,387
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	55,592	18,117,914	1,511,983	482,214	-	356,049	-	256,452

Equity transactions:
Purchase payments received from contract owners (note 3)	212	974,102	193,944	19,239	-	4,142	-	4,829
Transfers between funds	(5,866)	(78,669,406)	6,105,837	4,323,989	-	(3,398,263)	-	(1,129,504)
Redemptions (note 3)	(79,934)	(7,814,619)	(1,056,009)	(135,734)	-	(249,254)	-	(94,757)
Annuity benefits	(2,452)	(8,222)	(784)	-	-	-	-	-
Contract maintenance charges (note 2)	(65)	(999)	(49)	(5)	-	(13)	-	(4)
Contingent deferred sales charges (note 2)	-	(22,517)	(659)	(555)	-	(36)	-	(167)
Adjustments to maintain reserves	(314)	9,140	930	(56)	-	(45)	-	(83)

Net equity transactions	(88,419)	(85,532,521)	5,243,210	4,206,878	-	(3,643,469)	-	(1,219,686)

Net change in contract owners’ equity	(32,827)	(67,414,607)	6,755,193	4,689,092	-	(3,287,420)	-	(963,234)
Contract owners’ equity beginning of period	324,615	67,739,222	4,689,092	-	-	3,287,420	-	963,234

Contract owners’ equity end of period	$291,788	324,615	11,444,285	4,689,092	-	-	-	-

CHANGES IN UNITS:
Beginning units	26,804	8,437,109	358,511	-	-	351,739	-	137,487
Units purchased	1,387	701,258	1,653,430	441,589	-	413	-	-
Units redeemed	(8,146)	(9,111,563)	(1,323,564)	(83,078)	-	(352,152)	-	(137,487)

Ending units	20,045	26,804	688,377	358,511	-	-	-	-

(Continued)

90

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	BF		SGRF		WGIP		WRLBP
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$-	214,444	-	(86,529)	-	249,648	-	-
Realized gain (loss) on investments	-	(18,309,048)	-	(11,029,249)	-	(2,901,776)	-	-
Change in unrealized gain (loss) on investments	-	16,886,732	-	12,134,483	-	3,465,093	-	-
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	(1,207,872)	-	1,018,705	-	812,965	-	-

Equity transactions:
Purchase payments received from contract owners (note 3)	(58)	(1,044,937)	(1,159)	(480,241)	-	86,441	394	-
Transfers between funds	(7)	(50,702,988)	824	(24,722,407)	-	(5,010,364)	(515)	-
Redemptions (note 3)	65	(4,235,054)	-	(1,228,501)	-	(532,364)	(12,042)	-
Annuity benefits	-	(12,253)	877	(4,372)	-	-	-	-
Contract maintenance charges (note 2)	-	(549)	-	(715)	-	(68)	-	-
Contingent deferred sales charges (note 2)	-	(8,381)	-	(9,301)	-	(126)	12,162	-
Adjustments to maintain reserves	-	(299,719)	(542)	(177,418)	-	(405)	-	-

Net equity transactions	-	(56,303,881)	-	(26,622,955)	-	(5,456,886)	-	-

Net change in contract owners’ equity	-	(57,511,753)	-	(25,604,250)	-	(4,643,921)	-	-
Contract owners’ equity beginning of period	-	57,511,753	-	25,604,250	-	4,643,921	-	-

Contract owners’ equity end of period	$-	-	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	-	6,114,999	-	3,026,086	-	424,452	-	-
Units purchased	1,485	261,055	-	119,094	-	25,129	-	-
Units redeemed	(1,485)	(6,376,054)	-	(3,145,180)	-	(449,581)	-	-

Ending units	-	-	-	-	-	-	-	-

(Continued)

91

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2010 and 2009

	AVLCG		ACVU2		JPMCVP		BBLCG
	2010	2009	2010	2009	2010	2009	2010	2009
Investment activity:
Net investment income (loss)	$-	(1,630)	-	(8,561)	-	209,246	-	-
Realized gain (loss) on investments	-	(83,289)	-	(409,142)	-	(6,435,488)	-	-
Change in unrealized gain (loss) on investments	-	105,784	-	545,505	-	5,690,300	-	-
Reinvested capital gains	-	-	-	-	-	22,194	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	20,865	-	127,802	-	(513,748)	-	-

Equity transactions:
Purchase payments received from contract owners (note 3)	-	1,838	-	3,285	-	12,983	-	(181)
Transfers between funds	-	(260,904)	-	(1,072,342)	-	(10,794,242)	-	181
Redemptions (note 3)	-	(75,750)	-	(35,064)	-	(390,600)	-	-
Annuity benefits	-	-	-	-	-	(569)	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	(239)	-	-
Contingent deferred sales charges (note 2)	-	-	-	(346)	-	(2,643)	-	-
Adjustments to maintain reserves	-	5	-	(27)	-	(1,819)	-	-

Net equity transactions	-	(334,811)	-	(1,104,494)	-	(11,177,129)	-	-

Net change in contract owners’ equity	-	(313,946)	-	(976,692)	-	(11,690,877)	-	-
Contract owners’ equity beginning of period	-	313,946	-	976,692	-	11,690,877	-	-

Contract owners’ equity end of period	$-	-	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	-	44,214	-	143,661	-	1,228,220	-	-
Units purchased	-	291	-	4,484	-	20,013	-	1,500
Units redeemed	-	(44,505)	-	(148,145)	-	(1,248,233)	-	(1,500)

Ending units	-	-	-	-	-	-	-	-

See accompanying notes to financial statements.

92

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Variable Account-9 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on May 22, 1997. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

On August 20, 2001, the Company transferred to the Account, 50,000 shares of the Financial Investors VIT-First Horizon Core Equity Portfolio and 50,000 shares of the First Horizon Capital Appreciation Portfolio, for which the Account was credited 50,000 units of the Financial Investors VIT-First Horizon Core Equity Portfolio and 50,000 units of the First Horizon Capital Appreciation Portfolio.

The Company offers tax qualified and non-tax qualified Modified Single Premium Deferred Variable Annuity Contracts and Individual Single Premium Immediate Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

Effective July 1, 2000, the Company entered into a reinsurance agreement with Security Benefit Life Insurance Company (SBL) to sell, transfer and cede on an indemnity basis all of its obligations in connection with annuity contracts issued pursuant to the NEA Valuebuilder Annuity Program (Program). Under the agreement, the Company continued to provide administrative and support services for contracts issued under the Program until September 2001. Thereafter, SBL assumed full responsibility for servicing the contracts and receives all fees and charges of the contracts. The Company is paid a supplemental Capital Charge by SBL to meet the capital needs of the reinsured contracts. The ceding of risk does not discharge the Company from its primary obligation, including regulatory record keeping and reporting, to the contract owners of the Account.

(b) The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

BB&T FUNDS

Capital Manager Equity VIF (BBCMAG)

Large Cap VIF (BBGI)

BLACKROCK FUNDS

Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class III (MLVGA3)

CREDIT SUISSE ASSET MANAGEMENT

Credit Suisse Trust- International Equity Flex III Portfolio (CSIEF3)

U.S. Equity Flex I Portfolio (WSCP)

HUNTINGTON TRUST COMPANY

VA International Equity Fund (HVIE)

VA Situs Fund (HVSIT)

J.P. MORGAN INVESTMENT MANAGEMENT INC.

Insurance Trust - Insurance Trust Mid Cap Value Portfolio 1 (JPMMV1)

JANUS FUNDS

Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)

Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)

Janus Aspen Series - Global Technology Portfolio - Service II Shares (JAGTS2)

Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)

Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)

Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)

MASSACHUSETTS FINANCIAL SERVICES CO.

Investors Growth Stock Series - Service Class (MIGSC)

Mid Cap Growth Series - Service Class (MMCGSC)

New Discovery Series - Service Class (MNDSC)

Value Series - Service Class (MVFSC)

Variable Insurance Trust II - International Value Portfolio - Service Class (MVIVSC)

MORGAN STANLEY

Core Plus Fixed Income Portfolio - Class I (MSVFI)

Core Plus Fixed Income Portfolio - Class II (MSVF2)

Emerging Markets Debt Portfolio - Class I (MSEM)

International Magnum Portfolio - Class I (MSVIM)*

Mid Cap Growth Portfolio - Class I (MSVMG)

U.S. Real Estate Portfolio - Class I (MSVRE)

NATIONWIDE FUNDS GROUP

AllianceBernstein NVIT Global Fixed Income Fund - Class III (NVAGF3)

American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)

American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)

American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)

American Funds NVIT Bond Fund - Class II (GVABD2)

American Funds NVIT Global Growth Fund - Class II (GVAGG2)

American Funds NVIT Growth Fund - Class II (GVAGR2)

American Funds NVIT Growth-Income Fund - Class II (GVAGI2)

Federated NVIT High Income Bond Fund - Class I (HIBF)

Federated NVIT High Income Bond Fund - Class III (HIBF3)

Gartmore NVIT Emerging Markets Fund - Class I (GEM)

Gartmore NVIT Emerging Markets Fund - Class III (GEM3)

Gartmore NVIT Emerging Markets Fund - Class VI (GEM6)

Gartmore NVIT International Equity Fund - Class I (GIG)

Gartmore NVIT International Equity Fund - Class III (GIG3)

Gartmore NVIT International Equity Fund - Class VI (NVIE6)

Gartmore NVIT Worldwide Leaders Fund - Class I (GEF)

Gartmore NVIT Worldwide Leaders Fund - Class III (GEF3)

Gartmore NVIT Worldwide Leaders Fund - Class VI (NVGWL6)*

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)

Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)

Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)

(Continued)

93

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

NVIT Cardinal Aggressive Fund - Class II (NVCRA2)

NVIT Cardinal Balanced Fund - Class II (NVCRB2)

NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)

NVIT Cardinal Conservative Fund - Class II (NVCCN2)

NVIT Cardinal Moderate Fund - Class II (NVCMD2)

NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)

NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)

NVIT Core Bond Fund - Class I (NVCBD1)

NVIT Core Bond Fund - Class II (NVCBD2)

NVIT Core Plus Bond Fund - Class II (NVLCP2)

NVIT Fund - Class I (TRF)

NVIT Fund - Class II (TRF2)

NVIT Government Bond Fund - Class I (GBF)

NVIT Government Bond Fund - Class II (GBF2)

NVIT Growth Fund - Class I (CAF)

NVIT International Index Fund - Class VIII (GVIX8)

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)

NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

NVIT Mid Cap Index Fund - Class I (MCIF)

NVIT Money Market Fund - Class I (SAM)

NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)

NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)

NVIT Multi-Manager International Value Fund - Class II (GVDIV2)

NVIT Multi-Manager International Value Fund - Class III (GVDIV3)

NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)

NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)

NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)

NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)

NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)

NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)

NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)

NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)

NVIT Multi-Manager Small Company Fund - Class I (SCF)

NVIT Multi-Manager Small Company Fund - Class II (SCF2)

NVIT Multi-Sector Bond Fund - Class I (MSBF)

NVIT Short Term Bond Fund - Class II (NVSTB2)

Oppenheimer NVIT Large Cap Growth Fund - Class I (NVOLG1)

Oppenheimer NVIT Large Cap Growth Fund - Class II (NVOLG2)

Templeton NVIT International Value Fund - Class III (NVTIV3)

Van Kampen NVIT Comstock Value Fund - Class I (EIF)

Van Kampen NVIT Real Estate Fund - Class I (NVRE1)

NEUBERGER & BERMAN MANAGEMENT, INC.

Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)

PIMCO FUNDS

Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)

Low Duration Portfolio - Advisor Class (PMVLAD)

PORTFOLIOS OF THE AIM VARIABLE INSURANCE FUNDS

V.I. Basic Balanced Fund - Series I (AVB)

V.I. Basic Value Fund - Series II (AVBV2)

V.I. Capital Appreciation Fund - Series I (AVCA)

V.I. Capital Appreciation Fund - Series II (AVCA2)

V.I. Capital Development Fund - Series II (AVCD2)

V.I. Core Equity Fund - Series I (AVGI)

V.I. Core Equity Fund - Series II (AVCE2)

V.I. Global Health Care Fund - Series I (IVHS)

V.I. Global Real Estate Fund - Series I (IVRE)

V.I. International Growth Fund - Series I (AVIE)*

V.I. Large Cap Growth Fund - Series I (AVLCG)*

PORTFOLIOS OF THE ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.

VPS Growth and Income Portfolio - Class B (ALVGIB)

VPS Large Cap Growth Portfolio - Class B (ALVPGB)

VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)

PORTFOLIOS OF THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

VP Income & Growth Fund - Class I (ACVIG)

VP Income & Growth Fund - Class II (ACVIG2)

VP Inflation Protection Fund - Class II (ACVIP2)

VP International Fund - Class I (ACVI)

VP International Fund - Class III (ACVI3)

VP Mid Cap Value Fund - Class I (ACVMV1)

VP Mid Cap Value Fund - Class II (ACVMV2)

VP Ultra(R) Fund - Class I (ACVU1)

VP Ultra(R) Fund - Class II (ACVU2)*

VP Value Fund - Class I (ACVV)

VP Value Fund - Class II (ACVV2)*

VP Vista(SM) Fund - Class I (ACVVS1)*

VP Vista(SM) Fund - Class II (ACVVS2)*

(Continued)

94

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

PORTFOLIOS OF THE DREYFUS INVESTMENT PORTFOLIOS

Small Cap Stock Index Portfolio - Service Shares (DVSCS)

Stock Index Fund, Inc. - Initial Shares (DSIF)

The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)

The Dreyfus Socially Responsible Growth Fund, Inc. - Service Shares (DSRGS)

PORTFOLIOS OF THE DREYFUS VARIABLE INVESTMENT FUND

Appreciation Portfolio - Initial Shares (DCAP)

Appreciation Portfolio - Service Shares (DCAPS)

Developing Leaders Portfolio - Initial Shares (DSC)

Developing Leaders Portfolio - Service Shares (DVDLS)*

International Value Portfolio - Initial Shares (DVIV)

PORTFOLIOS OF THE EVERGREEN VARIABLE ANNUITY FUNDS

VA Fundamental Large Cap Fund - Class 1 (EVGI)*

VA Omega Fund - Class 1 (EVOM)*

PORTFOLIOS OF THE FEDERATED INSURANCE SERIES

Capital Appreciation Fund II - Service Shares (FCA2S)

High Income Bond Fund II - Service Shares (FHIBS)

Quality Bond Fund II - Primary Shares (FQB)

Quality Bond Fund II - Service Shares (FQBS)

PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS

Contrafund Portfolio - Service Class 2 (FC2)*

Fidelity(R) VIP Fund - Value Strategies Portfolio - Service Class 2 (FVSS2)

VIP Fund - Contrafund Portfolio - Service Class (FCS)

VIP Fund - Energy Portfolio - Service Class 2 (FNRS2)

VIP Fund - Equity-Income Portfolio - Service Class (FEIS)

VIP Fund - Equity-Income Portfolio - Service Class 2 (FEI2)

VIP Fund - Freedom Fund 2010 Portfolio - Service Class (FF10S)

VIP Fund - Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)

VIP Fund - Freedom Fund 2020 Portfolio - Service Class (FF20S)

VIP Fund - Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)

VIP Fund - Freedom Fund 2030 Portfolio - Service Class (FF30S)

VIP Fund - Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)

VIP Fund - Growth Opportunities Portfolio - Service Class (FGOS)

VIP Fund - Growth Portfolio - Service Class (FGS)

VIP Fund - Growth Portfolio - Service Class 2 (FG2)

VIP Fund - High Income Portfolio - Service Class (FHIS)

VIP Fund - High Income Portfolio - Service Class R (FHISR)

VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)

VIP Fund - Mid Cap Portfolio - Service Class (FMCS)

VIP Fund - Mid Cap Portfolio - Service Class 2 (FMC2)

VIP Fund - Overseas Portfolio - Service Class (FOS)

VIP Fund - Overseas Portfolio - Service Class 2 R (FO2R)

VIP Fund - Overseas Portfolio - Service Class R (FOSR)

VIP Fund - Value Strategies Portfolio - Service Class (FVSS)

PORTFOLIOS OF THE FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Franklin Income Securities Fund - Class 2 (FTVIS2)

Franklin Rising Dividends Securities Fund - Class 2 (FTVRD2)

Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)

Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)

Templeton Foreign Securities Fund - Class 1 (TIF)*

Templeton Foreign Securities Fund - Class 2 (TIF2)

Templeton Foreign Securities Fund - Class 3 (TIF3)

Templeton Global Bond Securities Fund - Class 3 (FTVGI3)

VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)

PORTFOLIOS OF THE NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

Guardian Portfolio - I Class Shares (AMGP)

International Portfolio - S Class Shares (AMINS)*

Mid-Cap Growth Portfolio - I Class Shares (AMCG)

Partners Portfolio - I Class Shares (AMTP)

Regency Portfolio - S Class Shares (AMRS)

Small-Cap Growth Portfolio - S Class Shares (AMFAS)

Socially Responsive Portfolio - I Class Shares (AMSRS)

PORTFOLIOS OF THE OPPENHEIMER VARIABLE ACCOUNT FUNDS

Capital Appreciation Fund/VA - Service Class (OVCAFS)*

Capital Appreciation Fund/VA - Non-Service Shares (OVGR)

Global Securities Fund/VA - Class 3 (OVGS3)

Global Securities Fund/VA - Non-Service Shares (OVGS)

Global Securities Fund/VA - Service Class (OVGSS)

High Income Fund/VA - Class 3 (OVHI3)

High Income Fund/VA - Class 4 (OVHI4)*

High Income Fund/VA - Non-Service Shares (OVHI)

High Income Fund/VA - Service Class (OVHIS)

Main Street Fund(R)/VA - Non-Service Shares (OVGI)

Main Street Fund(R)/VA - Service Class (OVGIS)

Main Street Small Cap Fund(R)/VA - Non-Service Shares (OVSC)

Main Street Small Cap Fund(R)/VA - Service Class (OVSCS)

MidCap Fund/VA - Non-Service Shares (OVAG)

Strategic Bond Fund/VA - Service Class (OVSBS)

PORTFOLIOS OF THE PIMCO VARIABLE INSURANCE TRUST

Real Return Portfolio - Administrative Class (PMVRRA)

Series D (Global Series) (SBLD)

Series J (Mid Cap Growth Series) (SBLJ)

Series N (Managed Asset Allocation Series) (SBLN)

Series O (All Cap Value Series) (SBLO)

Series P (High Yield Series) (SBLP)

(Continued)

95

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

Series Q (Small Cap Value Series) (SBLQ)

Series V (Mid Cap Value Series) (SBLV)

Series X (Small Cap Growth Series) (SBLX)

Series Y (Select 25 Series) (SBLY)

Total Return Portfolio - Administrative Class (PMVTRA)

PORTFOLIOS OF THE PUTNAM VARIABLE TRUST

Putnam VT Growth and Income Fund - IB Shares (PVGIB)

Putnam VT International Equity Fund - IB Shares (PVTIGB)*

Putnam VT Voyager Fund - IB Shares (PVTVB)*

PORTFOLIOS OF THE VAN KAMPEN LIFE INVESTMENT TRUST

Capital Growth Portfolio - Class II (ACEG2)

Comstock Portfolio - Class II (ACC2)

PORTFOLIOS OF THE VICTORY VARIABLE INSURANCE FUNDS

Diversified Stock Fund Class A Shares (VYDS)

ROYCE CAPITAL FUNDS

Micro-Cap Portfolio - Investment Class (ROCMC)

T. ROWE PRICE

Blue Chip Growth Portfolio - II (TRBCG2)*

Equity Income Portfolio - II (TREI2)*

Health Sciences Portfolio - II (TRHS2)

Limited-Term Bond Portfolio - II (TRLT2)*

VAN ECK ASSOCIATES CORPORATION

Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Class R1 (VWEMR)

Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Initial Class (VWEM)

Worldwide Insurance Trust - Worldwide Hard Assets Fund - Class R1 (VWHAR)

Worldwide Insurance Trust - Worldwide Hard Assets Fund - Initial Class (VWHA)

WADDELL & REED, INC.

Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)

Ivy Fund Variable Insurance Portfolios, Inc. - Balanced (WRBP)

Ivy Fund Variable Insurance Portfolios, Inc. - Bond (WRBDP)

Ivy Fund Variable Insurance Portfolios, Inc. - Core Equity (WRCEP)

Ivy Fund Variable Insurance Portfolios, Inc. - Dividend Opportunities (WRDIV)

Ivy Fund Variable Insurance Portfolios, Inc. - Energy (WRENG)

Ivy Fund Variable Insurance Portfolios, Inc. - Global Natural Resources (WRGNR)

Ivy Fund Variable Insurance Portfolios, Inc. - Growth (WRGP)

Ivy Fund Variable Insurance Portfolios, Inc. - High Income (WRHIP)

Ivy Fund Variable Insurance Portfolios, Inc. - International Growth (WRIP)

Ivy Fund Variable Insurance Portfolios, Inc. - International Value (WRI2P)

Ivy Fund Variable Insurance Portfolios, Inc. - Micro Cap Growth (WRMIC)

Ivy Fund Variable Insurance Portfolios, Inc. - Mid Cap Growth (WRMCG)

Ivy Fund Variable Insurance Portfolios, Inc. - Money Market (WRMMP)

Ivy Fund Variable Insurance Portfolios, Inc. - Real Estate Securities (WRRESP)

Ivy Fund Variable Insurance Portfolios, Inc. - Science and Technology (WRSTP)

Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Growth (WRSCP)

Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Value (WRSCV)

Ivy Fund Variable Insurance Portfolios, Inc. - Value (WRVP)

WELLS FARGO FUNDS

Advantage Funds Variable Trust - VT Opportunity Fund (SVOF)

Advantage Funds Variable Trust - VT Small Cap Growth Fund (WFVSCG)

*	At December 31, 2010, contract owners were not invested in this fund.
The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2010 of such funds, which represents fair value. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(Continued)

96

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the separate account financial statement includes an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract holder.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standards

In September 2006, the FASB issued FASB ASC 820, Fair Value Measurements and Disclosures (SFAS No. 157, Fair Value Measurements). FASB ASC 820 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements and also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements. FASB ASC 820 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances.

FASB ASC 820 was effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Account adopted FASB ASC 820 effective January 1, 2008. The adoption of FASB ASC 820 did not have a material impact on the Account’s financial position or results of operations.

In September 2009 the FASB issued ASU 2009-12, which amends FASB ASC 820, Fair Value Measurements and Disclosures. This guidance applies to reporting entities that hold an investment that is required or permitted to be measured or disclosed at fair value on a recurring or nonrecurring basis if the investment does not have a readily determinable fair value and the investee has attributes of an investment company. For these investments, this update allows, as a practical expedient, the use of net asset value (NAV) as the basis to estimate fair value as long as it is not probable, as of the measurement date that the investment will be sold and NAV is not the value that will be used in the sale. The NAVs must be calculated consistent with the American Institute of Certified Public Accountants Audit and Accounting Guide, Investment Companies, which generally requires these investments to be measured at fair value. Additionally, the guidance provided updated disclosures for investments within its scope and noted that if the investor can redeem the investment with the investee on the measurement date at NAV, the investment should likely be classified as Level 2 in the fair value hierarchy. Investments that cannot be redeemed with the investee at NAV would generally be classified as Level 3 in the fair value hierarchy. If the investment is not redeemable with the investee on the measurement date, but will be at a future date, the length of time until the investment is redeemable should be considered in determining classification as Level 2 or 3. This guidance is effective for interim and annual periods ending after December 15, 2009 with early adoption permitted. The Account adopted this guidance effective the period ending December 31, 2009. The adoption of this guidance did not have a material impact on the financial statements of the Account.

In January 2010, the FASB issued ASU 2010-06, which amends FASB ASC 820, Fair Value Measurement and Disclosures. This guidance requires new disclosures and provides amendments to clarify existing disclosures. The new requirements include disclosing transfers in and out of Levels 1 and 2 fair value measurements, the reasons for the transfers, and further disaggregating activity in level 3 fair value measurements. The clarification of existing disclosure guidance includes further disaggregation of fair value measurement disclosures for each class of assets and liabilities and providing disclosures about the valuation techniques and inputs used to measure fair value for both recurring and nonrecurring fair value measurements. This guidance is effective for interim and annual reporting periods beginning after December 15, 2009, except for the new disclosures regarding the activity in Level 3 measurements, which shall be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. The Company adopted this guidance effective January 1, 2010, except for the new disclosure regarding the activity in Level 3 measurements, which the Company will adopt for the fiscal period beginning January 1, 2011.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is redeemed the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge.

On BOA Future, ElitePro Classic, BOA Choice, BOA V and BOA Choice Venue contracts, the contingent deferred sales charge will not exceed 7% of purchase payments redeemed, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 7 years, the charge is 0%. On ElitePro Ltd contracts, the contingent deferred sales charge will not exceed 7% of purchase payments redeemed, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 3 years, the charge is 0%. On BOA Income contracts, the contingent deferred sales charge will not exceed 6% of purchase payments redeemed, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 6 years, the charge is 0%. No sales charges are deducted on BOA Exclusive II contracts.

The charges above are assessed against each contract by redeeming units.

No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the company.

The Company may deduct an annual contract maintenance charge of up to $35, depending on contract issued, which is satisfied by redeeming units.

The Company deducts a mortality and expense risk charge assessed through a reduction of the unit values. The Option tables below and on the following page illustrate the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options and related charges are described in more detail in the applicable product prospectus.

(Continued)

97

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

Nationwide Variable Account - 9 Options	BOA Future(1)	BOA Exclusive II(2)	BOA V(3)	BOA Choice Venue
Variable Account Charges - Recurring	0.95%	1.20%	1.10%	1.50%
Reduced Purchase Payment Option .	0.25%	-	-	-
Initial lowered to $1,000 and subsequent lowered to $25. Not available for investment only contracts.
Five Year CDSC Option	0.15%	-	0.15%	-
CDSC Waiver Options:
Additional (5%) Withdrawal without Charge and Disability	0.10%	-	0.10%	-
In addition to standard 10% CDSC-free withdrawal privilege.
10 Year and Disability Waiver for Tax Sheltered Annuities	0.05%	-	0.05%	-
CDSC waived if (i) contract owner has owned contract for 10 years and (ii) has made regular payroll deferrals during entire contract year for at least 5 of those 10 years.
Hardship Waiver for Tax Sheltered Annuities	0.15%	-	0.15%	-
CDSC waived if contract owner experiences hardship (defined under IRC Section 401(k)).
Death Benefit Options -
Allows enhanced provision in place of the standard death benefit.
One-Year Enhanced	0.15%(5)	0.15%(5)	-	-
One-Year Step Up	0.05%(6)	0.10%(6)	0.05%	-
Greater of One-Year or 5% Enhanced	0.20%(5)	0.20%(5)	-	0.15%
5% Enhanced	0.10%(7)	0.15%(7)	0.10%	-
Guaranteed Minimum Income Benefit Options:
Provide for minimum guaranteed value that may replace contract value for annuitization under certain circumstances.
Option 1	0.45%(8)	0.45%(9)	-	0.45%(9)
Option 2	0.30%(8)	0.30%(9)	-	0.30%(9)
Spousal Protection Annuity Option	-	-	-	0.10%
Allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Extra Value Option (EV)	0.45%	-	-	-
Fee assessed to assets of the variable account and to allocations made to the fixed account or guaranteed term options for first seven contract years in exchange for application of 3% of purchase payments made during the first 12 months contract is in force.

Beneficiary Protector Option	0.40%	0.40%	-	0.40%
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount
Capital Preservation Plus Option	0.50%	0.50%	-	0.50%
Provides a return of principle guarantee over the elected program period.

Maximum Variable Account Charges (10):	3.95%	2.80%	1.65%	3.10%

Nationwide Variable Account - 9 Options, Continued	BOA Choice (4)	BOA Income	ElitePro Ltd	ElitePro Classic
Variable Account Charges - Recurring	1.20%	1.25%	1.75%	1.60%
Death Benefit Options -
Allows enhanced provision in place of the standard death benefit.
Greater of One-Year or 5% Enhanced	0.15%(5)	-	-	-
5% Enhanced	0.05%(7)	-	-	-
Guaranteed Minimum Income Benefit Options:
Provide for minimum guaranteed value that may replace contract value for annuitization under certain circumstances.
Option 1	0.45%(9)	-	-	-
Option 2	0.30%(9)	-	-	-
Beneficiary Protector Option	0.40%	-	-	-
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount
America’s Income Annuity Income Foundation Rider	-	1.00%	-	-
Provides for a guarantee of variable annuity payments.

Maximum Variable Account Charges (10):	2.20%	2.25%	1.75%	1.60%
(Continued)

98

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

(1)	Includes Key Bank, NEA, Waddell & Reed Select Plus, America’s Horizon and BB&T products.
(2)	Includes Waddill & Reed Advisors select Reserve product.
(3)	Includes NEA Select product.
(4)	Includes Key Bank and Paine Weber products.
(5)	Available beginning January 2, 2001 or a later date if state law requires.
(6)	Available until state approval is received for the One-Year Enhanced Death Benefit Option.
(7)	Available until state approval is received for Greater of One-Year or 5% Enhanced Death Benefit Option
(8)	No longer available effective May 1, 2003. Applicant could have elected one or both GMIB options.
(9)	No longer available effective May 1, 2003. Applicant could have elected one GMIB option.
(10)	When maximum options are elected. The contract charges indicated in bold, when summarized, represent the Maximum Variable Account Charges if all optional benefits available under the contract are elected including the most expensive of the mutually exclusive optional benefits.
The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2010.

	Total	BBCMAG	BBGI	BBCA	MLVGA3	CSIEF3	WSCP	HVIE

0.95%	$22,815,627	$1,271	$3,930	$269	$56,728	$6,263	$21,077	$-
1%	7,825,241	-	-	-	17,465	1,861	8,584	-
1.05%	1,472,802	-	1	1	1,288	680	4,863	-
1.1%	12,421,052	803	2,829	166	18,364	409	1,048	-
1.15%	6,070,784	234	2,055	43	19,017	22	332	-
1.2%	11,937,009	20	66	6	57,093	1,034	9,440	1
1.25%	3,207,799	301	90	16	6,006	-	1,142	-
1.3%	2,147,657	92	1,585	54	8,645	-	1,869	-
1.35%	2,814,183	70	359	51	6,400	19	122	-
1.4%	3,886,652	232	2,450	94	7,128	-	532	-
1.45%	726,413	1,088	831	39	1,361	-	28	-
1.5%	1,450,224	50	82	5	2,692	-	-	-
1.55%	1,223,249	-	1,075	-	6,766	-	5	-
1.6%	1,727,220	2,096	1,783	190	4,268	-	-	-
1.65%	1,569,573	1,507	65	3	3,314	-	-	-
1.7%	154,908	2,682	-	-	1,729	-	10	-
1.75%	819,801	-	-	-	623	-	-	-
1.8%	568,220	-	-	-	2,000	-	-	-
1.85%	188,661	-	-	-	4,018	-	6	-
1.9%	127,851	-	-	-	3,920	-	-	-
1.95%	594,093	-	-	-	10,024	-	-	-
2%	77,847	-	-	-	171	-	-	-
2.05%	392,345	-	-	-	786	-	-	-
2.1%	369,457	-	-	-	620	-	-	-
2.15%	55,409	-	-	-	-	-	-	-
2.2%	384,995	-	-	-	1,247	-	-	-
2.25%	1,155,324	-	-	-	-	-	-	-
2.35%	21,944	-	-	-	-	-	-	-
2.4%	969	-	-	-	-	-	-	-
2.45%	38,282	-	-	-	-	-	-	-
2.5%	36,447	-	-	-	-	-	-	-
2.6%	82,879	-	-	-	-	-	-	-

Totals	$86,364,917	$10,446	$17,201	$937	$241,673	$10,288	$49,058	$1

(Continued)

99

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	HVSIT	JPMMV1	JABS	JACAS	JAGTS2	JAGTS	JARLCS	JAIGS2

0.95%	$1	$36,901	$-	$367,282	$41,394	$66,370	$-	$338,533
1%	1	13,709	-	205,564	12,335	44,167	-	129,681
1.05%	-	2,259	-	25,742	1,858	6,159	-	20,002
1.1%	-	13,795	-	150,611	15,799	15,135	-	167,342
1.15%	-	4,259	-	59,617	9,706	6,744	-	61,271
1.2%	-	25,455	-	257,496	29,682	30,931	-	269,676
1.25%	-	3,390	1,414	48,253	8,727	5,815	47	50,978
1.3%	-	5,530	-	67,018	2,681	7,833	-	24,236
1.35%	-	4,807	-	47,805	7,828	3,736	-	55,756
1.4%	-	4,807	-	48,261	5,137	2,703	-	51,505
1.45%	-	163	-	6,540	210	1,571	-	7,113
1.5%	-	1,015	-	26,424	777	2,039	-	11,836
1.55%	-	211	-	13,476	988	543	-	8,279
1.6%	-	2,864	-	16,367	1,426	925	-	18,911
1.65%	-	1,514	-	28,351	2,982	667	-	28,902
1.7%	-	189	-	3,760	58	215	-	2,634
1.75%	-	65	-	4,695	1,729	29	-	10,677
1.8%	-	931	-	6,036	2,674	477	-	3,376
1.85%	-	249	-	4,205	600	7	-	4,469
1.9%	-	101	-	1,541	159	11	-	1,158
1.95%	-	-	-	9,105	-	-	-	5,344
2%	-	-	-	450	-	2	-	383
2.05%	-	695	-	3,291	767	331	-	4,394
2.1%	-	-	-	310	32	-	-	322
2.15%	-	-	-	1	-	-	-	114
2.2%	-	1,127	-	498	56	87	-	1,491
2.25%	-	-	-	17,401	-	-	-	37
2.35%	-	-	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.5%	-	-	-	-	-	-	-	-
2.6%	-	-	-	-	-	-	-	-

	$2	$124,036	$1,414	$1,420,100	$147,605	$196,497	$47	$1,278,420

	JAIGS	MIGSC	MMCGSC	MNDSC	MVFSC	MVIVSC	MSVFI	MSVF2

0.95%	$239,731	$-	$-	$-	$117,477	$1,087	$27,069	$-
1%	163,986	-	-	-	32,744	85	2,473	-
1.05%	19,619	-	-	-	5,355	28	270	-
1.1%	93,781	-	-	-	38,123	979	1,725	-
1.15%	44,661	-	-	-	19,049	87	2,083	-
1.2%	167,174	-	-	-	68,318	169	9,665	-
1.25%	23,344	2,222	-	-	15,975	7	3,389	1,118
1.3%	29,878	-	-	-	8,522	3	2,127	-
1.35%	14,988	-	-	-	9,505	32	1,016	-
1.4%	18,791	-	-	-	11,449	11	1,960	-
1.45%	4,277	-	-	-	4,950	-	-	-
1.5%	12,602	-	3,884	2,213	11,086	225	189	723
1.55%	4,273	-	-	-	1,778	17	-	-
1.6%	2,174	-	1,505	1,207	11,022	4	185	719
1.65%	5,268	-	6,242	2,967	12,132	-	618	2,326
1.7%	671	-	-	-	537	-	-	-
1.75%	1,721	-	2,473	609	4,117	298	4,712	1,507
1.8%	4,309	-	913	675	1,204	-	387	-
1.85%	24	-	-	-	1,784	-	291	-
1.9%	11	-	1,370	593	1,956	9	-	361
1.95%	-	-	3,484	3,278	4,496	61	-	3,364
2%	7	-	88	71	2,321	30	-	-
2.05%	-	-	3,607	2,936	6,239	-	-	73
2.1%	-	-	3,087	2,286	4,629	-	-	-
2.15%	-	-	-	156	1,965	-	-	-
2.2%	989	-	1,389	2,593	6,699	-	-	920
2.25%	-	104	-	-	15,455	-	-	5,534
2.35%	-	-	-	150	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	410	1,025	-	-	-
2.5%	-	-	436	609	1,364	-	-	23
2.6%	-	-	675	137	171	-	-	829

	$852,279	$2,326	$29,153	$20,890	$421,447	$3,132	$58,159	$17,497

(Continued)

100

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	MSEM	MSVMG	MSVRE	NVAGF3	NVAMV1	NVAMV2	GVAAA2	GVABD2

0.95%	$42,492	$-	$71	$3,571	$29,753	$-	$42,632	$81,848
1%	14,340	-	-	1,297	10,018	-	39,713	28,394
1.05%	2,807	-	-	640	1,732	-	8,817	10,209
1.1%	14,859	-	-	911	16,216	-	33,455	24,359
1.15%	7,431	-	-	1,052	7,611	-	22,507	20,072
1.2%	23,393	79	672	4,648	22,394	-	59,845	87,505
1.25%	5,577	-	1,008	712	5,098	-	35,595	15,533
1.3%	2,354	-	-	126	4,179	-	29,196	13,904
1.35%	7,464	-	-	139	4,984	-	12,835	19,417
1.4%	4,610	-	-	553	6,450	-	27,845	26,777
1.45%	2,367	-	-	173	697	-	3,210	1,594
1.5%	554	-	33	503	1,743	963	2,384	2,960
1.55%	1,801	-	-	195	827	-	2,386	3,584
1.6%	8,466	29	10,863	47	2,599	105	2,469	2,616
1.65%	2,293	-	-	-	1,570	303	9,121	7,156
1.7%	48	-	-	4	258	-	178	160
1.75%	3,805	799	5,489	-	603	332	213	771
1.8%	414	-	-	-	734	283	990	1,285
1.85%	77	-	-	-	311	-	656	183
1.9%	10	-	-	-	30	275	65	267
1.95%	-	-	-	-	2	688	855	-
2%	329	-	-	-	71	54	455	102
2.05%	38	-	-	-	337	335	4,059	14
2.1%	-	-	-	-	-	271	-	-
2.15%	4	-	-	-	-	40	-	-
2.2%	-	-	-	-	162	770	2,325	62
2.25%	-	-	-	-	1,111	-	81,426	20,279
2.35%	-	-	-	-	-	109	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	68	-	-
2.5%	-	-	-	-	-	-	-	-
2.6%	-	-	-	-	-	44	-	-

	$145,533	$907	$18,136	$14,571	$119,490	$4,640	$423,232	$369,051

	GVAGG2	GVAGR2	GVAGI2	HIBF	HIBF3	GEM	GEM3	GEM6

0.95%	$72,538	$122,164	$35,286	$123,237	$117,340	$5,375	$191,984	$-
1%	20,242	28,901	15,660	48,328	39,879	2,635	56,481	-
1.05%	4,668	9,216	2,653	14,079	5,664	187	8,214	-
1.1%	30,821	33,967	12,482	39,977	39,577	4,930	65,882	-
1.15%	20,314	23,283	7,389	30,506	23,895	2,123	44,568	-
1.2%	52,527	81,118	28,289	47,899	96,653	1,179	96,836	-
1.25%	16,757	21,122	10,130	12,625	25,144	2,723	21,865	-
1.3%	29,962	18,611	3,798	13,094	21,885	199	13,137	-
1.35%	9,516	20,783	6,920	13,532	14,227	127	25,194	-
1.4%	19,520	17,397	8,317	13,169	18,323	522	20,849	-
1.45%	165	771	597	1,222	1,220	-	2,871	-
1.5%	1,314	4,998	421	6,581	2,711	495	5,502	4,223
1.55%	4,122	3,734	2,196	5,560	3,251	18	5,665	-
1.6%	5,046	5,129	521	8,739	1,760	75	9,886	1,121
1.65%	5,498	5,213	2,776	5,701	2,339	452	3,865	1,203
1.7%	-	857	-	1,119	266	24	1,475	-
1.75%	1,897	3,167	131	8,295	1,220	-	7,551	943
1.8%	1,042	907	82	4,836	1,608	73	3,638	64
1.85%	214	1,852	-	614	663	-	4,863	-
1.9%	88	82	123	22	55	-	665	579
1.95%	79	5,082	806	152	-	-	8,816	3,207
2%	-	-	100	-	14	-	397	-
2.05%	199	468	191	32	347	494	697	1,164
2.1%	-	314	-	-	-	-	585	1,131
2.15%	1	-	-	-	-	-	1	313
2.2%	-	22	-	243	30	-	1,265	4,067
2.25%	-	34,151	13,037	-	-	-	11	-
2.35%	-	-	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	151
2.5%	-	-	-	-	-	-	-	611
2.6%	-	-	-	-	-	-	-	233

	$296,530	$443,309	$151,905	$399,562	$418,071	$21,631	$602,763	$19,010

(Continued)

101

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	GVGU1	GVGU	GIG	GIG3	NVIE6	GEF	GEF3	NVNMO1

0.95%	$-	$9,378	$1,949	$77,552	$-	$27,863	$17,606	$334,152
1%	-	3,955	126	41,591	-	13,579	5,750	143,741
1.05%	-	299	165	7,833	-	3,640	1,460	36,632
1.1%	-	2,679	3,550	24,791	-	6,272	8,093	124,956
1.15%	-	2,193	1,783	11,985	-	1,281	3,518	60,118
1.2%	-	5,933	439	55,373	-	10,701	10,186	145,011
1.25%	89	697	359	8,138	664	3,964	1,658	27,512
1.3%	-	644	176	8,554	-	3,813	2,690	33,025
1.35%	-	838	440	10,723	-	916	2,214	40,201
1.4%	-	1,245	404	6,580	-	1,585	2,877	29,742
1.45%	-	216	25	4,381	-	157	395	5,812
1.5%	-	351	223	4,554	-	723	12	7,123
1.55%	-	1,389	136	1,917	-	204	473	8,380
1.6%	-	1,618	-	6,953	-	623	1,250	9,516
1.65%	-	220	116	1,121	-	611	185	9,901
1.7%	-	53	-	33	-	73	177	1,382
1.75%	-	464	-	2,458	-	-	436	2,863
1.8%	-	347	160	972	-	883	346	3,469
1.85%	-	50	165	594	-	17	175	1,306
1.9%	-	3	-	-	-	-	-	1,163
1.95%	-	-	-	197	-	-	67	15
2%	-	42	-	61	-	-	-	24
2.05%	-	2	-	623	-	66	240	1,910
2.1%	-	-	-	-	-	-	-	-
2.15%	-	1	-	1	-	-	1	-
2.2%	-	119	-	1,001	-	70	39	524
2.25%	-	1	-	-	-	-	-	933
2.35%	-	-	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.5%	-	-	-	-	-	-	-	-
2.6%	-	-	-	-	-	-	-	-

	$89	$32,737	$10,216	$277,986	$664	$77,041	$59,848	$1,029,411

	NVNSR1	NVNSR2	NVCRA2	NVCRB2	NVCCA2	NVCCN2	NVCMD2	NVCMA2

0.95%	$10,602	$-	$10,294	$10,867	$3,670	$21,062	$34,213	$16,420
1%	5,757	-	2,046	4,967	4,545	5,199	24,559	6,050
1.05%	510	-	1	2,626	17	729	504	-
1.1%	8,041	-	1,884	15,663	7,564	5,421	18,577	3,013
1.15%	4,255	-	2,746	6,878	511	808	9,272	1,346
1.2%	4,123	-	3,330	9,601	5,929	21,079	37,296	18,058
1.25%	3,093	-	1,257	8,850	4,210	4,657	9,159	6,893
1.3%	488	-	243	1,344	8,029	3,031	7,313	3,465
1.35%	1,343	-	25	5,219	6,767	4,944	17,734	3,580
1.4%	1,435	-	-	4,766	922	2,429	4,060	114
1.45%	86	-	-	-	-	-	1,374	-
1.5%	116	-	-	-	1,130	2,121	1,725	-
1.55%	938	-	-	1,397	592	953	722	1,128
1.6%	435	-	-	300	-	2,995	2,199	223
1.65%	347	-	-	2,387	-	1,328	3,342	-
1.7%	82	-	145	-	-	-	-	-
1.75%	80	-	-	451	-	-	-	-
1.8%	-	-	-	-	1,554	-	2,844	-
1.85%	-	-	-	-	-	-	-	-
1.9%	-	-	-	-	-	228	-	-
1.95%	-	-	-	-	-	-	-	-
2%	-	-	-	-	-	-	-	-
2.05%	-	-	-	-	-	-	-	-
2.1%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-
2.2%	-	39	-	-	-	-	-	-
2.25%	1,420	-	-	9,888	7,470	7,954	21,859	22,954
2.35%	-	-	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.5%	-	-	-	-	-	-	-	-
2.6%	-	-	-	-	-	-	-	-

	$43,151	$39	$21,971	$85,204	$52,910	$84,938	$196,752	$83,244

(Continued)

102

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	NVCMC2	NVCBD1	NVCBD2	NVLCP2	TRF	TRF2	GVGF1	GVGFS

0.95%	$16,565	$22,082	$-	$12,128	$512,846	$-	$-	$3,713
1%	6,683	10,217	-	4,152	279,581	-	-	991
1.05%	1,292	1,214	-	132	44,162	-	-	344
1.1%	4,838	10,165	-	3,952	130,049	-	-	1,803
1.15%	4,411	7,877	-	3,814	40,626	-	-	1,093
1.2%	19,008	11,260	-	8,760	118,681	-	-	2,818
1.25%	4,005	3,039	-	880	38,536	-	16	331
1.3%	8,182	1,990	-	6,459	18,859	-	-	393
1.35%	5,769	6,045	-	290	21,126	-	-	274
1.4%	6,373	12,272	-	2,605	27,452	-	-	1,247
1.45%	-	532	-	-	5,228	-	-	100
1.5%	202	621	1,622	111	9,902	1,898	-	90
1.55%	-	942	-	-	6,108	-	-	398
1.6%	-	1,546	1,045	367	10,284	1,315	-	1,782
1.65%	235	467	1,495	189	7,250	2,458	-	116
1.7%	238	296	-	217	2,054	-	-	-
1.75%	168	175	-	374	3,698	1,062	-	75
1.8%	-	-	-	-	1,622	660	-	302
1.85%	1,224	272	-	-	880	-	-	13
1.9%	-	-	-	-	106	592	-	28
1.95%	-	-	2,287	56	97	1,416	-	-
2%	-	-	-	-	53	-	-	7
2.05%	-	-	5,776	85	338	979	-	-
2.1%	-	-	417	-	394	421	-	-
2.15%	-	-	299	-	146	-	-	2
2.2%	-	-	637	168	888	872	-	-
2.25%	5,016	4,727	-	1,998	20,512	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	362	-	-
2.5%	-	-	434	-	-	935	-	-
2.6%	-	-	-	-	-	82	-	-

	$84,209	$95,739	$14,012	$46,737	$1,301,478	$13,052	$16	$15,920

	GBF	GBF2	CAF	GVGH1	GVGHS	GVIX8	GVIDA	NVDBL2

0.95%	$936,991	$-	$120,764	$-	$12,436	$18,929	$110,303	$8,452
1%	385,775	-	62,305	-	5,748	1,218	22,549	2,847
1.05%	79,894	-	18,038	-	536	426	11,583	28
1.1%	397,886	-	28,495	-	6,077	1,733	70,312	1,621
1.15%	190,950	-	13,073	-	4,186	1,489	31,354	7,083
1.2%	512,076	-	25,010	-	5,998	4,949	79,223	1,167
1.25%	100,791	-	5,845	282	956	1,895	70,490	428
1.3%	107,255	-	6,963	-	843	45	9,016	1,594
1.35%	109,258	-	4,703	-	2,694	454	28,498	54
1.4%	147,730	-	4,985	-	2,291	56	27,648	1,086
1.45%	10,554	-	371	-	357	4	5,874	-
1.5%	31,936	39,663	2,380	-	910	88	15,646	528
1.55%	33,176	-	1,239	-	379	-	7,557	3,176
1.6%	51,662	9,859	821	-	1,520	93	17,314	540
1.65%	34,576	20,302	476	-	1,490	58	16,856	-
1.7%	5,452	-	398	-	27	2	1,868	-
1.75%	25,270	11,729	558	-	974	-	7,835	-
1.8%	17,332	5,024	316	-	375	-	5,121	-
1.85%	3,836	-	-	-	145	45	2,507	-
1.9%	121	3,532	-	-	130	-	118	-
1.95%	267	22,957	-	-	889	-	22,027	-
2%	310	143	33	-	96	-	77	-
2.05%	3,134	12,487	32	-	594	-	15,629	-
2.1%	76	18,562	-	-	265	-	3,138	-
2.15%	413	40	-	-	60	-	962	-
2.2%	1,169	15,995	-	-	658	-	9,598	-
2.25%	45,502	-	-	-	-	-	5,933	1,240
2.35%	-	174	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	2,930	-	-	43	-	-	-
2.5%	-	1,075	-	-	-	-	-	-
2.6%	-	3,148	-	-	702	-	10,242	-

	$3,233,392	$167,620	$296,805	$282	$51,379	$31,484	$609,278	$29,844

(Continued)

103

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	NVDCA2	GVIDC	GVIDM	GVDMA	GVDMC	GVUS1	GVUSL	MCIF

0.95%	$1,949	$147,839	$548,962	$188,484	$210,630	$-	$7,346	$343,899
1%	439	25,675	223,265	65,709	54,769	-	1,638	134,108
1.05%	-	5,156	54,853	10,868	14,041	-	206	21,446
1.1%	1,078	85,240	434,227	241,432	149,302	-	1,594	175,245
1.15%	1,465	60,319	293,917	169,610	82,440	-	1,080	98,604
1.2%	919	110,189	383,217	180,853	109,284	-	3,868	213,380
1.25%	462	32,749	309,559	145,942	79,181	-	1,192	44,184
1.3%	-	14,529	63,283	25,095	17,281	-	899	63,843
1.35%	177	33,737	109,158	53,279	31,070	-	1,735	61,255
1.4%	-	39,699	224,438	147,337	62,000	-	949	54,307
1.45%	-	4,674	23,093	10,818	7,128	-	219	13,586
1.5%	-	39,460	77,472	54,134	41,520	-	150	10,581
1.55%	-	11,369	54,050	73,721	17,142	-	166	17,450
1.6%	-	24,287	157,549	64,393	36,890	-	281	23,766
1.65%	-	19,616	93,978	58,695	34,007	-	150	16,537
1.7%	-	31	8,215	3,187	5,347	-	9	1,891
1.75%	-	14,070	110,726	41,230	40,164	-	4	15,334
1.8%	-	2,185	52,185	14,671	15,177	-	84	8,917
1.85%	-	4,819	11,328	8,262	1,648	-	-	1,311
1.9%	-	760	9,615	2,610	3,096	-	-	879
1.95%	-	6,951	28,478	29,455	6,975	-	-	466
2%	-	30	5,354	295	3,581	-	-	750
2.05%	-	6,615	16,846	12,682	12,376	-	71	5,283
2.1%	-	11,031	37,160	29,901	22,969	-	-	773
2.15%	-	2,109	8,278	6,504	5,417	-	-	289
2.2%	-	9,306	39,671	36,124	22,440	-	313	2,531
2.25%	2,388	14,977	165,176	115,636	22,916	-	-	10,586
2.35%	-	284	6,775	1,600	299	-	-	-
2.4%	-	-	-	925	-	-	-	-
2.45%	-	-	943	2,077	1,316	-	-	-
2.5%	-	3,441	2,550	3,027	4,646	-	-	-
2.6%	-	4,584	4,638	5,337	6,104	-	-	-

	$8,877	$735,731	$3,558,959	$1,803,893	$1,121,156	$-	$21,954	$1,341,201

	SAM	NVMIG1	NVMIG3	GVDIV2	GVDIV3	GVDIV6	NVMLG1	NVMLG2

0.95%	$1,183,217	$2	$229,956	$-	$40,512	$-	$61,413	$-
1%	462,518	-	110,368	-	11,261	-	22,396	-
1.05%	99,849	-	20,373	-	3,083	-	2,246	-
1.1%	388,028	120	55,608	-	14,060	-	31,356	-
1.15%	194,109	1	33,480	-	12,954	-	23,616	-
1.2%	723,734	-	138,523	-	43,048	-	40,702	-
1.25%	115,570	-	26,127	32	6,467	2,715	12,477	-
1.3%	103,653	-	22,152	-	16,282	-	4,870	-
1.35%	146,412	-	24,055	-	6,582	-	11,091	-
1.4%	147,954	-	25,073	-	5,028	-	13,186	-
1.45%	12,616	-	3,213	-	279	-	1,934	-
1.5%	53,295	-	17,658	-	1,252	2,690	4,248	2,125
1.55%	19,067	-	4,749	-	1,536	-	1,945	-
1.6%	50,658	-	8,315	-	2,914	782	8,973	1,126
1.65%	74,795	-	8,095	-	1,191	1,469	7,368	3,511
1.7%	3,463	-	436	-	122	-	510	-
1.75%	46,107	-	1,543	-	1,413	488	3,851	1,999
1.8%	26,037	-	4,994	-	2,015	-	2,714	11
1.85%	4,210	-	650	-	763	-	517	-
1.9%	6,985	-	79	-	-	127	346	279
1.95%	12,299	-	823	-	13	711	1,498	2,866
2%	2,816	-	9	-	38	636	385	73
2.05%	29,927	-	1,165	-	626	538	2,183	910
2.1%	14,062	-	-	-	409	1,035	1,542	968
2.15%	4,219	-	63	-	-	-	129	-
2.2%	13,459	-	952	-	781	557	1,928	3,458
2.25%	21,810	-	38	-	-	-	4,884	236
2.35%	1,195	-	-	-	-	32	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	508	-	-	-	-	62	100	57
2.5%	33	-	-	-	-	-	-	-
2.6%	5,733	-	-	-	-	67	1,456	98

	$3,968,338	$123	$738,497	$32	$172,629	$11,909	$269,864	$17,717

(Continued)

104

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	NVMLV1	NVMLV2	NVMMG1	NVMMG2	NVMMV2	SCGF	SCGF2	SCVF

0.95%	$19,568	$6,977	$334,898	$-	$210,195	$75,473	$-	$403,682
1%	7,843	1,639	166,833	-	48,046	26,888	-	126,255
1.05%	1,245	806	24,498	-	8,812	3,455	-	19,214
1.1%	7,665	2,311	146,633	-	125,357	39,861	-	178,644
1.15%	5,807	1,690	64,936	-	75,059	19,016	-	78,235
1.2%	14,777	2,534	173,304	49,640	178,802	59,219	-	211,477
1.25%	1,967	4,856	49,973	-	30,366	11,788	-	45,277
1.3%	1,861	871	17,222	18,453	23,724	9,021	-	27,776
1.35%	2,003	1,061	32,088	12,533	40,224	12,836	-	52,271
1.4%	4,157	7,196	41,685	6,858	50,287	12,108	-	51,706
1.45%	307	267	6,353	170	4,805	1,371	-	6,491
1.5%	793	6,657	16,903	760	13,577	2,591	1,591	15,866
1.55%	2,071	243	7,990	-	9,205	6,520	-	13,816
1.6%	5,139	1,493	13,506	28	13,663	5,765	287	24,934
1.65%	605	6,134	21,003	2,233	18,982	5,095	1,193	17,472
1.7%	97	7	2,569	314	1,964	554	-	3,249
1.75%	1,008	2,486	6,434	167	3,807	4,341	1,107	15,060
1.8%	1,156	1,327	6,359	168	12,057	3,152	10	9,109
1.85%	116	-	872	526	768	418	-	3,457
1.9%	60	1,234	713	-	635	29	204	478
1.95%	-	4,773	1,105	-	80	10	1,803	148
2%	94	117	440	-	259	22	23	578
2.05%	5	2,562	3,180	286	5,504	1,355	861	3,292
2.1%	-	5,607	337	502	83	-	1,557	-
2.15%	8	547	187	-	140	134	-	174
2.2%	-	4,695	3,186	-	724	963	408	1,794
2.25%	2	2,002	9,049	-	1,740	-	-	5
2.35%	-	-	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	9
2.45%	-	68	-	-	-	-	-	-
2.5%	-	616	-	-	-	-	448	-
2.6%	-	4,282	-	-	-	-	125	-

	$78,354	$75,058	$1,152,256	$92,638	$878,865	$301,985	$9,617	$1,310,469

	SCVF2	SCF	SCF2	MSBF	NVSTB2	GGTC	GGTC3	GVUG1

0.95%	$-	$424,786	$-	$251,518	$58,966	$636	$9,013	$-
1%	-	160,039	-	97,053	14,233	1,273	5,563	-
1.05%	-	23,412	-	16,894	2,778	48	371	-
1.1%	-	136,658	-	70,690	9,365	236	8,334	-
1.15%	-	71,064	-	40,588	13,240	86	2,081	-
1.2%	-	225,466	-	150,512	49,885	506	4,254	-
1.25%	-	47,310	-	36,479	7,086	96	814	1,157
1.3%	-	37,369	-	32,646	3,717	69	871	-
1.35%	-	38,868	-	33,456	7,801	58	1,949	-
1.4%	-	65,237	-	26,538	11,841	89	986	-
1.45%	-	6,354	-	3,629	91	21	81	-
1.5%	5,093	14,585	8,668	18,129	831	16	348	-
1.55%	-	10,195	-	4,099	569	42	214	-
1.6%	1,167	16,700	4,827	11,457	1,602	11	1,760	-
1.65%	3,192	14,535	3,742	23,750	5,495	-	334	-
1.7%	-	1,167	-	2,023	79	15	131	-
1.75%	1,294	5,566	2,416	10,400	179	17	244	-
1.8%	57	9,651	2,760	8,447	1,861	79	522	-
1.85%	-	1,000	-	1,672	-	-	13	-
1.9%	814	540	3,602	896	-	47	2	-
1.95%	2,363	706	4,858	7,874	-	-	26	-
2%	88	305	448	101	-	-	46	-
2.05%	734	2,355	4,481	12,899	805	-	7	-
2.1%	3,004	127	3,721	2,677	-	-	-	-
2.15%	-	1	527	2	-	-	1	-
2.2%	2,645	295	6,744	6,143	51	-	21	-
2.25%	-	123	-	-	21,354	-	1	336
2.35%	99	-	-	177	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	1,758	908	-	-	-	-
2.5%	542	-	1,018	181	-	-	-	-
2.6%	903	-	1,079	446	-	-	-	-

	$21,995	$1,314,414	$50,649	$872,284	$211,829	$3,345	$37,987	$1,493

(Continued)

105

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	GVUGL	NVOLG1	NVOLG2	NVTIV3	EIF	NVRE1	AMTB	PMVFAD

0.95%	$8,675	$96,208	$-	$15,997	$68,614	$378,849	$80,820	$23,904
1%	2,632	46,281	-	4,716	38,980	104,756	25,585	4,773
1.05%	284	7,515	-	633	7,896	14,938	5,647	457
1.1%	2,570	33,732	-	10,550	30,979	136,698	39,909	7,197
1.15%	1,839	17,328	-	4,817	32,556	65,013	21,712	2,383
1.2%	6,047	55,405	-	6,827	57,064	168,101	75,349	16,031
1.25%	630	12,907	-	3,613	16,264	38,871	15,422	1,210
1.3%	776	9,561	-	1,757	5,916	19,104	21,245	1,403
1.35%	613	12,189	-	1,640	14,713	45,256	14,358	2,051
1.4%	433	13,546	-	1,375	9,521	39,049	9,068	2,266
1.45%	93	2,075	-	119	1,389	9,261	744	199
1.5%	888	3,618	2,481	136	5,890	19,837	5,725	51
1.55%	327	2,070	-	424	2,667	9,034	1,385	637
1.6%	1,184	4,404	702	942	4,146	26,191	3,919	325
1.65%	698	4,400	1,967	620	9,270	20,926	8,331	103
1.7%	21	757	-	155	1,284	1,803	333	87
1.75%	689	1,790	1,049	175	2,007	12,036	5,694	13
1.8%	120	1,877	557	-	4,348	10,394	2,847	-
1.85%	20	463	-	-	396	2,933	178	-
1.9%	18	166	553	-	-	1,614	90	189
1.95%	79	444	2,581	-	-	8,181	5,139	-
2%	152	64	131	-	29	509	510	-
2.05%	471	617	806	-	700	4,920	503	-
2.1%	292	19	1,317	-	618	7,336	6,348	-
2.15%	-	1	34	-	5	82	156	-
2.2%	153	360	1,858	-	70	7,153	1,794	-
2.25%	-	12,034	-	-	5,144	153	11,827	-
2.35%	-	-	147	-	-	1,052	69	-
2.4%	-	1	-	-	-	14	-	-
2.45%	-	-	107	-	-	309	-	-
2.5%	-	-	151	-	-	902	-	-
2.6%	156	-	257	-	-	919	-	-

	$29,860	$339,832	$14,698	$54,496	$320,466	$1,156,194	$364,707	$63,279

	PMVLAD	AVB	AVBV2	AVCA	AVCA2	AVCD2	AVGI	AVCE2

0.95%	$83,215	$357	$-	$64	$913	$2,460	$182	$-
1%	32,617	-	-	-	322	969	-	-
1.05%	7,947	-	-	-	-	67	-	-
1.1%	28,343	1,094	-	50	564	1,618	249	-
1.15%	21,202	376	-	438	78	39	49	-
1.2%	72,992	32	-	-	2,445	2,359	-	-
1.25%	4,493	140	944	-	741	2,518	-	-
1.3%	9,855	37	-	43	-	11	-	-
1.35%	8,719	38	-	-	423	409	93	-
1.4%	12,609	167	-	451	176	1,691	2,876	-
1.45%	808	-	-	-	-	-	285	-
1.5%	2,446	-	-	-	2,134	1,424	-	1,743
1.55%	8,270	709	-	-	26	29	2,419	-
1.6%	9,455	51	-	189	597	-	-	1,028
1.65%	2,022	-	-	-	1,565	851	-	2,265
1.7%	2,315	-	-	-	-	2	-	-
1.75%	2,200	-	-	-	906	34	-	580
1.8%	3,673	-	-	-	277	97	-	-
1.85%	3,010	-	-	-	-	-	-	-
1.9%	23	-	-	-	72	116	-	869
1.95%	7,951	-	-	-	1,535	179	-	3,222
2%	-	-	-	-	-	42	-	-
2.05%	-	-	-	-	684	514	-	2,063
2.1%	614	-	-	-	572	104	-	2,835
2.15%	-	-	-	-	497	147	-	119
2.2%	2,096	-	-	-	2,055	376	-	85
2.25%	9,306	-	-	-	568	1,128	-	-
2.35%	-	-	-	-	224	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	298	148	-	1,552
2.5%	-	-	-	-	-	384	-	102
2.6%	-	-	-	-	91	-	-	585

	$336,181	$3,001	$944	$1,235	$17,763	$17,716	$6,153	$17,048

(Continued)

106

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	IVHS	IVRE	ALVGIB	ALVPGB	ALVSVB	ACVIG	ACVIG2	ACVIP2

0.95%	$24	$301	$-	$-	$22,063	$215,681	$-	$215,284
1%	-	8	-	-	6,926	82,942	-	60,632
1.05%	-	-	-	-	351	17,829	-	12,937
1.1%	1,025	2,371	-	-	13,334	91,623	-	60,279
1.15%	48	943	-	-	6,700	41,700	-	39,604
1.2%	12	15	-	-	14,380	119,024	-	145,950
1.25%	103	51	320	-	1,570	25,922	-	34,255
1.3%	-	42	-	-	1,743	22,595	-	31,504
1.35%	-	-	-	-	2,529	26,348	-	45,485
1.4%	-	-	-	-	3,070	28,391	-	29,352
1.45%	-	-	-	-	257	2,965	-	593
1.5%	-	-	6,085	3,289	8,854	8,924	4,639	9,788
1.55%	-	-	-	-	2,325	9,303	-	8,464
1.6%	-	-	1,110	1,498	2,445	9,260	442	10,717
1.65%	-	-	5,491	11,160	9,112	12,736	3,000	8,270
1.7%	-	-	-	-	786	289	-	369
1.75%	-	-	184	313	2,425	8,292	1,184	5,640
1.8%	-	-	1,112	1,169	2,855	9,701	501	6,987
1.85%	-	-	-	-	1,740	901	-	1,690
1.9%	-	-	-	331	2,392	53	548	2,221
1.95%	-	-	4,097	6,307	16,215	534	1,914	3,280
2%	-	-	-	-	24	98	108	235
2.05%	-	-	2,994	2,084	3,234	2,906	1,787	957
2.1%	-	-	1,673	1,742	4,347	393	8,256	3,450
2.15%	-	-	337	3	-	-	331	5,105
2.2%	-	-	3,187	1,146	4,914	95	4,790	2,862
2.25%	-	-	-	-	13,696	-	-	46,973
2.35%	-	-	-	166	460	-	864	200
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	695	27	712	-	-	420
2.5%	-	-	91	147	426	-	91	-
2.6%	-	-	613	352	687	-	474	-

	$1,212	$3,731	$27,989	$29,734	$150,572	$738,505	$28,929	$793,503

	ACVI	ACVI3	ACVMV1	ACVMV2	ACVU1	ACVV	ACVV2	ACVVS1

0.95%	$2,355	$70	$38,639	$-	$-	$458,450	$-	$-
1%	105	-	9,731	-	-	146,462	-	-
1.05%	-	-	903	-	-	25,119	-	-
1.1%	11,590	-	12,732	-	-	244,988	-	-
1.15%	5,699	-	5,282	-	-	115,551	-	-
1.2%	546	-	29,487	-	-	319,826	-	-
1.25%	97	-	2,699	6,463	-	72,293	-	-
1.3%	250	-	3,214	-	-	51,876	-	-
1.35%	34	-	3,981	-	-	70,472	-	-
1.4%	25	-	5,031	-	-	93,177	-	-
1.45%	-	-	411	-	-	12,414	-	-
1.5%	-	-	1,329	-	-	24,873	15,535	-
1.55%	-	-	754	-	-	16,870	-	-
1.6%	-	290	2,702	-	31	32,181	2,197	-
1.65%	-	-	230	-	121	27,133	5,309	-
1.7%	-	-	545	-	-	3,847	-	-
1.75%	172	2,069	109	-	888	10,810	2,520	-
1.8%	-	-	303	-	-	12,433	4,258	-
1.85%	-	-	1,140	-	-	3,659	-	-
1.9%	-	-	-	-	-	508	4,358	-
1.95%	-	-	29	-	-	33	10,238	-
2%	-	-	-	-	-	1,283	924	-
2.05%	-	-	-	-	-	4,827	5,847	-
2.1%	-	-	-	-	-	-	4,585	-
2.15%	-	-	-	-	-	10	599	-
2.2%	-	-	322	-	-	2,575	2,995	-
2.25%	-	-	40	2,199	-	4,284	-	-
2.35%	-	-	-	-	-	-	1,641	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	1,032	-
2.5%	-	-	-	-	-	-	-	-
2.6%	-	-	-	-	-	-	754	-

	$20,873	$2,429	$119,613	$8,662	$1,040	$1,755,954	$62,792	$-

(Continued)

107

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	ACVVS2	DVSCS	DSIF	DSRG	DSRGS	DCAP	DCAPS	DSC

0.95%	$-	$81,968	$1,135,413	$147,056	$-	$175,083	$-	$247
1%	-	26,833	517,903	70,080	-	74,596	-	-
1.05%	-	2,448	108,692	15,512	-	21,297	-	-
1.1%	-	39,697	386,125	83,683	-	73,261	-	264
1.15%	-	22,031	217,103	26,579	-	37,036	-	-
1.2%	-	46,374	600,001	62,714	-	100,560	-	-
1.25%	-	19,188	127,848	12,809	-	22,694	-	79
1.3%	-	7,764	100,815	7,394	-	18,589	-	-
1.35%	-	19,318	147,537	9,794	-	20,050	-	6
1.4%	-	13,137	107,160	13,675	-	28,974	-	274
1.45%	-	3,437	27,330	1,362	-	3,134	-	-
1.5%	-	2,377	27,213	3,890	633	8,044	4,893	-
1.55%	-	3,184	17,622	2,082	-	6,486	-	360
1.6%	-	7,189	43,836	925	63	5,882	4,471	-
1.65%	-	2,331	25,486	3,154	264	7,419	4,604	-
1.7%	-	838	10,845	339	-	1,621	-	-
1.75%	-	1,771	11,428	2,551	-	954	2,038	-
1.8%	-	978	8,796	1,090	-	3,737	576	-
1.85%	-	720	2,888	73	-	367	-	-
1.9%	-	698	831	173	3	31	107	-
1.95%	-	76	108	-	189	197	2,371	-
2%	-	-	297	12	-	239	49	-
2.05%	-	1,133	3,809	1,241	-	1,921	2,543	-
2.1%	-	-	-	-	328	344	4,744	-
2.15%	-	-	243	-	-	-	-	-
2.2%	-	1,162	1,795	268	-	187	1,198	-
2.25%	-	8	29,918	81	-	4,889	-	-
2.35%	-	-	-	-	-	-	4	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	374	-	1,719	-
2.5%	-	-	-	-	-	-	181	-
2.6%	-	-	-	-	1	-	566	-

	$-	$304,660	$3,661,042	$466,537	$1,855	$617,592	$30,064	$1,230

	DVIV	FCA2S	FALFS	FHIBS	FVMOS	FQB	FQBS	FC2

0.95%	$697	$-	$-	$-	$1,813	$440,013	$-	$-
1%	-	-	-	-	476	112,091	-	-
1.05%	-	-	-	-	65	29,792	-	-
1.1%	141	-	-	-	602	206,614	-	-
1.15%	20	-	-	-	344	134,706	-	-
1.2%	-	-	-	-	1,237	279,582	-	-
1.25%	-	-	-	-	48	66,326	-	-
1.3%	-	-	-	-	141	62,628	-	-
1.35%	-	-	-	-	367	88,528	-	-
1.4%	685	-	-	-	482	97,761	-	-
1.45%	-	-	-	-	250	12,783	-	-
1.5%	-	650	31	12,398	58	14,297	18,897	29,771
1.55%	924	-	-	-	-	22,618	-	-
1.6%	-	1,569	-	2,623	66	48,481	7,567	8,906
1.65%	-	342	30	7,349	34	30,171	18,821	23,215
1.7%	-	-	-	-	-	5,804	-	-
1.75%	-	129	-	3,582	3	32,826	9,329	14,011
1.8%	-	125	15	778	-	16,250	1,114	4,407
1.85%	-	-	-	-	63	6,907	-	-
1.9%	-	-	-	-	-	59	2,680	6,623
1.95%	-	2,310	156	5,021	-	49	19,379	33,360
2%	-	-	-	352	-	516	457	1,979
2.05%	-	2,540	129	8,699	-	2,124	15,314	11,094
2.1%	-	2,010	71	7,948	-	-	10,335	20,624
2.15%	-	115	11	1,688	-	7	5,983	326
2.2%	-	1,971	256	2,030	-	825	5,377	18,757
2.25%	-	-	-	-	-	3,521	-	-
2.35%	-	-	-	464	-	-	515	2,218
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	1,133	-	-	601	1,534
2.5%	-	-	-	1,125	-	-	499	1,819
2.6%	-	127	30	399	-	-	2,796	2,573

	$2,467	$11,888	$729	$55,589	$6,049	$1,715,279	$119,664	$181,217

(Continued)

108

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	FVSS2	FCS	FNRS2	FEIS	FEI2	FF10S	FF10S2	FF20S

0.95%	$-	$1,092,643	$71,299	$830,497	$-	$29,297	$-	$19,995
1%	-	499,441	25,589	361,726	-	12,434	-	12,553
1.05%	-	78,786	4,795	76,089	-	1,681	-	1,737
1.1%	-	423,318	28,299	358,231	-	15,049	-	15,745
1.15%	-	210,490	13,626	159,297	-	4,078	-	1,308
1.2%	-	679,986	48,329	458,099	-	18,787	-	15,080
1.25%	-	146,372	11,211	97,192	-	1,186	465	2,594
1.3%	-	118,251	7,669	62,754	-	2,042	-	585
1.35%	-	131,856	13,884	108,316	-	1,327	-	1,499
1.4%	-	160,466	12,233	126,049	-	2,669	-	1,692
1.45%	-	31,619	1,984	15,672	-	-	-	176
1.5%	4,347	36,938	2,254	31,870	25,841	726	-	2,230
1.55%	-	26,121	4,042	23,086	-	1,697	-	585
1.6%	745	50,535	4,813	47,559	5,959	605	-	123
1.65%	1,832	53,628	1,676	39,497	17,246	7,808	-	377
1.7%	-	8,757	1,000	5,258	-	-	-	-
1.75%	1,747	20,699	2,987	20,055	7,925	1,144	-	-
1.8%	1,180	18,793	5,086	16,640	6,238	121	-	2,498
1.85%	-	5,755	3,325	2,863	-	-	-	467
1.9%	-	1,019	73	631	7,674	-	-	-
1.95%	2,139	5,953	5,197	1,445	15,827	-	-	900
2%	49	292	141	566	414	-	-	-
2.05%	2,132	6,829	237	5,810	6,100	-	-	802
2.1%	4,063	295	312	-	13,568	-	-	-
2.15%	-	112	1	97	-	-	-	-
2.2%	1,557	3,467	33	1,375	11,174	-	-	-
2.25%	-	61,711	29	29,640	-	-	776	-
2.35%	-	-	-	-	473	-	-	-
2.4%	-	9	-	-	-	-	-	-
2.45%	-	-	-	-	1,211	-	-	-
2.5%	-	-	-	-	346	-	-	-
2.6%	874	-	-	-	5,035	-	-	-

	$20,665	$3,874,141	$270,124	$2,880,314	$125,031	$100,651	$1,241	$80,946

	FF20S2	FF30S	FF30S2	FGOS	FGS	FG2	FHIS	FHISR

0.95%	$-	$7,963	$-	$82,606	$543,541	$-	$211,438	$155,115
1%	-	4,932	-	49,918	301,414	-	99,266	38,084
1.05%	-	349	-	14,783	57,704	-	24,557	6,583
1.1%	-	10,067	-	15,789	195,110	-	74,335	37,467
1.15%	-	4,298	-	5,676	75,298	-	34,236	25,029
1.2%	-	7,950	-	28,607	321,393	-	103,871	217,235
1.25%	1,407	1,395	904	5,348	63,635	-	17,425	6,086
1.3%	-	220	-	5,483	46,057	-	24,012	18,301
1.35%	-	2,225	-	6,030	49,153	-	20,700	19,805
1.4%	-	362	-	2,673	52,392	-	20,363	13,771
1.45%	-	-	-	893	6,256	-	1,091	1,906
1.5%	-	-	-	2,166	22,126	9,763	7,411	2,725
1.55%	-	49	-	1,156	14,044	-	4,651	3,415
1.6%	-	-	-	346	12,738	2,605	6,053	3,042
1.65%	-	22	-	2,332	19,846	8,062	5,418	2,033
1.7%	-	4	-	721	4,401	-	1,686	1,003
1.75%	-	-	-	17	8,280	3,675	5,704	708
1.8%	-	3	-	136	8,697	1,208	2,512	545
1.85%	-	-	-	100	2,637	-	260	536
1.9%	-	-	-	179	380	788	-	-
1.95%	-	-	-	-	-	3,735	8	-
2%	-	-	-	-	274	200	29	10
2.05%	-	-	-	298	1,844	3,746	400	4
2.1%	-	-	-	-	-	5,268	86	-
2.15%	-	-	-	-	-	-	-	-
2.2%	-	-	-	-	718	7,029	1,350	307
2.25%	1,373	-	4,482	-	5,824	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	1,637	-	-
2.5%	-	-	-	-	-	200	-	-
2.6%	-	-	-	-	-	1,452	-	-

	$2,780	$39,839	$5,386	$225,257	$1,813,762	$49,368	$666,862	$553,710

(Continued)

109

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	FIGBS	FMCS	FMC2	FOS	FO2R	FOSR	FVSS	FTVIS2

0.95%	$260,939	$129,559	$-	$76,624	$-	$106,231	$53,276	$118,142
1%	74,941	58,439	-	45,291	-	33,775	17,575	48,277
1.05%	12,514	5,637	-	9,520	-	7,097	3,210	10,265
1.1%	74,402	61,261	-	12,301	-	47,325	21,491	53,686
1.15%	45,250	29,077	-	5,978	-	22,851	10,899	24,800
1.2%	196,763	79,236	-	45,172	-	90,070	27,734	104,613
1.25%	29,006	12,874	13,914	9,986	-	19,550	8,062	29,144
1.3%	48,534	13,151	-	6,600	-	12,819	4,737	39,771
1.35%	29,825	17,566	-	4,388	-	14,134	10,210	57,034
1.4%	41,512	20,258	-	2,867	-	29,908	6,877	21,328
1.45%	3,426	4,956	-	1,216	-	1,768	1,090	11,531
1.5%	9,063	3,253	21,302	2,060	12,572	5,437	289	5,669
1.55%	5,916	2,749	-	556	-	4,139	665	3,702
1.6%	12,057	8,057	9,593	284	7,770	4,620	5,740	6,797
1.65%	6,484	13,092	22,256	1,810	15,596	4,944	1,787	25,180
1.7%	2,407	561	-	221	-	446	383	1,249
1.75%	10,798	870	7,823	318	2,755	2,366	2,319	3,158
1.8%	4,997	1,800	2,755	360	1,946	3,287	982	2,861
1.85%	928	2,585	-	6	-	1,594	376	4,489
1.9%	1,201	871	4,208	-	2,697	-	-	199
1.95%	306	4,897	18,020	-	13,919	66	32	7,439
2%	-	96	3,104	-	916	137	-	359
2.05%	1,244	2,215	13,533	868	3,869	1,074	316	-
2.1%	1,330	317	18,828	-	8,395	368	-	312
2.15%	-	1	108	-	138	1	-	-
2.2%	165	766	8,619	641	7,147	519	215	47
2.25%	52,217	-	12,418	-	-	-	1,602	16,852
2.35%	-	-	575	-	68	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	3,520	-	1,766	-	-	-
2.5%	-	-	1,965	-	999	-	-	-
2.6%	-	-	1,908	-	1,068	-	-	-

	$926,225	$474,144	$164,449	$227,067	$81,621	$414,526	$179,867	$596,904

	FTVRD2	FTVSV2	FTVDM3	TIF2	TIF3	FTVGI3	FTVFA2	AMGP

0.95%	$-	$60,573	$33,674	$-	$25,187	$163,809	$8,951	$-
1%	-	21,857	18,908	-	10,078	56,997	3,550	-
1.05%	-	1,765	1,615	-	1,719	11,063	185	-
1.1%	-	22,032	13,492	-	8,432	47,635	3,311	-
1.15%	-	12,381	5,230	-	4,199	31,231	1,920	-
1.2%	-	37,982	23,871	-	11,588	100,939	7,319	-
1.25%	2,174	18,705	10,367	369	10,636	22,628	2,242	-
1.3%	-	3,594	6,178	-	1,696	39,273	769	-
1.35%	-	6,284	6,557	-	3,367	28,548	1,202	-
1.4%	-	6,489	8,142	-	11,836	33,456	1,612	-
1.45%	-	2,526	3,688	-	551	2,781	638	-
1.5%	-	858	2,429	-	1,066	4,346	590	-
1.55%	-	1,394	1,968	-	1,881	9,585	1,846	-
1.6%	-	3,982	7,648	-	3,092	6,637	4,905	1,523
1.65%	-	1,221	467	-	1,146	9,055	950	-
1.7%	-	181	18	-	697	4,225	694	-
1.75%	-	810	1,427	-	1,162	5,301	74	3,270
1.8%	-	1,068	86	-	898	3,451	315	-
1.85%	-	291	111	-	1,712	7,184	1,705	-
1.9%	-	-	77	-	183	-	-	-
1.95%	-	880	88	-	5,136	15,829	6,101	-
2%	-	-	195	-	-	-	-	-
2.05%	-	-	1,340	-	-	239	-	-
2.1%	-	-	-	-	313	1,244	311	-
2.15%	-	-	1	-	1	-	-	-
2.2%	-	-	44	-	22	147	22	-
2.25%	7,766	-	-	-	-	56	-	-
2.35%	-	-	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.5%	-	-	-	-	-	-	-	-
2.6%	-	-	-	-	-	-	-	-

	$9,940	$204,873	$147,621	$369	$106,598	$605,659	$49,212	$4,793

(Continued)

110

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	AMINS	AMCG	AMTP	AMRS	AMFAS	AMSRS	OVCAFS	OVGR

0.95%	$-	$18	$1	$-	$2,809	$10,883	$-	$371,134
1%	-	-	-	-	513	7,483	-	150,215
1.05%	-	-	-	-	-	3,531	-	24,745
1.1%	-	-	8	-	1,284	7,226	-	190,134
1.15%	-	-	-	-	116	1,398	-	104,890
1.2%	-	146	-	-	1,782	10,517	-	213,122
1.25%	-	406	-	50	778	1,515	-	48,090
1.3%	-	-	-	-	257	464	-	26,563
1.35%	-	-	-	-	168	341	-	57,632
1.4%	-	-	-	-	1,195	1,116	-	68,478
1.45%	-	-	-	-	-	45	-	8,429
1.5%	-	-	-	-	1,431	33	11,397	18,347
1.55%	-	-	-	-	-	47	-	10,552
1.6%	-	2,331	422	-	1,265	1,743	3,565	21,508
1.65%	-	203	-	-	1,604	456	7,550	23,137
1.7%	-	-	-	-	-	27	-	3,638
1.75%	-	3,439	6,832	-	978	999	3,779	8,874
1.8%	-	-	-	-	-	25	4,721	10,123
1.85%	-	-	-	-	-	-	-	1,262
1.9%	-	-	-	-	733	242	2,127	1,855
1.95%	-	-	-	-	788	309	6,410	1,276
2%	-	-	-	-	312	-	161	697
2.05%	-	-	-	-	1,223	226	2,254	2,361
2.1%	-	-	-	-	176	480	3,361	-
2.15%	-	-	-	-	243	-	184	-
2.2%	-	-	-	-	315	-	4,446	223
2.25%	-	-	-	-	-	1,520	-	28,872
2.35%	-	-	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	206	193	107	-
2.5%	-	-	-	-	24	-	573	-
2.6%	-	-	-	-	115	-	1,483	-

	$-	$6,543	$7,263	$50	$18,315	$50,819	$52,118	$1,396,157

	OVGS3	OVGS	OVGSS	OVHI3	OVHI	OVHIS	OVGI	OVGIS

0.95%	$302,806	$185,841	$-	$8,354	$247	$-	$359,440	$-
1%	69,634	51,009	-	2,810	84	-	180,948	-
1.05%	14,057	6,690	-	126	-	-	24,235	-
1.1%	126,509	101,815	-	2,251	249	-	150,050	-
1.15%	65,199	48,328	-	1,768	99	-	74,977	-
1.2%	203,429	144,831	-	5,346	101	-	205,796	-
1.25%	42,038	29,623	-	235	14	325	50,440	-
1.3%	28,941	20,029	-	19	417	-	32,643	-
1.35%	40,549	41,654	-	242	-	-	59,221	-
1.4%	63,596	41,455	-	2,641	28	-	54,702	-
1.45%	6,008	2,883	-	1	-	-	11,595	-
1.5%	21,398	11,603	8,111	6	79	-	18,307	10,002
1.55%	6,926	8,241	-	-	130	-	9,683	-
1.6%	23,565	17,845	3,434	-	-	-	10,698	4,509
1.65%	23,859	19,701	4,421	39	-	-	22,577	12,303
1.7%	2,284	557	-	84	-	-	2,016	-
1.75%	14,876	9,470	3,682	-	-	-	10,620	4,428
1.8%	8,133	11,814	4,166	70	-	-	10,300	1,154
1.85%	1,547	1,269	-	18	-	-	1,274	-
1.9%	5,412	696	1,048	-	-	-	790	1,356
1.95%	11,139	616	7,516	-	-	-	88	4,219
2%	1,220	1,599	24	-	-	-	209	322
2.05%	11,799	497	5,153	4	-	-	590	2,950
2.1%	7,138	560	4,461	-	-	-	-	7,057
2.15%	733	-	907	-	-	-	2	-
2.2%	12,036	410	7,312	9	-	-	1,005	2,700
2.25%	11	132	-	-	-	-	7,473	-
2.35%	276	-	841	-	-	-	-	516
2.4%	-	11	-	-	-	-	-	-
2.45%	1,567	-	212	-	-	-	-	577
2.5%	1,384	-	42	-	-	-	-	23
2.6%	2,192	-	229	-	-	-	-	722

	$1,120,261	$759,179	$51,559	$24,023	$1,448	$325	$1,299,679	$52,838

(Continued)

111

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	OVSC	OVSCS	OVAG	OVSBS	PMVRRA	SBLD	SBLJ	SBLN

0.95%	$29,315	$-	$174,828	$-	$1,101	$-	$154	$185
1%	12,629	-	96,074	-	37	-	-	-
1.05%	1,368	-	14,397	-	-	-	-	-
1.1%	21,498	-	84,607	-	5,222	1,573	985	886
1.15%	2,189	-	35,227	-	2,205	628	137	475
1.2%	15,093	-	105,223	-	260	136	-	28
1.25%	4,523	2,274	26,631	-	595	-	154	54
1.3%	1,535	-	16,654	-	476	246	56	24
1.35%	4,913	-	17,611	-	-	-	-	-
1.4%	1,910	-	23,223	-	-	-	-	-
1.45%	57	-	6,159	-	-	-	-	-
1.5%	2,002	-	6,641	13,392	-	-	-	-
1.55%	848	-	1,417	-	-	-	-	-
1.6%	732	-	5,954	7,079	-	-	-	-
1.65%	499	-	9,892	21,521	-	-	-	-
1.7%	408	-	629	-	-	-	-	-
1.75%	785	-	1,811	2,913	-	-	-	-
1.8%	385	-	2,838	695	-	-	-	-
1.85%	326	-	859	-	-	-	-	-
1.9%	-	-	876	1,663	-	-	-	-
1.95%	-	-	54	16,187	-	-	-	-
2%	-	-	-	73	-	-	-	-
2.05%	-	-	188	4,739	-	-	-	-
2.1%	-	-	-	5,445	-	-	-	-
2.15%	-	-	91	55	-	-	-	-
2.2%	-	-	643	3,957	-	-	-	-
2.25%	-	-	1	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	1,846	-	-	-	-
2.5%	-	-	-	1,637	-	-	-	-
2.6%	-	-	-	718	-	-	-	-

	$101,015	$2,274	$632,528	$81,920	$9,896	$2,583	$1,486	$1,652

	SBLO	SBLP	SBLQ	SBLV	SBLX	SBLY	PMVTRA	PVGIB

0.95%	$1,534	$752	$644	$1,887	$52	$-	$5,845	$-
1%	110	24	12	159	-	-	213	-
1.05%	-	-	-	-	-	-	-	-
1.1%	5,817	2,861	5,644	13,116	615	203	17,993	-
1.15%	1,538	616	3,097	6,934	116	-	6,654	-
1.2%	852	2	291	679	-	-	67	-
1.25%	-	-	76	1,011	-	71	605	139
1.3%	99	180	204	122	-	-	305	-
1.35%	-	-	-	-	-	-	-	-
1.4%	-	-	-	-	-	-	-	-
1.45%	-	-	-	-	-	-	-	-
1.5%	-	-	-	-	-	-	-	-
1.55%	-	-	-	-	-	-	-	-
1.6%	-	-	-	-	-	-	-	-
1.65%	-	-	-	-	-	-	-	-
1.7%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	-
1.8%	-	-	-	-	-	-	-	-
1.85%	-	-	-	-	-	-	-	-
1.9%	-	-	-	-	-	-	-	-
1.95%	-	-	-	-	-	-	-	-
2%	-	-	-	-	-	-	-	-
2.05%	-	-	-	-	-	-	-	-
2.1%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-
2.2%	-	-	-	-	-	-	-	-
2.25%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.5%	-	-	-	-	-	-	-	-
2.6%	-	-	-	-	-	-	-	-

	$9,950	$4,435	$9,968	$23,908	$783	$274	$31,682	$139

(Continued)

112

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	ACEG2	ACC2	VYDS	ROCMC	TRBCG2	TREI2	TRHS2	TRLT2

0.95%	$-	$-	$3,295	$198	$19,136	$36,702	$2,595	$-
1%	-	-	10,125	69	7,086	17,160	443	-
1.05%	-	-	297	-	258	2,828	33	-
1.1%	-	-	17,739	6,403	6,022	17,432	335	-
1.15%	-	-	2,808	2,718	5,154	9,341	29	-
1.2%	-	-	10,199	152	18,536	34,036	963	-
1.25%	-	-	1,948	77	4,438	10,444	82	14
1.3%	-	-	3,138	16	1,381	7,968	183	-
1.35%	-	-	407	-	2,241	7,431	191	-
1.4%	-	-	770	-	2,393	14,411	80	-
1.45%	-	-	111	-	469	92	-	-
1.5%	3,043	21,959	520	-	355	646	-	-
1.55%	-	-	550	-	169	92	188	-
1.6%	2,334	10,224	2,563	-	917	1,759	310	-
1.65%	1,519	24,117	719	-	343	630	-	-
1.7%	-	-	1,921	-	-	500	-	-
1.75%	1,350	9,360	-	-	347	70	301	-
1.8%	1,399	3,411	-	-	134	550	28	-
1.85%	-	-	-	-	34	1,522	11	-
1.9%	1,917	7,643	-	-	193	195	-	-
1.95%	5,268	22,744	-	-	-	11	92	-
2%	657	767	-	-	-	-	-	-
2.05%	4,095	7,173	-	-	-	939	-	-
2.1%	2,520	17,001	-	-	-	-	-	-
2.15%	606	2,315	-	-	-	-	-	-
2.2%	2,019	11,409	-	-	1,266	-	-	-
2.25%	-	-	-	-	7,971	11,352	-	-
2.35%	-	277	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	585	1,408	-	-	-	-	-	-
2.5%	410	937	-	-	-	-	-	-
2.6%	271	4,317	-	-	-	-	-	-

	$27,993	$145,062	$57,110	$9,633	$78,843	$176,111	$5,864	$14

	VWEMR	VWEM	VWHAR	VWHA	WRASP	WRBP	WRBDP	WRCEP

0.95%	$67,233	$74,952	$119,727	$63,085	$730,334	$188,371	$393,871	$442,453
1%	29,254	26,196	58,320	18,614	56,718	7,577	12,647	18,876
1.05%	5,927	5,510	10,706	3,574	10,211	1,752	4,703	3,984
1.1%	16,841	17,667	27,919	16,705	886,013	199,354	402,068	475,802
1.15%	4,313	8,581	16,132	7,449	370,649	99,880	179,884	196,045
1.2%	55,503	33,313	93,314	25,911	91,466	6,682	15,094	16,593
1.25%	3,188	4,473	9,194	2,027	63,271	14,259	27,795	25,409
1.3%	16,199	6,460	30,218	2,502	20,685	4,184	6,573	3,761
1.35%	6,238	5,780	15,827	6,422	49,132	9,799	13,602	20,894
1.4%	5,924	2,372	12,412	6,492	212,832	36,781	112,667	74,127
1.45%	524	1,108	2,220	-	80,760	15,865	30,516	41,342
1.5%	2,490	5,142	2,920	-	29,891	3,763	14,489	21,285
1.55%	1,610	985	2,424	-	135,862	15,062	38,083	55,041
1.6%	498	778	2,077	1,122	78,069	17,290	48,613	40,975
1.65%	2,028	1,266	2,764	221	33,900	10,534	13,331	31,634
1.7%	76	217	300	35	3,364	555	1,065	160
1.75%	1,603	123	1,860	-	3,117	1,399	2,790	1,689
1.8%	1,434	785	3,057	637	9,101	2,036	4,035	4,808
1.85%	20	17	628	22	7,885	2,105	1,264	3,388
1.9%	32	-	34	-	162	23	391	237
1.95%	-	-	17	-	24,720	1,526	1,279	1,720
2%	-	-	204	-	4,045	607	7,909	2,486
2.05%	328	650	2,793	202	950	1	171	388
2.1%	-	-	-	-	382	35	57	57
2.15%	-	-	-	-	-	72	482	-
2.2%	-	634	1,053	85	389	-	-	-
2.25%	-	-	149	-	182	22	2,911	2,309
2.35%	-	-	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.5%	-	-	-	-	-	-	-	-
2.6%	-	-	-	-	-	-	-	-

	$221,263	$197,009	$416,269	$155,105	$2,904,090	$639,534	$1,336,290	$1,485,463

(Continued)

113

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	WRDIV	WRENG	WRGNR	WRGP	WRHIP	WRIP	WRI2P	WRMIC

0.95%	$75,872	$28,489	$112,212	$478,147	$275,603	$153,129	$63,939	$15,944
1%	2,423	734	1,829	19,026	10,253	3,758	1,133	246
1.05%	307	119	607	3,483	2,176	2,163	104	215
1.1%	78,869	52,059	156,673	504,824	327,036	174,324	79,681	18,000
1.15%	35,611	20,852	56,348	219,440	153,904	64,668	31,531	7,095
1.2%	2,753	1,743	6,146	18,624	10,551	7,026	2,628	1,394
1.25%	4,443	3,023	8,174	27,383	21,353	6,789	3,469	946
1.3%	581	105	1,631	7,091	3,795	285	552	267
1.35%	4,258	1,369	5,491	22,485	14,661	4,513	1,685	773
1.4%	14,552	3,999	42,587	92,373	46,211	25,116	15,690	2,911
1.45%	5,817	957	11,028	56,370	13,467	6,734	1,315	399
1.5%	2,115	433	2,444	27,064	11,159	12,927	2,130	110
1.55%	10,515	7,718	44,057	53,563	32,867	19,732	10,472	1,127
1.6%	8,484	1,393	10,716	52,845	28,246	10,931	2,808	984
1.65%	2,943	754	1,727	37,106	3,376	2,782	554	14
1.7%	556	152	503	994	630	509	164	22
1.75%	81	-	184	2,265	139	39	95	31
1.8%	417	896	2,972	4,439	2,376	1,315	981	-
1.85%	314	122	3,569	4,159	933	1,435	436	860
1.9%	-	-	8	356	137	141	-	-
1.95%	-	-	4,538	3,303	859	3,889	-	-
2%	193	174	2,478	2,466	1,476	3,193	134	152
2.05%	2	72	34	221	22	59	15	7
2.1%	-	272	48	31	-	-	-	-
2.15%	-	-	-	91	-	-	-	-
2.2%	-	-	-	-	-	-	-	-
2.25%	-	1	2,272	1,671	8	4,622	-	-
2.35%	-	-	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.5%	-	-	-	-	-	-	-	-
2.6%	-	-	-	-	-	-	-	-

	$251,106	$125,436	$478,276	$1,639,820	$961,238	$510,079	$219,516	$51,497

	WRMCG	WRMMP	WRMSP	WRRESP	WRSTP	WRSCP	WRSCV	WRVP

0.95%	$47,423	$107,175	$3,539	$27,128	$273,435	$242,873	$25,703	$171,354
1%	555	11,279	106	747	6,411	7,697	1,937	740
1.05%	634	4,284	-	63	1,147	2,183	136	954
1.1%	59,887	94,667	7,101	47,048	346,959	267,923	43,195	237,523
1.15%	21,884	67,590	1,477	12,711	128,117	117,813	12,988	112,441
1.2%	2,783	3,141	312	1,661	12,390	10,271	1,237	7,058
1.25%	3,262	5,535	275	1,673	12,430	14,512	2,479	9,937
1.3%	505	1,306	52	39	2,772	863	232	2,477
1.35%	1,724	4,119	265	3,063	14,895	12,377	2,057	12,017
1.4%	12,423	18,051	859	9,515	64,410	47,764	3,585	46,205
1.45%	5,046	11,797	97	566	9,238	5,612	1,013	29,072
1.5%	1,651	6,080	168	831	12,241	13,251	472	11,230
1.55%	6,029	13,800	586	6,490	46,464	23,738	2,735	23,692
1.6%	6,623	17,938	433	2,555	22,969	13,644	2,325	33,081
1.65%	3,438	2,277	156	555	5,712	5,962	321	15,077
1.7%	444	273	71	98	362	461	250	543
1.75%	62	2	9	62	436	189	-	1,104
1.8%	479	3,490	34	402	3,716	3,138	19	1,668
1.85%	693	15	82	499	2,977	3,204	487	2,688
1.9%	14	43	5	-	123	133	-	180
1.95%	111	230	-	-	3,649	1,759	-	3,267
2%	896	2,925	-	101	1,435	987	200	2,574
2.05%	10	9	-	-	1	11	7	94
2.1%	-	-	-	-	58	32	-	46
2.15%	-	-	-	-	52	-	-	68
2.2%	-	-	-	-	-	-	-	-
2.25%	903	1,236	-	87	62	1,058	-	772
2.35%	-	-	-	-	-	-	-	-
2.4%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.5%	-	-	-	-	-	-	-	-
2.6%	-	-	-	-	-	-	-	-

	$177,479	$377,262	$15,627	$115,894	$972,461	$797,455	$101,378	$725,862

(Continued)

114

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	SVOF	WFVSCG

0.95%	$1	$32,673
1%	-	5,582
1.05%	-	582
1.1%	-	4,953
1.15%	-	2,434
1.2%	324	17,155
1.25%	-	1,812
1.3%	-	1,424
1.35%	-	3,835
1.4%	-	1,464
1.45%	-	-
1.5%	-	599
1.55%	-	1,405
1.6%	1,308	696
1.65%	-	435
1.7%	-	337
1.75%	3,219	-
1.8%	-	231
1.85%	-	-
1.9%	-	78
1.95%	-	19
2%	-	-
2.05%	-	1,809
2.1%	-	-
2.15%	-	-
2.2%	-	-
2.25%	-	-
2.35%	-	-
2.4%	-	-
2.45%	-	-
2.5%	-	-
2.6%	-	-

	$4,852	$77,523

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2010 and 2009, total transfers to the Account from the fixed account were $82,578,286 and $76,474,213, respectively, and total transfers from the Account to the fixed account were $156,242,720 and $230,731,783, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For contracts with the Extra Value option, the Company contributed $908 and $0 to the Account in the form of bonus credits to the contract owner accounts for the years ended December 31, 2010 and 2009, respectively. These amounts are included in purchase payments received from contract owners and are credited at the time the related purchase payment from the contract owner is received.

For guaranteed minimum death benefits, the Company contributed $19,125,930 and $40,928,605 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2010 and 2009, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

(4) Fair Value Measurement

FASB ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

•
Level 1– Unadjusted quoted prices accessible in active markets for identical assets at the measurement date. The assets utilizing Level 1 valuations represent investments in publicly-traded registered mutual funds with quoted market prices.

•
Level 2 – Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. The assets utilizing Level 2 valuations represent investments in privately-traded registered mutual funds only offered through insurance products. These funds have no unfunded commitments or restrictions and the Account always has the ability to redeem its interest in the funds with the investee at NAV daily. The investment objectives of these mutual funds are described by the fund name i n note 1(b) and in more detail in the applicable product prospectus.

•
Level 3– Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. The Account invests only in funds with fair value measurements in the first two levels of the fair value hierarchy.

The Account recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Level 1 and 2 as of December 31, 2010.

(Continued)

115

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2010:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	0	$7,542,516,343	0	$7,542,516,343
The Account did not have any assets or liabilities reported at fair value on a nonrecurring basis required to be disclosed under FASB ASC 820.

The cost of purchases and proceeds from sales of Investments for the year ended December 31,2010 are as follows:

	Purchases of Investments	Sales of Investments
Capital Manager Equity VIF BBCMAG	$290,067	$182,408
Large Cap VIF BBGI	1,251,988	564,984
Mid Cap Growth VIF BBCA	1,627,579	1,103,219
Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class III MLVGA3	4,272,120	4,680,058
Credit Suisse Trust- International Equity Flex III Portfolio CSIEF3	559,264	563,704
U.S. Equity Flex I Portfolio WSCP	928,472	1,049,975
VA International Equity Fund HVIE	24	25
VA Situs Fund HVSIT	3,422	3,475
Insurance Trust - Insurance Trust Mid Cap Value Portfolio 1 JPMMV1	2,047,714	2,830,187
Janus Aspen Series - Balanced Portfolio - Service Shares JABS	8,146	9,555
Janus Aspen Series - Forty Portfolio - Service Shares JACAS	16,711,368	27,504,632
Janus Aspen Series - Global Technology Portfolio - Service II Shares JAGTS2	3,809,614	4,125,913
Janus Aspen Series - Global Technology Portfolio - Service Shares JAGTS	2,696,761	3,502,393
Janus Aspen Series - INTECH Risk-Managed Core Portfolio - Service Shares JARLCS	6,098	6,992
Janus Aspen Series - Overseas Portfolio - Service II Shares JAIGS2	23,109,351	25,519,274
Janus Aspen Series - Overseas Portfolio - Service Shares JAIGS	7,591,328	16,816,546
Investors Growth Stock Series - Service Class MIGSC	24,683	26,655
Mid Cap Growth Series - Service Class MMCGSC	370,183	343,412
New Discovery Series - Service Class MNDSC	407,497	402,421
Value Series - Service Class MVFSC	10,495,777	8,270,008
Variable Insurance Trust II - International Value Portfolio - Service Class MVIVSC	113,018	125,270
Core Plus Fixed Income Portfolio - Class I MSVFI	67,662,745	67,747,239
Core Plus Fixed Income Portfolio - Class II MSVF2	368,846	320,792
Emerging Markets Debt Portfolio - Class I MSEM	3,156,170	3,071,670
Mid Cap Growth Portfolio - Class I MSVMG	16,531	20,932
U.S. Real Estate Portfolio - Class I MSVRE	306,818	420,189
AllianceBernstein NVIT Global Fixed Income Fund - Class III NVAGF3	790,677	824,869
American Century NVIT Multi Cap Value Fund - Class I NVAMV1	2,857,468	2,958,886
American Century NVIT Multi Cap Value Fund - Class II NVAMV2	234,780	244,960
American Funds NVIT Asset Allocation Fund - Class II GVAAA2	11,841,230	9,428,452
American Funds NVIT Bond Fund - Class II GVABD2	8,741,839	9,436,276
American Funds NVIT Global Growth Fund - Class II GVAGG2	7,467,824	5,758,744
American Funds NVIT Growth Fund - Class II GVAGR2	10,461,330	7,251,466
American Funds NVIT Growth-Income Fund - Class II GVAGI2	3,686,393	3,039,569
Federated NVIT High Income Bond Fund - Class I HIBF	11,020,070	9,216,431
Federated NVIT High Income Bond Fund - Class III HIBF3	48,430,037	62,291,237
Gartmore NVIT Emerging Markets Fund - Class I GEM	675,450	610,799
Gartmore NVIT Emerging Markets Fund - Class III GEM3	27,350,032	15,635,398
Gartmore NVIT Emerging Markets Fund - Class VI GEM6	640,106	379,631
Gartmore NVIT Global Utilities Fund - Class I GVGU1	31,732	21,508
Gartmore NVIT Global Utilities Fund - Class III GVGU	10,915,780	9,182,375
Gartmore NVIT International Equity Fund - Class I GIG	468,087	524,656
Gartmore NVIT International Equity Fund - Class III GIG3	13,470,810	8,243,318
Gartmore NVIT International Equity Fund - Class VI NVIE6	10,641	6,809
Gartmore NVIT Worldwide Leaders Fund - Class I GEF	1,092,855	1,565,793
Gartmore NVIT Worldwide Leaders Fund - Class III GEF3	3,397,154	2,028,981
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I NVNMO1	22,457,201	25,427,071
Neuberger Berman NVIT Socially Responsible Fund - Class I NVNSR1	2,738,299	3,192,869
Neuberger Berman NVIT Socially Responsible Fund - Class II NVNSR2	33	40
NVIT Cardinal Aggressive Fund - Class II NVCRA2	762,108	1,022,135
NVIT Cardinal Balanced Fund - Class II NVCRB2	2,063,054	2,356,292
NVIT Cardinal Capital Appreciation Fund - Class II NVCCA2	1,090,644	1,018,419
NVIT Cardinal Conservative Fund - Class II NVCCN2	2,853,732	3,256,802
NVIT Cardinal Moderate Fund - Class II NVCMD2	3,014,936	3,308,945
NVIT Cardinal Moderately Aggressive Fund - Class II NVCMA2	1,777,855	2,131,665
NVIT Cardinal Moderately Conservative Fund - Class II NVCMC2	2,969,867	3,527,404
NVIT Core Bond Fund - Class I NVCBD1	5,356,026	5,677,250
NVIT Core Bond Fund - Class II NVCBD2	33,277	37,316
NVIT Core Plus Bond Fund - Class II NVLCP2	3,035,220	3,239,014
NVIT Fund - Class I TRF	28,965,823	24,850,346
NVIT Fund - Class II TRF2	376,907	316,736
NVIT Global Financial Services Fund - Class I GVGF1	5,592	3,879
NVIT Global Financial Services Fund - Class III GVGFS	4,286,475	4,560,167
NVIT Government Bond Fund - Class I GBF	90,108,587	95,058,278
NVIT Government Bond Fund - Class II GBF2	3,325,780	3,370,229
NVIT Growth Fund - Class I CAF	3,022,131	4,715,719
NVIT Health Sciences Fund - Class I GVGH1	72,572	68,356
NVIT Health Sciences Fund - Class III GVGHS	14,559,792	14,304,652
NVIT International Index Fund - Class VIII GVIX8	1,305,557	852,216
NVIT Investor Destinations Aggressive Fund - Class II GVIDA	15,263,277	10,865,176
NVIT Investor Destinations Balanced Fund - Class II NVDBL2	448,827	488,136
NVIT Investor Destinations Capital Appreciation Fund - Class II NVDCA2	561,745	578,377
NVIT Investor Destinations Conservative Fund - Class II GVIDC	16,982,046	16,453,333
(Continued)

116

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

NVIT Investor Destinations Moderate Fund - Class II GVIDM	72,458,263	67,094,013
NVIT Investor Destinations Moderately Aggressive Fund - Class II GVDMA	41,139,155	34,449,746
NVIT Investor Destinations Moderately Conservative Fund - Class II GVDMC	28,017,362	25,582,447
NVIT Leaders Fund - Class III GVUSL	8,988,560	6,381,339
NVIT Mid Cap Index Fund - Class I MCIF	28,834,484	29,502,599
NVIT Money Market Fund - Class I SAM	213,431,233	213,431,233
NVIT Multi-Manager International Growth Fund - Class I NVMIG1	10,047	9,077
NVIT Multi-Manager International Growth Fund - Class III NVMIG3	14,490,287	16,572,260
NVIT Multi-Manager International Value Fund - Class II GVDIV2	359	249
NVIT Multi-Manager International Value Fund - Class III GVDIV3	8,311,608	4,498,986
NVIT Multi-Manager International Value Fund - Class VI GVDIV6	667,064	351,070
NVIT Multi-Manager Large Cap Growth Fund - Class I NVMLG1	7,922,456	9,129,069
NVIT Multi-Manager Large Cap Growth Fund - Class II NVMLG2	306,278	349,500
NVIT Multi-Manager Large Cap Value Fund - Class I NVMLV1	2,903,172	2,697,285
NVIT Multi-Manager Large Cap Value Fund - Class II NVMLV2	1,564,380	1,727,526
NVIT Multi-Manager Mid Cap Growth Fund - Class I NVMMG1	17,332,365	22,594,063
NVIT Multi-Manager Mid Cap Growth Fund - Class II NVMMG2	1,348,672	1,606,109
NVIT Multi-Manager Mid Cap Value Fund - Class II NVMMV2	16,928,015	19,883,689
NVIT Multi-Manager Small Cap Growth Fund - Class I SCGF	7,132,277	5,813,228
NVIT Multi-Manager Small Cap Growth Fund - Class II SCGF2	246,346	241,196
NVIT Multi-Manager Small Cap Value Fund - Class I SCVF	38,020,576	28,111,660
NVIT Multi-Manager Small Cap Value Fund - Class II SCVF2	761,180	550,842
NVIT Multi-Manager Small Company Fund - Class I SCF	42,789,791	28,307,834
NVIT Multi-Manager Small Company Fund - Class II SCF2	1,289,477	854,139
NVIT Multi-Sector Bond Fund - Class I MSBF	24,515,570	21,361,067
NVIT Short Term Bond Fund - Class II NVSTB2	7,829,370	7,869,047
NVIT Technology & Communications Fund - Class I GGTC	1,011,975	1,022,747
NVIT Technology & Communications Fund - Class III GGTC3	10,971,600	13,015,504
NVIT U.S. Growth Leaders Fund - Class I GVUG1	415,458	342,144
NVIT U.S. Growth Leaders Fund - Class III GVUGL	10,681,124	8,483,016
Oppenheimer NVIT Large Cap Growth Fund - Class I NVOLG1	16,966,533	16,969,885
Oppenheimer NVIT Large Cap Growth Fund - Class II NVOLG2	360,927	368,610
Templeton NVIT International Value Fund - Class III NVTIV3	2,439,679	2,925,721
Van Kampen NVIT Comstock Value Fund - Class I EIF	8,443,202	7,638,763
Van Kampen NVIT Real Estate Fund - Class I NVRE1	19,587,228	25,914,156
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares AMTB	14,700,143	13,179,185
Foreign Bond Portfolio (Unhedged) - Advisor Class PMVFAD	2,347,493	2,385,522
Low Duration Portfolio - Advisor Class PMVLAD	13,860,434	13,859,283
V.I. Basic Balanced Fund - Series I AVB	196,831	171,821
V.I. Basic Value Fund - Series II AVBV2	12,308	13,472
V.I. Capital Appreciation Fund - Series I AVCA	24,051	23,626
V.I. Capital Appreciation Fund - Series II AVCA2	227,422	274,509
V.I. Capital Development Fund - Series II AVCD2	1,367,478	1,556,526
V.I. Core Equity Fund - Series I AVGI	161,998	162,847
V.I. Core Equity Fund - Series II AVCE2	440,639	428,865
V.I. Global Health Care Fund - Series I IVHS	47,086	35,782
V.I. Global Real Estate Fund - Series I IVRE	151,264	88,553
VPS Growth and Income Portfolio - Class B ALVGIB	600,651	431,211
VPS Large Cap Growth Portfolio - Class B ALVPGB	484,946	566,120
VPS Small/Mid Cap Value Portfolio - Class B ALVSVB	8,212,643	9,840,015
VP Income & Growth Fund - Class I ACVIG	15,279,660	13,779,228
VP Income & Growth Fund - Class II ACVIG2	379,552	319,221
VP Inflation Protection Fund - Class II ACVIP2	14,255,469	14,685,508
VP International Fund - Class I ACVI	289,325	378,767
VP International Fund - Class III ACVI3	17,776	21,231
VP Mid Cap Value Fund - Class I ACVMV1	4,826,481	5,455,046
VP Mid Cap Value Fund - Class II ACVMV2	73,024	62,337
VP Ultra(R) Fund - Class I ACVU1	27,913	33,758
VP Value Fund - Class I ACVV	234,627,231	194,258,328
VP Value Fund - Class II ACVV2	5,556,703	4,615,206
Small Cap Stock Index Portfolio - Service Shares DVSCS	16,357,480	15,767,467
Stock Index Fund, Inc. - Initial Shares DSIF	51,754,241	59,621,143
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares DSRG	5,793,710	7,096,792
The Dreyfus Socially Responsible Growth Fund, Inc. - Service Shares DSRGS	31,540	36,611
Appreciation Portfolio - Initial Shares DCAP	10,748,070	9,560,866
Appreciation Portfolio - Service Shares DCAPS	409,797	386,478
Developing Leaders Portfolio - Initial Shares DSC	176,436	111,622
International Value Portfolio - Initial Shares DVIV	203,169	143,576
Capital Appreciation Fund II - Service Shares FCA2S	191,979	231,274
Clover Value Fund II - Service Shares FALFS	311,533	193,681
High Income Bond Fund II - Service Shares FHIBS	1,928,141	1,742,842
Market Opportunity Fund II - Service Shares FVMOS	3,256,727	3,119,934
Quality Bond Fund II - Primary Shares FQB	35,522,907	34,007,475
Quality Bond Fund II - Service Shares FQBS	2,072,386	2,015,236
Contrafund Portfolio - Service Class 2 FC2	15,595,703	13,196,675
Fidelity(R) VIP Fund - Value Strategies Portfolio - Service Class 2 FVSS2	685,819	463,568
VIP Fund - Contrafund Portfolio - Service Class FCS	498,782,225	431,060,040
VIP Fund - Energy Portfolio - Service Class 2 FNRS2	12,471,761	7,836,923
VIP Fund - Equity-Income Portfolio - Service Class FEIS	69,347,586	56,081,927
VIP Fund - Equity-Income Portfolio - Service Class 2 FEI2	2,471,039	1,893,129
VIP Fund - Freedom Fund 2010 Portfolio - Service Class FF10S	3,211,653	2,877,052
VIP Fund - Freedom Fund 2010 Portfolio - Service Class 2 FF10S2	12,460	11,256
VIP Fund - Freedom Fund 2020 Portfolio - Service Class FF20S	1,672,081	1,406,374
VIP Fund - Freedom Fund 2020 Portfolio - Service Class 2 FF20S2	18,230	14,590
VIP Fund - Freedom Fund 2030 Portfolio - Service Class FF30S	1,119,203	787,581
(Continued)

117

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

VIP Fund - Freedom Fund 2030 Portfolio - Service Class 2 FF30S2	70,550	48,115
VIP Fund - Growth Opportunities Portfolio - Service Class FGOS	24,073,821	28,361,963
VIP Fund - Growth Portfolio - Service Class FGS	22,188,232	30,220,021
VIP Fund - Growth Portfolio - Service Class 2 FG2	663,150	742,224
VIP Fund - High Income Portfolio - Service Class FHIS	17,374,772	14,886,588
VIP Fund - High Income Portfolio - Service Class R FHISR	23,642,606	31,027,629
VIP Fund - Investment Grade Bond Portfolio - Service Class FIGBS	20,251,411	21,513,632
VIP Fund - Mid Cap Portfolio - Service Class FMCS	9,850,748	7,843,213
VIP Fund - Mid Cap Portfolio - Service Class 2 FMC2	3,113,175	2,677,669
VIP Fund - Overseas Portfolio - Service Class FOS	4,016,679	4,242,070
VIP Fund - Overseas Portfolio - Service Class 2 R FO2R	2,029,165	1,694,796
VIP Fund - Overseas Portfolio - Service Class R FOSR	14,033,940	10,600,239
VIP Fund - Value Strategies Portfolio - Service Class FVSS	6,806,195	7,490,032
Franklin Income Securities Fund - Class 2 FTVIS2	15,554,731	12,209,795
Franklin Rising Dividends Securities Fund - Class 2 FTVRD2	121,367	116,980
Franklin Small Cap Value Securities Fund - Class 2 FTVSV2	8,960,875	8,941,938
Templeton Developing Markets Securities Fund - Class 3 FTVDM3	7,421,711	8,703,253
Templeton Foreign Securities Fund - Class 2 TIF2	3,120	3,096
Templeton Foreign Securities Fund - Class 3 TIF3	4,632,021	3,908,882
Templeton Global Bond Securities Fund - Class 3 FTVGI3	10,064,460	10,950,482
VIP Founding Funds Allocation Fund - Class 2 FTVFA2	1,000,587	1,290,732
Guardian Portfolio - I Class Shares AMGP	110,776	141,926
International Portfolio - S Class Shares AMINS	1,239	1,329
Mid-Cap Growth Portfolio - I Class Shares AMCG	126,489	106,326
Partners Portfolio - I Class Shares AMTP	480,080	503,939
Regency Portfolio - S Class Shares AMRS	834	1,014
Small-Cap Growth Portfolio - S Class Shares AMFAS	871,581	986,790
Socially Responsive Portfolio - I Class Shares AMSRS	3,311,694	2,390,037
Capital Appreciation Fund/VA - Service Class OVCAFS	3,329,449	3,829,354
Capital Appreciation Fund/VA - Non-Service Shares OVGR	119,489,976	152,349,950
Global Securities Fund/VA - Class 3 OVGS3	21,253,132	21,693,642
Global Securities Fund/VA - Non-Service Shares OVGS	10,089,031	15,557,861
Global Securities Fund/VA - Service Class OVGSS	565,813	920,105
High Income Fund/VA - Class 3 OVHI3	1,781,569	2,093,909
High Income Fund/VA - Non-Service Shares OVHI	60,220	14,959
High Income Fund/VA - Service Class OVHIS	13,004	3,171
Main Street Fund(R)/VA - Non-Service Shares OVGI	47,659,247	51,652,556
Main Street Fund(R)/VA - Service Class OVGIS	599,242	657,621
Main Street Small Cap Fund(R)/VA - Non-Service Shares OVSC	19,948,896	22,085,342
Main Street Small Cap Fund(R)/VA - Service Class OVSCS	18,708	17,881
MidCap Fund/VA - Non-Service Shares OVAG	10,666,287	11,204,408
Strategic Bond Fund/VA - Service Class OVSBS	1,389,361	1,418,918
Real Return Portfolio - Administrative Class PMVRRA	441,546	450,470
Series D (Global Series) SBLD	55,451	41,193
Series J (Mid Cap Growth Series) SBLJ	32,300	34,959
Series N (Managed Asset Allocation Series) SBLN	53,218	50,476
Series O (All Cap Value Series) SBLO	313,070	331,353
Series P (High Yield Series) SBLP	199,283	265,539
Series Q (Small Cap Value Series) SBLQ	207,383	212,591
Series V (Mid Cap Value Series) SBLV	245,246	245,690
Series X (Small Cap Growth Series) SBLX	8,512	12,238
Series Y (Select 25 Series) SBLY	7,868	10,433
Total Return Portfolio - Administrative Class PMVTRA	748,641	800,664
Putnam VT Growth and Income Fund - IB Shares PVGIB	1,921	1,049
Capital Growth Portfolio - Class II ACEG2	325,774	449,170
Comstock Portfolio - Class II ACC2	2,101,290	2,111,282
Diversified Stock Fund Class A Shares VYDS	1,359,959	1,540,096
Micro-Cap Portfolio - Investment Class ROCMC	216,165	145,815
Blue Chip Growth Portfolio - II TRBCG2	15,034,469	18,278,625
Equity Income Portfolio - II TREI2	25,155,605	25,108,102
Health Sciences Portfolio - II TRHS2	727,380	790,010
Limited-Term Bond Portfolio - II TRLT2	53	53
Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Class R1 VWEMR	10,393,455	10,781,448
Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Initial Class VWEM	6,676,930	4,260,507
Worldwide Insurance Trust - Worldwide Hard Assets Fund - Class R1 VWHAR	10,068,811	8,185,566
Worldwide Insurance Trust - Worldwide Hard Assets Fund - Initial Class VWHA	1,319,145	2,297,758
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy WRASP	33,445,533	47,765,603
Ivy Fund Variable Insurance Portfolios, Inc. - Balanced WRBP	6,759,028	9,672,084
Ivy Fund Variable Insurance Portfolios, Inc. - Bond WRBDP	21,144,881	20,780,839
Ivy Fund Variable Insurance Portfolios, Inc. - Core Equity WRCEP	26,368,824	28,404,533
Ivy Fund Variable Insurance Portfolios, Inc. - Dividend Opportunities WRDIV	4,955,773	4,765,677
Ivy Fund Variable Insurance Portfolios, Inc. - Energy WRENG	2,176,183	1,923,387
Ivy Fund Variable Insurance Portfolios, Inc. - Global Natural Resources WRGNR	15,343,242	11,559,081
Ivy Fund Variable Insurance Portfolios, Inc. - Growth WRGP	22,630,993	31,767,449
Ivy Fund Variable Insurance Portfolios, Inc. - High Income WRHIP	16,354,787	16,151,162
Ivy Fund Variable Insurance Portfolios, Inc. - International Growth WRIP	6,883,863	9,970,837
Ivy Fund Variable Insurance Portfolios, Inc. - International Value WRI2P	5,867,662	4,294,284
Ivy Fund Variable Insurance Portfolios, Inc. - Micro Cap Growth WRMIC	1,263,334	1,136,322
Ivy Fund Variable Insurance Portfolios, Inc. - Mid Cap Growth WRMCG	2,859,439	3,319,192
(Continued)

118

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

Ivy Fund Variable Insurance Portfolios, Inc. - Money Market WRMMP	21,420,435	21,420,435
Ivy Fund Variable Insurance Portfolios, Inc. - Mortgage Securities WRMSP	6,576,569	5,904,620
Ivy Fund Variable Insurance Portfolios, Inc. - Real Estate Securities WRRESP	3,453,332	2,468,507
Ivy Fund Variable Insurance Portfolios, Inc. - Science and Technology WRSTP	11,884,408	18,397,628
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Growth WRSCP	13,194,085	15,455,319
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Value WRSCV	2,299,690	2,201,458
Ivy Fund Variable Insurance Portfolios, Inc. - Value WRVP	11,232,054	11,598,422
Advantage Funds Variable Trust - VT Opportunity Fund SVOF	118,035	146,767
Advantage Funds Variable Trust - VT Small Cap Growth Fund WFVSCG	16,123,723	17,347,356

Total	$3,014,977,004	$2,958,443,242

(5) Financial Highlights

The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values and contract owners’ equity outstanding for variable annuity contracts as of the end of the periods indicated, and contract expense rate, investment income ratio and total return for each period in the five-year period ended December 31, 2010. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented.

(Continued)

119

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Capital Manager Equity VIF (BBCMAG)
2010	0.95% to 1.70%	65,988	$11.60 to $ 10.82	$732,063	1.53%	13.89% to 13.02%
2009	0.95% to 1.75%	79,522	$10.19 to 9.52	780,089	0.86%	24.05% to 22.87%
2008	0.95% to 1.75%	110,981	8.21 to 7.75	884,049	1.32%	-38.81% to -39.38%
2007	0.95% to 1.75%	152,662	13.42 to 12.79	1,993,781	2.69%	1.09% to 0.33%
2006	0.95% to 1.75%	167,149	13.27 to 12.75	2,170,620	1.06%	14.63% to 13.76%
Large Cap VIF (BBGI)
2010	0.95% to 1.65%	123,387	10.63 to 9.96	1,280,950	1.19%	10.87% to 10.08%
2009	0.95% to 1.75%	181,163	9.58 to 8.96	1,698,220	1.01%	17.37% to 16.24%
2008	0.95% to 1.90%	261,627	8.17 to 7.62	2,093,573	1.51%	-38.03% to -38.72%
2007	0.95% to 1.90%	393,076	13.18 to 12.44	5,067,332	2.32%	-6.77% to -7.62%
2006	0.95% to 2.00%	325,009	14.13 to 13.4	4,521,052	1.32%	20.13% to 18.93%
Mid Cap Growth VIF (BBCA)
2009	0.95% to 2.05%	93,676	12.21 to 11.14	1,121,159	0.00%	26.47% to 24.76%
2008	0.95% to 2.05%	117,435	9.66 to 8.93	1,112,358	0.00%	-52.24% to -52.82%
2007	0.95% to 2.05%	194,644	20.22 to 18.93	3,836,231	0.00%	33.73% to 32.32%
2006	0.95% to 2.05%	212,034	15.12 to 14.31	3,142,013	0.43%	2.28% to 1.21%
Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class III (MLVGA3)
2010	0.95% to 2.20%	2,250,841	13.16 to 12.88	29,496,902	1.53%	8.72% to 7.35%
2009	0.95% to 2.30%	1,329,525	12.1 to 12	16,061,460	2.54%	21.01% to 19.95%	*
Credit Suisse Trust-International Equity Flex III Portfolio (CSIEF3)
2010	0.95% to 1.35%	98,789	10.01 to 11.18	1,109,618	0.10%	11.17% to 10.72%
2009	0.95% to 1.20%	118,233	9 to 10.73	1,195,448	0.00%	-10.00% to 7.3%	*
U.S. Equity Flex I Portfolio (WSCP)
2010	0.95% to 1.85%	387,091	12.30 to 12.16	4,784,269	0.15%	13.37% to 12.34%
2009	0.95% to 1.85%	465,051	10.85 to 10.83	5,075,301	0.00%	8.51% to 8.26%	*
VA International Equity Fund (HVIE)
2010	0.95% to 1.20%	477	10.32 to 10.32	4,922	0.00%	3.20% to 3.15%	*
VA Situs Fund (HVSIT)
2010	0.95% to 1.20%	1,356	11.30 to 11.29	15,316	0.00%	12.96% to 12.91%	*
Insurance Trust - Insurance Trust Mid Cap Value Portfolio 1 (JPMMV1)
2010	0.95% to 2.20%	817,428	14.72 to 13.53	11,891,483	1.22%	22.28% to 20.74%
2009	0.95% to 2.30%	921,638	$12.04 to 11.13	10,981,625	0.00%	25.49% to 23.63%
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)
2010	1.25%	7,409	15.28	113,236	2.54%	6.80%
2009	1.25%	7,927	14.31	113,433	2.77%	24%
2008	1.25%	7,919	11.54	91,385	2.94%	-17.11%
2007	1.25%	2,342	13.93	32,613	1.73%	8.9%
2006	1.25%	3,983	12.79	50,931	1.41%	9.04%
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
2010	0.95% to 2.25%	12,264,933	10.05 to 8.70	121,067,434	0.22%	5.47% to 4.08%
2009	0.95% to 2.40%	14,689,565	9.53 to 12.59	138,297,870	0.01%	44.63% to 42.3%
2008	0.95% to 2.50%	15,992,721	6.59 to 8.75	105,562,337	0.01%	-44.84% to -45.72%
2007	0.95% to 2.70%	19,196,350	11.94 to 15.84	237,096,056	0.17%	35.33% to 33.04%
2006	0.95% to 2.70%	20,957,631	8.83 to 11.9	208,004,922	0.13%	8.08% to 6.22%
Janus Aspen Series - Global Technology Portfolio - Service II Shares (JAGTS2)
2010	0.95% to 2.20%	1,087,988	15.69 to 14.06	16,812,409	0.00%	23.33% to 21.78%
2009	0.95% to 2.30%	1,031,386	12.72 to 11.44	12,931,641	0.00%	55.6% to 53.35%
2008	0.95% to 2.40%	1,067,580	8.18 to 7.41	8,611,584	0.09%	-44.43% to -45.3%
2007	0.95% to 2.40%	1,356,019	14.71 to 13.55	19,686,825	0.31%	20.59% to 18.9%
2006	0.95% to 2.55%	1,632,227	12.2 to 11.31	19,619,098	0.00%	6.92% to 5.25%
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
2010	0.95% to 2.20%	3,870,859	5.18 to 4.51	19,788,975	0.00%	23.22% to 21.66%
2009	0.95% to 2.20%	4,618,124	4.2 to 3.7	19,180,095	0.00%	55.41% to 53.45%
2008	0.95% to 2.20%	5,376,361	2.7 to 2.41	14,382,179	0.09%	-44.5% to -45.21%
2007	0.95% to 2.35%	7,228,127	4.87 to 4.33	34,779,860	0.30%	20.54% to 18.9%
2006	0.95% to 2.45%	10,187,641	4.04 to 3.61	40,276,993	0.00%	6.81% to 5.25%
Janus Aspen Series - INTECH Risk-Managed Core Portfolio - Service Shares (JARLCS)
2009	1.25%	475	$13.54	6,437	0.83%	21.02%
2008	0.95% to 2.50%	140,574	11.38 to 10.41	1,579,143	0.67%	-36.85% to -37.84%
2007	0.95% to 2.50%	177,353	18.02 to 16.74	3,150,367	0.47%	5.12% to 3.47%
2006	0.95% to 2.45%	204,029	17.14 to 16.25	3,456,456	0.10%	9.72% to 8.11%
Janus Aspen Series -Overseas Portfolio - Service II Shares (JAIGS2)
2010	0.95% to 2.20%	4,043,040	30.47 to 27.29	121,341,628	0.53%	23.84% to 22.28%
2009	0.95% to 2.70%	4,589,729	24.6 to 21.49	111,311,388	0.42%	77.37% to 74%
2008	0.95% to 2.70%	4,486,666	13.87 to 12.35	61,384,776	2.75%	-52.66% to -53.56%
2007	0.95% to 2.70%	6,157,632	29.3 to 26.59	178,045,971	0.44%	26.85% to 24.76%
2006	0.95% to 2.65%	6,727,631	23.1 to 21.36	153,417,136	2.17%	45.31% to 43.03%
(Continued)

120

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
2010	0.95% to 2.20%	4,560,947	$17.92 to $ 15.60	$80,556,813	0.54%	23.83% to 22.27%
2009	0.95% to 2.20%	5,558,077	14.47 to 12.76	79,406,176	0.42%	77.37% to 75.13%
2008	0.95% to 2.25%	6,684,942	8.16 to 12.71	54,098,651	2.65%	-52.68% to -53.36%
2007	0.95% to 2.50%	8,694,808	17.24 to 26.63	153,997,686	0.44%	26.8% to 24.96%
2006	0.95% to 2.50%	10,413,775	13.6 to 21.31	164,415,764	1.85%	45.24% to 43.19%
Investors Growth Stock Series - Service Class (MIGSC)
2010	1.25% to 2.25%	15,259	12.37 to 11.47	188,641	0.30%	10.79% to 9.58%
2009	1.25% to 2.25%	17,463	11.17 to 10.47	194,959	0.44%	37.36% to 35.97%
2008	1.25% to 2.25%	18,125	8.13 to 7.7	147,243	0.29%	-37.77% to -38.40%
2007	1.25% to 2.25%	20,042	13.07 to 12.5	261,817	0.09%	9.63% to 8.51%
2006	1.25% to 2.25%	23,107	11.92 to 11.51	275,266	0.00%	5.97% to 4.9%
Mid Cap Growth Series - Service Class (MMCGSC)
2010	1.50% to 2.60%	175,231	10.00 to 9.07	1,703,470	0.00%	27.27% to 25.85%
2009	1.5% to 2.60%	210,034	7.86 to 7.21	1,610,125	0.00%	39.13% to 37.58%
2008	1.50% to 2.60%	234,916	5.65 to 5.24	1,299,560	0.00%	-52.32% to -52.86%
2007	1.50% to 2.60%	259,737	11.85 to 11.11	3,023,470	0.00%	7.86% to 6.65%
2006	1.50% to 2.60%	304,947	10.98 to 10.42	3,298,879	0.00%	0.77% to -0.36%
New Discovery Series - Service Class (MNDSC)
2010	1.50% to 2.60%	84,336	15.23 to 13.82	1,241,335	0.00%	33.90% to 32.41%
2009	1.50% to 2.60%	106,493	11.38 to 10.44	1,173,015	0.00%	60.48% to 58.69%
2008	1.50% to 2.60%	101,953	7.09 to 6.58	703,563	0.00%	-40.43% to -41.1%
2007	1.50% to 2.60%	114,943	11.9 to 11.17	1,340,506	0.00%	0.71% to -0.42%
2006	1.50% to 2.60%	143,980	11.82 to 11.21	1,675,133	0.00%	11.24% to 10%
Value Series - Service Class (MVFSC)
2010	0.95% to 2.60%	3,299,060	10.52 to 12.11	35,605,645	1.35%	10.16% to 8.33%
2009	0.95% to 2.60%	3,696,423	9.55 to 11.18	36,396,990	1.16%	21.29% to 19.27%
2008	0.95% to 2.65%	3,458,496	7.87 to 8.59	28,395,671	1.10%	-33.38% to -34.58%
2007	0.95% to 2.65%	3,388,372	11.82 to 13.13	42,262,876	0.89%	6.57% to 4.8%
2006	0.95% to 2.60%	2,656,741	11.09 to 13.65	31,544,216	0.21%	10.91% to 17.38%	*
Variable Insurance Trust II - International Value Portfolio - Service Class (MVIVSC)
2010	0.95% to 2.00%	94,481	10.77 to 10.70	1,017,244	0.00%	7.75% to 6.99%	*
Core Plus Fixed Income Portfolio - Class I (MSVFI)
2010	0.95% to 1.85%	332,360	11.17 to 10.71	3,677,059	6.41%	6.13% to 5.16%
2009	0.95% to 1.85%	397,097	10.53 to 10.18	4,149,190	9.45%	8.6% to 7.62%
2008	0.95% to 2.20%	797,752	9.69 to 9.32	7,688,511	4.53%	-11.06% to -12.2%
2007	0.95% to 2.20%	1,037,706	10.9 to 10.62	11,267,437	4.26%	4.45% to 3.14%
2006	0.95% to 2.15%	385,528	10.43 to 10.3	4,016,565	0.90%	4.34% to 3.51%	*
Core Plus Fixed Income Portfolio - Class II (MSVF2)
2010	1.50% to 2.60%	66,721	11.22 to 10.30	728,272	3.93%	5.26% to 4.08%
2009	1.50% to 2.60%	63,439	10.66 to 9.89	659,139	6.43%	7.74% to 6.54%
2008	1.50% to 2.60%	75,504	9.9 to 9.29	731,256	4.73%	-11.8% to -12.78%
2007	1.50% to 2.60%	93,300	11.22 to 10.65	1,030,437	3.94%	3.63% to 2.47%
2006	1.50% to 2.60%	60,560	10.83 to 10.39	647,614	4.75%	2.01% to 0.88%
Emerging Markets Debt Portfolio - Class I (MSEM)
2010	0.95% to 2.15%	377,508	25.90 to 26.71	11,612,180	4.15%	8.70% to 7.39%
2009	0.95% to 2.20%	466,768	23.82 to 29.48	13,214,085	7.81%	28.97% to 27.35%
2008	0.95% to 2.20%	586,733	18.47 to 23.15	12,992,341	7.09%	-15.78% to -16.86%
2007	0.95% to 2.40%	837,101	21.93 to 27.34	22,021,247	6.99%	5.51% to 4.01%
2006	0.95% to 2.40%	1,142,148	20.79 to 26.29	28,742,683	8.28%	9.76% to 8.2%
Mid Cap Growth Portfolio - Class I (MSVMG)
2010	1.60% to 1.75%	6,496	10.74 to 10.57	68,671	0.00%	30.20% to 30.00%
2009	1.60% to 1.75%	4,834	8.25 to 8.13	39,312	0.00%	55.14% to 54.9%
2008	0.95% to 2.20%	1,708,103	5.63 to 5.04	9,472,731	0.81%	-47.27% to -47.94%
2007	0.95% to 2.20%	2,396,216	10.68 to 9.69	26,414,168	0.00%	21.49% to 19.95%
2006	0.95% to 2.65%	3,019,705	8.79 to 11.39	28,519,749	0.00%	8.24% to 6.46%
U.S. Real Estate Portfolio - Class I (MSVRE)
2010	1.60% to 1.75%	35,233	30.08 to 26.96	1,021,191	1.42%	27.89% to 27.69%
2009	0.95% to 1.75%	47,730	22.01 to 21.11	1,086,981	5.5%	27.13% to 26.11%
2008	0.95% to 2.85%	5,202,889	17.32 to 16.43	95,025,061	3.37%	-38.49% to -39.77%
2007	0.95% to 2.85%	7,005,630	28.15 to 27.28	208,397,721	1.16%	-17.86% to -19.4%
2006	0.95% to 2.85%	10,845,668	34.27 to 33.85	395,730,180	1.10%	36.74% to 34.27%
AllianceBernstein NVIT Global Fixed Income Fund - Class III (NVAGF3)
2010	0.95% to 1.70%	125,863	12.16 to 12.01	1,526,761	6.57%	7.21% to 6.40%
2009	0.95% to 1.70%	85,960	11.35 to 11.29	974,308	6.15%	13.46% to 12.93%	*
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2010	0.95% to 2.25%	12,471,315	14.03 to 13.73	174,473,779	1.95%	12.39% to 10.91%
2009	0.95% to 1.85%	31,259	12.48 to 12.41	389,738	1.14%	24.85% to 24.14%	*
American Century NVIT Multi Cap Value Fund - Class II (NVAMV2)
2010	1.50% to 2.60%	256,614	13.85 to 13.59	3,535,740	1.29%	11.46% to 10.21%
(Continued)

121

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
2010	0.95% to 2.20%	3,070,605	$10.40 to $ 9.81	$31,664,338	1.47%	10.95% to 9.55%
2009	0.95% to 2.20%	3,655,535	9.38 to 8.95	34,018,642	0.07%	22.24% to 20.7%
2008	0.95% to 2.40%	3,842,337	7.67 to 7.37	29,292,495	2.23%	-30.44% to -31.51%
2007	0.95% to 2.40%	4,327,066	11.03 to 10.77	47,520,986	2.50%	5.13% to 3.63%
2006	0.95% to 2.40%	2,062,762	10.49 to 10.39	21,601,072	3.35%	4.9% to 3.89%	*
American Funds NVIT Bond Fund - Class II (GVABD2)
2010	0.95% to 2.20%	2,540,834	11.12 to 10.48	28,007,984	2.01%	4.98% to 3.66%
2009	0.95% to 2.20%	2,923,369	10.59 to 10.11	30,736,122	0.32%	11.08% to 9.68%
2008	0.95% to 2.40%	3,167,010	9.54 to 9.17	30,019,929	4.89%	-10.73% to -12.05%
2007	0.95% to 2.55%	3,680,238	10.68 to 10.4	39,146,057	9.06%	2% to 0.37%
2006	0.95% to 2.20%	1,263,418	10.47 to 10.39	13,209,750	0.99%	4.72% to 3.86%	*
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
2010	0.95% to 2.15%	2,352,559	11.47 to 10.83	26,749,892	0.82%	10.24% to 8.91%
2009	0.95% to 2.20%	2,651,292	10.4 to 9.92	27,381,129	0.00%	40.26% to 38.34%
2008	0.95% to 2.35%	2,607,903	7.42 to 7.14	19,230,688	2.63%	-39.22% to -40.13%
2007	0.95% to 2.20%	2,609,463	12.2 to 11.95	31,717,801	2.69%	13.27% to 11.84%
2006	0.95% to 2.10%	1,678,343	10.77 to 10.69	18,050,298	0.13%	7.74% to 6.91%	*
American Funds NVIT Growth Fund - Class II (GVAGR2)
2010	0.95% to 2.20%	4,103,841	10.15 to 9.57	41,328,804	0.16%	17.07% to 15.60%
2009	0.95% to 2.25%	4,400,289	8.67 to 8.24	37,905,563	0.00%	37.46% to 35.45%
2008	0.95% to 2.35%	3,724,440	6.31 to 6.07	23,357,171	2.02%	-44.74% to -45.59%
2007	0.95% to 2.20%	3,258,610	11.41 to 11.18	37,045,639	0.62%	10.83% to 9.48%
2006	0.95% to 2.20%	2,097,865	10.3 to 10.21	21,564,598	1.17%	2.99% to 2.12%	*
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
2010	0.95% to 2.05%	1,421,023	8.58 to 8.24	12,123,365	0.93%	9.92% to 8.70%
2009	0.95% to 2.05%	1,422,326	7.81 to 7.58	11,047,272	0.00%	29.45% to 28.01%
2008	0.95% to 2.40%	1,149,098	6.03 to 5.88	6,904,722	2.50%	-38.65% to -39.62%
2007	0.95% to 2.00%	537,058	9.83 to 9.76	5,271,094	2.43%	-1.71% to -2.4%	*
Federated NVIT High Income Bond Fund - Class I (HIBF)
2010	0.95% to 2.20%	1,905,594	18.17 to 13.93	33,448,436	8.32%	12.08% to 10.67%
2009	0.95% to 2.20%	2,432,766	16.22 to 12.59	38,123,665	9.44%	44.61% to 42.79%
2008	0.95% to 2.30%	3,127,646	11.21 to 9.12	33,826,109	8.67%	-28.67% to -29.68%
2007	0.95% to 2.30%	4,627,823	15.72 to 12.97	69,992,650	7.15%	2.15% to 0.79%
2006	0.95% to 2.50%	6,422,082	15.39 to 12.66	95,058,287	6.90%	9.56% to 7.88%
Federated NVIT High Income Bond Fund - Class III (HIBF3)
2010	0.95% to 2.20%	2,742,198	13.54 to 12.60	36,812,941	7.54%	12.09% to 10.67%
2009	0.95% to 2.20%	5,022,438	12.08 to 11.39	60,129,567	8.74%	44.69% to 42.82%
2008	0.95% to 2.65%	4,616,958	8.35 to 7.84	38,241,066	7.69%	-28.78% to -30.04%
2007	0.95% to 2.65%	3,454,996	11.73 to 11.21	40,229,839	7.23%	2.18% to 0.46%
2006	0.95% to 2.65%	5,044,302	11.47 to 11.16	57,586,745	7.11%	9.55% to 7.71%
Gartmore NVIT Emerging Markets Fund - Class I (GEM)
2010	0.95% to 2.05%	70,785	26.81 to 23.91	1,861,155	0.06%	15.07% to 13.80%
2009	0.95% to 2.05%	92,773	23.3 to 21.01	2,128,566	1.19%	61.76% to 59.97%
2008	0.95% to 2.10%	117,608	14.4 to 11.28	1,661,841	1.11%	-58.16% to -58.71%
2007	0.95% to 2.15%	168,853	34.42 to 27.22	5,566,627	0.66%	44.19% to 42.63%
2006	0.95% to 2.15%	210,317	23.87 to 19.08	4,768,329	0.70%	35.42% to 33.95%
Gartmore NVIT Emerging Markets Fund - Class III (GEM3)
2010	0.95% to 2.25%	1,961,773	29.40 to 26.22	56,857,465	0.07%	15.11% to 13.60%
2009	0.95% to 2.45%	2,343,389	25.54 to 22.73	59,011,515	1.29%	61.93% to 59.09%
2008	0.95% to 2.65%	2,568,733	15.77 to 14.09	39,928,488	1.05%	-58.23% to -59.01%
2007	0.95% to 2.65%	4,177,260	37.76 to 34.38	155,857,887	0.66%	44.16% to 41.87%
2006	0.95% to 2.65%	4,406,546	26.19 to 24.23	114,010,525	0.72%	35.35% to 33.2%
Gartmore NVIT Emerging Markets Fund - Class VI (GEM6)
2010	1.50% to 2.60%	45,329	22.47 to 20.85	994,617	0.00%	14.15% to 12.88%
2009	1.50% to 2.60%	57,783	19.68 to 18.47	1,113,594	1.11%	60.64% to 58.85%
2008	1.50% to 2.50%	57,587	12.25 to 11.68	694,612	0.97%	-58.5% to -58.92%
2007	1.50% to 2.60%	83,699	29.52 to 28.34	2,439,812	0.63%	43.26% to 41.65%
2006	1.50% to 2.60%	68,138	20.61 to 20	1,391,052	0.65%	34.51% to 33.02%
Gartmore NVIT Global Utilities Fund - Class I (GVGU1)
2009	1.25%	1,356	16.23	22,007	3.98%	6.66%
2008	1.25%	1,501	15.22	22,846	2.73%	-33.78%
2007	1.25%	3,488	22.98	80,150	2.52%	18.92%
2006	1.25%	3,870	19.32	74,779	2.52%	35.85%
Gartmore NVIT Global Utilities Fund - Class III (GVGU)
2009	0.95% to 2.25%	617,366	15.35 to 13.82	9,320,767	3.54%	6.95% to 5.55%
2008	0.95% to 2.65%	1,126,815	14.35 to 12.75	15,873,203	2.95%	-33.54% to -34.72%
2007	0.95% to 2.65%	1,589,344	21.59 to 19.54	33,738,996	2.31%	19.24% to 17.31%
2006	0.95% to 2.40%	2,128,548	18.11 to 16.87	38,016,144	2.48%	36.29% to 34.39%
(Continued)

122

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Gartmore NVIT International Equity Fund - Class I (GIG)
2010	0.95% to 1.85%	62,717	$12.28 to $ 11.18	$754,976	0.80%	12.22% to 11.20%
2009	0.95% to 1.85%	108,942	10.94 to 10.05	1,173,520	0.96%	28.49% to 27.32%
2008	0.95% to 1.85%	95,197	8.51 to 7.9	799,141	1.41%	-46.57% to -47.06%
2007	0.95% to 1.85%	100,313	15.94 to 14.92	1,534,448	0.42%	25.93% to 24.78%
2006	0.95% to 2.10%	121,194	12.65 to 10.95	1,468,870	1.17%	31.71% to 30.34%
Gartmore NVIT International Equity Fund - Class III (GIG3)
2010	0.95% to 2.20%	1,299,368	19.47 to 17.44	24,942,615	0.93%	12.19% to 10.78%
2009	0.95% to 2.45%	1,606,441	17.35 to 15.44	27,490,845	1.02%	28.44% to 26.23%
2008	0.95% to 2.65%	1,835,707	13.51 to 12.07	24,390,061	1.24%	-46.55% to -47.52%
2007	0.95% to 2.65%	2,612,842	25.28 to 22.99	65,136,925	0.44%	25.93% to 23.91%
2006	0.95% to 2.45%	2,362,026	20.07 to 18.73	46,790,507	1.12%	31.69% to 29.87%
Gartmore NVIT International Equity Fund - Class VI (NVIE6)
2010	1.25%	7,153	7.79	55,731	0.81%	11.62%
2009	1.25%	8,052	6.98	56,219	0.85%	27.83%
2008	1.25%	5,501	5.46	30,035	1.01%	-45.38%	*
Gartmore NVIT Worldwide Leaders Fund - Class I (GEF)
2010	0.95% to 2.20%	475,495	15.26 to 10.19	7,136,099	0.99%	10.40% to 9.01%
2009	0.95% to 2.20%	586,309	13.82 to 9.34	7,979,898	1.04%	23.82% to 22.25%
2008	0.95% to 2.20%	726,959	11.16 to 7.64	7,984,545	0.74%	-44.87% to -45.57%
2007	0.95% to 2.20%	930,932	20.25 to 14.04	18,529,122	0.39%	18.75% to 17.25%
2006	0.95% to 2.50%	1,244,511	17.05 to 12.53	20,854,713	0.82%	24.69% to 22.86%
Gartmore NVIT Worldwide Leaders Fund - Class III (GEF3)
2010	0.95% to 2.20%	252,208	20.53 to 18.63	5,115,978	0.97%	10.30% to 8.91%
2009	0.95% to 2.20%	352,465	18.61 to 17.1	6,481,949	1.03%	23.81% to 22.25%
2008	0.95% to 2.20%	421,671	15.03 to 13.99	6,267,551	0.65%	-44.86% to -45.55%
2007	0.95% to 2.30%	672,810	27.26 to 25.68	18,153,268	0.53%	18.8% to 17.29%
2006	0.95% to 2.45%	716,442	22.95 to 21.77	16,294,946	0.93%	24.62% to 22.85%
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
2010	0.95% to 2.25%	10,221,217	8.93 to 8.62	90,975,125	0.19%	14.51% to 13.01%
2009	0.95% to 2.30%	13,082,723	7.8 to 7.6	101,820,966	0.18%	51.51% to 49.15%
2008	0.95% to 1.65%	24,053	5.15 to 5.12	123,576	0.00%	-48.51% to -48.75%	*
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
2010	0.95% to 1.90%	318,693	9.79 to 9.53	3,107,996	0.70%	22.41% to 21.35%
2009	0.95% to 2.20%	545,466	8 to 7.81	4,351,485	0.47%	30.29% to 28.45%
2008	0.95% to 2.20%	1,045,538	6.14 to 6.08	6,412,440	0.50%	-38.61% to -39.18%	*
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
2010	2.20%	217	9.44	2,049	0.14%	20.85%
2009	2.20%	217	7.81	1,695	0.09%	28.38%
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
2010	0.95% to 1.40%	289,171	9.29 to 9.16	2,674,006	0.32%	13.86% to 13.44%
2009	0.95% to 1.40%	291,521	8.15 to 8.07	2,370,573	0.96%	27.97% to 27.21%
2008	0.95% to 1.65%	203,409	6.37 to 6.34	1,293,902	1.60%	-36.28% to -36.63%	*
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
2010	0.95% to 1.75%	962,233	10.30 to 10.08	9,861,670	0.86%	9.36% to 8.47%
2009	0.95% to 1.75%	589,939	9.42 to 9.29	5,537,130	2.17%	18.68% to 17.72%
2008	0.95% to 1.65%	382,103	7.94 to 7.9	3,028,279	1.57%	-20.62% to -20.99%	*
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
2010	0.95% to 1.80%	580,022	9.88 to 9.65	5,701,288	0.66%	11.32% to 10.37%
2009	0.95% to 1.80%	418,388	8.87 to 8.75	3,698,081	1.41%	22.98% to 21.93%
2008	0.95% to 1.80%	559,727	7.21 to 7.17	4,026,132	1.69%	-27.86% to -28.31%	*
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
2010	0.95% to 1.90%	807,699	10.77 to 10.49	8,651,582	1.24%	5.79% to 4.77%
2009	0.95% to 1.85%	581,196	10.18 to 10.02	5,894,080	2.88%	11.95% to 10.93%
2008	0.95% to 2.00%	283,337	9.09 to 9.03	2,573,288	1.66%	-9.09% to -9.74%	*
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
2010	0.95% to 1.80%	1,912,124	10.09 to 9.86	19,202,888	0.84%	10.31% to 9.37%
2009	0.95% to 1.85%	1,273,021	9.15 to 9	11,603,008	1.95%	20.79% to 19.61%
2008	0.95% to 1.85%	742,815	7.57 to 7.52	5,617,401	1.74%	-24.27% to -24.76%	*
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
2010	0.95% to 1.55%	703,800	9.64 to 9.48	6,757,246	0.60%	12.23% to 11.56%
2009	0.95% to 1.60%	487,057	8.59 to 8.49	4,172,398	1.51%	25.38% to 24.55%
2008	0.95% to 1.65%	303,444	6.85 to 6.81	2,076,138	1.62%	-31.5% to -31.86%	*
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
2010	0.95% to 1.85%	798,523	10.47 to 10.22	8,326,251	1.01%	8.00% to 7.02%
2009	0.95% to 1.85%	633,405	9.7 to 9.55	6,123,239	2.42%	16.56% to 15.47%
2008	0.95% to 1.85%	445,889	8.32 to 8.27	3,703,801	2.01%	-16.81% to -17.34%	*
(Continued)

123

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Core Bond Fund - Class I (NVCBD1)
2010	0.95% to 1.90%	722,330	$11.29 to $11.01	$8,117,766	2.70%	6.04% to 5.06%
2009	0.95% to 2.30%	669,759	10.65 to 10.41	7,107,261	3.38%	7.75% to 6.31%
2008	0.95% to 2.05%	109,155	9.88 to 9.81	1,077,426	3.03%	-1.18% to -1.91%	*
NVIT Core Bond Fund - Class II (NVCBD2)
2010	1.50% to 2.50%	72,196	11.05 to 10.75	789,449	2.52%	5.18% to 4.11%
2009	1.50% to 2.50%	63,999	10.51 to 10.33	668,098	3.22%	6.96% to 5.88%
2008	1.50% to 2.50%	10,259	9.82 to 9.76	100,446	3.99%	-1.76% to -2.43%	*
NVIT Core Plus Bond Fund - Class II (NVLCP2)
2010	0.95% to 2.20%	307,535	12.18 to 11.78	3,728,394	2.46%	7.09% to 5.74%
2009	0.95% to 2.20%	344,564	11.38 to 11.14	3,910,872	5.36%	15.33% to 13.88%
2008	0.95% to 1.65%	53,319	9.87 to 9.82	525,408	3.84%	-1.34% to -1.8%	*
NVIT Fund - Class I (TRF)
2010	0.95% to 2.20%	9,987,008	12.59 to 8.47	124,151,365	1.00%	12.37% to 10.96%
2009	0.95% to 2.30%	11,511,657	11.21 to 8.07	127,435,570	1.32%	24.9% to 22.98%
2008	0.95% to 2.65%	13,778,445	8.97 to 6.33	122,081,060	1.37%	-42.11% to -43.17%
2007	0.95% to 2.65%	18,302,786	15.5 to 11.15	279,523,271	1.05%	7.15% to 5.36%
2006	0.95% to 2.65%	23,824,168	14.47 to 10.58	339,222,705	1.89%	12.55% to 10.67%
NVIT Fund - Class II (TRF2)
2010	1.50% to 2.60%	59,096	10.84 to 9.83	623,121	0.70%	11.53% to 10.28%
2009	1.50% to 2.60%	90,233	9.72 to 8.92	855,533	1.09%	23.67% to 22.29%
2008	1.50% to 2.60%	87,219	7.86 to 7.29	671,229	1.14%	-42.49% to -43.13%
2007	1.50% to 2.60%	115,811	13.66 to 12.82	1,545,946	0.76%	6.27% to 5.07%
2006	1.50% to 2.60%	181,993	12.86 to 12.2	2,282,112	0.92%	11.7% to 10.46%
NVIT Global Financial Services Fund - Class I (GVGF1)
2009	1.25%	294	12.61	3,712	1.13%	30.11%
2008	1.25%	346	9.69	3,353	1.82%	-46.95%
2007	1.25%	1,311	18.27	23,954	3.02%	-2.3%
2006	1.25%	1,731	18.7	32,372	1.24%	18.82%
NVIT Global Financial Services Fund - Class III (GVGFS)
2009	0.95% to 2.15%	331,596	13.3 to 12.08	4,332,608	1.1%	30.68% to 29.09%
2008	0.95% to 2.40%	450,548	10.18 to 9.2	4,511,348	2.07%	-46.73% to -47.6%
2007	0.95% to 2.65%	451,291	19.11 to 17.29	8,480,901	2.92%	-2.07% to -3.71%
2006	0.95% to 2.65%	674,775	19.51 to 17.96	12,967,114	2.05%	19.2% to 17.25%
NVIT Government Bond Fund - Class I (GBF)
2010	0.95% to 2.25%	15,180,960	17.82 to 14.63	253,606,247	2.91%	3.79% to 2.42%
2009	0.95% to 2.45%	18,571,113	17.17 to 13.31	298,915,230	3.28%	1.71% to 0.2%
2008	0.95% to 2.70%	25,449,213	16.88 to 12.95	401,600,441	4.25%	6.7% to 4.84%
2007	0.95% to 2.55%	29,988,338	15.82 to 12.52	441,809,358	4.36%	6.13% to 4.44%
2006	0.95% to 2.55%	34,986,437	14.91 to 11.99	483,859,446	3.96%	2.36% to 0.72%
NVIT Government Bond Fund - Class II (GBF2)
2010	1.50% to 2.60%	626,493	13.02 to 11.81	7,945,256	2.60%	2.96% to 1.81%
2009	1.50% to 2.60%	853,076	12.65 to 11.6	10,524,843	3.1%	0.89% to -0.23%
2008	1.50% to 2.60%	1,063,595	12.54 to 11.63	13,041,427	3.97%	5.87% to 4.69%
2007	1.50% to 2.60%	1,206,275	11.84 to 11.11	14,003,822	4.17%	5.3% to 4.12%
2006	1.50% to 2.60%	1,305,790	11.24 to 10.67	14,449,913	3.79%	1.46% to 0.33%
NVIT Growth Fund - Class I (CAF)
2010	0.95% to 2.05%	3,600,445	8.86 to 5.49	30,828,620	0.63%	18.12% to 16.81%
2009	0.95% to 2.05%	4,093,988	7.5 to 4.7	29,698,562	0.56%	32.2% to 30.74%
2008	0.95% to 2.50%	4,801,429	5.67 to 3.62	26,271,368	0.27%	-39.29% to -40.29%
2007	0.95% to 2.50%	6,528,710	9.34 to 6.06	58,670,198	0.17%	18.4% to 16.62%
2006	0.95% to 2.50%	8,225,494	7.89 to 5.2	62,375,925	0.05%	5.16% to 3.55%
NVIT Health Sciences Fund - Class I (GVGH1)
2009	1.25%	5,321	12.54	66,726	0.29%	17.67%
2008	1.25%	6,333	10.66	67,510	0.29%	-26.15%
2007	1.25%	7,058	14.43	101,855	0.08%	11.74%
2006	1.25%	7,575	12.92	97,832	0.00%	1.43%
NVIT Health Sciences Fund - Class III (GVGHS)
2009	0.95% to 2.60%	1,040,801	13.12 to 11.48	13,394,642	0.3%	17.98% to 16.02%
2008	0.95% to 2.65%	1,656,216	11.12 to 9.87	18,079,598	0.26%	-25.94% to -27.26%
2007	0.95% to 2.65%	1,469,574	15.01 to 13.57	21,665,919	0.07%	12.15% to 10.26%
2006	0.95% to 2.65%	1,954,346	13.38 to 12.31	25,738,556	0.00%	1.73% to 0.01%
NVIT International Index Fund - Class VIII (GVIX8)
2010	0.95% to 1.85%	345,841	9.02 to 8.64	3,107,704	1.98%	6.38% to 5.41%
2009	0.95% to 1.85%	362,938	$8.48 to 8.2	3,066,717	2.76%	27.39% to 26.23%
2008	0.95% to 2.20%	274,031	6.65 to 6.43	1,817,251	1.83%	-43.63% to -44.42%
2007	0.95% to 2.20%	362,329	11.8 to 11.56	4,265,033	1.50%	8.34% to 6.97%
2006	0.95% to 2.25%	115,357	10.89 to 10.8	1,254,445	1.67%	8.94% to 7.99%	*
(Continued)

124

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2010	0.95% to 2.60%	3,478,795	$14.16 to $12.19	$48,049,263	1.65%	13.54% to 11.65%
2009	0.95% to 2.60%	4,157,079	12.47 to 10.91	50,579,875	1%	26% to 23.73%
2008	0.95% to 2.65%	4,774,409	9.9 to 8.79	46,171,625	2.06%	-37.44% to -38.58%
2007	0.95% to 2.65%	5,211,450	15.82 to 14.31	80,716,360	1.96%	4.95% to 3.2%
2006	0.95% to 2.65%	6,062,158	15.08 to 13.86	89,691,367	2.02%	15.76% to 13.85%
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
2010	0.95% to 1.60%	317,412	12.58 to 12.44	3,984,256	1.40%	8.77% to 8.06%
2009	0.95% to 1.85%	127,959	11.57 to 11.5	1,477,660	1.94%	15.66% to 15%	*
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
2010	0.95% to 1.35%	78,659	13.46 to 13.37	1,056,847	1.13%	10.97% to 10.52%
2009	0.95% to 1.20%	61,529	12.13 to 12.11	745,662	1.69%	21.27% to 21.07%	*
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2010	0.95% to 2.60%	4,288,835	13.08 to 11.25	54,764,393	2.25%	4.89% to 3.14%
2009	0.95% to 2.6%	5,109,651	12.47 to 10.91	62,303,928	1.86%	8.05% to 6.25%
2008	0.95% to 2.65%	6,279,027	11.54 to 10.25	70,932,244	3.37%	-6.92% to -8.51%
2007	0.95% to 2.65%	7,077,704	12.4 to 11.2	86,027,776	3.28%	4.37% to 2.6%
2006	0.95% to 2.65%	8,816,232	11.88 to 10.91	102,990,687	3.08%	5.16% to 3.38%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2010	0.95% to 2.60%	19,697,426	12.39 to 11.95	267,407,824	1.95%	9.86% to 8.03%
2009	0.95% to 2.60%	24,580,501	11.28 to 11.07	303,672,799	1.42%	5.32% to 15.97%
2008	0.95% to 2.65%	25,414,593	10.71 to 9.51	265,963,303	2.73%	-23.93% to -25.27%
2007	0.95% to 2.65%	32,085,878	14.08 to 12.73	442,506,944	2.66%	4.65% to 2.89%
2006	0.95% to 2.65%	36,140,122	13.45 to 12.37	477,611,346	2.40%	10.3% to 8.45%
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2010	0.95% to 2.60%	9,585,870	14.20 to 12.22	132,535,343	1.85%	11.76% to 9.90%
2009	0.95% to 2.60%	11,933,118	12.7 to 11.12	147,623,643	1.2%	23.21% to 21.16%
2008	0.95% to 2.85%	14,184,832	10.31 to 9.03	142,707,758	2.41%	-32.04% to -33.4%
2007	0.95% to 2.85%	17,437,628	15.17 to 13.55	258,849,290	2.30%	5.14% to 3.17%
2006	0.95% to 2.85%	19,708,022	14.43 to 13.14	278,982,910	2.19%	13.46% to 11.34%
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2010	0.95% to 2.60%	6,041,482	13.66 to 11.76	80,607,880	2.15%	7.49% to 5.70%
2009	0.95% to 2.60%	7,849,777	12.71 to 11.13	97,464,346	1.65%	13.47% to 11.58%
2008	0.95% to 2.65%	9,861,417	11.2 to 9.95	107,990,890	3.08%	-15.85% to -17.32%
2007	0.95% to 2.65%	11,879,449	13.31 to 12.03	154,894,244	3.02%	4.85% to 3.08%
2006	0.95% to 2.65%	13,785,352	12.7 to 11.67	171,885,452	2.72%	7.4% to 5.59%
NVIT Leaders Fund - Class I (GVUS1)
2008	1.25%	221	8.28	1,830	0.78%	-50.53%
2007	1.25%	241	16.74	4,035	1.07%	10.16%
NVIT Leaders Fund - Class III (GVUSL)
2009	0.95% to 2.20%	503,325	12.24 to 11.06	6,073,923	0.85%	32.62% to 30.95%
2008	0.95% to 2.25%	663,781	9.23 to 8.43	6,047,515	0.76%	-50.42% to -51.13%
2007	0.95% to 2.25%	854,701	18.61 to 17.25	15,708,795	0.96%	10.49% to 9.1%
2006	0.95% to 2.65%	1,305,544	16.84 to 15.5	21,591,447	0.73%	15.02% to 13.12%
NVIT Mid Cap Index Fund - Class I (MCIF)
2010	0.95% to 2.25%	4,548,842	25.67 to 16.69	121,160,598	1.24%	25.00% to 23.37%
2009	0.95% to 2.30%	5,661,511	20.54 to 16.09	120,603,219	0.95%	35.46% to 33.44%
2008	0.95% to 2.45%	7,039,039	15.16 to 11.88	110,411,233	1.23%	-37.07% to -38.08%
2007	0.95% to 2.70%	9,280,128	24.09 to 18.75	231,258,728	1.40%	6.53% to 4.7%
2006	0.95% to 2.70%	12,312,327	22.62 to 17.9	289,809,079	1.14%	8.85% to 6.99%
NVIT Money Market Fund - Class I (SAM)
2010	0.95% to 2.60%	22,936,653	12.72 to 9.69	280,127,960	0.00%	-0.95% to -2.60%
2009	0.95% to 2.70%	31,981,566	12.84 to 10.08	394,485,878	0.04%	-0.91% to -2.66%
2008	0.95% to 2.70%	55,065,021	12.96 to 10.35	684,634,966	2.01%	1.08% to -0.69%
2007	0.95% to 2.70%	49,223,324	12.82 to 10.43	604,987,318	4.73%	3.79% to 1.97%
2006	0.95% to 2.60%	45,891,908	12.35 to 10.07	541,867,251	4.73%	3.54% to 1.82%
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)
2010	1.10% to 1.15%	896	15.22 to 15.20	13,636	0.86%	12.77% to 12.70%
2009	1.10%	813	13.48	10,958	0.00%	34.8%
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
2010	0.95% to 2.25%	7,207,413	9.31 to 8.99	66,875,552	0.73%	12.95% to 11.47%
2009	0.95% to 2.40%	9,022,689	8.25 to 8.03	74,212,142	0.87%	35.16% to 32.99%
2008	0.95% to 2.20%	634,973	6.1 to 6.04	3,869,465	0.11%	-38.99% to -39.56%	*
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)
2010	1.25%	212	12.35	2,620	2.07%	4.56%
2009	1.25%	230	11.82	2,718	1.88%	27.89%
2008	1.25%	249	9.24	2,301	1.55%	-47.15%
2007	1.25%	269	17.49	4,704	1.71%	1.42%
2006	1.25%	290	17.24	5,000	1.84%	20.88%
(Continued)

125

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
2010	0.95% to 2.20%	905,151	$16.28 to $14.77	$14,505,612	2.12%	5.10% to 3.78%
2009	0.95% to 2.20%	1,150,634	15.49 to 14.23	17,575,662	2.06%	28.6% to 26.98%
2008	0.95% to 2.25%	1,767,075	12.04 to 11.2	21,040,830	1.71%	-46.84% to -47.63%
2007	0.95% to 2.40%	2,772,176	22.65 to 21.23	62,192,874	2.18%	1.95% to 0.51%
2006	0.95% to 2.65%	3,773,123	22.22 to 20.92	83,144,686	2.01%	21.58% to 19.6%
NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)
2010	1.50% to 2.60%	39,415	10.81 to 10.03	419,558	1.42%	4.26% to 3.10%
2009	1.50% to 2.60%	67,302	10.37 to 9.73	687,819	0.99%	27.55% to 26.12%
2008	1.50% to 2.60%	78,668	8.13 to 7.71	631,418	1.60%	-47.26% to -47.85%
2007	1.50% to 2.60%	106,356	15.41 to 14.79	1,622,051	2.12%	1.15% to 0.01%
2006	1.50% to 2.60%	110,527	15.23 to 14.79	1,669,584	2.05%	20.58% to 19.23%
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2010	0.95% to 2.60%	3,235,185	3.42 to 8.89	29,745,990	0.06%	14.41% to 12.51%
2009	0.95% to 2.20%	1,116,209	8.13 to 7.94	9,044,189	0.86%	28.54% to 26.74%
2008	0.95% to 1.60%	8,873	6.32 to 6.3	56,087	0.27%	-36.76% to -37.04%	*
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
2010	1.50% to 2.60%	97,408	9.12 to 8.85	880,856	0.00%	13.63% to 12.36%
2009	1.50% to 2.60%	138,048	8.02 to 7.87	1,101,310	0.48%	27.41% to 25.99%
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
2010	0.95% to 2.25%	978,492	10.45 to 10.36	10,227,148	0.51%	4.49% to 3.57%	*
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
2010	0.95% to 2.60%	510,297	8.89 to 8.50	4,463,463	0.50%	11.68% to 9.82%
2009	0.95% to 2.60%	671,187	7.96 to 7.74	5,292,201	1.17%	26.2% to 24.1%
2008	0.95% to 2.20%	14,426	6.31 to 6.25	90,859	0.69%	-36.92% to -37.45%	*
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2010	0.95% to 2.25%	11,324,227	9.87 to 9.53	111,318,566	0.00%	25.61% to 23.97%
2009	0.95% to 2.40%	13,643,300	7.86 to 7.65	106,907,689	0.00%	25.91% to 23.87%
2008	0.95% to 2.20%	246,427	6.24 to 6.18	1,535,794	0.00%	-37.6% to -38.17%	*
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
2010	1.20% to 2.10%	828,610	9.73 to 9.49	8,045,704	0.00%	24.95% to 23.81%
2009	1.20% to 2.10%	970,197	7.79 to 7.67	7,545,630	0.00%	25.19% to 24.05%
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2010	0.95% to 2.25%	7,386,826	10.28 to 9.93	75,555,521	1.29%	18.50% to 16.94%
2009	0.95% to 2.25%	9,387,443	8.68 to 8.49	81,175,736	1.17%	29.23% to 27.53%
2008	0.95% to 2.20%	457,440	6.71 to 6.65	3,067,897	1.04%	-32.85% to -33.46%	*
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2010	0.95% to 2.20%	2,093,550	14.61 to 12.60	29,940,560	0.00%	24.26% to 22.69%
2009	0.95% to 2.20%	2,405,794	11.76 to 10.27	27,692,099	0.00%	26.25% to 24.66%
2008	0.95% to 2.65%	2,959,328	9.31 to 7.87	26,975,411	0.00%	-46.93% to -47.93%
2007	0.95% to 2.65%	3,798,082	17.55 to 15.12	65,218,049	0.00%	8.7% to 6.87%
2006	0.95% to 2.65%	5,120,028	16.14 to 14.15	80,726,968	0.00%	2.23% to 0.52%
NVIT Multi-Manager Small Cap Growth Fund - Class II (SCGF2)
2010	1.50% to 2.60%	52,561	9.98 to 9.06	507,807	0.00%	23.23% to 21.85%
2009	1.50% to 2.60%	75,333	8.1 to 7.43	594,293	0.00%	25.28% to 23.88%
2008	1.50% to 2.60%	93,131	6.47 to 6	588,793	0.00%	-47.34% to -47.93%
2007	1.50% to 2.60%	103,133	12.28 to 11.52	1,241,038	0.00%	7.85% to 6.64%
2006	1.50% to 2.60%	122,637	11.38 to 10.8	1,373,239	0.00%	1.44% to 0.31%
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2010	0.95% to 2.40%	4,308,309	25.09 to 18.05	122,185,799	0.60%	25.40% to 23.57%
2009	0.95% to 2.40%	5,299,089	20 to 14.61	119,917,757	0.58%	25.02% to 23.19%
2008	0.95% to 2.85%	6,639,101	16 to 13.6	120,429,640	1.07%	-32.8% to -34.17%
2007	0.95% to 2.85%	9,022,810	23.81 to 20.66	244,691,979	1.12%	-7.78% to -9.53%
2006	0.95% to 2.85%	12,096,038	25.82 to 22.84	359,425,766	0.44%	16.18% to 14.02%
NVIT Multi-Manager Small Cap Value Fund - Class II (SCVF2)
2010	1.50% to 2.60%	95,306	13.87 to 12.58	1,284,076	0.38%	24.58% to 23.19%
2009	1.50% to 2.60%	123,050	11.13 to 10.21	1,335,668	0.54%	23.97% to 22.59%
2008	1.50% to 2.60%	148,938	8.98 to 8.33	1,308,555	0.86%	-33.32% to -34.06%
2007	1.50% to 2.60%	199,657	13.47 to 12.64	2,640,730	0.94%	-8.63% to -9.66%
2006	1.50% to 2.60%	241,778	14.74 to 13.99	3,513,687	0.22%	15.35% to 14.06%
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2010	0.95% to 2.25%	4,900,621	23.35 to 13.87	124,117,565	0.28%	24.13% to 22.50%
2009	0.95% to 2.25%	6,145,117	18.81 to 11.32	125,332,191	0.27%	33.42% to 31.67%
2008	0.95% to 2.65%	7,666,352	14.1 to 12.51	117,309,267	0.78%	-38.78% to -39.91%
2007	0.95% to 2.70%	10,099,992	23.03 to 20.72	253,285,980	0.08%	1.16% to -0.59%
2006	0.95% to 2.70%	12,928,900	22.77 to 20.84	324,063,535	0.10%	10.98% to 9.08%
(Continued)

126

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager Small Company Fund - Class II (SCF2)
2010	1.50% to 2.60%	180,903	$15.29 to $13.87	$2,679,638	0.05%	23.11% to 21.73%
2009	1.50% to 2.60%	239,791	12.42 to 11.4	2,898,029	0.16%	32.41% to 30.93%
2008	1.50% to 2.60%	281,038	9.38 to 8.7	2,575,248	0.59%	-39.28% to -39.96%
2007	1.50% to 2.60%	316,449	15.45 to 14.5	4,795,091	0.00%	0.36% to -0.77%
2006	1.50% to 2.60%	350,572	15.39 to 14.61	5,311,628	0.05%	10.08% to 8.85%
NVIT Multi-Sector Bond Fund - Class I (MSBF)
2010	0.95% to 2.60%	4,263,225	16.69 to 13.56	69,754,208	6.07%	9.54% to 7.71%
2009	0.95% to 2.60%	5,382,701	15.24 to 12.59	80,458,840	9.45%	23.2% to 21.15%
2008	0.95% to 2.60%	6,067,116	12.37 to 10.39	73,652,612	6.83%	-18.08% to -19.44%
2007	0.95% to 2.60%	9,025,394	15.1 to 12.83	133,623,996	3.91%	3.63% to 1.91%
2006	0.95% to 2.65%	10,669,793	14.57 to 12.54	152,161,010	3.94%	3.84% to 2.08%
NVIT Short Term Bond Fund - Class II (NVSTB2)
2010	0.95% to 2.20%	1,469,186	10.63 to 10.28	15,554,330	1.29%	1.45% to 0.17%
2009	0.95% to 2.20%	2,035,595	10.48 to 10.26	21,275,367	2.48%	6.09% to 4.77%
2008	0.95% to 2.20%	208,273	9.88 to 9.8	2,054,736	2.36%	-1.2% to -2.03%	*
NVIT Technology & Communications Fund - Class I (GGTC)
2009	0.95% to 1.90%	318,647	3.04 to 2.78	956,649	0.00%	51.02% to 49.57%
2008	0.95% to 1.90%	374,006	2.02 to 1.86	747,529	0.00%	-49.06% to -49.55%
2007	0.95% to 2.20%	455,623	3.96 to 4.45	1,833,559	0.00%	18.95% to 17.53%
2006	0.95% to 2.20%	572,880	3.33 to 3.78	1,988,895	0.00%	10.12% to 8.78%
NVIT Technology & Communications Fund - Class III (GGTC3)
2009	0.95% to 2.25%	1,054,005	11.26 to 10.17	11,699,017	0.00%	51% to 49.02%
2008	0.95% to 2.40%	530,725	7.45 to 6.75	3,893,594	0.00%	-49.08% to -49.89%
2007	0.95% to 2.55%	1,242,540	14.64 to 13.36	17,936,450	0.00%	19.04% to 17.2%
2006	0.95% to 2.40%	1,016,600	12.3 to 11.48	12,346,090	0.00%	10.03% to 8.47%
NVIT U.S. Growth Leaders Fund - Class I (GVUG1)
2009	1.25% to 2.25%	21,372	12.91 to 9.51	240,376	0.00%	24.27% to 23.01%
2008	1.25% to 2.25%	32,147	10.39 to 7.74	303,734	0.00%	-42.03% to -42.62%
2007	1.25% to 2.25%	29,414	17.91 to 13.48	491,713	0.00%	20.95% to 19.72%
2006	1.25% to 2.25%	30,749	14.81 to 11.26	430,940	0.36%	-1.53% to -2.53%
NVIT U.S. Growth Leaders Fund - Class III (GVUGL)
2009	0.95% to 2.60%	657,631	12.17 to 10.65	7,854,087	0.00%	24.6% to 22.52%
2008	0.95% to 2.60%	806,416	9.76 to 8.69	7,732,189	0.00%	-41.82% to -42.79%
2007	0.95% to 2.60%	1,182,851	16.78 to 15.19	19,501,101	0.00%	21.26% to 19.23%
2006	0.95% to 2.65%	1,642,957	13.84 to 12.72	22,390,777	0.25%	-1.23% to -2.89%
Oppenheimer NVIT Large Cap Growth Fund - Class I (NVOLG1)
2010	0.95% to 2.40%	35,443,657	13.98 to 13.65	494,416,782	0.06%	7.77% to 6.19%
2009	0.95% to 1.85%	103,250	12.98 to 12.9	1,339,008	0.33%	29.77% to 28.98%	*
Oppenheimer NVIT Large Cap Growth Fund - Class II (NVOLG2)
2010	1.50% to 2.60%	934,222	13.80 to 13.54	12,819,308	0.07%	6.89% to 5.70%
2009	1.95%	983	12.87	12,649	0.00%	28.68%	*
Templeton NVIT International Value Fund - Class III (NVTIV3)
2010	0.95% to 1.90%	281,143	13.64 to 13.44	3,825,427	1.78%	5.34% to 4.38%
2009	0.95% to 2.20%	452,463	12.95 to 12.85	5,854,117	0.45%	29.52% to 28.49%	*
Van Kampen NVIT Comstock Value Fund - Class I (EIF)
2010	0.95% to 2.20%	2,221,826	12.31 to 8.46	26,948,240	1.47%	14.67% to 13.23%
2009	0.95% to 2.20%	2,805,689	10.74 to 7.97	29,662,654	1.09%	27.33% to 25.55%
2008	0.95% to 2.65%	3,874,794	8.43 to 6.06	32,033,298	1.92%	-37.59% to -38.75%
2007	0.95% to 2.60%	5,253,145	13.51 to 9.94	69,826,598	1.77%	-3.15% to -4.72%
2006	0.95% to 2.60%	6,614,484	13.95 to 10.43	90,688,992	1.68%	14.81% to 12.95%
Van Kampen NVIT Real Estate Fund - Class I (NVRE1)
2010	0.95% to 2.60%	11,210,732	9.38 to 8.96	104,636,450	1.88%	28.95% to 26.80%
2009	0.95% to 2.60%	13,652,000	7.27 to 7.07	98,956,949	2.14%	29.59% to 27.43%
2008	0.95% to 1.95%	155,589	5.61 to 5.57	871,617	4.12%	-43.89% to -44.27%	*
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)
2010	0.95% to 2.35%	2,809,299	10.82 to 9.70	29,875,050	5.23%	4.28% to 2.81%
2009	0.95% to 2.35%	2,844,136	10.38 to 9.44	29,105,787	7.43%	12.25% to 10.66%
2008	0.95% to 2.35%	3,139,734	9.25 to 8.53	28,745,640	3.94%	-14.25% to -15.46%
2007	0.95% to 2.35%	4,927,107	10.78 to 10.09	52,802,423	2.80%	3.77% to 2.3%
2006	0.95% to 2.35%	5,053,380	10.39 to 9.86	52,415,451	3.28%	3.21% to 1.76%
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
2010	0.95% to 1.75%	602,956	11.80 to 11.65	7,099,754	1.27%	8.33% to 7.46%
2009	0.95% to 1.90%	356,059	10.9 to 10.83	3,876,841	0.81%	8.97% to 8.27%	*
Low Duration Portfolio - Advisor Class (PMVLAD)
2010	0.95% to 2.20%	2,894,543	11.44 to 11.20	32,987,611	1.57%	4.19% to 2.87%
2009	0.95% to 2.25%	1,622,430	10.98 to 10.88	17,783,700	1.43%	9.76% to 8.83%	*
(Continued)

127

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
V.I. Basic Balanced Fund - Series I (AVB)
2010	0.95% to 1.55%	20,191	$10.13 to $9.58	$201,197	1.72%	7.04% to 6.39%
2009	0.95% to 2.05%	37,731	9.46 to 8.63	347,836	5.62%	32.57% to 30.94%
2008	0.95% to 2.05%	43,568	7.14 to 6.59	302,629	4.40%	-38.91% to -39.65%
2007	0.95% to 2.05%	51,932	11.69 to 10.92	592,270	2.78%	1.23% to 0.14%
2006	0.95% to 2.05%	67,132	11.54 to 10.91	759,789	1.91%	9.51% to 8.33%
V.I. Basic Value Fund - Series II (AVBV2)
2010	1.25%	7,408	9.93	73,537	0.10%	5.60%
2009	1.25%	8,622	9.4	81,041	0.02%	45.89%
2008	0.95% to 2.60%	642,858	5.1 to 5.51	3,559,622	0.46%	-52.36% to -53.16%
2007	0.95% to 2.60%	689,206	10.71 to 11.75	8,284,492	0.33%	0.4% to -1.29%
2006	0.95% to 2.60%	788,633	10.67 to 11.91	9,603,590	0.13%	6.66% to 10.01%	*
V.I. Capital Appreciation Fund - Series I (AVCA)
2010	0.95% to 1.60%	9,360	10.30 to 9.70	93,543	0.75%	14.39% to 13.64%
2009	0.95% to 1.75%	11,670	$9 to 5.76	101,643	0.71%	19.93% to 18.76%
2008	0.95% to 1.75%	11,674	7.51 to 4.85	85,201	0.00%	-43.04% to -43.57%
2007	0.95% to 1.75%	14,793	13.18 to 8.59	190,381	0.00%	10.94% to 10.1%
2006	0.95% to 1.75%	16,225	11.88 to 7.81	189,293	0.06%	5.29% to 4.49%
V.I. Capital Appreciation Fund - Series II (AVCA2)
2010	0.95% to 2.60%	125,988	8.50 to 8.99	1,150,533	0.49%	14.11% to 12.21%
2009	0.95% to 2.60%	147,550	7.45 to 8.01	1,192,449	0.23%	19.57% to 17.58%
2008	0.95% to 2.60%	153,590	6.23 to 6.81	1,048,390	0.00%	-43.17% to -44.12%
2007	0.95% to 2.60%	161,870	10.96 to 12.19	1,968,091	0.00%	10.67% to 8.81%
2006	0.95% to 2.60%	157,478	9.9 to 11.21	1,783,140	0.00%	-0.98% to 3.31%	*
V.I. Capital Development Fund - Series II (AVCD2)
2010	0.95% to 2.50%	110,859	9.56 to 11.76	1,120,317	0.00%	17.35% to 15.51%
2009	0.95% to 2.50%	208,876	8.15 to 10.18	1,772,494	0.00%	40.64% to 38.44%
2008	0.95% to 2.50%	194,563	5.79 to 7.35	1,175,536	0.00%	-47.63% to -48.45%
2007	0.95% to 2.60%	344,231	11.06 to 14.22	3,993,353	0.00%	9.49% to 7.66%
2006	0.95% to 2.60%	240,855	10.11 to 13.2	2,691,334	0.00%	1.05% to 13.24%	*
V.I. Core Equity Fund - Series I (AVGI)
2010	0.95% to 1.90%	37,621	13.63 to 12.50	487,965	0.97%	8.52% to 7.55%
2009	0.95% to 1.55%	41,016	12.56 to 11.96	497,604	2.3%	27.08% to 26.31%
2008	0.95% to 1.55%	31,402	9.89 to 9.47	301,847	1.70%	-30.81% to -31.23%
2007	0.95% to 1.55%	45,118	14.29 to 13.77	628,584	1.14%	7.08% to 6.43%
2006	0.95% to 1.55%	46,417	13.34 to 12.93	605,844	0.86%	15.6% to 14.9%
V.I. Core Equity Fund - Series II (AVCE2)
2010	1.50% to 2.60%	77,258	10.67 to 10.13	807,804	0.75%	7.61% to 6.41%
2009	1.50% to 2.60%	113,102	9.92 to 9.52	1,105,384	1.48%	26.06% to 24.65%
2008	1.50% to 2.60%	161,347	7.87 to 7.63	1,255,694	2.13%	-31.37% to -32.14%
2007	1.50% to 2.60%	148,885	11.46 to 11.25	1,696,260	0.91%	6.25% to 5.06%
2006	1.50% to 2.60%	173,478	10.79 to 10.71	1,867,311	1.03%	7.89% to 7.08%	*
V.I. Global Health Care Fund - Series I (IVHS)
2010	0.95% to 1.25%	9,435	11.00 to 10.85	103,057	0.00%	4.12% to 3.80%
2009	0.95% to 1.25%	11,235	10.55 to 10.44	117,816	0.4%	26.5% to 25.93%
2008	0.95% to 1.20%	9,622	8.34 to 8.29	79,955	0.00%	-29.32% to -29.51%
2007	0.95% to 1.15%	6,191	11.8 to 11.76	72,864	0.00%	10.9% to 10.53%
2006	1.10% to 1.15%	4,361	10.64	46,401	0.00%	6.4%	*
V.I. Global Real Estate Fund - Series I (IVRE)
2010	0.95% to 1.30%	34,474	10.01 to 9.85	342,593	5.13%	16.22% to 15.81%
2009	0.95% to 1.30%	36,267	8.6 to 8.49	310,149	0.00%	30.3% to 29.82%
2008	0.95% to 1.30%	32,265	6.6 to 6.54	212,007	5.42%	-45.18% to -45.36%
2007	0.95% to 1.30%	41,195	12.04 to 11.97	494,841	6.36%	-6.3% to -6.85%
2006	1.10% to 1.20%	8,689	12.85	111,654	1.88%	28.5%	*
V.I. Large Cap Growth Fund - Series I (AVLCG)
2008	0.95% to 2.05%	44,214	7.17 to 6.95	313,946	0.01%	-38.87% to -39.6%
2007	0.95% to 2.05%	46,389	11.73 to 11.51	541,476	0.03%	14.54% to 13.32%
2006	0.95% to 2.05%	44,482	10.24 to 10.16	454,392	0.33%	2.37% to 10.45%	*
VPS Growth and Income Portfolio - Class B (ALVGIB)
2010	1.50% to 2.60%	139,314	10.60 to 9.61	1,434,511	0.00%	11.11% to 9.87%
2009	1.50% to 2.60%	174,315	9.54 to 8.75	1,623,035	3.48%	18.54% to 17.22%
2008	1.50% to 2.60%	193,493	8.04 to 7.46	1,525,163	1.77%	-41.59% to -42.24%
2007	1.50% to 2.60%	246,507	13.77 to 12.92	3,331,646	1.27%	3.28% to 2.12%
2006	1.50% to 2.60%	310,719	13.33 to 12.65	4,080,190	1.16%	15.23% to 13.95%
VPS Large Cap Growth Portfolio - Class B (ALVPGB)
2010	1.50% to 2.60%	151,328	10.88 to 9.87	1,608,213	0.28%	8.18% to 6.98%
2009	1.50% to 2.60%	204,515	$10.06 to 9.23	2,012,131	0.00%	35.05% to 33.54%
2008	1.50% to 2.60%	224,033	7.45 to 6.91	1,635,999	0.00%	-40.73% to -41.39%
2007	1.50% to 2.60%	261,646	12.57 to 11.79	3,233,536	0.00%	11.9% to 10.64%
2006	1.50% to 2.60%	309,329	11.23 to 10.66	3,426,400	0.00%	-2.13% to -3.22%
(Continued)

128

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)
2010	0.95% to 2.60%	751,905	$11.01 to $ 15.98	$9,603,846	0.36%	25.39% to 23.30%
2009	0.95% to 2.60%	714,580	8.78 to 12.96	7,535,414	0.68%	41.3% to 38.95%
2008	0.95% to 2.60%	548,109	6.21 to 9.33	4,242,720	0.34%	-37.85% to -37.42%	*
2007	1.50% to 2.60%	301,006	15.88 to 14.9	4,684,007	0.71%	0% to -1.13%
2006	1.50% to 2.60%	386,718	15.88 to 15.07	6,042,234	0.23%	12.49% to 11.24%
VP Income & Growth Fund - Class I (ACVIG)
2010	0.95% to 2.20%	4,808,008	14.35 to 8.86	65,536,631	1.51%	13.06% to 11.64%
2009	0.95% to 2.20%	5,855,561	12.69 to 7.94	70,573,993	4.88%	16.97% to 15.5%
2008	0.95% to 2.65%	7,348,426	10.85 to 6.89	75,486,167	2.14%	-35.21% to -36.4%
2007	0.95% to 2.70%	9,788,983	16.74 to 10.79	154,835,106	2.01%	-1.02% to -2.72%
2006	0.95% to 2.70%	12,795,441	16.92 to 11.09	204,032,784	1.87%	15.98% to 13.98%
VP Income & Growth Fund - Class II (ACVIG2)
2010	1.50% to 2.60%	139,202	11.24 to 10.20	1,507,703	1.25%	12.15% to 10.90%
2009	1.50% to 2.60%	163,644	10.02 to 9.19	1,589,419	4.41%	16.01% to 14.71%
2008	1.50% to 2.60%	192,829	8.64 to 8.01	1,623,634	1.86%	-35.71% to -36.43%
2007	1.50% to 2.60%	265,462	13.44 to 12.61	3,487,820	1.75%	-1.94% to -3.04%
2006	1.50% to 2.60%	300,974	13.7 to 13	4,049,472	1.46%	15.07% to 13.79%
VP Inflation Protection Fund - Class II (ACVIP2)
2010	0.95% to 2.45%	4,962,733	13.08 to 11.63	64,018,130	1.65%	4.12% to 2.54%
2009	0.95% to 2.45%	5,478,989	12.56 to 11.34	68,026,571	1.65%	9.17% to 7.51%
2008	0.95% to 2.60%	5,726,351	11.5 to 10.46	65,214,085	4.90%	-2.52% to -4.15%
2007	0.95% to 2.45%	4,431,444	11.8 to 10.99	51,890,335	4.19%	8.45% to 6.8%
2006	0.95% to 2.45%	4,707,380	10.88 to 10.29	50,948,708	3.29%	0.62% to -0.89%
VP International Fund - Class I (ACVI)
2010	0.95% to 1.75%	131,890	16.29 to 11.83	2,129,207	1.96%	12.22% to 11.31%
2009	0.95% to 1.75%	125,256	14.51 to 10.63	1,802,949	3.52%	32.49% to 31.42%
2008	0.95% to 2.20%	3,336,445	10.95 to 7.73	35,539,884	0.86%	-45.35% to -46.04%
2007	0.95% to 2.20%	4,451,587	20.04 to 14.33	86,714,737	0.74%	16.93% to 15.45%
2006	0.95% to 2.30%	6,064,805	17.14 to 12.55	100,851,481	1.67%	23.84% to 22.26%
VP International Fund - Class III (ACVI3)
2010	1.00% to 1.75%	10,476	14.88 to 13.93	146,144	1.91%	12.16% to 11.31%
2009	1.20% to 1.75%	11,571	13.06 to 12.51	145,033	3.59%	32.16% to 31.42%
2008	0.95% to 2.40%	3,095,336	10.05 to 9.12	30,650,236	0.85%	-45.35% to -46.21%
2007	0.95% to 2.40%	4,069,860	18.39 to 16.95	73,855,522	0.71%	16.93% to 15.31%
2006	0.95% to 2.40%	4,778,927	15.73 to 14.7	74,273,751	1.66%	23.84% to 22.14%
VP Mid Cap Value Fund - Class I (ACVMV1)
2010	0.95% to 2.20%	914,061	12.22 to 11.51	11,085,155	2.17%	18.12% to 16.63%
2009	0.95% to 2.70%	1,084,995	10.34 to 11.51	11,196,510	3.66%	28.71% to 26.35%
2008	0.95% to 2.70%	1,333,554	8.04 to 9.11	10,844,194	0.09%	-25.07% to -26.46%
2007	0.95% to 2.70%	1,184,247	10.72 to 12.39	13,140,130	0.91%	-3.24% to -4.9%
2006	0.95% to 2.10%	710,275	11.08 to 13.16	8,181,606	1.17%	10.83% to 10.02%	*
VP Mid Cap Value Fund - Class II (ACVMV2)
2010	1.25% to 2.25%	38,845	14.40 to 13.59	543,686	2.12%	17.46% to 16.28%
2009	1.25% to 2.25%	35,520	12.26 to 11.69	426,241	3.66%	28.18% to 26.9%
2008	1.25% to 2.25%	32,785	9.56 to 9.21	309,671	0.07%	-25.45% to -26.21%
2007	1.25% to 2.25%	32,641	12.83 to 12.48	416,040	0.83%	-3.65% to -4.63%
2006	1.25% to 2.25%	8,750	13.31 to 13.09	115,621	0.63%	18.73% to 17.53%
VP Ultra(R) Fund - Class I (ACVU1)
2010	1.75%	23,615	10.42	245,986	0.04%	14.05%
2009	1.60% to 1.75%	3,041	9.24 to 9.13	27,971	0.46%	32.33% to 32.13%
2008	0.95% to 2.60%	624,611	7.3 to 6.52	4,484,214	0.00%	-42.04% to -43.05%
2007	0.95% to 2.60%	1,401,693	12.59 to 11.45	17,358,338	0.00%	19.86% to 17.9%
2006	0.95% to 2.60%	1,154,945	10.5 to 9.71	11,969,379	0.00%	-4.19% to -5.79%
VP Ultra(R) Fund - Class II (ACVU2)
2008	1.50% to 2.60%	143,661	6.95 to 6.45	976,692	0.00%	-42.52% to -43.17%
2007	1.50% to 2.60%	152,411	12.1 to 11.35	1,808,127	0.00%	19.02% to 17.68%
2006	1.50% to 2.60%	188,556	10.16 to 9.64	1,888,473	0.00%	-4.83% to -5.89%
VP Value Fund - Class I (ACVV)
2010	0.95% to 1.30%	117,661	19.10 to 19.69	2,315,963	1.66%	11.49% to 11.87%
2009	0.95% to 2.30%	10,383,543	17 to 13.79	178,152,843	5.83%	18.72% to 16.99%
2008	0.95% to 2.65%	13,651,071	14.32 to 11.37	196,852,924	2.57%	-27.47% to -28.8%
2007	0.95% to 2.65%	18,297,238	19.75 to 15.97	363,738,720	1.77%	-6.04% to -7.62%
2006	0.95% to 2.65%	24,152,492	21.02 to 17.29	511,945,824	1.37%	17.53% to 15.57%
VP Value Fund - Class II (ACVV2)
2009	1.50% to 2.60%	358,036	11.75 to 10.78	4,107,489	5.56%	17.93% to 16.61%
2008	1.50% to 2.60%	431,804	9.96 to 9.24	4,213,977	2.37%	-27.9% to -28.71%
2007	1.50% to 2.60%	539,862	13.82 to 12.97	7,328,653	1.55%	-6.74% to -7.78%
2006	1.50% to 2.60%	597,711	14.82 to 14.06	8,726,674	1.17%	16.69% to 15.39%
(Continued)

129

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
VP Vista(SM) Fund - Class I (ACVVS1)
2008	0.95% to 2.20%	889,566	$6.74 to $ 8.38	$6,061,323	0.00%	-49.11% to -49.8%
2007	0.95% to 2.55%	2,287,313	13.24 to 16.54	31,504,187	0.00%	38.44% to 36.31%
2006	0.95% to 1.65%	46,824	9.57 to 9.52	465,527	0.00%	-4.34% to -4.79%	*
VP Vista(SM) Fund -Class II (ACVVS2)
2008	1.25% to 2.25%	32,734	8.52 to 8.21	274,343	0.00%	-49.36% to -49.87%
2007	1.25% to 2.25%	27,543	16.83 to 16.38	460,497	0.00%	37.78% to 36.38%
2006	1.25% to 2.25%	1,368	12.21 to 12.01	16,525	0.00%	7.52% to 6.43%
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2010	0.95% to 2.25%	1,716,152	15.72 to 14.02	26,538,538	0.64%	24.63% to 23.00%
2009	0.95% to 2.25%	2,276,941	12.61 to 11.4	28,341,084	2.39%	23.84% to 22.21%
2008	0.95% to 2.30%	2,956,423	10.18 to 9.3	29,718,594	0.83%	-31.57% to -32.57%
2007	0.95% to 2.30%	2,832,247	14.88 to 13.79	41,592,170	0.42%	-1.6% to -2.91%
2006	0.95% to 2.45%	3,827,015	15.12 to 14.11	57,168,985	0.46%	13.33% to 11.68%
Stock Index Fund, Inc. - Initial Shares (DSIF)
2010	0.95% to 2.25%	25,036,633	14.40 to 8.10	344,641,183	1.80%	13.75% to 12.26%
2009	0.95% to 2.40%	29,044,402	12.66 to 8.1	351,401,392	2.06%	25.13% to 23.13%
2008	0.95% to 2.65%	34,537,124	10.12 to 6.41	333,126,530	2.04%	-37.74% to -38.87%
2007	0.95% to 2.65%	44,544,149	16.25 to 10.49	687,316,477	1.71%	4.25% to 2.51%
2006	0.95% to 2.65%	57,892,321	15.59 to 10.23	853,698,329	1.60%	14.4% to 12.49%
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
2010	0.95% to 2.25%	3,796,404	12.16 to 6.35	44,919,292	0.90%	13.73% to 12.23%
2009	0.95% to 2.25%	4,390,417	10.7 to 5.65	45,732,384	0.98%	32.48% to 30.75%
2008	0.95% to 2.25%	5,103,159	8.07 to 5.36	40,160,422	0.78%	-35.05% to -35.95%
2007	0.95% to 2.70%	6,507,082	12.43 to 8.03	78,657,447	0.56%	6.76% to 4.91%
2006	0.95% to 2.70%	8,426,635	11.64 to 7.66	94,920,399	0.11%	8.17% to 6.29%
The Dreyfus Socially Responsible Growth Fund, Inc. - Service Shares (DSRGS)
2010	1.50% to 2.60%	8,596	10.76 to 9.76	90,116	0.71%	12.83% to 11.57%
2009	1.50% to 2.60%	12,253	9.53 to 8.75	114,013	0.65%	31.44% to 29.97%
2008	1.50% to 2.60%	13,576	7.25 to 6.73	96,608	0.44%	-35.57% to -36.29%
2007	1.50% to 2.60%	18,076	11.26 to 10.56	199,928	0.29%	5.87% to 4.68%
2006	1.50% to 2.60%	21,134	10.63 to 10.09	221,499	0.00%	7.33% to 6.13%
Appreciation Portfolio - Initial Shares (DCAP)
2010	0.95% to 2.25%	3,905,064	16.28 to 9.69	60,048,211	2.21%	14.22% to 12.72%
2009	0.95% to 2.45%	4,306,442	14.25 to 9.1	57,939,394	2.62%	21.39% to 19.44%
2008	0.95% to 2.45%	5,283,363	11.74 to 7.61	58,519,397	2.08%	-30.22% to -31.32%
2007	0.95% to 2.45%	6,500,979	16.82 to 11.09	103,040,409	1.63%	6.11% to 4.56%
2006	0.95% to 2.60%	8,535,184	15.85 to 10.48	127,178,838	1.60%	15.37% to 13.5%
Appreciation Portfolio - Service Shares (DCAPS)
2010	1.50% to 2.60%	139,376	11.99 to 10.87	1,621,785	2.02%	13.32% to 12.06%
2009	1.50% to 2.60%	170,902	10.58 to 9.7	1,765,657	2.67%	20.4% to 19.05%
2008	1.50% to 2.60%	243,047	8.79 to 8.15	2,082,345	1.75%	-30.78% to -31.55%
2007	1.50% to 2.60%	281,395	12.69 to 11.91	3,498,498	1.36%	5.24% to 4.06%
2006	1.50% to 2.60%	328,325	12.06 to 11.44	3,894,443	1.32%	14.47% to 13.2%
Developing Leaders Portfolio - Initial Shares (DSC)
2010	0.95% to 1.55%	8,165	11.69 to 11.06	92,805	0.89%	29.90% to 29.12%
2009	0.95% to 1.55%	17,873	9 to 8.57	157,759	1.58%	24.84% to 24.08%
2008	0.95% to 1.55%	17,445	7.21 to 6.9	123,595	1.08%	-38.19% to -38.56%
2007	0.95% to 1.85%	42,914	11.66 to 9.91	453,757	0.75%	-11.91% to -12.71%
2006	0.95% to 1.85%	41,384	13.24 to 11.35	497,921	0.40%	2.79% to 1.88%
International Value Portfolio - Initial Shares (DVIV)
2010	0.95% to 1.55%	7,345	16.23 to 15.35	117,319	2.26%	3.46% to 2.84%
2009	0.95% to 1.55%	16,864	15.69 to 14.93	257,017	4.12%	29.73% to 28.94%
2008	0.95% to 1.55%	20,031	12.09 to 11.58	235,670	2.72%	-37.92% to -38.29%
2007	0.95% to 1.55%	26,630	19.48 to 18.77	506,713	1.58%	3.16% to 2.53%
2006	0.95% to 1.55%	27,160	18.88 to 18.3	503,070	1.40%	21.44% to 20.7%
Capital Appreciation Fund II - Service Shares (FCA2S)
2010	1.50% to 2.60%	56,848	11.12 to 10.09	607,510	0.72%	11.31% to 10.07%
2009	1.50% to 2.20%	58,283	9.99 to 9.46	565,180	0.71%	11.57% to 10.77%
2008	1.50% to 2.20%	70,121	8.95 to 8.54	612,911	0.02%	-30.72% to -31.22%
2007	1.50% to 2.20%	84,547	12.92 to 12.41	1,070,416	0.57%	7.99% to 7.22%
2006	1.50% to 2.60%	94,849	11.97 to 11.36	1,115,659	0.53%	14.05% to 12.78%
Clover Value Fund II - Service Shares (FALFS)
2009	1.50% to 2.60%	23,209	8.41 to 7.72	187,104	2.34%	12.79% to 11.53%
2008	1.50% to 2.60%	27,949	7.46 to 6.92	201,610	1.41%	-34.95% to -35.68%
2007	1.50% to 2.60%	43,489	11.46 to 10.76	488,122	1.33%	-11.22% to -12.22%
2006	1.50% to 2.60%	49,357	12.91 to 12.25	626,940	1.32%	14.74% to 13.46%
(Continued)

130

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
High Income Bond Fund II - Service Shares (FHIBS)
2010	1.50% to 2.60%	154,353	$17.17 to $15.58	$2,568,928	8.79%	12.67% to 11.41%
2009	1.50% to 2.60%	242,434	15.24 to 13.98	3,594,078	10.82%	50.19% to 48.52%
2008	1.50% to 2.60%	273,394	10.15 to 9.41	2,716,350	9.62%	-27.2% to -28.02%
2007	1.50% to 2.60%	339,327	13.94 to 13.08	4,625,870	7.96%	1.63% to 0.49%
2006	1.50% to 2.60%	381,404	13.71 to 13.01	5,132,472	8.12%	8.91% to 7.7%
Market Opportunity Fund II - Service Shares (FVMOS)
2009	0.95% to 2.20%	312,243	9.93 to 9.48	3,079,972	1.98%	0.32% to -0.94%
2008	0.95% to 2.40%	469,126	9.9 to 9.52	4,620,131	1.76%	-1.81% to -3.24%
2007	0.95% to 1.85%	121,945	10.08 to 9.93	1,223,240	1.48%	-2.43% to -3.32%
2006	0.95% to 2.25%	113,120	10.33 to 10.24	1,166,083	0.00%	3.3% to 2.4%	*
Quality Bond Fund II - Primary Shares (FQB)
2010	0.95% to 2.25%	8,254,166	16.82 to 14.94	135,697,381	5.10%	7.47% to 6.06%
2009	0.95% to 2.30%	10,095,439	15.65 to 13.44	154,419,893	6.54%	19.29% to 17.68%
2008	0.95% to 2.70%	12,428,184	13.12 to 10.98	159,204,010	5.45%	-8.17% to -9.79%
2007	0.95% to 2.70%	16,768,928	14.28 to 12.17	233,498,819	4.90%	4.38% to 2.55%
2006	0.95% to 2.70%	19,923,851	13.69 to 11.87	265,905,915	4.23%	3.17% to 1.36%
Quality Bond Fund II - Service Shares (FQBS)
2010	1.50% to 2.60%	439,803	13.55 to 12.29	5,785,519	4.99%	6.66% to 5.47%
2009	1.50% to 2.60%	538,177	12.7 to 11.65	6,667,702	6.25%	18.35% to 17.03%
2008	1.50% to 2.60%	606,570	10.73 to 9.96	6,380,094	4.98%	-8.94% to -9.96%
2007	1.50% to 2.60%	733,237	11.78 to 11.06	8,484,162	4.67%	3.55% to 2.39%
2006	1.50% to 2.60%	826,174	11.38 to 10.8	9,261,610	3.83%	2.37% to 1.23%
Contrafund Portfolio - Service Class 2 (FC2)
2009	1.50% to 2.60%	871,508	13.56 to 12.44	11,508,587	1.15%	33.44% to 31.95%
2008	1.50% to 2.60%	983,215	10.16 to 9.43	9,774,545	0.73%	-43.55% to -44.18%
2007	1.50% to 2.60%	1,171,503	18 to 16.89	20,703,707	0.75%	15.53% to 14.24%
2006	1.50% to 2.60%	1,229,048	15.58 to 14.79	18,868,372	0.99%	9.76% to 8.54%
Fidelity(R) VIP Fund - Value Strategies Portfolio - Service Class 2 (FVSS2)
2010	1.50% to 2.60%	76,877	14.39 to 13.05	1,076,207	0.26%	24.44% to 23.06%
2009	1.50% to 2.60%	107,421	11.56 to 10.61	1,209,103	0.34%	54.8% to 53.07%
2008	1.50% to 2.60%	137,880	7.47 to 6.93	1,006,487	0.48%	-52.02% to -52.56%
2007	1.50% to 2.60%	172,687	15.57 to 14.61	2,634,568	0.63%	3.85% to 2.68%
2006	1.50% to 2.60%	189,220	14.99 to 14.23	2,790,485	0.35%	14.27% to 13%
VIP Fund -Contrafund Portfolio - Service Class (FCS)
2010	0.95% to 1.35%	627,694	21.72 to 20.65	13,355,641	0.09%	15.96% to 15.50%
2009	0.95% to 2.40%	21,380,872	18.73 to 10.26	389,004,147	1.25%	34.38% to 32.41%
2008	0.95% to 2.85%	25,997,531	13.94 to 8.86	351,356,151	0.79%	-43.16% to -44.31%
2007	0.95% to 2.85%	34,126,179	24.52 to 15.91	809,299,371	0.79%	16.39% to 14.21%
2006	0.95% to 2.85%	42,459,981	21.07 to 13.93	863,420,871	1.11%	10.53% to 8.49%
VIP Fund - Energy Portfolio - Service Class 2 (FNRS2)
2010	0.95% to 2.20%	2,554,064	10.56 to 9.95	26,870,031	0.36%	18.03% to 16.54%
2009	0.95% to 2.70%	2,882,823	8.95 to 13.58	25,998,693	0.23%	46.17% to 43.18%
2008	0.95% to 2.70%	3,165,031	6.12 to 9.49	20,000,808	0.00%	-54.84% to -55.66%
2007	0.95% to 2.70%	3,230,157	13.56 to 21.39	47,071,865	0.14%	44.25% to 41.81%
2006	0.95% to 2.65%	1,092,891	9.4 to 15.1	11,353,460	1.20%	-6.01% to -7.03%	*
VIP Fund - Equity-Income Portfolio - Service Class (FEIS)
2010	0.95% to 2.25%	17,468,381	14.79 to 11.04	256,820,879	1.64%	14.00% to 12.50%
2009	0.95% to 2.70%	21,467,817	12.97 to 9.35	276,837,475	2.09%	28.8% to 26.3%
2008	0.95% to 2.70%	26,543,981	10.07 to 7.4	265,365,034	2.08%	-43.25% to -44.34%
2007	0.95% to 2.70%	36,071,966	17.75 to 13.29	634,319,837	1.59%	0.45% to -1.27%
2006	0.95% to 2.65%	45,771,858	17.67 to 13.52	802,115,173	3.09%	18.94% to 16.97%
VIP Fund - Equity-Income Portfolio - Service Class 2 (FEI2)
2010	1.50% to 2.60%	604,329	11.48 to 10.41	6,746,388	1.50%	13.19% to 11.93%
2009	1.50% to 2.60%	766,428	10.14 to 9.3	7,577,401	2.02%	27.94% to 26.51%
2008	1.50% to 2.60%	912,834	7.92 to 7.35	7,081,339	2.06%	-43.67% to -44.3%
2007	1.50% to 2.60%	1,101,407	14.07 to 13.2	15,223,234	1.58%	-0.25% to -1.37%
2006	1.50% to 2.60%	1,257,321	14.1 to 13.38	17,476,446	2.90%	18.14% to 16.82%
VIP Fund - Freedom Fund 2010 Portfolio - Service Class (FF10S)
2010	0.95% to 1.80%	819,834	11.56 to 11.10	9,395,678	2.07%	11.67% to 10.71%
2009	0.95% to 2.05%	805,897	10.35 to 10.88	8,312,434	3.67%	22.97% to 21.54%
2008	0.95% to 2.05%	949,001	8.41 to 8.96	8,045,675	2.78%	-25.79% to -26.65%
2007	0.95% to 2.05%	717,498	11.34 to 12.21	8,298,619	3.47%	7.61% to 6.46%
2006	0.95% to 2.00%	238,181	10.54 to 11.48	2,662,735	5.69%	5.37% to 4.65%	*
VIP Fund - Freedom Fund 2010 Portfolio - Service Class 2 (FF10S2)
2010	1.25% to 2.25%	5,528	12.47 to 11.77	65,998	2.04%	11.14% to 10.01%
2009	1.25% to 2.25%	2,327	11.22 to 10.7	25,849	4.06%	22.41% to 21.17%
2008	1.25%	2,431	9.17	22,292	2.65%	-26.10%
2007	1.25%	2,743	12.4	34,024	2.15%	7.06%
(Continued)

131

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Fund - Freedom Fund 2020 Portfolio - Service Class (FF20S)
2010	0.95% to 2.05%	767,233	$11.11 to $10.54	$8,458,325	2.30%	13.43% to 12.17%
2009	0.95% to 1.95%	660,383	9.79 to 9.43	6,433,356	3.47%	27.55% to 26.27%
2008	0.95% to 2.30%	670,911	7.68 to 8.47	5,207,667	2.64%	-33.35% to -34.31%
2007	0.95% to 2.30%	561,279	11.52 to 12.89	6,595,444	2.99%	9.11% to 7.68%
2006	0.95% to 1.75%	203,073	10.56 to 12.08	2,180,054	2.85%	5.57% to 5.04%	*
VIP Fund - Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)
2010	1.25% to 2.25%	12,701	12.55 to 11.84	153,663	1.97%	12.93% to 11.73%
2009	1.25% to 2.25%	13,725	11.11 to 10.6	148,069	4.25%	26.94% to 25.66%
2008	1.25% to 2.25%	8,292	8.75 to 8.43	71,695	2.97%	-33.64% to -34.31%
2007	1.25% to 2.25%	3,382	13.19 to 12.84	43,848	2.13%	8.59% to 7.48%
2006	1.25% to 2.25%	2,852	12.15 to 11.95	34,337	2.38%	10.31% to 9.2%
VIP Fund - Freedom Fund 2030 Portfolio - Service Class (FF30S)
2010	0.95% to 1.80%	478,176	10.69 to 10.26	5,078,635	2.50%	14.90% to 13.91%
2009	0.95% to 1.80%	357,399	9.3 to 9.01	3,312,351	2.28%	30.16% to 29.04%
2008	0.95% to 2.10%	329,992	7.15 to 8.17	2,371,508	2.23%	-38.67% to -39.43%
2007	0.95% to 2.10%	301,314	11.65 to 13.49	3,625,337	3.07%	10.15% to 8.93%
2006	0.95% to 1.80%	85,992	10.58 to 12.45	948,186	2.81%	5.77% to 5.21%	*
VIP Fund - Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)
2010	1.25% to 2.25%	29,732	12.42 to 11.73	363,175	1.74%	14.4% to 13.31%
2009	1.25% to 2.25%	33,564	10.86 to 10.35	359,536	2.04%	29.54% to 28.23%
2008	1.25% to 2.25%	35,261	8.38 to 8.07	292,303	2.44%	-38.95% to -39.57%
2007	1.25% to 2.25%	27,932	13.73 to 13.36	377,140	2.63%	9.68% to 8.57%
2006	1.25% to 2.25%	12,830	12.51 to 12.3	158,537	2.54%	11.52% to 10.39%
VIP Fund - Growth Opportunities Portfolio - Service Class (FGOS)
2010	0.95% to 1.25%	73,468	10.45 to 9.76	727,853	0.00%	25.90% to 20.23%
2009	0.95% to 2.05%	2,823,689	8.54 to 5.68	23,519,320	0.37%	44.33% to 42.73%
2008	0.95% to 2.20%	3,325,249	5.91 to 3.92	19,201,947	0.30%	-55.49% to -56.05%
2007	0.95% to 2.20%	4,293,709	13.29 to 8.92	55,514,117	0.00%	21.87% to 20.32%
2006	0.95% to 2.35%	5,734,093	10.9 to 7.58	60,614,578	0.64%	4.3% to 2.86%
VIP Fund - Growth Portfolio - Service Class (FGS)
2010	0.95% to 2.20%	13,259,948	14.25 to 8.08	179,671,360	0.17%	22.88% to 21.33%
2009	0.95% to 2.30%	15,488,178	11.6 to 6.92	170,635,502	0.32%	26.93% to 24.94%
2008	0.95% to 2.40%	18,900,121	9.14 to 5.48	163,345,176	0.63%	-47.74% to -48.55%
2007	0.95% to 2.50%	25,956,718	17.48 to 10.55	427,273,711	0.64%	25.66% to 23.77%
2006	0.95% to 2.65%	33,064,556	13.91 to 8.42	428,694,016	0.30%	5.72% to 3.95%
VIP Fund - Growth Portfolio - Service Class 2 (FG2)
2010	1.50% to 2.60%	266,660	10.71 to 9.72	2,776,071	0.03%	22.01% to 20.64%
2009	1.50% to 2.60%	341,722	8.78 to 8.06	2,922,370	0.19%	26.05% to 24.64%
2008	1.50% to 2.60%	418,764	6.97 to 6.46	2,846,744	0.55%	-48.1% to -48.68%
2007	1.50% to 2.60%	450,197	13.42 to 12.6	5,923,337	0.39%	24.75% to 23.35%
2006	1.50% to 2.60%	544,353	10.76 to 10.21	5,765,569	0.16%	4.98% to 3.81%
VIP Fund - High Income Portfolio - Service Class (FHIS)
2010	0.95% to 2.20%	4,355,171	13.01 to 10.63	57,786,511	7.15%	12.71% to 11.29%
2009	0.95% to 2.45%	5,487,281	11.55 to 10.06	64,565,193	7.36%	42.41% to 40.23%
2008	0.95% to 2.45%	7,073,592	8.11 to 7.18	58,430,449	7.31%	-25.78% to -26.93%
2007	0.95% to 2.55%	10,440,891	10.92 to 9.73	116,457,034	6.02%	1.68% to 0.06%
2006	0.95% to 2.65%	18,673,694	10.74 to 9.65	206,301,456	7.08%	10.12% to 8.27%
VIP Fund - High Income Portfolio - Service Class R (FHISR)
2010	0.95% to 2.20%	5,516,431	11.72 to 11.18	64,197,429	9.52%	12.58% to 11.16%
2009	0.95% to 2.45%	4,212,440	10.41 to 9.99	43,660,512	8.36%	42.56% to 40.38%
2008	0.95% to 2.45%	3,359,844	7.3 to 7.11	24,447,258	7.39%	-25.69% to -26.85%
2007	0.95% to 2.45%	3,077,761	9.82 to 9.72	30,185,520	17.46%	-1.77% to -2.77%	*
VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)
2010	0.95% to 2.20%	5,555,592	13.23 to 12.01	72,621,963	3.21%	6.66% to 5.31%
2009	0.95% to 2.40%	6,353,808	12.41 to 12.21	78,092,553	8.2%	14.57% to 12.92%
2008	0.95% to 2.25%	4,984,533	10.83 to 10.92	53,716,394	4.23%	-4.26% to -5.51%
2007	0.95% to 2.25%	5,743,749	11.31 to 11.56	65,152,473	3.99%	3.22% to 1.88%
2006	0.95% to 2.40%	5,515,247	10.96 to 11.27	61,260,909	3.59%	3.31% to 1.81%
VIP Fund - Mid Cap Portfolio - Service Class (FMCS)
2010	0.95% to 2.20%	4,461,090	11.97 to 11.28	53,007,856	0.29%	27.48% to 25.87%
2009	0.95% to 2.40%	3,928,131	9.39 to 12.1	36,894,241	0.64%	38.69% to 36.5%
2008	0.95% to 2.65%	3,606,217	6.77 to 8.78	24,918,988	0.34%	-40.08% to -41.17%
2007	0.95% to 2.65%	3,720,767	11.3 to 14.92	43,912,299	0.76%	14.38% to 12.48%
2006	0.95% to 2.65%	2,219,901	9.88 to 13.27	23,686,575	0.00%	-1.2% to -2.29%	*
(Continued)

132

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Fund - Mid Cap Portfolio - Service Class 2 (FMC2)
2010	1.50% to 2.60%	352,256	$21.73 to $19.71	$7,431,732	0.10%	26.64% to 25.23%
2009	1.50% to 2.60%	463,361	17.16 to 15.74	7,739,724	0.34%	37.66% to 36.12%
2008	1.50% to 2.60%	562,586	12.46 to 11.56	6,851,029	0.24%	-40.51% to -41.18%
2007	1.50% to 2.60%	688,268	20.95 to 19.66	14,136,936	0.50%	13.6% to 12.32%
2006	1.50% to 2.60%	726,383	18.44 to 17.5	13,188,602	0.18%	10.72% to 9.49%
VIP Fund - Overseas Portfolio - Service Class (FOS)
2010	0.95% to 2.20%	1,404,565	15.25 to 11.07	21,449,069	1.25%	11.92% to 10.51%
2009	0.95% to 2.20%	1,697,629	13.63 to 10.02	23,195,540	1.92%	25.24% to 23.66%
2008	0.95% to 2.20%	2,082,989	10.88 to 8.1	22,758,715	2.28%	-44.4% to -45.1%
2007	0.95% to 2.20%	2,660,164	19.57 to 14.76	52,254,014	3.14%	16.09% to 14.61%
2006	0.95% to 2.20%	3,528,715	16.86 to 12.88	60,072,973	0.82%	16.83% to 15.36%
VIP Fund - Overseas Portfolio - Service Class 2 R (FO2R)
2010	1.50% to 2.60%	299,579	14.49 to 13.14	4,222,224	1.05%	11.13% to 9.90%
2009	1.50% to 2.60%	421,604	13.03 to 11.96	5,354,781	1.89%	24.31% to 22.92%
2008	1.50% to 2.60%	503,679	10.49 to 9.73	5,159,377	2.09%	-44.79% to -45.41%
2007	1.50% to 2.60%	614,490	18.99 to 17.82	11,430,563	2.99%	15.29% to 14%
2006	1.50% to 2.60%	648,323	16.47 to 15.63	10,502,811	0.74%	16.05% to 14.76%
VIP Fund - Overseas Portfolio - Service Class R (FOSR)
2010	0.95% to 2.20%	2,367,047	15.40 to 13.79	35,872,048	1.21%	11.94% to 10.53%
2009	0.95% to 2.45%	3,074,483	13.75 to 12.23	41,693,409	1.92%	25.29% to 23.15%
2008	0.95% to 2.45%	3,829,152	10.98 to 9.93	41,459,294	2.16%	-44.41% to -45.32%
2007	0.95% to 2.45%	5,132,023	19.75 to 18.16	100,110,525	3.14%	16.11% to 14.43%
2006	0.95% to 2.65%	6,293,681	17.01 to 15.72	105,827,473	0.86%	16.83% to 14.93%
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)
2010	0.95% to 2.05%	1,026,381	15.21 to 13.80	15,377,908	0.39%	25.25% to 23.86%
2009	0.95% to 2.20%	1,328,090	12.14 to 11.01	15,897,453	0.5%	55.9% to 53.93%
2008	0.95% to 2.40%	1,388,196	7.79 to 7.06	10,650,306	0.58%	-51.64% to -52.44%
2007	0.95% to 2.50%	1,995,932	16.1 to 14.75	31,684,564	0.95%	4.59% to 3.02%
2006	0.95% to 2.65%	2,381,904	15.39 to 14.22	36,180,710	0.60%	15.1% to 13.19%
Franklin Income Securities Fund - Class 2 (FTVIS2)
2010	0.95% to 2.20%	4,370,430	11.96 to 11.27	51,734,546	6.48%	11.60% to 10.20%
2009	0.95% to 2.25%	4,609,866	10.72 to 10.2	48,998,095	7.73%	34.31% to 32.46%
2008	0.95% to 2.30%	4,245,169	7.98 to 7.69	33,666,942	5.72%	-30.32% to -31.33%
2007	0.95% to 2.30%	5,243,133	11.45 to 11.2	59,809,002	4.36%	2.77% to 1.41%
2006	0.95% to 2.25%	3,299,693	11.15 to 11.05	36,704,669	0.32%	11.46% to 10.5%	*
Franklin Rising Dividends Securities Fund - Class 2 (FTVRD2)
2010	1.25% to 2.25%	55,395	12.67 to 11.21	678,413	1.65%	19.09% to 17.95%
2009	1.25% to 2.25%	63,352	10.64 to 9.5	653,229	1.46%	15.86% to 14.7%
2008	1.25% to 2.25%	74,256	9.18 to 8.28	662,345	1.79%	-28.01% to -28.74%
2007	1.25% to 2.25%	90,221	12.75 to 11.63	1,120,876	2.39%	-3.91% to -4.89%
2006	1.25% to 2.25%	106,400	13.27 to 12.22	1,376,537	1.25%	15.66% to 14.5%
Franklin Small Cap Value Securities Fund - Class 2 (FTVSV2)
2010	0.95% to 1.95%	2,143,936	10.61 to 10.12	22,914,997	0.79%	27.00% to 25.72%
2009	0.95% to 2.30%	2,007,761	8.36 to 10.2	17,042,279	1.45%	27.93% to 26.01%
2008	0.95% to 2.65%	2,135,224	6.53 to 7.99	14,375,230	1.15%	-33.65% to -34.86%
2007	0.95% to 2.40%	1,615,021	9.84 to 12.35	16,573,648	0.90%	-3.31% to -4.69%
2006	0.95% to 2.25%	1,233,894	10.18 to 12.63	13,300,620	0.11%	1.81% to 14.36%	*
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
2010	0.95% to 2.20%	1,121,698	12.72 to 11.99	14,177,454	1.35%	16.40% to 14.93%
2009	0.95% to 2.20%	1,279,742	10.93 to 10.43	14,037,162	2.63%	70.99% to 68.84%
2008	0.95% to 2.15%	746,789	6.39 to 6.19	4,888,874	2.66%	-53.12% to -53.69%
2007	0.95% to 2.30%	1,629,698	13.63 to 19.9	23,911,115	1.70%	27.47% to 25.86%
2006	0.95% to 2.25%	483,848	10.69 to 15.83	5,857,903	0.35%	6.95% to 6.08%	*
Templeton Foreign Securities Fund - Class 2 (TIF2)
2010	1.25%	1,946	15.87	30,887	1.84%	7.03%
2009	1.25%	2,121	14.83	31,449	4.37%	35.33%
2008	1.25%	4,144	10.96	45,418	2.18%	-41.12%
2007	1.25%	5,496	18.61	102,271	1.90%	14.01%
2006	1.25%	6,397	16.32	104,412	1.25%	19.93%
Templeton Foreign Securities Fund - Class 3 (TIF3)
2010	0.95% to 2.20%	798,014	10.72 to 10.10	8,510,162	1.47%	7.38% to 6.02%
2009	0.95% to 2.25%	1,082,482	9.98 to 11.67	10,823,879	3.4%	35.89% to 33.94%
2008	0.95% to 2.20%	1,248,884	7.35 to 8.73	9,345,898	2.65%	-40.96% to -41.76%
2007	0.95% to 2.20%	1,094,763	12.44 to 14.99	14,104,423	2.37%	14.34% to 12.98%
2006	0.95% to 2.10%	505,381	10.88 to 13.29	5,780,587	0.39%	8.83% to 8.05%	*
(Continued)

133

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
2010	0.95% to 2.20%	3,633,038	$16.14 to $15.21	$58,145,726	1.36%	13.29% to 11.86%
2009	0.95% to 2.70%	3,437,497	14.25 to 13.76	48,665,063	13.65%	17.56% to 15.54%
2008	0.95% to 2.70%	3,465,329	12.12 to 11.91	41,907,618	3.91%	5.2% to 3.38%
2007	0.95% to 2.70%	2,850,554	11.52	32,899,638	2.47%	9.97% to 8.07%
2006	0.95% to 2.30%	1,106,336	10.47 to 10.73	11,740,492	0.98%	4.74% to 3.82%	*
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
2010	0.95% to 2.20%	478,144	9.32 to 9.01	4,419,657	2.32%	9.21% to 7.83%
2009	0.95% to 2.40%	392,225	8.53 to 8.31	3,326,554	4.2%	29.01% to 26.98%
2008	0.95% to 2.40%	152,212	6.61 to 6.54	1,004,818	5.09%	-33.86% to -34.56%	*
Guardian Portfolio - I Class Shares (AMGP)
2010	1.60% to 1.75%	16,109	17.42 to 11.73	199,575	0.32%	17.11% to 16.93%
2009	1.6% to 1.75%	24,926	14.87 to 10.03	282,823	0.01%	27.61% to 27.42%
2008	0.95% to 2.65%	3,174,895	13.25 to 7.86	38,909,878	0.51%	-37.84% to -38.97%
2007	0.95% to 2.30%	4,032,425	21.32 to 13.29	80,055,450	0.26%	6.36% to 4.97%
2006	0.95% to 2.30%	5,156,402	20.04 to 12.66	95,524,513	0.63%	12.3% to 10.83%
International Portfolio - S Class Shares (AMINS)
2008	0.95% to 2.20%	266,109	5.63 to 7.39	1,559,540	0.00%	-46.95% to -47.7%
2007	0.95% to 2.40%	1,121,173	10.61 to 14.06	12,875,434	2.30%	2.23% to 0.79%
2006	0.95% to 2.40%	506,394	10.38 to 13.95	5,724,548	0.37%	3.83% to 2.87%	*
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
2010	0.95% to 1.75%	25,562	25.01 to 14.18	418,065	0.00%	27.87% to 26.84%
2009	1.60% to 1.75%	27,121	15.84 to 11.18	349,144	0.00%	29.49% to 29.3%
2008	0.95% to 2.30%	4,899,483	15 to 8.04	66,348,641	0.00%	-43.91% to -44.73%
2007	0.95% to 2.35%	6,698,477	26.75 to 14.48	160,332,215	0.00%	21.36% to 19.74%
2006	0.95% to 2.65%	8,624,822	22.04 to 11.8	167,202,644	0.00%	13.61% to 11.74%
Partners Portfolio - I Class Shares (AMTP)
2010	1.10% to 1.75%	4,601	16.56 to 11.62	62,147	0.77%	14.39% to 13.64%
2009	1.60% to 1.75%	49,029	13.67 to 10.23	508,356	0.04%	53.58% to 53.34%
2008	0.95% to 2.40%	5,238,503	8.4 to 6.9	45,631,990	0.46%	-52.85% to -53.6%
2007	0.95% to 2.65%	7,015,661	17.81 to 14.54	129,223,624	0.60%	8.29% to 6.48%
2006	0.95% to 2.65%	9,274,134	16.45 to 13.66	158,663,346	0.69%	11.18% to 9.33%
Regency Portfolio - S Class Shares (AMRS)
2010	1.25%	331	12.35	4,090	0.02%	24.44%
2009	1.25%	422	9.93	4,191	0.00%	44.33%
2008	0.95% to 2.15%	408,423	5.58 to 6.65	2,329,001	0.85%	-46.46% to -47.19%
2007	0.95% to 2.15%	536,697	10.42 to 12.6	5,708,166	0.46%	2.07% to 0.87%
2006	0.95% to 2.05%	461,292	10.2 to 12.51	4,821,327	0.66%	2.04% to 1.31%	*
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
2010	0.95% to 2.60%	185,434	8.39 to 10.69	1,711,120	0.00%	18.48% to 16.50%
2009	0.95% to 2.60%	189,090	7.08 to 9.17	1,482,626	0.00%	21.59% to 19.56%
2008	0.95% to 2.60%	150,345	5.82 to 7.67	1,041,006	0.00%	-40.05% to -41.05%
2007	0.95% to 2.60%	138,132	9.71 to 13.01	1,705,972	0.00%	-0.45% to -2.11%
2006	0.95% to 2.60%	118,814	9.76 to 13.29	1,557,992	0.00%	-2.44% to 2.52%	*
Socially Responsive Portfolio - I Class Shares (AMSRS)
2010	0.95% to 2.45%	717,855	13.66 to 12.34	9,712,445	0.03%	21.69% to 19.85%
2009	0.95% to 2.45%	315,329	11.22 to 10.29	3,523,342	2.09%	30.18% to 28.21%
2008	0.95% to 2.45%	389,079	8.62 to 8.03	3,377,675	1.01%	-40.02% to -40.93%
2007	0.95% to 2.20%	1,195,809	14.37 to 16.56	17,666,241	0.11%	6.59% to 5.3%
2006	0.95% to 2.20%	801,737	13.48 to 15.73	11,396,044	0.13%	12.63% to 11.26%
Capital Appreciation Fund/VA - Service Class (OVCAFS)
2009	1.50% to 2.60%	366,282	9.9 to 9.09	3,549,018	0.01%	41.99% to 40.41%
2008	1.50% to 2.60%	441,461	6.98 to 6.47	3,022,639	0.00%	-46.48% to -47.08%
2007	1.50% to 2.60%	515,617	13.03 to 12.23	6,607,818	0.01%	12.14% to 10.88%
2006	1.50% to 2.60%	561,578	11.62 to 11.03	6,433,761	0.20%	6.07% to 4.89%
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
2010	0.95% to 1.35%	209,242	15.20 to 15.87	3,373,897	0.20%	8.42% to 7.89%
2009	0.95% to 2.45%	10,161,530	14.02 to 9.58	144,577,862	0.33%	43.15% to 40.77%
2008	0.95% to 2.65%	12,747,789	9.8 to 6.67	126,536,235	0.15%	-46.04% to -47.02%
2007	0.95% to 2.70%	17,017,191	18.15 to 12.53	312,810,367	0.24%	13.06% to 11.12%
2006	0.95% to 2.70%	21,906,532	16.06 to 11.27	357,036,397	0.39%	6.93% to 5.08%
Global Securities Fund/VA - Class 3 (OVGS3)
2010	0.95% to 2.60%	4,418,360	22.05 to 19.38	95,853,925	1.49%	14.87% to 12.96%
2009	0.95% to 2.60%	5,462,572	19.19 to 17.16	103,265,246	2.26%	38.37% to 36.06%
2008	0.95% to 2.65%	6,681,809	13.87 to 12.6	91,407,219	1.60%	-40.76% to -41.86%
2007	0.95% to 2.65%	8,674,031	23.41 to 21.68	200,680,424	1.42%	5.32% to 3.57%
2006	0.95% to 2.65%	10,676,504	22.23 to 20.93	234,998,177	1.03%	16.57% to 14.67%
(Continued)

134

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Global Securities Fund/VA - Non-Service Shares (OVGS)
2010	0.95% to 2.40%	4,726,587	$14.03 to $11.99	$64,970,455	1.50%	14.86% to 13.18%
2009	0.95% to 2.40%	5,899,391	12.22 to 10.59	70,940,440	2.32%	38.44% to 36.42%
2008	0.95% to 2.85%	7,350,485	8.82 to 11.65	65,562,649	1.66%	-40.76% to -41.97%
2007	0.95% to 2.85%	9,761,653	14.89 to 20.08	153,056,196	1.43%	5.3% to 3.34%
2006	0.95% to 2.85%	11,724,356	14.14 to 19.43	180,011,728	1.05%	16.58% to 14.43%
Global Securities Fund/VA - Service Class (OVGSS)
2010	1.50% to 2.60%	171,295	15.82 to 14.35	2,629,627	1.32%	13.97% to 12.70%
2009	1.50% to 2.60%	234,040	13.88 to 12.73	3,160,699	2.01%	37.26% to 35.73%
2008	1.50% to 2.60%	299,786	10.11 to 9.38	2,960,179	1.33%	-41.23% to -41.89%
2007	1.50% to 2.60%	370,311	17.2 to 16.14	6,237,525	1.22%	4.48% to 3.31%
2006	1.50% to 2.60%	416,735	16.47 to 15.63	6,740,600	0.85%	15.61% to 14.32%
High Income Fund/VA - Class 3 (OVHI3)
2010	0.95% to 2.20%	995,159	2.86 to 2.73	2,832,621	5.69%	13.60% to 12.16%
2009	0.95% to 2.20%	859,349	2.52 to 2.44	2,158,516	0.00%	25.55% to 23.96%
2008	0.95% to 2.20%	160,909	2.01 to 1.96	322,010	5.25%	-79.09% to -79.36%
2007	0.95% to 2.25%	182,957	9.6 to 9.52	1,752,944	0.00%	-4% to -4.85%	*
High Income Fund/VA - Non-Service Shares (OVHI)
2010	0.95% to 1.55%	40,971	3.11 to 3.02	126,029	6.16%	13.72% to 13.03%
2009	0.95% to 1.65%	45,401	2.73 to 2.79	123,551	0.00%	24.13% to 21.8%
2008	0.95% to 1.70%	58,162	2.2 to 2.29	128,455	8.37%	-78.88% to -79.1%
2007	0.95% to 2.25%	128,274	10.43 to 10.79	1,349,911	9.65%	-1.06% to -2.33%
2006	0.95% to 2.30%	225,947	10.54 to 11.04	2,407,087	0.00%	5.41% to 4.47%	*
High Income Fund/VA - Service Class (OVHIS)
2010	1.25%	7,510	3.52	26,420	5.98%	13.12%
2009	1.25%	8,314	3.11	25,880	0.00%	24.38%
2008	1.25%	9,322	2.5	23,306	7.46%	-78.84%
2007	1.25%	10,820	11.83	127,992	10.61%	-1.72%
2006	1.25%	11,906	12.04	143,303	8.95%	7.86%
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
2010	0.95% to 2.25%	8,884,716	12.44 to 8.43	115,518,627	1.15%	15.01% to 13.50%
2009	0.95% to 2.30%	10,897,405	10.81 to 8.75	123,287,525	1.97%	27.07% to 25.17%
2008	0.95% to 2.65%	13,429,592	8.51 to 6.75	119,566,222	1.61%	-39.06% to -40.17%
2007	0.95% to 2.65%	18,473,644	13.96 to 11.28	270,387,331	1.08%	3.43% to 1.7%
2006	0.95% to 2.65%	23,057,427	13.5 to 11.09	329,617,768	1.16%	13.94% to 12.04%
Main Street Fund(R)/VA - Service Class (OVGIS)
2010	1.50% to 2.60%	277,137	11.31 to 10.26	3,062,481	0.95%	14.09% to 12.82%
2009	1.50% to 2.60%	334,673	9.91 to 9.1	3,245,291	1.66%	26.07% to 24.67%
2008	1.50% to 2.60%	391,338	7.86 to 7.3	3,018,113	1.37%	-39.55% to -40.22%
2007	1.50% to 2.60%	664,432	13.01 to 12.21	8,506,714	0.86%	2.58% to 1.43%
2006	1.50% to 2.60%	714,818	12.68 to 12.03	8,944,319	0.98%	13.04% to 11.78%
Main Street Small Cap Fund(R)/VA - Non-Service Shares (OVSC)
2010	0.95% to 1.85%	930,790	10.04 to 9.62	9,283,938	0.57%	22.23% to 21.13%
2009	0.95% to 2.00%	1,073,093	8.21 to 10.63	8,820,680	0.86%	35.89% to 34.28%
2008	0.95% to 2.20%	954,905	6.04 to 7.85	5,836,724	0.51%	-38.42% to -39.28%
2007	0.95% to 2.20%	1,108,657	9.82 to 12.94	11,355,895	0.31%	-2.15% to -3.35%
2006	0.95% to 2.25%	660,025	10.03 to 9.94	7,089,285	0.00%	0.31% to -0.56%	*
Main Street Small Cap Fund(R)/VA - Service Class (OVSCS)
2010	1.25%	13,564	14.57	197,565	0.42%	21.48%
2009	1.25%	14,582	11.99	174,782	0.65%	35.17%
2008	1.25%	15,897	8.87	141,006	0.26%	-38.78%
2007	1.25%	13,112	14.48	189,918	0.17%	-2.63%
2006	1.25%	14,220	14.88	211,533	0.02%	13.23%
MidCap Fund/VA - Non-Service Shares (OVAG)
2010	0.95% to 2.25%	5,038,472	12.19 to 4.79	66,253,324	0.00%	26.26% to 24.60%
2009	0.95% to 2.25%	5,642,712	9.65 to 3.85	58,874,182	0.00%	31.35% to 29.62%
2008	0.95% to 2.30%	6,695,313	7.35 to 2.95	53,173,243	0.00%	-49.55% to -50.24%
2007	0.95% to 2.70%	8,636,413	14.57 to 11.51	135,797,826	0.00%	5.32% to 3.48%
2006	0.95% to 2.70%	11,328,404	13.83 to 11.12	171,399,480	0.00%	1.98% to 0.23%
Strategic Bond Fund/VA - Service Class (OVSBS)
2010	1.50% to 2.60%	284,422	16.18 to 14.68	4,488,006	8.09%	13.05% to 11.79%
2009	1.50% to 2.60%	325,335	14.31 to 13.13	4,558,458	0.24%	16.63% to 15.33%
2008	1.50% to 2.60%	346,353	12.27 to 11.39	4,170,962	5.23%	-15.77% to -16.71%
2007	1.50% to 2.60%	452,665	14.57 to 13.67	6,489,866	3.32%	7.9% to 6.69%
2006	1.50% to 2.60%	418,884	13.5 to 12.81	5,583,752	3.61%	5.63% to 4.45%
(Continued)

135

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Real Return Portfolio - Administrative Class (PMVRRA)
2010	0.95% to 1.30%	66,930	$12.87 to $12.66	$855,103	1.43%	6.91% to 6.53%
2009	0.95% to 1.30%	65,525	12.02 to 11.87	782,688	3.12%	17.27% to 16.95%
2008	0.95% to 1.30%	66,141	10.25 to 10.15	675,187	3.63%	-7.91% to -8.31%
2007	0.95% to 1.30%	25,083	11.13 to 11.07	278,591	5.95%	9.66% to 9.28%
2006	0.95% to 1.30%	74,407	10.15 to 10.13	755,146	3.97%	1.5% to 1.3%	*
Series D (Global Series) (SBLD)
2010	1.10% to 1.30%	23,376	10.32 to 10.23	240,880	0.00%	14.23% to 14.01%
2009	1.10% to 1.30%	23,481	9.02 to 8.96	211,619	0.00%	17.91% to 18.21%
2008	0.95% to 1.30%	21,833	7.65 to 7.58	166,288	0.00%	-33.80% to -39.17%
2007	1.10% to 1.30%	15,283	12.5 to 12.46	190,962	0.00%	7.67% to 7.32%
2006	1.10% to 1.15%	10,257	11.61	119,083	0.00%	16.1%	*
Series J (Mid Cap Growth Series) (SBLJ)
2010	0.95% to 1.30%	16,355	9.53 to 9.37	154,677	0.00%	22.83% to 22.37%
2009	0.95% to 1.30%	14,777	7.74 to 7.65	113,801	0.00%	42.54% to 42.19%
2008	0.95% to 1.30%	11,088	5.43 to 5.38	59,995	0.00%	-40.54% to -40.75%
2007	0.95% to 1.30%	6,602	9.13 to 9.08	60,149	0.00%	-11.36% to -11.67%
2006	0.95% to 1.20%	5,632	10.3 to 10.28	57,954	0.00%	3% to 2.8%	*
Series N (Managed Asset Allocation Series) (SBLN)
2010	0.95% to 1.30%	12,170	11.37 to 11.19	137,282	0.00%	9.35% to 8.97%
2009	0.95% to 1.25%	14,169	10.38 to 10.27	146,319	0.00%	24.46% to 24.03%
2008	0.95% to 1.25%	12,844	8.34 to 8.28	106,763	0.00%	-27.92% to -28.06%
2007	0.95% to 1.25%	10,932	11.57 to 11.51	126,202	0.00%	5.09% to 4.64%
2006	1.10% to 1.25%	5,872	11.01 to 11	64,646	0.00%	10.1% to 10%	*
Series O (All Cap Value Series) (SBLO)
2010	0.95% to 1.30%	98,721	10.75 to 10.58	1,054,397	0.00%	15.33% to 14.94%
2009	0.95% to 1.30%	75,841	9.31 to 9.19	702,539	0.00%	31.87% to 31.29%
2008	0.95% to 1.30%	117,337	7.06 to 7	826,269	0.00%	-39.03% to -39.24%
2007	0.95% to 1.30%	25,150	11.58 to 11.52	290,548	0.00%	1.85% to 1.41%
2006	0.95% to 1.15%	13,985	11.37 to 11.36	158,900	0.00%	13.7% to 13.6%	*
Series P (High Yield Series) (SBLP)
2010	0.95% to 1.30%	29,311	14.54 to 14.31	423,441	0.00%	14.18% to 13.78%
2009	0.95% to 1.30%	35,166	12.72 to 12.56	445,532	0.00%	71.2% to 70.42%
2008	0.95% to 1.30%	17,473	7.43 to 7.37	129,324	0.00%	-30.69% to -30.86%
2007	0.95% to 1.30%	40,974	10.72 to 10.66	438,344	0.00%	1.13% to 0.76%
2006	0.95% to 1.30%	57,506	10.6 to 10.58	609,242	0.00%	6% to 5.8%	*
Series Q (Small Cap Value Series) (SBLQ)
2010	0.95% to 1.30%	82,673	13.35 to 13.14	1,095,848	0.00%	20.56% to 20.14%
2009	0.95% to 1.30%	63,451	11.06 to 10.92	697,437	0.00%	54.47% to 53.8%
2008	0.95% to 1.30%	64,592	7.16 to 7.1	460,344	0.00%	-39.17% to -39.37%
2007	0.95% to 1.30%	52,222	11.77 to 11.71	612,804	0.00%	9.29% to 8.83%
2006	1.10% to 1.20%	17,623	10.77 to 10.76	189,748	0.00%	7.7% to 7.6%	*
Series V (Mid Cap Value Series) (SBLV)
2010	0.95% to 1.30%	189,899	12.77 to 12.57	2,406,943	0.00%	16.51% to 16.11%
2009	0.95% to 1.30%	185,377	10.95 to 10.81	2,018,141	0.00%	42.58% to 42.05%
2008	0.95% to 1.30%	173,469	7.68 to 7.61	1,327,038	0.00%	-29.15% to -29.41%
2007	0.95% to 1.30%	128,838	10.84 to 10.78	1,392,964	0.00%	0.93% to 0.56%
2006	0.95% to 1.25%	48,041	10.74 to 10.72	515,556	0.00%	7.4% to 7.2%	*
Series X (Small Cap Growth Series) (SBLX)
2010	0.95% to 1.15%	12,090	9.74 to 9.65	117,162	0.00%	28.68% to 28.41%
2009	0.95% to 1.15%	6,371	7.56 to 7.51	47,929	0.00%	33.81% to 33.63%
2008	0.95% to 1.15%	4,010	5.65 to 5.62	22,552	0.00%	-47.59% to -47.82%
2007	1.10% to 1.15%	145	10.78 to 10.77	1,561	0.00%	4.46% to 4.36%
2006	1.10% to 1.15%	81	10.32	836	0.00%	3.2%	*
Series Y (Select 25 Series) (SBLY)
2010	1.10% to 1.25%	2,191	9.52 to 9.45	20,806	0.00%	15.20% to 15.02%
2009	1.10% to 1.25%	3,045	8.25 to 8.2	25,093	0.00%	31.79% to 31.62%
2008	1.10% to 1.25%	2,318	6.26 to 6.23	14,497	0.00%	-37.77% to -37.89%
2007	1.10% to 1.25%	545	10.06 to 10.03	5,466	0.00%	-7.2% to -7.39%
2006	1.10% to 1.25%	1,127	10.84 to 10.83	12,212	0.00%	8.4% to 8.3%	*
Total Return Portfolio - Administrative Class (PMVTRA)
2010	0.95% to 1.30%	209,787	14.01 to 13.79	2,920,948	2.41%	6.92% to 6.54%
2009	0.95% to 1.30%	188,936	13.08 to 12.92	2,460,265	5.11%	12.95% to 12.64%
2008	0.95% to 1.30%	153,732	11.58 to 11.47	1,774,326	4.48%	3.86% to 3.43%
2007	0.95% to 1.30%	33,848	11.15 to 11.09	376,864	5.60%	7.73% to 7.15%
2006	0.95% to 1.10%	21,396	10.35	221,448	3.67%	3.5%	*
(Continued)

136

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Putnam VT Growth and Income Fund - IB Shares (PVGIB)
2010	1.25%	1,028	$11.31	$11,629	1.57%	12.90%
2009	1.25%	1,111	10.02	11,122	2.6%	28.19%
2008	1.25%	1,634	7.81	12,762	2.03%	-39.46%
2007	1.25%	2,177	12.91	28,097	1.24%	-7.22%
2006	1.25%	2,742	13.91	38,143	1.39%	14.47%
Capital Growth Portfolio - Class II (ACEG2)
2010	1.50% to 2.60%	138,423	11.34 to 10.29	1,517,174	0.00%	17.77% to 16.46%
2009	1.50% to 2.60%	181,324	9.63 to 8.83	1,694,443	0.00%	63.16% to 61.34%
2008	1.50% to 2.50%	207,406	5.9 to 5.51	1,194,326	0.19%	-49.88% to -50.39%
2007	1.50% to 2.50%	215,311	11.77 to 11.11	2,481,515	0.00%	14.88% to 13.71%
2006	1.50% to 2.60%	254,837	10.25 to 9.72	2,564,525	0.00%	1.09% to -0.04%
Comstock Portfolio - Class II (ACC2)
2010	1.50% to 2.60%	647,015	12.32 to 11.18	7,741,763	0.14%	13.96% to 12.69%
2009	1.50% to 2.60%	821,709	10.81 to 9.92	8,659,295	4.31%	26.48% to 25.07%
2008	1.50% to 2.60%	1,011,292	8.55 to 7.93	8,446,011	2.42%	-36.77% to -37.47%
2007	1.50% to 2.60%	1,281,115	13.52 to 12.68	16,966,951	1.68%	-3.8% to -4.88%
2006	1.50% to 2.60%	1,437,197	14.05 to 13.33	19,854,900	1.25%	14.31% to 13.04%
Diversified Stock Fund Class A Shares (VYDS)
2010	0.95% to 1.70%	383,725	12.35 to 11.26	4,624,290	0.72%	11.28% to 10.44%
2009	0.95% to 2.05%	510,692	11.1 to 9.81	5,537,239	0.82%	25.85% to 24.28%
2008	0.95% to 2.05%	691,105	8.82 to 7.89	5,917,748	0.73%	-38.46% to -39.19%
2007	0.95% to 2.15%	975,201	14.33 to 12.87	13,517,054	0.67%	8.9% to 7.64%
2006	0.95% to 2.15%	1,255,579	13.16 to 11.96	15,902,096	0.32%	12.6% to 11.3%
Micro-Cap Portfolio - Investment Class (ROCMC)
2010	0.95% to 1.30%	83,270	12.84 to 12.63	1,061,105	2.04%	28.54% to 28.07%
2009	0.95% to 1.30%	78,868	9.97 to 9.85	781,980	0.00%	56.51% to 56.1%
2008	0.95% to 1.30%	68,775	6.37 to 6.31	436,495	3.32%	-43.83% to -44.06%
2007	0.95% to 1.30%	41,378	11.34 to 11.28	467,888	2.31%	3% to 2.64%
2006	0.95% to 1.20%	11,724	11.01 to 10.99	128,982	0.31%	10.1% to 9.9%	*
Blue Chip Growth Portfolio - II (TRBCG2)
2009	0.95% to 1.95%	754,802	9.4 to 10.45	7,071,421	0.00%	40.44% to 38.86%
2008	0.95% to 2.20%	1,679,454	6.69 to 7.45	11,323,627	0.10%	-43.2% to -43.97%
2007	0.95% to 2.20%	1,844,368	11.78 to 13.3	22,155,421	0.10%	11.41% to 10.07%
2006	0.95% to 2.20%	1,416,705	10.58 to 12.09	15,312,049	0.38%	5.76% to 4.89%	*
Equity Income Portfolio - II (TREI2)
2009	0.95% to 2.05%	1,708,614	8.81 to 8.46	15,026,299	1.55%	24.06% to 22.68%
2008	0.95% to 2.65%	1,993,851	7.1 to 7.62	14,377,376	2.16%	-36.87% to -38.03%
2007	0.95% to 2.65%	1,986,743	11.25 to 12.29	22,946,653	1.71%	2.05% to 0.35%
2006	0.95% to 2.25%	1,364,550	11.02 to 12.34	15,774,454	1.36%	10.24% to 9.31%	*
Health Sciences Portfolio - II (TRHS2)
2010	0.95% to 1.95%	129,181	10.57 to 10.50	1,363,675	0.00%	5.69% to 4.98%	*
Limited-Term Bond Portfolio - II (TRLT2)
2009	1.25%	1,107	11.37	12,587	3.22%	6.01%
2008	0.95% to 2.65%	1,526,688	10.75 to 10.18	16,328,229	3.76%	0.34% to -1.36%
2007	0.95% to 2.05%	597,947	10.71 to 10.51	6,383,646	4.21%	4.22% to 3.06%
2006	0.95% to 1.85%	278,165	10.28 to 10.22	2,857,789	3.45%	2.77% to 2.15%	*
Worldwide Insurance Trust -Worldwide Emerging Markets Fund - Class R1 (VWEMR)
2010	0.95% to 2.05%	823,233	28.85 to 26.78	23,512,591	0.67%	25.66% to 24.27%
2009	0.95% to 2.05%	1,015,118	22.96 to 21.55	23,100,080	0.13%	111.37% to 109.03%
2008	0.95% to 2.15%	785,222	10.86 to 10.28	8,463,673	0.00%	-65.09% to -65.59%
2007	0.95% to 2.65%	1,458,468	31.11 to 29.32	45,060,130	0.44%	36.25% to 34.09%
2006	0.95% to 2.40%	1,627,022	22.83 to 22.02	36,935,001	0.61%	38.21% to 36.37%
Worldwide Insurance Trust - Worldwide Emerging Markets Fund - Initial Class (VWEM)
2010	0.95% to 2.20%	581,474	26.67 to 31.59	19,607,103	0.62%	25.64% to 24.05%
2009	0.95% to 2.20%	712,637	21.23 to 25.47	18,859,632	0.17%	111.15% to 108.49%
2008	0.95% to 2.20%	857,455	10.05 to 12.21	10,692,912	0.00%	-65.12% to -65.56%
2007	0.95% to 2.20%	1,160,958	28.82 to 35.46	42,349,252	0.47%	36.3% to 34.57%
2006	0.95% to 2.30%	1,535,950	21.14 to 34.65	43,798,341	0.64%	38.17% to 36.47%
Worldwide Insurance Trust - Worldwide Hard Assets Fund - Class R1 (VWHAR)
2010	0.95% to 2.25%	1,361,957	35.59 to 32.59	47,937,236	0.35%	28.03% to 26.35%
2009	0.95% to 2.25%	1,314,117	27.79 to 25.79	36,210,549	0.25%	56.12% to 54.07%
2008	0.95% to 2.65%	1,269,810	17.8 to 16.49	22,418,503	0.37%	-46.61% to -47.54%
2007	0.95% to 2.65%	1,841,149	33.35 to 31.43	60,950,614	0.11%	43.94% to 41.61%
2006	0.95% to 2.65%	1,987,076	23.17 to 22.19	45,765,443	0.08%	23.36% to 21.42%
Worldwide Insurance Trust - Worldwide Hard Assets Fund - Initial Class (VWHA)
2010	0.95% to 2.20%	412,231	34.78 to 40.90	16,848,636	0.37%	28.01% to 26.40%
2009	0.95% to 2.20%	473,719	27.17 to 32.36	14,993,036	0.27%	56.04% to 54.07%
2008	0.95% to 2.20%	540,162	17.41 to 21.01	11,028,030	0.32%	-46.64% to -47.31%
2007	0.95% to 2.20%	800,293	32.63 to 39.87	30,418,032	0.13%	43.97% to 42.14%
2006	0.95% to 2.30%	1,061,403	22.66 to 32.53	29,115,074	0.07%	23.31% to 21.81%
(Continued)

137

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)
2010	0.95% to 2.25%	10,423,052	$24.05 to $20.65	$245,715,762	1.10%	7.64% to 6.23%
2009	0.95% to 2.45%	12,278,354	22.34 to 19.55	268,795,979	0.37%	23.86% to 21.91%
2008	0.95% to 2.45%	12,909,693	18.04 to 16.04	228,047,915	0.40%	-26.5% to -27.59%
2007	0.95% to 2.50%	14,390,538	24.54 to 21.65	344,690,429	0.64%	42.74% to 40.61%
2006	0.95% to 2.50%	14,439,370	17.19 to 15.39	243,077,277	0.37%	19.01% to 17.28%
Ivy Fund Variable Insurance Portfolios, Inc. - Balanced (WRBP)
2010	0.95% to 2.25%	4,034,607	14.47 to 12.47	57,336,407	1.99%	16.00% to 14.48%
2009	0.95% to 2.25%	4,701,582	12.47 to 11.09	57,583,672	2.05%	12.15% to 10.61%
2008	0.95% to 2.25%	5,696,020	11.12 to 10.03	62,182,738	0.09%	-21.75% to -22.79%
2007	0.95% to 2.40%	7,103,270	14.21 to 12.85	98,563,321	1.35%	12.58% to 10.98%
2006	0.95% to 2.40%	7,857,473	12.62 to 11.58	97,168,074	1.35%	10.16% to 8.59%
Ivy Fund Variable Insurance Portfolios, Inc. - Bond (WRBDP)
2010	0.95% to 2.25%	7,474,683	15.04 to 12.77	110,313,533	3.89%	5.03% to 3.65%
2009	0.95% to 2.45%	7,877,501	14.32 to 12.51	110,602,955	3.8%	6.15% to 4.56%
2008	0.95% to 2.45%	8,981,987	13.49 to 11.97	118,793,718	0.09%	-0.64% to -2.13%
2007	0.95% to 2.45%	9,744,380	13.57 to 12.23	129,124,805	4.27%	4.66% to 3.09%
2006	0.95% to 2.45%	7,144,826	12.97 to 11.86	90,803,031	4.28%	3.26% to 1.71%
Ivy Fund Variable Insurance Portfolios, Inc. - Core Equity (WRCEP)
2010	0.95% to 2.25%	11,988,244	11.32 to 9.95	133,346,578	1.01%	19.75% to 18.18%
2009	0.95% to 2.45%	14,723,373	9.45 to 8.24	136,658,228	1.03%	22.84% to 20.83%
2008	0.95% to 2.45%	18,240,906	7.7 to 6.82	137,697,882	0.16%	-35.39% to -36.41%
2007	0.95% to 2.50%	22,343,431	11.91 to 10.73	259,445,543	0.60%	12.94% to 11.23%
2006	0.95% to 2.50%	25,267,360	10.55 to 9.65	260,652,329	0.86%	15.88% to 14.14%
Ivy Fund Variable Insurance Portfolios, Inc. - Dividend Opportunities (WRDIV)
2010	0.95% to 2.05%	1,654,847	13.85 to 12.86	22,638,229	1.15%	15.27% to 14.06%
2009	0.95% to 2.10%	1,974,176	12.01 to 11.16	23,409,402	1%	16.76% to 15.24%
2008	0.95% to 2.25%	2,406,092	10.29 to 9.61	24,430,897	0.07%	-36.52% to -37.4%
2007	0.95% to 2.30%	2,699,802	16.21 to 15.31	43,121,810	0.96%	15.6% to 14.09%
2006	0.95% to 2.25%	2,287,217	14.02 to 13.44	31,707,103	1.55%	14.82% to 13.39%
Ivy Fund Variable Insurance Portfolios, Inc. - Energy (WRENG)
2010	0.95% to 2.25%	1,023,074	12.44 to 11.70	12,619,383	0.28%	20.80% to 19.21%
2009	0.95% to 2.25%	1,063,778	10.3 to 9.81	10,865,760	0.00%	39.15% to 37.32%
2008	0.95% to 2.25%	1,046,875	7.4 to 7.14	7,688,769	0.10%	-46.66% to -47.36%
2007	0.95% to 2.25%	794,716	13.88 to 13.57	10,956,096	0.50%	49.85% to 47.88%
2006	0.95% to 2.25%	225,125	9.26 to 9.18	2,079,139	1.04%	-7.4% to -8.21%	*
Ivy Fund Variable Insurance Portfolios, Inc. - Global Natural Resources (WRGNR)
2010	0.95% to 2.25%	2,580,151	16.53 to 15.35	42,109,755	0.00%	15.95% to 14.43%
2009	0.95% to 2.40%	3,338,506	14.25 to 13.3	46,986,034	0.00%	71.99% to 68.97%
2008	0.95% to 2.40%	3,038,959	8.29 to 7.87	24,913,336	1.23%	-61.83% to -62.43%
2007	0.95% to 2.50%	3,287,167	21.71 to 20.89	70,684,121	0.03%	42.13% to 40.04%
2006	0.95% to 2.50%	2,887,238	15.27 to 14.92	43,840,312	0.43%	24.3% to 22.51%
Ivy Fund Variable Insurance Portfolios, Inc. - Growth (WRGP)
2010	0.95% to 2.25%	13,537,586	10.57 to 9.50	140,392,124	0.65%	11.51% to 10.05%
2009	0.95% to 2.40%	16,771,104	9.48 to 8.3	155,856,008	0.39%	25.87% to 23.89%
2008	0.95% to 2.40%	20,570,540	7.53 to 6.7	151,814,844	0.00%	-36.88% to -37.83%
2007	0.95% to 2.50%	25,148,472	11.93 to 10.98	292,538,227	0.00%	24.61% to 22.72%
2006	0.95% to 2.50%	28,866,345	9.57 to 8.95	270,352,480	0.00%	4.04% to 2.46%
Ivy Fund Variable Insurance Portfolios, Inc. - High Income (WRHIP)
2010	0.95% to 2.25%	4,324,579	19.90 to 17.29	84,584,599	7.82%	13.77% to 12.28%
2009	0.95% to 2.45%	4,948,846	17.49 to 15.29	84,994,354	8.96%	45.03% to 42.85%
2008	0.95% to 2.45%	4,801,530	12.06 to 10.7	56,854,592	0.61%	-22.56% to -23.76%
2007	0.95% to 2.50%	5,514,524	15.57 to 13.89	84,027,517	7.66%	2.87% to 1.29%
2006	0.95% to 2.50%	5,604,764	15.14 to 13.71	83,269,476	7.08%	9.22% to 7.55%
Ivy Fund Variable Insurance Portfolios, Inc. - International Growth (WRIP)
2010	0.95% to 2.25%	3,816,483	12.04 to 10.43	45,080,282	0.99%	13.70% to 12.21%
2009	0.95% to 2.45%	4,678,629	10.59 to 9.23	48,546,792	1.53%	25.69% to 23.58%
2008	0.95% to 2.45%	5,243,842	8.43 to 7.47	43,268,182	0.23%	-42.7% to -43.62%
2007	0.95% to 2.45%	6,280,053	14.7 to 13.24	89,962,290	0.58%	20.14% to 18.41%
2006	0.95% to 2.45%	6,317,661	12.24 to 11.19	75,594,854	0.61%	19.84% to 18.14%
Ivy Fund Variable Insurance Portfolios, Inc. - International Value (WRI2P)
2010	0.95% to 2.05%	1,234,813	16.11 to 14.96	19,738,384	1.41%	13.01% to 11.76%
2009	0.95% to 2.05%	1,454,572	14.26 to 13.39	20,676,076	3.48%	35.66% to 34.16%
2008	0.95% to 2.25%	1,645,885	10.51 to 10.84	17,441,697	0.42%	-42.81% to -43.63%
2007	0.95% to 2.25%	2,118,596	18.38 to 19.23	40,016,688	1.65%	8.83% to 7.48%
2006	0.95% to 2.25%	2,084,663	16.89 to 17.89	36,371,800	2.04%	28.39% to 26.81%
(Continued)

138

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Ivy Fund Variable Insurance Portfolios, Inc. - Micro Cap Growth (WRMIC)
2010	0.95% to 2.00%	360,541	$15.81 to $14.73	$5,628,834	0.00%	39.52% to 38.04%
2009	0.95% to 2.05%	361,907	11.33 to 10.34	4,039,189	0.00%	39.95% to 38.19%
2008	0.95% to 2.05%	350,971	8.1 to 7.48	2,792,115	0.00%	-48.53% to -49.19%
2007	0.95% to 2.20%	416,786	15.73 to 14.63	6,396,312	0.00%	5.47% to 4.18%
2006	0.95% to 2.20%	457,441	14.92 to 14.04	6,684,118	0.00%	11.2% to 9.89%
Ivy Fund Variable Insurance Portfolios, Inc. - Mid Cap Growth (WRMCG)
2010	0.95% to 2.25%	1,112,006	16.29 to 15.13	17,915,900	0.04%	30.31% to 28.60%
2009	0.95% to 2.40%	1,188,377	12.5 to 11.68	14,695,895	0.00%	45.27% to 43.04%
2008	0.95% to 2.25%	1,106,727	8.61 to 8.21	9,436,571	0.03%	-36.83% to -37.72%
2007	0.95% to 2.50%	1,245,741	13.63 to 13.1	16,820,762	0.02%	11.54% to 9.84%
2006	0.95% to 2.50%	954,630	12.22 to 11.93	11,595,360	0.50%	7.53% to 5.91%
Ivy Fund Variable Insurance Portfolios, Inc. - Money Market (WRMMP)
2010	0.95% to 2.25%	2,650,355	11.18 to 9.76	29,097,700	0.08%	-0.88% to -2.18%
2009	0.95% to 2.40%	3,428,531	11.28 to 9.9	37,949,287	1.07%	0.06% to -1.4%
2008	0.95% to 2.40%	6,113,637	11.28 to 10.04	67,435,079	2.09%	1.21% to -0.25%
2007	0.95% to 2.40%	3,735,294	11.14 to 10.07	40,487,120	4.60%	3.62% to 2.11%
2006	0.95% to 2.40%	2,969,855	10.75 to 9.86	31,181,969	4.38%	3.33% to 1.84%
Ivy Fund Variable Insurance Portfolios, Inc. - Mortgage Securities (WRMSP)
2009	0.95% to 1.95%	543,845	10.4 to 10.02	5,600,904	5.5%	7.34% to 6.24%
2008	0.95% to 2.25%	672,056	9.69 to 9.29	6,465,650	0.88%	-11.79% to -12.96%
2007	0.95% to 2.50%	855,365	10.99 to 10.58	9,362,133	3.41%	2.42% to 0.83%
2006	0.95% to 2.50%	808,187	10.73 to 10.49	8,673,304	5.22%	3.78% to 2.17%
Ivy Fund Variable Insurance Portfolios, Inc. - Real Estate Securities (WRRESP)
2010	0.95% to 2.25%	733,906	14.39 to 13.22	10,455,436	1.89%	27.29% to 25.62%
2009	0.95% to 2.25%	869,687	11.31 to 10.53	9,776,465	3.16%	22.45% to 20.84%
2008	0.95% to 2.25%	1,068,301	9.24	9,871,352	0.54%	-36.65% to -37.57%
2007	0.95% to 2.50%	1,285,756	14.58 to 14.67	19,058,804	0.52%	-16.87% to -18.14%
2006	0.95% to 2.50%	1,572,126	17.53 to 17.92	28,157,201	0.86%	28.85% to 26.96%
Ivy Fund Variable Insurance Portfolios, Inc. - Science and Technology (WRSTP)
2010	0.95% to 2.25%	5,651,827	15.10 to 14.38	83,787,588	0.00%	11.68% to 10.22%
2009	0.95% to 2.45%	6,937,432	13.52 to 11.8	91,919,030	0.00%	42.47% to 40.24%
2008	0.95% to 2.45%	8,066,843	9.49 to 8.41	74,948,034	0.00%	-34.52% to -35.55%
2007	0.95% to 2.50%	9,699,144	14.5 to 14.16	137,088,431	0.00%	23.18% to 21.33%
2006	0.95% to 2.50%	10,562,288	11.77 to 11.67	121,575,510	0.00%	6.85% to 5.25%
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Growth (WRSCP)
2010	0.95% to 2.25%	4,957,025	15.50 to 14.09	75,522,922	0.00%	27.63% to 25.95%
2009	0.95% to 2.45%	6,103,814	12.15 to 10.59	72,782,371	0.42%	33.44% to 31.3%
2008	0.95% to 2.45%	7,141,914	9.1 to 8.07	63,716,776	0.00%	-39.76% to -40.74%
2007	0.95% to 2.50%	8,843,950	15.11 to 14.09	130,361,616	0.00%	12.43% to 10.71%
2006	0.95% to 2.50%	10,059,603	13.44 to 12.73	132,310,577	0.00%	4.06% to 2.48%
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Value (WRSCV)
2010	0.95% to 2.05%	644,275	14.97 to 13.90	9,566,202	0.08%	25.21% to 23.82%
2009	0.95% to 2.05%	719,794	11.95 to 11.22	8,594,076	0.00%	27.92% to 26.5%
2008	0.95% to 2.05%	824,726	9.35 to 9.65	7,753,067	0.19%	-26.83% to -27.72%
2007	0.95% to 2.15%	921,499	12.77 to 13.3	12,023,934	0.01%	-5.05% to -6.17%
2006	0.95% to 2.15%	981,472	13.45 to 14.17	13,544,922	0.14%	15.74% to 14.4%
Ivy Fund Variable Insurance Portfolios, Inc. - Value (WRVP)
2010	0.95% to 2.25%	4,443,444	14.42 to 12.69	62,774,142	0.92%	17.58% to 16.04%
2009	0.95% to 2.45%	5,275,682	12.27 to 10.76	63,321,636	2.09%	25.44% to 23.4%
2008	0.95% to 2.45%	6,491,989	9.78 to 8.72	62,086,887	0.22%	-34.44% to -35.51%
2007	0.95% to 2.45%	7,960,591	14.92 to 13.53	115,970,544	0.93%	0.92% to -0.55%
2006	0.95% to 2.45%	9,004,271	14.78 to 13.6	130,384,387	1.02%	15.77% to 14.07%
Advantage Funds Variable Trust - VT Opportunity Fund (SVOF)
2010	1.60% to 1.75%	20,045	13.42 to 13.20	265,916	0.54%	21.78% to 21.59%
2009	1.60% to 1.75%	26,804	11.02 to 10.86	292,549	0.00%	45.37% to 45.15%
2008	0.95% to 2.65%	8,437,109	8.03 to 8.65	67,613,857	1.87%	-40.67% to -41.75%
2007	0.95% to 2.70%	10,766,464	13.53 to 14.79	148,802,499	0.62%	5.61% to 3.8%
2006	0.95% to 2.70%	13,514,581	12.81 to 14.25	180,134,788	0.00%	11.16% to 9.25%
Advantage Funds Variable Trust - VT Small Cap Growth Fund (WFVSCG)
2010	0.95% to 2.05%	688,377	16.47 to 16.17	11,315,575	0.00%	25.57% to 24.18%
2009	0.95% to 2.15%	358,511	13.12 to 9.46	4,689,092	0.00%	31.18% to 30.12%	*
International Equity Flex I Portfolio (obsolete) (WIEP)
2008	0.95% to 1.65%	351,739	9.29 to 10.11	3,287,420	1.67%	-41.6% to -42.01%
2007	0.95% to 1.65%	429,076	15.9 to 17.44	6,859,987	1.06%	15.48% to 14.66%
2006	0.95% to 1.65%	566,655	13.77 to 15.21	7,848,707	0.97%	17.53% to 16.7%
International Equity Flex II Portfolio (obsolete) (WVCP)
2008	0.95% to 1.20%	137,487	6.89 to 8.24	963,234	1.66%	-47.26% to -47.39%
2007	0.95% to 1.25%	189,766	13.07 to 15.58	2,512,874	0.00%	-4.87% to -5.16%
2006	0.95% to 1.30%	225,532	13.74 to 16.36	3,141,525	0.00%	12.13% to 11.74%
(Continued)

139

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS December 31, 2010

	Contract Expense Rate*	Units	Unit Fair Value	Contract owners’ equity	Investment Income Ratio**	Total Return***	Inception Date****
Investment Portfolios - Emerging Leaders Fund - Service Shares (obsolete) (DELS)
2006	1.50% to 2.60%	101,828	$13.75 to $13.05	$1,376,470	0.00%	6.39% to 5.21%
J.P. Morgan NVIT Balanced Fund - Class I (obsolete) (BF)
2008	0.95% to 2.35%	6,114,999	$9.64 to 7.7	57,262,331	2.68%	-26.26% to -27.34%
2007	0.95% to 2.40%	8,194,862	13.07 to 10.55	103,890,742	2.20%	3.63% to 2.15%
2006	0.95% to 2.65%	10,363,591	12.61 to 10.12	126,752,943	2.25%	11.19% to 9.32%
NVIT Mid Cap Growth Fund - Class I (obsolete) (SGRF)
2008	0.95% to 2.65%	3,026,086	8.27 to 5.91	25,366,292	0.00%	-46.62% to -47.62%
2007	0.95% to 2.65%	4,466,109	15.46 to 11.28	70,146,887	0.00%	7.97% to 6.16%
2006	0.95% to 2.65%	5,554,033	14.36 to 10.63	80,969,198	0.00%	8.87% to 7.06%
Series Trust II - Mid Cap Value Portfolio (obsolete) (JPMCVP)
2008	0.95% to 2.30%	1,228,220	9.59 to 9	11,674,270	1.12%	-33.84% to -34.81%
2007	0.95% to 2.30%	2,001,101	14.5 to 13.81	28,780,769	0.96%	1.47% to 0.14%
2006	0.95% to 2.30%	3,023,212	14.29 to 13.79	42,901,825	0.64%	15.73% to 14.22%
U.S. Equity Flex II Portfolio (obsolete) (WGIP)
2008	0.95% to 1.85%	424,452	10.99 to 7.79	4,643,921	2.80%	-36.79% to -37.37%
2007	0.95% to 1.85%	537,328	17.39 to 12.44	9,298,560	1.22%	0.81% to -0.11%
2006	0.95% to 2.30%	791,274	17.25 to 13.34	13,592,744	0.87%	18.22% to 16.67%
Variable Insurance Funds - Large Cap Growth VIF (obsolete) (BBLCG)
2006	0.95% to 2.00%	170,035	9.79 to 9.27	1,627,561	0.47%	3.1% to 2.03%
W&R Target Funds, Inc. - Limited-Term Bond Portfolio (obsolete) (WRLBP)
2006	0.95% to 2.45%	3,102,882	12.22 to 11.17	37,128,029	3.38%	2.98% to 1.43%

2010	Reserves for annuity contracts in payout phase:				$84,463,089
2010	Contract owners equity:				$7,542,257,800
2009	Reserves for annuity contracts in payout phase:				$81,634,158
2009	Contract owners equity:				$7,961,391,641
2008	Reserves for annuity contracts in payout phase:				$67,678,494
2008	Contract owners equity:				$7,651,606,707
2007	Reserves for annuity contracts in payout phase:				$100,490,623
2007	Contract owners equity:				$14,026,009,866
2006	Reserves for annuity contracts in payout phase:				$92,698,887
2006	Contract owners equity:				$15,205,517,008
*	This represents the range of annual contract expense rates of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owners’ accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts through reductions in unit values. The recognition of Investment Income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.
****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.

140

Unassociated Document
Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholder
Nationwide Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (the Company) as of December 31, 2010 and 2009, and the related consolidated statements of operations, changes in equity and cash flows for each of the years in the three-year period ended December 31, 2010. In connection with our audits of the consolidated financial statements, we also have audited the financial statement schedules as listed in the accompanying index.  These consolidated financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2010 and 2009, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2010, in conformity with U.S. generally accepted accounting principles.  Also in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in Note 2 to the consolidated financial statements, the Company changed its method of evaluating other-than-temporary impairments of debt securities due to the adoption of new accounting requirements issued by the FASB, as of January 1, 2009.

/s/ KPMG LLP
Columbus, Ohio

March 1, 2011

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

 Consolidated Statements of Operations
(in millions)

	Years ended December 31,
	2010	2009	2008

Revenues:
Policy charges	$ 1,399	$ 1,245	$ 1,341
Premiums	484	470	394
Net investment income	1,825	1,879	1,865
Net realized investment gains (losses)	(236)	454	(348)
Other-than-temporary impairment losses (consisting of $394 and
$992 of total other-than-temporary impairment losses, net of $174 and $417 non-credit related recognized in other comprehensive income
for the years ended December 31, 2010 and 2009, respectively)	(220)	(575)	(1,131)
Other income	2	(4)	(4)
Total revenues	$ 3,254	3,469	2,117

Benefits and expenses:
Interest credited to policyholder accounts	$ 1,056	$ 1,100	$ 1,173
Benefits and claims	873	812	856
Policyholder dividends	78	87	93
Amortization of deferred policy acquisition costs	396	466	692
Amortization of value of business acquired and other intangible assets	18	63	31
Interest expense, primarily with Nationwide Financial Services, Inc. (NFS)	55	55	62
Other operating expenses	574	579	631
Total benefits and expenses	$ 3,050	3,162	3,538

Income (loss) from continuing operations before federal income
tax expense (benefit)	$ 204	$ 307	$ (1,421)
Federal income tax expense (benefit)	24	48	(534)
Net income (loss)	$ 180	$ 259	$ (887)
Less: Net loss attributable to noncontrolling interest	60	52	72
Net income (loss) attributable to Nationwide Life Insurance Company	$ 240	$ 311	$ (815)

  See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Balance Sheets
(in millions, except for share and per share amounts)

	December 31,
	2010	2009

Assets
Investments:
Securities available-for-sale, at fair value:
Fixed maturity securities (amortized cost $25,613 and $25,103)	$ 26,434	$ 24,750
Equity securities (cost $39 and $49)	42	53
Mortgage loans, net	6,125	6,829
Short-term investments	1,062	1,003
Other investments	1,646	1,517
Total investments	$ 35,309	$ 34,152

Cash and cash equivalents	337	49
Accrued investment income	459	402
Deferred policy acquisition costs	3,973	3,983
Value of business acquired	259	277
Goodwill	200	200
Other assets	1,985	2,080
Separate account assets	64,875	57,846
Total assets	$ 107,397	$ 98,989

Liabilities and Shareholder's Equity
Liabilities:
Future policy benefits and claims	$ 32,676	$ 33,150
Short-term debt	300	150
Long-term debt	978	706
Other liabilities	2,429	1,820
Separate account liabilities	64,875	57,846
Total liabilities	$ 101,258	$ 93,672

Shareholder's equity:
Common stock ($1 par value; authorized - 5,000,000 shares, issued
and outstanding - 3,814,779 shares)	$ 4	$ 4
Additional paid-in capital	1,718	1,718
Retained earnings	3,741	3,510
Accumulated other comprehensive income (loss)	321	(266)
Total shareholder's equity	$ 5,784	$ 4,966
Noncontrolling interest	355	351
Total equity	$ 6,139	$ 5,317
Total liabilities and equity	$ 107,397	$ 98,989

  See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Changes in Equity
(in millions)

	Class A&B common stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income (loss)	Total shareholder's equity	Non-controlling interest	Total equity

Balance as of December 31, 2007	$ 4	$ 1,359	$ 4,228	$ (87)	$ 5,504	$ 466	$ 5,970

Dividends to NFS	-	-	(461)	-	(461)	-	(461)
Capital contributed by NFS	-	339	-	-	339	-	339
Other, net	-	-	-	-	-	22	22
Comprehensive loss:
Net loss	-	-	(815)	-	(815)	(72)	(887)
Other comprehensive loss, net of taxes	-	-	-	(1,274)	(1,274)	-	(1,274)
Total comprehensive loss					(2,089)	(72)	(2,161)

Balance as of December 31, 2008	$ 4	$ 1,698	$ 2,952	$ (1,361)	$ 3,293	$ 416	$ 3,709

Cumulative effect of change in accounting principle, net of taxes	-	-	250	(250)	-	-	-
Capital contributed by NFS	-	20	-	-	20	-	20
Other, net	-	-	(3)	-	(3)	(13)	(16)
Comprehensive income (loss):
Net income (loss)	-	-	311	-	311	(52)	259
Other comprehensive income, net of taxes	-	-		1,345	1,345	-	1,345
Total comprehensive income (loss)					1,656	(52)	1,604

Balance as of December 31, 2009	$ 4	$ 1,718	$ 3,510	$ (266)	$ 4,966	$ 351	$ 5,317

Cumulative effect of change in accounting principle, net of taxes	-	-	(9)	9	-	46	46
Other, net	-	-	-	-	-	18	18

Comprehensive income (loss):
Net income (loss)	-	-	240	-	240	(60)	180
Other comprehensive income, net of taxes	-	-	-	578	578	-	578
Total comprehensive income (loss)					818	(60)	758

Balance as of December 31, 2010	$ 4	$ 1,718	$ 3,741	$ 321	$ 5,784	$ 355	$ 6,139

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Cash Flows
(in millions)

	Years ended December 31,
	2010	2009	2008

Cash flows from operating activities:
Net income (loss)	$ 180	$ 259	$ (887)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Net realized investment losses (gains)	236	(454)	348
Other-than-temporary impairment losses	220	575	1,131
Interest credited to policyholder accounts	1,056	1,100	1,173
Capitalization of deferred policy acquisition costs	(634)	(513)	(588)
Amortization of deferred policy acquisition costs	396	466	692
Amortization and depreciation	(2)	51	48
Changes in:
Policy liabilities	(579)	(725)	(173)
Other, net	(187)	(147)	(798)
Net cash provided by operating activities	$ 686	$ 612	$ 946

Cash flows from investing activities:
Proceeds from maturity of securities available-for-sale	$ 3,251	$ 3,889	$ 4,272
Proceeds from sale of securities available-for-sale	2,168	4,211	4,309
Proceeds from sales/repayments of mortgage loans	996	773	869
Cost of securities available-for-sale acquired	(5,910)	(9,206)	(7,255)
Cost of mortgage loans originated or acquired	(373)	(36)	(372)
Net (increase) decrease in short-term investments	(44)	1,910	(1,857)
Collateral received (paid), net	(23)	(869)	592
Other, net	(29)	208	15
Net cash provided by investing activities	$ 36	$ 880	$ 573

Cash flows from financing activities:
Net increase (decrease) in short-term debt	$ 150	$ (100)	$ (35)
Net proceeds from issuance of long-term debt	272	-	-
Capital contributed by NFS	-	20	-
Cash dividends paid to NFS	-	-	(281)
Investment and universal life insurance product deposits and other additions	4,540	3,877	3,862
Investment and universal life insurance product withdrawals and other deductions	(5,405)	(5,301)	(5,306)
Other, net	9	19	282
Net cash used in financing activities	$ (434)	$ (1,485)	$ (1,478)

Net increase in cash and cash equivalents	$ 288	$ 7	$ 41
Cash and cash equivalents, beginning of period	49	42	1
Cash and cash equivalents, end of period	$ 337	$ 49	$ 42

  See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2010, 2009 and 2008

(1)	Nature of Operations

Nationwide Life Insurance Company (NLIC, or collectively with its subsidiaries, the Company) was incorporated in 1929 and is an Ohio stock legal reserve life insurance company.  The Company is a member of the Nationwide group of companies (Nationwide), which is comprised of Nationwide Mutual Insurance Company (NMIC) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by NFS, a holding company formed by Nationwide Corporation (Nationwide Corp.), a majority-owned subsidiary of NMIC.

Wholly-owned subsidiaries of NLIC as of December 31, 2010 include Nationwide Life and Annuity Insurance Company (NLAIC) and Nationwide Investment Services Corporation (NISC).  NLAIC offers universal life insurance, variable universal life insurance, corporate-owned life insurance (COLI) and individual annuity contracts on a non-participating basis.  NISC is a registered broker-dealer.

The Company is a leading provider of long-term savings and retirement products in the United States of America (U.S.).  The Company develops and sells a diverse range of products including individual annuities, private and public sector group retirement plans, other investment products sold to institutions, life insurance and advisory services.

The Company sells its products through a diverse distribution network.  Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouse and regional firms, pension plan administrators, and life insurance specialists.  Representatives of affiliates who market products directly to a customer base include Nationwide Retirement Solutions, Inc. (NRS), and Nationwide Financial Network (NFN) producers.  The Company also distributes products through the agency distribution force of its ultimate parent company, NMIC.

On December 31, 2009, NLIC merged with its affiliate, Nationwide Life Insurance Company of America and subsidiaries (NLICA), with NLIC as the surviving entity.  In addition, NLIC’s subsidiary, NLAIC, merged with a subsidiary of NLICA, Nationwide Life and Annuity Company of America (NLACA), effective as of December 31, 2009, with NLAIC as the surviving entity.  The mergers were completed to streamline the enterprise's capital structure and create operational efficiencies.  See Note 2 for further information.

In 2010, the Company elected to rely on the exemption pursuant to Rule 12h-7 of the Securities Exchange Act of 1934 (Exchange Act) from its duty under Section 15(d) of the Exchange Act to file reports required by Section 13(a) of the Exchange Act for products that are registered as securities but also are regulated as insurance under state law.  Consequently, absent a further change in circumstances, the Company no longer files periodic reports with the United States Securities and Exchange Commission (SEC).

As of December 31, 2010 and 2009, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region of the U.S.  Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region of the U.S. in which business is conducted that makes it overly vulnerable to a single event which could cause a severe impact to the Company’s financial position.

(2)	Summary of Significant Accounting Policies

The Company’s significant accounting policies that materially affect financial reporting are summarized below.  The accompanying consolidated financial statements were prepared in accordance with United States generally accepted accounting principles (GAAP).

Use of Estimates

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements.  Actual results could differ significantly from those estimates.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The Company’s most critical estimates include those used to determine the following: the balance, recoverability and amortization of deferred policy acquisition costs (DAC); whether an available-for-sale security is other-than-temporarily impaired; valuation allowances for mortgage loans; valuation of derivatives; the liability for future policy benefits and claims, including the valuation of embedded derivatives resulting from living benefit contracts; and the federal income tax provision.  Although some variability is inherent in these estimates, recorded amounts reflect management’s best estimates based on facts and circumstances as of the balance sheet date.  Management believes the amounts provided are appropriate.

Basis of Presentation

The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling financial interest.  All significant intercompany balances and transactions were eliminated in consolidation.

Certain items in the consolidated financial statements and related notes have been reclassified to conform to the current presentation.

Investments

The Company classifies fixed maturity and equity securities as either available-for-sale or trading. Purchases and sales of securities are recorded on the trade date. Receivables are recorded for sales of securities and liabilities for purchases not yet settled at the balance sheet date. Realized gains and losses on sales of fixed maturity and equity securities are recognized in income based on the specific identification method. Interest and dividend income are recognized when earned.

Available-for-sale securities.  Available-for-sale securities are reported at fair value, with unrealized holdings gains and losses reported as a separate component of other comprehensive income, net of adjustments for DAC, value of business acquired (VOBA), future policy benefits and claims, policyholder dividend obligations, noncontrolling interests and deferred federal income taxes.

For fixed maturity and marketable equity securities for which market quotations are available, the Company generally uses independent pricing services to assist in determining the fair value measurement.

The Company’s investments in corporate debt securities, mortgage-backed securities and other asset-backed securities are valued with the assistance of independent pricing services and non-binding broker quotes. The Company’s policy is to give priority to pricing obtained from our primary independent pricing service. In the event that pricing information is not available from an independent pricing service, non-binding broker quotes are used to assist in the valuation of the investments. In many cases, only one broker quote is available. The Company’s policy is generally not to adjust the values obtained from brokers.

Broker quotes are considered unobservable inputs as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased such that generally only one quotation is available. As the brokers often do not provide the necessary transparency into their quotes and methodologies, the Company periodically performs reviews and tests to ensure that quotes are a reasonable estimate of the investments’ fair value.

For investments valued with the assistance of independent pricing services, the Company obtains the pricing services’ methodologies, inputs and assumptions and classifies these investments accordingly in the fair value hierarchy. The Company periodically reviews and tests the pricing and related methodologies obtained from these independent pricing services against secondary sources to ensure that management can validate the investment’s fair value and related fair value hierarchy categorization. If large variances are observed between the price obtained from the independent pricing services and secondary sources, the Company analyzes the causes driving the variance.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

For certain fixed maturity securities not priced by independent pricing services (e.g., private placement securities without quoted market prices), a corporate pricing matrix or internally developed pricing model is generally used. The corporate pricing matrix is developed using private spreads for corporate securities with varying weighted average lives and credit quality ratings. The weighted average life and credit quality rating of a fixed maturity security to be priced using the corporate pricing matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that security. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular fixed maturity security.

In 2009, certain residential mortgage-backed securities backed by sub-prime and Alt-A collateral experienced low levels of market activity, leading the Company to utilize internal pricing models to assist in determining the estimated fair values of these securities.

As such, the Company used a weighting of internal pricing models and independent pricing services to better estimate the investments’ fair value. Management determined the use of multiple valuation techniques, considering both an income approach that maximized the use of relevant observable inputs and minimized the use of unobservable inputs and a market approach based on that observed quotes provided by independent pricing services produced a result more representative of the securities’ fair value.

The income approach incorporated cash flows for each investment adjusted for expected losses in different interest rate and housing scenarios. The adjusted cash flows were then discounted using a risk premium that market participants would demand because of the risk in the cash flows. The risk premium was reflective of an orderly transaction between market participants at the measurement date under the then current market conditions and included items such as liquidity and structure risk. The income approach also included a weighting of external third-party values. As sufficient information is often not available to conclude whether such prices are based on orderly transactions, this weighting methodology was designed to incorporate external prices into the Company’s internal valuation process.

In addition to weighting external prices when developing the internal values, the Company further calibrated those values to market indications through pricing determined from two independent pricing services (the market approach). The Company calibrated the prices obtained from the independent pricing services and the price developed internally by utilizing the median value to determine the estimated fair value.

In 2010, the markets for these securities began to experience more normal levels of activity and the prices obtained from independent pricing services were more representative of orderly transactions between market participants. As such, these securities were priced solely with the assistance of independent pricing services as of December 31, 2010.

When the collectability of contractual interest payments on fixed maturity securities is considered doubtful, such securities are placed in non-accrual status and any accrued interest is excluded from investment income.  These securities are not restored to accrual status until all delinquent interest and principal are paid and the Company determines that payment of future principal and interest is probable.

For investments in beneficial interests of securitized assets, the Company recognizes income and amortizes discounts and premiums using the effective-yield method based on prepayment assumptions and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

Mortgage loans, net of allowance.  The Company holds commercial mortgage loans that are collateralized by properties throughout the United States.  Mortgage loans held for investment are carried at amortized cost less a valuation allowance.

The Company maintains a valuation allowance comprised of specific reserves for impaired loans and non-specific reserves for losses inherent in the balance of the portfolio.  Specific reserve changes are included in other-than-temporary impairment losses, while changes in non-specific reserves are recorded in net realized investment gains and losses.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

Interest income on performing mortgage loans is recognized over the life of the loan using the effective-yield method.  Loans in default or in the process of foreclosure are placed on non-accrual status.  Interest received on non-accrual status mortgage loans is included in net investment income in the period received.

Policy loans.  Policy loans, which are collateralized by the related insurance policy, are carried at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

Short-term investments.  Short-term investments consist of highly liquid debt instruments with maturities of greater than three months and less than twelve months when purchased.  The Company carries short-term investments at estimated fair value.

Securities lending.  The Company has entered into securities lending agreements with an agent bank whereby eligible securities are loaned to third parties, primarily major brokerage firms. These transactions are used to generate additional income on the securities portfolio. The Company is entitled to receive from the borrower any payments of interest and dividends received on loaned securities during the loan term. The agreements require a minimum of 102% of the fair value of loaned securities to be held as collateral. Cash collateral is invested by the agent bank in investment-grade securities, which are included in the total investments of the Company. Non-cash collateral is recorded off-balance sheet. The Company continues to recognize loaned securities in either available-for-sale investments or short-term investments, and a securities lending payable is recorded in other liabilities for the amount of collateral received. Net income received from securities lending activities is included in net investment income.

Other-than-temporary impairments evaluations.  The Company periodically reviews its available-for-sale fixed maturities and equities on a case-by-case basis to determine if any decline in fair value to below cost or amortized cost is other-than-temporary. Factors considered in determining whether a decline is other-than-temporary include the length of time a security has been in an unrealized loss position, the severity of the unrealized loss, reasons for the decline in value and expectations for the amount and timing of a recovery in fair value.

In assessing corporate debt securities for other-than-temporary impairment, the Company evaluates the ability of the issuer to meet its debt obligations, the value of the company or specific collateral securing the debt, the Company’s intent to sell the security and whether it is more likely than not that the Company will be required to sell the security before the recovery of its amortized cost basis. The Company also evaluates U.S. Treasury securities and obligations of U.S. Government corporations, U.S. Government agencies, obligations of states and political subdivisions, and debt securities issued by foreign governments for other-than-temporary impairment by examining similar characteristics referenced above for corporate debt securities.

When evaluating whether residential mortgage-backed securities, commercial mortgage-backed securities, collateralized debt obligations and other asset-backed securities are other-than-temporarily impaired, the Company examines characteristics of the underlying collateral, such as delinquency and default rates, the quality of the underlying borrower, the type of collateral in the pool, the vintage year of the collateral, subordination levels within the structure of the collateral pool, the quality of any credit guarantors, the Company’s intent to sell the security and whether it is more likely than not will be required to sell the security before the recovery of its amortized cost basis.

For all debt securities evaluated for other-than-temporary impairment (for which the Company does not have the intent to sell and it is not more likely than not that it will be required to sell the security before the recovery of its amortized cost basis), the Company considers the timing and amount of the cash flows. The Company evaluates its intent to sell on an individual security basis.

To the extent that the present value of cash flows generated by a debt security is less than the amortized cost, or the reference amount if the security is accounted for under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) 325, Investments - Other, an other-than-temporary impairment is recognized through earnings.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

Other-than-temporary impairment losses on securities (where the Company does not intend to sell the security and it is not more likely than not it will be required to sell the security prior to recovery of the security’s amortized cost) are bifurcated with the credit portion of the impairment loss being recognized in earnings and the non-credit loss portion of the impairment being recognized in other comprehensive income, net of applicable taxes and other offsets.

Prior to 2009, an other-than-temporary impairment charge was taken when the Company did not have the ability and intent to hold the security until the forecasted recovery or if it was probable that the Company would not recover all contractual amounts when due. Many criteria were considered during this process including, but not limited to, specific credit issues and financial prospects related to the issuer, the quality of the underlying collateral, management’s intent and ability to hold the security until recovery, current economic conditions that could affect the creditworthiness of the issuer in the future, the current fair value as compared to the amortized cost of the security, the extent and duration of the unrealized loss, and the rating of the affected security. Other-than-temporary impairment losses resulted in a permanent reduction to the cost basis of the underlying investment equal to the difference between the estimated fair value of the security and its amortized cost.

It is reasonably possible that further declines in estimated fair values of such investments, or changes in assumptions or estimates of anticipated recoveries and/or cash flows, may cause further other-than-temporary impairments in the near term, which could be significant.

The Company considers both the non-credit portion of other-than-temporary impairment losses recognized in accumulated other comprehensive income and any subsequent changes in the fair value of those debt securities as accumulated other comprehensive losses recognized on debt securities which have credit losses in earnings.

Equity securities may experience other-than-temporary impairment in the future based on the prospects for full recovery in value in a reasonable period of time and the Company’s ability and intent to hold the security to recovery.

Derivative Instruments

The Company uses derivative instruments in efforts to manage exposures and mitigate risks associated with interest rates, equity markets, foreign currency and credit.  These derivative instruments primarily include interest rate swaps, futures contracts, credit default swaps, cross-currency swaps and other traditional swap agreements.  Certain features embedded in the Company’s investments, equity-indexed annuity contracts and variable annuity contracts are derivatives requiring separate accounting under the provisions of FASB ASC 815-15 Embedded Derivatives.  All derivative instruments are carried at fair value and are reflected as an asset or liability.  See Note 6 for a discussion on the Company’s use of derivative instruments.

The Company’s derivative transaction counterparties are generally financial institutions and corporations. To reduce the credit risk associated with open contracts, the Company enters into master netting agreements which permit the closeout and netting of transactions with the same counterparty upon the occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. Generally, the Company accepts collateral in the form of cash and marketable securities.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

Revenues and Benefits

Investment and Universal Life Insurance Products.  Investment products consist primarily of individual and group variable and fixed deferred annuities.  Universal life insurance products include universal life insurance, variable universal life insurance, corporate-owned life insurance (COLI), bank-owned life insurance (BOLI) and other interest-sensitive life insurance policies.  Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance charges, administrative fees and surrender charges that have been earned and assessed against policy account balances during the period.  The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based on the nature of such fees.  Asset fees, cost of insurance charges and administrative fees are assessed on a daily or monthly basis and recognized as revenue when assessed and earned.  Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited.  Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policyholder accounts and benefits and claims incurred in the period in excess of related policyholder accounts.

Traditional Life Insurance Products.  Traditional life insurance products include those products with fixed and guaranteed premiums and benefits, and primarily consist of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies.  Premiums for traditional life insurance products are recognized as revenue when due.  Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contract.  This association is accomplished through the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

Cash and Cash Equivalents

Cash and cash equivalents, which include highly liquid investments with original maturities of less than three months, are carried at cost, which approximates fair value.

Deferred Policy Acquisition Costs

Investment and universal life insurance products.  The Company has deferred certain costs of acquiring investment and universal life insurance products, principally commissions, certain expenses of the policy issue and underwriting department, and certain variable sales expenses that relate to and vary with the production of new and renewal business.  In addition, the Company defers sales inducements, such as interest credit bonuses and jumbo deposit bonuses.  Investment products primarily consist of individual and group variable and fixed deferred annuities in the Individual Investments and Retirement Plans segments.  Universal life insurance products include universal life insurance, variable universal life insurance, COLI, BOLI and other interest-sensitive life insurance policies in the Individual Protection segment.  DAC is subject to recoverability testing in the year of policy issuance and loss recognition testing at the end of each reporting period.  For investment and universal life insurance products, the Company amortizes DAC with interest over the lives of the policies in relation to the present value of estimated gross profits from projected interest margins, asset fees, cost of insurance charges, administrative fees, surrender charges, and net realized investment gains and losses less policy benefits and policy maintenance expenses.

The Company adjusts the DAC asset related to investment and universal life insurance products to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale. The adjustment to DAC represents the change in amortization of DAC that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines.

The assumptions used in the estimation of future gross profits are based on the Company’s current best estimates of future events and are reviewed as part of an annual process during the second quarter.  During the annual process, the Company performs a comprehensive study of assumptions, including mortality and persistency studies, maintenance expense studies, and an evaluation of projected general and separate account investment returns.  The most significant assumptions that are involved in the estimation of future gross profits include future net separate account investment performance, surrender/lapse rates, interest margins and mortality.  Currently, the Company’s long-term assumption for net separate account investment

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

performance is approximately 7% growth per year.  The Company reviews this assumption, like others, as part of its annual process.  If this assumption were unlocked, the date of the unlocking could become the anchor date used in the reversion to the mean process (defined below).  Variances from the long-term assumption are expected since the majority of the investments in the underlying separate accounts are in equity securities, which strongly correlate in the aggregate with the Standard & Poor’s (S&P) 500 Index.  The Company bases its reversion to the mean process on actual net separate account investment performance from the anchor date to the valuation date.  The Company then assumes different performance levels over the next three years such that the separate account mean return measured from the anchor date to the end of the life of the product equals the long-term assumption.  The assumed net separate account investment performance used in the DAC models is intended to reflect what is anticipated.  However, based on historical returns of the S&P 500 Index, and as part of its pre-set parameters, the Company’s reversion to the mean process generally limits net separate account investment performance to 0-15% during the three-year reversion period.

Changes in assumptions can have a significant impact on the amount of DAC reported for investment and universal life insurance products and their related amortization patterns.  In the event actual experience differs from assumptions or future assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense, which could be significant.  In general, increases in the estimated long-term general and separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in long-term lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization.

In addition to the comprehensive annual study of assumptions, management evaluates the appropriateness of the individual variable annuity DAC balance quarterly within pre-set parameters.  These parameters are designed to appropriately reflect the Company’s long-term expectations with respect to individual variable annuity contracts while also evaluating the potential impact of short-term experience on the Company’s recorded individual variable annuity DAC balance.  If the recorded balance of individual variable annuity DAC falls outside of these parameters for a prescribed period, or if the recorded balance falls outside of these parameters and management determines it is not reasonably possible to get back within the parameters during a given period, assumptions are required to be unlocked, and DAC is recalculated using revised best estimate assumptions.  When DAC assumptions are unlocked and revised, the Company continues to use the reversion to the mean process.

See Note 7 for a discussion of assumption changes that impacted DAC amortization and related balances for 2010, 2009 and 2008.

Traditional life insurance products. Generally, DAC related to traditional life insurance products is amortized with interest over the premium-paying period of the related policies in proportion to the ratio of actual annual premium revenue to the anticipated total premium revenue.  Such anticipated premium revenue is estimated using the same assumptions as those used for computing liabilities for future policy benefits at issuance.  Under existing accounting guidance, the concept of DAC unlocking does not apply to traditional life insurance products, although evaluations of DAC for recoverability at the time of policy issuance and loss recognition testing at each reporting period are required.

Value of Business Acquired

As a result of the acquisition of Provident Mutual Life Insurance Company (Provident) in 2002 and the application of purchase accounting, the Company reports an intangible asset representing the estimated fair value of the business in force and the portion of the purchase price that was allocated to the value of the right to receive future cash flows from the life insurance and annuity contracts existing as of the closing date of the Provident acquisition.  The value assigned to VOBA was supported by an independent valuation study commissioned by the Company and executed by a team of qualified valuation experts, including actuarial consultants.

VOBA represents the actuarially-determined value of future cash flows for acquired insurance contracts. Expected future cash flows are determined based on projected future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, changes in reserves, operating expenses, investment income and other factors. VOBA is adjusted for unrealized gains and losses on available-for-sale securities for changes in amortization that would have been

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

required had such unrealized amounts been realized. In the event actual experience differs or assumptions are revised, an increase or decrease in VOBA amortization expense is recorded, which could be significant.

See Note 8 for a discussion of VOBA amortization and related balances for 2010, 2009 and 2008.

Goodwill

In connection with acquisitions of operating entities, the Company recognizes the excess of the purchase price over the fair value of net assets acquired as goodwill.  Goodwill is not amortized, but is evaluated for impairment at the reporting unit level annually.  Goodwill of a reporting unit also is tested for impairment on an interim basis in addition to the annual evaluation if an event occurs or circumstances change which would more likely than not reduce the fair value of a reporting unit below its carrying amount.

The process of evaluating goodwill for impairment requires several judgments and assumptions to be made to determine the fair value of the reporting units, including the method used to determine fair value; discount rates; expected levels of cash flows, revenues and earnings; and the selection of comparable companies used to develop market-based assumptions.  The Company performed its annual impairment test during the third quarter.

Closed Block

In connection with the sponsored demutualization of Provident prior to its acquisition, Provident established a closed block for the benefit of certain classes of individual participating policies that had a dividend scale payable in 2001.  Assets were allocated to the closed block in an amount that produces cash flows which, together with anticipated revenues from closed block business, is reasonably expected to be sufficient to provide for (1) payment of policy benefits, specified expenses and taxes, and (2) the continuation of dividends throughout the life of the Provident policies included in the closed block based upon the dividend scales payable for 2001, if the experience underlying such dividend scales continues.

Assets allocated to the closed block benefit only the holders of the policies included in the closed block and will not revert to the benefit of the Company.  No reallocation, transfer, borrowing or lending of assets can be made between the closed block and other portions of the Company’s general account, any of its separate accounts, or any affiliate of the Company without the approval of the Pennsylvania Insurance Department and Ohio Department of Insurance (ODI).  The closed block will remain in effect as long as any policy in the closed block is in force.

If, over time, the aggregate performance of the closed block assets and policies is better than was assumed in funding the closed block, dividends to policyholders will increase.  If, over time, the aggregate performance of the closed block assets and policies is less favorable than was assumed in the funding, dividends to policyholders could be reduced.  If the closed block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from the Company’s assets outside of the closed block, which are general account assets.

The assets and liabilities allocated to the closed block are recorded in the Company’s consolidated financial statements on the same basis as other similar assets and liabilities.  The carrying amount of closed block liabilities in excess of the carrying amount of closed block assets at the date Provident was acquired by the Company represents the maximum future earnings from the assets and liabilities designated to the closed block that can be recognized in income, for the benefit of stockholders, over the period the policies in the closed block remain in force.

If actual cumulative earnings exceed expected cumulative earnings, the expected earnings are recognized in income.  This is because the excess cumulative earnings over expected cumulative earnings, which represents undistributed accumulated earnings attributable to policyholders, is recorded as a policyholder dividend obligation.  Therefore, the excess will be paid to closed block policyholders as an additional policyholder dividend expense in the future unless it is otherwise offset by future performance of the closed block that is less favorable than originally expected.  If actual cumulative performance is less favorable than expected, actual earnings will be recognized in income.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The principal cash flow items that affect the amount of closed block assets and liabilities are premiums, net investment income, purchases and sales of investments, policyholder benefits, policyholder dividends, premium taxes and income taxes.  The principal income and expense items excluded from the closed block are management and maintenance expenses, commissions and net investment income and realized gains and losses on investments held outside of the closed block that support the closed block business, all of which enter into the determination of total gross margins of closed block policies for the purpose of the amortization of VOBA.  See Note 10 for further disclosure.

Separate Accounts

Separate account assets and liabilities represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives.  Separate account assets are recorded at fair value and the Company primarily uses net asset value (NAV) to estimate the underlying fair value for certain mutual funds that do not have readily determinable fair values.  The Company also uses market quotations to determine the underlying fair value of mutual funds when available.  Investment income and realized investment gains or losses of these accounts accrue directly to the contractholders.  The activity of the separate accounts is not reflected in the consolidated statements of operations except for (1) the fees the Company receives, which are assessed on a daily or monthly basis and recognized as revenue when assessed and earned, and (2) the activity related to contract guarantees, which are riders to existing variable annuity contracts.

Future Policy Benefits and Claims

The process of calculating reserve amounts for a life insurance organization involves the use of a number of assumptions, including those related to persistency (how long a contract stays with a company), mortality (the relative incidence of death in a given time), morbidity (the relative incidence of disability resulting from disease or physical impairment) and interest rates (the rates expected to be paid or received on financial instruments, including insurance or investment contracts).

The Company calculates its liability for future policy benefits and claims for investment products in the accumulation phase and universal life and variable universal life insurance policies as the policy account balance, which represents participants’ net premiums and deposits plus investment performance and interest credited less applicable contract charges.

The Company adjusts future policy benefits and claims related to investments to reflect the impact of unrealized gains and losses on fixed maturity available-for-sale securities. The adjustment to future policy benefits and claims represents the change in policy reserves from using a discount rate that would have been required had such unrealized amounts been realized and the proceeds reinvested at then current market interest rates, which vary from the then current effective portfolio rate.

The Company’s liability for funding agreements to an unrelated third party trust related to the medium-term note (MTN) program equals the balance that accrues to the benefit of the contractholder, including interest credited.  The funding agreements constitute insurance obligations and are considered annuity contracts under Ohio insurance laws.

The liability for future policy benefits and claims for traditional life insurance policies was determined using the net level premium method using interest rates varying from 2.0% to 10.5% and estimates of mortality, morbidity, investment yields and withdrawals that were used or being experienced at the time the policies were issued.

The liability for future policy benefits for payout annuities was calculated using the present value of future benefits and   maintenance costs discounted using interest rates at issue varying generally from 3.0% to 13.0%

Liabilities for Variable Contract Guarantees

The Company offers various guarantees to variable annuity contractholders including a return of no less than total deposits made on the contract less any customer withdrawals, total deposits made on the contract less any customer withdrawals plus a minimum return, or the highest contract value on a specified anniversary date minus any customer withdrawals following the contract anniversary. These guarantees include benefits payable in the event of death, upon annuitization, upon periodic withdrawal or at specified dates during the accumulation period. See Note 11 for accounting policy discussion.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 8% of the Company’s life insurance in force in 2010 (9% in 2009 and 12% in 2008), 44% of the number of life insurance policies in force in 2010 (49% in 2009 and 50% in 2008).  The provision for policyholder dividends was based on the current dividend scales and has been included in future policy benefits and claims in the consolidated balance sheets.

Federal Income Taxes

The Company accounts for income taxes in accordance with FASB ASC 740, Income Taxes, which requires deferred tax assets and liabilities to be recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when management determines it is more likely than not that all or some portion of the deferred tax assets will not be realized.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe.  Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits.  In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the consolidated financial statements, which could be significant.

The Company has established tax reserves in accordance with the requirements of FASB ASC 740, Income Taxes. These reserves reviewed regularly and are adjusted as events occur that management believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues or release of administrative guidance or rendering of a court decision affecting a particular tax issue.

NLIC filed separate consolidated federal income tax returns, with their subsidiaries, and are eligible to join the Mutual consolidated tax return group in 2014.

Reinsurance ceded

Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts.  Assets and liabilities related to reinsurance ceded generally are reported in the consolidated balance sheets on a gross basis, separately from the related future policy benefits and claims of the Company.  The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder.

NLICA and Subsidiaries Merger

On December 31, 2009, NLIC merged with its affiliate, NLICA, with NLIC as the surviving entity.  In addition, NLIC’s subsidiary, NLAIC, merged with a subsidiary of NLICA, NLACA, effective as of December 31, 2009, with NLAIC as the surviving entity.  The merger was accounted for at historical cost in a manner similar to a pooling of interests because the involved entities were under common control.  NLICA and subsidiaries are reflected in the Company’s prior year consolidated financial statements at the historical cost of the transferred net assets to provide comparative information as though the companies were combined for all periods presented.  This presentation is consistent for both GAAP and Statutory reporting.  Since NLICA and NLACA were wholly-owned subsidiaries, there was no noncontrolling interest impact.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The Company has presented its consolidated financial statements and accompanying notes as applicable for all years presented to reflect the NLICA merger.

The following tables summarize the impact of the items described above on the income statement for the years ended December 31:

(in millions)	2009	2008

Total revenues	$ 375	$ 411
Total benefits and expenses	$ 357	$ 395
Federal income tax (benefit) expense	$ (5)	$ 1
Net income	$ 23	$ 15

The following tables summarize the impact of the items described above on the balance sheet for the years ended December 31:

(in millions)	2009

Total assets	$ 5,926
Total liabilities	$ 4,895
Total shareholder's equity	$ 1,031

The impact of the merger on shareholder’s equity was $1.0 billion and $1.3 billion as of December 31, 2008 and 2007, respectively.

Subsequent events

The Company evaluated subsequent events through the date the consolidated financial statements were issued.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

(3)	Recently Issued Accounting Standards

In January 2011, the FASB issued Accounting Standards Update (ASU) 2011-01, which temporarily defers the effective date for disclosures related to troubled debt restructurings contained within ASU 2010-20.  This deferral enables public companies to delay the effective date of these disclosures indefinitely until the FASB adopts clarification to the guidance for determining what constitutes a troubled debt restructuring.  The effective date for all other disclosures required under ASU 2010-20 are not subject to this deferral.  This guidance is effective for the Company immediately.  This guidance was adopted by the Company in January 2011 with no impact to the Company's financial statements.

In December 2010, the FASB adopted ASU 2010-29, which amends FASB ASC 805, Business Combinations for public entities that present comparative financial statements.  This guidance specifies that an entity should disclose revenue and earnings of the combined entity as though the business combinations that occurred during the current year had occurred as of the beginning of the comparable prior annual reporting period.  The revised guidance also expands the pro forma revenue and earnings disclosures to include a description of the nature and amount of any material, nonrecurring pro forma adjustments attributable to the business combinations.  This ASU is effective for business combinations that have an acquisition date on or after the beginning of the first annual reporting period beginning on or after December 15, 2010.  The Company adopted this guidance prospectively beginning January 1, 2011.  On the date of adoption, there was no impact to the Company’s financial statements.

In December 2010, the FASB adopted ASU 2010-28, which amends FASB ASC 350, Intangibles – Goodwill and Other related to Step 1 of the goodwill impairment test for reporting units with zero or negative carrying amounts.  As a result of this ASU, an entity will be required to perform Step 2 on reporting units that have zero or negative carrying amounts if adverse qualitative factors exist that would indicate that the reporting unit is more likely than not impaired.  This will eliminate the ability for entities to pass Step 1 of the impairment test just because the fair value of the reporting unit is generally greater than zero.  This guidance is effective for fiscal and interim reporting periods beginning after December 15, 2010.  The Company adopted this guidance effective January 1, 2011 with no impact to the Company’s financial statements.  The Company will apply this guidance prospectively as is required.

In October 2010, the FASB issued ASU 2010-26, which amends FASB ASC 944, Financial Services - Insurance. This guidance amends Topic 944 by modifying the definition of the types of costs incurred by insurance entities that can be capitalized in the acquisition of new and renewal contracts. Under this ASU incremental direct costs of contract acquisition can be capitalized. Additionally, certain costs related directly to underwriting, policy issuance and processing, medical and inspection, and sales force contract selling activities can be capitalized. The costs are limited to the portion of an employee’s total compensation, excluding any compensation that is capitalized as incremental direct costs of contract acquisition, and payroll-related fringe benefits related directly to time spent performing these activities for actual acquired contracts and other costs related directly to these activities that would not have been incurred if the contract had not been acquired. The guidance also specifies that only certain direct-response advertising costs are able to be included in DAC. This guidance is effective for fiscal and interim periods beginning after December 15, 2011, with early adoption permitted, but only at the beginning of an entity’s annual reporting period. The amendments are required to be applied prospectively upon adoption. Retrospective application to all prior periods presented upon the date of adoption also is permitted, but not required. The Company will adopt this guidance effective January 1, 2012. The Company is currently evaluating the impact of adoption and whether prospective application or retrospective application is desired. The adoption of this guidance could have a significant impact on the Company’s financial statements.

In July 2010, the FASB issued ASU 2010-20, which amends FASB ASC 310, Receivables.  This guidance amends Topic 310 to improve the disclosures that an entity provides about the credit quality of its financing receivables and the related allowance for credit losses.  As a result of this guidance, an entity is required to disaggregate certain existing disclosures by portfolio segment or class.  The guidance also provides certain new disclosures about its financing receivables and related allowance for credit losses.  For disclosures as of the end of a reporting period, the guidance is effective for the Company for interim and annual reporting periods ending on or after December 15, 2010.  For disclosures about activity during a reporting period, the guidance is effective for the Company for interim and annual reporting periods beginning on or after December 15, 2010.  The Company adopted the guidance following this incremental approach as of December 31, 2010, with no impact to the consolidated financial statements of the Company.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

In April 2010, the FASB issued ASU 2010-18, which amends FASB ASC 310, Receivables.  This guidance clarifies that modifications of loans that are accounted for within a pool under FASB ASC Subtopic 310-30, Receivables - Loans and Debt Securities Acquired with Deteriorated Credit Quality, do not result in the removal of those loans from the pool even if the modification of those loans would otherwise be considered a troubled debt restructuring.  An entity will continue to be required to consider whether the pool of assets in which the loan is included is impaired if expected cash flows for the pool change.  The guidance does not affect the accounting for loans under the scope of FASB ASC Subtopic 310-30 that are not accounted for within pools.  This guidance is effective for modifications occurring in the interim or annual period ending on or after July 15, 2010, with early adoption permitted.  The guidance was adopted on September 30, 2010 and will be applied to prospective transactions as is required. The adoption of this guidance had no impact on the consolidated financial statements of the Company.

In April 2010, the FASB issued ASU 2010-15 which clarifies that an insurance entity should not consider any separate account interests held for the benefit of policy holders in an investment to be the insurer’s interest and should not combine those interests with its general account interest in the same investment when assessing the investment for consolidation, unless the separate account interests are held for the benefit of a related party holder and the variable interest entity guidance requires the consideration of related parties.  The update also clarifies that for the purpose of evaluating whether the retention of specialized accounting for investments in consolidation is appropriate, a separate account arrangement should be considered a subsidiary.  Additionally, the amendments do not require an insurer to consolidate an investment in which a separate account holds a controlling financial interest if the investment is not or would not be consolidated in the standalone financial statements of the separate account.  When consolidation is required, the update provides guidance on how an insurer should consolidate an investment fund.  The amendments should be applied retrospectively in fiscal years beginning after December 15, 2010, and interim periods within those years with earlier application permitted.  The Company early adopted this guidance effective April 1, 2010 resulting in an immaterial impact of adoption.

In March 2010, the FASB issued ASU 2010-11 which clarifies the scope exception for embedded credit derivatives.  This scope exception allows for embedded credit-derivative features related only to the transfer of credit risk in the form of subordination of one financial instrument to another to not be subject to potential bifurcation and separate accounting under Subtopic 815-15, Embedded Derivatives.  The ASU clarifies how to apply this scope exception including how to determine which embedded credit derivative features, including those in collateralized debt obligations and synthetic collateralized debt obligations, are considered to be embedded derivatives that should not be analyzed for potential bifurcation and separate accounting under Subtopic 815-15.  To ease transition, the guidance allows companies to irrevocably elect to apply the fair-value option to any investment in a beneficial interest in securitized financial assets.  The amendments are effective for each reporting entity at the beginning of its first fiscal quarter beginning after June 15, 2010 with early adoption permitted at the beginning of the first fiscal quarter beginning after issuance of the ASU.  The Company adopted this guidance effective July 1, 2010 and elected fair value treatment for synthetic collateralized debt obligations. The adoption of this guidance resulted in a cumulative effect adjustment of $9 million, net of taxes, to retained earnings with a corresponding adjustment to accumulated other comprehensive income (AOCI).  See Note 6 for further discussion on synthetic collateralized debt obligations.

In February 2010, the FASB issued ASU 2010-08 which contained technical corrections to various codification topics.  While none of the provisions in the ASU fundamentally change GAAP, certain clarifications made to the guidance on embedded derivatives and hedging (Subtopic 815-15) may cause a change in the application of that Subtopic and, thus, special transition provisions were provided for accounting changes related to that Subtopic.  The amendments of this ASU are effective for the first reporting period, including interim periods, beginning after issuance, except for certain amendments related to embedded derivatives and certain changes that affect the calculation of tax benefits attributable to reorganizations.  The amendments related to the reorganization guidance in Paragraph 852-740-45-2 should be applied to reorganizations for which the date of the reorganization is on or after the beginning of the first annual reporting period beginning on or after December 15, 2008.  The Company adopted these provisions as of January 1, 2009 with no impact of adoption.  The amendments to the embedded derivative guidance are effective for fiscal years beginning after December 15, 2009.  The Company adopted the embedded derivative provisions as of January 1, 2010 with an immaterial impact of adoption.  The Company adopted all other ASU 2010-08 provisions as of April 1, 2010 with no impact of adoption.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

In February 2010, the FASB issued ASU 2010-10, which defers the application of guidance under FASB ASC 810 for certain interests in an entity that has all of the attributes of an investment company, or for which it is industry practice to apply measurement principles for financial reporting that are consistent with those investment companies apply, or the entity is a registered money market fund.  An entity that qualifies for the deferral will continue to be assessed under the overall guidance on the consolidation of variable interest entities before the guidance amendments.  This guidance is effective for fiscal and interim reporting periods beginning after November 15, 2009.  The Company adopted this guidance effective January 1, 2010.  As a result of the application of this ASU, the Company deferred application for the applicable entities within the scope of the standard.

In January 2010, the FASB issued ASU 2010-06, which amends FASB ASC 820, Fair Value Measurement and Disclosures.  This guidance requires new disclosures and provides amendments to clarify existing disclosures.  The new requirements include disclosing transfers in and out of Levels 1 and 2 fair value measurements and the reasons for the transfers and further disaggregating activity in Level 3 fair value measurements.  The clarification of existing disclosure guidance includes further disaggregation of fair value measurement disclosures for each class of assets and liabilities and providing disclosures about the valuation techniques and inputs used to measure fair value for both recurring and nonrecurring fair value measurements.  The guidance also includes conforming amendments to the guidance on employers’ disclosures about the postretirement benefit plan assets.  This guidance is effective for interim and annual reporting periods beginning after December 15, 2009, except for the new disclosures regarding the activity in Level 3 measurements, which shall be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years.  The Company adopted this guidance effective January 1, 2010, except for the new disclosure regarding the activity in level 3 measurements, which the Company will adopt for the fiscal period beginning January 1, 2011.  See Note 4 for required disclosures.

In June 2009, the FASB issued guidance under FASB ASC 860, Transfers and Servicing.  This guidance eliminates the concept of a qualifying special-purpose entity (QSPE) and clarifies and amends the derecognition criteria for a transfer to be accounted for as a sale and the unit of account eligible for sale accounting.  Additionally, this guidance requires a transferor to initially measure and recognize all assets obtained (including a transferor’s beneficial interest) and liabilities incurred as a result of a transfer of financial assets accounted for as a sale at fair value.  Additionally, on and after the effective date, existing QSPEs (as defined under previous accounting standards) must be evaluated for consolidation in accordance with the applicable consolidation guidance.  This guidance also establishes new requirements for reporting a transfer of a portion of a financial asset as a sale.  This guidance requires enhanced disclosures about, among other things, a transferor’s continuing involvement with transfers of financial assets accounted for as sales, the risks inherent in the transferred financial assets that have been retained, and the nature and financial effect of restrictions on the transferor’s assets that continue to be reported in the consolidated balance sheets.  This guidance is effective for fiscal and interim reporting periods beginning after November 15, 2009.  The Company adopted this guidance effective January 1, 2010. The guidance will be applied to prospective transactions, as is required. There was no impact on the consolidated financial statements of the Company in the adoption of the guidance.

In June 2009, the FASB issued guidance under FASB ASC 810, Consolidation.  This guidance changes the consolidation guidance applicable to a variable interest entity (VIE).  It also amends the guidance governing the determination of whether an entity is the VIE’s primary beneficiary (the reporting entity that must consolidate the VIE) by requiring a qualitative analysis rather than a quantitative analysis.  The qualitative analysis will include consideration of who has the power to direct the activities of the entity that most significantly impact the entity’s economic performance and who has the obligation to absorb losses or the right to receive benefits of the VIE that could potentially be significant to the VIE.  FASB ASC 810 also requires continuous reassessment of whether an enterprise is the primary beneficiary of a VIE.  Prior guidance required reconsideration of whether an enterprise was the primary beneficiary of a VIE only when specific events had occurred.  FASB ASC 810 also requires enhanced disclosures about an enterprise’s variable interest with a VIE.  See Note 21 for required disclosures.  This guidance is effective for fiscal and interim reporting periods beginning after November 15, 2009.  The Company adopted this guidance effective January 1, 2010 resulting in an increase to noncontrolling interest of $46 million.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

In April 2009, the FASB issued guidance under FASB ASC 320, Investments – Debt and Equity Securities.  This guidance is designed to create greater clarity and consistency in accounting for and presentation of impairment losses on debt securities.  This guidance is effective for interim and annual periods ending after June 15, 2009 with early adoption permitted.  As of the beginning of the interim period of adoption, this guidance requires a cumulative-effect adjustment to reclassify the non-credit component of previously recognized other-than-temporary impairment losses on debt securities from retained earnings to the beginning balance of AOCI.  The Company adopted this guidance as of January 1, 2009.  The adoption of this guidance resulted in a cumulative-effect adjustment of $250 million, net of taxes, as an adjustment to the opening balance of retained earnings with a corresponding adjustment to the opening balance of AOCI.

(4)	Fair Value Measurements

Fair Value Option

The Company assesses the fair value option election for newly acquired financial assets or liabilities on a prospective basis. Except for synthetic collateralized debt obligations, there are no material assets or liabilities for which the Company elected the fair value option.

Fair Value Hierarchy

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based on observable and unobservable inputs.  Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable inputs.  The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs.  In determining fair value, the Company uses various methods including market, income and cost approaches.

The Company categorizes its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique.  The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).  If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes financial assets and liabilities recorded at fair value in the consolidated balance sheets as follows:

•	Level 1 – Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date.

•
Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•
Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement.  Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability.  Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Company periodically reviews its fair value hierarchy classifications for financial assets and liabilities. Changes in observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications into/out of Level 3 are reported as transfers at the beginning of the period in which the change occurs.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table summarizes the sources used in determining the fair values of fixed maturity securities as of the dates indicated:

	December 31,	December 31,
	2010	2009
Independent pricing services	81%	68%
Pricing matrices	10%	11%
Broker quotes	5%	6%
Internal pricing models	2%	13%
Other sources	2%	2%
Total	100%	100%

Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)

The Company uses NAV to estimate the underlying fair value for certain mutual funds that do not have readily determinable fair values, which are included in separate account assets.

All but one of these mutual funds are included in Level 2 and had fair values totaling $50.0 billion and $44.0 billion as of December 31, 2010 and 2009, respectively.  These funds have no unfunded commitments or restrictions and the Company always has the ability to redeem the separate account investment in these funds with the investee at NAV daily.  These mutual funds are primarily invested in domestic and international equity funds.

The Company’s separate account assets include an investment in a mutual fund that may not be redeemed until a seven year guarantee period expires in 2016; however, NAV has been used to estimate the fair value of this investment as a practical expedient.  This fund has no unfunded commitments or other restrictions.  The investment strategy of this fund is to build a portfolio where the assets shall be sufficient to achieve a target portfolio value by the end of the seven year guarantee period.  The Company’s portion of the net asset value of this fund reported in separate account assets was $1.3 billion and $976 million as of December 31, 2010 and 2009, respectively, and is included in Level 3.

Since separate account assets include mutual fund investments not directed by the Company, the contractholders have the ability to select and change investment categories, which may result in the underlying mutual funds being purchased and sold in the future.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table summarizes assets and liabilities measured at fair value on a recurring basis as of December 31, 2010:

(in millions)	Level 1	Level 2	Level 3	Total

Assets
Investments:
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S.
Government corporations and agencies	$ 572	$ 10	$ 2	$ 584
Obligations of states and political subdivisions	-	1,377	-	1,377
Debt securities issued by foreign governments	123	-	-	123
Corporate public securities	2	12,600	114	12,716
Corporate private securities	-	3,087	1,161	4,248
Residential mortgage-backed securities	540	5,090	9	5,639
Commercial mortgage-backed securities	-	1,184	2	1,186
Collateralized debt obligations	-	61	191	252
Other asset-backed securities	-	293	16	309
Total fixed maturity securities	$ 1,237	$ 23,702	$ 1,495	$ 26,434
Equity securities	10	32	-	42
Total securities available-for-sale	$ 1,247	$ 23,734	$ 1,495	$ 26,476
Trading securities	-	-	45	45
Short-term investments	25	1,037	-	1,062
Total investments	$ 1,272	$ 24,771	$ 1,540	$ 27,583

Cash and cash equivalents	337	-	-	337
Derivative assets	-	627	211	838
Separate account assets1,3	12,325	50,745	1,805	64,875
Total assets	$ 13,934	$ 76,143	$ 3,556	$ 93,633

Liabilities
Future policy benefits and claims2	$ -	$ -	$ (226)	$ (226)
Derivative liabilities	(18)	(524)	(4)	(546)
Total liabilities	$ (18)	$ (524)	$ (230)	$ (772)

__________
1	Comprised of public, privately registered and non-registered mutual funds and investments in securities.
2
Related to embedded derivatives associated with living benefit contracts.  The Company’s guaranteed minimum accumulation benefits (GMABs), guaranteed lifetime withdrawal benefits (GLWBs) and hybrid GMABs/GLWBs are considered embedded derivatives requiring the related liabilities to be separated from the host insurance product and recognized at fair value, with changes in fair value reported in earnings.  This balance also includes embedded derivatives associated with fixed equity-indexed annuities (EIA) that provide for interest earnings that are linked to the performance of specified equity market indices.

3	The value of separate account liabilities is set to equal the fair value of separate account assets.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table summarizes financial instruments for which the Company used significant unobservable inputs (Level 3) to determine fair value measurements for the year ended December 31, 2010:

		Net investment						Change in
		gains (losses)						unrealized
		In earnings		Purchases,				gains (losses)
	Balance as of	(realized		issuances,	Transfers	Transfers	Balance as of	in earnings
	December 31,	and	In OCI	sales and	into	out of	December 31,	due to assets
(in millions)	2009	unrealized)1	(unrealized)2	settlements	Level 3	Level 3	2010	still held

Assets
Investments:
Securities available-for-sale3:
Fixed maturity securities
U.S. Treasury securities and
obligations of U.S.
Government corporations
and agencies	$ 2	$ -	$ -	$ -	$ -	$ -	$ 2	$ -
Corporate public securities	215	1	4	(15)	1	(92)	114	-
Corporate private securities	1,187	3	31	(268)	311	(103)	1,161	-
Residential mortgage-backed
securities	2,034	(1)	4	(12)	2	(2,018)	9	-
Commercial mortgage-backed
securities	405	-	1	-	-	(404)	2	-
Collateralized debt obligations	240	(27)	29	(67)	16	-	191	-
Other asset-backed securities	167	(9)	8	(11)	-	(139)	16	-
Total fixed maturity securities	$ 4,250	$ (33)	$ 77	$ (373)	$ 330	$ (2,756)	$ 1,495	$ -
Equity securities	8	-	-	(7)	-	(1)	-	-
Total securities available for sale	$ 4,258	$ (33)	$ 77	$ (380)	$ 330	$ (2,757)	$ 1,495	$ -
Trading securities	-	(4)	-	49	-	-	45	(4)
Mortgage loans held for sale	48	14	-	(62)	-	-	-	2
Total investments	$ 4,306	$ (23)	$ 77	$ (393)	$ 330	$ (2,757)	$ 1,540	$ (2)

Derivative assets	331	(91)	-	(29)	-	-	211	(69)
Separate account assets4,6	1,628	188	-	(4)	1	(8)	1,805	-
Total assets	$ 6,265	$ 74	$ 77	$ (426)	$ 331	$ (2,765)	$ 3,556	$ (71)

Liabilities
Future policy benefits and claims5	$ (311)	$ 93	$ -	$ (8)	$ -	$ -	$ (226)	$ 93
Derivative liabilities	(2)	(2)	-	-	-	-	(4)	(2)
Total liabilities	$ (313)	$ 91	$ -	$ (8)	$ -	$ -	$ (230)	$ 91

1
Includes gains and losses on sales of financial instruments, changes in fair value of certain instruments and other-than-temporary impairments.  The net unrealized gain/loss on separate account assets is attributable to contractholders and, therefore, is not included in the Company’s earnings.

2	Includes changes in fair value of certain instruments and non-credit related other-than-temporary impairments.
3
Includes certain collateralized mortgage obligations, residential mortgage-backed securities, commercial mortgage-backed securities, other asset-backed securities, certain broker or internally priced securities and securities that are at or near default based on ratings assigned by the National Association of Insurance Commissioners (NAIC) (see Note 5 for a discussion of NAIC designations.  Equity securities represent holdings in non-registered mutual funds with significant unobservable inputs.

4	Comprised of non-registered mutual funds with significant unobservable and/or liquidity restrictions.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

5
Relates to GMAB, GLWB and hybrid GMAB/GLWB embedded derivatives associated with contracts with living benefit riders.  This balance also includes embedded derivatives associated with EIAs.  Related derivatives are internally valued.  The valuation of guaranteed minimum benefit embedded derivatives is based on capital market and actuarial assumptions, including risk margin considerations reflecting policyholder behavior.  The Company uses both observable and unobservable inputs, such as published swap rates and historical volatilities as well as implied volatilities, in its capital market assumptions.  Actuarial assumptions, including lapse behavior and mortality rates, are either based on annuity experience or pricing assumptions if experience has not yet developed.

6	The value of separate account liabilities is set to equal the fair value of separate account assets.

Transfers during the year ended December 31, 2010

At December 31, 2009, most of the Company’s investments in residential mortgage-backed securities backed by Alt-A and sub-prime collateral were categorized as Level 3 financial assets because there was little market activity in these securities.   During 2010, market activity increased in these securities such that they are no longer considered inactive.  As such, these securities were transferred out of Level 3 and into Level 2. Additionally, many of the Company’s investments in below investment-grade commercial mortgage-backed securities which were categorized as Level 3 financial assets as of December 31, 2009 were transferred to Level 2 in 2010. This was primarily due to an increase in the observable valuation inputs of market activity and availability of higher quality independent pricing data. There were no significant transfers into or out of Level 1 during the year ended December 31, 2010.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following tables summarize transfers of financial instruments into and out of Level 1 and Level 2 for the year ended December 31, 2010:

(in millions)	Transfers into Level 1	Transfers out of Level 1	Transfers into Level 2	Transfers out of Level 2

Assets
Investments:
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S.
Government corporations and agencies	$ -	$ (6)	$ 6	$ -
Debt securities issued by foreign governments	120	-	-	(120)
Corporate public securities	-	(22)	114	(1)
Corporate private securities	-	-	103	(311)
Residential mortgage-backed securities	-	(41)	2,059	(2)
Commercial mortgage-backed securities	-	-	404	-
Collateralized debt obligations	-	-	-	(16)
Other asset-backed securities	-	-	139	-
Total fixed maturity securities	$ 120	$ (69)	$ 2,825	$ (450)
Equity securities	-	-	1	-
Total securities available-for-sale	$ 120	$ (69)	$ 2,826	$ (450)
Total investments	$ 120	$ (69)	$ 2,826	$ (450)

Separate account assets	-	(1)	8	-
Total assets	$ 120	$ (70)	$ 2,834	$ (450)

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table summarizes assets and liabilities measured at fair value on a recurring basis as of December 31, 2009:

(in millions)	Level 1	Level 2	Level 3	Total

Assets
Investments:
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S.
Government corporations and agencies	$ 748	$ 4	$ 2	$ 754
Obligations of states and political subdivisions	-	549	-	549
Debt securities issued by foreign governments	-	75	-	75
Corporate public securities	2	11,134	215	11,351
Corporate private securities	-	3,423	1,187	4,610
Residential mortgage-backed securities	229	3,246	2,034	5,509
Commercial mortgage-backed securities	-	679	405	1,084
Collateralized debt obligations	-	132	240	372
Other asset-backed securities	-	279	167	446
Total fixed maturity securities	$ 979	$ 19,521	$ 4,250	$ 24,750
Equity securities	13	32	8	53
Total securities available-for-sale	$ 992	$ 19,553	$ 4,258	$ 24,803
Mortgage loans held for sale1	-	-	48	48
Short-term investments	56	947	-	1,003
Total investments	$ 1,048	$ 20,500	$ 4,306	$ 25,854

Cash and cash equivalents	49	-	-	49
Derivative assets	-	498	331	829
Separate account assets2,4	11,607	44,611	1,628	57,846
Total assets	$ 12,704	$ 65,609	$ 6,265	$ 84,578

Liabilities
Future policy benefits and claims3	$ -	$ -	$ (311)	$ (311)
Derivative liabilities	(10)	(404)	(2)	(416)
Total liabilities	$ (10)	$ (404)	$ (313)	$ (727)

__________
1	Elected to be carried at fair value.
2	Comprised of public, privately registered and non-registered mutual funds and investments in securities.
3
Related to embedded derivatives associated with living benefit contracts.  The Company’s GMABs, GLWBs and hybrid GMABs/GLWBs are considered embedded derivatives requiring the related liabilities to be separated from the host insurance product and recognized at fair value, with changes in fair value reported in earnings.  This balance also includes embedded derivatives associated with fixed EIAs that provide for interest earnings that are linked to the performance of specified equity market indices.

4	The value of separate account liabilities is set to equal the fair value of separate account assets.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table summarizes financial instruments for which the Company used significant unobservable inputs (Level 3) to determine fair value measurements for the year ended December 31, 2009:

	December 31,	and	In OCI	sales and	in to	out of	December 31,	due to assets
(in millions)	2008	unrealized)1	(unrealized)2	settlements	Level 3	Level 3	2009	still held

Assets
Investments:
Securities available-for-sale3:
Fixed maturity securities
U.S. Treasury securities and
obligations of U.S.
Government corporations
and agencies	$ 2	$ -	$ -	$ -	$ -	$ -	$ 2	$ -
Corporate public securities	253	(31)	40	(121)	92	(18)	215	-
Corporate private securities	1,074	(49)	220	(280)	395	(173)	1,187	-
Residential mortgage-backed
securities	3,036	(111)	389	(431)	1	(850)	2,034	-
Commercial mortgage-backed
securities	263	(20)	139	(7)	94	(64)	405	-
Collateralized debt obligations	251	(53)	77	(18)	-	(17)	240	-
Other asset-backed securities	112	(17)	43	(12)	49	(8)	167	-
Total fixed maturity securities	$ 4,991	$ (281)	$ 908	$ (869)	$ 631	$ (1,130)	$ 4,250	$ -
Equity securities	18	1	-	5	-	(16)	8	-
Total securities available for sale	$ 5,009	$ (280)	$ 908	$ (864)	$ 631	$ (1,146)	$ 4,258	$ -
Mortgage loans held for sale	125	(8)	-	(69)	-	-	48	(3)
Total investments	$ 5,134	$ (288)	$ 908	$ (933)	$ 631	$ (1,146)	$ 4,306	$ (3)

Derivative assets	598	(312)	(12)	57	-	-	331	(310)
Separate account assets4,6	2,142	(647)	-	400	15	(282)	1,628	218
Total assets	$ 7,874	$ (1,247)	$ 896	$ (476)	$ 646	$ (1,428)	$ 6,265	$ (95)

Liabilities
Future policy benefits and claims5	$ (1,740)	$ 1,438	$ -	$ (9)	$ -	$ -	$ (311)	$ 1,438
Derivative liabilities	(4)	2	-	-	-	-	(2)	2
Total liabilities	$ (1,744)	$ 1,440	$ -	$ (9)	$ -	$ -	$ (313)	$ 1,440

__________

1
Includes gains and losses on sales of financial instruments, changes in fair value of certain instruments and other-than-temporary impairments.  The net unrealized gain/loss on separate account assets is attributable to contractholders and, therefore, is not included in the Company’s earnings.

2	Includes changes in fair value of certain instruments and non-credit related other-than-temporary impairments.
3
Includes certain collateralized mortgage obligations, residential mortgage-backed securities, commercial mortgage-backed securities, other asset-backed securities, certain broker or internally priced securities and securities that are at or near default based on ratings assigned by the NAIC (see Note 5 for a discussion of NAIC designations).  Equity securities represent holdings in non-registered mutual funds with significant unobservable inputs.

4	Comprised of non-registered mutual funds with significant unobservable and/or liquidity restrictions.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

5
Relates to GMAB, GLWB and hybrid GMAB/GLWB embedded derivatives associated with contracts with living benefit riders.  This balance also includes embedded derivatives associated with EIAs.  Related derivatives are internally valued.  The valuation of guaranteed minimum benefit embedded derivatives is based on capital market and actuarial assumptions, including risk margin considerations reflecting policyholder behavior.  The Company uses both observable and unobservable inputs, such as published swap rates and historical volatilities as well as implied volatilities, in its capital market assumptions.  Actuarial assumptions, including lapse behavior and mortality rates, are either based on annuity experience or pricing assumptions if experience has not yet developed.

6	The value of separate account liabilities is set to equal the fair value of separate account assets.

Transfers during the year ended December 31, 2009

The Company periodically reviews its fair value hierarchy classifications.  Changes in observability of significant valuation inputs identified during these reviews may trigger reclassification of fair value hierarchy levels of financial assets and liabilities.  During 2008, the Company’s investments in residential mortgage-backed securities backed by prime collateral were classified as Level 3 financial assets because of their inactive markets and resulting illiquidity.  As of December 31, 2009, these securities were no longer considered inactive due to increased trading volume and market activity and as a result were transferred out of Level 3.  In addition, the Company was able to gain additional observable valuation inputs in the pricing of certain corporate securities, residential mortgage-backed securities and commercial mortgage-backed securities, which led to transferring these securities out of Level 3.

Additionally, certain corporate securities and commercial mortgage-backed securities had significant changes in key valuation inputs, which led to transfers into Level 3, primarily related to ratings downgrades and changes in pricing sources.

Fair Value on a Nonrecurring Basis

The Company measured certain mortgage loans at fair value, or fair value of the collateral, for collateral dependent loans, on a non-recurring basis subsequent to their initial recognition, due to impairments recorded during the year. In determining the estimated fair value for these impaired mortgage loans, the Company primarily uses the direct capitalization method based on management’s view of current market capitalization rates.  Alternatively, when deemed more appropriate, the Company may use a discounted cash flow methodology or an independently provided appraisal of value.  Each of these methodologies is considered to represent a Level 3 fair value estimate.  Refer to Note 5 for further discussion of the carrying value of mortgage loans.

Financial Instruments Not Carried at Fair Value

In estimating fair value for its disclosures for financial instruments not carried at fair value (and not included in the fair value disclosures above), the Company used the following methods and assumptions:

Mortgage loans, net:  The fair values of mortgage loans held for investment are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.  Loans with similar characteristics are aggregated for purposes of the calculations.

Policy loans:  The carrying amount reported in the consolidated balance sheets approximates fair value.

Investment contracts:  The fair values of the Company’s liabilities under investment type contracts are based on one of two methods.  For investment contracts without defined maturities, fair value is the amount payable on demand, net of certain surrender charges.  For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis.  Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

Short-term debt:  The carrying amount reported in the consolidated balance sheets approximates fair value.

Long-term debt:  The fair values for long-term debt are based on estimated market prices.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table summarizes the carrying values and estimated fair values of financial instruments as of December 31:

	2010		2009
	Carrying	Estimated	Carrying	Estimated
(in millions)	value	fair value	value	fair value

Assets
Investments:
Mortgage loans, net	$ 6,125	$ 5,863	$ 6,781	$ 5,946
Policy loans	$ 1,088	$ 1,088	$ 1,050	$ 1,050

Liabilities
Investment contracts	$ (17,962)	$ (18,973)	$ (18,724)	$ (18,316)
Short-term debt	$ (300)	$ (300)	$ (150)	$ (150)
Long-term debt	$ (978)	$ (1,039)	$ (706)	$ (723)

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

(5)	Investments

Fixed Maturity Securities and Equity Securities Available-for-Sale

The following table summarizes the amortized cost, gross unrealized gains and losses, and estimated fair values of securities available-for-sale as of the dates indicated:

		Gross	Gross
	Amortized	unrealized	unrealized	Estimated
(in millions)	cost	gains	losses	fair value

December 31, 2010
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S.
Government corporations and agencies	$ 497	$ 87	$ -	$ 584
Obligations of states and political subdivisions	1,410	15	48	1,377
Debt securities issued by foreign governments	110	13	-	123
Corporate public securities	11,921	879	84	12,716
Corporate private securities	4,038	257	47	4,248
Residential mortgage-backed securities	5,811	183	355	5,639
Commercial mortgage-backed securities	1,167	51	32	1,186
Collateralized debt obligations	365	13	126	252
Other asset-backed securities	294	19	4	309
Total fixed maturity securities	$ 25,613	$ 1,517	$ 696	$ 26,434
Equity securities	39	3	-	42
Total securities available-for-sale	$ 25,652	$ 1,520	$ 696	$ 26,476

December 31, 2009
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S.
Government corporations	$ 688	$ 73	$ 7	$ 754
Obligations of states and political subdivisions	568	4	23	549
Debt securities issued by foreign governments	70	5	-	75
Corporate public securities	10,929	597	175	11,351
Corporate private securities	4,500	193	83	4,610
Residential mortgage-backed securities	6,079	95	665	5,509
Commercial mortgage-backed securities	1,284	7	207	1,084
Collateralized debt obligations	531	12	171	372
Other asset-backed securities	454	20	28	446
Total fixed maturity securities	$ 25,103	$ 1,006	$ 1,359	$ 24,750
Equity securities	49	5	1	53
Total securities available-for-sale	$ 25,152	$ 1,011	$ 1,360	$ 24,803

The fair value of the Company’s investments may fluctuate significantly in response to changes in interest rates, investment quality ratings and credit spreads.  The Company does not have the intent to sell, nor is it more likely than not that the Company will be required to sell debt securities in unrealized loss positions.  The Company may realize investment losses to the extent its liquidity needs require the disposition of fixed maturity securities in unfavorable interest rate, liquidity or credit spread environments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table summarizes, for securities available-for-sale, the gross unrealized losses based on the amount of time each type of security has been in an unrealized loss position, as of the dates indicated:

	Less than or equal to one year			More than one year			Total
		Gross	Number		Gross	Number		Gross	Number
	Estimated	unrealized	of	Estimated	unrealized	of	Estimated	unrealized	of
(in millions, except number of securities)	fair value	losses	securities	fair value	losses	securities	fair value	losses	securities

December 31, 2010
Fixed maturity securities:
Obligations of states and
political subdivisions	$ 814	$ 48	77	$ -	$ -	-	$ 814	$ 48	77
Debt securities issued by foreign
governments	20	-	1	-	-	-	20	-	1
Corporate public securities	1,009	28	109	528	56	107	1,537	84	216
Corporate private securities	371	26	41	221	21	22	592	47	63
Residential mortgage-backed securities	562	13	41	1,765	342	281	2,327	355	322
Commercial mortgage-backed securities	40	1	7	182	31	35	222	32	42
Collateralized debt obligations	1	-	2	180	126	46	181	126	48
Other asset-backed securities	27	1	2	62	3	17	89	4	19
Total fixed maturity securities	$ 2,844	$ 117	$ 280	$ 2,938	$ 579	$ 508	$ 5,782	$ 696	$ 788
Equity securities	3	-	3	2	-	40	5	-	43
Total	$ 2,847	$ 117	$ 283	$ 2,940	$ 579	$ 548	$ 5,787	$ 696	$ 831

December 31, 2009
Fixed maturity securities:
U.S. Treasury securities and
obligations of U.S. Government corporations and agencies
corporations and agencies	$ 206	$ 7	10	$ -	$ -	-	$ 206	$ 7	10
Obligations of states and
political subdivisions	318	12	35	79	11	13	397	23	48
Debt securities issued by foreign
governments	1	-	2	-	-	-	1	-	2
Corporate public securities	1,198	32	160	1,117	143	201	2,315	175	361
Corporate private securities	279	19	47	973	64	73	1,252	83	120
Residential mortgage-backed securities	937	103	117	2,375	562	341	3,312	665	458
Commercial mortgage-backed securities	43	5	11	699	202	101	742	207	112
Collateralized debt obligations	30	29	13	277	142	45	307	171	58
Other asset-backed securities	5	-	12	248	28	33	253	28	45
Total fixed maturity securities	$ 3,017	$ 207	$ 407	$ 5,768	$ 1,152	$ 807	$ 8,785	$ 1,359	$ 1,214
Equity securities	17	-	13	3	1	75	20	1	88
Total	$ 3,034	$ 207	420	$ 5,771	$ 1,153	882	$ 8,805	$ 1,360	1,302

The weighted estimated fair value to amortized cost for non-investment grade fixed maturity securities that have an estimated fair value to amortized cost ratio of less than 80% and have been in an unrealized loss position for more than one year was 54% and 65% as of December 31, 2010 and 2009, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The table below summarizes the amortized cost and estimated fair values of fixed maturity securities available-for-sale, by maturity, as of December 31, 2010.  Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized	Estimated
(in millions)	cost	fair value

Fixed maturity securities available-for-sale:
Due in one year or less	$ 961	$ 980
Due after one year through five years	6,784	7,195
Due after five years through ten years	6,087	6,588
Due after ten years	4,144	4,285
Subtotal	$ 17,976	$ 19,048
Residential mortgage-backed securities	5,811	5,639
Commercial mortgage-backed securities	1,167	1,186
Collateralized debt obligations	365	252
Other asset-backed securities	294	309
Total	$ 25,613	$ 26,434

The NAIC assigns credit quality ratings (NAIC designations) to securities for the purpose of statutory reporting.  These NAIC designations are generally based on the credit ratings assigned by nationally recognized statistical rating agencies organizations (NRSRO) unless a security is not rated by an NRSRO, in which case the NAIC rates it using an alternative approach.  Beginning with year-end 2009 statutory reporting, the NAIC modified its ratings approach for residential mortgage-backed securities, which are not backed by U.S. government agencies.  Additionally, beginning with year-end 2010 statutory reporting, the NAIC similarly modified its ratings approach for commercial mortgage-backed securities.  Under the modified approach, the NAIC designations for these types of securities are based on an insurer’s reported carrying value for the security relative to a NAIC-prescribed ratings matrix for the security, with a higher NAIC designation afforded securities with lower carrying values.  In effect, this process rates the credit quality of a security based on an independent market view of the expected discounted future cash flows from the security versus its statutory carrying value.  Under this process, NAIC designations for these types of mortgage-backed securities could be higher or lower than the related NRSRO ratings.  NAIC designations range from class 1 (highest quality) to class 6 (lowest quality).  Of the Company’s fixed maturity securities, 93% and 91% were in the two highest NAIC designations categories as of December 31, 2010 and 2009, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table shows the equivalent designation between the NAIC and NRSRO and summarizes the credit quality, as determined by NAIC designations, of the Company’s fixed maturity securities portfolio as of the dates indicated:

(in millions)		December 31, 2010		December 31, 2009
NAIC Designations1, 2	NRSRO equivalent designation	Amortized cost	Estimated fair value	Amortized cost	Estimated fair value

1	AAA/AA/A	$ 14,879	$ 15,595	$ 15,323	$ 15,196
2	BBB	8,495	8,893	7,140	7,275
3	BB	1,389	1,280	1,551	1,404
4	B	492	437	724	617
5	CCC and lower	260	191	253	188
6	In or near default	98	38	112	70
	Total	$ 25,613	$ 26,434	$ 25,103	$ 24,750

__________

1
NAIC designations are assigned at least annually.  Some ratings for securities shown have been assigned to securities not yet assigned an NAIC designation in a manner approximating equivalent NRSRO categories.

2	Class 1 and class 2 NAIC designations are generally considered to represent investment grade ratings and are considered as such by the Company in reporting its credit quality information.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

Corporate Securities

Corporate securities include conventional bonds, private placement fixed maturity securities, syndicated corporate bank loans and hybrid securities with both debt and equity-like features.  For these corporate securities, the following table summarizes, as of the dates indicated, the Company’s gross unrealized loss position categorized as investment grade vs. non-investment grade, for the period of time indicated, and based on the ratio of estimated fair value to amortized cost (in millions):

Period of time for which unrealized loss has existed
	Investment Grade			Non-Investment Grade			Total
Ratio of	Less	More		Less	More		Less	More
estimated fair	than or	than		than or	than		than or	than
value to	equal to	one		equal to	one		equal to	one
amortized cost	one year	year	Total	one year	year	Total	one year	year	Total

December 31, 2010
99.9% - 80.0%	$ 37	$ 35	$ 72	$ 4	$ 20	$ 24	$ 41	$ 55	$ 96
79.9% - 50.0%	-	17	17	12	5	17	12	22	34
Below 50.0%	-	-	-	1	-	1	1	-	1
Total	$ 37	$ 52	$ 89	$ 17	$ 25	$ 42	$ 54	$ 77	$ 131

December 31, 2009
99.9% - 80.0%	$ 27	$ 104	$ 131	$ 13	$ 45	$ 58	$ 40	$ 149	$ 189
79.9% - 50.0%	9	46	55	2	12	14	11	58	69
Below 50.0%	-	-	-	-	-	-	-	-	-
Total	$ 36	$ 150	$ 186	$ 15	$ 57	$ 72	$ 51	$ 207	$ 258

Judgments regarding whether a corporate debt security is other-than-temporarily impaired include analyzing the issuer’s financial condition.  An analysis of the issuer’s financial condition includes whether there has been a decline in the overall value of the issuer or its ability to service the specific security.  The total enterprise value of the company issuing the security is determined through asset coverage, cash flow multiples, or other industry standards.  Several factors assessed when determining the enterprise value include, but are not limited to, credit quality ratings, cash flow sustainability, liquidity, strength, industry, and market position.  Sources of information include, but are not limited to, management projections, independent consultants, street research, peer analysis, and internal analysis.

If the Company has concerns regarding the viability of the issuer or its ability to service the specific security after this analysis, a recovery value analysis is prepared to determine if the recovery value has declined below the amortized cost of the security.  The recovery value is combined with the estimated timing to recovery, any other applicable cash flows that are expected and discounted at the security’s effective yield to arrive at the expected present value of cash flows.  If a recovery estimate is not feasible, then the market view of cash flows implied by the current fair value is the primary factor used to estimate recovery and the present value of cash flows.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The Company held hybrid securities issued by institutions in the financial sector with both debt and equity-like features, classified as corporate fixed maturity securities, with estimated fair values of $403 million and $609 million, and gross unrealized losses of $39 million and $101 million, as of December 31, 2010 and 2009, respectively.  Of these unrealized losses as of December 31, 2010, $36 million, or 92%, were in an unrealized loss position for more than one year, evaluated under the debt model, compared to $99 million, or 98%, as of December 31, 2009.  The Company evaluates such securities for other-than-temporary impairment using the criteria of either a debt or an equity security depending on the facts and circumstances of the individual issuer and security.

The Company invests in private placement fixed maturity securities because of the generally higher nominal yield available compared to comparably rated public fixed maturity securities, more restrictive financial and business covenants available in private fixed maturity security loan agreements, and stronger prepayment protection.  Although private placement fixed maturity securities are not registered with the SEC and generally are less liquid than public fixed maturity securities, restrictive financial and business covenants included in private placement fixed maturity security loan agreements generally are designed to compensate for the impact of increased liquidity risk.  A significant portion of the private placement fixed maturity securities that the Company holds are participations in large issuances that are also owned by other investors.

Residential Mortgage-Backed Securities

Residential mortgage-backed securities are a type of fixed income security backed by residential mortgage loans, which have been are sold into a trust or special purpose entity, formed for the purpose of securitizing and tranching the cash flows of the mortgage loans. The following tables summarize the distribution by collateral classification of the Company’s residential mortgage-backed securities as of dates indicated:

	December 31, 2010			December 31, 2009
			% of			% of
			estimated			estimated
	Amortized	Estimated	fair value	Amortized	Estimated	fair value
in millions	cost	fair value	total	cost	fair value	total
Government agency	$ 2,795	$ 2,929	52%	$ 2,547	$ 2,621	48%
Prime	973	944	17%	1,120	960	17%
Alt-A	1,545	1,333	23%	1,831	1,452	26%
Sub-prime	498	433	8%	577	474	9%
Other residential mortgage collateral	-	-	-	4	2	-
Total	$ 5,811	$ 5,639	100%	$ 6,079	$ 5,509	100%

The Company considers prime collateral to be mortgages whose underwriting standards qualify the mortgage for regular conforming or jumbo loan programs.  In addition, government agency collateral is considered to be mortgages securitized by government agencies both implicitly and explicitly backed by the full faith and credit of the U.S. Government.

The Company considers Alt-A collateral to be mortgages whose underwriting standards do not qualify the mortgage for regular conforming or jumbo loan programs.  Typical underwriting characteristics that cause a mortgage to fall into the Alt-A classification may include, but are not limited to, inadequate loan documentation of a borrower’s financial information, debt-to-income ratios above normal lending limits, loan-to-value ratios above normal lending limits that do not have primary mortgage insurance, a borrower who is a temporary resident, and loans securing non-conforming types of real estate.  Alt-A mortgages are generally issued to borrowers having higher Fair Isaac Credit Organization (FICO) scores, and the lender typically charges a slightly higher interest rate for such mortgages.

The Company considers sub-prime collateral to be mortgages that are first or second lien mortgage loans issued to sub-prime borrowers, as demonstrated by recent delinquent rent or housing payments or substandard FICO scores.  Second-lien mortgage loans are also considered sub-prime.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

For residential mortgage-backed securities, the following table summarizes as of the dates indicated the Company’s gross unrealized loss position categorized as investment grade vs. non-investment grade, for the period of time indicated, and based on the ratio of estimated fair value to amortized cost (in millions):

Period of time for which unrealized loss has existed
	Investment Grade			Non-Investment Grade			Total
Ratio of	Less	More		Less	More		Less	More
estimated fair	than or	than		than or	than		than or	than
value to	equal to	one		equal to	one		equal to	one
amortized cost	one year	year	Total	one year	year	Total	one year	year	Total

December 31, 2010
99.9% - 80.0%	$ 13	$ 97	$ 110	$ -	$ 72	$ 72	$ 13	$ 169	$ 182
79.9% - 50.0%	-	51	51	-	97	97	-	148	148
Below 50.0%	-	11	11	-	14	14	-	25	25
Total	$ 13	$ 159	$ 172	$ -	$ 183	$ 183	$ 13	$ 342	$ 355

December 31, 2009
99.9% - 80.0%	$ 29	$ 134	$ 163	$ 11	$ 42	$ 53	$ 40	$ 176	$ 216
79.9% - 50.0%	17	198	215	20	140	160	37	338	375
Below 50.0%	10	34	44	16	14	30	26	48	74
Total	$ 56	$ 366	$ 422	$ 47	$ 196	$ 243	$ 103	$ 562	$ 665

The Company evaluates its residential mortgage-backed securities for other-than-temporary impairment using multiple inputs.  Loan level defaults are estimated using an option pricing approach in which the probability of borrower default increases as home equity declines.  Home price appreciation statistics are provided by a third-party.   Other factors which influence the probability of default are debt-servicing, missed refinancing opportunities and geography.  Loan level characteristics such as issuer, FICO score, payment terms, level of documentation, residency type, dwelling type and loan purpose are also utilized in the model along with historical performance, to estimate or measure the loan’s propensity to default.  Additionally, the model takes into account loan age, seasonality, payment changes and exposure to refinancing as additional drivers of default.  For transactions where loan level data is not available, the model uses a proxy based on the collateral characteristics.  Loss severity in the model is a function of multiple factors, including but not limited to, the unpaid balance, interest rate, mortgage insurance ratios, assessed property value at origination, change in property valuation and loan-to-value ratio at origination.  Prepayment speeds, both actual and estimated, are also considered.  The cash flows generated by the collateral securing these securities are then determined based on these default, loss severity and prepayment assumptions.  These collateral cash flows are then utilized, along with consideration for the issue’s position in the overall structure, to determine the cash flows associated with the residential mortgage-backed security held by the Company.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

Commercial Mortgage-Backed Securities

The Company owns and manages commercial mortgage-backed securities, which are trust certificates or bonds offered to investors that are collateralized by a pool of commercial mortgage loans from which the principal and interest paid on those mortgages flows to investors.  These investments in commercial mortgage-backed securities are generally characterized by securities that are collateralized by static, heterogeneous pools of mortgages on commercial real estate properties.  Deals are generally diversified across property types, geography, borrowers, tenants, loan size, coupon and vintages.  For commercial mortgage-backed securities, the following tables summarize, as of the dates indicated, the Company’s gross unrealized loss position categorized as investment grade vs. non-investment grade, for the period of time indicated, and based on the ratio of estimated fair value to amortized cost (in millions):

Period of time for which unrealized loss has existed
	Investment Grade			Non-Investment Grade			Total
Ratio of	Less	More		Less	More		Less	More
estimated fair	than or	than		than or	than		than or	than
value to	equal to	one		equal to	one		equal to	one
amortized cost	one year	year	Total	one year	year	Total	one year	year	Total

December 31, 2010
99.9% - 80.0%	$ 1	$ 7	$ 8	$ -	$ 4	$ 4	$ 1	$ 11	$ 12
79.9% - 50.0%	-	5	5	-	10	10	-	15	15
Below 50.0%	-	-	-	-	5	5	-	5	5
Total	$ 1	$ 12	$ 13	$ -	$ 19	$ 19	$ 1	$ 31	$ 32

December 31, 2009
99.9% - 80.0%	$ 4	$ 54	$ 58	$ -	$ -	$ -	$ 4	$ 54	$ 58
79.9% - 50.0%	-	85	85	-	-	-	-	85	85
Below 50.0%	1	63	64	-	-	-	1	63	64
Total	$ 5	$ 202	$ 207	$ -	$ -	$ -	$ 5	$ 202	$ 207

Commercial mortgage-backed securities’ cash flows are generated by an industry standard fixed income analytics system designed for asset backed securities.  In addition, a third party default model is generally utilized within this service to apply loan specific probability of default, refinance risk and loss severity ratios to generate estimated cash flows.  Default and prepayment assumptions are deal specific and include, but are not limited to, delinquency, property type, loan size, debt service coverage ratio, loan to value ratios and loan age.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

Collateralized Debt Obligations

Collateralized debt obligations are asset-backed securities whose value is derived from the credit quality of the underlying corporate obligations.  For collateralized debt obligations, the following tables summarize, as of the dates indicated, the Company’s gross unrealized loss position categorized as investment grade versus non-investment grade, for the period of time indicated, and based on the ratio of estimated fair value to amortized cost (in millions):

Period of time for which unrealized loss has existed
	Investment Grade			Non-Investment Grade			Total
Ratio of	Less	More		Less	More		Less	More
estimated fair	than or	than		than or	than		than or	than
value to	equal to	one		equal to	one		equal to	one
amortized cost	one year	year	Total	one year	year	Total	one year	year	Total

December 31, 2010
99.9% - 80.0%	$ -	$ 9	$ 9	$ -	$ 3	$ 3	$ -	$ 12	$ 12
79.9% - 50.0%	-	8	8	-	8	8	-	16	16
Below 50.0%	-	-	-	-	98	98	-	98	98
Total	$ -	$ 17	$ 17	$ -	$ 109	$ 109	$ -	$ 126	$ 126

December 31, 2009
99.9% - 80.0%	$ 1	$ 4	$ 5	$ -	$ 15	$ 15	$ 1	$ 19	$ 20
79.9% - 50.0%	-	29	29	4	31	35	4	60	64
Below 50.0%	-	10	10	24	53	77	24	63	87
Total	$ 1	$ 43	$ 44	$ 28	$ 99	$ 127	$ 29	$ 142	$ 171

To generate the expected cash flows, NRSRO ratings of the underlying corporate securities were used to develop default probabilities.  Historical and forecasted loss severities were then applied to develop the expected losses within the security’s collateral pool.  An independent data provider is then used to model each security’s structure and waterfall to determine cash flows at the security level.  If a recovery estimate is not feasible, then the market’s view of cash flows implied by the current fair value, market discount rates, and effective yield are the primary factors used to estimate recovery.

Within the collateralized debt obligations security type are Pooled Trust Preferreds.  Pooled Trust Preferreds are collateralized debt obligations where the collateral is regional bank and insurance company trust preferred securities.  All banks in the pools were screened using data provided by U.S. Bank Rating service.  The rating service score is a combination of the bank’s liquidity, asset quality, capital adequacy and profitability.  The results of the analysis, as well as management’s evaluation of the results and broker research, are used to generate default rates which are modeled to create cash flows from the entire collateral pool underlying each pooled trust preferred security.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008
Unrealized Gains and Losses

The following table presents the components of net unrealized gains (losses) on securities available-for-sale, as of December 31:

(in millions)	2010 1	2009 2

Net unrealized gains (losses), before adjustments and taxes	$ 824	$ (350)
Change in fair value attributable to fixed maturity securities designated in fair value
hedging relationships	(20)	(35)
Net unrealized gains (losses), before adjustments and taxes	804	(385)
Adjustment to deferred policy acquisition costs	(217)	31
Adjustment to value of business acquired	1	-
Adjustment to future policy benefits and claims	27	20
Adjustment to policyholder dividend obligation	(90)	(17)
Deferred federal income tax (benefit) expense	(184)	123
Net unrealized gains (losses)	$ 341	$ (228)

__________
1	Includes the $9 million, net of taxes, cumulative effect of adoption of accounting principle as of July 1, 2010 for the adoption of FASB ASU 2010-11.
2
Includes the $250 million, net of taxes, cumulative effect of adoption of accounting principle as of January 1, 2009 for the adoption of guidance impacting FASB ASC 320-10, Investments – Debt and Equity Securities.

The following table presents an analysis of the net change in net unrealized gains (losses) on securities available-for-sale before adjustments and taxes for the years ended December 31:

(in millions)	2010 1	2009	2	2008

Fixed maturity securities	$ 1,174	$ 2,382		$ (2,682)
Equity securities	(1)	12		(14)
Net increase (decrease)	$ 1,173	$ 2,394		$ (2,696)

__________
1	Includes the $14 million cumulative effect of adoption of accounting principle as of July 1, 2010 for the adoption of FASB ASU 2010-11.
2	Includes the $384 million cumulative effect of adoption of accounting principle as of January 1, 2009 for the adoption of guidance impacting FASB ASC 320-10, Investments – Debt and Equity Securities.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The non-credit portion of other-than-temporary impairments and any subsequent changes in the fair value of those debt securities are recognized in other comprehensive income. Cumulative non-credit gains and losses recognized on debt securities which have credit losses in earnings, before federal income tax benefit, for the years ended December 31:

(in millions)	2010	2009

Unrealized losses as of January 1,	$ (346)	$ -
Cumulative adoption of accounting principle as of January 1, 2009	-	(384)
Non-credit losses in the period	(174)	(417)
Net unrealized gains in the period	305	455
Total	$ (215)	$ (346)

Mortgage Loans, Net of Allowance

The Company’s investments in mortgage loans consist primarily of first lien, collateral dependent, non-mezzanine commercial mortgage loans.  These loans are further segregated into the following classes based on the unique risk profiles of the underlying property types: office, warehouse, retail, apartment, hotel and other.

The collectability of a mortgage loan is based on the ability of the borrower to repay and/or the value of the underlying collateral.  The quality of a loan is generally defined by the specific financial position and condition of a borrower and the underlying collateral. Many of the Company’s commercial mortgage loans are structured with balloon payment maturities, exposing the Company to risks associated with the borrowers’ ability to make the balloon payment or refinance the property.

As part of the underwriting process, specific guidelines are followed to ensure the initial quality of a new mortgage loan.  Third-party appraisals are generally obtained to support loaned amounts.

The Company actively monitors the credit quality of its mortgage loans to support the development of the valuation allowance.  This monitoring process includes quantitative analyses which facilitate the identification of deteriorating loans, and qualitative analyses which consider other factors relevant to the borrowers’ ability to repay.  Loans with deteriorating credit fundamentals are identified for special surveillance procedures and are categorized based on the severity of their deterioration and management’s judgment as to the likelihood of loss.

Mortgage loans are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement.  When management determines that a loan is impaired, a provision for loss is established equal to either the difference between the carrying value and the present value of expected future cash flows discounted at the loan’s effective interest rate or the fair value of the collateral if the loan is collateral dependent.

In addition to the loan-specific reserves, the Company maintains a non-specific reserve for losses developed based on loan surveillance categories and property type classes and reflects management’s best estimate of probable credit losses as of the balance sheet date but not yet attributable to specific loans.  Management’s periodic evaluation of the adequacy of the non-specific reserve is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect a borrower’s ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The unpaid principal balance, amortized cost and valuation allowance for commercial mortgage loans by class as of December 31, 2010:

(in millions)	Office	Warehouse	Retail	Apartment	Hotel	Other	Total

Commercial mortgage loans subject to non-specific reserves:

Unpaid principal balance	$ 775	$ 1,360	$ 2,276	$ 1,220	$ 223	$ 88	$ 5,942

Amortized cost	$ 774	$ 1,365	$ 2,276	$ 1,222	$ 227	$ 88	$ 5,952

Non-specific reserve	$ (14)	$ (7)	$ (10)	$ (9)	$ (7)	$ -	$ (47)

Commercial mortgage loans subject to specific reserves:

Unpaid principal balance	$ 8	$ 52	$ 49	$ 23	$ 137	$ -	$ 269

Amortized cost	$ 8	$ 52	$ 49	$ 23	$ 137	$ -	$ 269

Specific reserves	$ (1)	$ (8)	$ (14)	$ (4)	$ (22)	$ -	$ (49)

The following table summarizes activity in the valuation allowance for mortgage loans for the years ended December 31:

(in millions)	2010	2009

Valuation allowance, beginning of period	$ 77	$ 42
Additions	66	85
Deductions	(47)	(50)
Valuation allowance, end of period	$ 96	$ 77

In 2010, management developed an internal credit quality rating process to reflect an internal view of the credit risk associated with individual loans, as well as the portfolio as a whole.  This process considers a number of relevant loan quality measurements and factors, including loan-to-value ratio (LTV), debt service coverage ratio (DSC), current market rent expectations, economic vacancy, property characteristics, market area, and borrower strength.  LTV is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral.  DSC is the amount of cash flow generated by the underlying collateral of the mortgage loan available to meet periodic interest and principal payments of the loan.  This process yields an individual internal credit quality rating score for substantially all of the Company’s commercial mortgage loans which is then translated to a credit quality rating ranging from 1 to 5, with 1 representing the lowest risk profile and lowest potential for loss and 5 representing the highest risk profile and highest potential for loss.  These internal ratings by property will be updated at least annually.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table summarizes the amortized cost of commercial mortgage loans by internal credit quality rating and by class as of December 31, 2010:

(in millions)	Office	Warehouse	Retail	Apartment	Hotel	Other	Total

Rated 1	$ 4	$ -	$ 1	$ -	$ -	$ -	$ 5
Rated 2	173	173	571	108	24	-	1,049
Rated 3	523	1,065	1,643	935	128	16	4,310
Rated 4	66	173	105	202	209	72	827
Rated 5	16	6	5	-	3	-	30
Total commercial mortgage loans	$ 782	$ 1,417	$ 2,325	$ 1,245	$ 364	$ 88	$ 6,221

Internal credit quality ratings are not used to establish the valuation allowance; however, there is a strong correlation between the two processes.  For example, loans in the category receiving the highest loss factors for determination of the valuation allowance are generally rated with an internal credit quality rating of 4 or 5, while loans in the category receiving the lowest loss factors for determination of the valuation allowance are generally rated 1, 2 or 3.

While the internal credit ratings above display management’s assessment of relative credit risk in the mortgage loan portfolio for the date indicated based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of valuation allowance, are collectible.

As of December 31, 2010, the Company’s mortgage loans classified as delinquent and/or in non-accrual status were immaterial in relation to the total mortgage loan portfolio.  The Company had no mortgage loans 90 days or more past due and still accruing interest.

The estimated fair value of mortgage loans was $5.9 billion and $6.0 billion at December 31, 2010 and 2009 respectively.

Securities Lending

The estimated fair value of loaned securities was $269 million and $40 million as of December 31, 2010 and 2009, respectively.  The Company had received $276 million and $41 million of cash collateral on securities lending as of December 31, 2010 and 2009, respectively. The Company had not received any non-cash collateral on securities lending as of the balance sheet dates.

Assets on Deposit, Held in Trust and Pledged as Collateral

Fixed maturity securities with an amortized cost of $8 million and $19 million were on deposit with various regulatory agencies as required by law as of December 31, 2010 and 2009, respectively.  These securities continue to be included in fixed maturity securities on the consolidated balance sheets.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

Net Investment Income

The following table summarizes net investment income from continuing operations by source for the years ended December 31:

(in millions)	2010	2009	2008

Securities available-for-sale:
Fixed maturity securities	$ 1,474	$ 1,465	$ 1,477
Equity securities	2	2	5
Trading assets	1	-	-
Mortgage loans	396	445	497
Short-term investments	2	6	17
Other	9	17	(75)
Gross investment income	$ 1,884	$ 1,935	$ 1,921
Less investment expenses	59	56	56
Net investment income	$ 1,825	$ 1,879	$ 1,865

Net Realized Investment Gains and Losses

The following table summarizes net realized investment gains (losses) from continuing operations by source for the years ended December 31:
(in millions)	2010	2009	2008

Net derivatives (losses) gains 1,2	$ (385)	$ 400	$ (330)
Realized gains on sales	176	192	40
Realized losses on sales	(43)	(113)	(41)
Valuation gains (losses) 3	17	(21)	(56)
Other	(1)	(4)	39
Net realized investment (losses) gains	$ (236)	$ 454	$ (348)

__________
1
Includes net losses of $155 million, net gains of $414 million, and net losses $501 million on derivatives and embedded derivatives associated with living benefit contracts for the years ended December 31, 2010, 2009, and 2008, respectively.

2
Includes net losses of $88 million, net losses of $172 million and net gains of $109 million on derivatives associated with death benefit contracts for the years ended December 31, 2010, 2009 and 2008, respectively.

3
Includes valuation of trading securities, mark-to-market valuation of mortgage loans held for sale, and changes in the non-specific loss reserves component of the valuation allowance on mortgage loans.

Proceeds from the sale of securities available-for-sale during 2010, 2009 and 2008 were $2.2 billion, $4.2 billion and $4.3 billion, respectively.  During 2010, 2009 and 2008, gross gains of $172 million, $189 million and $36 million, respectively, and gross losses of $17 million, $70 million and $25 million, respectively, were realized on those sales.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008
Other-Than-Temporary Impairment Losses

The following table summarizes other-than-temporary impairments for the years ended December 31:

		Included in OCI
(in millions)	Gross		Net
2010
Fixed maturity securities1	$ 330	$ (174)	$ 156
Equity securities	5	-	5
Mortgage loans	59	-	59
Total other-than-temporary impairment losses	$ 394	$ (174)	$ 220

2009
Fixed maturity securities1	$ 907	$ (417)	$ 490
Equity securities	7	-	7
Mortgage loans	72	-	72
Other	6	-	6
Total other-than-temporary impairment losses	$ 992	$ (417)	$ 575

2008
Fixed maturity securities1			$ 1,052
Equity securities			60
Mortgage loans			15
Other			4
Total other-than-temporary impairment losses			$ 1,131

__________

1
Declines in the creditworthiness of the issuer of hybrid securities with both debt and equity-like features requires the use of the equity model in analyzing the security for other-than-temporary impairment.  For the year ended December 31, 2010, the Company recognized $6 million in other-than-temporary impairments related to these securities compared to $168 million and $90 million for the years ended December 31, 2009 and 2008, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table summarizes the cumulative amounts related to the Company's credit loss portion of the other-than-temporary-impairment losses on debt securities that the Company does not intend to sell and it is not more likely than not that the Company will be required to sell the security prior to recovery of the amortized cost basis as of December 31:

(in millions)	2010	2009

Cumulative credit loss as of January 1, 1	$ 417	$ 507
New credit losses	31	168
Incremental credit losses2	116	72
Subtotal	$ 564	$ 747
Less:
Losses related to securities included in the beginning balance sold or paid down during the period	(202)	(267)
Losses related to securities included in the beginning balance for which there was a change in intent3	(22)	(63)
Cumulative credit loss as of December 31,1	$ 340	$ 417

__________

1
The cumulative credit loss amount excludes other-than-temporary-impairment losses on securities held as of the periods indicated that the Company intends to sell or it is more likely than not that the Company will be required to sell the security before the recovery of the amortized cost basis.

2	Includes losses on securities for which the Company can no longer assert that it does not intend to sell the securities.
3
Securities for which a credit-related other-than-temporary impairment loss was previously recorded that the Company now intends to sell or is more likely than not it will be required to sell before recovery of the amortized cost basis and has transferred the non-credit portion of loss previously recorded in other comprehensive income to earnings during the period.  Also includes hybrid securities that had previously been evaluated for other-than-temporary impairment based on the criteria as a debt security, but in the current period are evaluated as an equity security due to declines in the creditworthiness of the issuer.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

(6)	Derivative Instruments

The Company is exposed to certain risks relating to its ongoing business operations which are managed by using derivative instruments and include interest rate, foreign exchange, equity market and credit risk. To manage these risks and exposures, the Company uses interest rate contracts, primarily interest rate swaps; currency derivatives, primarily cross-currency swaps and futures; equity derivatives, primarily options and futures; credit default swaps and total return swaps.  The accounting for changes in the fair value of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship and on the type of hedging relationship.  The Company recognizes all of its derivative instruments as either assets or liabilities at fair value.

Interest Rate Risk Management:  The Company uses interest rate contracts, primarily interest rate swaps, to reduce or alter interest rate exposure arising from mismatches between assets and liabilities.  In the case of interest rate swaps, the Company enters into a contractual agreement with a counterparty to exchange, at specified intervals, the difference between fixed and variable rates of interest, calculated on a reference notional amount.

Interest rate swaps are used by the Company in association with fixed and variable rate investments to achieve cash flow streams that support certain financial obligations of the Company and to produce desired investment returns.  As such, interest rate swaps are generally used to convert fixed rate cash flow streams to variable rate cash flow streams or vice versa.

In connection with the MTN program, the Company issues funding agreements to an unconsolidated third party trust to secure notes issued to investors by the trust.  The proceeds from these funding agreements are generally used to purchase fixed rate investments, generally available-for-sale public or private corporate bonds or commercial mortgage loans. In a rising interest rate environment, the Company is exposed to narrowing margins.  To mitigate this risk, the Company enters into interest rate swap contracts to hedge the volatility associated with changes in interest rates.

The Company also enters into interest rate swap transactions which are structured to provide a hedge against the negative impact of higher interest rates on the Company’s capital position.

Foreign Currency Risk Management: As part of its regular investing activities, the Company may purchase foreign currency denominated investments, generally fixed maturity securities.  These investments and the associated income expose the Company to volatility associated with movements in foreign exchange rates.  In an effort to mitigate this risk, the Company uses cross-currency swaps.  As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument generally offsets the changes in the functional-currency equivalent cash flows of the hedged asset.

In addition, foreign exchange risks associated with foreign currency-denominated MTNs are managed using cross-currency swaps.

Credit Risk Management:  The Company enters into credit derivative contracts, primarily credit default swaps, under which the Company buys and sells credit default protection on standardized credit indices, which are established baskets of creditors, or on specific corporate creditors.  These derivatives allow the Company to manage or modify its credit risk profile in general or its credit exposure to specific creditors.

Equity Market Risk Management:  The Company offers a variety of variable annuity products available with living benefit features such as GMABs or GLWBs.  These living benefit features represent embedded derivatives in variable annuity contracts that are required to be separated from, and valued apart from, the host variable annuity contracts.  The embedded derivatives are carried at fair value. Subsequent changes in the fair value of these embedded derivatives are recognized in earnings as a component of net realized investment gains and losses.  The fair value of these embedded derivatives is calculated based on a combination of capital market and actuarial assumptions.  Projections of cash flows inherent in the valuation of the embedded derivative incorporate numerous assumptions including, but not limited to, expectations of contract holder persistency, contract holder withdrawal patterns, risk neutral market returns, correlations of market returns and market return volatility.  The Company believes the impact of claims is expected to be mitigated by its economic hedging program.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

These products and related obligations expose the Company to various market risks, predominately interest rate and equity risk.  Adverse changes in the equity markets or interest rate movements expose the Company to significant volatility.  To mitigate these risks and hedge the living benefit obligations, the Company enters into a variety of derivatives including interest rate swaps, equity index futures, options and total return swaps.

Derivatives Qualifying for Hedge Accounting

Fair Value Hedge Relationship: For derivative instruments that are designated and qualify as a fair value hedge (e.g., hedging the exposure to changes in the fair value of an asset or a liability or an identified portion thereof that is attributable to a particular risk), the gain or loss on the derivative instrument as well as the hedged item, to the extent of the risk being hedged, are recognized in net realized investment gains and losses.

The Company uses derivative instruments that are designated and qualify as fair value hedges in various financial transactions as follows:

•	Interest rate swaps are used to hedge certain fixed rate investments such as commercial mortgage loans and certain fixed maturity securities, and

•	Cross-currency swaps are used to hedge foreign currency-denominated fixed maturity securities.

Cash Flow Hedge Relationship:  For derivative instruments that are designated and qualify as a cash flow hedge (e.g., hedging the exposure to the variability in expected future cash flows that is attributable to interest rate risk), the effective portion of the gain or loss on the derivative instrument is reported as a component of AOCI and reclassified into earnings in the same period or periods during which the hedged transaction impacts earnings in the same line item associated with the forecasted transaction.  The ineffective portion of the derivative’s change in value, if any, along with any of the derivative’s change in value that is excluded from the assessment of hedge effectiveness, are recorded in net realized investment gains and losses.

The Company uses derivative instruments that are designated and qualify as a cash flow hedges in various financial transactions as follows:

•	Interest rate swaps are used to hedge cash flows from variable rate investments such as commercial mortgage loans and certain fixed maturity securities,

•	Interest rate swaps are used to hedge payments of funding agreement liabilities associated with the MTN program,

•	Cross-currency swaps are used to hedge interest payments and principal payments on foreign currency-denominated fixed maturity securities, and

•	Cross-currency swaps are used to hedge payments of foreign currency-denominated funding agreement liabilities associated with the MTN program.

Termination:  The Company is required to discontinue hedge accounting when it is determined that a derivative instrument no longer qualifies as an effective hedge.  Upon such determination, the derivative continues to be carried in the consolidated balance sheet at its fair value with changes in fair value recognized in net realized investment gains and losses.  In a discontinued fair value hedge on available-for-sale securities, changes in the fair value of the previously hedged asset or liability are no longer included in net realized gains and losses, rather are included in accumulated other comprehensive income and reclassified to net realized investment gains and losses through maturity of the hedged item.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

Derivatives Not Qualifying for Hedge Accounting

For derivatives that are not designated as a hedging instrument, the gain or loss on the derivative is recognized in net realized investment gains and losses. The Company uses these derivatives in various financial transactions as follows:

•	Futures, options, interest rate swaps and total return swaps are used to hedge certain benefit rider obligations included in variable annuity products, as described above,

•	Interest rate swaps, futures and options are used to hedge portfolio duration and other interest rate risks to which the Company is exposed,

•	Cross-currency swaps and futures are used to hedge foreign currency-denominated assets and liabilities, and

•	Credit default swaps are used to either buy or sell credit protection on a credit index or specific creditor.

Credit Risk Associated with Derivatives Transactions

The Company periodically evaluates the risks within the derivative portfolios due to credit exposure.  When evaluating this risk, the Company considers several factors which include, but are not limited to, the counterparty risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty, and changes in relevant market data in order to gain insight into the probability of default by the counterparty. In addition, the effect the Company’s exposure to credit risk could have on the effectiveness of the Company’s hedging relationships is considered.  As of December 31, 2010 and 2009, the impact of the exposure to credit risk on both the fair value measurement of derivative assets and liabilities and the effectiveness of the Company’s hedging relationships was immaterial.

As of December 31, 2010 and 2009, the Company had received $351 million and $532 million, respectively, of cash for derivative collateral, which is included in short-term investments.  The Company held no material securities as off-balance sheet collateral on derivative transactions as of December 31, 2010.  The Company held $32 million as off-balance sheet collateral on derivative transactions as of December 31, 2009.  As of December 31, 2010 and 2009, the Company had pledged fixed maturity securities with a fair value of $28 million and $56 million, respectively, as collateral to derivative counterparties.  There are no contingent features associated with the Company’s derivative instruments which would require additional collateral to be pledged to counterparties.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table presents the fair value of derivative instruments, location of the related instruments in the consolidated balance sheets and the related notional amounts of the derivative instruments as of the dates indicated:

	Derivative assets			Derivative liabilities
(in millions)	Balance sheet location	Fair value	Notional amount	Balance sheet location	Fair value	Notional amount

December 31, 2010
Derivatives designated as
hedging instruments:
Interest rate contracts	Other assets	$ 1	$ 78	Other liabilities	$ 37	$ 830
Cross-currency swaps	Other assets	26	132	Other liabilities	18	101
Total derivatives designated as
hedging instruments		$ 27	$ 210		$ 55	$ 931

Derivatives not designated as
hedging instruments:
Interest rate contracts	Other assets	556	10,944	Other liabilities	418	10,225
Cross-currency swaps	Other assets	30	210	Other liabilities	30	210
Credit default swaps	Other assets	1	20	Other liabilities	-	17
Total return swaps	Other assets	12	1,119	Other liabilities	23	1,053
Equity contracts	Other assets	212	2,484	Other liabilities	20	1,124
Embedded derivatives on guaranteed benefit annuity programs	N/A	-	N/A	Future policy benefits and claims	226	N/A
Total derivatives not designated
as hedging instruments		$ 811	$ 14,777		$ 717	$ 12,629

Total derivatives		$ 838	$ 14,987		$ 772	$ 13,560

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

	Derivative assets			Derivative liabilities
(in millions)	Balance sheet location	Fair value	Notional amount	Balance sheet location	Fair value	Notional amount

December 31, 2009
Derivatives designated as
hedging instruments:
Interest rate contracts	Other assets	$ 4	$ 86	Other liabilities	$ 69	$ 1,216
Cross-currency swaps	Other assets	34	93	Other liabilities	36	216
Total derivatives designated as
hedging instruments		$ 38	$ 179		$ 105	$ 1,432

Derivatives not designated as
hedging instruments:
Interest rate contracts	Other assets	409	7,457	Other liabilities	239	5,162
Cross-currency swaps	Other assets	49	211	Other liabilities	49	210
Credit default swaps	Other assets	1	29	Other liabilities	3	82
Total return swaps	Other assets	1	85	Other liabilities	8	556
Equity contracts	Other assets	331	2,505	Other liabilities	10	996
Embedded derivatives on guaranteed benefit annuity programs	N/A	-	-	Future policy benefits and claims	311	N/A
Other embedded derivatives	N/A	-	-	Other liabilities	2	N/A
Total derivatives not designated
as hedging instruments		$ 791	$ 10,287		$ 622	$ 7,006

Total derivatives		$ 829	$ 10,466		$ 727	$ 8,438

The following table presents the gains (losses) for derivative instruments designated and qualifying as hedging instruments in fair value hedges and the location of these instruments in the consolidated financial statements for the years ended December 31:

(in millions)		2010 1	2009 1

Derivatives in fair value hedging relationships:
Interest rate contracts2	Net realized investment gains (losses)	$ 7	$ 25
Cross-currency swaps2	Net realized investment gains (losses)	1	(2)
Total		$ 8	$ 23

Underlying fair value hedge relationships:
Interest rate contracts	Net realized investment gains (losses)	$ (12)	$ (35)
Cross-currency swaps	Net realized investment gains (losses)	(3)	2
Total		$ (15)	$ (33)
__________
1	Includes $6 million and $8 million of cash paid in the termination of fair value hedging instruments for the years ended December 31, 2010 and 2009, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

2	Excludes $30 million and $37 million of periodic settlements on interest rate contracts which are recorded in net investment income for the years ended December 31, 2010 and 2009, respectively.

The following table present the gains (losses) for derivative instruments designated and qualifying as hedging instruments in cash flow hedges recognized in AOCI in the consolidated financial statements for the years ended December 31,:

(in millions)	2010	2009

Derivatives in cash flow hedging relationships:
Interest rate contracts	$ 5	$ 12
Cross-currency swaps	(2)	(4)
Currency contracts	22	(19)
Other embedded derivatives	-	(12)
Total	$ 25	$ (23)

The following table presents the gains (losses) for derivative instruments designated and qualifying as hedging instruments in cash flow hedges reclassified from AOCI into income and the location of these instruments in the consolidated financial statements for the years ended December 31:

(in millions)		2010	2009

Derivatives in cash flow hedging relationships:
Interest rate contracts	Interest credited to policyholder accounts	$ -	$ (4)
Cross-currency swaps	Net realized investment gains (losses)	-	(11)
Currency contracts	Net realized investment gains (losses)	(2)	(4)
Total		$ (2)	$ (19)

The following table presents the realized gains (losses) for derivative instruments designated and qualifying as hedging instruments in cash flow hedges recognized in income and the location of these instruments in the consolidated financial statements for the years ended December 31:

(in millions)		2010	2009

Derivatives in cash flow hedging relationships:
Cross-currency swaps	Net realized investment gains (losses)	$ -	$ (1)
Credit default swaps	Net realized investment gains (losses)	-	(3)
Total 1,2,3		$ -	$ (4)

__________
1	Ineffective portion and amounts excluded from the measurement of ineffectiveness.
2
Excludes $2 million of periodic settlements in interest rate contracts which are recorded in net investment income for the year ended December 31, 2010.  Periodic settlements in interest rate contracts for the year ended December 31, 2009 were immaterial.

3
No cash was paid in the termination of cash flow hedging instruments for the year ended December 31, 2010. Includes $17 million of cash received in the termination of cash flow hedging instruments for the year ended December 31, 2009.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table presents the gains (losses) for derivative instruments not designated and qualifying as hedging instruments recognized in income and the location of these instruments in the consolidated financial statements for the years ended December 31:

(in millions)		2010	2009

Derivatives not designated as hedging instruments:
Interest rate contracts	Net realized investment gains (losses)	$ (39)	$ (197)
Cross-currency swaps	Net realized investment gains (losses)	-	3
Credit default swaps	Net realized investment gains (losses)	(5)	8
Equity total return swaps	Net realized investment gains (losses)	(136)	7
Equity contracts	Net realized investment gains (losses)	(389)	(739)
Embedded derivatives on guaranteed
benefit annuity programs	Net realized investment gains (losses)	98	1,432
Other embedded derivatives	Net realized investment gains (losses)	(2)	3
Total		$ (473)	$ 517

The previous tables exclude $16 million and $(151) million of net interest settlements on all derivative instruments and $94 million and $63 million of other revenue related to guaranteed benefits on annuities that are also recorded in net realized investment gains (losses) for the year ended December 31, 2010 and 2009, respectively. The previous tables exclude $13 million in losses relating to foreign denominated cash balances for the year ended December 31, 2010, compared to an immaterial balance for the year ended December 31, 2009.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

Credit Derivatives

The Company had exposure to credit protection contracts as of the years ended December 31, 2010, 2009 and 2008 and experienced credit event losses of $8 million in 2010, no credit losses in  2009 and credit event losses of $19 million in 2008 on such contracts.  The following table presents the Company’s outstanding exposure to credit protection contracts, all of which are related to corporate debt instruments, as of the dates indicated, by contract maturity and industry exposure:

	Less than or equal to one year		One to three years		Three to five years		Total
	Maximum	Estimated	Maximum	Estimated	Maximum	Estimated	Maximum	Estimated
	potential	fair	potential	fair	potential	fair	potential	fair
(in millions)	risk	value	risk	value	risk	value	risk	value

December 31, 2010
Single sector exposure:
Financial	$ 6	$ -	$ 3	$ -	$ -	$ -	$ 9	$ -
Services	-	-	10	1	-	-	10	1
Total	$ 6	$ -	$ 13	$ 1	$ -	$ -	$ 19	$ 1

December 31, 2009
Single sector exposure:
Financial	$ 35	$ (3)	$ 9	$ -	$ -	$ -	$ 44	$ (3)
Oil & gas pipelines	15	-	-	-	-	-	15	-
Services	-	-	-	-	10	-	10	-
Total	$ 50	$ (3)	$ 9	$ -	$ 10	$ -	$ 69	$ (3)

In addition, the Company invests in certain structured securities that contain embedded credit derivatives.  These securities are referred to as synthetic collateralized debt obligations and have maturity dates ranging from one to ten years.  The credit derivatives embedded in these securities have not been separated from their host contracts for separate fair value reporting, rather, the Company elected to carry the entire security at fair value with any changes in fair value included in earnings.  Effective July 1, 2010, these securities had a fair value of $35 million and were transferred from available-for-sale securities to trading securities.  At December 31, 2010, the fair value of synthetic collateralized debt obligations, including the embedded credit derivatives, was $45 million.  The fair value represents the maximum future potential loss that could be incurred by the Company as there is no future payment obligation associated with these investments.  Additionally, there are no recourse provisions related to these investments that would enable the Company to recover any losses on these securities from third parties.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

(7)   Deferred Policy Acquisition Costs

During the second quarter of 2010, the Company conducted its annual comprehensive review of model assumptions used to project DAC and other related balances, including sales inducement assets, VOBA and unearned revenue reserves.  The review covered all assumptions including mortality, lapses, expenses and general and separate account returns.  As a result of this review, certain assumptions were unlocked (DAC unlock).  The unlocked assumptions primarily related to lapse assumptions in the Individual Investment segment, market performance assumptions in the Retirement Plans segment, and mortality, lapse and market performance assumptions in the Individual Protection segment.

The pre-tax positive (negative) impact on the Company’s assets and liabilities as a result of the unlocking of assumptions during the year ended December 31, 2010 was as follows:

(in millions)	DAC	VOBA	Unearned Revenue Reserves	Sales Inducement Assets	Total

Segment:
Individual Investments	$ 4	$ -	$ -	$ -	$ 4
Retirement Plans	7	-	-	-	7
Individual Protection	(22)	13	1	-	(8)
Total	$ (11)	$ 13	$ 1	$ -	$ 3

During the fourth quarter of 2009, the Company’s recorded balance of individual variable annuity DAC fell outside the Company’s preset parameters for the prescribed period, which primarily was driven by the continued market recovery and favorable market performance compared to assumed net separate account returns.  Accordingly, the Company recalculated DAC using revised best estimate assumptions, which resulted in an increase in DAC and other related balances, including sales inducement assets, and a decrease in DAC amortization and other related balances of $219 million pre-tax in the Individual Investments segment.  The Company used the reversion to the mean process with the anchor date that was reset during 2007.  The Company evaluated the assumed separate account performance level over the next three years and determined that the assumptions inherent in the reversion period were reasonable.  The annual net separate account growth rate for the mean reversion period is 15%, the maximum rate under the Company’s parameters.

During the second quarter of 2009, the Company conducted its annual comprehensive review of model assumptions used to project DAC and other related balances, including sales inducement assets, VOBA and unearned revenue reserves.  The unlocked assumptions primarily related to lower expected investment spreads and separate account returns across all segments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The pre-tax positive (negative) impact on the Company’s assets and liabilities as a result of the unlocking of assumptions during the year ended December 31, 2009 was as follows:

(in millions)	DAC	VOBA	Unearned Revenue Reserves	Sales Inducement Assets	Total

Segment:
Individual Investments	$ 192	$ -	$ -	$ 11	$ 203
Retirement Plans	(8)	-	-	-	(8)
Individual Protection	(44)	(13)	10	-	(47)
Total	$ 140	$ (13)	$ 10	$ 11	$ 148

During the fourth quarter of 2008, the Company’s recorded balance of individual variable annuity DAC fell outside the Company’s preset parameters, which primarily was driven by continued unfavorable market performance compared to assumed net separate account returns.  Management made a determination that it was not reasonably possible to get back within the preset parameters during the remaining prescribed period.  Accordingly, the Company recalculated DAC using revised best estimate assumptions, which resulted in a decrease in DAC and an increase in DAC amortization and other related balances of $243 million pre-tax in the Individual Investments segment.  The Company used the reversion to the mean process with the anchor date that was reset during 2007.  The Company evaluated the assumed separate account performance level over the next three years and determined that the assumptions inherent in the reversion period were reasonable.  The annual net separate account growth rate for the mean reversion period is 15%, the maximum rate under the Company’s parameters.

During the third quarter of 2008, the Company’s recorded balance of individual variable annuity DAC fell outside the Company’s preset parameters for the prescribed period, which primarily was driven by unfavorable market performance compared to the assumed net separate account returns.  Accordingly, the Company recalculated DAC using revised best estimate assumptions, which resulted in a decrease in DAC and an increase in DAC amortization and other related balances totaling $177 million pre-tax in the Individual Investments segment.

At the end of the second quarter of 2008, the Company determined as part of its comprehensive annual study of assumptions that certain assumptions should be unlocked.  The unlocked assumptions primarily related to lapse and spread assumptions in the Individual Investments segment, the assumed growth rate on deposits per contract in the Retirement Plans segment, and mortality and lapse assumptions in the Individual Protection segment.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The pre-tax positive (negative) impact on the Company’s assets and liabilities as a result of the unlocking of these assumptions during the year ended December 31, 2008 was as follows:

(in millions)	DAC	VOBA	Unearned Revenue Reserves	Sales Inducement Assets	Total

Segment:
Individual Investments	$ (429)	$ (3)	$ -	$ (1)	(433)
Retirement Plans	(2)	-	-	-	(2)
Individual Protection	(3)	8	3	-	8
Total	$ (434)	$ 5	$ 3	$ (1)	$ (427)

The following table presents a reconciliation of DAC for the years ended December 31:

	December 31,	December 31,
(in millions)	2010	2009

Balance at beginning of period	$ 3,983	$ 4,524
Capitalization of DAC	634	513
Amortization of DAC, excluding unlocks	(385)	(606)
Amortization of DAC related to unlocks	(11)	140
Adjustments to DAC related to unrealized gains and losses on securities available-for-sale and other
	(248)	(588)
Balance at end of period	$ 3,973	$ 3,983

(8)	Value of Business Acquired and Other Intangible Assets

The following table presents a reconciliation of VOBA for the years ended December 31:

(in millions)	2010	2009

Balance at beginning of period	$ 277	$ 334
Amortization of VOBA	(20)	(49)
Net realized losses on investments	1	1
Subtotal	$ 258	$ 286
Change in unrealized gain (loss) on available-for-sale securities	1	(9)
Balance at end of period	$ 259	$ 277

Interest on the unamortized VOBA balance (at interest rates ranging from 4.50% to 7.56%) is included in amortization and was $18 million, $20 million and $22 million during the years ended December 31, 2010, 2009 and 2008, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table summarizes intangible assets as of December 31:

		2010		2009
	Initial	Gross		Gross
	useful	carrying	Accumulated	carrying	Accumulated
(in millions)	life1	amount	amortization	amount	amortization

Amortizing:
VOBA	28 years	$ 595	$ 336	$ 595	$ 318
Total intangible assets		$ 595	$ 336	$ 595	$ 318

__________

1	The initial useful life was based on applicable assumptions. Actual periods are subject to revision based on variances from assumptions and other relevant factors.

During 2009, the Company recorded a $5 million pre-tax impairment charge on intangible assets associated with the NFN retirement services distribution channel.

During 2009, the Company fully amortized intangible assets related to NLICA and NLACA state insurance licenses, which resulted in an $8 million pre-tax charge.  The state insurance licenses had indefinite useful lives and were not previously amortized.  Due to the merger with NLIC and NLAIC, respectively, on December 31, 2009, the NLICA and NLACA state insurance licenses were no longer required as the surviving entities had the required state insurance licenses to conduct business on existing NLICA and NLACA products.  The Company surrendered the state insurance licenses back to each state.  See Note 1 for a description of the merger transaction between these entities.

During 2008, the Company recorded a $20 million pre-tax impairment charge on career agency force and independent agency force intangible assets associated with its plan to exit the NFN professional consulting group sales channel and selling arrangement changes for the independent agency force.

The Company’s annual impairment testing performed did not result in material impairment losses on intangible assets during 2010, 2009 and 2008.

Based on current assumptions, which are subject to change, the following table summarizes estimated amortization for the next five years ended December 31:

(in millions)	VOBA

2011	$ 23
2012	$ 21
2013	$ 19
2014	$ 15
2015	$ 13

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

(9)	Goodwill

The following table summarizes changes in the carrying value of goodwill by segment for the years indicated:

	Retirement	Individual
(in millions)	Plans	Protection	Total
Balance as of December 31, 2008	$ 25	$ 175	$ 200
Adjustments	-	-	-
Balance as of December 31, 2009	$ 25	$ 175	$ 200
Adjustments	-	-	-
Balance as of December 31, 2010	$ 25	$ 175	$ 200

The Company’s annual impairment testing did not result in any impairment on existing goodwill during 2010 and 2009, respectively.  As of the 2010 and 2009 annual impairment testing, the fair value of the reporting units with goodwill was in excess of the carrying value.  The goodwill balances as of December 31, 2010 and 2009 have not been previously impaired.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

(10) Closed Block

The amounts shown in the following tables for assets, liabilities, revenues and expenses of the closed block are those that enter into the determination of amounts that are to be paid to policyholders.

The following table summarizes financial information for the closed block as of December 31:

(in millions)	2010	2009

Liabilities:
Future policyholder benefits	$ 1,794	$ 1,818
Policyholder funds and accumulated dividends	143	143
Policyholder dividends payable	28	29
Policyholder dividend obligation	121	49
Other policy obligations and liabilities	13	13
Total liabilities	$ 2,099	$ 2,052

Assets:
Fixed maturity securities available-for-sale, at estimated fair value	$ 1,312	$ 1,236
Mortgage loans	224	263
Policy loans	186	191
Other assets	162	135
Total assets	$ 1,884	$ 1,825
Excess of reported liabilities over assets	215	227

Portion of above representing other comprehensive income:
Increase in unrealized gain on fixed maturity securities available-for-sale	$ 73	$ 91
Adjustment to policyholder dividend obligation	(73)	(91)
Total	$ -	$ -

Maximum future earnings to be recognized from assets and liabilities	$ 215	$ 227

Other comprehensive income:
Fixed maturity securities available-for-sale:
Fair value	$ 1,312	$ 1,236
Amortized cost	1,222	1,253
Shadow policyholder dividend obligation	(90)	(17)
Net unrealized appreciation	$ -	$ -

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table summarizes closed block operations for the years ended December 31:

(in millions)	2010	2009	2008

Revenues:
Premiums	$ 83	$ 90	$ 93
Net investment income	101	106	109
Realized investment (losses) gains	(3)	2	(41)
Realized (losses) gains credited to to policyholder benefit obligation	(1)	(7)	37
Total revenues	$ 180	$ 191	$ 198

Benefits and expenses:
Policy and contract benefits	$ 131	$ 133	$ 131
Change in future policyholder benefits and interest credited to
policyholder accounts	(23)	(24)	(17)
Policyholder dividends	56	59	63
Change in policyholder dividend obligation	(3)	4	3
Other expenses	1	1	1
Total benefits and expenses	$ 162	$ 173	$ 181

Total revenues, net of benefits and expenses, before federal income
tax expense	$ 18	$ 18	$ 17
Federal income tax expense	6	6	6
Revenues, net of benefits and expenses and federal income tax
expense	$ 12	$ 12	$ 11

Maximum future earnings from assets and liabilities:
Beginning of period	$ 227	$ 239	$ 250
Change during period	(12)	(12)	(11)
End of period	$ 215	$ 227	$ 239

Cumulative closed block earnings from inception through December 31, 2010 and 2009 were higher than expected as determined in the actuarial calculation.  Therefore, policyholder dividend obligations (excluding the adjustment for unrealized gains on available-for-sale securities) were $31 million and $32 million as of December 31, 2010 and 2009, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

(11) Variable Contracts

The Company issues variable annuity contracts through its separate accounts, for which investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contractholder.  The Company also provides various forms of guarantees to benefit the related contractholders.  The Company provides five primary guarantee types of variable annuity contracts: (1) guaranteed minimum death benefits (GMDB); (2) GMAB; (3) guaranteed minimum income benefits (GMIB); (4) GLWB; and (5) a hybrid guarantee with GMAB and GLWB.

The GMDB provides a specified minimum return upon death.  Many of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse.  The survivor has the option to terminate the contract or continue it and have the death benefit paid into the contract and a second death benefit paid upon the survivor’s death.  The Company has offered six primary GMDB types:

•
Return of premium – provides the greater of account value or total deposits made to the contract less any partial withdrawals and assessments, which is referred to as “net premiums.”  There are two variations of this benefit.  In general, there is no lock in age for this benefit.  However, for some contracts the GMDB reverts to the account value at a specified age, typically age 75.

•
Reset – provides the greater of a return of premium death benefit or the most recent five-year anniversary (prior to lock-in age) account value adjusted for withdrawals.  For most contracts, this GMDB locks in at age 86 or 90, and for others the GMDB reverts to the account value at age 75, 85, 86 or 90.

•
Ratchet – provides the greater of a return of premium death benefit or the highest specified “anniversary” account value (prior to age 86) adjusted for withdrawals.  Currently, there are three versions of ratchet, with the difference based on the definition of anniversary:  monthaversary – evaluated monthly; annual – evaluated annually; and five-year – evaluated every fifth year.

•
Rollup – provides the greater of a return of premium death benefit or premiums adjusted for withdrawals accumulated at generally 5% simple interest up to the earlier of age 86 or 200% of adjusted premiums.  There are two variations of this benefit: for certain contracts, this GMDB locks in at age 86, and for others the GMDB reverts to the account value at age 75.

•	Combo – provides the greater of annual ratchet death benefit or rollup death benefit. This benefit locks in at either age 81 or 86.
•
Earnings enhancement – provides an enhancement to the death benefit that is a specified percentage of the adjusted earnings accumulated on the contract at the date of death.  There are two versions of this benefit:  (1) the benefit expires at age 86, and a credit of 4% of account value is deposited into the contract; and (2) the benefit does not have an end age, but has a cap on the payout and is paid upon the first death in a spousal situation.  Both benefits have age limitations.  This benefit is paid in addition to any other death benefits paid under the contract.

The GMAB, offered in the Company’s Capital Preservation Plus contract rider, is a living benefit that provides the contractholder with a guaranteed return of premium, adjusted proportionately for withdrawals, after a specified time period (5, 7 or 10 years) selected by the contractholder at the issuance of the variable annuity contract.  In some cases, the contractholder also has the option, after a specified time period, to drop the rider and continue the variable annuity contract without the GMAB.  In general, the GMAB requires a minimum allocation to guaranteed term options or adherence to limitations required by an approved asset allocation strategy.

The GLWB, offered in the Company’s L.inc, is a living benefit that provides for enhanced retirement income security without the liquidity loss associated with annuitization.  The withdrawal rates vary based on the age when withdrawals begin and are applied to a benefit base to determine the guaranteed lifetime income amount available to a contractholder.  The benefit base is equal to the variable annuity premium at contract issuance and may increase as a result of a ratchet feature that is driven by account performance and a roll-up feature that is driven by policy duration.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The GMIB is a living benefit that provides the contractholder with a guaranteed annuitization value.  The GMIB types are:

•	Ratchet – provides an annuitization value equal to the greater of account value, net premiums or the highest one-year anniversary account value (prior to age 86) adjusted for withdrawals.
•
Rollup – provides an annuitization value equal to the greater of account value and premiums adjusted for withdrawals accumulated at 5% compound interest up to the earlier of age 86 or 200% of adjusted premiums.

•	Combo – provides an annuitization value equal to the greater of account value, ratchet GMIB benefit or rollup GMIB benefit.

In January 2009, the Company simplified its living benefit guarantees and only offer L.inc on new GLWB sales.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

All GMAB contracts with the hybrid GMAB/GLWB rider are included with GMAB contracts in the following tables.  The following table summarizes the account values and net amount at risk, net of reinsurance, for variable annuity contracts with guarantees invested in both general and separate accounts as of December 31 (a contract may contain multiple guarantees):

	2010					2009
	General	Separate	Total	Net	Wtd. avg.	General	Separate	Total	Net	Wtd. avg.
	account	account	account	amount	attained	account	account	account	amount	attained
(in millions)	value	value	value	at risk1	age	value	value	value	at risk1	age

GMDB:
Return of premium	$ 832	$ 8,039	$ 8,871	$ 39	62	$ 729	$ 5,860	$ 6,589	$ 100	61
Reset	1,366	13,242	14,608	305	65	1,622	12,406	14,028	900	64
Ratchet	1,018	15,733	16,751	761	68	1,181	13,836	15,017	1,772	67
Rollup	35	264	299	13	73	42	259	301	18	73
Combo	185	1,731	1,916	192	69	229	1,577	1,806	325	69
Subtotal	$ 3,436	$ 39,009	$ 42,445	$ 1,310	66	$ 3,803	$ 33,938	$ 37,741	$ 3,115	65
Earnings enhancement	25	403	428	29	64	17	373	390	19	64
Total - GMDB	$ 3,461	$ 39,412	$ 42,873	$ 1,339	66	$ 3,820	$ 34,311	$ 38,131	$ 3,134	65

GMAB2:
5 Year	$ 167	$ 2,507	$ 2,674	$ 43	N/A	$ 383	$ 2,640	$ 3,023	$ 172	N/A
7 Year	323	2,192	2,515	52	N/A	394	2,152	2,546	180	N/A
10 Year	68	695	763	13	N/A	70	684	754	39	N/A
Total - GMAB	$ 558	$ 5,394	$ 5,952	$ 108	N/A	$ 847	$ 5,476	$ 6,323	$ 391	N/A

GMIB3:
Ratchet	$ 14	$ 220	$ 234	$ -	N/A	$ 16	$ 242	$ 258	$ -	N/A
Rollup	41	514	555	1	N/A	47	626	673	-	N/A
Total - GMIB	$ 55	$ 734	$ 789	$ 1	N/A	$ 63	$ 868	$ 931	$ -	N/A

GLWB:
L.inc	$ 287	$ 12,030	$ 12,317	$ 430	N/A	$ 230	$ 7,057	$ 7,287	$ 67	N/A
Porfolio income insurance	-	42	42	-	N/A	-	20	20	-	N/A
Total - GLWB	$ 287	$ 12,072	$ 12,359	$ 430	N/A	$ 230	$ 7,077	$ 7,307	$ 67	N/A

__________
1
Net amount at risk is calculated on a seriatim basis and equals the respective guaranteed benefit less the account value (or zero if the account value exceeds the guaranteed benefit).  As it relates to GMIB, net amount at risk is calculated as if all policies were eligible to annuitize immediately, although all GMIB options have a waiting period of at least 7 years from issuance.

2	GMAB contracts with the hybrid GMAB/GLWB rider had account values of $5.2 billion and $5.3 billion as of December 31, 2010 and 2009, respectively.
3	The weighted average period remaining until expected annuitization is not meaningful and has not been presented because there is currently no material GMIB exposure.

Net amount at risk is highly sensitive to changes in financial market movements.  See Note 6 for a discussion of the Company’s risk management practices with respect to financial market exposure.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table summarizes account balances of deferred variable annuity and variable single premium immediate annuity contracts that were invested in separate accounts as of December 31:

(in millions)	2010	2009

Mutual funds:
Bond	$ 4,889	$ 4,920
Domestic equity	29,987	24,599
International equity	2,985	3,047
Total mutual funds	$ 37,861	$ 32,566
Money market funds	1,254	1,473
Total	$ 39,115	$ 34,039

The following table summarizes the reserve balances, net of reinsurance, for variable annuity contracts with guarantees as of December 31:

(in millions)	2010	2009

Living benefit riders	$ 168	$ 266
GMDB	$ 46	$ 67
GMIB	$ 2	$ 3

The Company’s GMAB and GLWB living benefit riders represent an embedded derivative in a variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract.  The embedded derivatives are carried at fair value.  Subsequent changes in the fair value of the embedded derivatives are recognized in earnings as a component of net realized investment gains and losses.  The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions.  Projections of cash flows inherent in the valuation of the embedded derivative incorporate numerous assumptions including, but not limited to, expectations of contractholder persistency, contractholder withdrawal patterns, risk neutral market returns, correlations of market returns and market return volatility.  As of December 31, 2010 and December 31, 2009, the net balance of the embedded derivatives for living benefits was a liability of $168 million and a liability of $266 million, respectively. The GLWB component of living benefit riders was immaterial in 2010 and 2009, respectively.

The Company’s incurred and paid amounts for living benefit features were immaterial for the years ended December 31, 2010 and 2009.  The Company does not expect any meaningful level of claims under the living benefit features for several years and believes the impact of claims is expected to be mitigated by its economic hedging program.

During the year ended December 31, 2010, the Company recorded net realized investment losses on living benefits embedded derivatives and related economic hedging activity of $155 million compared to net realized investments gains of $414 million as of December 31, 2009.

The losses recorded during the year ended December 31, 2010 were comprised of $192 million of net realized investment gains on living benefit embedded derivative liabilities and $347 million of related economic hedging losses.  The net realized investment losses were primarily driven by market volatility in the second quarter and mortality and withdrawal assumption updates.  Net realized investment losses on living benefit embedded derivatives resulted in lower amortization of DAC of $63 million during the year ended December 31, 2010.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The gains recorded in 2009 were comprised of $1.5 billion of net realized investment gains on living benefit embedded derivative liabilities and $1.1 billion of related economic hedging losses.  The net realized investment gains on living benefit embedded derivatives primarily resulted from higher interest rates on living benefit embedded derivatives, lower volatility assumptions and an increase to the nonperformance component of the discount rate.  The net realized gains resulted in higher amortization of DAC of $284 million during the year ended December 31, 2009.

The Company’s GMDB claim reserves are determined by estimating the expected value of death benefits on contracts that trigger a policy benefit and recognizing the excess ratably over the accumulation period based on total expected assessments.  GMIB claim reserves are determined each period by estimating the expected value of annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total assessments.  The Company regularly evaluates its GMDB and GMIB claim reserve estimates and adjusts the additional liability balances as appropriate, with a related charge or credit to other benefits and claims in the period of evaluation if actual experience or other evidence suggests that earlier assumptions should be revised.  The assumptions used in calculating GMIB claim reserves are consistent with those used for calculating GMDB claim reserves.  In addition, the calculation of GMIB claim reserves assumes benefit utilization ranges from a low of 3% when the contractholder’s annuitization value is at least 10% in the money to 100% utilization when the contractholder is 90% or more in the money.

The Company’s incurred and paid amounts for GMDBs were $62 million for the year ended December 31, 2010 compared to $132 million for the year ended December 31, 2009.

The following assumptions and methodologies were used to determine the GMDB claim reserves as of December 31, 2010 and 2009:

•	Data used was based on a combination of historical numbers and future projections generally involving 250 probabilistically generated economic scenarios
•	Mean gross equity performance –10.4%
•	Equity volatility –18.0%
•	Mortality – 84% of Annuity 2000 Basic table for males, 93% for females as of December 31, 2010; and 91% of Annuity 2000 Basic table for males, 101% for females as of December 31, 2009
•	Asset fees – equivalent to mutual fund and product loads
•	Discount rate – approximately 7.0%

Lapse rate assumptions vary by duration as shown below:

Duration (years)	1	2	3	4	5	6	7	8	9	10+

Minimum	1.0%	2.0%	2.5%	3.0%	5.0%	6.0%	7.0%	7.0%	10.0%	10.0%
Maximum	3.5%	2.0%	4.0%	4.5%	35.0%	40.0%	18.5%	32.5%	32.5%	18.5%

The Company’s incurred and paid amounts for GMIBs were $3 million and $7 million for the years ended December 31, 2010 and 2009.

The Company did not transfer assets from the general account to the separate account to cover guarantees for any of its variable annuity contracts during the years ended December 31, 2010 and 2009.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following table summarizes account balances of variable universal life insurance contracts that were invested in separate accounts as of December 31:

(in millions)	2010	2009

Mutual funds:
Bond	$ 475	$ 453
Domestic equity	3,267	2,996
International equity	452	417
Total mutual funds	$ 4,194	$ 3,866
Money market funds	203	257
Total	$ 4,397	$ 4,123

(12)	Short-Term Debt

The following table summarizes outstanding short-term debt as of December 31:

[Missing Graphic Reference]
In May 2010, NMIC, NFS, and NLIC entered into a $600 million revolving credit facility.  The new facility matures in May 2011, with an option to convert the outstanding balances into a one-year term loan.  NMIC will guarantee all borrowings under the agreement.  The credit may be used for general corporate purposes.  The borrower has the ability to draw funds at a variable rate based on the Eurodollar rate.  The facility contains financial covenants that require NMIC to maintain a statutory surplus in excess of $7.1 billion and the debt is not to exceed 30% of statutory surplus, both figures determined as of the end of each fiscal quarter.  A breach of these and other named covenants will impact the availability of the line for the other borrowers and may accelerate payment. NLIC had no amounts outstanding under this agreement as of December 31, 2010.

In June 2010, NLIC entered into an agreement reducing the commercial paper program from $800 million to $600 million. The rating agency guidelines recommend that NLIC maintain minimum liquidity backup, which includes cash and liquid assets as well as committed bank lines, equal to 50% of any amounts outstanding under the commercial paper program.  Therefore, availability under the aggregate $600 million credit facility is reduced by the amount outstanding in excess of available cash and liquid assets.  NLIC had $300 million of commercial paper outstanding at December 31, 2010 at a weighted average interest rate of 0.35% and $150 million outstanding at December 31, 2009 at a weighted average interest rate of 0.29%.

The Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program.  This is an uncommitted facility contingent on the liquidity of the securities lending program.  The borrowing facility was established to fund commercial mortgage loans that were originated with the intent of sale through securitization.  The maximum amount available under the agreement is $350 million.  The borrowing rate on this program is equal to one-month U.S. London Interbank Offered Rate (LIBOR).  The Company had no amounts outstanding under this agreement as of December 31, 2010 and 2009.

The Company paid immaterial interest on short-term debt in 2010, compared to $1 million and $8 million in 2009 and 2008, respectively.
.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

(13) Long-Term Debt

The following table summarizes surplus notes payable to affiliates as of December 31:

(in millions)	2010	2009

8.15% surplus note, due June 27, 2032	$ 300	$ 300
7.50% surplus note, due December 17, 2031	300	300
6.75% surplus note, due December 23, 2033	100	100
Variable funding surplus note, due December 31, 2040	272	-
Other	6	6
Total long-term debt	$ 978	$ 706

On December 31, 2010, Olentangy Reinsurance, LLC, a special purpose financial captive insurance subsidiary of NLAIC, issued a variable funding surplus note to Nationwide Corporation, a majority-owned subsidiary of NMIC.  The note is redeemable in full or partial amount at any time subject to proper notice and approval.  A redemption premium shall be payable if the note is redeemed on or prior to the third anniversary date of the note’s issuance.  The note will mature in full on December 31, 2040.  The note bears interest at the rate of three-month U.S. LIBOR plus 2.80% payable quarterly.  Olentangy Reinsurance, LLC agrees to draw down or reduce principal amounts in accordance with the terms outlined in the purchase agreement.  The maximum amount outstanding under the agreement is $313 million in 2015.  As of December 31, 2010, the principal amount outstanding was $272 million.

The Company made interest payments to NFS on surplus notes totaling $54 million in 2010, 2009 and 2008.  Payments of interest and principal under the notes require the prior approval of the ODI.

(14)	Federal Income Taxes

The following table summarizes the federal income tax expense (benefit) attributable to income (loss) from continuing operations for the years ended December 31:

(in millions)	2010	2009	2008

Current	$ (91)	$ 165	$ (131)
Deferred	115	(117)	(403)
Federal income tax expense (benefit)	$ 24	$ 48	$ (534)

Total federal income tax expense (benefit) differs from the amount computed by applying the U.S. federal income tax rate to income (loss) from continuing operations before federal income tax expense (benefit) as follows for the years ended December 31:

	2010		2009		2008
(in millions)	Amount	%	Amount	%	Amount	%

Computed tax expense (benefit)	$ 71	35	$ 107	35	$ (497)	35
DRD	(50)	(25)	(56)	(18)	(42)	3
Impact of noncontrolling interest	21	10	18	6	25	(2)
Tax credits	(27)	(13)	(21)	(7)	(26)	2
Other, net	9	5	-	-	6	-
Total	$ 24	12	$ 48	16	$ (534)	38

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

Total federal income taxes refunded were $35 million, $59 million, and $41 million during the years ended December 31, 2010, 2009 and 2008, respectively.

During 2010, there were no material federal income tax expense adjustments.

During 2009, the Company recorded $9 million of net federal income tax expense adjustments primarily related to differences between the 2008 estimated tax liability and the amounts reported on the Company’s 2008 tax returns.  These changes in estimates primarily were driven by the Company’s separate account dividends received deduction (DRD) and foreign tax credit.

During 2008, the Company refined its separate account DRD calculation and estimation process.  As a result, the Company reduced its third quarter separate account DRD projection from a federal income tax benefit of $14 million to a $4 million benefit.  This reduction in estimate primarily was driven by the assumptions used in the estimation process regarding future dividend income within the separate accounts.  The assumptions used in the separate account DRD calculation are based on the Company’s best estimate of future events.

In addition, during 2008, the Company recorded $12 million of net federal income tax expense adjustments primarily related to differences between the 2007 estimated tax liability and the amounts expected to be reported on the Company’s 2007 tax returns when filed.  These changes in estimates primarily were driven by the Company’s separate account DRD.

As of December 31, 2010, the Company has capital loss carryforwards of $507 million, which expire between 2011 and 2015. In addition, the Company has $67 million in low income housing credit carryforwards, which expire between 2025 and 2030, $5 million in foreign tax credit carryforwards, which will expire in 2020 and $73 million in Alternative Minimum Tax credit carryforwards, which have an unlimited carryforward. The Company expects to fully utilize all carryforwards.

The following table summarizes the tax effects of temporary differences that give rise to significant components of the net deferred tax (liability) asset as of December 31:

(in millions)	2010	2009

Deferred tax assets:
Future policy benefits and claims	$ 1,030	$ 1,109
Derivatives	27	63
Capital loss carryforward	178	103
Tax credit carryforwards	145	23
Other	236	195
Gross deferred tax assets	$ 1,616	$ 1,493
Less valuation allowance	(24)	(24)
Deferred tax assets, net of valuation allowance	$ 1,592	$ 1,469

Deferred tax liabilities:
Deferred policy acquisition costs	$ (1,071)	$ (1,084)
Securities available-for-sale	(670)	(168)
Value of business acquired	(89)	(96)
Other	(150)	(96)
Gross deferred tax liabilities	$ (1,980)	$ (1,444)
Net deferred tax (liability) asset	$ (388)	$ 25

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized.  Valuation allowances are established when necessary to reduce the deferred tax assets to amounts expected to be realized.  Because it is more likely than not that certain deferred tax assets will not be realized, the Company established a valuation allowance of $24 million, $24 million and $24 million as of December 31, 2010, 2009 and 2008, respectively.  Based on management’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize the deferred tax assets for which the Company has not established valuation allowances.

The Company’s current federal income tax liability was $50 million and $109 million as of December 31, 2010 and 2009, respectively.

A rollforward of the beginning and ending uncertain tax positions, including permanent and temporary differences, but excluding interest and penalties, is as follows:

(in millions)	2010	2009

Balance at beginning of period	$ 95	$ 44
Additions for current year tax positions	18	37
Additions for prior years tax positions	19	15
Reductions for prior years tax positions	(13)	(1)
Balance at end of period	$ 119	$ 95

The total amount of unrecognized tax benefits that, if recognized, would impact the effective tax rate on December 31, 2010, is $47 million.

Interest expense and any associated penalties are shown as income tax expense. The Company incurred interest and penalties of $2 million during the year ended December 31, 2010 and an immaterial balance during the year ended December 31, 2009.  The Company had accrued $6 million and $4 million for the payment of interest and penalties at December 31, 2010 and 2009, respectively.

During 2010, the Company had an appeals conference with the Internal Revenue Service (IRS) with respect to our appeal of IRS audit adjustments for the years 2003 to 2005. Though the Company has not yet reached a final settlement with the IRS for these years, it is reasonably possible that this appeal will be resolved in whole or in part within 12 months. As a result, it is reasonably possible that our liability for unrecognized tax benefits could decrease within 12 months by approximately $15 million.

The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions.  With few exceptions, the Company is no longer subject to U.S. federal, state or local income tax examinations by tax authorities for years through 2002. The IRS recently completed an audit of the Company’s tax years 2003 through 2005.  The statute remains open for these years as the Company completes the appeals process.  See “Tax Matters” in Note 19 for more information on the Company’s tax years 2003 through 2005 audit and the related appeals process.

(15)	Statutory Financial Information

Statutory Results

The Company and its life subsidiary are required to prepare statutory financial statements in conformity with the NAIC’s Accounting Practices and Procedures Manual, subject to any deviations prescribed or permitted by the applicable state department of insurance.  Statutory accounting practices focus on insurer solvency and differ from GAAP materially.  The principal differences include charging policy acquisition and certain sales inducement costs to expense as incurred, establishing future policy benefits and claims reserves using different actuarial assumptions, excluding certain assets from statutory admitted assets; and valuing investments and establishing deferred taxes on a different basis.  The following tables summarize the statutory net income (loss) and statutory capital and surplus for the Company and its primary insurance subsidiary for the years ended December 31:

(in millions)	2010	2009	2008
(unaudited)
Statutory net income (loss)
NLIC	$ 560	$ 397	$ (871)
NLAIC	$ (50)	$ (61)	$ (90)

Statutory capital and surplus
NLIC	$ 3,686	$ 3,130	$ 2,750
NLAIC	$ 287	$ 214	$ 123

On December 31, 2009, NLIC merged with its affiliate, NLICA, with NLIC as the surviving entity.  In addition, NLIC’s subsidiary, NLAIC, merged with a subsidiary of NLICA, NLACA, effective as of December 31, 2009, with NLAIC as the surviving entity.  See Note 2 for details on the accounting treatment of this transaction.

Dividend Restrictions (unaudited)

The payment of dividends by NLIC is subject to restrictions set forth in the insurance laws and regulations of the State of Ohio, its domiciliary state.  The State of Ohio insurance laws require Ohio-domiciled life insurance companies to seek prior regulatory approval to pay a dividend or distribution of cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding 12 months, exceeds the greater of (1) 10% of statutory-basis policyholders’ surplus as of the prior December 31 or (2) the statutory-basis net income of the insurer for the prior year.  NLIC’s statutory capital and surplus as of December 31, 2010 was $3.7 billion, and statutory net income for the year ended December 31, 2010 was $560 million.  During the year ended December 31, 2010, NLIC did not pay any dividends to NFS.  As of January 1, 2011, NLIC has the ability to pay dividends to NFS totaling $560 million upon providing prior notice to the ODI.

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned surplus.  Earned surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets.  Additionally, following any dividend, an insurer’s policyholder surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs.  The payment of dividends by the Company may also be subject to restrictions set forth in the insurance laws of the state of New York that limit the amount of statutory profits on the Company’s participating policies (measured before dividends to policyholders) that can inure to the benefit of the Company and its stockholders.

The Company currently does not expect such regulatory requirements to impair its ability to pay operating expenses and dividends in the future.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

Regulatory Risk-Based Capital

The State of Ohio, where NLIC and NLAIC are domiciled, imposes minimum risk-based capital requirements that were developed by the NAIC.  The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk.  Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level risk-based capital, as defined by the NAIC.  Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action.  NLIC and NLAIC each exceeded the minimum risk-based capital requirements for all periods presented herein.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

(16)	Other Comprehensive Income

The Company’s other comprehensive income and loss includes net income (loss) and certain items that are reported directly within separate components of shareholder’s equity that are not recorded in net income.

The following table summarizes the Company’s other comprehensive gain (loss), before and after federal income tax expense (benefit), for the years ended December 31:

(in millions)	2010	2009	2008

Net unrealized gains (losses) on securities available-for-sale arising during the period:
Net unrealized gains (losses) before adjustments	$ 1,039	$ 2,374	$ (3,828)
Net non-credit gains	131	38	-
Net adjustment to DAC	(248)	(585)	529
Net adjustment to VOBA	1	(9)	8
Net adjustment to future policy benefits and claims	7	(27)	128
Net adjustment to policyholder dividend obligation	(73)	(91)	89
Related federal income tax (expense) benefit	(300)	(595)	1,076
Net unrealized gains (losses)	$ 557	$ 1,105	$ (1,998)

Reclassification adjustment for net realized losses on securities available-for-sale realized during the period:
Net unrealized losses	5	388	1,102
Related federal income tax benefit	(2)	(136)	(386)
Net losses realized on available-for-sale securities	$ 3	$ 252	$ 716

Other comprehensive gain (loss) on securities available-for-sale	$ 560	$ 1,357	$ (1,282)

Accumulated net holding gains (losses) on cash flow hedges:
Unrealized holding gains (losses)	27	(4)	17
Related federal income tax (expense) benefit	(9)	1	(6)
Other comprehensive income (loss) on cash flow hedges	$ 18	$ (3)	$ 11

Other unrealized (losses) gains:
Net unrealized (losses) gains	-	(14)	8
Related federal income tax benefit (expense)	-	5	(3)
Other net unrealized (losses) gains	$ -	$ (9)	$ 5

Unrecognized amounts on pension plans:
Net unrecognized amounts	-	-	(12)
Related federal income tax benefit	-	-	4
Other comprehensive loss on unrecognized pension amounts	$ -	$ -	$ (8)

Total other comprehensive income (loss)	$ 578	$ 1,345	$ (1,274)

The adjustments to DAC and VOBA represent the changes in amortization of DAC and VOBA that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines.  The adjustment to future policy benefits and claims represents the increase in policy reserves from using a discount rate that would have been required had such unrealized amounts been realized and the proceeds reinvested at then current market interest rates, which were lower than the then current effective portfolio rate.

As of July 1, 2010, the adoption of FASB ASU 2010-11 resulted in a cumulative effect adjustment of $9 million, net of taxes, to retained earnings with a corresponding adjustment to AOCI, which is excluded from the table above.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The adoption of guidance impacting FASB ASC 320-10, Investments – Debt and Equity Securities during 2009 resulted in a cumulative-effect adjustment of $250 million, net of taxes, to reclassify the non-credit component of previously recognized other-than-temporary impairment losses from the beginning balance of retained earnings to AOCI, which is excluded from the table above.

Adjustments for net realized gains and losses on the ineffective portion of cash flow hedges were immaterial during the years ended December 31, 2010, 2009 and 2008.

(17)	Employee Benefit Plans

The Company and certain affiliated companies participate in a qualified defined benefit pension plan (the Nationwide Retirement Plan or the NRP), several non-qualified defined benefit supplemental executive retirement plans, postretirement benefit plans (life and health care), and the Nationwide Savings Plan 401(k), all sponsored by NMIC.  Effective January 30, 2008, NMIC merged the NLICA Retirement Plan into the NRP.

The NRP covers all employees of participating employers who have completed at least one year of service and who are at least 21 years of age. Plan assets are invested in a third-party trust and group annuity contracts issued by NLIC.  All participants are eligible for benefits based on an account balance formula.  However, participants hired prior to 2002 are eligible for benefits based on the highest average annual salary of a specified number of consecutive years of the last ten years of service, if such benefits are of greater value than the account balance feature.

Effective January 1, 2010, NMIC amended the NRP to eliminate the company-paid early retirement enhancement (an additional benefit for associates retiring between ages 55 and 65), which is part of the final average pay formula and to stop pay credits under the account balance formula for participants eligible for the account balance formula.  An affected associate’s benefits, however, will not be less than the NRP benefit he or she accrued as of December 31, 2009, under the greater of the final average pay formula or the account balance formula.

The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work benefits the Company.  In addition, separate non-qualified defined benefit pension plans sponsored by NMIC cover certain executives with at least one year of service.  The Company’s portion of expense relating to these plans was $4 million, $11 million, and $5 million for the years ended December 31, 2010, 2009 and 2008, respectively.  The 2008 expense includes a gain of $5 million due to the merger of the NLICA Retirement Plan into the NRP.

See Note 18 for more information on group annuity contracts issued by the Company for various employee benefit plans sponsored by NMIC or its affiliates.

In addition to the NRP, the Company and certain affiliated companies participate in life and health care benefit plans sponsored by NMIC for qualifying retirees.  Contributory post-retirement life and health care benefits are generally available to associates, hired prior to and continuously employed since June 1, 2000, for health care benefits, and prior to December 31, 1994, for life benefits, who have attained age 55, and have accumulated 15 years of service with the Company.  The associate subsidy for the post-retirement death benefit was capped beginning in 2007. Employer subsidies for retiree life insurance ended as of December 31, 2008. No future employer contributions are anticipated for retiree life insurance and settlement accounting was applied during 2008. Post-retirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and co-insurance. In addition, there are caps on the Company’s contribution to the cost of the post-retirement health care benefits. The Company does not receive a Medicare Part D subsidy from the government. The Company’s policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested in a group annuity contract issued by NLIC and a third-party trust.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

On September 3, 2009, NMIC announced changes to the post-retirement health care benefits available under the health care defined benefit plans. On December 31, 2009, each eligible associate’s current cost-sharing percentage was fixed and, following this date, Company contributions towards the cost of post-retirement health care coverage for eligible associates will be based only on service through December 31, 2009. This modification does not impact former associates receiving Nationwide-sponsored retiree health care benefits prior to January 1, 2010. Additionally, effective January 1, 2010, all associates not considered to be highly compensated employees, as defined by IRC 414, became eligible to receive an annual retiree health care credit up to a maximum of $1,000 per year, not to exceed a maximum lifetime benefit amount of $25,000, which includes any years of cost-sharing service earned by December 31, 2009. The credit is equal to one-third of otherwise unmatched Health Savings Account contributions and/or Nationwide Savings Plan (NSP) 401(a) contributions. No contributions will be made by NMIC if the associate does not make eligible contributions.

The Company’s portion of expense relating to these plans was immaterial for the years ended December 31, 2010, 2009 and 2008.

Defined Contribution Plans

NMIC sponsors the NSP, a defined contribution retirement savings plan (a 401(k) plan) covering substantially all of the Company’s associates.  Associates may make salary deferral contributions of up to 80%.  Salary deferrals of up to 6% are subject to a 50% Company match.  In addition, NMIC sponsors the NLICA Producer’s Pension Plan, a defined contribution money purchase plan, covering statutory employees of NLICA.  However, this plan has no active participants, and is in the process of being terminated.  The Company’s expense for contributions to these plans was $7 million, $9 million, and $6 million for the years ended December 31, 2010, 2009 and 2008, respectively.

(18)	Related Party Transactions

The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations.  These include annuity and life insurance contracts, office space leases, and agreements related to reinsurance, cost sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing.  Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, the number of full-time employees, commission expense and other methods agreed to by the participating companies.

In addition, Nationwide Services Company, LLC (NSC), a subsidiary of NMIC, provides data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed.  For the years ended December 31, 2010, 2009 and 2008, the Company made payments to NMIC and NSC totaling $250 million, $241 million, and $285 million, respectively.

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates.  Total account values of these contracts were $3.0 billion and $3.1 billion as of December 31, 2010 and 2009, respectively.  Total revenues from these contracts were $139 million, $143 million and $138 million for the years ended December 31, 2010, 2009 and 2008, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees.  Total interest credited to the account balances was $115 million, $116 million, and $116 million for the years ended December 31, 2010, 2009 and 2008, respectively.  The terms of these contracts are consistent in all material respects with what the Company offers to unaffiliated parties.

The Company leases office space from NMIC.  For the years ended December 31, 2010, 2009 and 2008, the Company made lease payments to NMIC of $20 million, $21 million, and $22 million, respectively.  In addition, the Company leases office space to an affiliate of NMIC.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

NLIC has a reinsurance agreement with NMIC whereby all of NLIC’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis.  Either party may terminate the agreement on January 1 of any year with prior notice.  Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer.  Under the terms of NLIC’s agreements, the investment risk associated with changes in interest rates is borne by the reinsurer.  The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder.  The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties.  Revenues ceded to NMIC for the years ended December 31, 2010, 2009 and 2008 were $209 million, $177 million, and $202 million, respectively, while benefits, claims and expenses ceded during these years were $241 million, $196 million, and $219 million, respectively.

Funds of Nationwide Funds Group (NFG), an affiliate, are offered to the Company’s customers as investment options in certain of the Company’s products.  As of December 31, 2010, 2009 and 2008, customer allocations to NFG funds totaled $30.5 billion, $23.7 billion and $18.1 billion, respectively.  For the years ended December 31, 2010, 2009, and 2008, NFG paid the Company $103 million, $79 million, and $77 million, respectively, for the distribution and servicing of these funds.

The Company and various affiliates have agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants.  Amounts on deposit with NCMC for the benefit of the Company were $762 million and $919 million as of December 31, 2010 and 2009, respectively, and are included in short-term investments on the consolidated balance sheets.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS.  Total commissions and fees paid to these affiliates for the years ended December 31, 2010, 2009 and 2008 were $61 million, $48 million, and $53 million, respectively.

An affiliate of the Company is currently developing a browser-based policy administration and online brokerage software application for defined benefit plans.  In connection with the development of this application, the Company made net payments, which were expensed, to that affiliate related to development totaling $13 million, $11 million, and $11 million for the years ended December 31, 2010, 2009 and 2008, respectively.

Refer to Note 13 for discussion of variable funding surplus note between Olentangy Reinsurance, LLC and Nationwide Corporation.

The Company entered into a note purchase agreement with an affiliate on November 17, 2006 to purchase $25 million of the affiliate’s 5.6% senior notes due November 16, 2016.  The notes are secured by certain pledged mortgage servicing rights.  The note is payable in seven equal principal installments of $4 million, which began November 6, 2010.  Interest is payable semi-annually on each May 16 and November 16.

Through September 30, 2002, the Company filed a consolidated federal income tax return with NMIC, as discussed in more detail in Note 14.  Effective October 1, 2002, NLIC began filing a consolidated federal income tax return with NLAIC.  No payments to (from) NMIC were made for the year ended December 31, 2010. Total payments to (from) NMIC were $4 million and ($23) million during the years ended December 31, 2009 and 2008, respectively.  These payments related to tax years prior to deconsolidation.

During 2009, NLIC received a $20 million capital contribution from NFS.

During 2010 and 2009, NLIC did not pay dividends to NFS.  In 2008 NLIC paid dividends to NFS totaling $461 million.

During 2010 and 2009, the Company sold, at fair value, commercial mortgage loans with a carrying value of $117 million and $273 million, respectively, to NMIC.  The sale resulted in a net realized loss of $21 million and $34 million in 2010 and 2009, respectively to the Company.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

During 2009, the Company sold private equity investments to NMIC for $61 million.  The private equity investments were carried and sold at fair value.  No gain or loss was recognized on the sale.

(19)	Contingencies

Legal and Regulatory Matters

The Company is a subject to legal and regulatory proceedings in the ordinary course of its business. The Company’s legal and regulatory matters include proceedings specific to the Company and other proceedings generally applicable to business practices in the industries in which the Company operates.  The Company’s litigation and regulatory matters are subject to many uncertainties, and given their complexity and scope, their outcomes cannot be predicted.  Regulatory proceedings also could affect the outcome of one or more of the Company’s litigations matters.  Furthermore, it is often not possible to determine the ultimate outcomes of the pending regulatory investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty.  Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs’ claims for liability or damages.  In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period.  In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available.  Management believes, however, that based on their currently known information, the ultimate outcome of all pending legal and regulatory matters is not likely to have a material adverse effect on the Company’s consolidated financial position.  Nonetheless, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that such outcomes could materially affect the Company’s consolidated financial position or results of operations in a particular quarter or annual period.

The financial services industry has been the subject of increasing scrutiny on a broad range of issues by regulators and legislators. The Company and/or its affiliates have been contacted by, self reported or received subpoenas from state and federal regulatory agencies and other governmental bodies, state securities law regulators and state attorneys general for information relating to, among other things, compensation, revenue sharing and bidding arrangements, market-timing, anti-competitive activities, unsuitable sales or replacement practices, fee arrangements in retirement plans, and the use of side agreements and finite reinsurance agreements.  The Company is cooperating with regulators in connection with these inquiries and will cooperate with NMIC in responding to these inquiries to the extent that any inquiries encompass NMIC’s operations.

A promotional and marketing arrangement associated with the Company’s offering of a retirement plan product and related services in Alabama was investigated by the Alabama Attorney General, which assumed the investigation from the Alabama Securities Commission.  On October 27, 2010, the State Attorney General announced a settlement agreement, subject to court approval, between the Company and the State of Alabama, the Alabama Department of Insurance, the Alabama Securities Commission, and the Alabama State Personnel Board.  If the court approves the settlement agreement, the Company currently expects that the settlement will not have a material adverse impact on its consolidated financial position.  It is not possible to predict what effect, if any, the settlement may have on the Company's retirement plan operations with respect to promotional and marketing arrangements in general in the future.

On September 10, 2009, Nationwide Retirement Solutions, Inc. (NRS) was named in a lawsuit filed in the Circuit Court for Montgomery County, Alabama entitled Twanna Brown, Individually and on behalf of all other persons in Alabama who are similarly situated, v Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc., Edwin “Mac” McArthur, Steve Walkley, Glenn Parker, Ulysses Lavender, Diana McLain, Randy Hebson, and Robert Wagstaff; and Unknown Defendants A-Z.  On February 17, 2010, Brown filed an Amended Complaint alleging in Count One, that all the defendants were involved in a civil conspiracy and seeks to recover actual damages, forfeiture of all other payments and/or salaries to be the fruit of such other payments, punitive damages and costs and attorneys fees. In Count Two, although NRS is not named, it is alleged that the remaining defendants breached their fiduciary duties and seeks actual damages, forfeiture of all other payments and/or salaries to be the fruit of such other payments, punitive damages and costs and attorneys fees. In Count Three, although NRS is not named, the plaintiff seeks declaratory relief that the individual defendants breached their

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

fiduciary duties, seeks injunctive relief permanently removing said defendants from their respective offices in the Alabama State Employees Association (ASEA) and PEBCO and costs and attorneys fees. In Count Four, it alleges that any money Nationwide paid belonged exclusively to ASEA for the use and benefit of its membership at large and not for the personal benefit of the individual defendants. Plaintiff seeks to recover actual damages from the individual defendants, forfeiture of all other payments and/or salaries to be the fruit of such other payments, punitive damages and costs and attorneys fees. On March 3, 2010, the Company filed a motion to dismiss the amendment to the complaint.  On October 17, 2010, the plaintiff filed motions to intervene in Nationwide Retirement Solutions, Inc. v. Alabama State Personnel Board, PEBCO, Inc. and Alabama State Employees Association and also in Coker, et. al. v. NLIC, et. al.  The Company continues to defend this case vigorously.

On November 20, 2007, NRS and NLIC were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z.  On March 12, 2010, NRS and NLIC were named in a Second Amended Class Action Complaint filed in the Circuit Court of Jefferson County, Alabama entitled Steven E. Coker, Sandra H. Turner, David N. Lichtenstein and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc, Alabama State Employees Association, Inc., PEBCO, Inc. and Fictitious Defendants A to Z claiming to represent a class of all participants in the ASEA Plan, excluding members of the Deferred Compensation Committee, ASEA's directors, officers and board members, and PEBCO’s directors, officers and board members. The class period is from November 20, 2001 to the date of trial.  In the second amended class action complaint, the plaintiffs allege breach of fiduciary duty, wantonness and breach of contract. The second amended class action complaint seeks a disgorgement of amounts paid, compensatory damages and punitive damages, plus interest, attorneys' fees and costs and such other equitable and legal relief to which plaintiffs and class members may be entitled.  On April 2, 2010, NRS and NLIC filed an answer.  On June 4, 2010, the plaintiffs filed a motion for class certification.  On July 8, 2010, the defendants filed their briefs in opposition to plaintiffs' motion for class certification.  On October 17, 2010, Twanna Brown filed a motion to intervene in this case.  On October 22, 2010, the parties to this action have executed a stipulation of settlement that agrees to certify a class for settlement purposes only, that provides for payments to the settlement class, and that provides for releases, certain bar orders, and dismissal of the case, subject to the Circuit Courts' approval. After a hearing on November 5, 2010, on November 9, 2010, the Court denied Brown’s motion to intervene. On November 13, 2010, the Court issued a Preliminary Approval Order and held a Settlement Fairness Hearing on January 26, 2011. On November 22, 2010, Brown filed a Notice of Appeal with the Supreme Court of Alabama, appealing the Preliminary Approval Order. On January 25, 2011, the Alabama Supreme Court dismissed the appeal. Class notices were sent out on November 24, 2010. On December 3, 2010, Brown filed a motion with the trial court to stay this case. On December 22, 2010, Brown filed with the Alabama Supreme Court, a motion to stay all further Gwin trial court proceedings until Ms. Brown's appeal of the certification order is decided. On January 25, 2011, the Alabama Supreme Court denied Brown’s motion to stay.  NRS and NLIC continue to defend this case vigorously.

On July 11, 2007, NLIC was named in a lawsuit filed in the United States District Court for the Western District of Washington at Tacoma entitled Jerre Daniels-Hall and David Hamblen, Individually and on behalf of All Others Similarly Situated v. National Education Association, NEA Member Benefits Corporation, Nationwide Life Insurance Company, Security Benefit Life Insurance Company, Security Benefit Group, Inc., Security Distributors, Inc., et. al.  The plaintiffs seek to represent a class of all current or former National Education Association (NEA) members who participated in the NEA Valuebuilder 403(b) program at any time between January 1, 1991 and the present (and their heirs and/or beneficiaries).  The plaintiffs allege that the defendants violated the Employee Retirement Income Security Act of 1974, as amended (ERISA) by failing to prudently and loyally manage plan assets, by failing to provide complete and accurate information, by engaging in prohibited transactions, and by breaching their fiduciary duties when they failed to prevent other fiduciaries from breaching their fiduciary duties.  The complaint seeks to have the defendants restore all losses to the plan, restoration of plan assets and profits to participants, disgorgement of endorsement fees, disgorgement of service fee payments, disgorgement of excessive fees charged to plan participants, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees.  On May 23, 2008, the Court granted the defendants’ motion to dismiss.  On June 19, 2008, the plaintiffs filed a notice of appeal.  On December 20, 2010, the 9th Circuit Court of Appeals affirmed the dismissal of this case.  NLIC continues to defend this lawsuit vigorously.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company.  In the plaintiffs' sixth amended complaint, filed November 18, 2009, they amended the list of named plaintiffs and claim to represent a class of qualified retirement plan trustees under ERISA that purchased variable annuities from NLIC.  The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds.  The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees.  On November 6, 2009, the Court granted the plaintiffs’ motion for class certification and certified a class of “All trustees of all employee pension benefit plans covered by ERISA which had variable annuity contracts with NFS and NLIC or whose participants had individual variable annuity contracts with NFS and NLIC at any time from January 1, 1996, or the first date NFS and NLIC began receiving payments from mutual funds based on a percentage of assets invested in the funds by NFS and NLIC, whichever came first, to the date of November 6, 2009”.  On November 23, 2009, NFS and NLIC filed a rule 23(f) petition asking the Second Circuit Court of Appeals to hear an appeal of the District Court's order granting class certification. On December 2, 2009, NFS and NLIC filed an answer to the sixth amended complaint and a third amended counterclaim.  On January 29, 2010, the Companies filed a motion for class certification against the four named plaintiffs, as trustees of their respective retirement plans and against the trustees of other ERISA retirement plans who become members of the class certified in this lawsuit, for breach of fiduciary duty to the plans because the trustees approved and accepted the advantages of the allegedly unlawful “revenue sharing” payments.  On July 23, 2010, the District Court denied the Companies’ motion for class certification and dismissed the counterclaim.  On August 6, 2010, the Companies filed a motion for reconsideration of the ruling on the motion for certification of counterclaim defendants’ class certification order and also filed a motion for leave to amend the answer to the plaintiffs’ sixth amended complaint and third amended counterclaim.  These motions were denied on November 8, 2010. On October 20, 2010, the Second Circuit Court of Appeals granted NLIC’s 23(f) petition agreeing to hear an appeal of the District Court’s order granting class certification.  On October 21, 2010, the Court dismissed NFS from the lawsuit.  On October 27, 2010, the District Court stayed the underlying action pending a decision from the Second Circuit Court of Appeals.  NFS and NLIC continue to defend this lawsuit vigorously.

On May 14, 2010, NLIC was named in a lawsuit filed in the Western District of New York entitled Sandra L. Meidenbauer, on behalf of herself and all others similarly situated v. Nationwide Life Insurance Company.  The plaintiff claims to represent a class of all individuals who purchased a variable life insurance policy from NLIC during an unspecified period. The complaint claims breach of contract, alleging that NLIC charged excessive monthly deductions and costs of insurance resulting in reduced policy values and, in some cases, premature lapsing of policies. The complaint seeks reimbursement of excessive charges, costs, interest, attorney's fees, and other relief. NLIC filed a motion to dismiss the complaint on July 23, 2010. NLIC filed a motion to disqualify the proposed class representative on August 27, 2010. Plaintiff filed a motion to amend the complaint on September 17, 2010, and NLIC filed an opposition to the motion to amend on November 2, 2010. Those motions have been fully briefed. NLIC continues to vigorously defend this case.

On October 22, 2010, NRS was named in a lawsuit filed in the United States District Court, Middle District of Florida, Orlando Division entitled Camille McCullough, and Melanie Monroe, Individually and on behalf of all others similarly situated v. National Association of Counties, NACo Research Foundation, NACo Financial Services Corp., NACo Financial Center, and Nationwide Retirement Solutions, Inc.  The Plaintiffs’ First Amended Class Action Complaint and Demand for Jury Trial was filed on February 18, 2011.  If the Court determines that the Plan is governed by ERISA, then Plaintiffs seek to represent a class of “All natural persons in the United States who are currently employed or previously were employed at any point during the six years preceding the date Plaintiffs filed their Original Class Action Complaint, by a government entity that is or was a member of the National Association of Counties, and who participate or participated in the Section 457 Deferred Compensation Plan for Public Employees endorsed by the National Association of Counties and administered by Nationwide Retirement Solutions, Inc.”  If the Court determines that the Plan is not governed by ERISA, then the Plaintiffs seek to represent a class of “All natural persons in the United States who are currently employed or previously were employed at any point during the four years preceding the date Plaintiffs filed their Original Class Action Complaint, by a government entity that is or was a member of the National Association of Counties, and who participate or participated in a Section 457 Deferred Compensation Plan for Public Employees endorsed by the National Association of Counties and administered by Nationwide Retirement Solutions, Inc.”  The First Amended Complaint alleges ERISA Violation, Breach of Fiduciary Duty -

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

NACo, Aiding and Abetting Breach of Fiduciary Duty - Nationwide, Breach of Fiduciary Duty - Nationwide, and Aiding and Abetting Breach of Fiduciary Duty - NACo. The First Amended Complaint asks for actual damages, lost profits, lost opportunity costs, restitution, and/or other injunctive or other relief, including without limitation (a) ordering Nationwide and NACo to restore all plan losses, (b) ordering Nationwide to refund all fees associated with Nationwide’s Plan to Plaintiffs and Class members, (c) ordering NACo and Nationwide to pay the expenses and losses incurred by Plaintiffs and/or any Class member as a proximate result of Defendants’ breaches of fiduciary duty, (d) forcing NACo to forfeit the fees that NACo received from Nationwide for promoting and endorsing its Plan and disgorging all profits, benefits, and other compensation obtained by NACo from its wrongful conduct, and (e) awarding Plaintiff and Class members their reasonable and necessary attorney’s fees and cost incurred in connection with this suit, punitive damages, and pre-judgment and post judgment interest, at the highest rates allowed by law, on the damages awarded. The Company intends to defend this case vigorously.

Tax Matters

The separate account dividends received deduction (DRD) is a significant component of the Company’s federal income tax provision.  On August 16, 2007, the IRS issued Revenue Ruling 2007-54.  This ruling took a position with respect to the DRD that could have significantly reduced the Company’s DRD.  The Company believes that the position taken by the IRS in the ruling was contrary to existing law and the relevant legislative history.

In Revenue Ruling 2007-61, released September 25, 2007, the IRS and the U.S. Department of the Treasury suspended Revenue Ruling 2007-54 and informed taxpayers of their intention to address certain issues in connection with the DRD in future tax regulations. Final tax regulations could impact the Company’s DRD in periods subsequent to their effective date.

The IRS recently completed an audit of the Company’s tax years 2003 through 2005. As a result of this audit, the Company received a Revenue Agent’s Report (RAR) and 30-Day Letter (requiring payment of additional tax due or the preparation of protest to start the appeals process) from the IRS in July 2009.  The RAR includes an adjustment to reduce the Company’s DRD for the above tax years resulting in additional tax due of $151 million. The Company is still at appeals on this issue  and believes that it will ultimately prevail based on technical merits.

(20) Guarantees

Since 2002, the Company has sold $747 million of credit enhanced equity interests in LIHTC Funds to unrelated third parties.  The Company has guaranteed cumulative after-tax yields to the third party investors ranging from 3.75% to 7.75% over periods ending between 2002 and 2025.  As of December 31, 2010 and 2009, the Company held guarantee reserves totaling $6 million and $6 million, respectively, on these transactions.  These guarantees are in effect for periods of approximately 15 years each.  The LIHTC Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital.  If the tax benefits are not sufficient to provide these cumulative after-tax yields, then the Company must fund any shortfall, which is mitigated by stabilization collateral set aside by the Company at the inception of the transactions.  The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $908 million.  The Company does not anticipate making any material payments related to these guarantees.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

As of December 31, 2010, the Company did not hold any material stabilization reserves as collateral for certain properties owned by the LIHTC Funds, as the LIHTC Funds have met all of the criteria necessary to generate tax credits.  Such criteria include completion of construction and the leasing of each unit to a qualified tenant, among others.  Properties meeting the necessary criteria are considered to have “stabilized.”  The properties are evaluated regularly, and the collateral is released when stabilized.  During 2010, the stabilization reserve was not increased materially and no portion was released into income.  In 2009, $1 million of the stabilization reserve was released into income.

To the extent there are cash deficits in any specific property owned by the LIHTC Funds, property reserves, property operating guarantees and reserves held by the LIHTC Funds are exhausted before the Company is required to perform under its guarantees.  To the extent the Company is ever required to perform under its guarantees, it may recover any such funding out of the cash flow distributed from the sale of the underlying properties of the LIHTC Funds.  This cash flow distribution would be paid to the Company prior to any cash flow distributions to unrelated third party investors.

(21) Variable Interest Entities

In the normal course of business, the Company has relationships with VIEs.  The Company considers many factors when determining whether it is (or is not) the primary beneficiary of a VIE.  There is a review of the entity’s contract and other deal related information, such as 1) the entity's equity investment at risk, decision-making abilities, obligations to absorb economic risks and right to receive economic rewards of the entity, 2) whether the contractual or ownership interest in the entity changes with the change in fair value of the entity, and 3) the extent to which, through the variable interest, the Company has the power to direct the activities that most significantly impacts the entity’s performance and the obligation to absorb losses of the entity that could potentially be significant to the entity or the right to receive benefits from the entity that could potentially be significant to the entity.

The Company was not required and does not intend to provide financial or other support outside previous contractual requirements to any VIE.

Low-Income-Housing Tax Credit Funds

The Company provides guarantees to limited partners related to the amount of tax credits that will be generated LIHTC Funds.  The results of operations and financial position of each VIE of which the Company is the primary beneficiary are consolidated along with corresponding noncontrolling interest in the accompanying consolidated financial statements.

The Company had relationships with 22 and 19 LIHTC Funds that are considered VIEs as of December 31, 2010 and December 31, 2009, respectively, where the Company was the primary beneficiary. Net assets of these consolidated VIEs were $355 million and $351 million as of December 31, 2010 and December 31, 2009, respectively, composed primarily of other long-term investments of $315 million and $314 million as of the same respective dates.

Two LIHTC Funds were consolidated as a result of the adoption of guidance under FASB ASC 810, Consolidation.  Previously, the Company was not deemed the primary beneficiary.  As the managing member of the LITHC funds, the Company has the power to direct the activities that most significantly impact the economic power of the entities and consolidated the funds.  The impact of consolidation was an increase to noncontrolling interest of $46 million.

The Company’s total loss exposure from consolidated VIEs was immaterial as of December 31, 2010 and December 31, 2009 (except for the impact of guarantees disclosed in Note 20 to the 2009 audited consolidated financial statements).  Creditors (or beneficial interest holders) of the consolidated VIEs have no recourse to the general credit of the Company.

These LIHTC Funds are financed through the sale of these funds into the secondary market.  The proceeds from these sales are used to participate in low-income housing projects that provide tax benefits to the investors.

In addition to the consolidated VIEs described above, the Company holds variable interests in other LIHTC Funds that qualify as VIEs where the Company is not the primary beneficiary.  The carrying amount of these unconsolidated VIEs was $157

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

million and $110 million as of December 31, 2010 and December 31, 2009, respectively.  The total exposure to loss on these unconsolidated VIEs was $218 million and $123 million as of December 31, 2010 and December 31, 2009, respectively.  The total exposure to loss is determined by adding any unfunded commitments to the carrying amount of the VIEs.

Fixed Maturity Securities

The Company invests in fixed maturity securities that could qualify as VIEs, including corporate securities, mortgage-backed securities, and asset-backed securities.  The Company is not the primary beneficiary of these securities as the Company does not have the power to direct the activities that most significantly impacts the entities’ performances.  The Company’s maximum exposure to loss is limited to the carrying values of these securities.  There are no liquidity arrangements, guarantees or other commitments by third parties that affect the fair value of the Company’s interest in these assets.  Refer to Note 5 for additional disclosures related to these investments.

(22)	Segment Information

Management views the Company’s business primarily based on its underlying products and uses this basis to define its four reportable segments:  Individual Investments, Retirement Plans, Individual Protection, and Corporate and Other.

The primary segment profitability measure that management uses is pre-tax operating earnings (loss), which is calculated by adjusting income from continuing operations before federal income taxes and discontinued operations to exclude: (1) net realized investment gains and losses, except for operating items (periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment, trading portfolio realized gains and losses, trading portfolio valuation changes, net realized gains and losses related to hedges on GMDB contracts and securitizations); (2) other-than-temporary impairment losses; (3) the adjustment to amortization of DAC and VOBA related to net realized investment gains and losses; and (4) net loss attributable to noncontrolling interest.

Individual Investments

The Individual Investments segment consists of individual annuity products marketed under the Nationwide DestinationSM and other Nationwide-specific or private label brands.  Deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life.  In addition, deferred variable annuity contracts provide the customer with access to a wide range of investment options and asset protection features, while deferred fixed annuity contracts generate a return for the customer at a specified interest rate fixed for prescribed periods. Immediate annuities differ from deferred annuities in that the initial premium is exchanged for a stream of income for a certain period or for the owner’s lifetime without future access to the original investment.  Portfolio income insurance is a form of deferred annuity that provides the income protection features common to today’s variable annuities to owners of specific managed account investments whose assets are outside of the annuity product.  The majority of assets and recent sales for the Individual Investments segment consist of deferred variable annuities.

Retirement Plans

The Retirement Plans segment is comprised of the Company’s private and public sector retirement plans business.  The private sector primarily includes Internal Revenue Code (IRC) Section 401 fixed and variable group annuity business, and the public sector primarily includes IRC Section 457 and Section 401(a) business in the form of full-service arrangements that provide plan administration and fixed and variable group annuities as well as administration-only business.

Individual Protection

The Individual Protection segment consists of life insurance products, including individual variable, COLI and BOLI products; traditional life insurance products; and universal life insurance products.  Life insurance products provide a death benefit and generally allow the customer to build cash value on a tax-advantaged basis.

Corporate and Other

The Corporate and Other segment includes the MTN program; structured products business; non-operating realized gains and losses and related amortization, including mark-to-market adjustments on embedded derivatives, net of economic hedges, related to products with living benefits; other-than-temporary impairment losses, and other revenues and expenses not allocated to other segments.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

The following tables summarize the Company’s business segment operating results for the years ended December 31:

	Individual	Retirement	Individual	Corporate
(in millions)	Investments	Plans	Protection	and Other	Total
2010
Revenues:
Policy charges	$ 646	$ 98	$ 652	$ 3	$ 1,399
Premiums	209	-	275	-	484
Net investment income	569	691	510	55	1,825
Non-operating net realized investment losses1	-	-	-	(177)	(177)
Other-than-temporary impairment losses	-	-	-	(220)	(220)
Other income2	(82)	-	-	25	(57)
Total revenues	$ 1,342	$ 789	$ 1,437	$ (314)	$ 3,254

Benefits and expenses:
Interest credited to policyholder accounts	$ 391	$ 424	$ 199	$ 42	$ 1,056
Benefits and claims	354	-	524	(5)	873
Policyholder dividends	-	-	78	-	78
Amortization of DAC	231	30	184	(49)	396
Amortization of VOBA and other intangible assets	1	-	19	(2)	18
Interest expense	-	-	-	55	55
Other operating expenses	180	143	172	79	574
Total benefits and expenses	$ 1,157	$ 597	$ 1,176	$ 120	$ 3,050

Income (loss) from continuing operations before
federal income tax expense (benefit)	$ 185	$ 192	$ 261	$ (434)	$ 204
Less: non-operating net realized investment losses1	-	-	-	177
Less: non-operating net other-than-temporary impairment losses	-	-	-	220
Less: adjustment to amortization related to net realized investment gains and losses
	-	-	-	(59)
Less: net loss attributable to noncontrolling interest	-	-	-	60
Pre-tax operating earnings (loss)	$ 185	$ 192	$ 261	$ (36)

Assets as of year end	$ 53,113	$ 25,599	$ 22,874	$ 5,811	$ 107,397

_________

1
Excluding operating items (periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to hedges on GMDB contracts and securitizations).

2	Includes operating items discussed above.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

	Individual	Retirement	Individual	Corporate
(in millions)	Investments	Plans	Protection	and Other	Total
2009
Revenues:
Policy charges	$ 522	$ 93	$ 634	$ (4)	$ 1,245
Premiums	191	-	279	-	470
Net investment income	562	679	492	146	1,879
Non-operating net realized investment gains1	-	-	-	619	619
Other-than-temporary impairment losses	-	-	-	(575)	(575)
Other income2	(168)	-	-	(1)	(169)
Total revenues	$ 1,107	$ 772	$ 1,405	$ 185	$ 3,469

Benefits and expenses:
Interest credited to policyholder accounts	$ 394	$ 433	$ 201	$ 72	$ 1,100
Benefits and claims	247	-	538	27	812
Policyholder dividends	-	-	87	-	87
Amortization of DAC	(1)	45	158	264	466
Amortization of VOBA and other intangible assets	1	9	45	8	63
Interest expense	-	-	-	55	55
Other operating expenses	178	149	184	68	579
Total benefits and expenses	$ 819	$ 636	$ 1,213	$ 494	$ 3,162

Income (loss) from continuing operations before
federal income tax expense (benefit)	$ 288	$ 136	$ 192	$ (309)	$ 307
Less: non-operating net realized investment gains1	-	-	-	(619)
Less: non-operating net other-than-temporary impairment losses	-	-	-	575
Less: adjustment to amortization related to net realized investment gains and losses
	-	-	-	297
Less: net loss attributable to noncontrolling interest	-	-	-	52
Pre-tax operating earnings (loss)	$ 288	$ 136	$ 192	$ (4)

Assets as of year end	$ 48,891	$ 25,035	$ 22,115	$ 2,948	$ 98,989

__________

1
Excluding operating items (periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to hedges on GMDB contracts and securitizations).

2	Includes operating items discussed above.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2010, 2009 and 2008

	Individual	Retirement	Individual	Corporate
(in millions)	Investments	Plans	Protection	and Other	Total
2008
Revenues:
Policy charges	$ 603	$ 120	$ 618	$ -	$ 1,341
Premiums	120	-	274	-	394
Net investment income	530	651	486	198	1,865
Non-operating net realized investment losses1	-	-	-	(387)	(387)
Other-than-temporary impairment losses	-	-	-	(1,131)	(1,131)
Other income2	110	1	-	(76)	35
Total revenues	$ 1,363	$ 772	$ 1,378	$ (1,396)	$ 2,117

Benefits and expenses:
Interest credited to policyholder accounts	$ 379	$ 436	$ 196	$ 162	$ 1,173
Benefits and claims	379	-	489	(12)	856
Policyholder dividends	-	-	93	-	93
Amortization of DAC	648	41	130	(127)	692
Amortization of VOBA and other intangible assets	8	1	22	-	31
Interest expense	-	-	-	62	62
Other operating expenses	189	152	193	97	631
Total benefits and expenses	$ 1,603	$ 630	$ 1,123	$ 182	$ 3,538

Income (loss) from continuing operations before
federal income tax expense (benefit)	$ (240)	$ 142	$ 255	$ (1,578)	$ (1,421)
Less: non-operating net realized investment losses1	-	-	-	387
Less: non-operating net other-than-temporary impairment losses	-	-	-	1,131
Less: adjustment to amortization related to net realized investment gains and losses
	-	-	-	(139)
Less: net loss attributable to noncontrolling interest	-	-	-	72
Pre-tax operating earnings (loss)	$ (240)	$ 142	$ 255	$ (127)

Assets as of year end	$ 42,508	$ 22,498	$ 20,360	$ 6,438	$ 91,804

__________

1
Excluding periodic net amounts paid or received on interest rate swaps that do not qualify for hedge accounting treatment and net realized gains and losses related to hedges on GMDB contracts and securitizations.

2	Includes operating items discussed above.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I                   Consolidated Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2010 (in millions)

Column A	Column B	Column C	Column D
			Amount at
			which shown
			in the
		Fair	consolidated
Type of investment	Cost	value	balance sheet

Fixed maturity securities available-for-sale:
Bonds:
U.S. Treasury securities and obligations of U.S. Government
corporations and agencies	$ 497	$ 584	$ 584
Obligations of states and political subdivisions	1,410	1,377	1,377
Debt securities issued by foreign governments	110	123	123
Public utilities	2,492	2,655	2,655
All other corporate	21,104	21,695	21,695
Total fixed maturity securities available-for-sale	$ 25,613	$ 26,434	$ 26,434
Equity securities available-for-sale:
Common stocks:
Banks, trusts and insurance companies	$ 23	$ 24	$ 24
Industrial, miscellaneous and all other	3	4	4
Nonredeemable preferred stocks	13	14	14
Total equity securities available-for-sale	$ 39	$ 42	$ 42
Trading assets	49	45	45
Mortgage loans, net	6,211		6,125
Policy loans	1,088		1,088
Other long-term investments	513		513
Short-term investments, including amounts managed by a related party	1,062		1,062
Total investments	$ 34,575		$ 35,309

__________

1 Difference from Column B primarily is attributable to valuation allowances due to impairments on mortgage loans (see Note 5 to the audited consolidated financial statements), hedges and commitment hedges on mortgage loans.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III                           Supplementary Insurance Information

As of December 31, 2010, 2009 and 2008 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E	Column F
	Deferred	Future policy
	policy	benefits, losses,		Other policy
	acquisition	claims and	Unearned	claims and	Premium
Year: Segment	costs	loss expenses	premiums1	benefits payable1	revenue
2010
Individual Investments	$ 2,126	$ 10,541			$ 209
Retirement Plans	269	11,874			-
Individual Protection	1,795	9,163			275
Corporate and Other	(217)	1,098			-
Total	$ 3,973	$ 32,676			$ 484
2009
Individual Investments	$ 1,911	$ 10,871			$ 191
Retirement Plans	271	11,703			-
Individual Protection	1,770	8,745			279
Corporate and Other	31	1,831
Total	$ 3,983	$ 33,150			$ 470
2008
Individual Investments	$ 1,883	$ 12,477			$ 120
Retirement Plans	290	11,498			-
Individual Protection	1,735	8,351			274
Corporate and Other	616	3,389			-
Total	$ 4,524	$ 35,715			$ 394

Column A	Column G	Column H	Column I	Column J	Column K
	Net	Benefits, claims,	Amortization	Other
	investment	losses and	of deferred policy	operating	Premiums
Year: Segment	income2	settlement expenses	acquisition costs	expenses2	written
2010
Individual Investments	$ 569	$ 745	$ 231	$ 181
Retirement Plans	691	424	30	143
Individual Protection	510	801	184	191
Corporate and Other	55	37	(49)	132
Total	$ 1,825	$ 2,007	$ 396	$ 647
2009
Individual Investments	$ 562	$ 641	$ (1)	$ 179
Retirement Plans	679	433	45	158
Individual Protection	492	826	158	229
Corporate and Other	146	99	264	131
Total	$ 1,879	$ 1,999	$ 466	$ 697
2008
Individual Investments	$ 530	$ 758	$ 648	$ 197
Retirement Plans	651	436	41	153
Individual Protection	486	778	130	215
Corporate and Other	198	150	(127)	159
Total	$ 1,865	$ 2,122	$ 692	$ 724
________
1   Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
2
Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates, and reported segment operating results would change if different methods were applied.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV                           Reinsurance

As of December 31, 2010, 2009 and 2008 and for each of the years then ended (dollars in millions)

Column A	Column B	Column C	Column D	Column E	Column F
					Percentage
		Ceded to	Assumed		of amount
	Gross	other	from other	Net	assumed
	amount	companies	companies	amount	to net

2010

Life insurance in force	$ 208,920	$ 64,755	$ 10	$ 144,175	-

Premiums:
Life insurance 1	$ 570	$ 88	$ 1	$ 483	0.2%
Accident and health insurance	238	241	4	1	NM
Total	$ 808	$ 329	$ 5	$ 484	1.0%

2009

Life insurance in force	$ 208,485	$ 76,136	$ 8	$ 132,357	-

Premiums:
Life insurance 1	$ 549	$ 80	$ -	$ 469	-
Accident and health insurance	212	223	12	1	NM
Total	$ 761	$ 303	$ 12	$ 470	2.6%

2008

Life insurance in force	$ 208,071	$ 75,092	$ 12	$ 132,991	-

Premiums:
Life insurance 1	$ 477	$ 84	$ 1	$ 394	0.3%
Accident and health insurance	183	209	26	-	NM
Total	$ 660	$ 293	$ 27	$ 394	6.9%

__________

1	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V                           Valuation and Qualifying Accounts

Years ended December 31, 2010, 2009 and 2008 (in millions)

Column A	Column B	Column C		Column D	Column E
Charged
	Balance at	(credited) to	Charged to		Balance at
	beginning	costs and	other		end of
Description	of period	expenses	accounts	Deductions1	period

2010
Valuation allowances - mortgage loans on real estate	$ 77	$ 66	$ -	$ 47	$ 96

2009
Valuation allowances - mortgage loans on real estate	$ 42	$ 85	$ -	$ 50	$ 77

2008
Valuation allowances - mortgage loans on real estate	$ 25	$ 20	$ -	$ 3	$ 42

__________

1	Amounts represent transfers to real estate owned and recoveries.

partc.htm
PART C. OTHER INFORMATION

Item 24.                     Financial Statements and Exhibits

(a)	Financial Statements:

Nationwide Variable Account-9:

Report of Independent Registered Public Accounting Firm.

Statement of Assets, Liabilities and Contract
Owners' Equity as of December 31, 2010 .

Statement of Operations for the year ended
December 31, 2010 .

Statements of Changes in Contract Owners' Equity
for the years ended December 31, 2010 and 2009 .

Notes to Financial Statements.

Nationwide Life Insurance Company and subsidiaries:

Report of Independent Registered Public Accounting Firm.

Consolidated Statements of   Operations for the
years ended December 31, 2010 , 2009 and 2008 .

Consolidated Balance Sheets as of December
31, 2010 and 2009 .

Consolidated Statements of Changes in
Equity for the years ended December 31, 2010 ,
2009 and 2008 .

Consolidated Statements of Cash Flows for
the years ended December 31, 2010 , 2009 and 2008 .

Notes to Consolidated Financial Statements.

Financial Statement Schedules.

Item 24.                 (b) Exhibits

(1)
Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant - Filed previously on June 4, 1998 with initial registration statement (File No. 333-56073) and is hereby incorporated by reference.

(2)	Not Applicable

(3)
Underwriting or Distribution of Contracts between the Depositor and NISC as Principal Underwriter - Filed previously on June 4, 1998 with initial Registration Statement (File No. 333-56073) and is hereby incorporated by reference.

Underwriting or Distribution of Contracts between the Depositor and SDI as Principal Underwriter -  Filed previously on June 4, 1998 with initial Registration Statement (File No.333-56073) and hereby incorporated by reference.

(4)	The form of the variable annuity contract – Filed previously on June 4, 1998 with initial Registration Statement (File No. 333-56073) and is hereby incorporated by reference.

(5)	Variable Annuity Application – Filed previously on June 4, 1998 with initial Registration Statement (File No. 333-56073) and is hereby incorporated by reference.

(6)	Depositor's Certificate of Incorporation and By-Laws.

(a)
Amended Articles of Incorporation for Nationwide Life Insurance Company.  Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6a.htm" and hereby incorporated by reference.

(b)
Amended and Restated Code of Regulations of Nationwide Life Insurance Company.  Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6b.htm" and hereby incorporated by reference.

(c)
Articles of Merger of Nationwide Life Insurance Company of America with and into Nationwide Life Insurance Company, effective December 31, 2009. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6c.htm" and hereby incorporated by reference.

(7)	Not applicable.

(8)	Form of Participation Agreements –

The following Fund Participation Agreements were previously filed on July 17, 2007 with pre-effective amendment number 1 of registration statement (333-140608) under Exhibit 26(h), and are hereby incorporated by reference.

(1)	Fund Participation Agreement with AIM Variable Insurance Funds, AIM Advisors, Inc., and AIM Distributors dated January 6, 2003, under document "aimfpa99h1.htm"

(2)	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc. dated September 15, 2004, as amended, under document "amcentfpa99h2"

(3)	Restated and Amended Fund Participation Agreement with The Dreyfus Corporation dated January 27, 2000, as amended, under document "dreyfusfpa99h3.htm"

(4)	Fund Participation Agreement with Federated Insurance Series and Federated Securities Corp. dated April 1, 2006, as amended, under document "fedfpa99h4.htm"

(5)
Fund Participation Agreement with Fidelity Variable Insurance Products Fund dated May 1, 1988, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V, under document "fidifpa99h5.htm"

(6)
Fund Participation Agreement with Fidelity Variable Insurance Products Fund II dated July 15, 1989, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V, under document "fidiifpa99h6.htm"

(7)
Amended and Restated Fund Participation Agreement with Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc. dated May 1, 2003; as amended, under document "frankfpa99h8.htm"

(8)	Fund Participation Agreement, Service and Institutional Shares, with Janus Aspen Series, dated December 31, 1999, under document "janusfpa99h9a.htm"

(9)	Fund Participation Agreement, Service II Shares, with Janus Aspen Series, dated May 5, 2002, under document "janusfpa99h9b.htm"

(10)	Amended and Restated Fund Participation Agreement with MFS Variable Insurance Trust and Massachusetts Financial Services Company dated February 1, 2003, as amended, under document "mfsfpa99h11.htm"

(11)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust) dated February 1, 2003, as amended, under document "nwfpa99h12a.htm"

(12)
Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), American Funds Insurance Series, and Capital Research and Management Company, dated May 1, 2006, as amended, under document "nwfpa99h12b.htm"

(13)
Fund Participation Agreement with Neuberger Berman Advisers Management Trust / Lehman Brothers Advisers Management Trust (formerly, Neuberger Berman Advisers Management Trust) dated January 1, 2006, under document "neuberfpa99h13.htm"

(14)	Fund Participation Agreement with Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. dated April 13, 2007, under document "oppenfpa99h14.htm"

(15)
Fund Participation Agreement with T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., and T. Rowe Price Investment Services, Inc. dated October 1, 2002, as amended, under document "trowefpa99h15.htm"

(16)
Fund Participation Agreement with The Universal Institutional Funds, Inc., Morgan Stanley Distribution, Inc., and Morgan Stanley Investment Management, Inc. dated February 1, 2002, as amended, under document "univfpa99h16.htm"

The following Fund Participation Agreements were previously filed on September 27, 2007 with pre-effective amendment number 3 of registration statement (333-137202) under Exhibit 26(h), and are hereby incorporated by reference.  For information regarding payments Nationwide receives from underlying mutual funds, please see the "Information on Underlying Mutual Fund Payments" section of the prospectus and/or the underlying mutual fund prospectuses.

(17)
Amended and Restated Fund Participation Agreement with Alliance Capital Management L.P. and Alliance Bernstein Investment Research and Management, Inc., dated June 1, 2003, under document "alliancebernsteinfpa.htm".

(18)	Fund Participation Agreement with BlackRock (formerly FAM Distributors, Inc. and FAM Variable Series Funds, Inc.) as amended, dated April 13, 2004, as document "blackrockfpa.htm".

(19)	Fund Participation Agreement with PIMCO Variable Insurance Trust and PIMCO Funds Distributors, LLC, as amended, dated March 28, 2002, as document "pimcofpa.htm".

(20)	Fund Participation Agreement with Royce & Associates, Inc., as amended, dated February 14, 2002, as document "roycefpa.htm".

(21)	Fund Participation Agreement Van Eck Investment Trust, Van Eck Associates Corporation, Van Eck Securities Corporation dated September 1, 1989, as amended, as document "vaneckfpa.htm".

(22)	Fund Participation Agreement with Waddell & Reed Services Company and Waddell & Reed, Inc., dated December 1, 2000, as document "waddellreedfpa.htm".

(23)	Fund Participation Agreement with Wells Fargo Management, LLC, Stephens, Inc. dated November 15, 2004, as amended, as document "wellsfargofpa.htm".

The following Fund Participation Agreements were previously filed on April 22, 2008 with post-effective amendment number 21 of registration statement (033-60063) under Exhibit 24(b), and are hereby incorporated by reference.  For information regarding payments Nationwide receives from underlying mutual funds, please see the "Information on Underlying Mutual Fund Payments" section of the prospectus and/or the underlying mutual fund prospectuses.

(24)	Fund Participation Agreement with Credit Suisse Asset Management, LLC, Provident Distributors, Inc. dated January 3, 2000, as document "creditsuissefpa.htm".

(25)	Fund Participation Agreement with Security Distributors, Inc., and Security Benefit Life Insurance Company, dated June 9, 2006, as document "sbl_fpa.htm".

The following Fund Participation Agreement wase previously filed on April 30, 2008 with post-effective amendment number 42 of registration statement (333-59517) under Exhibit 24(b), and is hereby incorporated by reference.  For information regarding payments Nationwide receives from underlying mutual funds, please see the "Information on Underlying Mutual Fund Payments" section of the prospectus and/or the underlying mutual fund prospectuses.

(26)	Fund Participation Agreement with J.P. Morgan Series Trust II, dated February 18, 2003, as document "jpmorganfpa.htm".

(9)	Opinion of Counsel - Filed previously on June 4, 1998 with initial Registration Statement (File No. 333-56073) and is hereby incorporated by reference.

(10)	Consent of Independent Registered Public Accounting Firm - Attached hereto.

(11)	Not Applicable

(12)	Not Applicable

(99)	Power of Attorney - Attached hereto.

Item 25.	Directors and Officers of the Depositor

President and Chief Operating Officer and Director	Kirt A. Walker
Executive Vice President and Chief Legal and Governance Officer	Patricia R. Hatler
Executive Vice President-Administration	Terri L. Hill
Executive Vice President-Chief Human Resources Officer	Gale V. King
Executive Vice President-Chief Information Officer	Michael C. Keller
Executive Vice President-Chief Marketing and Strategy Officer	Matthew Jauchius
Executive Vice President-Finance	Lawrence A. Hilsheimer
Executive Vice President	Mark A. Pizzi
Executive Vice President and Director	Mark R. Thresher
Senior Vice President	Harry H. Hallowell
Senior Vice President-Associate Services	Robert J. Puccio
Senior Vice President-Business Transformation Office	Gregory S. Moran
Senior Vice President-Chief Financial Officer and Director	Timothy G. Frommeyer
Senior Vice President-Chief Risk Officer	Michael W. Mahaffey
Senior Vice President-CIO IT Infrastructure	Robert J. Dickson
Senior Vice President-Customer Insight/Analytic	Paul D. Ballew
Senior Vice President-Division General Counsel	Roger A. Craig
Senior Vice President-Division General Counsel	Thomas W. Dietrich
Senior Vice President-Division General Counsel	Sandra L. Neely
Senior Vice President-Corporate Relations	Jeffrey D. Rouch
Senior Vice President-Head of Taxation	Pamela A. Biesecker
Senior Vice President-Individual Investments Business Head	Eric S. Henderson
Senior Vice President-Individual Protection Business Head and Director	Peter A. Golato
Senior Vice President-P&C Marketing	Gordon E. Hecker
Senior Vice President-CIO NF Systems	Susan Gueli
Senior Vice President, Chief Financial Officer – Property and Casualty	Michael P. Leach
Senior Vice President-Distribution and Sales	John L. Carter
Senior Vice President-President-NW Retirement Plans	Anne L. Arvia
Senior Vice President-President-Investment Management Group	Michael S. Spangler
Senior Vice President-Property and Casualty Commercial/Farm Product Pricing	W. Kim Austen
Senior Vice President-Marketing Services	Jennifer M. Hanley
Senior Vice President-President-NW Bank	J. Lynn Greenstein
Senior Vice President-Internal Audit	Kai V. Monahan
Senior Vice President-CIO Corp Apps/NBH/NW Bank	Mark A. Gaetano
Senior Vice President-CIO Corp Apps/NBH/NW Bank	Guruprasad C. Vasudeva
Senior Vice President-Nationwide Financial	Steven C. Power
Senior Vice President and Treasurer	David LePaul
Senior Vice President-Controller	James D. Benson
Senior Vice President-Field Operations IC	Jeff M. Rommel
Senior Vice President-NF Marketing	William J. Burke
Senior Vice President-PCIO Sales Support	Melissa D. Gutierrez
Senior Vice President-Chief Compliance Officer	Sandra L. Rich
Vice President – Corporate Governance and Secretary	Robert W. Horner, III
Director	Stephen S. Rasmussen

The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215

Item 26.                 Persons Controlled by or Under Common Control with the Depositor or Registrant.

*	Subsidiaries for which separate financial statements are filed
**	Subsidiaries included in the respective consolidated financial statements
***	Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries
****	Other subsidiaries

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
1492 Capital, LLC	Ohio		The company acts as an investment holding company.
AGMC Reinsurance, Ltd.	Turks & Caicos Islands		The company is in the business of reinsurance of mortgage guaranty risks.
ALLIED General Agency Company	Iowa		The company acts as a managing general agent and surplus lines broker for property and casualty insurance products.
ALLIED Group, Inc.	Iowa		The company is a property and casualty insurance holding company.
ALLIED Property and Casualty Insurance Company	Iowa		The company underwrites general property and casualty insurance.
ALLIED Texas Agency, Inc.	Texas		The company acts as a managing general agent to place personal and commercial automobile insurance with Colonial County Mutual Insurance Company for the independent agency companies.
AMCO Insurance Company	Iowa		The company underwrites general property and casualty insurance.
American Marine Underwriters, Inc.	Florida		The company is an underwriting manager for ocean cargo and hull insurance.
Atlantic Floridian Insurance Company	Ohio		The company writes personal lines residential property insurance in the State of Florida.
Freedom Specialty Insurance Company	Ohio		The company operates as a multi-line insurance company.
Audenstar Limited	England		The company is an investment holding company.
Champions of the Community, Inc.	Ohio		The company raises money to enable it to make gifts and grants to charitable organizations.
Colonial County Mutual Insurance Company*	Texas		The company underwrites non-standard automobile and motorcycle insurance and various other commercial liability coverages in Texas.
Crestbrook Insurance Company*	Ohio		The company is an Ohio-based multi-line insurance corporation that is authorized to write personal, automobile, homeowners and commercial insurance.
Depositors Insurance Company	Iowa		The company underwrites general property and casualty insurance.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
DVM Insurance Agency, Inc.	California		The company places pet insurance business not written by Veterinary Pet Insurance Company outside of California with National Casualty Company.
Farmland Mutual Insurance Company	Iowa		The company provides property and casualty insurance primarily to agricultural businesses.
Freedom Specialty Insurance Company	Ohio		This company operates as a multi-line insurance company.
Gates, McDonald of Ohio, LLC*	Ohio		The company provides services to employers for managing workers' and unemployment compensation matters and employee leave administration.
Gates, McDonald & Company of New York, Inc.	New York		The company provides workers' compensation and self-insured claims administration services to employers with exposure in New York.
GatesMcDonald Health Plus Inc.	Ohio		The company provides medical management and cost containment services to employers.
Insurance Intermediaries, Inc.	Ohio		The company is an insurance agency and provides commercial property and casualty brokerage services.
Life REO Holdings, LLC	Ohio		The company is an investment company.
Lone Star General Agency, Inc.	Texas		The company acts as general agent to market nonstandard automobile and motorcycle insurance for Colonial County Mutual Insurance Company.
National Casualty Company	Wisconsin		The company underwrites various property and casualty coverage, as well as some individual and group accident and health insurance.
National Casualty Company of America, Ltd.	England		This is a limited liability company organized for the purpose of carrying on the business of insurance, reinsurance, indemnity, and guarantee of various kinds. The company is currently inactive.
Nationwide Advantage Mortgage Company*	Iowa		The company makes residential mortgage loans.
Nationwide Affinity Insurance Company of America*	Ohio		The company is a property and casualty insurer that writes personal lines business.
Nationwide Agribusiness Insurance Company	Iowa		The company provides property and casualty insurance primarily to agricultural businesses.
Nationwide Arena, LLC*	Ohio		The purpose of the company is to develop Nationwide Arena and to engage in related development activity.
Nationwide Asset Management Holdings	England and Wales		The company operates as an investment holding company.
Nationwide Asset Management, LLC	Ohio		The company provides investment advisory services as a registered investment advisor to affiliated and non-affiliated clients.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Assurance Company	Wisconsin		The company underwrites non-standard automobile and motorcycle insurance.
Nationwide Bank*	United States
This is a federal savings bank chartered by the Office of Thrift Supervision in the United States Department of Treasury to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners' Loan Act of 1933.

Nationwide Better Health Holding Company , LLC (fka Nationwide Better Health Holding Company , Inc.)	Ohio		The company provides health management services.
Nationwide Better Health (Ohio), LLC (fka Nationwide Better Health Holding Company)	Ohio		The company provides population health management.
Nationwide Cash Management Company	Ohio		The company buys and sells investment securities of a short-term nature as the agent for other corporations, foundations and insurance company separate accounts.
Nationwide Community Development Corporation, LLC	Ohio		The company holds investments in low-income housing funds.
Nationwide Corporation	Ohio		The company acts primarily as a holding company for entities affiliated with Nationwide Mutual Insurance.
Nationwide Emerging Managers, LLC	Delaware		The company acquires and holds interests in registered investment advisors and provides investment management services.
Nationwide Exclusive Agent Risk Purchasing Group, LLC	Ohio		The company's purpose is to provide a mechanism for the purchase of group liability insurance for insurance agents operating nationwide.
Nationwide Financial Assignment Company	Ohio		The company is an administrator of structured settlements.
Nationwide Financial General Agency, Inc. (fka 1717 Brokerage Services, Inc.)	Pennsylvania		This company is a multi-state licensed insurance agency.
Nationwide Financial Institution Distributors Agency, Inc.	Delaware		The company is an insurance agency.
Nationwide Financial Services Capital Trust	Delaware		The trust's sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust.
Nationwide Financial Services, Inc.*	Delaware		The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute long-term savings and retirement products.
Nationwide Financial Structured Products, LLC	Ohio		The company captures and reports the results of the structured products business unit.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Fund Advisors (fka Gartmore Mutual Fund Capital Trust)	Delaware		The trust acts as a registered investment advisor.
Nationwide Fund Distributors LLC (successor to Gartmore Distribution Services, Inc.)	Delaware		The company is a limited purpose broker-dealer.
Nationwide Fund Management LLC (successor to Gartmore Investors Services, Inc.)	Delaware		The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide General Insurance Company	Ohio		The company transacts a general insurance business, except life insurance, and primarily provides automobile and fire insurance to select customers.
Nationwide Global Holdings, Inc.	Ohio		The company is a holding company for the international operations of Nationwide.
Nationwide Global Ventures, Inc.	Delaware		The company acts as a holding company.
Nationwide Indemnity Company*	Ohio		The company is involved in the reinsurance business by assuming business from Nationwide Mutual Insurance Company and other insurers within the Nationwide insurance organization.
Nationwide Insurance Company of America	Wisconsin		The company is an independent agency personal lines underwriter of property and casualty insurance.
Nationwide Insurance Company of Florida*	Ohio		The company transacts general insurance business, except life insurance.
Nationwide Insurance Foundation*	Ohio		The company contributes to non-profit activities and projects.
Nationwide Investment Advisors, LLC	Ohio		The company provides investment advisory services.
Nationwide Investment Services Corporation**	Oklahoma
This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. The company also provides educational services to retirement plan sponsors and its participants.

Nationwide Life and Annuity Insurance Company**	Ohio		The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide Life Insurance Company*	Ohio		The company provides individual life insurance, group life and health insurance, fixed and variable annuity products and other life insurance products.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Lloyds	Texas		The company markets commercial and property insurance in Texas.
Nationwide Mutual Capital, LLC	Ohio		The company acts as a private equity fund investing in companies for investment purposes and to create strategic opportunities for Nationwide.
Nationwide Mutual Capital I, LLC*	Delaware		The business of the company is to achieve long term capital appreciation through a portfolio of primarily domestic equity investments in financial service and related companies.
Nationwide Mutual Fire Insurance Company	Ohio		The company engages in a general insurance and reinsurance business, except life insurance.
Nationwide Mutual Insurance Company*	Ohio		The company engages in a general insurance and reinsurance business, except life insurance.
Nationwide Private Equity Fund, LLC	Ohio		The company invests in private equity funds.
Nationwide Property and Casualty Insurance Company	Ohio		The company engages in a general insurance business, except life insurance.
Nationwide Property Protection Services, LLC	Ohio		The company provides alarm systems and security guard services.
Nationwide Realty Services, Ltd.	Ohio		The company provides relocation services for associates.
Nationwide Realty Investors, Ltd.*	Ohio		The company is engaged in the business of developing, owning and operating real estate and real estate investment.
Nationwide Retirement Solutions, Inc.*	Delaware		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Arizona	Arizona		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Ohio	Ohio		The company provides retirement products, marketing, education and administration to public employees.
Nationwide Retirement Solutions, Inc. of Texas	Texas		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Insurance Agency, Inc.	Massachusetts		The company markets and administers deferred compensation plans for public employees.
Nationwide SA Capital Trust	Delaware		The trust acts as a holding company .
Nationwide Sales Solutions, Inc.	Iowa		The company engages in the direct marketing of property and casualty insurance products.
Nationwide Securities, LLC	Delaware		The company is a registered broker-dealer and provides investment management and administrative services.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Services Company, LLC	Ohio		The company performs shared services functions for the Nationwide organization.
Newhouse Capital Partners, LLC	Delaware		The company is an investment holding company.
Newhouse Capital Partners II, LLC	Delaware		The company is an investment holding company.
NF Reinsurance Ltd.*	Bermuda		The company serves as a captive reinsurer for Nationwide Life Insurance Company's universal life, term life and annuity business.
NFS Distributors, Inc.	Delaware		The company acts primarily as a holding company for Nationwide Financial Services, Inc.'s distribution companies.
NMC CPC WT Investment, LLC	Delaware		The business of the company is to hold and exercise rights in a specific private equity investment.
NWD Asset Management Holdings, Inc.	Delaware		The company is an investment holding company.
NWD Investment Management, Inc.	Delaware		The company acts as a holding company and provides other business services for the NWD Investments group of companies.
NWD Management & Research Trust	Delaware		The company acts as a holding company for the NWD Investments group of companies and as a registered investment advisor.
Pension Associates, Inc.	Wisconsin		The company provides pension plan administration and record keeping services, and pension plan and compensation consulting.
Premier Agency, Inc.	Iowa		The company is an insurance agency.
Privilege Underwriters, Inc.	Florida		The company acts as a holding company for the PURE Group of insurance companies.
Privilege Underwriters, Reciprocal Exchange	Florida		The company acts as a reciprocal insurance company.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Pure Insurance Company	Florida		The company acts as a captive reinsurance company.
Pure Risk Management, LLC	Florida		The company acts as an attorney-in-fact for Privilege Underwriters Reciprocal Exchange.
Registered Investment Advisors Services, Inc.	Texas		The company is a technology company that facilitates third-party money management services for registered investment advisors.
Retention Alternatives, Ltd.*	Bermuda		The company is a captive insurer and writes first dollar insurance policies in workers' compensation, general liability and automobile liability for its affiliates in the United States.
Riverview International Group, Inc.	Delaware		The company is an insurance company.
RP&C International, Inc.	Ohio		The company is an investment-banking firm that provides specialist advisory services and innovative financial solutions to public and private companies internationally.
Scottsdale Indemnity Company	Ohio		The company is engaged in a general insurance business, except life insurance.
Scottsdale Insurance Company	Ohio		The company primarily provides excess and surplus lines of property and casualty insurance.
Scottsdale Surplus Lines Insurance Company	Arizona		The company provides excess and surplus lines coverage on a non-admitted basis.
THI Holdings (Delaware), Inc.*	Delaware		The company acts as a holding company for subsidiaries of the Nationwide group of companies.
Titan Auto Insurance of New Mexico, Inc.	New Mexico		The company is an insurance agency that operates employee agent storefronts.
Titan Indemnity Company	Texas		The company is a multi-line insurance company and is operating primarily as a property and casualty insurance company.
Titan Insurance Company	Michigan		The company is a property and casualty insurance company.
Titan Insurance Services, Inc.	Texas		The company is a Texas grandfathered managing general agency.
Veterinary Pet Insurance Company*	California		The company provides pet insurance.
Victoria Automobile Insurance Company	Indiana		The company is a property and casualty insurance company.
Victoria Fire & Casualty Company	Ohio		The company is a property and casualty insurance company.
Victoria National Insurance Company	Ohio		The company is a property and casualty insurance company.
Victoria Select Insurance Company	Ohio		The company is a property and casualty insurance company.
Victoria Specialty Insurance Company	Ohio		The company is a property and casualty insurance company.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
VPI Services, Inc.	California		The company operates as a nationwide pet registry service for holders of Veterinary Pet Insurance Company policies, including pet indemnification and a lost pet recovery program.
Western Heritage Insurance Company	Arizona		The company underwrites excess and surplus lines of property and casualty insurance.
Whitehall Holdings, Inc.	Texas		The company acts as a holding company for the Titan group of agencies.
W.I. of Florida (d.b.a. Titan Auto Insurance)	Florida		The company is an insurance agency and operates as an employee agent storefront for Titan Indemnity Company in Florida.

	COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
*	MFS Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide Multi-Flex Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-A	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-B	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-C	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-D	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-II	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-3	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-4	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-5	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-6	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-7	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-8	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-9	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-10	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-11	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-12	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-13	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-14	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-15	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-16	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-17	Ohio		Issuer of Annuity Contracts
*	Nationwide Provident VA Separate Account 1	Pennsylvania		Issuer of Annuity Contracts
*	Nationwide Provident VA Separate Account A	Delaware		Issuer of Annuity Contracts
	Nationwide VL Separate Account-A	Ohio		Issuer of Life Insurance Policies
	Nationwide VL Separate Account-B	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-C	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-D	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-G	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-2	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-3	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-4	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-5	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-6	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-7	Ohio		Issuer of Life Insurance Policies
*	Nationwide Provident VLI Separate Account 1	Pennsylvania		Issuer of Life Insurance Policies
*	Nationwide Provident VLI Separate Account A	Delaware		Issuer of Life Insurance Policies

Item 27.           Number of Contract Owners

The number of contract owners of Qualified and Non-Qualified Contracts as of February 1, 2011 was 22,487 and 983 respectively.

Item 28.          Indemnification

Provision is made in Nationwide's Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.          Principal Underwriter

(a)(1)	Nationwide Investment Services Corporation ("NISC") serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

MFS Variable Account	Nationwide VA Separate Account-D
Multi-Flex Variable Account	Nationwide VLI Separate Account
Nationwide Variable Account	Nationwide VLI Separate Account-2
Nationwide Variable Account-II	Nationwide VLI Separate Account-3
Nationwide Variable Account-3	Nationwide VLI Separate Account-4
Nationwide Variable Account-4	Nationwide VLI Separate Account-5
Nationwide Variable Account-5	Nationwide VLI Separate Account-6
Nationwide Variable Account-6	Nationwide VLI Separate Account-7
Nationwide Variable Account-7	Nationwide VL Separate Account-C
Nationwide Variable Account-8	Nationwide VL Separate Account-D
Nationwide Variable Account-9	Nationwide VL Separate Account-G
Nationwide Variable Account-10	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-11	Nationwide Provident VA Separate Account A
Nationwide Variable Account-12	Nationwide Provident VLI Separate Account 1
Nationwide Variable Account-13	Nationwide Provident VLI Separate Account A
Nationwide Variable Account-14
Nationwide VA Separate Account-A
Nationwide VA Separate Account-B
Nationwide VA Separate Account-C

(a)(2)
Security Distributors, Inc. ("SDI"), a subsidiary of Security Benefit Corporation, serves as principal underwriter and general distributor for contracts issued by the following separate investment accounts of Nationwide Life Insurance Company:

Nationwide Multi-Flex Variable Account
Nationwide Variable Account-9

SDI also acts as principal underwriter and general distributor for contracts issued by the following separate investment accounts of Security Benefit Life Insurance Company:

SBL Variable Annuity Account I
SBL Variable Annuity Account III
SBL Variable Annuity Account IV
SBL Variable Life Insurance Account (Varilife)
Security Varilife Separate Account (Security Elite Benefit)
Security Varilife Separate Account (Security Varilife)
Variable Annuity Account VIII (Variflex Extra Credit)
Variable Annuity Account VIII (Variflex LS)
Variable Annuity Account VIII (Variflex Signature)

Variable Annuity Account IX
Variable Annuity Account XI (Scarborough Advantage Variable Annuity)
SBL Variable Annuity Account XIV (AdvisorDesigns Variable Annuity)
SBL Variable Annuity Account XIV (AEA Variable Annuity)
SBL Variable Annuity Account XIV (AdvanceDesigns Variable Annuity)
SBL Variable Annuity Account XIV (EliteDesigns Variable Annuity)
SBL Variable Annuity Account XIV (NEA Valuebuilder)
SBL Variable Annuity Account XIV (NEA Valuebuilder Retirement Income Director Variable Annuity)
SBL Variable Annuity Account XIV (SecureDesigns Variable Annuity)
SBL Variable Annuity Account XIV (Security Benefit Advisor Variable Annuity)
SBL Variable Annuity Account XVII (Classic Strategies Variable Annuity)
SBL Variable Annuity Account XVII (ThirdFed Variable Annuity)
Parkstone Advantage Variable Annuity
Variflex Separate Account (Variflex)
Variflex Separate Account (Variflex ES)

And of First Security Benefit Life Insurance and Annuity Company of New York:

Variable Annuity Account A (EliteDesigns Variable Annuity)
Variable Annuity Account A (AdvisorDesigns Variable Annuity)
Variable Annuity Account B (SecureDesigns Variable Annuity)
Variable Annuity Account B (AdvanceDesigns Variable Annuity)

SDI also acts as principal underwriter for the following management investment companies for which Security Investors, LLC, an affiliate of SDI, Security Benefit Life Insurance Company, First Security Benefit Life Insurance and Annuity Company of New York, acts as investment adviser:

SBL Fund

(b)(1)	NATIONWIDE INVESTMENT SERVICES CORPORATION DIRECTORS AND OFFICERS

President	Robert O. Cline
Senior Vice President, Treasurer and Director	James D. Benson
Vice President-Chief Compliance Officer	James J. Rabenstine
Associate Vice President and Secretary	Kathy R. Richards
Associate Vice President-Financial Systems & Treasury Services and Assistant Treasurer	Terry C. Smetzer
Associate Vice President	John J. Humphries, Jr.
Assistant Secretary	Mark E. Hartman
Assistant Treasurer	Morgan J. Elliott
Assistant Treasurer	Jerry L. Greene
Director	John L. Carter
Director	Eric S. Henderson

The business address of the Directors and Officers of Nationwide Investment Services Corporation is:
One Nationwide Plaza, Columbus, Ohio 43215

(b) (2)           Directors and Officers of SDI:
Mark J. Carr	President and Director
James R. Schmank	Vice President and Director
Richard Wells	Director
Amy J. Lee	Secretary and Chief Compliance Officer
Julie Jacques	Treasurer
Carmen R. Hill	Assistant Vice President
Christopher D. Swickard	Assistant Secretary

SDI's principal business address is One Security Benefit Place, Topeka, Kansas 66636-0001, except as indicated.

(c)(1)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A
(c)(2)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions for year ending 12/31/07	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation*
Security Distributors, Inc.	$393,407	$0	$0	$393,407

*SBL pays SDI an annual payment of 0.75% of all Purchase Payments received under variable annuity contracts issued by the Company to support SDI's ongoing operations.

Item 30.          Location of Accounts and Records

Timothy G. Frommeyer
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH  43215

Item 31.          Management Services

Not Applicable

Item 32.          Undertakings

The Registrant hereby undertakes to:

(a)
file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

(b)
include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c)	deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code, are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Internal Revenue Code.

Nationwide Life Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide Life Insurance Company.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, NATIONWIDE VARIABLE ACCOUNT-9, certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of the Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Columbus, and the State of Ohio, on this 26 th day of April , 2011 .

NATIONWIDE VARIABLE ACCOUNT-9
(Registrant)
NATIONWIDE LIFE INSURANCE COMPANY
(Depositor)

By /s/ JAMIE RUFF CASTO
Jamie Ruff Casto

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the 26 th day of April , 2011 .

KIRT A. WALKER
Kirt A. Walker, President and Chief Operating Officer, and Director
MARK R. THRESHER
Mark R. Thresher, Executive Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
PETER A. GOLATO
Peter A. Golato, Senior Vice President-Individual Protection Business Head and Director
STEPHEN S. RASMUSSEN
Stephen S. Rasmussen, Director

By /s/ JAMIE RUFF CASTO
Jamie Ruff Casto
Attorney-in-Fact